UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2012

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

November 30, 2012

Global Fixed Income

COBO  USD Covered Bond

GGOV  German Sovereign/
Sub-Sovereign ETF

Hedge Strategies

CSM  Credit Suisse 130/30

HDG  Hedge Replication ETF

RALS  RAFI® Long/Short

Geared

Short MarketCap

SH  Short S&P500®

PSQ  Short QQQ®

DOG  Short Dow30SM

MYY  Short MidCap400

RWM  Short Russell2000

SBB  Short SmallCap600

TWQ  UltraShort Russell3000

SDS  UltraShort S&P500®

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

MZZ  UltraShort MidCap400

TWM  UltraShort Russell2000

SDD  UltraShort SmallCap600

SPXU  UltraPro Short S&P500®

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short KBW Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

FINZ  UltraPro Short Financials

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 25

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort MSCI Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil

FXP  UltraShort FTSE China 25

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico
Investable Market

Short Fixed Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

TTT  UltraPro Short 20+ Year Treasury

Ultra MarketCap

UWC  Ultra Russell3000

SSO  Ultra S&P500®

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

MVV  Ultra MidCap400

UWM  Ultra Russell2000

SAA  Ultra SmallCap600

UPRO  UltraPro S&P500®

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

KRU  Ultra KBW Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

FINU  UltraPro Financials

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra MSCI Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil

XPP  Ultra FTSE China 25

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico
Investable Market

Ultra Fixed Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

Inflation and Volatility

Inflation

RINF  30 Year TIPS/TSY Spread

FINF  Short 30 Year TIPS/TSY Spread

UINF  UltraPro 10 Year TIPS/TSY Spread

SINF  UltraPro Short 10 Year TIPS/TSY Spread

PROSHARES TRUST   Distributor: SEI Investments Distribution Co.

Table of Contents

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index
XLII	Expense Examples
1	Schedule of Portfolio Investments
2	Global Fixed Income ProShares
5	Hedge Strategies ProShares
12	Geared ProShares
168	Inflation and Volatility ProShares
172	Statements of Assets and Liabilities
193	Statements of Operations
214	Statements of Changes in Net Assets
254	Financial Highlights
299	Notes to Financial Statements
346	Board Approval of Investment Advisory Agreement
348	Federal Tax Information
349	Proxy Voting & Quarterly Portfolio Holdings Information

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Dear Shareholder:

I am pleased to present the ProShares Trust Semiannual Report for the six months ended November 30, 2012.

Equity Markets Rally

Equity markets around the globe posted strong gains during the six months ended November 30, with Europe leading the way — up 22.3%, as reflected by the MSCI Europe Index. The MSCI EAFE Index, which reflects developed markets outside North America, rose 18.3%, and the MSCI Emerging Markets Index increased 12.9%. The strength of the stock market rally is somewhat counterintuitive, considering Europe remains embroiled in a debt crisis and even the region's strongest economies are slipping into recession. Renewed investor confidence was likely spurred by successful deficit reduction moves by many European countries, including Greece, as well as the European Central Bank's ability to maintain financial stability in the region through its new bond buying program.

U.S. equity markets also rallied during the period, despite uncertainty over the outcome of the November elections, talk about weak economic growth and the looming "fiscal cliff." The S&P 500® rose 9.3%, The Dow® increased 6.5%, and the S&P MidCap 400® and Russell 2000® Indexes gained 8.9% and 8.7%, respectively. Notwithstanding the naysayers, the U.S. economy grew at a 3.1% clip in the 3rd quarter. Corporate profits were strong, and key economic indicators improved.

All ten Dow Jones U.S. Industry Indices increased during the period, with health care, financials, oil and gas, and consumer services delivering double-digit returns — 12.9%, 12.5%, 12.2% and 11.9%, respectively. Utilities and technology were the weakest sector indices, eking out gains of 1.5% and 2.2%, respectively.

Fixed Income Markets Mixed

U.S. fixed income markets delivered mixed results, yielding a modest 2% gain in the Barclays Aggregate Bond Index®. Corporate bond markets were strong, with the investment grade market up 6.9%, as reflected by the Markit iBoxx $ Liquid Investment Grade Index, and the high yield market up 8.3%, as reflected by Markit iBoxx $ Liquid High Yield Index. Treasurys were virtually flat, with the Ryan Labs 10-Year Treasury Index up only 1.3% and the Ryan Labs 30-Year Treasury Index down 0.6%.

ProShares Updates

We're pleased to report that in 2012, for the third year in a row, none of our equity and fixed income ETFs is expected to distribute any capital gains.

We appreciate the trust you have placed in ProShares by investing in our ETFs, and we look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

proshares.com :: I

Allocation of Portfolio Holdings & Index Composition

II :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares USD Covered Bond (Ticker: COBO)  GLOBAL FIXED INCOME PROSHARES

ProShares USD Covered Bond (the "Fund") seeks investment results, before fees and expenses, that track the performance of the BNP Paribas Diversified USD Covered Bond IndexTM (the "Index"). The Index, published by BNP Paribas, seeks to track the performance of U.S. dollar-denominated Covered Bonds that are generally rated AAA (or its equivalent). Specifically, the Index aims to include the universe of U.S. dollar-denominated fixed-rate Covered Bonds that conform to the eligibility criteria for the Index.

Market Exposure

Investment Type	% of Net Assets
Covered Bonds	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

Company	% of Net Assets
Bank of Nova Scotia, 1.95%, due 01/30/17	3.2%
Bank of Montreal, 1.95%, due 01/30/18	3.1%
Bank of Montreal, 2.63%, due 01/25/16	3.1%
Bank of Montreal, 1.30%, due 10/31/14	2.9%
BNP Paribas, 2.20%, due 11/02/15	2.8%

BNP Paribas Diversified
USD Covered Bond
Index – Composition

% of Index
U.S. Dollar-Denominated Covered Bonds	100%

ProShares German Sovereign/Sub-Sovereign ETF (Ticker: GGOV)

ProShares German Sovereign/Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxxEUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index"). The Index, published by Markit, seeks to track the performance of Sovereign and Sub-Sovereign issuers.

Market Exposure

Investment Type	% of Net Assets
Fixed-Income Securities	97%
Total Exposure	97%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

Company	% of Net Assets
Bundesrepublik Deutschland, 1.75%, due 07/04/22	4.7%
Bundesrepublik Deutschland, 3.50%, due 07/04/19	4.7%
KFW, 3.13%, due 06/15/18	4.7%
Bundesrepublik Deutschland, 4.00%, due 01/04/37	4.7%
KFW, 3.38%, due 01/18/21	4.7%

Markit iBoxx EUR Germany
Sovereign & Sub-Sovereign Liquid
Index – Composition

% of Index
Sub-Sovereign	75.9%
Sovereign	24.1%

ProShares Credit Suisse 130/30 (Ticker: CSM)  HEDGE STRATEGIES PROSHARES

ProShares Credit Suisse 130/30 (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large-Cap Index (the "Index"). The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the "Universe") by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements (Long)	36%
Swap Agreements (Short)	(30%)
Futures Contracts	—
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.6%
Exxon Mobil Corp.	2.4%
Google, Inc., Class A	1.4%
Microsoft Corp.	1.3%
Philip Morris International, Inc.	1.1%

Credit Suisse 130/30 Large-Cap
Index – Composition

% of Index
Consumer, Non-cyclical	18.4%
Financials	16.7%
Technology	13.4%
Consumer, Cyclical	11.7%
Industrials	11.2%
Energy	10.2%
Communications	9.6%
Utilities	4.6%
Basic Materials	3.9%
Diversified	0.3%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: III

ProShares Hedge Replication ETF (Ticker: HDG)

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). The Benchmark, established by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	15%
U.S. Treasury Bill	65%
Swap Agreements (Long)	20%
Swap Agreements (Short)	—
Short Euro Futures Contracts	7%
Total Exposure	107%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Novartis AG (ADR)	0.4%
BHP Billiton Ltd. (ADR)	0.4%
Siemens AG (ADR)	0.4%
Anheuser-Busch InBev N.V. (ADR)	0.3%
Novo Nordisk A/S (ADR)	0.3%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
On-The-Run T-Bill	61.7%
MSCI EAFE® US Dollar Net Total Return Index	15.4%
MSCI Emerging Markets Free US Dollar Net Total Return Index	11.0%
S&P 500® Total Return Index	5.6%
ProShares UltraShort Euro ETF	3.2%
Russell 2000® Total Return Index	3.1%

ProShares RAFI® Long/Short (Ticker: RALS)

ProShares RAFI® Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the RAFI® US Equity Long/Short Index (the "Index"). The Index allocates an aggregate equal dollar amount to both long and short equity positions. This allocation is based on a comparison of Research Affiliates Fundamental Index® weightings with traditional market capitalization weightings. The Index methodology seeks to capitalize on a theory that traditional index weighting based on market capitalization results in overweighting of overpriced securities and underweighting of underpriced securities.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements (Long)	12%
Swap Agreements (Short)	(103%)
Futures Contracts	—
Net Exposure	1%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of America Corp.	2.9%
Sprint Nextel Corp.	2.2%
Citigroup, Inc.	1.7%
Verizon Communications, Inc.	1.5%
AT&T, Inc.	1.5%

RAFI US Equity Index – Composition

% of Index
Financials	22.5%
Consumer, Non-cyclical	20.0%
Energy	11.3%
Consumer, Cyclical	11.2%
Communications	11.0%
Industrials	9.9%
Technology	5.4%
Utilities	5.3%
Basic Materials	3.4%

ProShares Short S&P500® (Ticker: SH)  GEARED PROSHARES

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(92%)
Futures Contracts	(8%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	15.5%
Technology	14.1%
Communications	11.3%
Energy	11.1%
Industrials	10.1%
Consumer, Cyclical	9.1%
Basic Materials	3.4%
Utilities	3.4%

IV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization — weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(92%)
Futures Contracts	(8%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	49.5%
Communications	27.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	6.7%
Industrials	1.2%
Basic Materials	0.5%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(90%)
Futures Contracts	(10%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	20.7%
Consumer, Non-cyclical	17.8%
Technology	14.7%
Consumer, Cyclical	13.2%
Energy	11.4%
Financials	10.5%
Communications	8.7%
Basic Materials	3.0%

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(90%)
Futures Contracts	(10%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	21.3%
Industrials	18.9%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	13.3%
Technology	7.9%
Energy	5.4%
Communications	5.0%
Utilities	5.0%
Basic Materials	4.7%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: V

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(94%)
Futures Contracts	(6%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	22.1%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	14.7%
Industrials	14.3%
Technology	9.2%
Communications	6.3%
Energy	5.5%
Basic Materials	3.9%
Utilities	3.7%
Diversified	0.1%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® Index (the "Index"). The Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	20.5%
Industrials	19.0%
Consumer, Non-cyclical	17.6%
Consumer, Cyclical	16.1%
Technology	10.3%
Communications	4.3%
Basic Materials	4.2%
Utilities	4.0%
Energy	4.0%

ProShares UltraShort Russell3000 (Ticker: TWQ)

ProShares UltraShort Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 3000® Index (the "Index"). The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	16.7%
Technology	13.0%
Industrials	11.0%
Communications	10.8%
Consumer, Cyclical	10.3%
Energy	9.9%
Basic Materials	3.6%
Utilities	3.4%

VI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(195%)
Futures Contracts	(5%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	15.5%
Technology	14.1%
Communications	11.3%
Energy	11.1%
Industrials	10.1%
Consumer, Cyclical	9.1%
Basic Materials	3.4%
Utilities	3.4%

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization — weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(187%)
Futures Contracts	(13%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	49.5%
Communications	27.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	6.7%
Industrials	1.2%
Basic Materials	0.5%

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(187%)
Futures Contracts	(13%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	20.7%
Consumer, Non-cyclical	17.8%
Technology	14.7%
Consumer, Cyclical	13.2%
Energy	11.4%
Financials	10.5%
Communications	8.7%
Basic Materials	3.0%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: VII

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	21.3%
Industrials	18.9%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	13.3%
Technology	7.9%
Energy	5.4%
Communications	5.0%
Utilities	5.0%
Basic Materials	4.7%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(194%)
Futures Contracts	(6%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	22.1%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	14.7%
Industrials	14.3%
Technology	9.2%
Communications	6.3%
Energy	5.5%
Basic Materials	3.9%
Utilities	3.7%
Diversified	0.1%

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® Index (the "Index"). The Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Financials	20.5%
Industrials	19.0%
Consumer, Non-cyclical	17.6%
Consumer, Cyclical	16.1%
Technology	10.3%
Communications	4.3%
Basic Materials	4.2%
Utilities	4.0%
Energy	4.0%

VIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(290%)
Futures Contracts	(10%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	15.5%
Technology	14.1%
Communications	11.3%
Energy	11.1%
Industrials	10.1%
Consumer, Cyclical	9.1%
Basic Materials	3.4%
Utilities	3.4%

ProShares UltraPro Short QQQ® (Ticker: SQQQ)

ProShares UltraPro Short QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(286%)
Futures Contracts	(14%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	49.5%
Communications	27.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	6.7%
Industrials	1.2%
Basic Materials	0.5%

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(291%)
Futures Contracts	(9%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	20.7%
Consumer, Non-cyclical	17.8%
Technology	14.7%
Consumer, Cyclical	13.2%
Energy	11.4%
Financials	10.5%
Communications	8.7%
Basic Materials	3.0%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: IX

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(289%)
Futures Contracts	(11%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Financials	21.3%
Industrials	18.9%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	13.3%
Technology	7.9%
Energy	5.4%
Communications	5.0%
Utilities	5.0%
Basic Materials	4.7%

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(295%)
Futures Contracts	(5%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	22.1%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	14.7%
Industrials	14.3%
Technology	9.2%
Communications	6.3%
Energy	5.5%
Basic Materials	3.9%
Utilities	3.7%
Diversified	0.1%

ProShares UltraShort Russell1000 Value (Ticker: SJF)

ProShares UltraShort Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 1000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	26.8%
Consumer, Non-cyclical	18.1%
Energy	16.2%
Communications	9.6%
Industrials	9.4%
Utilities	6.6%
Consumer, Cyclical	6.5%
Basic Materials	3.5%
Technology	3.3%

X :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares UltraShort Russell1000 Growth (Ticker: SFK)

ProShares UltraShort Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 1000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	24.8%
Technology	23.7%
Consumer, Cyclical	13.5%
Communications	12.9%
Industrials	12.0%
Financials	5.3%
Energy	4.1%
Basic Materials	3.6%
Utilities	0.1%

ProShares UltraShort Russell MidCap Value (Ticker: SJL)

ProShares UltraShort Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell MidCap® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	30.1%
Consumer, Non-cyclical	13.5%
Industrials	11.5%
Utilities	10.2%
Energy	8.8%
Consumer, Cyclical	8.7%
Technology	6.8%
Communications	5.3%
Basic Materials	5.0%
Diversified	0.1%

ProShares UltraShort Russell MidCap Growth (Ticker: SDK)

ProShares UltraShort Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell MidCap® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	24.2%
Consumer, Cyclical	22.0%
Industrials	13.9%
Technology	11.5%
Communications	10.5%
Financials	6.5%
Energy	5.5%
Basic Materials	5.5%
Utilities	0.3%
Diversified	0.1%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XI

ProShares UltraShort Russell2000 Value (Ticker: SJH)

ProShares UltraShort Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	36.5%
Industrials	13.2%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	11.0%
Utilities	6.9%
Technology	6.6%
Energy	5.4%
Communications	4.9%
Basic Materials	4.3%
Diversified	0.1%

ProShares UltraShort Russell2000 Growth (Ticker: SKK)

ProShares UltraShort Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	29.9%
Consumer, Cyclical	18.5%
Industrials	15.4%
Technology	12.1%
Communications	7.6%
Financials	7.1%
Energy	5.6%
Basic Materials	3.5%
Utilities	0.3%

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	63.3%
Industrial Metals	19.1%
Mining	13.1%
Forestry and Paper	4.5%

XII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.8%
General Financials	23.9%
Real Estate Investment Trusts	19.7%
Nonlife Insurance	19.1%
Life Insurance	4.8%
Real Estate Investment & Services	0.7%

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	76.2%
Oil Equipment, Services and Distribution	23.7%
Alternative Energy	0.1%

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XIII

ProShares Short KBW Regional Banking (Ticker: KRS)

ProShares Short KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

KBW Regional Banking Index – Composition

% of Index
Financials	100.0%

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	63.3%
Industrial Metals	19.1%
Mining	13.1%
Forestry and Paper	4.5%

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	66.3%
Pharmaceuticals	31.1%
Healthcare-Products	2.5%
Commercial Services	0.1%

XIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the performance of consumer spending in the goods sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Producers	20.2%
Beverages	19.6%
Household Goods	18.8%
Tobacco	15.7%
Personal Goods	13.8%
Automobiles and Parts	9.2%
Leisure Goods	2.7%

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the performance of consumer spending in the services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	42.5%
Media	27.8%
Travel and Leisure	19.3%
Food and Drug Retailers	10.4%

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.8%
General Financials	23.9%
Real Estate Investment Trusts	19.7%
Nonlife Insurance	19.1%
Life Insurance	4.8%
Real Estate Investment & Services	0.7%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XV

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	66.7%
Health Care Equipment and Services	33.3%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	21.9%
Industrial Engineering	16.8%
Support Services	16.7%
Aerospace and Defense	15.4%
Industrial Transportation	12.8%
Electronic & Electrical Equipment	10.6%
Construction and Materials	5.8%

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	76.2%
Oil Equipment, Services and Distribution	23.7%
Alternative Energy	0.1%

XVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	55.6%
Software and Computer Services	44.4%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XVII

ProShares UltraShort Telecommunications (Ticker: TLL)

ProShares UltraShort Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	87.7%
Mobile Telecommunications	12.3%

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	67.8%
Gas, Water & Multi Utilities	32.2%

ProShares UltraPro Short Financials (Ticker: FINZ)

ProShares UltraPro Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(300%)
Futures Contracts	—
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.8%
General Financials	23.9%
Real Estate Investment Trusts	19.7%
Nonlife Insurance	19.1%
Life Insurance	4.8%
Real Estate Investment & Services	0.7%

XVIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	22.9%
Japan	19.6%
Other	12.2%
France	9.5%
Australia	8.9%
Switzerland	8.9%
Germany	8.7%
Hong Kong	3.2%
Sweden	3.2%
Spain	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	24.2%
Industrials	12.5%
Consumer Staples	12.0%
Consumer Discretionary	10.5%
Health Care	10.0%
Materials	9.6%
Energy	7.9%
Telecommunication Services	5.0%
Information Technology	4.4%
Utilities	3.9%

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.6%
Korea	15.4%
Other	14.0%
Brazil	11.9%
Taiwan	11.1%
South Africa	7.5%
India	7.0%
Russia	5.8%
Mexico	5.1%
Malaysia	3.6%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	25.9%
Information Technology	14.3%
Energy	12.6%
Materials	11.6%
Consumer Staples	8.7%
Consumer Discretionary	8.0%
Telecommunication Services	7.8%
Industrials	6.4%
Utilities	3.5%
Health Care	1.2%

ProShares Short FTSE China 25 (Ticker: YXI)

ProShares Short FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 25 Index® (the "Index The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(99%)
Futures Contracts	—
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	58.2%
Energy	21.8%
Communications	16.3%
Industrials	1.9%
Basic Materials	1.8%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XIX

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	22.9%
Japan	19.6%
Other	12.2%
France	9.5%
Australia	8.9%
Switzerland	8.9%
Germany	8.7%
Hong Kong	3.2%
Sweden	3.2%
Spain	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	24.2%
Industrials	12.5%
Consumer Staples	12.0%
Consumer Discretionary	10.5%
Health Care	10.0%
Materials	9.6%
Energy	7.9%
Telecommunication Services	5.0%
Information Technology	4.4%
Utilities	3.9%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.6%
Korea	15.4%
Other	14.0%
Brazil	11.9%
Taiwan	11.1%
South Africa	7.5%
India	7.0%
Russia	5.8%
Mexico	5.1%
Malaysia	3.6%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	25.9%
Information Technology	14.3%
Energy	12.6%
Materials	11.6%
Consumer Staples	8.7%
Consumer Discretionary	8.0%
Telecommunication Services	7.8%
Industrials	6.4%
Utilities	3.5%
Health Care	1.2%

ProShares UltraShort MSCI Europe (Ticker: EPV)

ProShares UltraShort MSCI Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Europe Index® (the "Index"). The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	34.8%
France	14.5%
Switzerland	13.6%
Germany	13.2%
Other	5.6%
Sweden	4.8%
Spain	4.5%
Netherlands	3.8%
Italy	3.4%
Belgium	1.8%

MSCI Europe Index – Composition

% of Index
Financials	20.2%
Consumer Staples	14.9%
Health Care	12.0%
Industrials	11.1%
Energy	10.8%
Materials	9.4%
Consumer Discretionary	9.0%
Telecommunication Services	5.5%
Utilities	4.1%
Information Technology	3.0%

XX :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares UltraShort MSCI Pacific ex-Japan (Ticker: JPX)

ProShares UltraShort MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	63.3%
Hong Kong	22.6%
Singapore	13.2%
New Zealand	0.9%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	50.7%
Materials	14.5%
Industrials	8.8%
Consumer Staples	6.6%
Consumer Discretionary	5.1%
Utilities	4.1%
Energy	3.8%
Telecommunication Services	3.2%
Health Care	2.7%
Information Technology	0.5%

ProShares UltraShort MSCI Brazil (Ticker: BZQ)

ProShares UltraShort MSCI Brazil (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil Index® (the "Index"). The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Financials	26.6%
Materials	19.6%
Energy	17.5%
Consumer Staples	14.6%
Utilities	6.2%
Industrials	4.5%
Consumer Discretionary	4.4%
Telecommunication Services	3.2%
Information Technology	2.3%
Health Care	1.1%

ProShares UltraShort FTSE China 25 (Ticker: FXP)

ProShares UltraShort FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 25 Index® (the "Index"). The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	58.2%
Energy	21.8%
Communications	16.3%
Industrials	1.9%
Basic Materials	1.8%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXI

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free-float adjusted, market capitalization in each industry group in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(199%)
Futures Contracts	—
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.4%
Consumer Discretionary	19.8%
Financials	18.8%
Information Technology	11.6%
Health Care	6.9%
Materials	6.8%
Consumer Staples	6.6%
Telecommunication Services	4.6%
Utilities	3.0%
Energy	1.5%

ProShares UltraShort MSCI Mexico Investable Market (Ticker: SMK)

ProShares UltraShort MSCI Mexico Investable Market (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Mexico Investable Market Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	(201%)
Futures Contracts	—
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Consumer Staples	29.5%
Telecommunication Services	23.4%
Materials	19.3%
Financials	11.4%
Consumer Discretionary	8.6%
Industrials	7.0%
Health Care	0.8%

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(98%)
Futures Contracts	(2%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

XXII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(97%)
Futures Contracts	(4%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(100%)
Futures Contracts	—
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

ProShares Short Investment Grade Corporate (Ticker: IGS)

ProShares Short Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	(101%)
Futures Contracts	—
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXIII

ProShares UltraShort 3-7 Year Treasury (Ticker: TBZ)

ProShares UltraShort 3-7 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays Capital U.S. 3-7 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(201%)
Futures Contracts	—
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 3-7 Year Treasury Bond
Index – Composition

% of Index
3-7 Year U.S. Treasury	100.0%

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(198%)
Futures Contracts	(2%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(197%)
Futures Contracts	(4%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

XXIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares UltraShort TIPS (Ticker: TPS)

ProShares UltraShort TIPS (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) (the "Index"). The Index includes all publicly issued, U.S. Treasury inflation protected securities ("TIPS") that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million or more par value outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(200%)
Futures Contracts	—
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series L) – Composition

% of Index
TIPS (Series L)	100.0%

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	(300%)
Futures Contracts	—
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

ProShares Ultra Russell3000 (Ticker: UWC)

ProShares Ultra Russell3000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 3000® Index (the "Index"). The Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
Swap Agreements	187%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	0.5%
Exxon Mobil Corp.	0.4%
General Electric Co.	0.2%
Chevron Corp.	0.2%
AT&T, Inc.	0.2%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Financials	16.7%
Technology	13.0%
Industrials	11.0%
Communications	10.8%
Consumer, Cyclical	10.3%
Energy	9.9%
Basic Materials	3.6%
Utilities	3.4%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXV

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	124%
Futures Contracts	18%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.5%
Exxon Mobil Corp.	1.9%
General Electric Co.	1.0%
Chevron Corp.	0.9%
International Business Machines Corp.	0.9%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	15.5%
Technology	14.1%
Communications	11.3%
Energy	11.1%
Industrials	10.1%
Consumer, Cyclical	9.1%
Basic Materials	3.4%
Utilities	3.4%

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	97%
Futures Contracts	15%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	16.0%
Microsoft Corp.	6.5%
Google, Inc., Class A	5.3%
Oracle Corp.	4.6%
Amazon.com, Inc.	3.3%

NASDAQ-100 Index – Composition

% of Index
Technology	49.5%
Communications	27.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	6.7%
Industrials	1.2%
Basic Materials	0.5%

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Swap Agreements	139%
Futures Contracts	14%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.3%
Chevron Corp.	2.9%
3M Co.	2.5%
Exxon Mobil Corp.	2.5%
McDonald's Corp.	2.4%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	20.7%
Consumer, Non-cyclical	17.8%
Technology	14.7%
Consumer, Cyclical	13.2%
Energy	11.4%
Financials	10.5%
Communications	8.7%
Basic Materials	3.0%

XXVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Swap Agreements	141%
Futures Contracts	15%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	0.5%
HollyFrontier Corp.	0.3%
AMETEK, Inc.	0.3%
Equinix, Inc.	0.3%
Kansas City Southern	0.3%

S&P MidCap 400 Index – Composition

% of Index
Financials	21.3%
Industrials	18.9%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	13.3%
Technology	7.9%
Energy	5.4%
Communications	5.0%
Utilities	5.0%
Basic Materials	4.7%

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	128%
Futures Contracts	21%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ocwen Financial Corp.	0.2%
Genesee & Wyoming, Inc., Class A	0.2%
Two Harbors Investment Corp.	0.2%
Starwood Property Trust, Inc.	0.2%
Alaska Air Group, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	22.1%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	14.7%
Industrials	14.3%
Technology	9.2%
Communications	6.3%
Energy	5.5%
Basic Materials	3.9%
Utilities	3.7%
Diversified	0.1%

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® Index (the "Index"). The Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	36%
Swap Agreements	164%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Extra Space Storage, Inc.	0.3%
Kilroy Realty Corp.	0.2%
Tanger Factory Outlet Centers	0.2%
ProAssurance Corp.	0.2%
CommVault Systems, Inc.	0.2%

S&P SmallCap 600 Index – Composition

% of Index
Financials	20.5%
Industrials	19.0%
Consumer, Non-cyclical	17.6%
Consumer, Cyclical	16.1%
Technology	10.3%
Communications	4.3%
Basic Materials	4.2%
Utilities	4.0%
Energy	4.0%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXVII

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index (the "Index"). The Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	31%
Swap Agreements	234%
Futures Contracts	35%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.4%
Exxon Mobil Corp.	1.0%
General Electric Co.	0.6%
Chevron Corp.	0.5%
International Business Machines Corp.	0.5%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.0%
Financials	15.5%
Technology	14.1%
Communications	11.3%
Energy	11.1%
Industrials	10.1%
Consumer, Cyclical	9.1%
Basic Materials	3.4%
Utilities	3.4%

ProShares UltraPro QQQ® (Ticker: TQQQ)

ProShares UltraPro QQQ® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	23%
Swap Agreements	254%
Futures Contracts	23%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.2%
Microsoft Corp.	1.7%
Google, Inc., Class A	1.4%
Oracle Corp.	1.2%
Amazon.com, Inc.	0.9%

NASDAQ-100 Index – Composition

% of Index
Technology	49.5%
Communications	27.1%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	6.7%
Industrials	1.2%
Basic Materials	0.5%

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM Index (the "Index"). The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	24%
Swap Agreements	257%
Futures Contracts	19%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	2.7%
Chevron Corp.	1.5%
3M Co.	1.3%
Exxon Mobil Corp.	1.3%
McDonald's Corp.	1.2%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	20.7%
Consumer, Non-cyclical	17.8%
Technology	14.7%
Consumer, Cyclical	13.2%
Energy	11.4%
Financials	10.5%
Communications	8.7%
Basic Materials	3.0%

XXVIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® Index (the "Index"). The Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	26%
Swap Agreements	250%
Futures Contracts	24%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	0.3%
HollyFrontier Corp.	0.2%
AMETEK, Inc.	0.2%
Equinix, Inc.	0.2%
Kansas City Southern	0.2%

S&P MidCap 400 Index – Composition

% of Index
Financials	21.3%
Industrials	18.9%
Consumer, Non-cyclical	18.5%
Consumer, Cyclical	13.3%
Technology	7.9%
Energy	5.4%
Communications	5.0%
Utilities	5.0%
Basic Materials	4.7%

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	8%
Swap Agreements	269%
Futures Contracts	23%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ocwen Financial Corp.	0.1%
Genesee & Wyoming, Inc., Class A	0.1%
Two Harbors Investment Corp.	0.1%
Starwood Property Trust, Inc.	0.1%
Alaska Air Group, Inc.	0.1%

Russell 2000 Index – Composition

% of Index
Financials	22.1%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	14.7%
Industrials	14.3%
Technology	9.2%
Communications	6.3%
Energy	5.5%
Basic Materials	3.9%
Utilities	3.7%
Diversified	0.1%

ProShares Ultra Russell1000 Value (Ticker: UVG)

ProShares Ultra Russell1000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 1000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	39%
Swap Agreements	161%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.2%
General Electric Co.	1.2%
Chevron Corp.	1.1%
AT&T, Inc.	1.1%
Pfizer, Inc.	1.0%

Russell 1000 Value Index – Composition

% of Index
Financials	26.8%
Consumer, Non-cyclical	18.1%
Energy	16.2%
Communications	9.6%
Industrials	9.4%
Utilities	6.6%
Consumer, Cyclical	6.5%
Basic Materials	3.5%
Technology	3.3%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXIX

ProShares Ultra Russell1000 Growth (Ticker: UKF)

ProShares Ultra Russell1000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 1000® Growth Index (the "Index) The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	145%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.3%
International Business Machines Corp.	1.6%
Microsoft Corp.	1.6%
Google, Inc., Class A	1.4%
Coca-Cola Co. (The)	1.1%

Russell 1000 Growth
Index – Composition

% of Index
Consumer, Non-cyclical	24.8%
Technology	23.7%
Consumer, Cyclical	13.5%
Communications	12.9%
Industrials	12.0%
Financials	5.3%
Energy	4.1%
Basic Materials	3.6%
Utilities	0.1%

ProShares Ultra Russell MidCap Value (Ticker: UVU)

ProShares Ultra Russell MidCap Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell Midcap® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	10%
Swap Agreements	190%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Marathon Petroleum Corp.	0.1%
Ventas, Inc.	0.1%
Valero Energy Corp.	0.1%
HCP, Inc.	0.1%
Eaton Corp.	0.1%

Russell Midcap Value
Index – Composition

% of Index
Financials	30.1%
Consumer, Non-cyclical	13.5%
Industrials	11.5%
Utilities	10.2%
Energy	8.8%
Consumer, Cyclical	8.7%
Technology	6.8%
Communications	5.3%
Basic Materials	5.0%
Diversified	0.1%

ProShares Ultra Russell MidCap Growth (Ticker: UKW)

ProShares Ultra Russell MidCap Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell Midcap® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	18%
Swap Agreements	182%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Crown Castle International Corp.	0.2%
PPG Industries, Inc.	0.2%
Alexion Pharmaceuticals, Inc.	0.2%
Intuit, Inc.	0.2%
Whole Foods Market, Inc.	0.2%

Russell Midcap Growth
Index – Composition

% of Index
Consumer, Non-cyclical	24.2%
Consumer, Cyclical	22.0%
Industrials	13.9%
Technology	11.5%
Communications	10.5%
Financials	6.5%
Energy	5.5%
Basic Materials	5.5%
Utilities	0.3%
Diversified	0.1%

XXX :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Ultra Russell2000 Value (Ticker: UVT)

ProShares Ultra Russell2000 Value (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Value Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Swap Agreements	156%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ocwen Financial Corp.	0.3%
Two Harbors Investment Corp.	0.2%
Starwood Property Trust, Inc.	0.2%
Cleco Corp.	0.2%
Invesco Mortgage Capital, Inc.	0.2%

Russell 2000 Value Index – Composition

% of Index
Financials	36.5%
Industrials	13.2%
Consumer, Cyclical	11.1%
Consumer, Non-cyclical	11.0%
Utilities	6.9%
Technology	6.6%
Energy	5.4%
Communications	4.9%
Basic Materials	4.3%
Diversified	0.1%

ProShares Ultra Russell2000 Growth (Ticker: UKK)

ProShares Ultra Russell2000 Growth (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Growth Index (the "Index"). The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	141%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Genesee & Wyoming, Inc., Class A	0.3%
CommVault Systems, Inc.	0.3%
Pharmacyclics, Inc.	0.3%
Alaska Air Group, Inc.	0.3%
Dril-Quip, Inc.	0.3%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	29.9%
Consumer, Cyclical	18.5%
Industrials	15.4%
Technology	12.1%
Communications	7.6%
Financials	7.1%
Energy	5.6%
Basic Materials	3.5%
Utilities	0.3%

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Index measures the performance of the basic materials sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	6.4%
Freeport-McMoRan Copper & Gold, Inc.	5.9%
Dow Chemical Co. (The)	5.8%
Praxair, Inc.	5.1%
Newmont Mining Corp.	3.7%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	63.3%
Industrial Metals	19.1%
Mining	13.1%
Forestry and Paper	4.5%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXI

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Index is a modified capitalization weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Swap Agreements	154%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	4.4%
Amgen, Inc.	3.8%
Gilead Sciences, Inc.	3.5%
Alexion Pharmaceuticals, Inc.	3.5%
Celgene Corp.	2.6%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	66.3%
Pharmaceuticals	31.1%
Healthcare-Products	2.5%
Commercial Services	0.1%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Index measures the performance of consumer spending in the goods sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	142%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	7.0%
Philip Morris International, Inc.	5.5%
Coca-Cola Co. (The)	5.4%
PepsiCo, Inc.	4.0%
Altria Group, Inc.	2.5%

Dow Jones U.S. Consumer Goods
Index – Composition

% of Index
Food Producers	20.2%
Beverages	19.6%
Household Goods	18.8%
Tobacco	15.7%
Personal Goods	13.8%
Automobiles and Parts	9.2%
Leisure Goods	2.7%

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Index measures the performance of consumer spending in the services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	132%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	4.2%
Comcast Corp., Class A	3.4%
Home Depot, Inc. (The)	3.4%
Amazon.com, Inc.	3.2%
Walt Disney Co. (The)	3.1%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	42.5%
Media	27.8%
Travel and Leisure	19.3%
Food and Drug Retailers	10.4%

XXXII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	4.7%
Berkshire Hathaway, Inc., Class B	4.7%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.0%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	31.8%
General Financial	23.9%
Real Estate Investment Trusts	19.7%
Nonlife Insurance	19.1%
Life Insurance	4.8%
Real Estate Investment & Services	0.7%

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.2%
Pfizer, Inc.	8.0%
Merck & Co., Inc.	5.7%
Abbott Laboratories	4.3%
Amgen, Inc.	2.9%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	66.7%
Health Care Equipment and Services	33.3%

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Index measures the performance of the industrial sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	21.9%
Industrial Engineering	16.8%
Support Services	16.7%
Aerospace and Defense	15.4%
Industrial Transportation	12.8%
Electronic & Electrical Equipment	10.6%
Construction and Materials	5.8%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXIII

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Index measures the performance of the oil and gas sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.0%
Chevron Corp.	9.7%
Schlumberger Ltd.	4.4%
ConocoPhillips	3.2%
Occidental Petroleum Corp.	2.8%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	76.2%
Oil Equipment, Services and Distribution	23.7%
Alternative Energy	0.1%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

ProShares Ultra KBW Regional Banking (Ticker: KRU)

ProShares Ultra KBW Regional Banking (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KBW Regional Banking IndexSM (the "Index"). The Index is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Susquehanna Bancshares, Inc.	2.7%
Texas Capital Bancshares, Inc.	2.7%
First Republic Bank/CA	2.1%
National Penn Bancshares, Inc.	2.1%
Webster Financial Corp.	2.0%

KBW Regional Banking
Index – Composition

% of Index
Financials	100.0%

XXXIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Index measures the performance of the semiconductor sub-sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	24.2%
Texas Instruments, Inc.	8.3%
Broadcom Corp., Class A	4.1%
Applied Materials, Inc.	3.3%
Analog Devices, Inc.	3.0%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100.0%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Index measures the performance of the technology sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	25%
Swap Agreements	175%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.9%
International Business Machines Corp.	2.2%
Microsoft Corp.	2.1%
Google, Inc., Class A	2.0%
Oracle Corp.	1.3%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	55.6%
Software and Computer Services	44.4%

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Swap Agreements	150%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	6.2%
Verizon Communications, Inc.	5.6%
Crown Castle International Corp.	3.7%
Sprint Nextel Corp.	3.6%
CenturyLink, Inc.	3.6%

Dow Jones U.S. Select
Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	87.7%
Mobile Telecommunications	12.3%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXV

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	5.7%
Southern Co. (The)	4.9%
Dominion Resources, Inc.	3.7%
NextEra Energy, Inc.	3.7%
Exelon Corp.	3.3%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	67.8%
Gas, Water & Multi Utilities	32.2%

ProShares UltraPro Financials (Ticker: FINU)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Index measures the performance of the financial services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	248%
Futures Contracts	—
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	3.4%
Berkshire Hathaway, Inc., Class B	3.4%
JPMorgan Chase & Co.	3.2%
Bank of America Corp.	2.2%
Citigroup, Inc.	2.1%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	31.8%
General Financials	23.9%
Real Estate Investment Trusts	19.7%
Nonlife Insurance	19.1%
Life Insurance	4.8%
Real Estate Investment & Services	0.7%

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	22.9%
Japan	19.6%
Other	12.2%
France	9.5%
Australia	8.9%
Switzerland	8.9%
Germany	8.7%
Hong Kong	3.2%
Sweden	3.2%
Spain	2.9%

MSCI EAFE Index – Composition

% of Index
Financials	24.2%
Industrials	12.5%
Consumer Staples	12.0%
Consumer Discretionary	10.5%
Health Care	10.0%
Materials	9.6%
Energy	7.9%
Telecommunication Services	5.0%
Information Technology	4.4%
Utilities	3.9%

XXXVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Index includes 85% of free float-adjusted market capitalization in each industry group in emerging market countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	18.6%
Korea	15.4%
Other	14.0%
Brazil	11.9%
Taiwan	11.1%
South Africa	7.5%
India	7.0%
Russia	5.8%
Mexico	5.1%
Malaysia	3.6%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	25.9%
Information Technology	14.3%
Energy	12.6%
Materials	11.6%
Consumer Staples	8.7%
Consumer Discretionary	8.0%
Telecommunication Services	7.8%
Industrials	6.4%
Utilities	3.5%
Health Care	1.2%

ProShares Ultra MSCI Europe (Ticker: UPV)

ProShares Ultra MSCI Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Europe Index® (the "Index"). The Index is a free float-adjusted market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	34.8%
France	14.5%
Switzerland	13.6%
Germany	13.2%
Other	5.6%
Sweden	4.8%
Spain	4.5%
Netherlands	3.8%
Italy	3.4%
Belgium	1.8%

MSCI Europe Index – Composition

% of Index
Financials	20.2%
Consumer Staples	14.9%
Health Care	12.0%
Industrials	11.1%
Energy	10.8%
Materials	9.4%
Consumer Discretionary	9.0%
Telecommunication Services	5.5%
Utilities	4.1%
Information Technology	3.0%

ProShares Ultra MSCI Pacific ex-Japan (Ticker: UXJ)

ProShares Ultra MSCI Pacific ex-Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Pacific ex-Japan Index® (the "Index"). The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the eastern Pacific region, excluding Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	63.3%
Hong Kong	22.6%
Singapore	13.2%
New Zealand	0.9%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	50.7%
Materials	14.5%
Industrials	8.8%
Consumer Staples	6.6%
Consumer Discretionary	5.1%
Utilities	4.1%
Energy	3.8%
Telecommunication Services	3.2%
Health Care	2.7%
Information Technology	0.5%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXVII

ProShares Ultra MSCI Brazil (Ticker: UBR)

ProShares Ultra MSCI Brazil (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil Index® (the "Index"). The Index is a free-float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Financials	26.6%
Materials	19.6%
Energy	17.5%
Consumer Staples	14.6%
Utilities	6.2%
Industrials	4.5%
Consumer Discretionary	4.4%
Telecommunication Services	3.2%
Information Technology	2.3%
Health Care	1.1%

ProShares Ultra FTSE China 25 (Ticker: XPP)

ProShares Ultra FTSE China 25 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 25 Index® (the "Index"). The Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	58.2%
Energy	21.8%
Communications	16.3%
Industrials	1.9%
Basic Materials	1.8%

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Index includes 85% of free-float adjusted, market capitalization in each industry group in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	201%
Futures Contracts	—
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.4%
Consumer Discretionary	19.8%
Financials	18.8%
Information Technology	11.6%
Health Care	6.9%
Materials	6.8%
Consumer Staples	6.6%
Telecommunication Services	4.6%
Utilities	3.0%
Energy	1.5%

XXXVIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Ultra MSCI Mexico Investable Market (Ticker: UMX)

ProShares Ultra MSCI Mexico Investable Market (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI Mexico Investable Market Index® (the "Index"). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Consumer Staples	29.5%
Telecommunication Services	23.5%
Materials	19.3%
Financials	11.4%
Consumer Discretionary	8.6%
Industrials	7.0%
Health Care	0.7%

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	65%
Swap Agreements	131%
Futures Contracts	4%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index (the "Index"). The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	53%
Swap Agreements	144%
Futures Contracts	4%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXIX

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

ProShares Ultra Investment Grade Corporate (Ticker: IGU)

ProShares Ultra Investment Grade Corporate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Markit iBoxx $ Liquid Investment Grade Index (the "Index"). The Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100.0%

ProShares 30 Year TIPS/TSY Spread (Ticker: RINF)  INFLATION AND VOLATILITY PROSHARES

ProShares 30 Year TIPS/TSY Spread (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration-adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation".

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	90%
Swap Agreements (Long)	10%
Swap Agreements (Short)	(137%)
Futures Contracts	—
Net Exposure	(37%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 30-Year Inflation Breakeven
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	42%
Short 30-Year U.S. Treasury Bond	58%

XL :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2012 (Unaudited)

ProShares Short 30 Year TIPS/TSY Spread (Ticker: FINF)

ProShares Short 30 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration-adjusted short positions in U.S. Treasury bonds of the closest maturity. The difference in yield (or "spread") between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation".

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	87%
Swap Agreements (Long)	49%
Swap Agreements (Short)	(100%)
Futures Contracts	—
Net Exposure	36%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 30-Year Inflation Breakeven
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	42%
Short 30-Year U.S. Treasury Bond	58%

ProShares UltraPro 10 Year TIPS/TSY Spread (Ticker: UINF)

ProShares UltraPro 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration-adjusted short positions in U.S. Treasury notes of the closest maturity. The difference in yield (or "spread") between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation".

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	79%
Swap Agreements (Long)	222%
Swap Agreements (Short)	(327%)
Futures Contracts	(7%)
Net Exposure	(33%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 10-Year Inflation Breakeven
Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS) Bond	48%
Short 10-Year U.S. Treasury Note	52%

ProShares UltraPro Short 10 Year TIPS/TSY Spread (Ticker: SINF)

ProShares UltraPro Short 10 Year TIPS/TSY Spread (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index (the "Index"). The Index tracks the performance of long positions in the most recently issued 10-year Treasury Inflation-Protected Securities (TIPS) bond and duration-adjusted short positions in U.S. Treasury notes of the closest maturity. The difference in yield (or "spread") between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation".

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	73%
Swap Agreements (Long)	255%
Swap Agreements (Short)	(299%)
Futures Contracts	3%
Net Exposure	32%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Credit Suisse 10-Year Inflation Breakeven
Index – Composition

% of Index
10-Year Treasury Inflation-Protected Securities (TIPS) Bond	48%
Short 10-Year U.S. Treasury Note	52%

November 30, 2012 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XLI

Expense Examples

XLII :: ProShares Trust :: Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2012.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2012.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
USD Covered Bond	GLOBAL FIXED INCOME PROSHARES
Actual	$1,000.00	$1,024.80	$1.78	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
German Sovereign/Sub-Sovereign ETF
Actual	$1,000.00	$1,060.50	$2.32	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Credit Suisse 130/30	HEDGE STRATEGIES PROSHARES
Actual	$1,000.00	$1,099.40	$5.00	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Hedge Replication ETF
Actual	$1,000.00	$1,037.00	$4.85	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
RAFI® Long/Short
Actual	$1,000.00	$1,065.30	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P500®	GEARED PROSHARES
Actual	$1,000.00	$902.80	$4.29	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
Short QQQ®
Actual	$1,000.00	$919.20	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XLIII

	Beginning Account Value	Ending Account Value 11/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short Dow30SM
Actual	$1,000.00	$927.10	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400
Actual	$1,000.00	$902.20	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$898.10	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short SmallCap600
Actual	$1,000.00	$902.10	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell3000
Actual	$1,000.00	$807.30	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort S&P500®
Actual	$1,000.00	$810.20	$4.08	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort QQQ®
Actual	$1,000.00	$836.10	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$854.80	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$806.90	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$797.90	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$804.90	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$720.00	$3.97	0.92%
Hypothetical	$1,000.00	$1,020.46	$4.66	0.92%
UltraPro Short QQQ®
Actual	$1,000.00	$750.40	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$782.50	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLIV :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Short MidCap400
Actual	$1,000.00	$711.10	$4.07	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$698.40	$4.04	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$780.50	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$834.90	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$779.30	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$832.70	$4.36	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$787.70	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$812.40	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Basic Materials
Actual	$1,000.00	$898.50	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$872.90	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Oil & Gas
Actual	$1,000.00	$871.00	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Real Estate
Actual	$1,000.00	$930.60	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short KBW Regional Banking
Actual	$1,000.00	$942.70	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$794.00	$4.27	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XLV

	Beginning Account Value	Ending Account Value 11/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$730.80	$4.12	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$825.50	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$770.70	$4.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$754.40	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Health Care
Actual	$1,000.00	$763.00	$4.20	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$790.00	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$747.00	$4.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$862.70	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$1,063.90	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$905.70	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$733.00	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$951.80	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Financials (a)
Actual	$1,000.00	$729.50	$3.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI EAFE
Actual	$1,000.00	$828.80	$4.36	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVI :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MSCI Emerging Markets
Actual	$1,000.00	$867.80	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short FTSE China 25
Actual	$1,000.00	$848.50	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$678.00	$4.00	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$740.20	$4.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Europe
Actual	$1,000.00	$609.70	$3.83	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$635.00	$3.89	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil
Actual	$1,000.00	$895.50	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE China 25
Actual	$1,000.00	$703.90	$4.06	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$846.10	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Mexico Investable Market
Actual	$1,000.00	$601.40	$3.81	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 7-10 Year Treasury
Actual	$1,000.00	$979.90	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$986.40	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short High Yield
Actual	$1,000.00	$897.70	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Investment Grade Corporate
Actual	$1,000.00	$929.50	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XLVII

	Beginning Account Value	Ending Account Value 11/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$975.60	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$962.20	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$967.90	$4.59	0.93%
Hypothetical	$1,000.00	$1,020.41	$4.71	0.93%
UltraShort TIPS
Actual	$1,000.00	$938.00	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$943.40	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell3000
Actual	$1,000.00	$1,174.60	$5.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,175.60	$5.02	0.92%
Hypothetical	$1,000.00	$1,020.46	$4.66	0.92%
Ultra QQQ®
Actual	$1,000.00	$1,118.70	$5.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,117.20	$5.04	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,162.10	$5.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,159.00	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,158.10	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,257.80	$5.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro QQQ®
Actual	$1,000.00	$1,161.30	$5.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVIII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Dow30SM
Actual	$1,000.00	$1,167.60	$5.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,230.40	$5.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Russell2000
Actual	$1,000.00	$1,224.60	$5.30	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$1,214.40	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$1,136.90	$5.09	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$1,208.90	$5.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,125.50	$5.06	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$1,177.00	$5.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$1,131.70	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,142.00	$5.10	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,246.70	$5.35	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,161.80	$5.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,232.40	$5.32	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Financials
Actual	$1,000.00	$1,239.20	$5.33	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Expense Examples (Unaudited) :: ProShares Trust :: XLIX

	Beginning Account Value	Ending Account Value 11/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Health Care
Actual	$1,000.00	$1,254.30	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$1,180.40	$5.19	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,223.60	$5.30	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,104.30	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra KBW Regional Banking
Actual	$1,000.00	$1,044.70	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Semiconductors
Actual	$1,000.00	$833.30	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$1,018.90	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,281.00	$5.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$1,015.20	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Financials (a)
Actual	$1,000.00	$1,257.50	$4.20	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$1,360.70	$5.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$1,226.40	$5.30	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Europe
Actual	$1,000.00	$1,458.30	$5.85	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$1,457.30	$5.85	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

L :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MSCI Brazil
Actual	$1,000.00	$987.30	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE China 25
Actual	$1,000.00	$1,273.20	$5.41	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$1,101.80	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Mexico Investable Market
Actual	$1,000.00	$1,523.00	$6.01	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,019.40	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$980.10	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra High Yield
Actual	$1,000.00	$1,193.50	$5.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Investment Grade Corporate
Actual	$1,000.00	$1,124.30	$5.06	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
30 Year TIPS/TSY Spread	INFLATION AND VOLATILITY PROSHARES
Actual	$1,000.00	$1,054.50	$3.86	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Short 30 Year TIPS/TSY Spread
Actual	$1,000.00	$929.00	$3.63	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
UltraPro 10 Year TIPS/TSY Spread
Actual	$1,000.00	$1,039.50	$3.83	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
UltraPro Short 10 Year TIPS/TSY Spread
Actual	$1,000.00	$936.50	$3.64	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 183 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

(a)  The Fund commenced operations on July 10, 2012. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 143 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

Expense Examples (Unaudited) :: ProShares Trust :: LI

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Schedule of Portfolio Investments

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 1

GLOBAL FIXED INCOME PROSHARES

  USD Covered Bond  COBO

Principal Amount		Value
	Corporate Bonds — 99.0%
	Capital Markets — 4.1%
	Credit Suisse AG/Guernsey
$320,000	1.63%, due 03/06/15 (a)	$326,837
200,000	2.60%, due 05/27/16 (a)	211,656
		538,493
	Commercial Banks — 77.6%
	Australia & New Zealand Banking Group Ltd.
250,000	2.40%, due 11/23/16 (a)	263,695
	Bank of Montreal
375,000	1.30%, due 10/31/14 (a)	381,416
100,000	2.85%, due 06/09/15 (a)	105,909
387,000	2.63%, due 01/25/16 (a)	411,606
396,000	1.95%, due 01/30/18 (a)	414,592
	Bank of Nova Scotia
331,000	1.05%, due 03/20/15 (a)	335,457
251,000	1.65%, due 10/29/15 (a)	258,926
346,000	2.15%, due 08/03/16 (a)	364,026
410,000	1.95%, due 01/30/17 (a)	429,245
347,000	1.75%, due 03/22/17 (a)	360,475
	Barclays Bank plc
200,000	2.50%, due 09/21/15 (a)	209,027
325,000	2.25%, due 05/10/17 (a)	339,131
	Canadian Imperial Bank of Commerce
342,000	0.90%, due 09/19/14 (a)	345,227
344,000	1.50%, due 12/12/14 (a)	351,572
321,000	2.60%, due 07/02/15 (a)	338,286
347,000	2.75%, due 01/27/16 (a)	370,369
	Commonwealth Bank of Australia
331,000	2.25%, due 03/16/17 (a)	347,313
	DNB Boligkreditt AS
293,000	2.10%, due 10/14/15 (a)	304,301
280,000	2.90%, due 03/29/17 (a)	298,687
	HSBC Bank plc
221,000	1.63%, due 07/07/14 (a)	225,172
	National Australia Bank Ltd.
275,000	2.00%, due 06/20/17 (a)	285,694
	National Bank of Canada
282,000	2.20%, due 10/19/16 (a)	297,743
	Norddeutsche Landesbank Girozentrale
200,000	0.88%, due 10/16/15 (a)	200,604
	Royal Bank of Canada
154,000	3.13%, due 04/14/15 (a)	163,285
50,000	1.20%, due 09/19/17	50,382
	Sparebank 1 Boligkreditt AS
202,000	2.63%, due 05/27/16 (a)	213,829
254,000	2.30%, due 06/30/18 (a)	266,700
Principal Amount		Value
	Corporate Bonds (continued)
	Toronto-Dominion Bank (The)
$341,000	0.88%, due 09/12/14 (a)	$344,034
284,000	2.20%, due 07/29/15 (a)	296,835
320,000	1.63%, due 09/14/16 (a)	330,914
291,000	1.50%, due 03/13/17 (a)	299,150
	UBS AG/London
284,000	1.88%, due 01/23/15 (a)	291,195
339,000	2.25%, due 03/30/17 (a)	354,001
	Westpac Banking Corp.
250,000	1.38%, due 07/17/15 (a)	254,091
200,000	2.45%, due 11/28/16 (a)	211,316
		10,314,205
	Diversified Financial Services — 7.2%
	BNP Paribas
360,000	2.20%, due 11/02/15 (a)	372,110
	Caisse Centrale Desjardins du Quebec
288,000	2.55%, due 03/24/16 (a)	306,702
268,000	1.60%, due 03/06/17 (a)	276,440
		955,252
	Mortgage Banks — 3.1%
	Compagnie de Financement Foncier S.A.
200,000	2.50%, due 09/16/15 (a)	208,301
	Nordea Eiendomskreditt AS
200,000	2.13%, due 09/22/17 (a)	208,714
		417,015
	Thrifts & Mortgage Finance — 7.0%
	Stadshypotek AB
280,000	1.88%, due 10/02/19 (a)	281,764
	Swedbank Hypotek AB
200,000	2.95%, due 03/28/16 (a)	213,515
200,000	2.13%, due 08/31/16 (a)	208,751
212,000	2.38%, due 04/05/17 (a)	223,345
		927,375
	Total Corporate Bonds (Cost $12,980,587)	13,152,340
	U.S. Government & Agency Security — 0.3%
	Federal Home Loan Bank
40,088	0.00%, due 12/03/12	40,088
	Total U.S. Government & Agency Security (Cost $40,088)	40,088

See accompanying notes to the financial statements.

2 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  COBO  USD Covered Bond

Principal Amount		Value
	Repurchase Agreements (b) — 0.5%
$60,974	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $60,974	$60,974
	Total Repurchase Agreements (Cost $60,974)	60,974
	Total Investment Securities (Cost $13,081,649) — 99.8%	13,253,402
	Other assets less liabilities — 0.2%	33,007
	Net Assets — 100.0%	$13,286,409

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,753
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$171,753
Federal income tax cost of investments	$13,081,649

USD Covered Bond invested, as a percentage of net assets, in the following countries as of November 30, 2012:

Australia	10.3%
Canada	51.4%
France	4.4%
Germany	1.5%
Norway	9.7%
Sweden	7.0%
Switzerland	8.9%
United Kingdom	5.8%
Other[1]	1.0%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 3

  German Sovereign/Sub-Sovereign ETF  GGOV

Principal Amount			Value
		Sovereign Governments & Agencies — 84.8%
		Germany — 84.8%
		Bundesrepublik Deutschland
EUR	139,000	4.25%, due 07/04/14	$192,883
	125,000	3.75%, due 01/04/19	192,406
	128,000	3.50%, due 07/04/19	195,673
	147,000	1.75%, due 07/04/22	198,121
	113,000	4.00%, due 01/04/37	195,189
		Free State of Bavaria
	46,000	2.75%, due 01/05/15	62,981
	42,000	4.13%, due 01/16/17	62,477
		Gemeinsame Deutsche Bundeslaender
	67,000	3.25%, due 04/29/14	90,857
	72,000	1.75%, due 06/13/22	93,852
		KFW
	136,000	3.13%, due 04/08/16	193,413
	134,000	3.13%, due 06/15/18	195,637
	127,000	3.88%, due 01/21/19	193,328
	128,000	3.63%, due 01/20/20	193,758
	130,000	3.38%, due 01/18/21	194,687
		Landwirtschaftliche Rentenbank
	55,000	3.25%, due 03/12/14	74,396
		State of Baden-Wurttemberg
	65,000	3.50%, due 01/14/15	90,391
	60,000	4.25%, due 01/04/18	91,256
		State of Berlin
	69,000	4.25%, due 09/15/14	96,086
	68,000	3.75%, due 03/23/15	95,330
		State of Brandenburg
	39,000	4.00%, due 10/24/16	57,244
	38,000	3.50%, due 06/15/21	56,750
		State of Hesse
	59,000	3.13%, due 05/13/14	79,965
	59,000	2.00%, due 06/16/15	79,986
		State of Lower Saxony
	70,000	3.25%, due 04/07/14	94,750
	67,000	3.50%, due 02/22/16	95,484
		State of North Rhine-Westphalia
	67,000	3.50%, due 11/16/15	94,923
	71,000	2.13%, due 10/13/16	97,592
		State of Rhineland-Palatinate
	42,000	2.88%, due 03/03/17	59,398
		State of Saxony-Anhalt
	39,000	4.50%, due 09/11/17	59,311
	38,000	3.75%, due 04/06/21	57,740
		Total Sovereign Governments & Agencies (Cost $3,402,481)	3,535,864
Principal Amount			Value
		Corporate Bonds — 12.2%
		Banks — 10.4%
		Landeskreditbank Baden-Wuerttemberg Foerderbank
EUR	62,000	1.63%, due 08/25/14	$82,593
	57,000	3.50%, due 07/04/16	81,853
		Landwirtschaftliche Rentenbank
	53,000	2.88%, due 08/30/21	76,595
		NRW Bank
	70,000	3.38%, due 03/18/14	94,737
	73,000	1.13%, due 07/08/15	96,567
			432,345
		Diversified Financial Services — 1.8%
		HSH Finanzfonds AoeR
	57,000	3.63%, due 06/17/14	77,652
		Total Corporate Bonds (Cost $498,068)	509,997
		U.S. Government & Agency Security — 0.1%
		Federal Home Loan Bank
	$5,149	0.00%, due 12/03/12	5,149
		Total U.S. Government & Agency Security (Cost $5,149)	5,149
		Repurchase Agreements (a) — 0.2%
	7,835	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $7,835	7,835
		Total Repurchase Agreements (Cost $7,835)	7,835
		Total Investment Securities (Cost $3,913,533) — 97.3%	4,058,845
		Other assets less liabilities — 2.7%	113,086
		Net Assets — 100.0%	$4,171,931

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR  European Currency Unit

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,312
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$145,312
Federal income tax cost of investments	$3,913,533

See accompanying notes to the financial statements.

4 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

HEDGE STRATEGIES PROSHARES

  CSM  Credit Suisse 130/30

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 94.4%
5,596	Abbott Laboratories (Health Care)	0.5%	$363,740
6,324	Aflac, Inc. (Financials)	0.4%	335,109
3,689	Allergan, Inc. (Health Care)	0.5%	342,155
2,509	Amazon.com, Inc.* (Consumer Discretionary)	0.8%	632,393
11,890	American International Group, Inc.* (Financials)	0.5%	393,916
4,485	American Tower Corp. (REIT) (Financials)	0.5%	336,061
4,629	Apple, Inc. (Information Technology)	3.6%	2,709,261
19,706	AT&T, Inc. (Telecommunication Services)	0.9%	672,566
5,854	Boeing Co. (The) (Industrials)	0.6%	434,835
4,760	Celgene Corp.* (Health Care)	0.5%	374,088
6,818	Chevron Corp. (Energy)	1.0%	720,594
10,735	Coca-Cola Co. (The) (Consumer Staples)	0.5%	407,071
17,324	Comcast Corp., Class A (Consumer Discretionary)	0.9%	644,106
4,122	Costco Wholesale Corp. (Consumer Staples)	0.6%	428,647
9,828	CVS Caremark Corp. (Consumer Staples)	0.6%	457,100
6,322	Danaher Corp. (Industrials)	0.5%	341,198
6,988	DIRECTV* (Consumer Discretionary)	0.5%	347,304
7,277	Express Scripts Holding Co.* (Health Care)	0.5%	391,866
20,622	Exxon Mobil Corp. (Energy)	2.4%	1,817,623
3,622	FedEx Corp. (Industrials)	0.4%	324,278
35,582	General Electric Co. (Industrials)	1.0%	751,848
6,556	Gilead Sciences, Inc.* (Health Care)	0.7%	491,700
1,478	Google, Inc., Class A* (Information Technology)	1.4%	1,032,191
10,205	Halliburton Co. (Energy)	0.4%	340,337
9,951	Home Depot, Inc. (The) (Consumer Discretionary)	0.9%	647,512
31,683	Intel Corp. (Information Technology)	0.8%	620,036
3,868	International Business Machines Corp. (Information Technology)	1.0%	735,191
8,646	Johnson & Johnson (Health Care)	0.8%	602,886
11,517	JPMorgan Chase & Co. (Financials)	0.6%	473,118
3,548	Lockheed Martin Corp. (Industrials)	0.4%	331,028
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
11,553	Lowe's Cos., Inc. (Consumer Discretionary)	0.5%	$416,948
8,489	Merck & Co., Inc. (Health Care)	0.5%	376,063
11,487	MetLife, Inc. (Financials)	0.5%	381,254
37,943	Microsoft Corp. (Information Technology)	1.3%	1,010,043
15,640	Mondelez International, Inc., Class A (Consumer Staples)	0.5%	404,920
17,178	News Corp., Class A (Consumer Discretionary)	0.6%	423,266
23,474	Oracle Corp. (Information Technology)	1.0%	753,515
22,995	Pfizer, Inc. (Health Care)	0.8%	575,335
9,414	Philip Morris International, Inc. (Consumer Staples)	1.1%	846,130
8,631	Procter & Gamble Co. (The) (Consumer Staples)	0.8%	602,703
10,284	QUALCOMM, Inc. (Information Technology)	0.9%	654,268
2,653	Simon Property Group, Inc. (REIT) (Financials)	0.5%	403,601
3,578	Time Warner Cable, Inc. (Consumer Discretionary)	0.4%	339,516
8,425	TJX Cos., Inc. (Consumer Discretionary)	0.5%	373,565
3,790	Union Pacific Corp. (Industrials)	0.6%	465,336
7,595	Verizon Communications, Inc. (Telecommunication Services)	0.5%	335,091
3,597	Visa, Inc., Class A (Information Technology)	0.7%	538,507
10,186	Walgreen Co. (Consumer Staples)	0.5%	345,407
16,291	Wells Fargo & Co. (Financials)	0.7%	537,766
1,521,034	Other Common Stocks	56.8%	42,654,702
	Total Common Stocks (Cost $66,588,761)		70,937,694
Principal Amount
	U.S. Government & Agency Securities (a) — 1.8%
	Federal Home Loan Bank
$634,706	0.00%, due 12/03/12		634,706
	U.S. Treasury Bill
700,000	0.00%, due 02/07/13		699,848
	Total U.S. Government & Agency Securities (Cost $1,334,554)		1,334,554

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 5

  Credit Suisse 130/30  CSM

Principal Amount		Value
	Repurchase Agreements (a)(b) — 1.5%
$1,132,214	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,132,233	$1,132,214
	Total Repurchase Agreements (Cost $1,132,214)	1,132,214
	Total Investment Securities (Cost $69,055,529) — 97.7%	73,404,462
	Other assets less liabilities — 2.3%	1,715,968
	Net Assets — 100.0%	$75,120,430

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $8,186,586.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,713,679
Aggregate gross unrealized depreciation	(2,699,116)
Net unrealized appreciation	$4,014,563
Federal income tax cost of investments	$69,389,899

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large-Cap Index	$(12,559,128)	$(286,822)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large-Cap Index	14,112,901	1,540,898
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large-Cap Index	(9,918,054)	80,597
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large-Cap Index	12,544,476	261,235
		$1,595,908

Credit Suisse 130/30 invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	12.2%
Consumer Staples	10.4%
Energy	9.3%
Financials	15.8%
Health Care	9.6%
Industrials	10.4%
Information Technology	18.3%
Materials	2.5%
Telecommunication Services	2.0%
Utilities	3.9%
Other[1]	5.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

6 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  HDG  Hedge Replication ETF

Shares		Value
	Common Stocks — 15.1%
	Consumer Discretionary — 2.1%
666	Carnival plc (ADR)	$26,973
1,219	Honda Motor Co., Ltd. (ADR)	40,593
1,774	InterContinental Hotels Group plc (ADR)	47,561
1,248	Luxottica Group S.p.A. (ADR)	51,205
6,172	Panasonic Corp. (ADR)	30,613
1,874	Pearson plc (ADR)	35,681
2,017	Reed Elsevier N.V. (ADR)	58,392
1,092	Reed Elsevier plc (ADR)	45,078
1,558	Sony Corp. (ADR)	15,175
742	Toyota Motor Corp. (ADR)	63,871
617	WPP plc (ADR)	42,388
		457,530
	Consumer Staples — 1.4%
855	Anheuser-Busch InBev N.V. (ADR)	75,214
578	British American Tobacco plc (ADR)	60,939
614	Coca Cola Hellenic Bottling Co. S.A. (ADR)*	14,140
732	Delhaize Group S.A. (ADR)	27,121
582	Diageo plc (ADR)	69,590
1,346	Unilever plc (ADR)	51,619
		298,623
	Energy — 1.5%
909	BP plc (ADR)	37,960
768	Cie Generale de Geophysique-Veritas (ADR)*	23,478
577	ENI S.p.A. (ADR)	27,367
796	Repsol YPF S.A. (ADR)	16,891
789	Royal Dutch Shell plc, Class A (ADR)	52,839
756	Royal Dutch Shell plc, Class B (ADR)	52,225
1,952	Statoil ASA (ADR)	47,609
723	Tenaris S.A. (ADR)	28,877
959	Total S.A. (ADR)	48,103
		335,349
	Financials — 2.3%
2,455	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	20,745
3,182	Banco Santander S.A. (ADR)	24,374
992	Barclays plc (ADR)	15,703
1,663	Credit Suisse Group AG (ADR)	39,263
219	Governor & Co. of the Bank of Ireland (The) (ADR)*	1,321
1,369	HSBC Holdings plc (ADR)	69,997
3,573	ING Groep N.V. (ADR)*	32,121
2,998	Lloyds Banking Group plc (ADR)*	8,934
7,626	Mitsubishi UFJ Financial Group, Inc. (ADR)	35,156
Shares		Value
	Common Stocks (continued)
12,797	Mizuho Financial Group, Inc. (ADR)	$41,334
1,479	National Bank of Greece S.A. (ADR)*	2,618
11,261	Nomura Holdings, Inc. (ADR)	46,733
1,309	Prudential plc (ADR)	38,197
1,007	Royal Bank of Scotland Group plc (ADR)*	9,577
7,004	Sumitomo Mitsui Financial Group, Inc. (ADR)	45,456
523	Westpac Banking Corp. (ADR)	69,930
		501,459
	Health Care — 2.3%
1,169	AstraZeneca plc (ADR)	55,574
5	Biolase, Inc.*	9
1,114	Elan Corp. plc (ADR)*	11,118
709	Fresenius Medical Care AG & Co. KGaA (ADR)	48,708
1,243	GlaxoSmithKline plc (ADR)	53,462
1,527	Novartis AG (ADR)	94,750
472	Novo Nordisk A/S (ADR)	74,892
1,428	Sanofi (ADR)	63,718
410	Shire plc (ADR)	35,518
931	Smith & Nephew plc (ADR)	49,129
463	Teva Pharmaceutical Industries Ltd. (ADR)	18,682
		505,560
	Industrials — 1.5%
2,898	ABB Ltd. (ADR)*	56,279
1,578	Koninklijke Philips Electronics N.V.	40,839
1,041	Kubota Corp. (ADR)	55,870
126	Mitsui & Co., Ltd. (ADR)	35,027
1,687	Nidec Corp. (ADR)	25,760
1,166	Ryanair Holdings plc (ADR)	40,145
775	Siemens AG (ADR)	80,213
		334,133
	Information Technology — 1.0%
1,604	Advantest Corp. (ADR)	21,606
3,200	Alcatel-Lucent (ADR)*	3,520
503	ARM Holdings plc (ADR)	18,772
551	Canon, Inc. (ADR)	19,384
677	Hitachi Ltd. (ADR)	39,164
833	NICE Systems Ltd. (ADR)*	28,139
1,720	Nokia Oyj (ADR)	5,607
774	SAP AG (ADR)	60,364
1,948	Telefonaktiebolaget LM Ericsson (ADR)	18,292
		214,848

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 7

  Hedge Replication ETF  HDG

Shares		Value
	Common Stocks (continued)
	Materials — 1.4%
4,765	Alumina Ltd. (ADR)	$18,679
1,281	BHP Billiton Ltd. (ADR)	92,283
1,347	CRH plc (ADR)	24,744
936	James Hardie Industries plc (ADR)	44,685
93	Randgold Resources Ltd. (ADR)	9,985
452	Rio Tinto plc (ADR)	22,510
2,366	Sims Metal Management Ltd. (ADR)	22,122
922	Syngenta AG (ADR)	73,732
		308,740
	Telecommunication Services — 1.3%
838	BT Group plc (ADR)	31,333
3,637	France Telecom S.A. (ADR)	38,952
2,911	Nippon Telegraph & Telephone Corp. (ADR)	65,294
3,436	NTT DoCoMo, Inc. (ADR)	49,684
1,220	Partner Communications Co., Ltd. (ADR)	7,808
3,181	Portugal Telecom, SGPS, S.A. (ADR)	14,887
1,424	Telecom Italia S.p.A. (ADR)	12,944
2,355	Telefonica S.A. (ADR)	30,686
964	Vodafone Group plc (ADR)	24,871
		276,459
	Utilities — 0.3%
904	National Grid plc (ADR)	51,203
644	Veolia Environnement S.A. (ADR)	6,968
		58,171
	Total Common Stocks (Cost $3,000,935)	3,290,872
No. of Warrants
	Warrants — 0.0%
6	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*	—
	Total Warrants (Cost $—)	—
Principal Amount		Value
	U.S. Government & Agency Securities — 71.9%
	Federal Home Loan Bank
$1,422,938	0.00%, due 12/03/12	$1,422,938
	U.S. Treasury Bill
14,200,000	0.00%, due 01/31/13	14,198,822
	Total U.S. Government & Agency Securities (Cost $15,620,712)	15,621,760
	Repurchase Agreements (a) — 10.0%
2,164,294	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,164,331	2,164,294
	Total Repurchase Agreements (Cost $2,164,294)	2,164,294
	Total Investment Securities (Cost $20,785,941) — 97.0%	21,076,926
	Other assets less liabilities — 3.0%	661,902
	Net Assets — 100.0%	$21,738,828

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$343,943
Aggregate gross unrealized depreciation	(122,468)
Net unrealized appreciation	$221,475
Federal income tax cost of investments	$20,855,451

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Euro Futures Contracts	18	12/17/12	$1,463,288	$(13,857)

Cash collateral in the amount of $29,475 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

See accompanying notes to the financial statements.

8 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  HDG  Hedge Replication ETF

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$62,031	$2,063
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	2,398,549	19,576
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000 Total Return Index	678,450	15,186
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Total Return Index	1,196,255	(16,413)
		$20,412

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 9

  RAFI® Long/Short  RALS

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 92.0%
2,295	Allstate Corp. (The) (Financials)	0.8%	$92,902
2,765	Altria Group, Inc. (Consumer Staples)	0.8%	93,485
1,808	AmerisourceBergen Corp. (Health Care)	0.7%	76,334
1,761	AOL, Inc.* (Information Technology)	0.6%	66,073
4,904	AT&T, Inc. (Telecommunication Services)	1.5%	167,373
34,112	Bank of America Corp. (Financials)	2.9%	336,344
853	Bunge Ltd. (Consumer Staples)	0.5%	62,406
996	Capital One Financial Corp. (Financials)	0.5%	57,370
1,932	Cardinal Health, Inc. (Health Care)	0.7%	78,149
1,299	Chevron Corp. (Energy)	1.2%	137,291
5,760	Citigroup, Inc. (Financials)	1.7%	199,123
1,912	Coca-Cola Enterprises, Inc. (Consumer Staples)	0.5%	59,616
1,838	Community Health Systems, Inc.* (Health Care)	0.5%	54,148
2,599	ConocoPhillips (Energy)	1.3%	147,987
2,287	CoreLogic, Inc.* (Information Technology)	0.5%	59,096
3,863	Dean Foods Co.* (Consumer Staples)	0.6%	66,212
1,324	Eli Lilly & Co. (Health Care)	0.6%	64,929
2,515	Exelon Corp. (Utilities)	0.7%	76,003
2,585	Exterran Holdings, Inc.* (Energy)	0.5%	53,949
7,749	General Electric Co. (Industrials)	1.4%	163,736
2,230	General Motors Co.* (Consumer Discretionary)	0.5%	57,712
611	Goldman Sachs Group, Inc. (The) (Financials)	0.6%	71,970
4,290	Hartford Financial Services Group, Inc. (Financials)	0.8%	90,862
2,127	HCA Holdings, Inc. (Health Care)	0.6%	67,532
1,135	Hess Corp. (Energy)	0.5%	56,307
3,221	JPMorgan Chase & Co. (Financials)	1.1%	132,319
2,877	Kroger Co. (The) (Consumer Staples)	0.6%	75,492
3,746	Marathon Oil Corp. (Energy)	1.0%	115,564
2,238	Marathon Petroleum Corp. (Energy)	1.2%	133,251
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
954	McKesson Corp. (Health Care)	0.8%	$90,124
3,827	Morgan Stanley (Financials)	0.6%	64,561
1,002	Northrop Grumman Corp. (Industrials)	0.6%	66,833
3,747	NRG Energy, Inc. (Utilities)	0.7%	79,062
5,123	Pfizer, Inc. (Health Care)	1.1%	128,177
1,299	Phillips 66 (Energy)	0.6%	68,029
11,482	Regions Financial Corp. (Financials)	0.7%	76,585
43,679	Sprint Nextel Corp.* (Telecommunication Services)	2.2%	250,281
3,020	SunTrust Banks, Inc. (Financials)	0.7%	81,993
980	Target Corp. (Consumer Discretionary)	0.5%	61,867
2,021	Tesoro Corp. (Energy)	0.8%	85,448
1,921	Time Warner, Inc. (Consumer Discretionary)	0.8%	90,863
1,344	Travelers Cos., Inc. (The) (Financials)	0.8%	95,182
4,730	US Airways Group, Inc.* (Industrials)	0.5%	60,970
4,732	Valero Energy Corp. (Energy)	1.3%	152,654
3,874	Verizon Communications, Inc. (Telecommunication Services)	1.5%	170,921
1,368	Wal-Mart Stores, Inc. (Consumer Staples)	0.9%	98,523
1,553	WellPoint, Inc. (Health Care)	0.8%	86,813
3,858	Weyerhaeuser Co. (REIT) (Financials)	0.9%	106,326
572	Whirlpool Corp. (Consumer Discretionary)	0.5%	58,253
366,554	Other Common Stocks	49.3%	5,644,112
	Total Common Stocks (Cost $10,172,301)		10,531,112
Principal Amount
	U.S. Government & Agency Security (a) — 8.6%
	Federal Home Loan Bank
$980,428	0.00%, due 12/03/12		980,428
	Total U.S. Government & Agency Security (Cost $980,428)		980,428

See accompanying notes to the financial statements.

10 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  RALS  RAFI® Long/Short

Principal Amount		Value
	Repurchase Agreements (a)(b) — 14.2%
$1,629,116	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,629,143	$1,629,116
	Total Repurchase Agreements (Cost $1,629,116)	1,629,116
	Total Investment Securities (Cost $12,781,845) — 114.8%	13,140,656
	Liabilities in excess of other assets — (14.8%)	(1,689,289)
	Net Assets — 100.0%	$11,451,367

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $5,525,001.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,340,903
Aggregate gross unrealized depreciation	(1,028,132)
Net unrealized appreciation	$312,771
Federal income tax cost of investments	$12,827,885

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® US Equity Long/Short Index	$(11,056,390)	$(1,849,476)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® US Equity Long/Short Index	960,809	129,706
Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® US Equity Long/Short Index	(665,749)	(6,915)
Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® US Equity Long/Short Index	390,481	22,522
		$(1,704,163)

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	9.4%
Consumer Staples	8.0%
Energy	11.0%
Financials	20.7%
Health Care	9.6%
Industrials	11.8%
Information Technology	8.0%
Materials	2.8%
Telecommunication Services	6.0%
Utilities	4.7%
Other[1]	8.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 11

GEARED PROSHARES

  Short S&P500®  SH

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 52.9%
	Federal Home Loan Bank
$480,529,143	0.00%, due 12/03/12	$480,529,143
	U.S. Treasury Bills
350,000,000	0.00%, due 02/07/13	349,929,356
175,000,000	0.00%, due 04/04/13	174,935,890
	Total U.S. Government & Agency Securities (Cost $1,005,394,389)	1,005,394,389
	Repurchase Agreements (a)(b) — 42.3%
804,430,001	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $804,443,802	804,430,001
	Total Repurchase Agreements (Cost $804,430,001)	804,430,001
	Total Investment Securities (Cost $1,809,824,390) † — 95.2%	1,809,824,390
	Other assets less liabilities — 4.8%	91,124,734
	Net Assets — 100.0%	$1,900,949,124

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $128,762,885.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	2,230	12/21/12	$157,633,125	$2,722,567

Cash collateral in the amount of $8,579,012 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Short S&P500® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(520,002,212)	$5,923,727
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(51,300,305)	308,591
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(170,145,585)	(2,340,779)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(363,708,192)	1,645,008
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(57,905,151)	1,031,494
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(94,106,109)	905,903
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(408,196,149)	2,455,456
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(77,735,422)	563,256
		$10,492,656

See accompanying notes to the financial statements.

12 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  PSQ  Short QQQ®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 61.6%
	Federal Home Loan Bank
$62,207,196	0.00%, due 12/03/12	$62,207,196
	U.S. Treasury Bills
40,000,000	0.00%, due 02/07/13	39,991,009
45,000,000	0.00%, due 04/04/13	44,983,027
	Total U.S. Government & Agency Securities (Cost $147,181,232)	147,181,232
	Repurchase Agreements (a)(b) — 49.6%
118,673,154	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $118,675,187	118,673,154
	Total Repurchase Agreements (Cost $118,673,154)	118,673,154
	Total Investment Securities (Cost $265,854,386) † — 111.2%	265,854,386
	Liabilities in excess of other assets — (11.2%)	(26,858,769)
	Net Assets — 100.0%	$238,995,617

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $32,843,029.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ- 100 Futures Contracts	356	12/21/12	$19,051,340	$900,414

Cash collateral in the amount of $771,290 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Short QQQ® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(14,682,996)	$404,319
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(12,972,767)	(566,326)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100 Index®	(19,533,544)	(26,275)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(19,287,381)	(978,357)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(57,216,781)	824,384
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	(23,530,319)	(32,501)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(23,418,408)	(3,107,680)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(49,299,412)	(3,263,905)
		$(6,746,341)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 13

  Short Dow30SM  DOG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.8%
	Federal Home Loan Bank
$77,039,220	0.00%, due 12/03/12	$77,039,220
	U.S. Treasury Bills
51,000,000	0.00%, due 02/07/13	50,989,772
27,000,000	0.00%, due 04/04/13	26,990,700
	Total U.S. Government & Agency Securities (Cost $155,019,692)	155,019,692
	Repurchase Agreements (a)(b) — 46.5%
141,663,212	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $141,665,639	141,663,212
	Total Repurchase Agreements (Cost $141,663,212)	141,663,212
	Total Investment Securities (Cost $296,682,904) † — 97.3%	296,682,904
	Other assets less liabilities — 2.7%	8,326,942
	Net Assets — 100.0%	$305,009,846

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $28,210,066.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	448	12/21/12	$29,124,480	$597,802

Cash collateral in the amount of $1,264,500 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Short Dow30SM had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(33,024,856)	$(689,208)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(63,598,473)	(2,319,674)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(15,399,252)	199,433
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(64,282,984)	129,300
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(23,865,428)	632,732
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(40,615,077)	(3,058,522)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(35,132,131)	447,249
		$(4,658,690)

See accompanying notes to the financial statements.

14 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  MYY  Short MidCap400

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.4%
	Federal Home Loan Bank
$7,002,224	0.00%, due 12/03/12	$7,002,224
	U.S. Treasury Bills
5,000,000	0.00%, due 02/07/13	4,998,914
2,000,000	0.00%, due 04/04/13	1,999,397
	Total U.S. Government & Agency Securities (Cost $14,000,535)	14,000,535
	Repurchase Agreements (a)(b) — 48.6%
13,224,500	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $13,224,726	13,224,500
	Total Repurchase Agreements (Cost $13,224,500)	13,224,500
	Total Investment Securities (Cost $27,225,035) † — 100.0%	27,225,035
	Liabilities in excess of other assets — 0.0% ‡	(1,759)
	Net Assets — 100.0%	$27,223,276

‡  Amount represents less than 0.05%.

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,574,107.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap400 Futures Contracts	27	12/21/12	$2,697,300	$(24,541)

Cash collateral in the amount of $123,931 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Short MidCap400 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$(5,018,497)	$(608,075)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400® Index	(393,608)	482
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(3,244,344)	(136,428)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(6,982,675)	(397,253)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	(970,882)	16,645
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(7,938,432)	(448,774)
		$(1,573,403)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 15

  Short Russell2000  RWM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 52.8%
	Federal Home Loan Bank
$127,005,246	0.00%, due 12/03/12	$127,005,246
	U.S. Treasury Bills
110,000,000	0.00%, due 02/07/13	109,979,411
20,000,000	0.00%, due 04/04/13	19,993,111
	Total U.S. Government & Agency Securities (Cost $256,977,768)	256,977,768
	Repurchase Agreements (a)(b) — 46.9%
227,850,991	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $227,854,897	227,850,991
	Total Repurchase Agreements (Cost $227,850,991)	227,850,991
	Total Investment Securities (Cost $484,828,759) † — 99.7%	484,828,759
	Other assets less liabilities — 0.3%	1,450,788
	Net Assets — 100.0%	$486,279,547

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $46,619,312.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	329	12/21/12	$27,010,900	$476,612

Cash collateral in the amount of $1,401,400 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Short Russell2000 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(68,519,968)	$372,472
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(74,341,241)	(697,135)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(18,869,656)	(482,486)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(112,268,732)	619,701
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(73,898,615)	(780,065)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(87,785,709)	(3,408,187)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(23,816,983)	(901,678)
		$(5,277,378)

See accompanying notes to the financial statements.

16 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SBB  Short SmallCap600

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 47.2%
	Federal Home Loan Bank
$4,718,590	0.00%, due 12/03/12	$4,718,590
	U.S. Treasury Bill
3,000,000	0.00%, due 02/07/13	2,999,348
	Total U.S. Government & Agency Securities (Cost $7,717,938)	7,717,938
	Repurchase Agreements (a)(b) — 52.4%
8,565,840	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $8,565,987	8,565,840
	Total Repurchase Agreements (Cost $8,565,840)	8,565,840
	Total Investment Securities (Cost $16,283,778) † — 99.6%	16,283,778
	Other assets less liabilities — 0.4%	59,164
	Net Assets — 100.0%	$16,342,942

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,388,858.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$(8,570,340)	$45,008
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600® Index	(156,639)	(1,179)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(1,500,811)	(4,643)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	(4,544,904)	22,928
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	(819,843)	(11,952)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	(756,504)	(13,018)
		$37,144

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 17

  UltraShort Russell3000  TWQ

Principal Amount		Value
	U.S. Government & Agency Security (a) — 32.4%
	Federal Home Loan Bank
$456,173	0.00%, due 12/03/12	$456,173
	Total U.S. Government & Agency Security (Cost $456,173)	456,173
	Repurchase Agreements (a)(b) — 81.1%
1,140,458	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,140,478	1,140,458
	Total Repurchase Agreements (Cost $1,140,458)	1,140,458
	Total Investment Securities (Cost $1,596,631) † — 113.5%	1,596,631
	Liabilities in excess of other assets — (13.5%)	(190,047)
	Net Assets — 100.0%	$1,406,584

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $446,620.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(82,037)	$381
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(379,842)	(5,395)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(875,010)	(68,721)
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,476,072)	(194,416)
		$(268,151)
See accompanying notes to the financial statements.

18 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SDS  UltraShort S&P500®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.9%
	Federal Home Loan Bank
$365,558,329	0.00%, due 12/03/12	$365,558,329
	U.S. Treasury Bills
137,923,000	0.00%, due 02/07/13	137,899,360
375,000,000	0.00%, due 04/04/13	374,866,743
	Total U.S. Government & Agency Securities (Cost $878,324,432)	878,324,432
	Repurchase Agreements (a)(b) — 38.5%
652,427,669	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $652,438,849	652,427,669
	Total Repurchase Agreements (Cost $652,427,669)	652,427,669
	Total Investment Securities (Cost $1,530,752,101) † — 90.4%	1,530,752,101
	Other assets less liabilities — 9.6%	162,717,735
	Net Assets — 100.0%	$1,693,469,836

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $237,328,947.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,287	12/21/12	$90,974,813	$2,491,215

Cash collateral in the amount of $5,121,316 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(1,342,957,281)	$18,744,067
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(69,600,576)	418,674
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(215,582,652)	(4,398,321)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(928,325,498)	4,141,753
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(189,971,090)	3,192,561
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(54,779,603)	(619,334)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(449,959,853)	2,706,681
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(44,147,298)	588,087
		$24,774,168

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 19

  UltraShort QQQ®  QID

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 43.0%
	Federal Home Loan Bank
$73,427,004	0.00%, due 12/03/12	$73,427,004
	U.S. Treasury Bill
89,000,000	0.00%, due 02/07/13	88,983,045
	Total U.S. Government & Agency Securities (Cost $162,410,049)	162,410,049
	Repurchase Agreements (a)(b) — 50.8%
192,062,985	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $192,066,261	192,062,985
	Total Repurchase Agreements (Cost $192,062,985)	192,062,985
	Total Investment Securities (Cost $354,473,034) † — 93.8%	354,473,034
	Other assets less liabilities — 6.2%	23,434,303
	Net Assets — 100.0%	$377,907,337

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $96,948,732.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	948	12/21/12	$50,732,220	$873,438

Cash collateral in the amount of $2,017,730 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(6,545,910)	$(376,859)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(208,489,489)	(9,101,605)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100 Index®	(7,622,654)	(217,247)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(23,082,852)	(1,032,283)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(97,250,058)	(1,867,442)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	(5,039,779)	(6,961)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(94,385,222)	6,230,204
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(262,657,979)	(8,211,990)
		$(14,584,183)

See accompanying notes to the financial statements.

20 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  DXD  UltraShort Dow30SM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.2%
	Federal Home Loan Bank
$70,626,278	0.00%, due 12/03/12	$70,626,278
	U.S. Treasury Bill
50,000,000	0.00%, due 02/07/13	49,989,988
	Total U.S. Government & Agency Securities (Cost $120,616,266)	120,616,266
	Repurchase Agreements (a)(b) — 58.7%
176,051,935	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $176,054,939	176,051,935
	Total Repurchase Agreements (Cost $176,051,935)	176,051,935
	Total Investment Securities (Cost $296,668,201) † — 98.9%	296,668,201
	Other assets less liabilities — 1.1%	3,375,809
	Net Assets — 100.0%	$300,044,010

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $91,672,940.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	609	12/21/12	$39,591,090	$1,178,456

Cash collateral in the amount of $1,728,150 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(47,495,682)	$1,053,138
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(60,854,153)	(2,219,578)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(5,319,650)	68,894
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(42,186,757)	879,528
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(150,730,392)	(898,189)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(42,692,280)	(3,214,946)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(211,296,651)	(4,068,779)
		$(8,399,932)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 21

  UltraShort MidCap400  MZZ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 48.0%
	Federal Home Loan Bank
$8,466,639	0.00%, due 12/03/12	$8,466,639
	U.S. Treasury Bills
6,000,000	0.00%, due 02/07/13	5,998,697
3,000,000	0.00%, due 04/04/13	2,999,096
	Total U.S. Government & Agency Securities (Cost $17,464,432)	17,464,432
	Repurchase Agreements (a)(b) — 58.0%
21,137,333	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $21,137,694	21,137,333
	Total Repurchase Agreements (Cost $21,137,333)	21,137,333
	Total Investment Securities (Cost $38,601,765) † — 106.0%	38,601,765
	Liabilities in excess of other assets — (6.0%)	(2,195,538)
	Net Assets — 100.0%	$36,406,227

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $8,259,562.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap400 Futures Contracts	25	12/21/12	$2,497,500	$(3,233)

Cash collateral in the amount of $114,516 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$(4,018,509)	$(224,286)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400® Index	(1,119,408)	1,369
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(22,946,131)	(974,910)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(8,416,667)	(478,834)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	(1,403,219)	(2,701)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(32,412,567)	(1,378,217)
		$(3,057,579)

See accompanying notes to the financial statements.

22 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  TWM  UltraShort Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 41.9%
	Federal Home Loan Bank
$59,881,114	0.00%, due 12/03/12	$59,881,114
	U.S. Treasury Bill
57,000,000	0.00%, due 02/07/13	56,989,772
	Total U.S. Government & Agency Securities (Cost $116,870,886)	116,870,886
	Repurchase Agreements (a)(b) — 67.2%
187,622,930	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $187,626,125	187,622,930
	Total Repurchase Agreements (Cost $187,622,930)	187,622,930
	Total Investment Securities (Cost $304,493,816) † — 109.1%	304,493,816
	Liabilities in excess of other assets — (9.1%)	(25,280,704)
	Net Assets — 100.0%	$279,213,112

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $107,290,584.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	204	12/21/12	$16,748,400	$281,644

Cash collateral in the amount of $782,600 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(19,210,968)	$(463,565)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(14,787,479)	(138,670)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(50,834,129)	(319,111)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(9,022,020)	438,618
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(54,635,879)	(2,800,632)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(182,247,688)	(20,011,501)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(211,033,157)	(12,746,914)
		$(36,041,775)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 23

  UltraShort SmallCap600  SDD

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 39.9%
	Federal Home Loan Bank
$1,538,209	0.00%, due 12/03/12	$1,538,209
	U.S. Treasury Bill
2,000,000	0.00%, due 02/07/13	1,999,566
	Total U.S. Government & Agency Securities (Cost $3,537,775)	3,537,775
	Repurchase Agreements (a)(b) — 41.4%
3,664,562	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,664,625	3,664,562
	Total Repurchase Agreements (Cost $3,664,562)	3,664,562
	Total Investment Securities (Cost $7,202,337) † — 81.3%	7,202,337
	Other assets less liabilities — 18.7%	1,653,145
	Net Assets — 100.0%	$8,855,482

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,324,945.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$(8,856,430)	$25,479
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600® Index	(37,076)	48,320
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	(224,766)	14,801
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	(4,625,804)	(290,620)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	(48,958)	41,175
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	(3,917,724)	(67,416)
		$(228,261)

See accompanying notes to the financial statements.

24 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SPXU  UltraPro Short S&P500®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.0%
	Federal Home Loan Bank
$83,957,396	0.00%, due 12/03/12	$83,957,396
	U.S. Treasury Bills
85,000,000	0.00%, due 02/07/13	84,982,981
42,000,000	0.00%, due 04/04/13	41,984,538
	Total U.S. Government & Agency Securities (Cost $210,924,915)	210,924,915
	Repurchase Agreements (a)(b) — 50.6%
242,513,873	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $242,518,005	242,513,873
	Total Repurchase Agreements (Cost $242,513,873)	242,513,873
	Total Investment Securities (Cost $453,438,788) † — 94.6%	453,438,788
	Other assets less liabilities — 5.4%	26,070,324
	Net Assets — 100.0%	$479,509,112

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $160,752,770.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	693	12/21/12	$48,986,438	$(211,268)

Cash collateral in the amount of $2,737,098 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(379,870,970)	$(26,053,383)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(2,773,115)	16,681
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(171,492,192)	846,596
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(303,297,951)	701,161
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(166,387,424)	(13,282,862)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(28,855,796)	2,595,388
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(295,728,466)	(19,856,170)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(40,793,336)	811,381
		$(54,221,208)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 25

  UltraPro Short QQQ®  SQQQ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.8%
	Federal Home Loan Bank
$25,378,202	0.00%, due 12/03/12	$25,378,202
	U.S. Treasury Bills
28,000,000	0.00%, due 02/07/13	27,993,990
23,000,000	0.00%, due 04/04/13	22,991,325
	Total U.S. Government & Agency Securities (Cost $76,363,517)	76,363,517
	Repurchase Agreements (a)(b) — 51.4%
71,760,641	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $71,761,864	71,760,641
	Total Repurchase Agreements (Cost $71,760,641)	71,760,641
	Total Investment Securities (Cost $148,124,158) † — 106.2%	148,124,158
	Liabilities in excess of other assets — (6.2%)	(8,691,850)
	Net Assets — 100.0%	$139,432,308

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $59,474,422.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	354	12/21/12	$18,944,310	$363,337

Cash collateral in the amount of $724,880 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$(73,508,658)	$(641,326)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	(41,274,273)	(2,788,728)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	(27,771,381)	(492,098)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	(161,745,013)	(2,026,245)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	(60,296,483)	(83,285)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	(20,384,715)	(2,705,102)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	(14,376,717)	(449,487)
		$(9,186,271)

See accompanying notes to the financial statements.

26 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SDOW  UltraPro Short Dow30SM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.9%
	Federal Home Loan Bank
$9,694,527	0.00%, due 12/03/12	$9,694,527
	U.S. Treasury Bills
12,028,000	0.00%, due 02/07/13	12,025,559
10,000,000	0.00%, due 04/04/13	9,996,555
	Total U.S. Government & Agency Securities (Cost $31,716,641)	31,716,641
	Repurchase Agreements (a)(b) — 55.8%
39,443,003	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $39,443,674	39,443,003
	Total Repurchase Agreements (Cost $39,443,003)	39,443,003
	Total Investment Securities (Cost $71,159,644) † — 100.7%	71,159,644
	Liabilities in excess of other assets — (0.7%)	(529,510)
	Net Assets — 100.0%	$70,630,134

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $35,964,480.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	96	12/21/12	$6,240,960	$218,277

Cash collateral in the amount of $278,190 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(27,464,185)	$354,220
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(33,211,814)	(1,211,359)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(13,702,703)	450,565
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(73,127,980)	1,198,440
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(8,487,454)	(316,544)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(49,682,319)	(6,434,897)
		$(5,959,575)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 27

  UltraPro Short MidCap400  SMDD

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 36.1%
	Federal Home Loan Bank
$1,714,311	0.00%, due 12/03/12	$1,714,311
	U.S. Treasury Bill
1,500,000	0.00%, due 04/04/13	1,499,548
	Total U.S. Government & Agency Securities (Cost $3,213,859)	3,213,859
	Repurchase Agreements (a)(b) — 61.0%
5,423,541	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $5,423,633	5,423,541
	Total Repurchase Agreements (Cost $5,423,541)	5,423,541
	Total Investment Securities (Cost $8,637,400) † — 97.1%	8,637,400
	Other assets less liabilities — 2.9%	258,786
	Net Assets — 100.0%	$8,896,186

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,816,072.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	10	12/21/12	$999,000	$4,823

Cash collateral in the amount of $45,901 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$(3,746,186)	$(247,763)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	(8,317,636)	164,849
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	(2,098,051)	(119,361)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	(8,030,971)	(76,730)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	(3,497,717)	(197,732)
		$(476,737)

See accompanying notes to the financial statements.

28 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SRTY  UltraPro Short Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 26.8%
	Federal Home Loan Bank
$9,455,619	0.00%, due 12/03/12	$9,455,619
	U.S. Treasury Bill
5,000,000	0.00%, due 02/07/13	4,999,103
	Total U.S. Government & Agency Securities (Cost $14,454,722)	14,454,722
	Repurchase Agreements (a)(b) — 84.7%
45,612,430	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $45,613,204	45,612,430
	Total Repurchase Agreements (Cost $45,612,430)	45,612,430
	Total Investment Securities (Cost $60,067,152) † — 111.5%	60,067,152
	Liabilities in excess of other assets — (11.5%)	(6,209,165)
	Net Assets — 100.0%	$53,857,987

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $32,406,302.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	31	12/21/12	$2,545,100	$35,458

Cash collateral in the amount of $86,450 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(7,559,646)	$(124,522)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(35,354,484)	(331,537)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(4,934,931)	(973)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(7,318,232)	361,123
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(15,813,737)	(1,736,409)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(88,049,492)	(10,088,078)
		$(11,920,396)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 29

  UltraShort Russell1000 Value  SJF

Principal Amount		Value
	U.S. Government & Agency Security (a) — 24.3%
	Federal Home Loan Bank
$365,141	0.00%, due 12/03/12	$365,141
	Total U.S. Government & Agency Security (Cost $365,141)	365,141
	Repurchase Agreements (a)(b) — 80.1%
1,203,715	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,203,734	1,203,715
	Total Repurchase Agreements (Cost $1,203,715)	1,203,715
	Total Investment Securities (Cost $1,568,856) † — 104.4%	1,568,856
	Liabilities in excess of other assets — (4.4%)	(66,796)
	Net Assets — 100.0%	$1,502,060

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $648,334.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(20,958)	$276
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(315,789)	(4,148)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(698,659)	(3,341)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(1,968,285)	(64,231)
		$(71,444)

See accompanying notes to the financial statements.

30 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SFK  UltraShort Russell1000 Growth

Principal Amount		Value
	U.S. Government & Agency Security (a) — 24.1%
	Federal Home Loan Bank
$477,101	0.00%, due 12/03/12	$477,101
	Total U.S. Government & Agency Security (Cost $477,101)	477,101
	Repurchase Agreements (a)(b) — 68.3%
1,350,041	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,350,065	1,350,041
	Total Repurchase Agreements (Cost $1,350,041)	1,350,041
	Total Investment Securities (Cost $1,827,142) † — 92.4%	1,827,142
	Other assets less liabilities — 7.6%	149,231
	Net Assets — 100.0%	$1,976,373

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $624,369.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(9,220)	$(34)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(352,909)	(11,251)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(39,607)	(149)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(2,054,425)	(32,810)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(1,497,800)	(5,602)
		$(49,846)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 31

  UltraShort Russell MidCap Value  SJL

Principal Amount		Value
	U.S. Government & Agency Security (a) — 27.7%
	Federal Home Loan Bank
$351,068	0.00%, due 12/03/12	$351,068
	Total U.S. Government & Agency Security (Cost $351,068)	351,068
	Repurchase Agreements (a)(b) — 75.4%
956,313	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $956,328	956,313
	Total Repurchase Agreements (Cost $956,313)	956,313
	Total Investment Securities (Cost $1,307,381) † — 103.1%	1,307,381
	Liabilities in excess of other assets — (3.1%)	(39,885)
	Net Assets — 100.0%	$1,267,496

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $422,337.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(19,958)	$161
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(359,580)	(3,180)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(261,619)	2,098
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(1,352,856)	(169,597)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(539,892)	4,230
		$(166,288)

See accompanying notes to the financial statements.

32 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SDK  UltraShort Russell MidCap Growth

Principal Amount		Value
	U.S. Government & Agency Security (a) — 26.4%
	Federal Home Loan Bank
$493,282	0.00%, due 12/03/12	$493,282
	Total U.S. Government & Agency Security (Cost $493,282)	493,282
	Repurchase Agreements (a)(b) — 71.5%
1,335,956	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,335,979	1,335,956
	Total Repurchase Agreements (Cost $1,335,956)	1,335,956
	Total Investment Securities (Cost $1,829,238) † — 97.9%	1,829,238
	Other assets less liabilities — 2.1%	38,437
	Net Assets — 100.0%	$1,867,675

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $585,674.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(46,476)	$(97)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(375,495)	(8,930)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(699,574)	(1,486)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(1,615,072)	(174,167)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(991,172)	(12,408)
		$(197,088)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 33

  UltraShort Russell2000 Value  SJH

Principal Amount		Value
	U.S. Government & Agency Security (a) — 33.7%
	Federal Home Loan Bank
$1,367,948	0.00%, due 12/03/12	$1,367,948
	Total U.S. Government & Agency Security (Cost $1,367,948)	1,367,948
	Repurchase Agreements (a)(b) — 76.9%
3,124,758	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,124,812	3,124,758
	Total Repurchase Agreements (Cost $3,124,758)	3,124,758
	Total Investment Securities (Cost $4,492,706) † — 110.6%	4,492,706
	Liabilities in excess of other assets — (10.6%)	(429,066)
	Net Assets — 100.0%	$4,063,640

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,044,108.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(65,494)	$438
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(1,009,697)	(24,473)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(1,558,633)	10,655
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(3,940,575)	(431,602)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(1,556,521)	10,527
		$(434,455)

See accompanying notes to the financial statements.

34 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SKK  UltraShort Russell2000 Growth

Principal Amount		Value
	U.S. Government & Agency Security (a) — 28.7%
	Federal Home Loan Bank
$1,972,907	0.00%, due 12/03/12	$1,972,907
	Total U.S. Government & Agency Security (Cost $1,972,907)	1,972,907
	Repurchase Agreements (a)(b) — 76.6%
5,273,422	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $5,273,512	5,273,422
	Total Repurchase Agreements (Cost $5,273,422)	5,273,422
	Total Investment Securities (Cost $7,246,329) † — 105.3%	7,246,329
	Liabilities in excess of other assets — (5.3%)	(366,699)
	Net Assets — 100.0%	$6,879,630

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,272,629.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(53,134)	$(33)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(2,234,633)	(45,810)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(2,666,731)	(1,916)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(3,242,733)	23,239
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(5,564,748)	(514,527)
		$(539,047)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 35

  Short Basic Materials  SBM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.1%
	Federal Home Loan Bank
$1,977,135	0.00%, due 12/03/12	$1,977,135
	U.S. Treasury Bill
2,000,000	0.00%, due 02/07/13	1,999,556
	Total U.S. Government & Agency Securities (Cost $3,976,691)	3,976,691
	Repurchase Agreements (a)(b) — 48.4%
4,265,079	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $4,265,150	4,265,079
	Total Repurchase Agreements (Cost $4,265,079)	4,265,079
	Total Investment Securities (Cost $8,241,770) † — 93.5%	8,241,770
	Other assets less liabilities — 6.5%	575,203
	Net Assets — 100.0%	$8,816,973

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,257,854.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(2,782,912)	$219,046
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(645,219)	10,442
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(512,663)	(2,594)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,629,718)	(1,474)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(571,049)	18,023
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(2,674,494)	32,092
		$275,535

See accompanying notes to the financial statements.

36 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SEF  Short Financials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.0%
	Federal Home Loan Bank
$20,256,237	0.00%, due 12/03/12	$20,256,237
	U.S. Treasury Bills
820,000	0.00%, due 02/07/13	819,858
20,000,000	0.00%, due 04/04/13	19,993,111
	Total U.S. Government & Agency Securities (Cost $41,069,206)	41,069,206
	Repurchase Agreements (a)(b) — 44.2%
36,348,136	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $36,348,760	36,348,136
	Total Repurchase Agreements (Cost $36,348,136)	36,348,136
	Total Investment Securities (Cost $77,417,342) † — 94.2%	77,417,342
	Other assets less liabilities — 5.8%	4,795,683
	Net Assets — 100.0%	$82,213,025

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $6,358,286.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(35,471,471)	$(240,098)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(2,441,923)	42,522
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(2,206,790)	38,833
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(8,055,058)	(159,768)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(17,314,749)	(436,814)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(9,384,932)	(925,619)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(7,364,790)	124,066
		$(1,556,878)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 37

  Short Oil & Gas  DDG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 45.2%
	Federal Home Loan Bank
$1,194,636	0.00%, due 12/03/12	$1,194,636
	U.S. Treasury Bill
1,000,000	0.00%, due 02/07/13	999,777
	Total U.S. Government & Agency Securities (Cost $2,194,413)	2,194,413
	Repurchase Agreements (a)(b) — 49.2%
2,392,341	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,392,381	2,392,341
	Total Repurchase Agreements (Cost $2,392,341)	2,392,341
	Total Investment Securities (Cost $4,586,754) † — 94.4%	4,586,754
	Other assets less liabilities — 5.6%	272,026
	Net Assets — 100.0%	$4,858,780

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $645,290.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(627,403)	$14,888
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(45,413)	1,184
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(60,466)	1,579
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(540,031)	2,064
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(1,475,453)	112,227
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(1,112,244)	(18,897)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,002,367)	22,690
		$135,735

See accompanying notes to the financial statements.

38 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  REK  Short Real Estate

Principal Amount		Value
	U.S. Government & Agency Security (a) — 33.7%
	Federal Home Loan Bank
$9,245,497	0.00%, due 12/03/12	$9,245,497
	Total U.S. Government & Agency Security (Cost $9,245,497)	9,245,497
	Repurchase Agreements (a)(b) — 63.1%
17,315,046	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $17,315,342	17,315,046
	Total Repurchase Agreements (Cost $17,315,046)	17,315,046
	Total Investment Securities (Cost $26,560,543) † — 96.8%	26,560,543
	Other assets less liabilities — 3.2%	885,347
	Net Assets — 100.0%	$27,445,890

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $3,252,631.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(4,774,657)	$271,398
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(39,408)	318
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(3,078,347)	(1,014)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,468,068)	(127,514)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(11,915,590)	(135,309)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(6,165,853)	16,787
		$24,666

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 39

  Short KBW Regional Banking  KRS

Principal Amount		Value
	U.S. Government & Agency Security (a) — 31.9%
	Federal Home Loan Bank
$1,424,078	0.00%, due 12/03/12	$1,424,078
	Total U.S. Government & Agency Security (Cost $1,424,078)	1,424,078
	Repurchase Agreements (a)(b) — 70.6%
3,156,517	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,156,571	3,156,517
	Total Repurchase Agreements (Cost $3,156,517)	3,156,517
	Total Investment Securities (Cost $4,580,595) † — 102.5%	4,580,595
	Liabilities in excess of other assets — (2.5%)	(110,912)
	Net Assets — 100.0%	$4,469,683

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $990,494.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$(11,034)	$241
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	(591,014)	(60)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	(80,851)	6,688
Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	(3,049,925)	(120,892)
Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	(733,956)	11,803
		$(102,220)

See accompanying notes to the financial statements.

40 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SMN  UltraShort Basic Materials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.4%
	Federal Home Loan Bank
$8,527,194	0.00%, due 12/03/12	$8,527,194
	U.S. Treasury Bill
2,500,000	0.00%, due 02/07/13	2,499,443
	Total U.S. Government & Agency Securities (Cost $11,026,637)	11,026,637
	Repurchase Agreements (a)(b) — 54.0%
20,217,532	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $20,217,877	20,217,532
	Total Repurchase Agreements (Cost $20,217,532)	20,217,532
	Total Investment Securities (Cost $31,244,169) † — 83.4%	31,244,169
	Other assets less liabilities — 16.6%	6,212,881
	Net Assets — 100.0%	$37,457,050

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $7,247,658.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(31,796,919)	$1,549,389
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(6,775,130)	109,645
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,966,677)	(46,301)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(21,492,929)	(19,440)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(8,691,352)	(211,747)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(4,197,928)	177,561
		$1,559,107

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 41

  UltraShort Nasdaq Biotechnology  BIS

Principal Amount		Value
	U.S. Government & Agency Security (a) — 24.9%
	Federal Home Loan Bank
$1,222,019	0.00%, due 12/03/12	$1,222,019
	Total U.S. Government & Agency Security (Cost $1,222,019)	1,222,019
	Repurchase Agreements (a)(b) — 92.6%
4,540,168	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $4,540,245	4,540,168
	Total Repurchase Agreements (Cost $4,540,168)	4,540,168
	Total Investment Securities (Cost $5,762,187) † — 117.5%	5,762,187
	Liabilities in excess of other assets — (17.5%)	(859,631)
	Net Assets — 100.0%	$4,902,556

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,681,475.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	$(949,040)	$(38,568)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	(1,329,129)	(174,019)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(93,151)	(3,773)
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	(1,389,382)	(77,725)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(3,224,402)	(420,454)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	(1,232,369)	(236,926)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	(1,590,364)	(121,868)
		$(1,073,333)

See accompanying notes to the financial statements.

42 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SZK  UltraShort Consumer Goods

Principal Amount		Value
	U.S. Government & Agency Security (a) — 29.3%
	Federal Home Loan Bank
$674,740	0.00%, due 12/03/12	$674,740
	Total U.S. Government & Agency Security (Cost $674,740)	674,740
	Repurchase Agreements (a)(b) — 70.1%
1,611,966	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,611,993	1,611,966
	Total Repurchase Agreements (Cost $1,611,966)	1,611,966
	Total Investment Securities (Cost $2,286,706) † — 99.4%	2,286,706
	Other assets less liabilities — 0.6%	13,588
	Net Assets — 100.0%	$2,300,294

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $585,685.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(1,850,315)	$(34,957)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(1,563,771)	(29,763)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(216,917)	(14,211)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(626,914)	(76,408)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(338,741)	(9,211)
		$(164,550)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 43

  UltraShort Consumer Services  SCC

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.4%
	Federal Home Loan Bank
$1,307,637	0.00%, due 12/03/12	$1,307,637
	U.S. Treasury Bill
1,300,000	0.00%, due 02/07/13	1,299,711
	Total U.S. Government & Agency Securities (Cost $2,607,348)	2,607,348
	Repurchase Agreements (a)(b) — 55.7%
3,264,626	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,264,683	3,264,626
	Total Repurchase Agreements (Cost $3,264,626)	3,264,626
	Total Investment Securities (Cost $5,871,974) † — 100.1%	5,871,974
	Liabilities in excess of other assets — (0.1%)	(6,354)
	Net Assets — 100.0%	$5,865,620

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,275,708.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(3,087,595)	$(425,938)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(501,737)	(5,137)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	(806,139)	(29,850)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(50,028)	(6,396)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(5,739,197)	(107,487)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(1,547,318)	(20,838)
		$(595,646)

See accompanying notes to the financial statements.

44 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SKF  UltraShort Financials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.8%
	Federal Home Loan Bank
$38,759,958	0.00%, due 12/03/12	$38,759,958
	U.S. Treasury Bill
38,000,000	0.00%, due 02/07/13	37,992,026
	Total U.S. Government & Agency Securities (Cost $76,751,984)	76,751,984
	Repurchase Agreements (a)(b) — 58.5%
109,953,908	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $109,955,783	109,953,908
	Total Repurchase Agreements (Cost $109,953,908)	109,953,908
	Total Investment Securities (Cost $186,705,892) † — 99.3%	186,705,892
	Other assets less liabilities — 0.7%	1,388,004
	Net Assets — 100.0%	$188,093,896

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $52,609,790.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(62,899,192)	$(5,306,144)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(4,986,849)	(346,046)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(6,311,318)	111,062
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(8,113,096)	(494,961)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(172,777,829)	1,161,888
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(109,074,564)	(967,011)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(12,249,347)	(626,660)
		$(6,467,872)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 45

  UltraShort Health Care  RXD

Principal Amount		Value
	U.S. Government & Agency Security (a) — 26.5%
	Federal Home Loan Bank
$1,369,843	0.00%, due 12/03/12	$1,369,843
	Total U.S. Government & Agency Security (Cost $1,369,843)	1,369,843
	Repurchase Agreements (a)(b) — 80.9%
4,188,113	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $4,188,184	4,188,113
	Total Repurchase Agreements (Cost $4,188,113)	4,188,113
	Total Investment Securities (Cost $5,557,956) † — 107.4%	5,557,956
	Liabilities in excess of other assets — (7.4%)	(381,686)
	Net Assets — 100.0%	$5,176,270

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,104,581.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(3,131,734)	$(385,438)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(45,618)	(86)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	(1,531,036)	(27,328)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	(3,586,802)	(476,854)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(311,160)	(47,653)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(1,748,574)	1,250
		$(936,109)

See accompanying notes to the financial statements.

46 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SIJ  UltraShort Industrials

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.6%
	Federal Home Loan Bank
$1,461,967	0.00%, due 12/03/12	$1,461,967
	U.S. Treasury Bill
1,000,000	0.00%, due 02/07/13	999,778
	Total U.S. Government & Agency Securities (Cost $2,461,745)	2,461,745
	Repurchase Agreements (a)(b) — 70.4%
5,013,649	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $5,013,734	5,013,649
	Total Repurchase Agreements (Cost $5,013,649)	5,013,649
	Total Investment Securities (Cost $7,475,394) † — 105.0%	7,475,394
	Liabilities in excess of other assets — (5.0%)	(355,730)
	Net Assets — 100.0%	$7,119,664

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,789,993.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(623,607)	$(22,502)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(167,308)	816
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(1,916,583)	(39,335)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(3,996,547)	(254,660)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(4,552,994)	(280,352)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(2,968,296)	22,210
		$(573,823)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 47

  UltraShort Oil & Gas  DUG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 28.7%
	Federal Home Loan Bank
$14,915,270	0.00%, due 12/03/12	$14,915,270
	U.S. Treasury Bill
2,500,000	0.00%, due 02/07/13	2,499,443
	Total U.S. Government & Agency Securities (Cost $17,414,713)	17,414,713
	Repurchase Agreements (a)(b) — 52.4%
31,778,337	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $31,778,880	31,778,337
	Total Repurchase Agreements (Cost $31,778,337)	31,778,337
	Total Investment Securities (Cost $49,193,050) † — 81.1%	49,193,050
	Other assets less liabilities — 18.9%	11,495,733
	Net Assets — 100.0%	$60,688,783

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $10,820,015.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(65,390,297)	$(2,499,811)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,109,299)	28,919
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(5,718,084)	149,282
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(6,591,741)	331,121
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(24,672,403)	581,543
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(10,523,048)	(178,790)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(7,397,910)	1,046,650
		$(541,086)

See accompanying notes to the financial statements.

48 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SRS  UltraShort Real Estate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 44.0%
	Federal Home Loan Bank
$27,729,337	0.00%, due 12/03/12	$27,729,337
	U.S. Treasury Bill
25,000,000	0.00%, due 02/07/13	24,994,782
	Total U.S. Government & Agency Securities (Cost $52,724,119)	52,724,119
	Repurchase Agreements (a)(b) — 51.0%
61,177,246	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $61,178,292	61,177,246
	Total Repurchase Agreements (Cost $61,177,246)	61,177,246
	Total Investment Securities (Cost $113,901,365) † — 95.0%	113,901,365
	Other assets less liabilities — 5.0%	6,051,317
	Net Assets — 100.0%	$119,952,682

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $37,407,029.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	$(954,378)	$8,060
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	(43,952,116)	(2,499,728)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(3,748,536)	(9,851)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(70,314,184)	(1,335,633)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(19,435,159)	81,694
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(39,689,500)	630,554
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(47,839,270)	(817,128)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(14,033,116)	2,886
		$(3,939,146)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 49

  UltraShort Semiconductors  SSG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 19.0%
	Federal Home Loan Bank
$1,214,946	0.00%, due 12/03/12	$1,214,946
	U.S. Treasury Bill
1,000,000	0.00%, due 02/07/13	999,778
	Total U.S. Government & Agency Securities (Cost $2,214,724)	2,214,724
	Repurchase Agreements (a)(b) — 41.6%
4,845,091	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $4,845,173	4,845,091
	Total Repurchase Agreements (Cost $4,845,091)	4,845,091
	Total Investment Securities (Cost $7,059,815) † — 60.6%	7,059,815
	Other assets less liabilities — 39.4%	4,595,648
	Net Assets — 100.0%	$11,655,463

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,997,157.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(4,309,810)	$915,668
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(101,760)	4,573
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(2,273,033)	28,572
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	(6,647,023)	1,152,431
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(7,886,534)	1,770,931
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(2,094,015)	20,063
		$3,892,238

See accompanying notes to the financial statements.

50 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  REW  UltraShort Technology

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 35.0%
	Federal Home Loan Bank
$2,403,588	0.00%, due 12/03/12	$2,403,588
	U.S. Treasury Bill
2,000,000	0.00%, due 02/07/13	1,999,556
	Total U.S. Government & Agency Securities (Cost $4,403,144)	4,403,144
	Repurchase Agreements (a)(b) — 55.1%
6,931,417	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $6,931,536	6,931,417
	Total Repurchase Agreements (Cost $6,931,417)	6,931,417
	Total Investment Securities (Cost $11,334,561) † — 90.1%	11,334,561
	Other assets less liabilities — 9.9%	1,248,257
	Net Assets — 100.0%	$12,582,818

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $3,275,556.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(7,584,498)	$(35,796)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(72,836)	547
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(5,143,694)	(56,536)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	(4,839,535)	140,824
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(1,761,788)	169,659
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(5,766,901)	36,682
		$255,380

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 51

  UltraShort Telecommunications  TLL

Principal Amount		Value
	U.S. Government & Agency Security (a) — 23.0%
	Federal Home Loan Bank
$412,706	0.00%, due 12/03/12	$412,706
	Total U.S. Government & Agency Security (Cost $412,706)	412,706
	Repurchase Agreements (a)(b) — 78.9%
1,412,099	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,412,122	1,412,099
	Total Repurchase Agreements (Cost $1,412,099)	1,412,099
	Total Investment Securities (Cost $1,824,805) † — 101.9%	1,824,805
	Liabilities in excess of other assets — (1.9%)	(34,073)
	Net Assets — 100.0%	$1,790,732

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $784,372.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(788,345)	$(79,654)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(11,344)	186
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(330,023)	(14,083)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,076,957)	(114,305)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(874,785)	(9,787)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(495,770)	(17,811)
		$(235,454)
See accompanying notes to the financial statements.

52 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SDP  UltraShort Utilities

Principal Amount		Value
	U.S. Government & Agency Security (a) — 29.5%
	Federal Home Loan Bank
$868,180	0.00%, due 12/03/12	$868,180
	Total U.S. Government & Agency Security (Cost $868,180)	868,180
	Repurchase Agreements (a)(b) — 79.3%
2,329,038	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,329,079	2,329,038
	Total Repurchase Agreements (Cost $2,329,038)	2,329,038
	Total Investment Securities (Cost $3,197,218) † — 108.8%	3,197,218
	Liabilities in excess of other assets — (8.8%)	(258,213)
	Net Assets — 100.0%	$2,939,005

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,008,534.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(1,874,563)	$(90,195)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(87,056)	926
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	(466,887)	7,049
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	(164,008)	7,278
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(2,156,181)	(331,827)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(1,131,384)	(2,331)
		$(409,100)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 53

  UltraPro Short Financials  FINZ

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.0%
	Federal Home Loan Bank
$188,625	0.00%, due 12/03/12	$188,625
	Total U.S. Government & Agency Security (Cost $188,625)	188,625
	Repurchase Agreements (a)(b) — 90.9%
1,326,658	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,326,680	1,326,658
	Total Repurchase Agreements (Cost $1,326,658)	1,326,658
	Total Investment Securities (Cost $1,515,283) † — 103.9%	1,515,283
	Liabilities in excess of other assets — (3.9%)	(56,214)
	Net Assets — 100.0%	$1,459,069

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,039,760.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraPro Short Financials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$(3,011,808)	$(32,028)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(1,370,074)	(17,083)
		$(49,111)

See accompanying notes to the financial statements.

54 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  EFZ  Short MSCI EAFE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 68.2%
	Federal Home Loan Bank
$40,761,604	0.00%, due 12/03/12	$40,761,604
	U.S. Treasury Bills
40,000,000	0.00%, due 02/07/13	39,991,651
26,000,000	0.00%, due 04/04/13	25,991,045
	Total U.S. Government & Agency Securities (Cost $106,744,300)	106,744,300
	Repurchase Agreements (a)(b) — 52.3%
81,793,346	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $81,794,745	81,793,346
	Total Repurchase Agreements (Cost $81,793,346)	81,793,346
	Total Investment Securities (Cost $188,537,646) † — 120.5%	188,537,646
	Liabilities in excess of other assets — (20.5%)	(32,123,349)
	Net Assets — 100.0%	$156,414,297

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $45,572,290.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short MSCI EAFE had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$(36,068,698)	$(5,482,942)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	(12,552,228)	(1,829,883)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE Index Fund	(42,215,863)	(23,198,693)
Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	(39,393,881)	(2,709,381)
Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	(25,952,504)	(5,377,000)
		$(38,597,899)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 55

  Short MSCI Emerging Markets  EUM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.9%
	Federal Home Loan Bank
$57,711,986	0.00%, due 12/03/12	$57,711,986
	U.S. Treasury Bills
61,000,000	0.00%, due 02/07/13	60,987,254
20,000,000	0.00%, due 04/04/13	19,993,111
	Total U.S. Government & Agency Securities (Cost $138,692,351)	138,692,351
	Repurchase Agreements (a)(b) — 54.0%
127,128,154	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $127,130,328	127,128,154
	Total Repurchase Agreements (Cost $127,128,154)	127,128,154
	Total Investment Securities (Cost $265,820,505) † — 112.9%	265,820,505
	Liabilities in excess of other assets — (12.9%)	(30,394,934)
	Net Assets — 100.0%	$235,425,571

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $62,528,804.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short MSCI Emerging Markets had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	$(97,402,187)	$(6,793,127)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	(27,339,453)	(20,005,441)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	(29,744,015)	(21,396,732)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Emerging Markets Index Fund	(2,449,054)	(466,880)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Emerging Markets Index Fund	(24,356,179)	(2,159,027)
Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	(29,018,434)	3,045,710
Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	(24,335,500)	(3,811,811)
		$(51,587,308)

See accompanying notes to the financial statements.

56 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  YXI  Short FTSE China 25

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.6%
	Federal Home Loan Bank
$2,913,724	0.00%, due 12/03/12	$2,913,724
	U.S. Treasury Bill
720,000	0.00%, due 02/07/13	719,931
	Total U.S. Government & Agency Securities (Cost $3,633,655)	3,633,655
	Repurchase Agreements (a)(b) — 86.1%
8,330,738	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $8,330,880	8,330,738
	Total Repurchase Agreements (Cost $8,330,738)	8,330,738
	Total Investment Securities (Cost $11,964,393) † — 123.7%	11,964,393
	Liabilities in excess of other assets — (23.7%)	(2,295,925)
	Net Assets — 100.0%	$9,668,468

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $4,618,888.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short FTSE China 25 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	$(3,775,679)	$(2,219,019)
Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	(779,014)	(457,551)
Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	(516,626)	(17,827)
Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	(4,542,541)	410,553
		$(2,283,844)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 57

  UltraShort MSCI EAFE  EFU

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 36.2%
	Federal Home Loan Bank
$2,897,734	0.00%, due 12/03/12	$2,897,734
	U.S. Treasury Bill
2,000,000	0.00%, due 02/07/13	1,999,554
	Total U.S. Government & Agency Securities (Cost $4,897,288)	4,897,288
	Repurchase Agreements (a)(b) — 111.1%
15,040,358	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $15,040,612	15,040,358
	Total Repurchase Agreements (Cost $15,040,358)	15,040,358
	Total Investment Securities (Cost $19,937,646) † — 147.3%	19,937,646
	Liabilities in excess of other assets — (47.3%)	(6,406,256)
	Net Assets — 100.0%	$13,531,390

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $10,632,901.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort MSCI EAFE had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$(8,855,191)	$179,402
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	(9,422,839)	(5,428,857)
Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	(1,171,017)	(630,414)
Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	(7,551,426)	(1,465,311)
		$(7,345,180)

See accompanying notes to the financial statements.

58 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  EEV  UltraShort MSCI Emerging Markets

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 71.6%
	Federal Home Loan Bank
$13,811,330	0.00%, due 12/03/12	$13,811,330
	U.S. Treasury Bills
20,573,000	0.00%, due 02/07/13	20,569,614
12,000,000	0.00%, due 04/04/13	11,995,867
	Total U.S. Government & Agency Securities (Cost $46,376,811)	46,376,811
	Repurchase Agreements (a)(b) — 75.9%
49,126,565	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $49,127,401	49,126,565
	Total Repurchase Agreements (Cost $49,126,565)	49,126,565
	Total Investment Securities (Cost $95,503,376) † — 147.5%	95,503,376
	Liabilities in excess of other assets — (47.5%)	(30,752,046)
	Net Assets — 100.0%	$64,751,330

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $47,443,568.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Emerging Markets had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	$(43,832,915)	$(447,423)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	(15,953,587)	(9,973,103)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	(23,347,781)	(17,913,794)
Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	(21,373,041)	(6,460,395)
Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	(24,532,489)	(1,587,509)
		$(36,382,224)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 59

  UltraShort MSCI Europe  EPV

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 76.0%
	Federal Home Loan Bank
$26,074,843	0.00%, due 12/03/12	$26,074,843
	U.S. Treasury Bills
27,000,000	0.00%, due 02/07/13	26,994,336
24,000,000	0.00%, due 04/04/13	23,991,734
	Total U.S. Government & Agency Securities (Cost $77,060,913)	77,060,913
	Repurchase Agreements (a)(b) — 104.1%
105,602,020	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $105,603,815	105,602,020
	Total Repurchase Agreements (Cost $105,602,020)	105,602,020
	Total Investment Securities (Cost $182,662,933) † — 180.1%	182,662,933
	Liabilities in excess of other assets — (80.1%)	(81,218,261)
	Net Assets — 100.0%	$101,444,672

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $88,988,825.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Europe had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Vanguard® MSCI Europe ETF Shares ††	$(43,667,699)	$(6,300,953)
Swap Agreement with Deutsche Bank AG, based on the Vanguard® MSCI Europe ETF Shares ††	(6,587,874)	(1,050,970)
Swap Agreement with Goldman Sachs International, based on the Vanguard® MSCI Europe ETF Shares ††	(23,264,819)	(22,568,859)
Swap Agreement with Morgan Stanley & Co. International plc, based on the Vanguard® MSCI Europe ETF Shares ††	(44,703,710)	(1,840,546)
Swap Agreement with Societe Generale, based on the Vanguard® MSCI Europe ETF Shares ††	(43,413,001)	(22,443,286)
Swap Agreement with UBS AG, based on the Vanguard® MSCI Europe ETF Shares ††	(40,341,309)	(29,724,744)
		$(83,929,358)

††  In October 2012, Vanguard® announced the approval of a new benchmark index for this reference asset. See Note 17 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

60 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  JPX  UltraShort MSCI Pacific ex-Japan

Principal Amount		Value
	U.S. Government & Agency Security (a) — 23.7%
	Federal Home Loan Bank
$375,026	0.00%, due 12/03/12	$375,026
	Total U.S. Government & Agency Security (Cost $375,026)	375,026
	Repurchase Agreements (a)(b) — 112.9%
1,791,784	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,791,814	1,791,784
	Total Repurchase Agreements (Cost $1,791,784)	1,791,784
	Total Investment Securities (Cost $2,166,810) † — 136.6%	2,166,810
	Liabilities in excess of other assets — (36.6%)	(580,206)
	Net Assets — 100.0%	$1,586,604

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,221,368.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Pacific ex-Japan Index Fund	$(876,340)	$(40,128)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	(757,407)	(475,568)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Pacific ex-Japan Index Fund	(930,900)	49,394
Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex-Japan Index Fund	(321,852)	(1,855)
Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	(280,891)	(250,325)
		$(718,482)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 61

  UltraShort MSCI Brazil  BZQ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.7%
	Federal Home Loan Bank
$3,458,135	0.00%, due 12/03/12	$3,458,135
	U.S. Treasury Bill
2,000,000	0.00%, due 02/07/13	1,999,622
	Total U.S. Government & Agency Securities (Cost $5,457,757)	5,457,757
	Repurchase Agreements (a)(b) — 67.9%
11,684,161	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $11,684,358	11,684,161
	Total Repurchase Agreements (Cost $11,684,161)	11,684,161
	Total Investment Securities (Cost $17,141,918) † — 99.6%	17,141,918
	Other assets less liabilities — 0.4%	63,429
	Net Assets — 100.0%	$17,205,347

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $6,424,331.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Brazil had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Brazil Index Fund ††	$(5,942,720)	$477,443
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Index Fund ††	(9,880,251)	(494,605)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Brazil Index Fund ††	(1,188,283)	(1,091,398)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Brazil Index Fund ††	(6,983,929)	(19,624)
Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Index Fund ††	(4,738,982)	(191,979)
Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Index Fund ††	(5,680,030)	267,978
		$(1,052,185)

††  In December 2012, iShares® announced the approval of a new benchmark index for this reference asset. See Note 17 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

62 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  FXP  UltraShort FTSE China 25

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 52.8%
	Federal Home Loan Bank
$26,481,224	0.00%, due 12/03/12	$26,481,224
	U.S. Treasury Bills
28,000,000	0.00%, due 02/07/13	27,994,711
20,000,000	0.00%, due 04/04/13	19,993,111
	Total U.S. Government & Agency Securities (Cost $74,469,046)	74,469,046
	Repurchase Agreements (a)(b) — 49.0%
69,077,479	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $69,078,656	69,077,479
	Total Repurchase Agreements (Cost $69,077,479)	69,077,479
	Total Investment Securities (Cost $143,546,525) † — 101.8%	143,546,525
	Liabilities in excess of other assets — (1.8%)	(2,603,686)
	Net Assets — 100.0%	$140,942,839

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $48,806,484.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort FTSE China 25 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® FTSE China 25 Index Fund	$(68,571,760)	$(4,670,388)
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	(21,308,730)	(6,135,228)
Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	(129,972,552)	1,259,657
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® FTSE China 25 Index Fund	(19,296,222)	(1,993,166)
Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	(15,496,658)	(2,800,258)
Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	(27,245,242)	(4,134,148)
		$(18,473,531)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 63

  UltraShort MSCI Japan  EWV

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 41.7%
	Federal Home Loan Bank
$2,083,959	0.00%, due 12/03/12	$2,083,959
	U.S. Treasury Bill
2,000,000	0.00%, due 02/07/13	1,999,556
	Total U.S. Government & Agency Securities (Cost $4,083,515)	4,083,515
	Repurchase Agreements (a)(b) — 62.0%
6,060,194	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $6,060,297	6,060,194
	Total Repurchase Agreements (Cost $6,060,194)	6,060,194
	Total Investment Securities (Cost $10,143,709) † — 103.7%	10,143,709
	Liabilities in excess of other assets — (3.7%)	(364,646)
	Net Assets — 100.0%	$9,779,063

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,890,488.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Japan had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Japan Index Fund	$(6,323,648)	$(192,494)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan Index Fund	(2,443,373)	(659,576)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Japan Index Fund	(754,272)	(113,468)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Japan Index Fund	(3,190,090)	(397,513)
Swap Agreement with Societe Generale, based on the iShares® MSCI Japan Index Fund	(4,800,947)	(223,765)
Swap Agreement with UBS AG, based on the iShares® MSCI Japan Index Fund	(1,981,836)	60,339
		$(1,526,477)

See accompanying notes to the financial statements.

64 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SMK  UltraShort MSCI Mexico Investable Market

Principal Amount		Value
	U.S. Government & Agency Security (a) — 29.7%
	Federal Home Loan Bank
$406,672	0.00%, due 12/03/12	$406,672
	Total U.S. Government & Agency Security (Cost $406,672)	406,672
	Repurchase Agreements (a)(b) — 80.7%
1,106,452	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,106,471	1,106,452
	Total Repurchase Agreements (Cost $1,106,452)	1,106,452
	Total Investment Securities (Cost $1,513,124) † — 110.4%	1,513,124
	Liabilities in excess of other assets — (10.4%)	(142,408)
	Net Assets — 100.0%	$1,370,716

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $487,903.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Mexico Investable Market Index Fund ††	$(645,536)	$(104,105)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Investable Market Index Fund ††	(366,762)	(39,449)
Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Investable Market Index Fund ††	(1,740,613)	(272,597)
		$(416,151)

††  In December 2012, iShares® announced the approval of a new benchmark index for this reference asset. See Note 17 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 65

  Short 7-10 Year Treasury  TBX

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 51.4%
	Federal Home Loan Bank
$4,410,190	0.00%, due 12/03/12	$4,410,190
	U.S. Treasury Bill
3,000,000	0.00%, due 02/07/13	2,999,326
	Total U.S. Government & Agency Securities (Cost $7,409,516)	7,409,516
	Repurchase Agreements (a)(b) — 50.2%
7,238,272	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $7,238,396	7,238,272
	Total Repurchase Agreements (Cost $7,238,272)	7,238,272
	Total Investment Securities (Cost $14,647,788) † — 101.6%	14,647,788
	Liabilities in excess of other assets — (1.6%)	(228,248)
	Net Assets — 100.0%	$14,419,540

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $530,366.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	2	03/19/13	$267,281	$(284)

Cash collateral in the amount of $2,876 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(7,935,467)	$(776,184)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(6,260,696)	(367,945)
		$(1,144,129)

See accompanying notes to the financial statements.

66 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  TBF  Short 20+ Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.7%
	Federal Home Loan Bank
$218,747,750	0.00%, due 12/03/12	$218,747,750
	U.S. Treasury Bills
175,000,000	0.00%, due 02/07/13	174,968,786
40,000,000	0.00%, due 04/04/13	39,986,153
	Total U.S. Government & Agency Securities (Cost $433,702,689)	433,702,689
	Repurchase Agreements (a)(b) — 64.1%
509,104,751	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $509,113,447	509,104,751
	Total Repurchase Agreements (Cost $509,104,751)	509,104,751
	Total Investment Securities (Cost $942,807,440) † — 118.8%	942,807,440
	Liabilities in excess of other assets — (18.8%)	(148,956,186)
	Net Assets — 100.0%	$793,851,254

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $176,389,089.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	206	03/19/13	$30,912,875	$(11,576)

Cash collateral in the amount of $778,680 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(140,110,704)	$(113,746,753)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(168,696,092)	(4,563,515)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(173,454,940)	(23,991,837)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(292,557,384)	(23,751,840)
		$(166,053,945)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 67

  Short High Yield  SJB

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 53.0%
	Federal Home Loan Bank
$16,155,331	0.00%, due 12/03/12	$16,155,331
	U.S. Treasury Bill
9,000,000	0.00%, due 02/07/13	8,998,195
	Total U.S. Government & Agency Securities (Cost $25,153,526)	25,153,526
	Repurchase Agreements (a)(b) — 62.1%
29,427,944	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $29,428,448	29,427,944
	Total Repurchase Agreements (Cost $29,427,944)	29,427,944
	Total Investment Securities (Cost $54,581,470) † — 115.1%	54,581,470
	Liabilities in excess of other assets — (15.1%)	(7,149,749)
	Net Assets — 100.0%	$47,431,721

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $4,855,661.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short High Yield had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond Fund	$(28,097,420)	$(2,286,161)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ High Yield Corporate Bond Fund	(19,551,833)	(4,947,524)
		$(7,233,685)

See accompanying notes to the financial statements.

68 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  IGS  Short Investment Grade Corporate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 54.4%
	Federal Home Loan Bank
$1,503,736	0.00%, due 12/03/12	$1,503,736
	U.S. Treasury Bill
1,100,000	0.00%, due 02/07/13	1,099,874
	Total U.S. Government & Agency Securities (Cost $2,603,610)	2,603,610
	Repurchase Agreements (a)(b) — 53.5%
2,558,383	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,558,426	2,558,383
	Total Repurchase Agreements (Cost $2,558,383)	2,558,383
	Total Investment Securities (Cost $5,161,993) † — 107.9%	5,161,993
	Liabilities in excess of other assets — (7.9%)	(377,792)
	Net Assets — 100.0%	$4,784,201

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $991,125.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Investment Grade Corporate had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	$(2,644,075)	$(219,724)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	(514,099)	(63,271)
Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	(1,662,788)	(344,980)
		$(627,975)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 69

  UltraShort 3-7 Year Treasury  TBZ

Principal Amount		Value
	U.S. Government & Agency Security (a) — 39.7%
	Federal Home Loan Bank
$1,891,102	0.00%, due 12/03/12	$1,891,102
	Total U.S. Government & Agency Security (Cost $1,891,102)	1,891,102
	Repurchase Agreements (a)(b) — 66.1%
3,152,594	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,152,647	3,152,594
	Total Repurchase Agreements (Cost $3,152,594)	3,152,594
	Total Investment Securities (Cost $5,043,696) † — 105.8%	5,043,696
	Liabilities in excess of other assets — (5.8%)	(276,427)
	Net Assets — 100.0%	$4,767,269

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $276,226.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	$(7,429,864)	$(186,690)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	(2,130,020)	(83,707)
		$(270,397)

See accompanying notes to the financial statements.

70 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  PST  UltraShort 7-10 Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 58.4%
	Federal Home Loan Bank
$83,133,786	0.00%, due 12/03/12	$83,133,786
	U.S. Treasury Bills
75,000,000	0.00%, due 02/07/13	74,983,142
15,000,000	0.00%, due 04/04/13	14,994,833
	Total U.S. Government & Agency Securities (Cost $173,111,761)	173,111,761
	Repurchase Agreements (a)(b) — 60.6%
179,449,791	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $179,452,858	179,449,791
	Total Repurchase Agreements (Cost $179,449,791)	179,449,791
	Total Investment Securities (Cost $352,561,552) † — 119.0%	352,561,552
	Liabilities in excess of other assets — (19.0%)	(56,168,639)
	Net Assets — 100.0%	$296,392,913

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $60,918,378.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	52	03/19/13	$6,949,313	$(7,379)

Cash collateral in the amount of $92,069 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(49,878,672)	$(15,147,138)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(15,914,381)	(6,179,358)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(114,008,804)	(5,691,026)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(50,308,555)	(4,153,406)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(356,611,723)	(25,192,911)
		$(56,363,839)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 71

  UltraShort 20+ Year Treasury  TBT

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.3%
	Federal Home Loan Bank
$724,048,308	0.00%, due 12/03/12	$724,048,308
	U.S. Treasury Bills
655,000,000	0.00%, due 02/07/13	654,880,141
225,000,000	0.00%, due 04/04/13	224,922,112
	Total U.S. Government & Agency Securities (Cost $1,603,850,561)	1,603,850,561
	Repurchase Agreements (a)(b) — 75.6%
2,190,874,759	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,190,912,080	2,190,874,759
	Total Repurchase Agreements (Cost $2,190,874,759)	2,190,874,759
	Total Investment Securities (Cost $3,794,725,320) † — 130.9%	3,794,725,320
	Liabilities in excess of other assets — (30.9%)	(896,011,532)
	Net Assets — 100.0%	$2,898,713,788

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,247,363,874.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	864	03/19/13	$129,654,000	$(44,481)

Cash collateral in the amount of $4,021,916 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(451,552,547)	$(428,120,310)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(330,491,290)	(10,230,293)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(938,901,937)	(129,193,209)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(717,612,164)	(108,126,103)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,319,556,521)	(35,515,818)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,250,007,786)	(90,665,996)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(698,819,436)	(120,873,339)
		$(922,725,068)

See accompanying notes to the financial statements.

72 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  TPS  UltraShort TIPS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 55.4%
	Federal Home Loan Bank
$1,379,658	0.00%, due 12/03/12	$1,379,658
	U.S. Treasury Bill
720,000	0.00%, due 02/07/13	719,919
	Total U.S. Government & Agency Securities (Cost $2,099,577)	2,099,577
	Repurchase Agreements (a)(b) — 71.7%
2,719,916	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,719,962	2,719,916
	Total Repurchase Agreements (Cost $2,719,916)	2,719,916
	Total Investment Securities (Cost $4,819,493) † — 127.1%	4,819,493
	Liabilities in excess of other assets — (27.1%)	(1,027,641)
	Net Assets — 100.0%	$3,791,852

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,341,382.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(6,831,203)	$(685,888)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(756,874)	(336,819)
		$(1,022,707)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 73

  UltraPro Short 20+ Year Treasury  TTT

Principal Amount		Value
	U.S. Government & Agency Security (a) — 27.3%
	Federal Home Loan Bank
$5,916,264	0.00%, due 12/03/12	$5,916,264
	Total U.S. Government & Agency Security (Cost $5,916,264)	5,916,264
	Repurchase Agreements (a)(b) — 78.5%
17,040,747	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $17,041,037	17,040,747
	Total Repurchase Agreements (Cost $17,040,747)	17,040,747
	Total Investment Securities (Cost $22,957,011) † — 105.8%	22,957,011
	Liabilities in excess of other assets — (5.8%)	(1,268,092)
	Net Assets — 100.0%	$21,688,919

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $8,042,099.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(46,143,850)	$(976,834)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(18,926,554)	(260,701)
		$(1,237,535)

See accompanying notes to the financial statements.

74 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UWC  Ultra Russell3000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 13.0%
30	3M Co. (Industrials)	0.1%	$2,729
68	Abbott Laboratories (Health Care)	0.1%	4,420
88	Altria Group, Inc. (Consumer Staples)	0.1%	2,975
16	Amazon.com, Inc.* (Consumer Discretionary)	0.1%	4,033
43	American Express Co. (Financials)	0.0%	2,404
34	Amgen, Inc. (Health Care)	0.1%	3,019
40	Apple, Inc. (Information Technology)	0.5%	23,411
254	AT&T, Inc. (Telecommunication Services)	0.2%	8,669
467	Bank of America Corp. (Financials)	0.1%	4,605
77	Berkshire Hathaway, Inc., Class B* (Financials)	0.1%	6,782
32	Boeing Co. (The) (Industrials)	0.0%	2,377
73	Bristol-Myers Squibb Co. (Health Care)	0.0%	2,382
85	Chevron Corp. (Energy)	0.2%	8,984
127	Citigroup, Inc. (Financials)	0.1%	4,390
168	Coca-Cola Co. (The) (Consumer Staples)	0.1%	6,371
21	Colgate-Palmolive Co. (Consumer Staples)	0.0%	2,279
116	Comcast Corp., Class A (Consumer Discretionary)	0.1%	4,313
55	ConocoPhillips (Energy)	0.1%	3,132
56	CVS Caremark Corp. (Consumer Staples)	0.1%	2,605
50	eBay, Inc.* (Information Technology)	0.1%	2,641
44	Eli Lilly & Co. (Health Care)	0.0%	2,158
203	Exxon Mobil Corp. (Energy)	0.4%	17,892
459	General Electric Co. (Industrials)	0.2%	9,699
33	Gilead Sciences, Inc.* (Health Care)	0.1%	2,475
21	Goldman Sachs Group, Inc. (The) (Financials)	0.1%	2,474
11	Google, Inc., Class A* (Information Technology)	0.2%	7,682
66	Home Depot, Inc. (The) (Consumer Discretionary)	0.1%	4,295
34	Honeywell International, Inc. (Industrials)	0.0%	2,085
119	Johnson & Johnson (Health Care)	0.2%	8,298
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
101	JPMorgan Chase & Co. (Financials)	0.1%	$4,149
5	Mastercard, Inc., Class A (Information Technology)	0.0%	2,443
132	Merck & Co., Inc. (Health Care)	0.1%	5,848
23	Monsanto Co. (Materials)	0.0%	2,107
91	News Corp., Class A (Consumer Discretionary)	0.0%	2,242
165	Oracle Corp. (Information Technology)	0.1%	5,297
68	PepsiCo, Inc. (Consumer Staples)	0.1%	4,774
324	Pfizer, Inc. (Health Care)	0.2%	8,106
74	Philip Morris International, Inc. (Consumer Staples)	0.1%	6,651
119	Procter & Gamble Co. (The) (Consumer Staples)	0.2%	8,310
58	Schlumberger Ltd. (Energy)	0.1%	4,154
82	U.S. Bancorp (Financials)	0.1%	2,645
21	Union Pacific Corp. (Industrials)	0.1%	2,578
31	United Parcel Service, Inc., Class B (Industrials)	0.0%	2,266
45	UnitedHealth Group, Inc. (Health Care)	0.0%	2,448
123	Verizon Communications, Inc. (Telecommunication Services)	0.1%	5,427
23	Visa, Inc., Class A (Information Technology)	0.1%	3,443
73	Wal-Mart Stores, Inc. (Consumer Staples)	0.1%	5,257
77	Walt Disney Co. (The) (Consumer Discretionary)	0.1%	3,824
212	Wells Fargo & Co. (Financials)	0.2%	6,998
11,903	Other Common Stocks	7.7%	359,277
	Total Common Stocks (Cost $550,248)		607,823
No. of Warrants
	Warrants — 0.0%
4	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*	0.0%	—
	Total Warrants (Cost $—)		—

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 75

  Ultra Russell3000  UWC

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.9%
	Federal Home Loan Bank
$646,613	0.00%, due 12/03/12	$646,613
	Total U.S. Government & Agency Security (Cost $646,613)	646,613
	Repurchase Agreements (a)(b) — 32.0%
1,489,812	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,489,836	1,489,812
	Total Repurchase Agreements (Cost $1,489,812)	1,489,812
	Total Investment Securities (Cost $2,686,673) — 58.9%	2,744,248
	Other assets less liabilities — 41.1%	1,916,549
	Net Assets — 100.0%	$4,660,797

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $506,312.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,991
Aggregate gross unrealized depreciation	(8,333)
Net unrealized appreciation	$33,658
Federal income tax cost of investments	$2,710,590

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$338,931	$1,635
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	511,201	294,042
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	4,641,617	28,591
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	961,770	229,104
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	246,700	52,681
Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	909,556	211,714
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	1,104,582	494,978
		$1,312,745

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of November 30, 2012:
Consumer Discretionary	1.6%
Consumer Staples	1.4%
Energy	1.3%
Financials	2.3%
Health Care	1.7%
Industrials	1.4%
Information Technology	1.9%
Materials	0.5%
Telecommunication Services	0.4%
Utilities	0.5%
Other[1]	87.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

76 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SSO  Ultra S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 57.8%
35,042	3M Co. (Industrials)	0.3%	$3,187,070
86,293	Abbott Laboratories (Health Care)	0.5%	5,609,045
111,789	Altria Group, Inc. (Consumer Staples)	0.3%	3,779,586
19,930	Amazon.com, Inc.* (Consumer Discretionary)	0.4%	5,023,357
54,216	American Express Co. (Financials)	0.2%	3,030,674
42,461	Amgen, Inc. (Health Care)	0.3%	3,770,537
51,523	Apple, Inc. (Information Technology)	2.5%	30,155,381
317,407	AT&T, Inc. (Telecommunication Services)	0.9%	10,833,101
592,863	Bank of America Corp. (Financials)	0.5%	5,845,629
100,867	Berkshire Hathaway, Inc., Class B* (Financials)	0.7%	8,884,365
92,352	Bristol-Myers Squibb Co. (Health Care)	0.2%	3,013,446
35,986	Caterpillar, Inc. (Industrials)	0.3%	3,067,447
107,922	Chevron Corp. (Energy)	0.9%	11,406,276
291,051	Cisco Systems, Inc. (Information Technology)	0.5%	5,503,774
161,342	Citigroup, Inc. (Financials)	0.5%	5,577,593
213,004	Coca-Cola Co. (The) (Consumer Staples)	0.7%	8,077,112
147,227	Comcast Corp., Class A (Consumer Discretionary)	0.4%	5,473,900
66,786	ConocoPhillips (Energy)	0.3%	3,802,795
69,961	CVS Caremark Corp. (Consumer Staples)	0.3%	3,253,886
63,833	eBay, Inc.* (Information Technology)	0.3%	3,371,659
253,932	Exxon Mobil Corp. (Energy)	1.9%	22,381,566
580,968	General Electric Co. (Industrials)	1.0%	12,275,854
41,682	Gilead Sciences, Inc.* (Health Care)	0.3%	3,126,150
14,571	Google, Inc., Class A* (Information Technology)	0.8%	10,175,949
82,920	Home Depot, Inc. (The) (Consumer Discretionary)	0.4%	5,395,604
275,194	Intel Corp. (Information Technology)	0.4%	5,385,547
59,145	International Business Machines Corp. (Information Technology)	0.9%	11,241,690
151,644	Johnson & Johnson (Health Care)	0.9%	10,574,136
208,950	JPMorgan Chase & Co. (Financials)	0.7%	8,583,666
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
55,507	McDonald's Corp. (Consumer Discretionary)	0.4%	$4,831,329
167,600	Merck & Co., Inc. (Health Care)	0.6%	7,424,680
415,096	Microsoft Corp. (Information Technology)	0.9%	11,049,856
44,584	Occidental Petroleum Corp. (Energy)	0.3%	3,353,163
209,545	Oracle Corp. (Information Technology)	0.6%	6,726,395
85,588	PepsiCo, Inc. (Consumer Staples)	0.5%	6,009,134
410,905	Pfizer, Inc. (Health Care)	0.9%	10,280,843
92,778	Philip Morris International, Inc. (Consumer Staples)	0.7%	8,338,887
151,493	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	10,578,756
93,755	QUALCOMM, Inc. (Information Technology)	0.5%	5,964,693
73,010	Schlumberger Ltd. (Energy)	0.4%	5,228,976
104,296	U.S. Bancorp (Financials)	0.3%	3,364,589
26,031	Union Pacific Corp. (Industrials)	0.3%	3,196,086
46,174	United Technologies Corp. (Industrials)	0.3%	3,698,999
56,819	UnitedHealth Group, Inc. (Health Care)	0.3%	3,090,385
156,712	Verizon Communications, Inc. (Telecommunication Services)	0.6%	6,914,133
28,728	Visa, Inc., Class A (Information Technology)	0.3%	4,300,869
92,518	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	6,663,146
98,711	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	4,901,988
270,255	Wells Fargo & Co. (Financials)	0.7%	8,921,118
8,980,378	Other Common Stocks	29.0%	350,601,316
	Total Common Stocks (Cost $750,205,138)		697,246,136
Principal Amount
	U.S. Government & Agency Securities (a) — 21.9%
	Federal Home Loan Bank
$124,180,142	0.00%, due 12/03/12		124,180,142
	U.S. Treasury Bills
125,000,000	0.00%, due 02/07/13		124,974,122
15,000,000	0.00%, due 04/04/13		14,994,343
	Total U.S. Government & Agency Securities (Cost $264,148,607)		264,148,607

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 77

  Ultra S&P500®  SSO

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.1%
$206,904,795	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $206,908,344	$206,904,795
	Total Repurchase Agreements (Cost $206,904,795)	206,904,795
	Total Investment Securities (Cost $1,221,258,540) — 96.8%	1,168,299,538
	Other assets less liabilities — 3.2%	38,610,542
	Net Assets — 100.0%	$1,206,910,080

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $247,243,943.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,235,492
Aggregate gross unrealized depreciation	(66,540,499)
Net unrealized depreciation	$(53,305,007)
Federal income tax cost of investments	$1,221,604,545

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	3,140	12/21/12	$221,958,750	$912,447

Cash collateral in the amount of $11,939,851 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$790,794,480	$(3,470,181)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	4,214,317	(25,965)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	100,933,383	(1,209,529)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	24,487,682	(153,933)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	76,014,047	(472,481)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	123,534,370	3,535,538
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	348,370,326	23,341,758
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	26,421,101	(163,745)
		$21,381,462

See accompanying notes to the financial statements.

78 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SSO  Ultra S&P500®

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	6.7%
Consumer Staples	6.4%
Energy	6.4%
Financials	8.6%
Health Care	7.0%
Industrials	5.8%
Information Technology	11.1%
Materials	2.0%
Telecommunication Services	1.8%
Utilities	2.0%
Other[1]	42.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 79

  Ultra QQQ®  QLD

Shares		Value
	Common Stocks (a) — 87.9%
	Consumer Discretionary — 14.7%
89,779	Amazon.com, Inc.*	$22,628,797
22,418	Apollo Group, Inc., Class A*	430,201
46,110	Bed Bath & Beyond, Inc.*	2,707,579
420,029	Comcast Corp., Class A	15,616,678
124,689	DIRECTV*	6,197,043
45,744	Dollar Tree, Inc.*	1,909,355
24,411	Expedia, Inc.	1,510,065
12,081	Fossil, Inc.*	1,044,282
38,710	Garmin Ltd.	1,505,432
102,319	Liberty Interactive Corp., Class A*	1,974,757
67,705	Mattel, Inc.	2,539,615
11,026	Netflix, Inc.*	900,934
311,568	News Corp., Class A	7,677,036
23,619	O'Reilly Automotive, Inc.*	2,222,076
9,889	priceline.com, Inc.*	6,557,989
44,803	Ross Stores, Inc.	2,550,187
3	Sears Canada, Inc.*	31
21,137	Sears Holdings Corp.*	887,965
1,033,030	Sirius XM Radio, Inc.*	2,871,823
135,516	Staples, Inc.	1,585,537
150,943	Starbucks Corp.	7,829,413
92,037	Viacom, Inc., Class B	4,750,030
53,375	Virgin Media, Inc.	1,877,199
19,961	Wynn Resorts Ltd.	2,243,616
		100,017,640
	Consumer Staples — 3.6%
85,865	Costco Wholesale Corp.	8,929,101
30,889	Green Mountain Coffee Roasters, Inc.*	1,132,700
3	Kraft Foods Group, Inc.*	136
352,449	Mondelez International, Inc., Class A	9,124,904
35,040	Monster Beverage Corp.*	1,823,832
36,669	Whole Foods Market, Inc.	3,423,418
		24,434,091
	Health Care — 10.1%
38,339	Alexion Pharmaceuticals, Inc.*	3,681,311
153,080	Amgen, Inc.	13,593,504
46,942	Biogen Idec, Inc.*	6,998,583
85,687	Celgene Corp.*	6,734,141
34,002	Cerner Corp.*	2,625,634
28,161	DENTSPLY International, Inc.	1,117,992
161,016	Express Scripts Holding Co.*	8,670,711
150,260	Gilead Sciences, Inc.*	11,269,500
17,579	Henry Schein, Inc.*	1,419,856
7,930	Intuitive Surgical, Inc.*	4,194,970
34,808	Life Technologies Corp.*	1,717,775
80,616	Mylan, Inc.*	2,191,143
18,564	Perrigo Co.	1,921,374
Shares		Value
	Common Stocks (a) (continued)
42,863	Vertex Pharmaceuticals, Inc.*	$1,705,519
49,744	Warner Chilcott plc, Class A	580,015
		68,422,028
	Industrials — 1.6%
32,039	C.H. Robinson Worldwide, Inc.	1,978,088
41,818	Expeditors International of Washington, Inc.	1,564,830
58,819	Fastenal Co.	2,459,222
70,208	PACCAR, Inc.	3,084,939
17,006	Stericycle, Inc.*	1,589,551
		10,676,630
	Information Technology — 56.8%
220,667	Activision Blizzard, Inc.	2,524,431
97,667	Adobe Systems, Inc.*	3,380,255
35,211	Akamai Technologies, Inc.*	1,289,427
63,535	Altera Corp.	2,057,899
186,126	Apple, Inc.	108,935,825
245,771	Applied Materials, Inc.	2,637,123
45,639	Autodesk, Inc.*	1,512,020
96,229	Automatic Data Processing, Inc.	5,461,958
48,627	Avago Technologies Ltd.	1,706,808
54,453	Baidu, Inc. (ADR)*	5,244,368
31,666	BMC Software, Inc.*	1,297,039
100,695	Broadcom Corp., Class A*	3,260,504
93,156	CA, Inc.	2,064,337
40,679	Check Point Software Technologies Ltd.*	1,878,149
1,063,902	Cisco Systems, Inc.	20,118,387
37,134	Citrix Systems, Inc.*	2,271,115
59,293	Cognizant Technology Solutions Corp., Class A*	3,986,268
344,506	Dell, Inc.	3,321,038
255,934	eBay, Inc.*	13,518,434
63,235	Electronic Arts, Inc.*	936,510
15,691	F5 Networks, Inc.*	1,469,933
26,942	Fiserv, Inc.*	2,074,265
132,174	Flextronics International Ltd.*	765,288
52,017	Google, Inc., Class A*	36,327,112
13,243	Infosys Ltd. (ADR)	588,651
993,628	Intel Corp.	19,445,300
58,317	Intuit, Inc.	3,493,772
33,071	KLA-Tencor Corp.	1,503,738
36,207	Lam Research Corp.*	1,271,590
45,733	Linear Technology Corp.	1,517,878
111,902	Marvell Technology Group Ltd.	948,929
57,960	Maxim Integrated Products, Inc.	1,691,852
38,465	Microchip Technology, Inc.	1,170,105
202,087	Micron Technology, Inc.*	1,208,480
1,664,566	Microsoft Corp.	44,310,747
72,160	NetApp, Inc.*	2,288,194
61,140	Nuance Communications, Inc.*	1,359,754

See accompanying notes to the financial statements.

80 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  QLD  Ultra QQQ®

Shares		Value
	Common Stocks (a) (continued)
123,034	NVIDIA Corp.	$1,473,947
968,626	Oracle Corp.	31,092,895
72,054	Paychex, Inc.	2,344,637
338,296	QUALCOMM, Inc.	21,522,392
102,518	Research In Motion Ltd.*	1,189,209
47,972	SanDisk Corp.*	1,875,705
79,786	Seagate Technology plc	2,002,629
139,416	Symantec Corp.*	2,615,444
225,957	Texas Instruments, Inc.	6,658,953
31,061	VeriSign, Inc.*	1,060,112
52,076	Xilinx, Inc.	1,804,433
235,273	Yahoo!, Inc.*	4,416,074
		386,893,913
	Materials — 0.4%
10,687	Randgold Resources Ltd. (ADR)	1,147,356
23,980	Sigma-Aldrich Corp.	1,739,030
		2,886,386
	Telecommunication Services — 0.7%
188,712	Vodafone Group plc (ADR)	4,868,769
	Total Common Stocks (Cost $603,778,342)	598,199,457
Principal Amount
	U.S. Government & Agency Securities (a) — 6.8%
	Federal Home Loan Bank
$19,956,057	0.00%, due 12/03/12	19,956,057
	U.S. Treasury Bills
11,696,000	0.00%, due 02/07/13	11,694,885
15,000,000	0.00%, due 04/04/13	14,994,833
	Total U.S. Government & Agency Securities (Cost $46,645,775)	46,645,775
Principal Amount		Value
	Repurchase Agreements (a)(b) — 8.0%
$54,493,504	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $54,494,433	$54,493,504
	Total Repurchase Agreements (Cost $54,493,504)	54,493,504
	Total Investment Securities (Cost $704,917,621) — 102.7%	699,338,736
	Liabilities in excess of other assets — (2.7%)	(18,091,825)
	Net Assets — 100.0%	$681,246,911

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $128,321,143.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,427,797
Aggregate gross unrealized depreciation	(32,420,604)
Net unrealized depreciation	$(5,992,807)
Federal income tax cost of investments	$705,331,543

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,949	12/21/12	$104,300,735	$1,172,831

Cash collateral in the amount of $4,316,490 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 81

  Ultra QQQ®  QLD

Swap Agreements

Ultra QQQ® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$93,260,358	$680,156
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	115,751,904	(1,747,208)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	439,153	495
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	123,219,379	626,105
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	43,490,122	1,292,310
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	9,585,247	10,121
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	180,021,946	(12,036,963)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	94,235,581	13,396,539
		$2,221,555

See accompanying notes to the financial statements.

82 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  DDM  Ultra Dow30SM

Shares		Value
	Common Stocks (a) — 47.2%
	Consumer Discretionary — 5.6%
58,132	Home Depot, Inc. (The)	$3,782,649
58,132	McDonald's Corp.	5,059,810
58,132	Walt Disney Co. (The)	2,886,835
		11,729,294
	Consumer Staples — 5.0%
58,132	Coca-Cola Co. (The)	2,204,365
58,132	Procter & Gamble Co. (The)	4,059,358
58,132	Wal-Mart Stores, Inc.	4,186,667
		10,450,390
	Energy — 5.4%
58,132	Chevron Corp.	6,143,971
58,132	Exxon Mobil Corp.	5,123,754
		11,267,725
	Financials — 4.9%
58,132	American Express Co.	3,249,579
58,132	Bank of America Corp.	573,181
58,132	JPMorgan Chase & Co.	2,388,063
58,132	Travelers Cos., Inc. (The)	4,116,908
		10,327,731
	Health Care — 5.4%
58,132	Johnson & Johnson	4,053,544
58,132	Merck & Co., Inc.	2,575,248
58,132	Pfizer, Inc.	1,454,463
58,132	UnitedHealth Group, Inc.	3,161,799
		11,245,054
	Industrials — 9.8%
58,132	3M Co.	5,287,105
58,132	Boeing Co. (The)	4,318,045
58,132	Caterpillar, Inc.	4,955,173
58,132	General Electric Co.	1,228,329
58,132	United Technologies Corp.	4,656,955
		20,445,607
	Information Technology — 7.5%
58,132	Cisco Systems, Inc.	1,099,276
58,132	Hewlett-Packard Co.	755,135
58,132	Intel Corp.	1,137,643
58,132	International Business Machines Corp.	11,049,149
58,132	Microsoft Corp.	1,547,474
		15,588,677
	Materials — 1.4%
58,132	Alcoa, Inc.	488,890
58,132	E.I. du Pont de Nemours & Co.	2,507,814
		2,996,704
Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.2%
58,132	AT&T, Inc.	$1,984,045
58,132	Verizon Communications, Inc.	2,564,784
		4,548,829
	Total Common Stocks (Cost $100,428,186)	98,600,011
Principal Amount
	U.S. Government & Agency Securities (a) — 22.9%
	Federal Home Loan Bank
$23,936,829	0.00%, due 12/03/12	23,936,829
	U.S. Treasury Bill
24,000,000	0.00%, due 02/07/13	23,995,127
	Total U.S. Government & Agency Securities (Cost $47,931,956)	47,931,956
	Repurchase Agreements (a)(b) — 22.4%
46,880,213	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $46,881,015	46,880,213
	Total Repurchase Agreements (Cost $46,880,213)	46,880,213
	Total Investment Securities (Cost $195,240,355) — 92.5%	193,412,180
	Other assets less liabilities — 7.5%	15,691,991
	Net Assets — 100.0%	$209,104,171

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $50,732,443.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,417,430
Aggregate gross unrealized depreciation	(6,245,605)
Net unrealized depreciation	$(1,828,175)
Federal income tax cost of investments	$195,240,355

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 83

  Ultra Dow30SM  DDM

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	444	12/21/12	$28,864,440	$274,571

Cash collateral in the amount of $1,191,671 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$27,450,153	$711,996
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	156,838,891	5,462,722
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	5,975,791	(78,269)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	12,141,094	(450,042)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	3,088,360	(105,068)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	40,237,440	2,960,298
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	44,977,238	4,124,703
		$12,626,340

See accompanying notes to the financial statements.

84 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  MVV  Ultra MidCap400

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 43.7%
16,427	Advance Auto Parts, Inc. (Consumer Discretionary)	0.2%	$1,201,635
11,502	Affiliated Managers Group, Inc.* (Financials)	0.2%	1,482,263
20,047	Albemarle Corp. (Materials)	0.2%	1,198,610
3,792	Alleghany Corp.* (Financials)	0.2%	1,330,992
11,180	Alliance Data Systems Corp.* (Information Technology)	0.3%	1,593,038
24,863	Alliant Energy Corp. (Utilities)	0.2%	1,114,360
54,334	AMETEK, Inc. (Industrials)	0.3%	2,028,288
20,684	ANSYS, Inc.* (Information Technology)	0.2%	1,371,970
16,364	Ashland, Inc. (Materials)	0.2%	1,160,535
23,293	B/E Aerospace, Inc.* (Industrials)	0.2%	1,103,156
18,724	Camden Property Trust (REIT) (Financials)	0.2%	1,230,167
31,189	Church & Dwight Co., Inc. (Consumer Staples)	0.3%	1,688,884
19,263	Cimarex Energy Co. (Energy)	0.2%	1,158,092
21,758	Dick's Sporting Goods, Inc. (Consumer Discretionary)	0.2%	1,142,513
14,429	Energizer Holdings, Inc. (Consumer Staples)	0.2%	1,150,857
10,793	Equinix, Inc.* (Information Technology)	0.3%	2,004,908
8,158	Essex Property Trust, Inc. (REIT) (Financials)	0.2%	1,146,117
11,610	Everest Re Group Ltd. (Financials)	0.2%	1,259,337
14,362	Federal Realty Investment Trust (REIT) (Financials)	0.2%	1,494,222
47,221	Fidelity National Financial, Inc., Class A (Financials)	0.2%	1,143,220
33,832	Foot Locker, Inc. (Consumer Discretionary)	0.2%	1,212,539
19,832	Henry Schein, Inc.* (Health Care)	0.3%	1,601,831
45,601	HollyFrontier Corp. (Energy)	0.3%	2,067,093
59,299	Hologic, Inc.* (Health Care)	0.2%	1,131,425
12,330	IDEXX Laboratories, Inc.* (Health Care)	0.2%	1,152,485
17,067	Ingredion, Inc. (Consumer Staples)	0.2%	1,108,502
20,277	J.B. Hunt Transport Services, Inc. (Industrials)	0.2%	1,205,468
24,644	Kansas City Southern (Industrials)	0.3%	1,925,929
66,374	LKQ Corp.* (Consumer Discretionary)	0.2%	1,454,918
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
29,823	Macerich Co. (The) (REIT) (Financials)	0.3%	$1,685,000
6,950	Mettler-Toledo International, Inc.* (Health Care)	0.2%	1,300,276
12,984	Mohawk Industries, Inc.* (Consumer Discretionary)	0.2%	1,116,494
98,372	New York Community Bancorp, Inc. (Financials)	0.2%	1,279,820
24,174	Oceaneering International, Inc. (Energy)	0.2%	1,273,486
22,101	OGE Energy Corp. (Utilities)	0.2%	1,262,630
14,268	Polaris Industries, Inc. (Consumer Discretionary)	0.2%	1,210,069
15,806	PVH Corp. (Consumer Discretionary)	0.3%	1,811,209
24,302	Rackspace Hosting, Inc.* (Information Technology)	0.3%	1,679,754
27,504	Rayonier, Inc. (REIT) (Financials)	0.2%	1,370,799
29,895	Realty Income Corp. (REIT) (Financials)	0.2%	1,216,129
16,784	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.5%	2,963,215
31,819	ResMed, Inc. (Health Care)	0.2%	1,307,443
14,367	Royal Gold, Inc. (Materials)	0.2%	1,160,279
20,195	SL Green Realty Corp. (REIT) (Financials)	0.3%	1,522,299
15,880	Tractor Supply Co. (Consumer Discretionary)	0.2%	1,423,166
28,159	Trimble Navigation Ltd.* (Information Technology)	0.3%	1,566,767
56,052	UDR, Inc. (REIT) (Financials)	0.2%	1,289,757
18,913	Valspar Corp. (Materials)	0.2%	1,187,358
48,345	Vertex Pharmaceuticals, Inc.* (Health Care)	0.3%	1,923,648
7,091,369	Other Common Stocks	32.3%	192,470,596
	Total Common Stocks (Cost $261,839,175)		261,883,548
Principal Amount
	U.S. Government & Agency Securities (a) — 25.6%
	Federal Home Loan Bank
$77,816,545	0.00%, due 12/03/12		77,816,545
	U.S. Treasury Bill
75,000,000	0.00%, due 04/04/13		74,977,396
	Total U.S. Government & Agency Securities (Cost $152,793,941)		152,793,941

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 85

  Ultra MidCap400  MVV

Principal Amount		Value
	Repurchase Agreements (a)(b) — 23.8%
$142,042,145	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $142,044,579	$142,042,145
	Total Repurchase Agreements (Cost $142,042,145)	142,042,145
	Total Investment Securities (Cost $556,675,261) — 93.1%	556,719,634
	Other assets less liabilities — 6.9%	41,046,049
	Net Assets — 100.0%	$597,765,683

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $92,183,810.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,181,072
Aggregate gross unrealized depreciation	(5,768,173)
Net unrealized depreciation	$(587,101)
Federal income tax cost of investments	$557,306,735

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	903	12/21/12	$90,209,700	$1,018,878

Cash collateral in the amount of $3,776,366 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$57,416,166	$7,993,954
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400® Index	160,323,153	53,765
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	264,782,971	338,980
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	24,871,599	45,189
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	221,309,664	7,497,554
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	30,231,866	167,323
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	84,486,319	(13,581)
		$16,083,184

See accompanying notes to the financial statements.

86 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  MVV  Ultra MidCap400

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	6.0%
Consumer Staples	1.6%
Energy	2.6%
Financials	9.5%
Health Care	4.4%
Industrials	7.4%
Information Technology	6.7%
Materials	3.1%
Telecommunication Services	0.2%
Utilities	2.2%
Other[1]	56.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 87

  Ultra Russell2000  UWM

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 50.5%
2,623	A. O. Smith Corp. (Industrials)	0.1%	$165,118
2,852	Acuity Brands, Inc. (Industrials)	0.1%	188,660
4,789	Alaska Air Group, Inc.* (Industrials)	0.2%	204,730
8,246	Alkermes plc* (Health Care)	0.1%	159,230
6,302	Aspen Technology, Inc.* (Information Technology)	0.1%	163,789
2,414	athenahealth, Inc.* (Health Care)	0.1%	153,748
6,015	Brunswick Corp. (Consumer Discretionary)	0.1%	155,007
3,141	Cabela's, Inc.* (Consumer Discretionary)	0.1%	150,046
3,466	Centene Corp.* (Health Care)	0.1%	152,192
3,384	CLARCOR, Inc. (Industrials)	0.1%	156,950
4,103	Cleco Corp. (Utilities)	0.1%	165,310
3,008	CommVault Systems, Inc.* (Information Technology)	0.1%	199,611
1,899	CoStar Group, Inc.* (Information Technology)	0.1%	164,947
4,266	Cubist Pharmaceuticals, Inc.* (Health Care)	0.1%	173,242
2,084	Cymer, Inc.* (Information Technology)	0.1%	182,767
11,783	CYS Investments, Inc. (REIT) (Financials)	0.1%	150,705
3,900	Domino's Pizza, Inc. (Consumer Discretionary)	0.1%	162,240
2,707	Dril-Quip, Inc.* (Energy)	0.1%	190,492
3,292	Eagle Materials, Inc. (Materials)	0.1%	175,200
5,311	Energy XXI Bermuda Ltd. (Energy)	0.1%	168,252
7,149	First American Financial Corp. (Financials)	0.1%	170,146
2,986	Genesee & Wyoming, Inc., Class A* (Industrials)	0.2%	217,829
5,139	Hancock Holding Co. (Financials)	0.1%	161,467
6,707	Hexcel Corp.* (Industrials)	0.1%	173,376
4,978	Highwoods Properties, Inc. (REIT) (Financials)	0.1%	160,491
7,772	Invesco Mortgage Capital, Inc. (REIT) (Financials)	0.1%	164,533
2,797	Jazz Pharmaceuticals plc* (Health Care)	0.1%	150,702
17,748	Kodiak Oil & Gas Corp.* (Energy)	0.1%	152,278
9,262	Louisiana-Pacific Corp.* (Materials)	0.1%	161,344
3,870	Medicis Pharmaceutical Corp., Class A (Health Care)	0.1%	167,378
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,261	Middleby Corp.* (Industrials)	0.1%	$160,639
5,380	Oasis Petroleum, Inc.* (Energy)	0.1%	162,584
7,238	Ocwen Financial Corp.* (Financials)	0.2%	259,555
4,799	Old Dominion Freight Line, Inc.* (Industrials)	0.1%	160,479
7,125	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.1%	163,305
8,053	Parametric Technology Corp.* (Information Technology)	0.1%	162,993
3,664	Pharmacyclics, Inc.* (Health Care)	0.1%	194,375
2,594	Robbins & Myers, Inc. (Industrials)	0.1%	154,084
3,562	Rosetta Resources, Inc.* (Energy)	0.1%	160,076
6,402	Seattle Genetics, Inc.* (Health Care)	0.1%	162,035
2,672	Six Flags Entertainment Corp. (Consumer Discretionary)	0.1%	164,275
9,112	Starwood Property Trust, Inc. (REIT) (Financials)	0.2%	208,300
2,475	Teledyne Technologies, Inc.* (Industrials)	0.1%	155,925
18,813	Two Harbors Investment Corp. (REIT) (Financials)	0.2%	212,963
1,793	Ultimate Software Group, Inc.* (Information Technology)	0.1%	169,456
3,289	United Natural Foods, Inc.* (Consumer Staples)	0.1%	170,272
2,765	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.1%	198,776
2,618	WEX, Inc.* (Information Technology)	0.1%	188,391
4,657	Woodward, Inc. (Industrials)	0.1%	170,306
5,014,854	Other Common Stocks	45.1%	70,636,615
	Total Common Stocks (Cost $77,111,736)		79,077,184
	Investment Company (a) — 0.1%
576	Firsthand Technology Value Fund, Inc.*	0.1%	10,478
	Total Investment Company (Cost $9,350)		10,478
No. of Warrants
	Warrants — 0.0% ‡
1,514	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*	0.0%	38
	Total Warrants (Cost $—)		38

See accompanying notes to the financial statements.

88 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UWM  Ultra Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 19.2%
	Federal Home Loan Bank
$14,769,961	0.00%, due 12/03/12	$14,769,961
	U.S. Treasury Bill
15,306,000	0.00%, due 02/07/13	15,302,824
	Total U.S. Government & Agency Securities (Cost $30,072,785)	30,072,785
	Repurchase Agreements (a)(b) — 24.6%
38,583,227	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $38,583,886	38,583,227
	Total Repurchase Agreements (Cost $38,583,227)	38,583,227
	Total Investment Securities (Cost $145,777,098) — 94.4%	147,743,712
	Other assets less liabilities — 5.6%	8,845,284
	Net Assets — 100.0%	$156,588,996

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $35,654,085.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,019,433
Aggregate gross unrealized depreciation	(3,100,172)
Net unrealized appreciation	$1,919,261
Federal income tax cost of investments	$145,824,451

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	409	12/21/12	$33,578,900	$656,218

Cash collateral in the amount of $1,768,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$10,286,685	$(3,934,992)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	48,169,727	2,573,387
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	22,875,030	(76,159)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	45,599,626	883,983
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	3,211,996	(4,313,972)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	22,603,678	2,075,635
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	47,698,326	5,545,629
		$2,753,511

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 89

  Ultra Russell2000  UWM

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	7.1%
Consumer Staples	1.9%
Energy	3.0%
Financials	11.2%
Health Care	6.3%
Industrials	7.8%
Information Technology	8.5%
Materials	2.6%
Telecommunication Services	0.3%
Utilities	1.8%
Other[1]	49.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

90 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SAA  Ultra SmallCap600

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 36.0%
659	3D Systems Corp.* (Information Technology)	0.2%	$29,464
537	A. O. Smith Corp. (Industrials)	0.2%	33,804
1,008	Actuant Corp., Class A (Industrials)	0.2%	29,000
991	Align Technology, Inc.* (Health Care)	0.1%	27,143
494	Bristow Group, Inc. (Energy)	0.1%	25,737
1,237	Brunswick Corp. (Consumer Discretionary)	0.2%	31,877
530	Casey's General Stores, Inc. (Consumer Staples)	0.1%	26,182
713	Centene Corp.* (Health Care)	0.2%	31,308
894	Cirrus Logic, Inc.* (Information Technology)	0.1%	28,000
579	CommVault Systems, Inc.* (Information Technology)	0.2%	38,422
884	Cubist Pharmaceuticals, Inc.* (Health Care)	0.2%	35,899
429	Cymer, Inc.* (Information Technology)	0.2%	37,623
1,627	Darling International, Inc.* (Consumer Staples)	0.1%	27,448
637	Eagle Materials, Inc. (Materials)	0.2%	33,901
920	EMCOR Group, Inc. (Industrials)	0.2%	30,222
648	EPR Properties (REIT) (Financials)	0.2%	29,387
1,415	Extra Space Storage, Inc. (REIT) (Financials)	0.3%	49,737
527	FEI Co. (Information Technology)	0.2%	29,001
686	Gulfport Energy Corp.* (Energy)	0.1%	26,095
355	Haemonetics Corp.* (Health Care)	0.2%	28,766
622	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.2%	37,488
1,189	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.1%	28,358
593	JDA Software Group, Inc.* (Information Technology)	0.1%	26,483
1,023	Kilroy Realty Corp. (REIT) (Financials)	0.2%	46,137
1,194	LaSalle Hotel Properties (REIT) (Financials)	0.2%	28,787
465	Lufkin Industries, Inc. (Energy)	0.1%	25,463
472	MAXIMUS, Inc. (Information Technology)	0.2%	29,731
569	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.2%	35,460
977	Old Dominion Freight Line, Inc.* (Industrials)	0.2%	32,671
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
833	PAREXEL International Corp.* (Health Care)	0.1%	$26,898
997	Piedmont Natural Gas Co., Inc. (Utilities)	0.1%	30,767
646	Pool Corp. (Consumer Discretionary)	0.1%	27,061
749	Post Properties, Inc. (REIT) (Financials)	0.2%	36,798
424	ProAssurance Corp. (Financials)	0.2%	38,448
2,423	Prospect Capital Corp. (Financials)	0.1%	25,514
589	Robbins & Myers, Inc. (Industrials)	0.2%	34,987
691	Salix Pharmaceuticals Ltd.* (Health Care)	0.2%	29,609
639	Southwest Gas Corp. (Utilities)	0.1%	26,800
408	Sovran Self Storage, Inc. (REIT) (Financials)	0.1%	25,210
564	Steven Madden Ltd.* (Consumer Discretionary)	0.1%	25,104
2,579	Susquehanna Bancshares, Inc. (Financials)	0.1%	26,512
1,299	Tanger Factory Outlet Centers (REIT) (Financials)	0.2%	42,711
510	Teledyne Technologies, Inc.* (Industrials)	0.2%	32,130
813	Toro Co. (The) (Industrials)	0.2%	36,471
500	TreeHouse Foods, Inc.* (Consumer Staples)	0.1%	26,220
701	UIL Holdings Corp. (Utilities)	0.1%	25,145
676	United Natural Foods, Inc.* (Consumer Staples)	0.2%	34,997
471	West Pharmaceutical Services, Inc. (Health Care)	0.1%	25,448
676	Wolverine World Wide, Inc. (Consumer Discretionary)	0.2%	29,257
278,998	Other Common Stocks	28.1%	5,421,733
	Total Common Stocks (Cost $6,489,348)		6,947,414
Principal Amount
	U.S. Government & Agency Securities (a) — 25.8%
	Federal Home Loan Bank
$2,977,066	0.00%, due 12/03/12		2,977,066
	U.S. Treasury Bill
2,000,000	0.00%, due 02/07/13		1,999,566
	Total U.S. Government & Agency Securities (Cost $4,976,632)		4,976,632

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 91

  Ultra SmallCap600  SAA

Principal Amount		Value
	Repurchase Agreements (a)(b) — 24.9%
$4,813,555	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $4,813,638	$4,813,555
	Total Repurchase Agreements (Cost $4,813,555)	4,813,555
	Total Investment Securities (Cost $16,279,535) — 86.7%	16,737,601
	Other assets less liabilities — 13.3%	2,562,654
	Net Assets — 100.0%	$19,300,255

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $3,659,175.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$908,846
Aggregate gross unrealized depreciation	(957,911)
Net unrealized depreciation	$(49,065)
Federal income tax cost of investments	$16,786,666

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$26,277,895	$(221,130)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600® Index	119,427	(633)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	2,585,728	28,634
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	78,095	(420)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	59,393	(330)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	2,532,998	22,508
		$(171,371)

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	5.5%
Consumer Staples	1.6%
Energy	1.5%
Financials	7.4%
Health Care	3.8%
Industrials	5.8%
Information Technology	6.6%
Materials	2.2%
Telecommunication Services	0.2%
Utilities	1.4%
Other[1]	64.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

92 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UPRO  UltraPro S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 31.4%
5,541	3M Co. (Industrials)	0.1%	$503,954
13,682	Abbott Laboratories (Health Care)	0.3%	889,330
17,724	Altria Group, Inc. (Consumer Staples)	0.2%	599,248
3,151	Amazon.com, Inc.* (Consumer Discretionary)	0.2%	794,210
8,592	American Express Co. (Financials)	0.1%	480,293
6,720	Amgen, Inc. (Health Care)	0.2%	596,736
8,171	Apple, Inc. (Information Technology)	1.4%	4,782,323
50,294	AT&T, Inc. (Telecommunication Services)	0.5%	1,716,534
93,955	Bank of America Corp. (Financials)	0.3%	926,396
15,990	Berkshire Hathaway, Inc., Class B* (Financials)	0.4%	1,408,399
14,639	Bristol-Myers Squibb Co. (Health Care)	0.1%	477,671
5,698	Caterpillar, Inc. (Industrials)	0.1%	485,698
17,106	Chevron Corp. (Energy)	0.5%	1,807,933
46,117	Cisco Systems, Inc. (Information Technology)	0.2%	872,072
25,567	Citigroup, Inc. (Financials)	0.3%	883,851
33,754	Coca-Cola Co. (The) (Consumer Staples)	0.4%	1,279,952
23,332	Comcast Corp., Class A (Consumer Discretionary)	0.2%	867,484
10,588	ConocoPhillips (Energy)	0.2%	602,881
11,094	CVS Caremark Corp. (Consumer Staples)	0.1%	515,982
10,116	eBay, Inc.* (Information Technology)	0.2%	534,327
40,222	Exxon Mobil Corp. (Energy)	1.0%	3,545,167
92,057	General Electric Co. (Industrials)	0.6%	1,945,164
6,590	Gilead Sciences, Inc.* (Health Care)	0.1%	494,250
2,304	Google, Inc., Class A* (Information Technology)	0.5%	1,609,044
13,144	Home Depot, Inc. (The) (Consumer Discretionary)	0.2%	855,280
43,614	Intel Corp. (Information Technology)	0.2%	853,526
9,366	International Business Machines Corp. (Information Technology)	0.5%	1,780,196
24,034	Johnson & Johnson (Health Care)	0.5%	1,675,891
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
33,119	JPMorgan Chase & Co. (Financials)	0.4%	$1,360,529
8,789	McDonald's Corp. (Consumer Discretionary)	0.2%	764,995
26,554	Merck & Co., Inc. (Health Care)	0.3%	1,176,342
65,777	Microsoft Corp. (Information Technology)	0.5%	1,750,984
7,062	Occidental Petroleum Corp. (Energy)	0.1%	531,133
33,205	Oracle Corp. (Information Technology)	0.3%	1,065,880
13,571	PepsiCo, Inc. (Consumer Staples)	0.3%	952,820
65,124	Pfizer, Inc. (Health Care)	0.5%	1,629,402
14,701	Philip Morris International, Inc. (Consumer Staples)	0.4%	1,321,326
24,011	Procter & Gamble Co. (The) (Consumer Staples)	0.5%	1,676,688
14,848	QUALCOMM, Inc. (Information Technology)	0.3%	944,630
11,563	Schlumberger Ltd. (Energy)	0.2%	828,142
16,525	U.S. Bancorp (Financials)	0.2%	533,096
4,131	Union Pacific Corp. (Industrials)	0.1%	507,204
7,315	United Technologies Corp. (Industrials)	0.2%	586,005
9,005	UnitedHealth Group, Inc. (Health Care)	0.1%	489,782
24,832	Verizon Communications, Inc. (Telecommunication Services)	0.3%	1,095,588
4,556	Visa, Inc., Class A (Information Technology)	0.2%	682,079
14,650	Wal-Mart Stores, Inc. (Consumer Staples)	0.3%	1,055,093
15,643	Walt Disney Co. (The) (Consumer Discretionary)	0.2%	776,831
42,828	Wells Fargo & Co. (Financials)	0.4%	1,413,752
1,423,316	Other Common Stocks	15.8%	55,572,066
	Total Common Stocks (Cost $114,262,069)		110,498,159
Principal Amount
	U.S. Government & Agency Security (a) — 18.0%
	Federal Home Loan Bank
$63,623,022	0.00%, due 12/03/12		63,623,022
	Total U.S. Government & Agency Security (Cost $63,623,022)		63,623,022

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 93

  UltraPro S&P500®  UPRO

Principal Amount		Value
	Repurchase Agreements (a)(b) — 34.8%
$122,868,590	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $122,870,694	$122,868,590
	Total Repurchase Agreements (Cost $122,868,590)	122,868,590
	Total Investment Securities (Cost $300,753,681) — 84.2%	296,989,771
	Other assets less liabilities — 15.8%	55,779,394
	Net Assets — 100.0%	$352,769,165

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $126,285,903.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,409,965
Aggregate gross unrealized depreciation	(5,218,894)
Net unrealized depreciation	$(3,808,929)
Federal income tax cost of investments	$300,798,700

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,719	12/21/12	$121,511,813	$1,274,241

Cash collateral in the amount of $6,528,894 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$67,703,268	$7,769,425
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	29,958,032	(184,573)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	197,008,347	3,204,031
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	29,489,474	(185,375)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	77,438,413	5,047,401
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	86,807,241	2,535,940
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	327,282,874	21,928,841
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	10,725,111	49,893
		$40,165,583

See accompanying notes to the financial statements.

94 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UPRO  UltraPro S&P500®

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	3.6%
Consumer Staples	3.5%
Energy	3.5%
Financials	4.7%
Health Care	3.8%
Industrials	3.1%
Information Technology	6.0%
Materials	1.1%
Telecommunication Services	1.0%
Utilities	1.1%
Other[1]	68.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 95

  UltraPro QQQ®  TQQQ

Shares		Value
	Common Stocks (a) — 23.1%
	Consumer Discretionary — 3.9%
10,625	Amazon.com, Inc.*	$2,678,031
2,655	Apollo Group, Inc., Class A*	50,950
5,455	Bed Bath & Beyond, Inc.*	320,318
49,707	Comcast Corp., Class A	1,848,106
14,759	DIRECTV*	733,522
5,415	Dollar Tree, Inc.*	226,022
2,886	Expedia, Inc.	178,528
1,428	Fossil, Inc.*	123,436
4,582	Garmin Ltd.	178,194
12,108	Liberty Interactive Corp., Class A*	233,684
8,015	Mattel, Inc.	300,643
1,304	Netflix, Inc.*	106,550
36,874	News Corp., Class A	908,575
2,793	O'Reilly Automotive, Inc.*	262,766
1,171	priceline.com, Inc.*	776,560
5,301	Ross Stores, Inc.	301,733
2,504	Sears Holdings Corp.*	105,193
122,259	Sirius XM Radio, Inc.*	339,880
16,037	Staples, Inc.	187,633
17,861	Starbucks Corp.	926,450
10,892	Viacom, Inc., Class B	562,136
6,317	Virgin Media, Inc.	222,169
2,364	Wynn Resorts Ltd.	265,714
		11,836,793
	Consumer Staples — 1.0%
10,161	Costco Wholesale Corp.	1,056,642
3,655	Green Mountain Coffee Roasters, Inc.*	134,029
3	Kraft Foods Group, Inc.*	136
41,712	Mondelez International, Inc., Class A	1,079,924
4,146	Monster Beverage Corp.*	215,799
4,341	Whole Foods Market, Inc.	405,276
		2,891,806
	Health Care — 2.6%
4,537	Alexion Pharmaceuticals, Inc.*	435,643
18,115	Amgen, Inc.	1,608,612
5,557	Biogen Idec, Inc.*	828,493
10,141	Celgene Corp.*	796,981
4,023	Cerner Corp.*	310,656
3,334	DENTSPLY International, Inc.	132,360
19,056	Express Scripts Holding Co.*	1,026,166
17,781	Gilead Sciences, Inc.*	1,333,575
2,081	Henry Schein, Inc.*	168,082
937	Intuitive Surgical, Inc.*	495,673
4,121	Life Technologies Corp.*	203,371
9,540	Mylan, Inc.*	259,297
2,195	Perrigo Co.	227,183
Shares		Value
	Common Stocks (a) (continued)
5,070	Vertex Pharmaceuticals, Inc.*	$201,735
5,886	Warner Chilcott plc, Class A	68,631
		8,096,458
	Industrials — 0.4%
3,791	C.H. Robinson Worldwide, Inc.	234,056
4,948	Expeditors International of Washington, Inc.	185,154
6,961	Fastenal Co.	291,039
8,308	PACCAR, Inc.	365,054
2,016	Stericycle, Inc.*	188,436
		1,263,739
	Information Technology — 14.9%
26,115	Activision Blizzard, Inc.	298,756
11,560	Adobe Systems, Inc.*	400,092
4,169	Akamai Technologies, Inc.*	152,669
7,521	Altera Corp.	243,605
22,028	Apple, Inc.	12,892,548
29,085	Applied Materials, Inc.	312,082
5,401	Autodesk, Inc.*	178,935
11,384	Automatic Data Processing, Inc.	646,156
5,757	Avago Technologies Ltd.	202,071
6,445	Baidu, Inc. (ADR)*	620,718
3,748	BMC Software, Inc.*	153,518
11,917	Broadcom Corp., Class A*	385,872
11,026	CA, Inc.	244,336
4,813	Check Point Software Technologies Ltd.*	222,216
125,907	Cisco Systems, Inc.	2,380,901
4,396	Citrix Systems, Inc.*	268,859
7,019	Cognizant Technology Solutions Corp., Class A*	471,887
40,771	Dell, Inc.	393,032
30,289	eBay, Inc.*	1,599,865
7,481	Electronic Arts, Inc.*	110,794
1,858	F5 Networks, Inc.*	174,058
3,189	Fiserv, Inc.*	245,521
15,644	Flextronics International Ltd.*	90,579
6,156	Google, Inc., Class A*	4,299,166
1,567	Infosys Ltd. (ADR)	69,653
117,592	Intel Corp.	2,301,275
6,900	Intuit, Inc.	413,379
3,914	KLA-Tencor Corp.	177,970
4,284	Lam Research Corp.*	150,454
5,413	Linear Technology Corp.	179,657
13,242	Marvell Technology Group Ltd.	112,292
6,860	Maxim Integrated Products, Inc.	200,243
4,553	Microchip Technology, Inc.	138,502
23,916	Micron Technology, Inc.*	143,018
196,994	Microsoft Corp.	5,243,980
8,536	NetApp, Inc.*	270,677
7,236	Nuance Communications, Inc.*	160,929

See accompanying notes to the financial statements.

96 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  TQQQ  UltraPro QQQ®

Shares		Value
	Common Stocks (a) (continued)
14,560	NVIDIA Corp.	$174,429
114,636	Oracle Corp.	3,679,816
8,527	Paychex, Inc.	277,469
40,033	QUALCOMM, Inc.	2,546,899
12,129	Research In Motion Ltd.*	140,696
5,678	SanDisk Corp.*	222,010
9,441	Seagate Technology plc	236,969
16,498	Symantec Corp.*	309,503
26,741	Texas Instruments, Inc.	788,057
3,678	VeriSign, Inc.*	125,530
6,161	Xilinx, Inc.	213,479
27,840	Yahoo!, Inc.*	522,557
		45,787,679
	Materials — 0.1%
1,265	Randgold Resources Ltd. (ADR)	135,811
2,837	Sigma-Aldrich Corp.	205,739
		341,550
	Telecommunication Services — 0.2%
22,333	Vodafone Group plc (ADR)	576,191
	Total Common Stocks (Cost $71,878,876)	70,794,216
Principal Amount
	U.S. Government & Agency Security (a) — 13.9%
	Federal Home Loan Bank
$42,690,920	0.00%, due 12/03/12	42,690,920
	Total U.S. Government & Agency Security (Cost $42,690,920)	42,690,920
Principal Amount		Value
	Repurchase Agreements (a)(b) — 36.7%
$112,596,199	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $112,598,119	$112,596,199
	Total Repurchase Agreements (Cost $112,596,199)	112,596,199
	Total Investment Securities (Cost $227,165,995) — 73.7%	226,081,335
	Other assets less liabilities — 26.3%	80,514,574
	Net Assets — 100.0%	$306,595,909

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $94,041,263.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,977,432
Aggregate gross unrealized depreciation	(5,153,424)
Net unrealized depreciation	$(1,175,992)
Federal income tax cost of investments	$227,257,327

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,306	12/21/12	$69,890,590	$1,753,093

Cash collateral in the amount of $2,925,840 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 97

  UltraPro QQQ®  TQQQ

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100 Index®	$83,899,583	$4,003,347
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100 Index®	114,104,029	10,084,433
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100 Index®	134,390,406	795,694
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100 Index®	95,647,298	1,771,484
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index®	63,731,067	2,648,032
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100 Index®	154,343,405	6,784,429
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100 Index®	53,642,550	6,945,962
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index®	79,343,429	18,692,543
		$51,725,924

See accompanying notes to the financial statements.

98 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UDOW  UltraPro Dow30SM

Shares		Value
	Common Stocks (a) — 24.2%
	Consumer Discretionary — 2.9%
8,414	Home Depot, Inc. (The)	$547,499
8,414	McDonald's Corp.	732,355
8,414	Walt Disney Co. (The)	417,839
		1,697,693
	Consumer Staples — 2.6%
8,414	Coca-Cola Co. (The)	319,059
8,414	Procter & Gamble Co. (The)	587,550
8,414	Wal-Mart Stores, Inc.	605,976
		1,512,585
	Energy — 2.8%
8,414	Chevron Corp.	889,276
8,414	Exxon Mobil Corp.	741,610
		1,630,886
	Financials — 2.5%
8,414	American Express Co.	470,343
8,414	Bank of America Corp.	82,962
8,414	JPMorgan Chase & Co.	345,647
8,414	Travelers Cos., Inc. (The)	595,879
		1,494,831
	Health Care — 2.8%
8,414	Johnson & Johnson	586,708
8,414	Merck & Co., Inc.	372,740
8,414	Pfizer, Inc.	210,518
8,414	UnitedHealth Group, Inc.	457,638
		1,627,604
	Industrials — 5.0%
8,414	3M Co.	765,253
8,414	Boeing Co. (The)	624,992
8,414	Caterpillar, Inc.	717,209
8,414	General Electric Co.	177,788
8,414	United Technologies Corp.	674,046
		2,959,288
	Information Technology — 3.8%
8,414	Cisco Systems, Inc.	159,109
8,414	Hewlett-Packard Co.	109,298
8,414	Intel Corp.	164,662
8,414	International Business Machines Corp.	1,599,249
8,414	Microsoft Corp.	223,980
		2,256,298
	Materials — 0.7%
8,414	Alcoa, Inc.	70,762
8,414	E.I. du Pont de Nemours & Co.	362,980
		433,742
Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 1.1%
8,414	AT&T, Inc.	$287,170
8,414	Verizon Communications, Inc.	371,225
		658,395
	Total Common Stocks (Cost $14,437,917)	14,271,322
Principal Amount
	U.S. Government & Agency Security (a) — 7.4%
	Federal Home Loan Bank
$4,387,270	0.00%, due 12/03/12	4,387,270
	Total U.S. Government & Agency Security (Cost $4,387,270)	4,387,270
	Repurchase Agreements (a)(b) — 47.9%
28,297,571	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $28,298,051	28,297,571
	Total Repurchase Agreements (Cost $28,297,571)	28,297,571
	Total Investment Securities (Cost $47,122,758) — 79.5%	46,956,163
	Other assets less liabilities — 20.5%	12,129,109
	Net Assets — 100.0%	$59,085,272

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $23,105,613.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,157
Aggregate gross unrealized depreciation	(268,752)
Net unrealized depreciation	$(166,595)
Federal income tax cost of investments	$47,122,758

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 99

  UltraPro Dow30SM  UDOW

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	172	12/21/12	$11,181,720	$167,513

Cash collateral in the amount of $427,710 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$35,395,969	$921,411
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	5,308,016	206,197
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	30,499,405	(4,426)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	11,960,550	(63,438)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	32,448,282	(69,280)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	10,253,339	754,345
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	25,938,493	7,321,044
		$9,065,853

See accompanying notes to the financial statements.

100 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UMDD  UltraPro MidCap400

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 26.0%
392	Advance Auto Parts, Inc. (Consumer Discretionary)	0.1%	$28,675
274	Affiliated Managers Group, Inc.* (Financials)	0.1%	35,310
478	Albemarle Corp. (Materials)	0.1%	28,580
90	Alleghany Corp.* (Financials)	0.1%	31,590
266	Alliance Data Systems Corp.* (Information Technology)	0.1%	37,902
593	Alliant Energy Corp. (Utilities)	0.1%	26,578
1,295	AMETEK, Inc. (Industrials)	0.2%	48,342
493	ANSYS, Inc.* (Information Technology)	0.1%	32,701
390	Ashland, Inc. (Materials)	0.1%	27,659
555	B/E Aerospace, Inc.* (Industrials)	0.1%	26,285
446	Camden Property Trust (REIT) (Financials)	0.1%	29,302
743	Church & Dwight Co., Inc. (Consumer Staples)	0.2%	40,232
459	Cimarex Energy Co. (Energy)	0.1%	27,595
519	Dick's Sporting Goods, Inc. (Consumer Discretionary)	0.1%	27,253
344	Energizer Holdings, Inc. (Consumer Staples)	0.1%	27,437
257	Equinix, Inc.* (Information Technology)	0.2%	47,740
194	Essex Property Trust, Inc. (REIT) (Financials)	0.1%	27,255
277	Everest Re Group Ltd. (Financials)	0.1%	30,046
342	Federal Realty Investment Trust (REIT) (Financials)	0.1%	35,582
1,125	Fidelity National Financial, Inc., Class A (Financials)	0.1%	27,236
806	Foot Locker, Inc. (Consumer Discretionary)	0.1%	28,887
473	Henry Schein, Inc.* (Health Care)	0.2%	38,204
1,087	HollyFrontier Corp. (Energy)	0.2%	49,274
1,413	Hologic, Inc.* (Health Care)	0.1%	26,960
294	IDEXX Laboratories, Inc.* (Health Care)	0.1%	27,480
407	Ingredion, Inc. (Consumer Staples)	0.1%	26,435
483	J.B. Hunt Transport Services, Inc. (Industrials)	0.1%	28,714
587	Kansas City Southern (Industrials)	0.2%	45,874
1,582	LKQ Corp.* (Consumer Discretionary)	0.1%	34,677
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
711	Macerich Co. (The) (REIT) (Financials)	0.2%	$40,172
166	Mettler-Toledo International, Inc.* (Health Care)	0.1%	31,057
309	Mohawk Industries, Inc.* (Consumer Discretionary)	0.1%	26,571
2,345	New York Community Bancorp, Inc. (Financials)	0.1%	30,509
576	Oceaneering International, Inc. (Energy)	0.1%	30,344
527	OGE Energy Corp. (Utilities)	0.1%	30,108
340	Polaris Industries, Inc. (Consumer Discretionary)	0.1%	28,835
377	PVH Corp. (Consumer Discretionary)	0.2%	43,200
579	Rackspace Hosting, Inc.* (Information Technology)	0.2%	40,020
655	Rayonier, Inc. (REIT) (Financials)	0.1%	32,645
712	Realty Income Corp. (REIT) (Financials)	0.1%	28,964
400	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.3%	70,620
758	ResMed, Inc. (Health Care)	0.1%	31,146
342	Royal Gold, Inc. (Materials)	0.1%	27,620
481	SL Green Realty Corp. (REIT) (Financials)	0.1%	36,258
378	Tractor Supply Co. (Consumer Discretionary)	0.1%	33,876
671	Trimble Navigation Ltd.* (Information Technology)	0.1%	37,334
1,336	UDR, Inc. (REIT) (Financials)	0.1%	30,741
451	Valspar Corp. (Materials)	0.1%	28,314
1,152	Vertex Pharmaceuticals, Inc.* (Health Care)	0.2%	45,838
169,021	Other Common Stocks	19.1%	4,587,165
	Total Common Stocks (Cost $6,030,395)		6,241,142
Principal Amount
	U.S. Government & Agency Securities (a) — 22.2%
	Federal Home Loan Bank
$2,818,169	0.00%, due 12/03/12		2,818,169
	U.S. Treasury Bills
1,000,000	0.00%, due 02/07/13		999,775
1,500,000	0.00%, due 04/04/13		1,499,548
	Total U.S. Government & Agency Securities (Cost $5,317,492)		5,317,492

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 101

  UltraPro MidCap400  UMDD

Principal Amount		Value
	Repurchase Agreements (a)(b) — 30.0%
$7,197,557	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $7,197,681	$7,197,557
	Total Repurchase Agreements (Cost $7,197,557)	7,197,557
	Total Investment Securities (Cost $18,545,444) — 78.2%	18,756,191
	Other assets less liabilities — 21.8%	5,234,939
	Net Assets — 100.0%	$23,991,130

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $8,120,046.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$501,586
Aggregate gross unrealized depreciation	(317,512)
Net unrealized appreciation	$184,074
Federal income tax cost of investments	$18,572,117

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	58	12/21/12	$5,794,200	$95,299

Cash collateral in the amount of $239,973 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$6,216,902	$865,569
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400® Index	6,310,681	537,656
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	6,783,313	65,177
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	3,216,565	14,687
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	19,892,510	(250,695)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	16,777,278	2,971,095
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	738,285	(984)
		$4,202,505

See accompanying notes to the financial statements.

102 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UMDD  UltraPro MidCap400

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	3.6%
Consumer Staples	1.0%
Energy	1.5%
Financials	5.7%
Health Care	2.6%
Industrials	4.4%
Information Technology	4.0%
Materials	1.8%
Telecommunication Services	0.1%
Utilities	1.3%
Other[1]	74.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 103

  UltraPro Russell2000  URTY

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 7.6%
204	A. O. Smith Corp. (Industrials)	0.0%	$12,842
220	Acuity Brands, Inc. (Industrials)	0.0%	14,553
371	Alaska Air Group, Inc.* (Industrials)	0.1%	15,860
638	Alkermes plc* (Health Care)	0.0%	12,320
487	Aspen Technology, Inc.* (Information Technology)	0.0%	12,657
188	athenahealth, Inc.* (Health Care)	0.0%	11,974
465	Brunswick Corp. (Consumer Discretionary)	0.0%	11,983
243	Cabela's, Inc.* (Consumer Discretionary)	0.0%	11,608
269	Centene Corp.* (Health Care)	0.0%	11,812
261	CLARCOR, Inc. (Industrials)	0.0%	12,105
318	Cleco Corp. (Utilities)	0.0%	12,812
232	CommVault Systems, Inc.* (Information Technology)	0.1%	15,396
147	CoStar Group, Inc.* (Information Technology)	0.0%	12,768
330	Cubist Pharmaceuticals, Inc.* (Health Care)	0.0%	13,401
161	Cymer, Inc.* (Information Technology)	0.0%	14,120
911	CYS Investments, Inc. (REIT) (Financials)	0.0%	11,652
302	Domino's Pizza, Inc. (Consumer Discretionary)	0.0%	12,563
210	Dril-Quip, Inc.* (Energy)	0.0%	14,778
255	Eagle Materials, Inc. (Materials)	0.0%	13,571
412	Energy XXI Bermuda Ltd. (Energy)	0.0%	13,052
553	First American Financial Corp. (Financials)	0.0%	13,161
230	Genesee & Wyoming, Inc., Class A* (Industrials)	0.1%	16,779
398	Hancock Holding Co. (Financials)	0.0%	12,505
520	Hexcel Corp.* (Industrials)	0.0%	13,442
385	Highwoods Properties, Inc. (REIT) (Financials)	0.0%	12,412
601	Invesco Mortgage Capital, Inc. (REIT) (Financials)	0.0%	12,723
216	Jazz Pharmaceuticals plc* (Health Care)	0.0%	11,638
1,374	Kodiak Oil & Gas Corp.* (Energy)	0.0%	11,789
718	Louisiana-Pacific Corp.* (Materials)	0.0%	12,508
300	Medicis Pharmaceutical Corp., Class A (Health Care)	0.0%	12,975
98	Middleby Corp.* (Industrials)	0.0%	12,484
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
416	Oasis Petroleum, Inc.* (Energy)	0.0%	$12,572
561	Ocwen Financial Corp.* (Financials)	0.1%	20,117
371	Old Dominion Freight Line, Inc.* (Industrials)	0.0%	12,406
553	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.0%	12,675
624	Parametric Technology Corp.* (Information Technology)	0.0%	12,630
283	Pharmacyclics, Inc.* (Health Care)	0.1%	15,013
200	Robbins & Myers, Inc. (Industrials)	0.0%	11,880
275	Rosetta Resources, Inc.* (Energy)	0.0%	12,358
495	Seattle Genetics, Inc.* (Health Care)	0.0%	12,528
206	Six Flags Entertainment Corp. (Consumer Discretionary)	0.0%	12,665
705	Starwood Property Trust, Inc. (REIT) (Financials)	0.1%	16,116
192	Teledyne Technologies, Inc.* (Industrials)	0.0%	12,096
1,456	Two Harbors Investment Corp. (REIT) (Financials)	0.1%	16,482
139	Ultimate Software Group, Inc.* (Information Technology)	0.0%	13,137
255	United Natural Foods, Inc.* (Consumer Staples)	0.0%	13,201
214	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.1%	15,384
202	WEX, Inc.* (Information Technology)	0.0%	14,536
361	Woodward, Inc. (Industrials)	0.0%	13,202
388,212	Other Common Stocks	6.8%	5,466,390
	Total Common Stocks (Cost $5,917,946)		6,119,631
	Investment Company (a) — 0.0% ‡
45	Firsthand Technology Value Fund, Inc.*	0.0%	818
	Total Investment Company (Cost $800)		818
No. of Warrants
	Warrants — 0.0% ‡
243	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*	0.0%	6
	Total Warrants (Cost $—)		6

See accompanying notes to the financial statements.

104 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  URTY  UltraPro Russell2000

Principal Amount		Value
	U.S. Government & Agency Security (a) — 13.0%
	Federal Home Loan Bank
$10,505,663	0.00%, due 12/03/12	$10,505,663
	Total U.S. Government & Agency Security (Cost $10,505,663)	10,505,663
	Repurchase Agreements (a)(b) — 46.3%
37,402,495	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $37,403,131	37,402,495
	Total Repurchase Agreements (Cost $37,402,495)	37,402,495
	Total Investment Securities (Cost $53,826,904) — 66.9%	54,028,613
	Other assets less liabilities — 33.1%	26,709,288
	Net Assets — 100.0%	$80,737,901

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $21,465,155.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,482
Aggregate gross unrealized depreciation	(10,824)
Net unrealized appreciation	$201,658
Federal income tax cost of investments	$53,826,955

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	228	12/21/12	$18,718,800	$627,427

Cash collateral in the amount of $1,007,250 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$11,497,657	$359,199
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	34,300,672	2,608,767
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	65,249,228	309,949
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	32,711,613	131,464
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	1,359,089	(4,673)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	23,269,640	2,361,121
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	49,011,244	10,214,206
		$15,980,033

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 105

  UltraPro Russell2000  URTY

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	1.1%
Consumer Staples	0.3%
Energy	0.4%
Financials	1.7%
Health Care	0.9%
Industrials	1.2%
Information Technology	1.3%
Materials	0.4%
Telecommunication Services	0.0%‡
Utilities	0.3%
Other[1]	92.4%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

106 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UVG  Ultra Russell1000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 39.4%
95	ACE Ltd. (Financials)	0.1%	$7,527
140	Anadarko Petroleum Corp. (Energy)	0.2%	10,247
109	Apache Corp. (Energy)	0.2%	8,403
1,640	AT&T, Inc. (Telecommunication Services)	1.1%	55,973
3,014	Bank of America Corp. (Financials)	0.6%	29,718
334	Bank of New York Mellon Corp. (The) (Financials)	0.2%	7,996
498	Berkshire Hathaway, Inc., Class B* (Financials)	0.8%	43,864
162	Capital One Financial Corp. (Financials)	0.2%	9,331
552	Chevron Corp. (Energy)	1.1%	58,341
1,498	Cisco Systems, Inc. (Information Technology)	0.5%	28,327
820	Citigroup, Inc. (Financials)	0.5%	28,347
394	Comcast Corp., Class A (Consumer Discretionary)	0.3%	14,649
354	ConocoPhillips (Energy)	0.4%	20,157
128	Covidien plc (Health Care)	0.1%	7,438
286	CVS Caremark Corp. (Consumer Staples)	0.3%	13,302
160	Dominion Resources, Inc. (Utilities)	0.2%	8,178
334	Dow Chemical Co. (The) (Materials)	0.2%	10,084
197	Duke Energy Corp. (Utilities)	0.2%	12,573
182	Eli Lilly & Co. (Health Care)	0.2%	8,925
1,308	Exxon Mobil Corp. (Energy)	2.2%	115,287
83	FedEx Corp. (Industrials)	0.1%	7,431
1,049	Ford Motor Co. (Consumer Discretionary)	0.2%	12,011
265	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.2%	10,338
2,963	General Electric Co. (Industrials)	1.2%	62,608
138	Goldman Sachs Group, Inc. (The) (Financials)	0.3%	16,255
595	Johnson & Johnson (Health Care)	0.8%	41,489
1,065	JPMorgan Chase & Co. (Financials)	0.8%	43,750
291	Lowe's Cos., Inc. (Consumer Discretionary)	0.2%	10,502
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
272	Medtronic, Inc. (Health Care)	0.2%	$11,454
851	Merck & Co., Inc. (Health Care)	0.7%	37,699
238	MetLife, Inc. (Financials)	0.2%	7,899
470	Mondelez International, Inc., Class A (Consumer Staples)	0.2%	12,168
431	Morgan Stanley (Financials)	0.1%	7,271
384	News Corp., Class A (Consumer Discretionary)	0.2%	9,462
117	NextEra Energy, Inc. (Utilities)	0.2%	8,039
227	Occidental Petroleum Corp. (Energy)	0.3%	17,073
2,094	Pfizer, Inc. (Health Care)	1.0%	52,392
175	Phillips 66 (Energy)	0.2%	9,165
148	PNC Financial Services Group, Inc. (Financials)	0.2%	8,309
710	Procter & Gamble Co. (The) (Consumer Staples)	1.0%	49,579
243	Southern Co. (The) (Utilities)	0.2%	10,583
175	Target Corp. (Consumer Discretionary)	0.2%	11,048
268	Time Warner, Inc. (Consumer Discretionary)	0.2%	12,676
530	U.S. Bancorp (Financials)	0.3%	17,098
290	UnitedHealth Group, Inc. (Health Care)	0.3%	15,773
241	Walgreen Co. (Consumer Staples)	0.2%	8,172
100	Wal-Mart Stores, Inc. (Consumer Staples)	0.1%	7,202
316	Walt Disney Co. (The) (Consumer Discretionary)	0.3%	15,693
1,370	Wells Fargo & Co. (Financials)	0.9%	45,224
35,084	Other Common Stocks	18.8%	976,896
	Total Common Stocks (Cost $1,977,079)		2,053,926
Principal Amount
	U.S. Government & Agency Security (a) — 10.2%
	Federal Home Loan Bank
$528,801	0.00%, due 12/03/12		528,801
	Total U.S. Government & Agency Security (Cost $528,801)		528,801

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 107

  Ultra Russell1000 Value  UVG

Principal Amount		Value
	Repurchase Agreements (a)(b) — 24.6%
$1,279,497	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,279,520	$1,279,497
	Total Repurchase Agreements (Cost $1,279,497)	1,279,497
	Total Investment Securities (Cost $3,785,377) — 74.2%	3,862,224
	Other assets less liabilities — 25.8%	1,340,634
	Net Assets — 100.0%	$5,202,858

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,123,922.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,807
Aggregate gross unrealized depreciation	(100,227)
Net unrealized depreciation	$(77,420)
Federal income tax cost of investments	$3,939,644

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$208,343	$(2,774)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	1,340,727	(27,130)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	3,899,835	941,530
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,903,058	397,776
		$1,309,402

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	3.3%
Consumer Staples	2.9%
Energy	6.4%
Financials	10.6%
Health Care	4.6%
Industrials	3.6%
Information Technology	2.5%
Materials	1.5%
Telecommunication Services	1.4%
Utilities	2.6%
Other[1]	60.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

108 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UKF  Ultra Russell1000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 55.1%
699	3M Co. (Industrials)	0.4%	$63,574
1,671	Abbott Laboratories (Health Care)	0.8%	108,615
722	Accenture plc, Class A (Information Technology)	0.3%	49,038
1,770	Altria Group, Inc. (Consumer Staples)	0.4%	59,844
405	Amazon.com, Inc.* (Consumer Discretionary)	0.7%	102,080
721	American Express Co. (Financials)	0.3%	40,304
872	Amgen, Inc. (Health Care)	0.5%	77,434
1,048	Apple, Inc. (Information Technology)	4.3%	613,373
565	Baxter International, Inc. (Health Care)	0.2%	37,443
268	Biogen Idec, Inc.* (Health Care)	0.3%	39,956
758	Boeing Co. (The) (Industrials)	0.4%	56,304
1,719	Bristol-Myers Squibb Co. (Health Care)	0.4%	56,091
731	Caterpillar, Inc. (Industrials)	0.4%	62,310
494	Celgene Corp.* (Health Care)	0.3%	38,824
4,353	Coca-Cola Co. (The) (Consumer Staples)	1.1%	165,066
490	Colgate-Palmolive Co. (Consumer Staples)	0.4%	53,165
1,432	Comcast Corp., Class A (Consumer Discretionary)	0.4%	53,242
486	Costco Wholesale Corp. (Consumer Staples)	0.4%	50,539
446	Deere & Co. (Industrials)	0.2%	37,486
1,050	E.I. du Pont de Nemours & Co. (Materials)	0.3%	45,297
1,298	eBay, Inc.* (Information Technology)	0.5%	68,560
2,353	EMC Corp.* (Information Technology)	0.4%	58,401
903	Express Scripts Holding Co.* (Health Care)	0.3%	48,627
849	Gilead Sciences, Inc.* (Health Care)	0.4%	63,675
290	Google, Inc., Class A* (Information Technology)	1.4%	202,527
1,715	Home Depot, Inc. (The) (Consumer Discretionary)	0.8%	111,595
873	Honeywell International, Inc. (Industrials)	0.4%	53,541
4,189	Intel Corp. (Information Technology)	0.6%	81,979
1,222	International Business Machines Corp. (Information Technology)	1.6%	232,265
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
692	Johnson & Johnson (Health Care)	0.3%	$48,253
122	Mastercard, Inc., Class A (Information Technology)	0.4%	59,619
1,139	McDonald's Corp. (Consumer Discretionary)	0.7%	99,139
8,435	Microsoft Corp. (Information Technology)	1.6%	224,540
598	Monsanto Co. (Materials)	0.4%	54,771
405	NIKE, Inc., Class B (Consumer Discretionary)	0.2%	39,479
4,282	Oracle Corp. (Information Technology)	1.0%	137,452
1,753	PepsiCo, Inc. (Consumer Staples)	0.9%	123,078
1,756	Philip Morris International, Inc. (Consumer Staples)	1.1%	157,829
56	priceline.com, Inc.* (Consumer Discretionary)	0.2%	37,137
1,921	QUALCOMM, Inc. (Information Technology)	0.8%	122,214
1,494	Schlumberger Ltd. (Energy)	0.7%	107,000
286	Simon Property Group, Inc. (REIT) (Financials)	0.3%	43,509
850	Starbucks Corp. (Consumer Discretionary)	0.3%	44,090
534	Union Pacific Corp. (Industrials)	0.5%	65,565
812	United Parcel Service, Inc., Class B (Industrials)	0.4%	59,365
1,021	United Technologies Corp. (Industrials)	0.6%	81,792
3,184	Verizon Communications, Inc. (Telecommunication Services)	1.0%	140,478
586	Visa, Inc., Class A (Information Technology)	0.6%	87,730
1,494	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	107,598
74,309	Other Common Stocks	23.5%	3,378,731
	Total Common Stocks (Cost $6,116,343)		7,950,524
Principal Amount
	U.S. Government & Agency Security (a) — 13.9%
	Federal Home Loan Bank
$1,994,139	0.00%, due 12/03/12		1,994,139
	Total U.S. Government & Agency Security (Cost $1,994,139)		1,994,139

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 109

  Ultra Russell1000 Growth  UKF

Principal Amount		Value
	Repurchase Agreements (a)(b) — 26.0%
$3,737,739	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,737,803	$3,737,739
	Total Repurchase Agreements (Cost $3,737,739)	3,737,739
	Total Investment Securities (Cost $11,848,221) — 95.0%	13,682,402
	Other assets less liabilities — 5.0%	713,292
	Net Assets — 100.0%	$14,395,694

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $3,221,912.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,718,547
Aggregate gross unrealized depreciation	(258,180)
Net unrealized appreciation	$1,460,367
Federal income tax cost of investments	$12,222,035

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$292,435	$1,041
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	4,853,338	(4,333)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,342,620	4,490
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	10,062,350	154,749
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	4,294,355	521,278
		$677,225

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	9.3%
Consumer Staples	7.2%
Energy	2.2%
Financials	2.4%
Health Care	6.6%
Industrials	6.8%
Information Technology	17.2%
Materials	2.1%
Telecommunication Services	1.2%
Utilities	0.1%
Other[1]	44.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

110 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UVU  Ultra Russell MidCap Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 10.2%
126	American Capital Agency Corp. (REIT) (Financials)	0.1%	$3,975
81	Ameriprise Financial, Inc. (Financials)	0.1%	4,914
101	Analog Devices, Inc. (Information Technology)	0.1%	4,101
110	Aon plc (Financials)	0.1%	6,248
35	AvalonBay Communities, Inc. (REIT) (Financials)	0.1%	4,613
46	Boston Properties, Inc. (REIT) (Financials)	0.1%	4,721
54	Bunge Ltd. (Consumer Staples)	0.1%	3,951
19	CF Industries Holdings, Inc. (Materials)	0.1%	4,067
244	Chesapeake Energy Corp. (Energy)	0.1%	4,155
106	CIGNA Corp. (Health Care)	0.1%	5,541
45	Clorox Co. (The) (Consumer Staples)	0.0%	3,436
153	ConAgra Foods, Inc. (Consumer Staples)	0.1%	4,569
68	Dover Corp. (Industrials)	0.1%	4,324
63	DTE Energy Co. (Utilities)	0.1%	3,816
124	Eaton Corp. (Industrials)	0.1%	6,468
120	Edison International (Utilities)	0.1%	5,458
65	Entergy Corp. (Utilities)	0.1%	4,130
339	Fifth Third Bancorp (Financials)	0.1%	4,963
195	General Growth Properties, Inc. (REIT) (Financials)	0.0%	3,777
144	HCP, Inc. (REIT) (Financials)	0.1%	6,487
95	Health Care REIT, Inc. (REIT) (Financials)	0.1%	5,595
76	HollyFrontier Corp. (Energy)	0.0%	3,445
161	International Paper Co. (Materials)	0.1%	5,980
41	J.M. Smucker Co. (The) (Consumer Staples)	0.0%	3,627
195	Juniper Networks, Inc.* (Information Technology)	0.0%	3,506
83	Kohl's Corp. (Consumer Discretionary)	0.0%	3,706
176	Liberty Interactive Corp., Class A* (Consumer Discretionary)	0.0%	3,397
37	Liberty Media Corp. — Liberty Capital, Class A* (Consumer Discretionary)	0.1%	4,070
47	M&T Bank Corp. (Financials)	0.1%	4,593
132	Macy's, Inc. (Consumer Discretionary)	0.1%	5,108
126	Marathon Petroleum Corp. (Energy)	0.1%	7,502
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
62	Murphy Oil Corp. (Energy)	0.0%	$3,518
51	Noble Energy, Inc. (Energy)	0.1%	4,985
116	Northeast Utilities (Utilities)	0.1%	4,494
79	Northern Trust Corp. (Financials)	0.0%	3,794
117	Nucor Corp. (Materials)	0.1%	4,818
102	PACCAR, Inc. (Industrials)	0.1%	4,482
77	Pentair Ltd. (Industrials)	0.0%	3,734
214	PPL Corp. (Utilities)	0.1%	6,281
225	Progressive Corp. (The) (Financials)	0.1%	4,781
90	SanDisk Corp.* (Information Technology)	0.0%	3,519
89	Sempra Energy (Utilities)	0.1%	6,089
1,105	Sprint Nextel Corp.* (Telecommunication Services)	0.1%	6,331
250	Symantec Corp.* (Information Technology)	0.1%	4,690
204	Valero Energy Corp. (Energy)	0.1%	6,581
107	Ventas, Inc. (REIT) (Financials)	0.1%	6,811
135	Weyerhaeuser Co. (REIT) (Financials)	0.0%	3,721
179	Xcel Energy, Inc. (Utilities)	0.1%	4,842
58	Zimmer Holdings, Inc. (Health Care)	0.1%	3,826
15,262	Other Common Stocks	6.5%	403,538
	Total Common Stocks (Cost $537,194)		635,078
Principal Amount
	U.S. Government & Agency Security (a) — 24.6%
	Federal Home Loan Bank
$1,523,688	0.00%, due 12/03/12		1,523,688
	Total U.S. Government & Agency Security (Cost $1,523,688)		1,523,688
	Repurchase Agreements (a)(b) — 48.4%
3,003,217	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,003,268		3,003,217
	Total Repurchase Agreements (Cost $3,003,217)		3,003,217
	Total Investment Securities (Cost $5,064,099) — 83.2%		5,161,983
	Other assets less liabilities — 16.8%		1,044,136
	Net Assets — 100.0%		$6,206,119

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 111

  Ultra Russell MidCap Value  UVU

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $685,731.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,720
Aggregate gross unrealized depreciation	(13,177)
Net unrealized appreciation	$95,543
Federal income tax cost of investments	$5,066,440

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$2,995,870	$(24,786)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	2,567,624	64,705
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	4,771,224	566,895
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	1,442,122	(12,141)
		$594,673

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	1.0%
Consumer Staples	0.6%
Energy	1.1%
Financials	2.9%
Health Care	0.7%
Industrials	1.1%
Information Technology	0.8%
Materials	0.7%
Telecommunication Services	0.1%
Utilities	1.2%
Other[1]	89.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

112 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UKW  Ultra Russell MidCap Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 17.6%
243	Agilent Technologies, Inc. (Health Care)	0.1%	$9,304
134	Alexion Pharmaceuticals, Inc.* (Health Care)	0.2%	12,867
225	Altera Corp. (Information Technology)	0.1%	7,288
176	AmerisourceBergen Corp. (Health Care)	0.1%	7,431
113	Amphenol Corp., Class A (Information Technology)	0.1%	6,997
27	AutoZone, Inc.* (Consumer Discretionary)	0.1%	10,362
162	Bed Bath & Beyond, Inc.* (Consumer Discretionary)	0.1%	9,513
113	C.H. Robinson Worldwide, Inc. (Industrials)	0.1%	6,977
132	Cameron International Corp.* (Energy)	0.1%	7,121
143	Catamaran Corp.* (Health Care)	0.1%	6,963
101	Cerner Corp.* (Health Care)	0.1%	7,799
130	Citrix Systems, Inc.* (Information Technology)	0.1%	7,951
204	Crown Castle International Corp.* (Telecommunication Services)	0.2%	13,774
66	DaVita HealthCare Partners, Inc.* (Health Care)	0.1%	7,128
229	Delphi Automotive plc* (Consumer Discretionary)	0.1%	7,784
178	Discovery Communications, Inc., Class A* (Consumer Discretionary)	0.2%	10,753
207	Fastenal Co. (Industrials)	0.1%	8,655
211	Gap, Inc. (The) (Consumer Discretionary)	0.1%	7,271
109	Genuine Parts Co. (Consumer Discretionary)	0.1%	7,095
139	H. J. Heinz Co. (Consumer Staples)	0.1%	8,126
162	Harley-Davidson, Inc. (Consumer Discretionary)	0.1%	7,608
105	Hershey Co. (The) (Consumer Staples)	0.1%	7,693
171	Ingersoll-Rand plc (Industrials)	0.1%	8,341
205	Intuit, Inc. (Information Technology)	0.2%	12,282
368	Kroger Co. (The) (Consumer Staples)	0.1%	9,656
183	Liberty Global, Inc., Class A* (Consumer Discretionary)	0.1%	10,255
168	Limited Brands, Inc. (Consumer Discretionary)	0.1%	8,761
91	Lorillard, Inc. (Consumer Staples)	0.1%	11,026
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
195	McGraw-Hill Cos., Inc. (The) (Consumer Discretionary)	0.1%	$10,356
142	Mead Johnson Nutrition Co. (Consumer Staples)	0.1%	9,683
260	Mylan, Inc.* (Health Care)	0.1%	7,067
190	Omnicom Group, Inc. (Consumer Discretionary)	0.1%	9,451
83	O'Reilly Automotive, Inc.* (Consumer Discretionary)	0.1%	7,809
72	Pioneer Natural Resources Co. (Energy)	0.1%	7,704
106	PPG Industries, Inc. (Materials)	0.2%	13,173
113	Range Resources Corp. (Energy)	0.1%	7,234
54	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.1%	9,534
100	Rockwell Automation, Inc. (Industrials)	0.1%	7,924
68	Roper Industries, Inc. (Industrials)	0.1%	7,584
158	Ross Stores, Inc. (Consumer Discretionary)	0.1%	8,993
61	Sherwin-Williams Co. (The) (Materials)	0.1%	9,304
2,652	Sirius XM Radio, Inc.* (Consumer Discretionary)	0.1%	7,373
138	Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary)	0.1%	7,446
178	T. Rowe Price Group, Inc. (Financials)	0.2%	11,511
118	Teradata Corp.* (Information Technology)	0.1%	7,019
61	VF Corp. (Consumer Discretionary)	0.1%	9,791
41	W.W. Grainger, Inc. (Industrials)	0.1%	7,955
89	Watson Pharmaceuticals, Inc.* (Health Care)	0.1%	7,833
128	Whole Foods Market, Inc. (Consumer Staples)	0.2%	11,950
23,922	Other Common Stocks	12.0%	947,832
	Total Common Stocks (Cost $1,407,153)		1,381,307
Principal Amount
	U.S. Government & Agency Security (a) — 23.4%
	Federal Home Loan Bank
$1,845,540	0.00%, due 12/03/12		1,845,540
	Total U.S. Government & Agency Security (Cost $1,845,540)		1,845,540

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 113

  Ultra Russell MidCap Growth  UKW

Principal Amount		Value
	Repurchase Agreements (a)(b) — 40.8%
$3,215,321	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,215,376	$3,215,321
	Total Repurchase Agreements (Cost $3,215,321)	3,215,321
	Total Investment Securities (Cost $6,468,014) — 81.8%	6,442,168
	Other assets less liabilities — 18.2%	1,436,235
	Net Assets — 100.0%	$7,878,403

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,715,648.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,202
Aggregate gross unrealized depreciation	(157,340)
Net unrealized depreciation	$(30,138)
Federal income tax cost of investments	$6,472,306

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$29,727	$(9,936)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	2,834,184	98,067
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	9,018,485	913,011
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	2,495,870	353,847
		$1,354,989

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	4.5%
Consumer Staples	1.4%
Energy	0.9%
Financials	1.3%
Health Care	2.3%
Industrials	2.6%
Information Technology	2.9%
Materials	1.2%
Telecommunication Services	0.3%
Utilities	0.2%
Other[1]	82.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

114 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UVT  Ultra Russell2000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 44.3%
192	A. O. Smith Corp. (Industrials)	0.1%	$12,086
400	Actuant Corp., Class A (Industrials)	0.1%	11,508
583	Alterra Capital Holdings Ltd. (Financials)	0.2%	13,642
1,079	American Realty Capital Trust, Inc. (REIT) (Financials)	0.1%	12,581
1,381	Apollo Investment Corp. (Financials)	0.1%	11,214
2,025	ARMOUR Residential REIT, Inc. (REIT) (Financials)	0.2%	14,175
243	Bristow Group, Inc. (Energy)	0.1%	12,660
415	Cleco Corp. (Utilities)	0.2%	16,720
1,443	CNO Financial Group, Inc. (Financials)	0.1%	13,131
598	Colonial Properties Trust (REIT) (Financials)	0.1%	12,199
794	Convergys Corp. (Information Technology)	0.1%	12,394
838	CubeSmart (REIT) (Financials)	0.1%	11,564
146	Cymer, Inc.* (Information Technology)	0.1%	12,804
1,191	CYS Investments, Inc. (REIT) (Financials)	0.2%	15,233
902	Dana Holding Corp. (Consumer Discretionary)	0.1%	12,790
1,279	DiamondRock Hospitality Co. (REIT) (Financials)	0.1%	11,178
454	EMCOR Group, Inc. (Industrials)	0.2%	14,914
319	EPR Properties (REIT) (Financials)	0.2%	14,467
209	Esterline Technologies Corp.* (Industrials)	0.1%	12,778
657	First American Financial Corp. (Financials)	0.2%	15,637
410	First Solar, Inc.* (Information Technology)	0.1%	11,066
5,260	GenOn Energy, Inc.* (Utilities)	0.2%	13,413
418	Geo Group, Inc. (The) (Industrials)	0.1%	11,788
519	Hancock Holding Co. (Financials)	0.2%	16,307
594	Healthcare Realty Trust, Inc. (REIT) (Financials)	0.2%	14,167
1,942	Hecla Mining Co. (Materials)	0.1%	11,264
719	Helix Energy Solutions Group, Inc.* (Energy)	0.1%	12,590
341	IDACORP, Inc. (Utilities)	0.2%	14,564
785	Invesco Mortgage Capital, Inc. (REIT) (Financials)	0.2%	16,618
583	LaSalle Hotel Properties (REIT) (Financials)	0.2%	14,056
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
936	Louisiana-Pacific Corp.* (Materials)	0.2%	$16,305
923	Medical Properties Trust, Inc. (REIT) (Financials)	0.1%	10,771
283	New Jersey Resources Corp. (Utilities)	0.1%	11,484
688	Ocwen Financial Corp.* (Financials)	0.3%	24,672
447	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	13,794
542	PNM Resources, Inc. (Utilities)	0.1%	11,453
514	Portland General Electric Co. (Utilities)	0.2%	13,893
323	Prosperity Bancshares, Inc. (Financials)	0.2%	13,285
404	Rent-A-Center, Inc. (Consumer Discretionary)	0.2%	14,043
726	RLJ Lodging Trust (REIT) (Financials)	0.2%	13,496
340	Sensient Technologies Corp. (Materials)	0.1%	12,308
314	Southwest Gas Corp. (Utilities)	0.1%	13,169
921	Starwood Property Trust, Inc. (REIT) (Financials)	0.2%	21,054
1,279	Susquehanna Bancshares, Inc. (Financials)	0.2%	13,148
1,901	Two Harbors Investment Corp. (REIT) (Financials)	0.2%	21,519
345	UIL Holdings Corp. (Utilities)	0.1%	12,375
274	UNS Energy Corp. (Utilities)	0.1%	11,667
475	ViroPharma, Inc.* (Health Care)	0.1%	11,775
351	WGL Holdings, Inc. (Utilities)	0.2%	13,710
284,105	Other Common Stocks	36.9%	3,404,959
	Total Common Stocks (Cost $4,521,537)		4,078,388
	Investment Company (a) — 0.0% ‡
58	Firsthand Technology Value Fund, Inc.*	0.0%	1,055
	Total Investment Company (Cost $1,078)		1,055
Principal Amount
	U.S. Government & Agency Security (a) — 12.5%
	Federal Home Loan Bank
$1,154,802	0.00%, due 12/03/12		1,154,802
	Total U.S. Government & Agency Security (Cost $1,154,802)		1,154,802

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 115

  Ultra Russell2000 Value  UVT

Principal Amount		Value
	Repurchase Agreements (a)(b) — 32.1%
$2,961,762	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,961,813	$2,961,762
	Total Repurchase Agreements (Cost $2,961,762)	2,961,762
	Total Investment Securities (Cost $8,639,179) — 88.9%	8,196,007
	Other assets less liabilities — 11.1%	1,027,735
	Net Assets — 100.0%	$9,223,742

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,157,481.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,453
Aggregate gross unrealized depreciation	(779,056)
Net unrealized depreciation	$(512,603)
Federal income tax cost of investments	$8,708,610

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$171,777	$(1,174)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	1,590,425	(33,305)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	108,382	(792)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	5,174,988	174,159
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	7,321,337	835,310
		$974,198

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	5.3%
Consumer Staples	1.1%
Energy	2.8%
Financials	16.3%
Health Care	2.0%
Industrials	5.7%
Information Technology	5.3%
Materials	2.5%
Telecommunication Services	0.3%
Utilities	3.0%
Other[1]	55.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

116 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UKK  Ultra Russell2000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 59.4%
516	3D Systems Corp.* (Information Technology)	0.2%	$23,070
467	Acuity Brands, Inc. (Industrials)	0.3%	30,892
742	Alaska Air Group, Inc.* (Industrials)	0.3%	31,721
1,349	Alkermes plc* (Health Care)	0.2%	26,049
1,232	Aruba Networks, Inc.* (Information Technology)	0.2%	23,999
973	Aspen Technology, Inc.* (Information Technology)	0.2%	25,288
395	athenahealth, Inc.* (Health Care)	0.2%	25,158
1,169	Avis Budget Group, Inc.* (Industrials)	0.2%	22,141
984	Brunswick Corp. (Consumer Discretionary)	0.2%	25,358
466	Cabela's, Inc.* (Consumer Discretionary)	0.2%	22,261
567	Centene Corp.* (Health Care)	0.2%	24,897
723	Cepheid, Inc.* (Health Care)	0.2%	23,440
710	Cirrus Logic, Inc.* (Information Technology)	0.2%	22,237
554	CLARCOR, Inc. (Industrials)	0.2%	25,695
492	CommVault Systems, Inc.* (Information Technology)	0.3%	32,649
311	CoStar Group, Inc.* (Information Technology)	0.3%	27,014
698	Cubist Pharmaceuticals, Inc.* (Health Care)	0.3%	28,346
638	Domino's Pizza, Inc. (Consumer Discretionary)	0.3%	26,541
443	Dril-Quip, Inc.* (Energy)	0.3%	31,174
539	Eagle Materials, Inc. (Materials)	0.3%	28,686
488	Genesee & Wyoming, Inc., Class A* (Industrials)	0.3%	35,600
279	Haemonetics Corp.* (Health Care)	0.2%	22,607
406	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.2%	24,470
580	HEICO Corp. (Industrials)	0.2%	23,884
1,097	Hexcel Corp.* (Industrials)	0.3%	28,357
947	HMS Holdings Corp.* (Health Care)	0.2%	21,942
418	HSN, Inc. (Consumer Discretionary)	0.2%	22,108
458	Jazz Pharmaceuticals plc* (Health Care)	0.2%	24,677
2,904	Kodiak Oil & Gas Corp.* (Energy)	0.2%	24,916
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
374	MAXIMUS, Inc. (Information Technology)	0.2%	$23,558
633	Medicis Pharmaceutical Corp., Class A (Health Care)	0.3%	27,377
206	Middleby Corp.* (Industrials)	0.2%	26,242
880	Oasis Petroleum, Inc.* (Energy)	0.3%	26,594
785	Old Dominion Freight Line, Inc.* (Industrials)	0.3%	26,250
1,166	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.3%	26,725
1,318	Parametric Technology Corp.* (Information Technology)	0.3%	26,676
599	Pharmacyclics, Inc.* (Health Care)	0.3%	31,777
523	Pool Corp. (Consumer Discretionary)	0.2%	21,908
583	Rosetta Resources, Inc.* (Energy)	0.2%	26,200
1,047	Seattle Genetics, Inc.* (Health Care)	0.3%	26,500
437	Six Flags Entertainment Corp. (Consumer Discretionary)	0.3%	26,867
293	Ultimate Software Group, Inc.* (Information Technology)	0.3%	27,691
538	United Natural Foods, Inc.* (Consumer Staples)	0.3%	27,852
1,789	US Airways Group, Inc.* (Industrials)	0.2%	23,060
397	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.3%	28,540
324	Watsco, Inc. (Industrials)	0.2%	23,228
428	WEX, Inc.* (Information Technology)	0.3%	30,799
536	Wolverine World Wide, Inc. (Consumer Discretionary)	0.2%	23,198
762	Woodward, Inc. (Industrials)	0.3%	27,866
303,658	Other Common Stocks	47.3%	5,037,952
	Total Common Stocks (Cost $6,352,378)		6,322,037
No. of Warrants
	Warrants — 0.0% ‡
253	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*	0.0%	7
	Total Warrants (Cost $—)		7
See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 117

  Ultra Russell2000 Growth  UKK

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 19.5%
	Federal Home Loan Bank
$1,080,031	0.00%, due 12/03/12	$1,080,031
	U.S. Treasury Bill
1,000,000	0.00%, due 02/07/13	999,775
	Total U.S. Government & Agency Securities (Cost $2,079,806)	2,079,806
	Repurchase Agreements (a)(b) — 18.1%
1,932,363	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,932,397	1,932,363
	Total Repurchase Agreements (Cost $1,932,363)	1,932,363
	Total Investment Securities (Cost $10,364,547) — 97.0%	10,334,213
	Other assets less liabilities — 3.0%	319,556
	Net Assets — 100.0%	$10,653,769

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,583,501.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$405,306
Aggregate gross unrealized depreciation	(677,117)
Net unrealized depreciation	$(271,811)
Federal income tax cost of investments	$10,606,024

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$19,596	$7
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	2,073,268	(20,528)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	11,693,787	251,705
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	1,200,539	(92)
		$231,092

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2012:

Consumer Discretionary	9.7%
Consumer Staples	2.9%
Energy	3.3%
Financials	4.2%
Health Care	12.3%
Industrials	10.6%
Information Technology	12.9%
Materials	2.8%
Telecommunication Services	0.5%
Utilities	0.2%
Other[1]	40.6%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

118 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UYM  Ultra Basic Materials

Shares		Value
	Common Stocks (a) — 71.6%
	Chemicals — 44.7%
7,659	A. Schulman, Inc.	$200,513
54,894	Air Products & Chemicals, Inc.	4,552,908
17,979	Airgas, Inc.	1,592,400
23,205	Albemarle Corp.	1,387,427
18,940	Ashland, Inc.	1,343,225
15,427	Cabot Corp.	582,061
14,769	Calgon Carbon Corp.*	199,972
41,286	Celanese Corp.	1,694,377
16,257	CF Industries Holdings, Inc.	3,479,486
25,467	Chemtura Corp.*	517,489
11,942	Cytec Industries, Inc.	819,699
310,661	Dow Chemical Co. (The)	9,378,856
241,240	E.I. du Pont de Nemours & Co.	10,407,094
39,650	Eastman Chemical Co.	2,412,702
35,606	FMC Corp.	1,974,709
12,944	H.B. Fuller Co.	425,210
50,501	Huntsman Corp.	830,236
21,127	International Flavors & Fragrances, Inc.	1,373,889
13,849	Intrepid Potash, Inc.*	294,707
87,958	LyondellBasell Industries N.V., Class A	4,374,151
4,576	Minerals Technologies, Inc.	338,624
71,709	Mosaic Co. (The)	3,876,588
2,781	NewMarket Corp.	737,938
20,746	Olin Corp.	430,065
39,591	PPG Industries, Inc.	4,919,974
77,314	Praxair, Inc.	8,288,834
20,131	Rockwood Holdings, Inc.	923,409
34,200	RPM International, Inc.	992,142
12,941	Sensient Technologies Corp.	468,464
31,313	Sigma-Aldrich Corp.	2,270,819
18,266	WR Grace & Co.*	1,195,875
		72,283,843
	Commercial Services & Supplies — 0.5%
26,309	Avery Dennison Corp.	880,036
	Electrical Equipment — 0.3%
12,066	Polypore International, Inc.*	495,310
	Metals & Mining — 20.1%
276,638	Alcoa, Inc.	2,326,525
27,789	Allegheny Technologies, Inc.	727,516
21,212	Allied Nevada Gold Corp.*	690,451
Shares		Value
	Common Stocks (a) (continued)
11,455	Carpenter Technology Corp.	$555,109
36,948	Cliffs Natural Resources, Inc.	1,062,255
23,312	Coeur d'Alene Mines Corp.*	542,237
30,134	Commercial Metals Co.	408,316
8,585	Compass Minerals International, Inc.	655,894
246,134	Freeport-McMoRan Copper & Gold, Inc.	9,601,687
74,025	Hecla Mining Co.	429,345
4,357	Kaiser Aluminum Corp.	265,211
25,035	Molycorp, Inc.*	224,564
128,652	Newmont Mining Corp.	6,058,223
82,314	Nucor Corp.	3,389,690
19,520	Reliance Steel & Aluminum Co.	1,100,928
16,613	Royal Gold, Inc.	1,341,666
7,861	RTI International Metals, Inc.*	194,953
56,828	Steel Dynamics, Inc.	734,218
30,075	Stillwater Mining Co.*	345,261
19,065	Titanium Metals Corp.	316,860
37,410	United States Steel Corp.	806,560
16,209	Walter Energy, Inc.	489,512
13,490	Worthington Industries, Inc.	317,824
		32,584,805
	Oil, Gas & Consumable Fuels — 2.7%
57,137	Alpha Natural Resources, Inc.*	427,385
55,040	Arch Coal, Inc.	369,869
59,023	CONSOL Energy, Inc.	1,850,371
69,577	Peabody Energy Corp.	1,747,078
		4,394,703
	Paper & Forest Products — 3.3%
9,311	Domtar Corp.	745,904
113,397	International Paper Co.	4,211,565
25,750	Resolute Forest Products*	301,532
		5,259,001
	Total Common Stocks (Cost $135,738,782)	115,897,698
Principal Amount
	U.S. Government & Agency Security (a) — 2.3%
	Federal Home Loan Bank
$3,650,593	0.00%, due 12/03/12	3,650,593
	Total U.S. Government & Agency Security (Cost $3,650,593)	3,650,593

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 119

  Ultra Basic Materials  UYM

Principal Amount		Value
	Repurchase Agreements (a)(b) — 6.9%
$11,174,476	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $11,174,666	$11,174,476
	Total Repurchase Agreements (Cost $11,174,476)	11,174,476
	Total Investment Securities (Cost $150,563,851) — 80.8%	130,722,767
	Other assets less liabilities — 19.2%	31,074,832
	Net Assets — 100.0%	$161,797,599

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $26,564,669.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,271,937
Aggregate gross unrealized depreciation	(27,180,594)
Net unrealized depreciation	$(20,908,657)
Federal income tax cost of investments	$151,631,424

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$44,828,462	$9,542,185
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	10,833,809	953,102
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	17,950,320	464,289
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	19,600,311	1,868,885
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	96,862,767	9,065,050
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	17,609,830	1,226,982
		$23,120,493

See accompanying notes to the financial statements.

120 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  BIB  Ultra Nasdaq Biotechnology

Shares		Value
	Common Stocks (a) — 46.0%
	Biotechnology — 35.0%
4,221	Achillion Pharmaceuticals, Inc.*	$32,882
2,087	Acorda Therapeutics, Inc.*	52,551
1,431	Aegerion Pharmaceuticals, Inc.*	31,339
2,263	Affymax, Inc.*	55,308
10,685	Alexion Pharmaceuticals, Inc.*	1,025,974
6,083	Alkermes plc*	117,463
2,823	Alnylam Pharmaceuticals, Inc.*	47,906
1,165	AMAG Pharmaceuticals, Inc.*	17,510
6,571	Amarin Corp. plc (ADR)*	81,546
12,841	Amgen, Inc.	1,140,281
2,450	Amicus Therapeutics, Inc.*	14,014
9,089	Arena Pharmaceuticals, Inc.*	80,528
8,654	Ariad Pharmaceuticals, Inc.*	193,503
2,302	Arqule, Inc.*	6,123
4,088	Array BioPharma, Inc.*	16,066
5,143	Astex Pharmaceuticals, Inc.*	14,298
2,275	AVEO Pharmaceuticals, Inc.*	14,787
2,607	BioCryst Pharmaceuticals, Inc.*	4,484
4,831	Biogen Idec, Inc.*	720,254
7,955	BioMarin Pharmaceutical, Inc.*	386,613
9,984	Celgene Corp.*	784,643
3,216	Celldex Therapeutics, Inc.*	19,103
3,976	Cubist Pharmaceuticals, Inc.*	161,465
4,099	Curis, Inc.*	13,732
3,052	Cytori Therapeutics, Inc.*	12,788
8,166	Dendreon Corp.*	36,339
5,954	Dyax Corp.*	19,470
3,214	Enzon Pharmaceuticals, Inc.*	22,434
12,858	Exelixis, Inc.*	62,876
1,696	Genomic Health, Inc.*	46,911
8,751	Geron Corp.*	12,514
13,906	Gilead Sciences, Inc.*	1,042,950
4,354	Grifols S.A. (ADR)*	106,194
3,461	GTx, Inc.*	13,740
6,097	Halozyme Therapeutics, Inc.*	37,984
6,399	Idenix Pharmaceuticals, Inc.*	32,763
3,408	Immunogen, Inc.*	43,247
4,159	Immunomedics, Inc.*	13,267
7,949	Incyte Corp.*	139,902
1,903	Infinity Pharmaceuticals, Inc.*	48,241
5,343	InterMune, Inc.*	48,942
3,902	Ironwood Pharmaceuticals, Inc.*	42,142
5,179	Isis Pharmaceuticals, Inc.*	47,647
25,597	Lexicon Pharmaceuticals, Inc.*	44,027
1,175	Ligand Pharmaceuticals, Inc., Class B*	23,183
14,590	MannKind Corp.*	31,223
3,968	Medivation, Inc.*	206,931
Shares		Value
	Common Stocks (a) (continued)
5,284	Merrimack Pharmaceuticals, Inc.*	$37,728
2,884	Momenta Pharmaceuticals, Inc.*	30,859
4,080	Myriad Genetics, Inc.*	117,178
1,928	Neurocrine Biosciences, Inc.*	14,421
7,999	Novavax, Inc.*	14,878
4,178	NPS Pharmaceuticals, Inc.*	42,741
2,959	Oncothyreon, Inc.*	13,552
4,743	Onyx Pharmaceuticals, Inc.*	357,954
4,152	Orexigen Therapeutics, Inc.*	19,597
1,838	Osiris Therapeutics, Inc.*	17,645
5,678	PDL BioPharma, Inc.	44,856
2,286	QLT, Inc.*	17,945
2,590	Raptor Pharmaceutical Corp.*	13,701
7,336	Regeneron Pharmaceuticals, Inc.*	1,295,171
4,870	Rigel Pharmaceuticals, Inc.*	40,421
2,755	Sangamo Biosciences, Inc.*	15,786
1,374	Sarepta Therapeutics, Inc.*	40,299
3,646	Savient Pharmaceuticals, Inc.*	4,375
5,928	Seattle Genetics, Inc.*	150,038
2,947	SIGA Technologies, Inc.*	7,957
2,934	Sinovac Biotech Ltd.*	7,716
3,323	Spectrum Pharmaceuticals, Inc.*	39,344
3	StemCells, Inc.*	5
1,253	Synageva BioPharma Corp.*	61,309
3,445	Synta Pharmaceuticals Corp.*	27,801
1,845	Targacept, Inc.*	7,915
5,104	Theravance, Inc.*	114,738
2,008	Trius Therapeutics, Inc.*	9,618
3,154	United Therapeutics Corp.*	165,743
1,498	Vanda Pharmaceuticals, Inc.*	5,213
10,941	Vertex Pharmaceuticals, Inc.*	435,342
4,661	Vical, Inc.*	14,636
4,339	XOMA Corp.*	13,234
		10,367,804
	Health Care Equipment & Supplies — 0.0% ‡
2,931	Cerus Corp.*	9,467
	Life Sciences Tools & Services — 2.8%
3,360	Affymetrix, Inc.*	11,189
5,925	Illumina, Inc.*	318,232
4,029	Life Technologies Corp.*	198,831
2,261	Luminex Corp.*	38,935
2,947	Pacific Biosciences of California, Inc.*	4,951
7,512	QIAGEN N.V.*	138,972
6,320	Sequenom, Inc.*	30,778
1,286	Techne Corp.	91,177
		833,065

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 121

  Ultra Nasdaq Biotechnology  BIB

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 8.2%
5,439	Akorn, Inc.*	$73,372
2,538	Auxilium Pharmaceuticals, Inc.*	48,577
7,022	AVANIR Pharmaceuticals, Inc., Class A*	18,538
4,482	Cadence Pharmaceuticals, Inc.*	19,093
2,611	Depomed, Inc.*	15,718
3,021	Endo Health Solutions, Inc.*	86,582
1,769	Endocyte, Inc.*	16,576
718	Hi-Tech Pharmacal Co., Inc.*	21,684
4,065	Impax Laboratories, Inc.*	82,682
2,675	Jazz Pharmaceuticals plc*	144,129
1,820	MAP Pharmaceuticals, Inc.*	29,011
2,050	Medicines Co. (The)*	44,013
15,077	Mylan, Inc.*	409,793
7,542	Nektar Therapeutics*	49,249
1,056	Obagi Medical Products, Inc.*	14,425
1,392	Omeros Corp.*	10,412
2,482	Optimer Pharmaceuticals, Inc.*	25,292
1,563	Pacira Pharmaceuticals, Inc.*	26,649
1,914	Pain Therapeutics, Inc.*	6,087
4,854	Perrigo Co.	502,389
3,469	Questcor Pharmaceuticals, Inc.	90,021
1,426	Sagent Pharmaceuticals, Inc.*	21,247
3,431	Salix Pharmaceuticals Ltd.*	147,018
3,650	Santarus, Inc.*	36,390
2,745	Sciclone Pharmaceuticals, Inc.*	12,051
2,253	Shire plc (ADR)	195,177
1,210	Supernus Pharmaceuticals, Inc.*	9,668
3,538	ViroPharma, Inc.*	87,707
4,389	Vivus, Inc.*	49,596
8,193	Warner Chilcott plc, Class A	95,530
2,328	XenoPort, Inc.*	18,275
5,345	Zogenix, Inc.*	14,111
		2,421,062
	Total Common Stocks (Cost $13,743,292)	13,631,398
Principal Amount		Value
	U.S. Government & Agency Security (a) — 9.8%
	Federal Home Loan Bank
$2,913,029	0.00%, due 12/03/12	$2,913,029
	Total U.S. Government & Agency Security (Cost $2,913,029)	2,913,029
	Repurchase Agreements (a)(b) — 29.3%
8,678,352	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $8,678,499	8,678,352
	Total Repurchase Agreements (Cost $8,678,352)	8,678,352
	Total Investment Securities (Cost $25,334,673) — 85.1%	25,222,779
	Other assets less liabilities — 14.9%	4,418,359
	Net Assets — 100.0%	$29,641,138

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $6,382,487.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,119,455
Aggregate gross unrealized depreciation	(1,277,528)
Net unrealized depreciation	$(158,073)
Federal income tax cost of investments	$25,380,852

See accompanying notes to the financial statements.

122 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  BIB  Ultra Nasdaq Biotechnology

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ Biotechnology Index®	$1,423,492	$56,714
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	14,208,656	1,803,271
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	708,700	1,479
Equity Index Swap Agreement with Merrill Lynch International, based on the NASDAQ Biotechnology Index®	11,884,472	285,515
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	2,525,087	412,639
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ Biotechnology Index®	4,846,160	814,124
Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	10,054,494	390,013
		$3,763,755

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 123

  Ultra Consumer Goods  UGE

Shares		Value
	Common Stocks (a) — 58.3%
	Auto Components — 1.8%
619	BorgWarner, Inc.*	$41,040
338	Cooper Tire & Rubber Co.	8,443
800	Dana Holding Corp.	11,344
782	Gentex Corp.	13,880
1,324	Goodyear Tire & Rubber Co. (The)*	16,682
3,701	Johnson Controls, Inc.	101,926
539	Lear Corp.	23,538
328	Tenneco, Inc.*	10,519
552	TRW Automotive Holdings Corp.*	27,953
285	Visteon Corp.*	14,279
		269,604
	Automobiles — 2.8%
20,640	Ford Motor Co.	236,328
4,153	General Motors Co.*	107,479
1,233	Harley-Davidson, Inc.	57,902
384	Tesla Motors, Inc.*	12,987
238	Thor Industries, Inc.	8,982
		423,678
	Beverages — 11.4%
857	Beam, Inc.	48,086
820	Brown-Forman Corp., Class B	57,548
20,952	Coca-Cola Co. (The)	794,500
1,498	Coca-Cola Enterprises, Inc.	46,708
797	Constellation Brands, Inc., Class A*	28,596
1,139	Dr. Pepper Snapple Group, Inc.	51,084
842	Molson Coors Brewing Co., Class B	34,909
831	Monster Beverage Corp.*	43,253
8,422	PepsiCo, Inc.	591,309
		1,695,993
	Chemicals — 1.8%
2,884	Monsanto Co.	264,146
209	Scotts Miracle-Gro Co. (The), Class A	8,665
		272,811
	Commercial Services & Supplies — 0.1%
315	Herman Miller, Inc.	6,653
245	HNI Corp.	7,296
		13,949
	Distributors — 0.7%
839	Genuine Parts Co.	54,610
1,603	LKQ Corp.*	35,138
253	Pool Corp.	10,598
		100,346
Shares		Value
	Common Stocks (a) (continued)
	Food Products — 9.8%
3,564	Archer-Daniels-Midland Co.	$95,159
790	Bunge Ltd.	57,796
975	Campbell Soup Co.	35,831
2,198	ConAgra Foods, Inc.	65,632
637	Darling International, Inc.*	10,746
1,000	Dean Foods Co.*	17,140
623	Flowers Foods, Inc.	14,666
207	Fresh Del Monte Produce, Inc.	5,372
3,508	General Mills, Inc.	143,793
699	Green Mountain Coffee Roasters, Inc.*	25,632
1,733	H. J. Heinz Co.	101,311
243	Hain Celestial Group, Inc. (The)*	14,646
821	Hershey Co. (The)	60,155
643	Hillshire Brands Co. (The)	17,908
726	Hormel Foods Corp.	22,513
412	Ingredion, Inc.	26,759
592	J.M. Smucker Co. (The)	52,368
1,336	Kellogg Co.	74,095
3,201	Kraft Foods Group, Inc.*	144,749
105	Lancaster Colony Corp.	7,953
718	McCormick & Co., Inc. (Non-Voting)	46,354
1,103	Mead Johnson Nutrition Co.	75,214
9,604	Mondelez International, Inc., Class A	248,648
177	Post Holdings, Inc.*	6,096
298	Ralcorp Holdings, Inc.*	26,564
728	Smithfield Foods, Inc.*	16,285
196	TreeHouse Foods, Inc.*	10,278
1,567	Tyson Foods, Inc., Class A	30,039
		1,453,702
	Household Durables — 2.3%
1,503	D.R. Horton, Inc.	29,248
363	Harman International Industries, Inc.	14,360
406	Jarden Corp.	21,482
761	Leggett & Platt, Inc.	21,194
881	Lennar Corp., Class A	33,513
208	MDC Holdings, Inc.	7,330
314	Mohawk Industries, Inc.*	27,001
1,563	Newell Rubbermaid, Inc.	34,089
25	NVR, Inc.*	22,496
1,828	PulteGroup, Inc.*	30,729
242	Ryland Group, Inc. (The)	8,095
322	Tempur-Pedic International, Inc.*	8,581
810	Toll Brothers, Inc.*	25,790
302	Tupperware Brands Corp.	19,585
420	Whirlpool Corp.	42,773
		346,266

See accompanying notes to the financial statements.

124 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UGE  Ultra Consumer Goods

Shares		Value
	Common Stocks (a) (continued)
	Household Products — 10.9%
753	Church & Dwight Co., Inc.	$40,775
701	Clorox Co. (The)	53,522
2,412	Colgate-Palmolive Co.	261,702
349	Energizer Holdings, Inc.	27,836
2,137	Kimberly-Clark Corp.	183,184
14,905	Procter & Gamble Co. (The)	1,040,816
80	WD-40 Co.	3,779
		1,611,614
	Leisure Equipment & Products — 0.9%
484	Brunswick Corp.	12,473
627	Hasbro, Inc.	24,114
1,845	Mattel, Inc.	69,206
345	Polaris Industries, Inc.	29,260
		135,053
	Machinery — 0.9%
259	Briggs & Stratton Corp.	5,255
101	Middleby Corp.*	12,866
315	Snap-on, Inc.	25,024
910	Stanley Black & Decker, Inc.	65,438
346	WABCO Holdings, Inc.*	21,469
		130,052
	Personal Products — 1.0%
2,338	Avon Products, Inc.	32,615
1,299	Estee Lauder Cos., Inc. (The), Class A	75,666
605	Herbalife Ltd.	27,812
292	Nu Skin Enterprises, Inc., Class A	13,257
		149,350
	Software — 0.4%
2,286	Activision Blizzard, Inc.	26,152
1,723	Electronic Arts, Inc.*	25,518
488	Take-Two Interactive Software, Inc.*	6,037
675	TiVo, Inc.*	7,897
		65,604
	Textiles, Apparel & Luxury Goods — 4.3%
275	Carter's, Inc.*	14,586
1,543	Coach, Inc.	89,247
488	Crocs, Inc.*	6,515
201	Deckers Outdoor Corp.*	7,696
Shares		Value
	Common Stocks (a) (continued)
296	Fossil, Inc.*	$25,586
528	Hanesbrands, Inc.*	19,061
369	Iconix Brand Group, Inc.*	7,439
413	Jones Group, Inc. (The)	4,857
617	Michael Kors Holdings Ltd.*	32,793
1,990	NIKE, Inc., Class B	193,985
382	PVH Corp.	43,773
331	Ralph Lauren Corp.	51,997
221	Steven Madden Ltd.*	9,837
418	Under Armour, Inc., Class A*	21,665
476	VF Corp.	76,403
221	Warnaco Group, Inc. (The)*	15,888
264	Wolverine World Wide, Inc.	11,426
		632,754
	Tobacco — 9.2%
11,001	Altria Group, Inc.	371,944
707	Lorillard, Inc.	85,660
9,123	Philip Morris International, Inc.	819,975
1,775	Reynolds American, Inc.	77,603
126	Universal Corp.	6,288
		1,361,470
	Total Common Stocks (Cost $8,434,697)	8,662,246
Principal Amount
	U.S. Government & Agency Security (a) — 6.5%
	Federal Home Loan Bank
$959,149	0.00%, due 12/03/12	959,149
	Total U.S. Government & Agency Security (Cost $959,149)	959,149
	Repurchase Agreements (a)(b) — 12.5%
1,850,101	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,850,132	1,850,101
	Total Repurchase Agreements (Cost $1,850,101)	1,850,101
	Total Investment Securities (Cost $11,243,947) — 77.3%	11,471,496
	Other assets less liabilities — 22.7%	3,369,342
	Net Assets — 100.0%	$14,840,838

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 125

  Ultra Consumer Goods  UGE

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $5,542,192.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(172,789)
Net unrealized depreciation	$(172,789)
Federal income tax cost of investments	$11,644,285

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer GoodsSM Index	$239,439	$4,438
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer GoodsSM Index	4,141,242	145,136
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	1,313,389	70,464
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	101,887	(10,867)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	1,542,516	21,264
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	11,431,459	2,553,418
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	1,252,758	144,430
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	995,702	17,131
		$2,945,414

See accompanying notes to the financial statements.

126 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UCC  Ultra Consumer Services

Shares		Value
	Common Stocks (a) — 67.9%
	Airlines — 1.0%
289	Alaska Air Group, Inc.*	$12,355
3,483	Delta Air Lines, Inc.*	34,830
931	JetBlue Airways Corp.*	4,785
3,044	Southwest Airlines Co.	29,009
1,361	United Continental Holdings, Inc.*	27,520
665	US Airways Group, Inc.*	8,572
		117,071
	Commercial Services & Supplies — 0.2%
443	Copart, Inc.*	13,383
269	Rollins, Inc.	6,125
		19,508
	Diversified Consumer Services — 0.6%
413	Apollo Group, Inc., Class A*	7,925
236	DeVry, Inc.	6,153
1,111	H&R Block, Inc.	20,031
256	Hillenbrand, Inc.	5,417
114	Matthews International Corp., Class A	3,449
235	Regis Corp.	3,870
880	Service Corp. International	12,258
278	Sotheby's	8,023
49	Strayer Education, Inc.	2,564
109	Weight Watchers International, Inc.	5,664
		75,354
	Electronic Equipment, Instruments & Components — 0.1%
202	Dolby Laboratories, Inc., Class A*	6,741
	Food & Staples Retailing — 10.9%
157	Casey's General Stores, Inc.	7,756
1,771	Costco Wholesale Corp.	184,166
5,211	CVS Caremark Corp.	242,363
167	Fresh Market, Inc. (The)*	8,656
202	Harris Teeter Supermarkets, Inc.	7,674
2,231	Kroger Co. (The)	58,541
2,909	Rite Aid Corp.*	2,938
981	Safeway, Inc.	16,785
2,403	Sysco Corp.	76,055
200	United Natural Foods, Inc.*	10,354
3,511	Walgreen Co.	119,058
6,884	Wal-Mart Stores, Inc.	495,786
703	Whole Foods Market, Inc.	65,632
		1,295,764
Shares		Value
	Common Stocks (a) (continued)
	Health Care Providers & Services — 1.9%
1,031	AmerisourceBergen Corp.	$43,529
1,397	Cardinal Health, Inc.	56,509
78	Chemed Corp.	5,310
967	McKesson Corp.	91,352
457	Omnicare, Inc.	16,562
359	VCA Antech, Inc.*	7,460
		220,722
	Hotels, Restaurants & Leisure — 10.1%
170	Bally Technologies, Inc.*	7,674
115	Bob Evans Farms, Inc.	4,334
303	Brinker International, Inc.	9,075
1,832	Carnival Corp.	70,825
205	Cheesecake Factory, Inc. (The)	7,009
130	Chipotle Mexican Grill, Inc.*	34,292
112	Choice Hotels International, Inc.	3,640
95	Cracker Barrel Old Country Store, Inc.	5,838
525	Darden Restaurants, Inc.	27,762
232	Domino's Pizza, Inc.	9,651
298	Dunkin' Brands Group, Inc.	9,482
231	Hyatt Hotels Corp., Class A*	8,432
1,094	International Game Technology	15,174
183	Jack in the Box, Inc.*	5,042
1,449	Las Vegas Sands Corp.	67,596
164	Life Time Fitness, Inc.*	7,718
1,031	Marriott International, Inc., Class A	37,415
117	Marriott Vacations Worldwide Corp.*	4,658
4,131	McDonald's Corp.	359,562
1,522	MGM Resorts International*	15,448
362	Orient-Express Hotels Ltd., Class A*	4,464
115	Panera Bread Co., Class A*	18,458
72	Papa John's International, Inc.*	3,811
270	Penn National Gaming, Inc.*	13,721
589	Royal Caribbean Cruises Ltd.	20,762
216	Scientific Games Corp., Class A*	1,799
217	Six Flags Entertainment Corp.	13,341
3,113	Starbucks Corp.	161,471
805	Starwood Hotels & Resorts Worldwide, Inc.	43,438
148	Vail Resorts, Inc.	8,335
1,152	Wendy's Co. (The)	5,368
223	WMS Industries, Inc.*	3,769
582	Wyndham Worldwide Corp.	28,570
325	Wynn Resorts Ltd.	36,530
1,867	Yum! Brands, Inc.	125,238
		1,199,702

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 127

  Ultra Consumer Services  UCC

Shares		Value
	Common Stocks (a) (continued)
	Internet & Catalog Retail — 5.3%
1,481	Amazon.com, Inc.*	$373,286
384	Expedia, Inc.	23,754
153	HSN, Inc.	8,092
2,117	Liberty Interactive Corp., Class A*	40,858
114	Liberty Ventures*	6,675
227	Netflix, Inc.*	18,548
204	priceline.com, Inc.*	135,285
125	Shutterfly, Inc.*	3,369
449	TripAdvisor, Inc.*	17,147
		627,014
	Internet Software & Services — 2.2%
4,751	eBay, Inc.*	250,948
93	OpenTable, Inc.*	4,175
289	ValueClick, Inc.*	5,453
206	WebMD Health Corp.*	2,894
		263,470
	IT Services — 0.1%
307	Acxiom Corp.*	5,431
	Media — 18.0%
235	AMC Networks, Inc., Class A*	12,399
107	Arbitron, Inc.	3,892
884	Cablevision Systems Corp., Class A	12,235
2,438	CBS Corp. (Non-Voting), Class B	87,719
186	Charter Communications, Inc., Class A*	13,178
419	Cinemark Holdings, Inc.	11,397
10,961	Comcast Corp., Class A	407,530
2,572	DIRECTV*	127,828
1,012	Discovery Communications, Inc., Class A*	61,135
934	DISH Network Corp., Class A*	34,595
294	DreamWorks Animation SKG, Inc., Class A*	5,036
948	Gannett Co., Inc.	16,969
1,791	Interpublic Group of Cos., Inc. (The)	19,379
192	John Wiley & Sons, Inc., Class A	8,198
226	Lamar Advertising Co., Class A*	8,875
1,025	Liberty Global, Inc., Class A*	57,441
456	Liberty Media Corp. - Liberty Capital, Class A*	50,155
577	Live Nation Entertainment, Inc.*	5,066
248	Madison Square Garden Co. (The), Class A*	10,862
1,148	McGraw-Hill Cos., Inc. (The)	60,970
148	Meredith Corp.	4,615
97	Morningstar, Inc.	6,192
498	New York Times Co. (The), Class A*	4,039
Shares		Value
	Common Stocks (a) (continued)
8,339	News Corp., Class A	$205,473
1,088	Omnicom Group, Inc.	54,117
322	Regal Entertainment Group, Class A	5,017
107	Scholastic Corp.	3,002
354	Scripps Networks Interactive, Inc., Class A	20,900
13,437	Sirius XM Radio, Inc.*	37,355
1,255	Time Warner Cable, Inc.	119,087
3,887	Time Warner, Inc.	183,855
163	Valassis Communications, Inc.*	4,235
1,939	Viacom, Inc., Class B	100,072
7,350	Walt Disney Co. (The)	365,001
19	Washington Post Co. (The), Class B	6,974
		2,134,793
	Multiline Retail — 4.0%
244	Big Lots, Inc.*	6,871
125	Dillard's, Inc., Class A	11,114
1,089	Dollar General Corp.*	54,450
943	Dollar Tree, Inc.*	39,361
397	Family Dollar Stores, Inc.	28,266
583	J.C. Penney Co., Inc.	10,459
884	Kohl's Corp.	39,471
1,649	Macy's, Inc.	63,816
626	Nordstrom, Inc.	33,860
419	Saks, Inc.*	4,400
6	Sears Canada, Inc.*	64
148	Sears Holdings Corp.*	6,217
2,682	Target Corp.	169,315
		467,664
	Professional Services — 0.4%
184	Dun & Bradstreet Corp. (The)	14,569
205	IHS, Inc., Class A*	18,889
503	Nielsen Holdings N.V.*	14,245
		47,703
	Road & Rail — 0.2%
435	Avis Budget Group, Inc.*	8,239
1,222	Hertz Global Holdings, Inc.*	19,112
		27,351
	Software — 0.1%
168	FactSet Research Systems, Inc.	15,522
	Specialty Retail — 12.8%
289	Aaron's, Inc.	8,294
338	Abercrombie & Fitch Co., Class A	15,511
300	Advance Auto Parts, Inc.	21,945
333	Aeropostale, Inc.*	4,599

See accompanying notes to the financial statements.

128 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UCC  Ultra Consumer Services

Shares		Value
	Common Stocks (a) (continued)
733	American Eagle Outfitters, Inc.	$15,540
194	Ann, Inc.*	6,509
505	Ascena Retail Group, Inc.*	10,150
158	AutoNation, Inc.*	6,152
153	AutoZone, Inc.*	58,717
951	Bed Bath & Beyond, Inc.*	55,843
1,089	Best Buy Co., Inc.	14,277
112	Buckle, Inc. (The)	5,729
189	Cabela's, Inc.*	9,029
935	CarMax, Inc.*	33,903
110	Cato Corp. (The), Class A	3,197
680	Chico's FAS, Inc.	12,682
99	Children's Place Retail Stores, Inc. (The)*	4,812
398	Dick's Sporting Goods, Inc.	20,899
132	DSW, Inc., Class A	8,980
366	Express, Inc.*	5,464
619	Foot Locker, Inc.	22,185
506	GameStop Corp., Class A	13,282
1,221	Gap, Inc. (The)	42,076
100	Genesco, Inc.*	5,533
300	GNC Holdings, Inc., Class A	10,539
88	Group 1 Automotive, Inc.	5,347
251	Guess?, Inc.	6,493
6,175	Home Depot, Inc. (The)	401,807
977	Limited Brands, Inc.	50,951
4,672	Lowe's Cos., Inc.	168,612
195	Men's Wearhouse, Inc. (The)	6,326
487	O'Reilly Automotive, Inc.*	45,817
443	PetSmart, Inc.	31,302
443	Pier 1 Imports, Inc.	8,501
242	Rent-A-Center, Inc.	8,412
917	Ross Stores, Inc.	52,196
642	Sally Beauty Holdings, Inc.*	16,275
331	Signet Jewelers Ltd.	17,791
2,795	Staples, Inc.	32,701
488	Tiffany & Co.	28,782
3,015	TJX Cos., Inc.	133,685
290	Tractor Supply Co.	25,990
240	Ulta Salon Cosmetics & Fragrance, Inc.	24,067
447	Urban Outfitters, Inc.*	16,852
122	Vitamin Shoppe, Inc.*	7,230
355	Williams-Sonoma, Inc.	16,067
		1,521,051
	Total Common Stocks (Cost $7,891,461)	8,044,861
Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.9%
	Federal Home Loan Bank
$111,311	0.00%, due 12/03/12	$111,311
	Total U.S. Government & Agency Security (Cost $111,311)	111,311
	Repurchase Agreements (a)(b) — 3.7%
435,128	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $435,135	435,128
	Total Repurchase Agreements (Cost $435,128)	435,128
	Total Investment Securities (Cost $8,437,900) — 72.5%	8,591,300
	Other assets less liabilities — 27.5%	3,255,968
	Net Assets — 100.0%	$11,847,268

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $4,862,571.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$313,958
Aggregate gross unrealized depreciation	(171,969)
Net unrealized appreciation	$141,989
Federal income tax cost of investments	$8,449,311

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 129

  Ultra Consumer Services  UCC

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Consumer ServicesSM Index	$261,412	$2,546
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Consumer ServicesSM Index	1,625,827	6,041
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	2,550,908	262,153
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	82,327	808
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer ServicesSM Index	772,553	523
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	8,992,868	2,773,399
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	996,462	181,093
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	366,838	843
		$3,227,406

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

130 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UYG  Ultra Financials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 73.6%
72,800	ACE Ltd. (Insurance)	0.8%	$5,767,944
100,536	Aflac, Inc. (Insurance)	0.7%	5,327,403
104,110	Allstate Corp. (The) (Insurance)	0.6%	4,214,373
211,747	American Express Co. (Consumer Finance)	1.6%	11,836,657
250,388	American International Group, Inc.* (Insurance)	1.1%	8,295,354
84,838	American Tower Corp. (Real Estate Investment Trusts)	0.9%	6,356,911
45,241	Ameriprise Financial, Inc. (Capital Markets)	0.4%	2,744,771
209,268	Annaly Capital Management, Inc. (Real Estate Investment Trusts)	0.4%	3,080,425
69,220	Aon plc (Insurance)	0.5%	3,931,696
20,806	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.4%	2,742,023
2,313,754	Bank of America Corp. (Diversified Financial Services)	3.1%	22,813,615
253,618	Bank of New York Mellon Corp. (The) (Capital Markets)	0.8%	6,071,615
150,098	BB&T Corp. (Commercial Banks)	0.6%	4,228,261
393,715	Berkshire Hathaway, Inc., Class B* (Insurance)	4.7%	34,678,417
27,470	BlackRock, Inc. (Capital Markets)	0.7%	5,412,689
32,368	Boston Properties, Inc. (Real Estate Investment Trusts)	0.5%	3,321,928
124,737	Capital One Financial Corp. (Consumer Finance)	1.0%	7,184,851
235,249	Charles Schwab Corp. (The) (Capital Markets)	0.4%	3,081,762
57,077	Chubb Corp. (The) (Insurance)	0.6%	4,394,358
629,589	Citigroup, Inc. (Diversified Financial Services)	3.0%	21,764,892
65,679	CME Group, Inc. (Diversified Financial Services)	0.5%	3,630,078
110,548	Discover Financial Services (Consumer Finance)	0.6%	4,599,902
64,627	Equity Residential (Real Estate Investment Trusts)	0.5%	3,587,445
197,287	Fifth Third Bancorp (Commercial Banks)	0.4%	2,888,282
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
29,670	Franklin Resources, Inc. (Capital Markets)	0.5%	$3,917,033
96,753	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.6%	11,396,536
96,939	HCP, Inc. (Real Estate Investment Trusts)	0.6%	4,367,102
54,654	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.4%	3,218,574
815,571	JPMorgan Chase & Co. (Diversified Financial Services)	4.5%	33,503,657
67,096	Loews Corp. (Insurance)	0.4%	2,742,884
116,835	Marsh & McLennan Cos., Inc. (Insurance)	0.6%	4,114,929
23,041	Mastercard, Inc., Class A (IT Services)	1.5%	11,259,676
228,058	MetLife, Inc. (Insurance)	1.0%	7,569,245
296,893	Morgan Stanley (Capital Markets)	0.7%	5,008,585
113,661	PNC Financial Services Group, Inc. (Commercial Banks)	0.9%	6,380,929
98,905	Prologis, Inc. (Real Estate Investment Trusts)	0.5%	3,356,836
100,048	Prudential Financial, Inc. (Insurance)	0.7%	5,214,502
30,939	Public Storage (Real Estate Investment Trusts)	0.6%	4,351,261
65,122	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.3%	9,907,010
102,860	State Street Corp. (Capital Markets)	0.6%	4,571,098
115,610	SunTrust Banks, Inc. (Commercial Banks)	0.4%	3,138,811
54,495	T. Rowe Price Group, Inc. (Capital Markets)	0.5%	3,524,192
82,733	Travelers Cos., Inc. (The) (Insurance)	0.8%	5,859,151
406,910	U.S. Bancorp (Commercial Banks)	1.8%	13,126,917
63,414	Ventas, Inc. (Real Estate Investment Trusts)	0.5%	4,036,301
112,216	Visa, Inc., Class A (IT Services)	2.3%	16,799,857
36,305	Vornado Realty Trust (Real Estate Investment Trusts)	0.4%	2,774,791
1,054,672	Wells Fargo & Co. (Commercial Banks)	4.7%	34,814,723

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 131

  Ultra Financials  UYG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
115,455	Weyerhaeuser Co. (Real Estate Investment Trusts)	0.4%	$3,181,940
6,865,193	Other Common Stocks	20.6%	151,764,958
	Total Common Stocks (Cost $532,747,806)		541,857,150
Principal Amount
	U.S. Government & Agency Securities (a) — 5.1%
	Federal Home Loan Bank
$11,496,141	0.00%, due 12/03/12		11,496,141
	U.S. Treasury Bill
26,000,000	0.00%, due 02/07/13		25,996,059
	Total U.S. Government & Agency Securities (Cost $37,492,200)		37,492,200
	Repurchase Agreements (a)(b) — 8.6%
63,670,933	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $63,672,015		63,670,933
	Total Repurchase Agreements (Cost $63,670,933)		63,670,933
	Total Investment Securities (Cost $633,910,939) — 87.3%		643,020,283
	Other assets less liabilities — 12.7%		93,739,071
	Net Assets — 100.0%		$736,759,354

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $208,198,877.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,925,255
Aggregate gross unrealized depreciation	(75,778,712)
Net unrealized appreciation	$4,146,543
Federal income tax cost of investments	$638,873,740

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. FinancialsSM Index	$24,652,888	$(442,904)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	147,312,439	12,061,232
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	51,193,908	(1,097,131)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	83,598,051	(1,508,046)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	83,137,976	(3,298,625)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	281,750,501	36,640,557
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	177,318,709	27,896,365
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	82,323,679	(2,294,773)
		$67,956,675

See accompanying notes to the financial statements.

132 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UYG  Ultra Financials

Ultra Financials invested, as a percentage of net assets, in the following industries as of November 30, 2012:

Capital Markets	7.9%
Commercial Banks	12.5%
Consumer Finance	3.5%
Diversified Financial Services	12.1%
Hotels, Restaurants & Leisure	0.1%
Insurance	17.7%
IT Services	4.0%
Professional Services	0.2%
Real Estate Investment Trusts	14.4%
Real Estate Management & Development	0.5%
Thrifts & Mortgage Finance	0.7%
Other[1]	26.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 133

  Ultra Health Care  RXL

Shares		Value
	Common Stocks (a) — 70.8%
	Biotechnology — 11.8%
758	Acorda Therapeutics, Inc.*	$19,086
3,649	Alexion Pharmaceuticals, Inc.*	350,377
2,301	Alkermes plc*	44,432
14,569	Amgen, Inc.	1,293,727
3,142	Ariad Pharmaceuticals, Inc.*	70,255
4,467	Biogen Idec, Inc.*	665,985
2,335	BioMarin Pharmaceutical, Inc.*	113,481
8,155	Celgene Corp.*	640,902
1,248	Cepheid, Inc.*	40,460
1,207	Cubist Pharmaceuticals, Inc.*	49,016
2,918	Dendreon Corp.*	12,985
14,301	Gilead Sciences, Inc.*	1,072,575
2,472	Incyte Corp.*	43,507
1,901	Isis Pharmaceuticals, Inc.*	17,489
1,392	Medivation, Inc.*	72,593
1,604	Myriad Genetics, Inc.*	46,067
1,230	Onyx Pharmaceuticals, Inc.*	92,828
2,645	PDL BioPharma, Inc.	20,896
940	Pharmacyclics, Inc.*	49,867
1,416	Regeneron Pharmaceuticals, Inc.*	249,995
1,944	Seattle Genetics, Inc.*	49,203
1,277	Theravance, Inc.*	28,707
910	United Therapeutics Corp.*	47,821
4,079	Vertex Pharmaceuticals, Inc.*	162,303
		5,254,557
	Health Care Equipment & Supplies — 11.5%
1,434	Alere, Inc.*	26,529
1,353	Align Technology, Inc.*	37,059
10,343	Baxter International, Inc.	685,431
3,772	Becton, Dickinson and Co.	289,199
26,821	Boston Scientific Corp.*	148,588
1,473	C.R. Bard, Inc.	145,842
4,194	CareFusion Corp.*	117,096
905	Cooper Cos., Inc. (The)	85,921
9,075	Covidien plc	527,348
2,680	DENTSPLY International, Inc.	106,396
2,188	Edwards Lifesciences Corp.*	189,853
485	Haemonetics Corp.*	39,300
1,175	Hill-Rom Holdings, Inc.	32,853
5,003	Hologic, Inc.*	95,457
1,040	IDEXX Laboratories, Inc.*	97,209
755	Intuitive Surgical, Inc.*	399,395
983	Masimo Corp.	20,368
19,282	Medtronic, Inc.	811,965
822	NuVasive, Inc.*	11,935
2,685	ResMed, Inc.	110,327
1,051	Sirona Dental Systems, Inc.*	65,803
5,935	St. Jude Medical, Inc.	203,452
1,098	STERIS Corp.	37,519
Shares		Value
	Common Stocks (a) (continued)
5,465	Stryker Corp.	$295,984
772	Teleflex, Inc.	53,422
1,112	Thoratec Corp.*	41,366
2,093	Varian Medical Systems, Inc.*	144,752
1,013	Volcano Corp.*	27,614
643	West Pharmaceutical Services, Inc.	34,741
3,302	Zimmer Holdings, Inc.	217,833
		5,100,557
	Health Care Providers & Services — 10.4%
6,317	Aetna, Inc.	272,831
922	AMERIGROUP Corp.*	84,658
1,852	Brookdale Senior Living, Inc.*	47,337
975	Centene Corp.*	42,812
5,451	Cigna Corp.	284,924
1,719	Community Health Systems, Inc.*	50,642
2,530	Coventry Health Care, Inc.	110,510
1,573	DaVita HealthCare Partners, Inc.*	169,884
15,325	Express Scripts Holding Co.*	825,251
3,082	HCA Holdings, Inc.	97,854
4,846	Health Management Associates, Inc., Class A*	38,526
1,540	Health Net, Inc.*	36,267
1,808	HealthSouth Corp.*	39,758
1,673	Henry Schein, Inc.*	135,128
1,632	HMS Holdings Corp.*	37,813
3,057	Humana, Inc.	199,958
1,812	Laboratory Corp. of America Holdings*	153,277
924	LifePoint Hospitals, Inc.*	33,246
517	Magellan Health Services, Inc.*	26,822
940	MEDNAX, Inc.*	74,260
1,200	Owens & Minor, Inc.	32,856
1,606	Patterson Cos., Inc.	54,765
951	PSS World Medical, Inc.*	27,046
3,001	Quest Diagnostics, Inc.	173,398
1,966	Tenet Healthcare Corp.*	56,935
19,520	UnitedHealth Group, Inc.	1,061,693
1,667	Universal Health Services, Inc., Class B	75,132
815	WellCare Health Plans, Inc.*	39,340
5,744	WellPoint, Inc.	321,090
		4,604,013
	Life Sciences Tools & Services — 2.5%
379	Bio-Rad Laboratories, Inc., Class A*	39,602
921	Charles River Laboratories International, Inc.*	35,339
1,041	Covance, Inc.*	59,347
2,325	Illumina, Inc.*	124,876
3,313	Life Technologies Corp.*	163,497
1,138	PAREXEL International Corp.*	36,746

See accompanying notes to the financial statements.

134 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  RXL  Ultra Health Care

Shares		Value
	Common Stocks (a) (continued)
654	Techne Corp.	$46,369
6,910	Thermo Fisher Scientific, Inc.	439,130
1,657	Waters Corp.*	140,099
		1,085,005
	Pharmaceuticals — 34.6%
29,664	Abbott Laboratories	1,928,160
5,813	Allergan, Inc.	539,156
926	Auxilium Pharmaceuticals, Inc.*	17,724
31,736	Bristol-Myers Squibb Co.	1,035,546
19,303	Eli Lilly & Co.	946,619
2,209	Endo Health Solutions, Inc.*	63,310
4,420	Forest Laboratories, Inc.*	156,733
3,121	Hospira, Inc.*	93,006
1,204	Impax Laboratories, Inc.*	24,489
881	Jazz Pharmaceuticals plc*	47,468
52,113	Johnson & Johnson	3,633,839
1,130	Medicis Pharmaceutical Corp., Class A	48,873
57,568	Merck & Co., Inc.	2,550,262
7,672	Mylan, Inc.*	208,525
2,167	Nektar Therapeutics*	14,151
1,662	Perrigo Co.	172,017
141,187	Pfizer, Inc.	3,532,499
1,128	Questcor Pharmaceuticals, Inc.	29,272
944	Salix Pharmaceuticals Ltd.*	40,450
1,299	ViroPharma, Inc.*	32,202
1,897	Vivus, Inc.*	21,436
3,314	Warner Chilcott plc, Class A	38,641
2,413	Watson Pharmaceuticals, Inc.*	212,368
		15,386,746
	Total Common Stocks (Cost $26,918,327)	31,430,878
Principal Amount
	U.S. Government & Agency Security (a) — 4.2%
	Federal Home Loan Bank
$1,870,240	0.00%, due 12/03/12	1,870,240
	Total U.S. Government & Agency Security (Cost $1,870,240)	1,870,240
Principal Amount		Value
	Repurchase Agreements (a)(b) — 11.0%
$4,902,496	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $4,902,578	$4,902,496
	Total Repurchase Agreements (Cost $4,902,496)	4,902,496
	Total Investment Securities (Cost $33,691,063) — 86.0%	38,203,614
	Other assets less liabilities — 14.0%	6,218,106
	Net Assets — 100.0%	$44,421,720

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $5,550,464.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,351,149
Aggregate gross unrealized depreciation	(869,070)
Net unrealized appreciation	$4,482,079
Federal income tax cost of investments	$33,721,535

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 135

  Ultra Health Care  RXL

Swap Agreements

Ultra Health Care had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$25,824,609	$1,198,679
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	1,893,545	2,615
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Health CareSM Index	6,103,457	(293,869)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Health CareSM Index	2,012,968	259,597
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	17,097,435	2,510,578
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	4,483,051	4,787
		$3,682,387

See accompanying notes to the financial statements.

136 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UXI  Ultra Industrials

Shares		Value
	Common Stock (a) — 0.0%
	Commercial Services & Supplies — 0.0% ‡
67	Iron Mountain, Inc.	$2,117
	Total Common Stock (Cost $2,202)	2,117
Principal Amount
	U.S. Government & Agency Security (a) — 20.9%
	Federal Home Loan Bank
$4,085,856	0.00%, due 12/03/12	4,085,856
	Total U.S. Government & Agency Security (Cost $4,085,856)	4,085,856
	Repurchase Agreements (a)(b) — 55.9%
10,930,361	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $10,930,547	10,930,361
	Total Repurchase Agreements (Cost $10,930,361)	10,930,361
	Total Investment Securities (Cost $15,018,419) — 76.8%	15,018,334
	Other assets less liabilities — 23.2%	4,548,204
	Net Assets — 100.0%	$19,566,538

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $4,717,514.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(85)
Net unrealized depreciation	$(85)
Federal income tax cost of investments	$15,018,419

Swap Agreements

Ultra Industrials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. IndustrialsSM Index	$122,562	$(651)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. IndustrialsSM Index	7,466,214	241,947
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	3,784,693	338,295
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	582,401	467,284
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	5,547,166	(34,855)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	11,539,979	1,140,168
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	4,500,594	397,399
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	5,603,152	274,544
		$2,824,131

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 137

  Ultra Oil & Gas  DIG

Shares		Value
	Common Stocks (a) — 70.8%
	Electric Utilities — 0.3%
9,190	OGE Energy Corp.	$525,025
	Energy Equipment & Services — 14.4%
5,298	Atwood Oceanics, Inc.*	243,708
40,947	Baker Hughes, Inc.	1,766,863
3,330	Bristow Group, Inc.	173,493
22,942	Cameron International Corp.*	1,237,721
1,828	CARBO Ceramics, Inc.	139,970
4,407	Core Laboratories N.V.	454,714
6,476	Diamond Offshore Drilling, Inc.	446,844
7,049	Dresser-Rand Group, Inc.*	372,258
3,389	Dril-Quip, Inc.*	238,484
21,615	Ensco plc, Class A	1,258,641
6,041	Exterran Holdings, Inc.*	126,076
22,207	FMC Technologies, Inc.*	907,378
86,424	Halliburton Co.	2,882,240
9,117	Helix Energy Solutions Group, Inc.*	159,639
9,846	Helmerich & Payne, Inc.	513,961
14,068	Key Energy Services, Inc.*	94,115
3,131	Lufkin Industries, Inc.	171,453
21,967	McDermott International, Inc.*	231,312
27,051	Nabors Industries Ltd.*	397,650
39,723	National Oilwell Varco, Inc.	2,713,081
23,532	Noble Corp.	811,619
10,052	Oceaneering International, Inc.	529,539
5,100	Oil States International, Inc.*	360,672
14,137	Patterson-UTI Energy, Inc.	251,073
11,570	Rowan Cos. plc, Class A*	367,116
123,619	Schlumberger Ltd.	8,853,593
1,855	SEACOR Holdings, Inc.*	168,063
14,638	Superior Energy Services, Inc.*	297,298
4,642	Tidewater, Inc.	208,240
33,479	Transocean Ltd.	1,546,730
4,028	Unit Corp.*	180,938
70,758	Weatherford International Ltd.*	736,591
		28,841,073
	Machinery — 0.1%
2,786	Chart Industries, Inc.*	168,497
	Oil, Gas & Consumable Fuels — 55.9%
46,548	Anadarko Petroleum Corp.	3,406,848
36,444	Apache Corp.	2,809,468
4,337	Berry Petroleum Co., Class A	134,924
4,488	Bill Barrett Corp.*	78,001
19,561	Cabot Oil & Gas Corp.	921,323
3,389	Carrizo Oil & Gas, Inc.*	70,322
19,972	Cheniere Energy, Inc.*	335,530
48,349	Chesapeake Energy Corp.	823,383
182,783	Chevron Corp.	19,318,335
Shares		Value
	Common Stocks (a) (continued)
8,010	Cimarex Energy Co.	$481,561
16,447	Cobalt International Energy, Inc.*	383,544
4,172	Comstock Resources, Inc.*	68,421
9,716	Concho Resources, Inc.*	779,806
113,141	ConocoPhillips	6,442,249
5,231	Continental Resources, Inc.*	359,370
36,441	Denbury Resources, Inc.*	562,285
35,044	Devon Energy Corp.	1,810,723
6,719	Energen Corp.	299,197
25,154	EOG Resources, Inc.	2,958,613
13,936	EQT Corp.	836,996
13,522	EXCO Resources, Inc.	104,931
429,997	Exxon Mobil Corp.	37,899,936
11,013	Forest Oil Corp.*	70,153
4,617	Gulfport Energy Corp.*	175,631
27,677	Hess Corp.	1,373,056
18,962	HollyFrontier Corp.	859,547
58,938	Kinder Morgan, Inc.	1,992,694
24,563	Kodiak Oil & Gas Corp.*	210,751
65,674	Marathon Oil Corp.	2,026,043
31,514	Marathon Petroleum Corp.	1,876,344
9,349	McMoRan Exploration Co.*	79,747
17,191	Murphy Oil Corp.	975,417
12,575	Newfield Exploration Co.*	306,075
16,566	Noble Energy, Inc.	1,619,327
6,593	Oasis Petroleum, Inc.*	199,240
75,451	Occidental Petroleum Corp.	5,674,670
58,401	Phillips 66	3,058,460
11,461	Pioneer Natural Resources Co.	1,226,327
12,017	Plains Exploration & Production Co.*	429,007
16,560	QEP Resources, Inc.	465,667
15,136	Range Resources Corp.	969,007
4,927	Rosetta Resources, Inc.*	221,419
32,480	SandRidge Energy, Inc.*	190,008
6,069	SM Energy Co.	301,569
32,434	Southwestern Energy Co.*	1,125,784
3,995	Swift Energy Co.*	61,843
13,023	Tesoro Corp.	550,612
14,246	Ultra Petroleum Corp.*	285,632
51,384	Valero Energy Corp.	1,657,648
10,958	Whiting Petroleum Corp.*	459,579
58,358	Williams Cos., Inc. (The)	1,916,477
18,541	WPX Energy, Inc.*	292,762
		111,536,262
	Semiconductors & Semiconductor Equipment — 0.1%
5,591	First Solar, Inc.*	150,901
	Total Common Stocks (Cost $142,648,555)	141,221,758

See accompanying notes to the financial statements.

138 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  DIG  Ultra Oil & Gas

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.9%
	Federal Home Loan Bank
$14,683,147	0.00%, due 12/03/12	$14,683,147
	U.S. Treasury Bill
7,000,000	0.00%, due 02/07/13	6,998,770
	Total U.S. Government & Agency Securities (Cost $21,681,917)	21,681,917
	Repurchase Agreements (a)(b) — 15.3%
30,506,575	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $30,507,097	30,506,575
	Total Repurchase Agreements (Cost $30,506,575)	30,506,575
	Total Investment Securities (Cost $194,837,047) — 97.0%	193,410,250
	Other assets less liabilities — 3.0%	6,076,102
	Net Assets — 100.0%	$199,486,352

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $70,226,097.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,941,796
Aggregate gross unrealized depreciation	(9,609,009)
Net unrealized depreciation	$(1,667,213)
Federal income tax cost of investments	$195,077,463

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$111,178,093	$8,793,620
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	943,283	(568,216)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	12,823,444	(338,119)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	24,549,565	(864,326)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	38,286,440	(490,198)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	54,299,060	(1,453,049)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	15,640,865	(200,350)
		$4,879,362

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 139

  Ultra Real Estate  URE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 26.8%
	Federal Home Loan Bank
$53,672,460	0.00%, due 12/03/12	$53,672,460
	U.S. Treasury Bill
38,700,000	0.00%, due 02/07/13	38,691,742
	Total U.S. Government & Agency Securities (Cost $92,364,202)	92,364,202
	Repurchase Agreements (a)(b) — 50.0%
172,300,029	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $172,302,963	172,300,029
	Total Repurchase Agreements (Cost $172,300,029)	172,300,029
	Total Investment Securities (Cost $264,664,231) † — 76.8%	264,664,231
	Other assets less liabilities — 23.2%	80,165,736
	Net Assets — 100.0%	$344,829,967

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $92,813,921.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra Real Estate had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A. , based on the Dow Jones U.S. Real EstateSM Index	$270,444,572	$3,313,480
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Real EstateSM Index	477,188	1,565,880
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	160,088,480	12,690,735
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	5,718,408	3,783,175
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	1,030,217	10,266,959
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	67,827,554	1,013,290
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	42,980,652	6,058,956
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	78,262,953	10,845,228
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	62,660,344	2,778,233
		$52,315,936

See accompanying notes to the financial statements.

140 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  KRU  Ultra KBW Regional Banking

Shares		Value
	Common Stocks (a) — 75.6%
	Commercial Banks — 70.9%
5,747	Associated Banc-Corp	$73,849
5,808	BancorpSouth, Inc.	76,840
1,384	Bank of Hawaii Corp.	60,162
963	BOK Financial Corp.	53,002
7,162	Boston Private Financial Holdings, Inc.	66,105
4,122	Cathay General Bancorp	73,784
1,595	City Holding Co.	53,592
1,234	City National Corp./CA	60,083
3,400	Columbia Banking System, Inc.	58,684
2,317	Community Bank System, Inc.	62,281
6,048	CVB Financial Corp.	61,448
2,678	East West Bancorp, Inc.	56,640
8,245	First Commonwealth Financial Corp.	52,850
4,423	First Financial Bancorp	64,266
1,805	First Financial Bankshares, Inc.	70,233
4,363	First Horizon National Corp.	41,274
6,500	First Midwest Bancorp, Inc./IL	81,250
2,768	First Republic Bank/CA	93,614
4,122	FirstMerit Corp.	58,038
7,342	FNB Corp./PA	79,294
5,868	Fulton Financial Corp.	57,096
3,731	Glacier Bancorp, Inc.	54,211
1,956	Hancock Holding Co.	61,457
843	Iberiabank Corp.	41,096
3,701	MB Financial, Inc.	71,947
9,719	National Penn Bancshares, Inc.	92,039
6,680	Old National Bancorp/IN	78,423
3,400	PacWest Bancorp	84,694
692	Park National Corp.	43,658
4,604	Pinnacle Financial Partners, Inc.*	87,614
3,246	PrivateBancorp, Inc.	53,202
1,505	Prosperity Bancshares, Inc.	61,901
2,437	S&T Bancorp, Inc.	41,356
1,234	Signature Bank/NY*	86,577
11,796	Susquehanna Bancshares, Inc.	121,263
1,505	SVB Financial Group*	83,106
28,346	Synovus Financial Corp.	67,180
3,942	TCF Financial Corp.	46,831
2,648	Texas Capital Bancshares, Inc.*	119,266
2,317	Trustmark Corp.	51,484
1,053	UMB Financial Corp.	44,626
5,898	Umpqua Holdings Corp.	68,771
2,618	United Bankshares, Inc./WV	64,665
6,229	Valley National Bancorp	59,425
4,363	Webster Financial Corp.	90,838
812	Westamerica Bancorp.	34,559
2,407	Wintrust Financial Corp.	88,553
		3,153,127
Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 4.7%
7,703	Brookline Bancorp, Inc.	$65,167
5,085	Provident Financial Services, Inc.	73,682
4,273	Washington Federal, Inc.	68,667
		207,516
	Total Common Stocks (Cost $3,392,070)	3,360,643
Principal Amount
	U.S. Government & Agency Security (a) — 6.2%
	Federal Home Loan Bank
$276,988	0.00%, due 12/03/12	276,988
	Total U.S. Government & Agency Security (Cost $276,988)	276,988
	Repurchase Agreements (a)(b) — 15.0%
668,349	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $668,358	668,349
	Total Repurchase Agreements (Cost $668,349)	668,349
	Total Investment Securities (Cost $4,337,407) — 96.8%	4,305,980
	Other assets less liabilities — 3.2%	140,827
	Net Assets — 100.0%	$4,446,807

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,420,362.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,163
Aggregate gross unrealized depreciation	(180,514)
Net unrealized depreciation	$(51,351)
Federal income tax cost of investments	$4,357,331

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 141

  Ultra KBW Regional Banking  KRU

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$15,253	$(341)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	1,139,117	21,871
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	2,003,834	8,786
Equity Index Swap Agreement with Societe Generale, based on the KBW Regional Banking IndexSM	1,996,525	104,537
Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	368,347	6,119
		$140,972

See accompanying notes to the financial statements.

142 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  USD  Ultra Semiconductors

Shares		Value
	Common Stocks (a) — 75.0%
	Communications Equipment — 0.5%
3,522	InterDigital, Inc.	$150,319
	Computers & Peripherals — 2.3%
19,949	SanDisk Corp.*	780,006
	Semiconductors & Semiconductor Equipment — 72.2%
49,672	Advanced Micro Devices, Inc.*	109,278
26,422	Altera Corp.	855,809
24,688	Analog Devices, Inc.	1,002,333
102,209	Applied Materials, Inc.	1,096,703
36,352	Atmel Corp.*	203,208
42,477	Broadcom Corp., Class A*	1,375,405
1,925	Cabot Microelectronics Corp.	62,793
4,114	Cavium, Inc.*	144,936
5,335	Cirrus Logic, Inc.*	167,092
9,577	Cree, Inc.*	309,433
2,564	Cymer, Inc.*	224,863
11,287	Cypress Semiconductor Corp.*	114,563
10,458	Fairchild Semiconductor International, Inc.*	139,510
2,240	Hittite Microwave Corp.*	135,923
11,848	Integrated Device Technology, Inc.*	74,287
413,211	Intel Corp.	8,086,539
5,727	International Rectifier Corp.*	97,817
10,538	Intersil Corp., Class A	75,136
13,754	KLA-Tencor Corp.	625,394
14,170	Lam Research Corp.*	497,650
19,019	Linear Technology Corp.	631,241
46,050	LSI Corp.*	310,377
40,018	Marvell Technology Group Ltd.	339,353
24,135	Maxim Integrated Products, Inc.	704,501
15,998	Microchip Technology, Inc.	486,659
84,042	Micron Technology, Inc.*	502,571
7,347	Microsemi Corp.*	140,622
51,165	NVIDIA Corp.	612,957
4,360	OmniVision Technologies, Inc.*	65,836
37,627	ON Semiconductor Corp.*	249,467
17,217	PMC-Sierra, Inc.*	88,668
22,855	RF Micro Devices, Inc.*	98,734
5,446	Semtech Corp.*	148,948
3,172	Silicon Laboratories, Inc.*	132,653
15,763	Skyworks Solutions, Inc.*	357,032
15,493	Teradyne, Inc.*	242,310
4,291	Tessera Technologies, Inc.	69,729
93,971	Texas Instruments, Inc.	2,769,325
Shares		Value
	Common Stocks (a) (continued)
13,524	TriQuint Semiconductor, Inc.*	$68,431
21,654	Xilinx, Inc.	750,311
		24,168,397
	Total Common Stocks (Cost $28,389,523)	25,098,722
Principal Amount
	U.S. Government & Agency Security (a) — 7.9%
	Federal Home Loan Bank
$2,632,065	0.00%, due 12/03/12	2,632,065
	Total U.S. Government & Agency Security (Cost $2,632,065)	2,632,065
	Repurchase Agreements (a)(b) — 22.1%
7,401,622	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $7,401,747	7,401,622
	Total Repurchase Agreements (Cost $7,401,622)	7,401,622
	Total Investment Securities (Cost $38,423,210) — 105.0%	35,132,409
	Liabilities in excess of other assets — (5.0%)	(1,657,633)
	Net Assets — 100.0%	$33,474,776

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $13,124,666.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,545
Aggregate gross unrealized depreciation	(3,678,836)
Net unrealized depreciation	$(3,382,291)
Federal income tax cost of investments	$38,514,700

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 143

  Ultra Semiconductors  USD

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$2,799,724	$(602,035)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	180,439	(8,178)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	8,268,582	(282,919)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	13,355,172	(1,258,369)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	9,696,929	(348,867)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	7,548,234	(171,648)
		$(2,672,016)

See accompanying notes to the financial statements.

144 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  ROM  Ultra Technology

Shares		Value
	Common Stocks (a) — 25.0%
	Commercial Services & Supplies — 0.0% ‡
1,594	Pitney Bowes, Inc.	$17,837
	Communications Equipment — 2.9%
465	Acme Packet, Inc.*	9,277
503	ADTRAN, Inc.	9,879
900	Arris Group, Inc.*	12,573
847	Aruba Networks, Inc.*	16,500
3,662	Brocade Communications Systems, Inc.*	20,800
796	Ciena Corp.*	11,845
42,028	Cisco Systems, Inc.	794,749
628	F5 Networks, Inc.*	58,831
727	Finisar Corp.*	9,865
900	Harris Corp.	42,417
339	InterDigital, Inc.	14,469
1,843	JDS Uniphase Corp.*	22,356
4,184	Juniper Networks, Inc.*	75,228
2,275	Motorola Solutions, Inc.	123,874
336	Plantronics, Inc.	11,300
1,405	Polycom, Inc.*	14,696
13,533	QUALCOMM, Inc.	860,969
1,226	Riverbed Technology, Inc.*	21,945
2,743	Tellabs, Inc.	9,765
315	ViaSat, Inc.*	12,042
		2,153,380
	Computers & Peripherals — 7.4%
379	3D Systems Corp.*	16,945
7,447	Apple, Inc.	4,358,580
11,576	Dell, Inc.	111,593
502	Diebold, Inc.	15,015
370	Electronics for Imaging, Inc.*	6,793
16,674	EMC Corp.*	413,849
15,621	Hewlett-Packard Co.	202,917
513	Lexmark International, Inc., Class A	12,481
1,264	NCR Corp.*	30,247
2,886	NetApp, Inc.*	91,515
749	QLogic Corp.*	7,100
1,919	SanDisk Corp.*	75,033
2,809	Seagate Technology plc	70,506
262	Synaptics, Inc.*	7,001
1,768	Western Digital Corp.	59,122
		5,478,697
Shares		Value
	Common Stocks (a) (continued)
	Electronic Equipment, Instruments & Components — 0.3%
11,830	Corning, Inc.	$144,681
1,192	Ingram Micro, Inc., Class A*	19,310
353	Insight Enterprises, Inc.*	5,980
300	Tech Data Corp.*	13,251
		183,222
	Health Care Technology — 0.2%
1,361	Allscripts Healthcare Solutions, Inc.*	15,134
286	athenahealth, Inc.*	18,216
1,156	Cerner Corp.*	89,266
316	Quality Systems, Inc.	5,755
		128,371
	Household Durables — 0.1%
867	Garmin Ltd.	33,718
	Internet Software & Services — 2.7%
1,409	Akamai Technologies, Inc.*	51,597
665	AOL, Inc.*	24,951
840	EarthLink, Inc.	5,544
383	Equinix, Inc.*	71,146
3,915	Facebook, Inc., Class A*	109,620
2,105	Google, Inc., Class A*	1,470,069
640	IAC/InterActiveCorp	30,176
341	j2 Global, Inc.	10,312
862	Rackspace Hosting, Inc.*	59,581
1,243	VeriSign, Inc.*	42,424
8,282	Yahoo!, Inc.*	155,453
		2,030,873
	IT Services — 2.8%
1,317	Amdocs Ltd.	44,067
180	CACI International, Inc., Class A*	9,207
2,372	Cognizant Technology Solutions Corp., Class A*	159,469
1,234	Computer Sciences Corp.	46,966
244	DST Systems, Inc.	14,064
742	Gartner, Inc.*	35,527
8,534	International Business Machines Corp.	1,622,057
2,254	SAIC, Inc.	25,989
1,339	Teradata Corp.*	79,644
349	Unisys Corp.*	6,031
857	VeriFone Systems, Inc.*	26,044
		2,069,065

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 145

  Ultra Technology  ROM

Shares		Value
	Common Stocks (a) (continued)
	Office Electronics — 0.1%
10,385	Xerox Corp.	$70,722
	Semiconductors & Semiconductor Equipment — 3.1%
4,778	Advanced Micro Devices, Inc.*	10,512
2,542	Altera Corp.	82,335
2,375	Analog Devices, Inc.	96,425
9,832	Applied Materials, Inc.	105,497
3,497	Atmel Corp.*	19,548
4,086	Broadcom Corp., Class A*	132,305
185	Cabot Microelectronics Corp.	6,035
396	Cavium, Inc.*	13,951
513	Cirrus Logic, Inc.*	16,067
921	Cree, Inc.*	29,758
247	Cymer, Inc.*	21,662
1,086	Cypress Semiconductor Corp.*	11,023
1,006	Fairchild Semiconductor International, Inc.*	13,420
215	Hittite Microwave Corp.*	13,046
1,140	Integrated Device Technology, Inc.*	7,148
39,748	Intel Corp.	777,868
551	International Rectifier Corp.*	9,411
1,014	Intersil Corp., Class A	7,230
1,323	KLA-Tencor Corp.	60,157
1,361	Lam Research Corp.*	47,798
1,829	Linear Technology Corp.	60,705
4,430	LSI Corp.*	29,858
3,849	Marvell Technology Group Ltd.	32,640
2,321	Maxim Integrated Products, Inc.	67,750
1,539	Microchip Technology, Inc.	46,816
8,084	Micron Technology, Inc.*	48,342
707	Microsemi Corp.*	13,532
4,922	NVIDIA Corp.	58,966
419	OmniVision Technologies, Inc.*	6,327
3,619	ON Semiconductor Corp.*	23,994
1,656	PMC-Sierra, Inc.*	8,529
2,198	RF Micro Devices, Inc.*	9,495
524	Semtech Corp.*	14,331
305	Silicon Laboratories, Inc.*	12,755
1,516	Skyworks Solutions, Inc.*	34,337
1,490	Teradyne, Inc.*	23,304
413	Tessera Technologies, Inc.	6,711
9,039	Texas Instruments, Inc.	266,379
1,301	TriQuint Semiconductor, Inc.*	6,583
2,083	Xilinx, Inc.	72,176
		2,324,726
Shares		Value
	Common Stocks (a) (continued)
	Software — 5.4%
312	ACI Worldwide, Inc.*	$13,450
3,907	Adobe Systems, Inc.*	135,221
254	Advent Software, Inc.*	5,654
734	ANSYS, Inc.*	48,686
743	Aspen Technology, Inc.*	19,311
1,803	Autodesk, Inc.*	59,733
1,166	BMC Software, Inc.*	47,759
2,720	CA, Inc.	60,275
2,184	Cadence Design Systems, Inc.*	27,802
1,485	Citrix Systems, Inc.*	90,823
332	CommVault Systems, Inc.*	22,032
1,713	Compuware Corp.*	16,017
358	Concur Technologies, Inc.*	23,524
269	Fair Isaac Corp.	11,519
1,043	Fortinet, Inc.*	20,839
862	Informatica Corp.*	23,162
2,193	Intuit, Inc.	131,383
340	JDA Software Group, Inc.*	15,184
743	Mentor Graphics Corp.*	11,093
637	MICROS Systems, Inc.*	27,684
59,944	Microsoft Corp.	1,595,709
1,957	Nuance Communications, Inc.*	43,524
30,256	Oracle Corp.	971,218
943	Parametric Technology Corp.*	19,086
503	Progress Software Corp.*	10,115
585	QLIK Technologies, Inc.*	11,337
1,534	Red Hat, Inc.*	75,780
822	Rovi Corp.*	12,609
1,016	Salesforce.com, Inc.*	160,193
483	SolarWinds, Inc.*	27,062
556	Solera Holdings, Inc.	28,779
5,585	Symantec Corp.*	104,775
1,185	Synopsys, Inc.*	38,868
1,223	TIBCO Software, Inc.*	30,636
213	Ultimate Software Group, Inc.*	20,131
678	VMware, Inc., Class A*	61,664
		4,022,637
	Total Common Stocks (Cost $19,078,611)	18,513,248

See accompanying notes to the financial statements.

146 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  ROM  Ultra Technology

Principal Amount		Value
	U.S. Government & Agency Security (a) — 19.2%
	Federal Home Loan Bank
$14,207,885	0.00%, due 12/03/12	$14,207,885
	Total U.S. Government & Agency Security (Cost $14,207,885)	14,207,885
	Repurchase Agreements (a)(b) — 38.4%
28,479,149	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $28,479,636	28,479,149
	Total Repurchase Agreements (Cost $28,479,149)	28,479,149
	Total Investment Securities (Cost $61,765,645) — 82.6%	61,200,282
	Other assets less liabilities — 17.4%	12,936,193
	Net Assets — 100.0%	$74,136,475

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $13,405,794.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$784,424
Aggregate gross unrealized depreciation	(1,397,537)
Net unrealized depreciation	$(613,113)
Federal income tax cost of investments	$61,813,395

Swap Agreements

Ultra Technology had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. TechnologySM Index	$25,545,633	$(904,549)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. TechnologySM Index	8,303,148	(926,337)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	72,783,236	3,491,201
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	8,428,794	(493,831)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	1,909,180	441,314
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	7,007,930	1,576,484
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	3,929,891	182,792
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	1,855,362	328,833
		$3,695,907

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 147

  Ultra Telecommunications  LTL

Shares		Value
	Common Stocks (a) — 49.5%
	Diversified Financial Services — 2.1%
4,008	Leucadia National Corp.	$88,777
	Diversified Telecommunication Services — 28.6%
7,756	AT&T, Inc.	264,712
956	Atlantic Tele-Network, Inc.	35,257
3,790	Cbeyond, Inc.*	28,160
3,944	CenturyLink, Inc.	153,185
10,292	Cincinnati Bell, Inc.*	54,856
2,776	Consolidated Communications Holdings, Inc.	41,751
19,589	Frontier Communications Corp.	94,223
3,885	General Communication, Inc., Class A*	32,751
3,554	Level 3 Communications, Inc.*	67,028
3,365	tw telecom, inc.*	86,447
5,431	Verizon Communications, Inc.	239,616
16,377	Vonage Holdings Corp.*	39,796
9,676	Windstream Corp.	81,085
		1,218,867
	Wireless Telecommunication Services — 18.8%
2,329	Crown Castle International Corp.*	157,254
6,135	Leap Wireless International, Inc.*	39,876
7,771	MetroPCS Communications, Inc.*	82,761
8,773	NII Holdings, Inc.*	44,479
2,003	NTELOS Holdings Corp.	25,839
1,825	SBA Communications Corp., Class A*	125,597
2,304	Shenandoah Telecommunications Co.	32,026
26,757	Sprint Nextel Corp.*	153,318
2,918	Telephone & Data Systems, Inc.	67,143
1,132	United States Cellular Corp.*	39,450
2,875	USA Mobility, Inc.	33,235
		800,978
	Total Common Stocks (Cost $2,032,257)	2,108,622
Principal Amount		Value
	U.S. Government & Agency Security (a) — 5.7%
	Federal Home Loan Bank
$241,019	0.00%, due 12/03/12	$241,019
	Total U.S. Government & Agency Security (Cost $241,019)	241,019
	Repurchase Agreements (a)(b) — 10.3%
438,923	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $438,930	438,923
	Total Repurchase Agreements (Cost $438,923)	438,923
	Total Investment Securities (Cost $2,712,199) — 65.5%	2,788,564
	Other assets less liabilities — 34.5%	1,469,337
	Net Assets — 100.0%	$4,257,901

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $909,010.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,485
Aggregate gross unrealized depreciation	(80,308)
Net unrealized appreciation	$76,177
Federal income tax cost of investments	$2,712,387

See accompanying notes to the financial statements.

148 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  LTL  Ultra Telecommunications

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. Select TelecommunicationsSM Index	$47,136	$(793)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	13,064	35,137
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	321,548	187,095
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	6,910	(4,008)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	4,903,031	(306,340)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Select TelecommunicationsSM Index	179,845	(3,143)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Select TelecommunicationsSM Index	749,571	76,454
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	67,577	(1,143)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	116,146	(3,555)
		$(20,296)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 149

  Ultra Utilities  UPW

Shares		Value
	Common Stocks (a) — 69.5%
	Electric Utilities — 36.6%
728	ALLETE, Inc.	$28,545
10,245	American Electric Power Co., Inc.	436,949
1,283	Cleco Corp.	51,692
14,876	Duke Energy Corp.	949,386
6,884	Edison International	313,084
848	El Paso Electric Co.	27,009
3,746	Entergy Corp.	238,021
18,034	Exelon Corp.	544,988
8,836	FirstEnergy Corp.	375,177
3,235	Great Plains Energy, Inc.	65,509
2,051	Hawaiian Electric Industries, Inc.	51,090
1,060	IDACORP, Inc.	45,273
1,088	ITC Holdings Corp.	85,462
8,932	NextEra Energy, Inc.	613,718
6,630	Northeast Utilities	256,846
4,986	NV Energy, Inc.	91,393
4,836	Pepco Holdings, Inc.	95,463
2,314	Pinnacle West Capital Corp.	119,078
1,683	PNM Resources, Inc.	35,562
1,596	Portland General Electric Co.	43,140
12,269	PPL Corp.	360,095
18,482	Southern Co. (The)	804,891
1,070	UIL Holdings Corp.	38,381
872	UNS Energy Corp.	37,130
2,669	Westar Energy, Inc.	76,600
10,301	Xcel Energy, Inc.	278,642
		6,063,124
	Gas Utilities — 5.1%
2,483	AGL Resources, Inc.	96,787
1,905	Atmos Energy Corp.	66,694
442	Laclede Group, Inc. (The)	17,994
1,760	National Fuel Gas Co.	91,661
879	New Jersey Resources Corp.	35,670
567	Northwest Natural Gas Co.	24,869
4,332	ONEOK, Inc.	194,377
1,523	Piedmont Natural Gas Co., Inc.	47,000
3,712	Questar Corp.	72,829
652	South Jersey Industries, Inc.	32,580
975	Southwest Gas Corp.	40,892
2,376	UGI Corp.	78,931
1,090	WGL Holdings, Inc.	42,575
		842,859
	Independent Power Producers & Energy Traders — 2.6%
13,117	AES Corp. (The)	139,958
8,281	Calpine Corp.*	142,930
16,330	GenOn Energy, Inc.*	41,642
4,814	NRG Energy, Inc.	101,575
		426,105
Shares		Value
	Common Stocks (a) (continued)
	Multi-Utilities — 21.4%
2,345	Alliant Energy Corp.	$105,103
5,126	Ameren Corp.	153,626
1,242	Avista Corp.	29,448
934	Black Hills Corp.	33,334
9,030	CenterPoint Energy, Inc.	178,162
5,599	CMS Energy Corp.	136,784
6,188	Consolidated Edison, Inc.	345,229
12,113	Dominion Resources, Inc.	619,095
3,629	DTE Energy Co.	219,845
1,646	Integrys Energy Group, Inc.	87,518
6,544	NiSource, Inc.	158,168
786	NorthWestern Corp.	27,266
9,010	PG&E Corp.	368,959
10,689	Public Service Enterprise Group, Inc.	321,632
2,774	SCANA Corp.	128,547
4,749	Sempra Energy	324,927
4,301	TECO Energy, Inc.	72,300
1,734	Vectren Corp.	50,720
4,869	Wisconsin Energy Corp.	182,734
		3,543,397
	Oil, Gas & Consumable Fuels — 2.4%
13,793	Spectra Energy Corp.	385,514
	Water Utilities — 1.4%
3,728	American Water Works Co., Inc.	142,298
2,952	Aqua America, Inc.	75,394
886	California Water Service Group	15,948
		233,640
	Total Common Stocks (Cost $11,223,141)	11,494,639
Principal Amount
	U.S. Government & Agency Security (a) — 8.9%
	Federal Home Loan Bank
$1,477,698	0.00%, due 12/03/12	1,477,698
	Total U.S. Government & Agency Security (Cost $1,477,698)	1,477,698

See accompanying notes to the financial statements.

150 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UPW  Ultra Utilities

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.7%
$2,935,024	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,935,074	$2,935,024
	Total Repurchase Agreements (Cost $2,935,024)	2,935,024
	Total Investment Securities (Cost $15,635,863) — 96.1%	15,907,361
	Other assets less liabilities — 3.9%	648,078
	Net Assets — 100.0%	$16,555,439

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $3,613,441.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$806,856
Aggregate gross unrealized depreciation	(553,178)
Net unrealized appreciation	$253,678
Federal income tax cost of investments	$15,653,683

Swap Agreements

Ultra Utilities had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$1,229,438	$57,131
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	38,937	(429)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. UtilitiesSM Index	2,736,128	(34,381)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. UtilitiesSM Index	2,220,403	91,659
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	13,848,714	465,766
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	1,546,156	(39,973)
		$539,773

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 151

  UltraPro Financials  FINU

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 52.4%
177	ACE Ltd. (Insurance)	0.6%	$14,024
244	Aflac, Inc. (Insurance)	0.5%	12,930
253	Allstate Corp. (The) (Insurance)	0.4%	10,241
515	American Express Co. (Consumer Finance)	1.1%	28,788
609	American International Group, Inc.* (Insurance)	0.8%	20,176
206	American Tower Corp. (Real Estate Investment Trusts)	0.6%	15,436
110	Ameriprise Financial, Inc. (Capital Markets)	0.3%	6,674
509	Annaly Capital Management, Inc. (Real Estate Investment Trusts)	0.3%	7,492
168	Aon plc (Insurance)	0.4%	9,542
51	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.3%	6,721
5,623	Bank of America Corp. (Diversified Financial Services)	2.2%	55,443
616	Bank of New York Mellon Corp. (The) (Capital Markets)	0.6%	14,747
365	BB&T Corp. (Commercial Banks)	0.4%	10,282
957	Berkshire Hathaway, Inc., Class B* (Insurance)	3.4%	84,293
67	BlackRock, Inc. (Capital Markets)	0.5%	13,202
79	Boston Properties, Inc. (Real Estate Investment Trusts)	0.3%	8,108
303	Capital One Financial Corp. (Consumer Finance)	0.7%	17,453
572	Charles Schwab Corp. (The) (Capital Markets)	0.3%	7,493
139	Chubb Corp. (The) (Insurance)	0.4%	10,702
1,530	Citigroup, Inc. (Diversified Financial Services)	2.1%	52,892
160	CME Group, Inc. (Diversified Financial Services)	0.3%	8,843
269	Discover Financial Services (Consumer Finance)	0.5%	11,193
157	Equity Residential (Real Estate Investment Trusts)	0.3%	8,715
479	Fifth Third Bancorp (Commercial Banks)	0.3%	7,013
72	Franklin Resources, Inc. (Capital Markets)	0.4%	9,505
235	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.1%	27,681
236	HCP, Inc. (Real Estate Investment Trusts)	0.4%	10,632
133	Health Care REIT, Inc. (Real Estate Investment Trusts)	0.3%	7,832
Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,982	JPMorgan Chase & Co. (Diversified Financial Services)	3.2%	$81,420
163	Loews Corp. (Insurance)	0.3%	6,663
284	Marsh & McLennan Cos., Inc. (Insurance)	0.4%	10,002
56	Mastercard, Inc., Class A (IT Services)	1.1%	27,366
554	MetLife, Inc. (Insurance)	0.7%	18,387
722	Morgan Stanley (Capital Markets)	0.5%	12,180
276	PNC Financial Services Group, Inc. (Commercial Banks)	0.6%	15,495
240	Prologis, Inc. (Real Estate Investment Trusts)	0.3%	8,146
243	Prudential Financial, Inc. (Insurance)	0.5%	12,665
75	Public Storage (Real Estate Investment Trusts)	0.4%	10,548
158	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.0%	24,037
250	State Street Corp. (Capital Markets)	0.4%	11,110
281	SunTrust Banks, Inc. (Commercial Banks)	0.3%	7,629
132	T. Rowe Price Group, Inc. (Capital Markets)	0.3%	8,536
201	Travelers Cos., Inc. (The) (Insurance)	0.6%	14,235
989	U.S. Bancorp (Commercial Banks)	1.3%	31,905
154	Ventas, Inc. (Real Estate Investment Trusts)	0.4%	9,802
273	Visa, Inc., Class A (IT Services)	1.6%	40,871
88	Vornado Realty Trust (Real Estate Investment Trusts)	0.3%	6,726
2,563	Wells Fargo & Co. (Commercial Banks)	3.4%	84,605
281	Weyerhaeuser Co. (Real Estate Investment Trusts)	0.3%	7,744
16,688	Other Common Stocks	14.7%	369,068
	Total Common Stocks (Cost $1,349,506)		1,317,193
Principal Amount
	U.S. Government & Agency Security (a) — 1.9%
	Federal Home Loan Bank
$48,120	0.00%, due 12/03/12		48,120
	Total U.S. Government & Agency Security (Cost $48,120)		48,120
See accompanying notes to the financial statements.

152 :: Summary Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  FINU  UltraPro Financials

Principal Amount		Value
	Repurchase Agreements (a)(b) — 50.0%
$1,258,342	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,258,362	$1,258,342
	Total Repurchase Agreements (Cost $1,258,342)	1,258,342
	Total Investment Securities (Cost $2,655,968) — 104.3%	2,623,655
	Liabilities in excess of other assets — (4.3%)	(108,692)
	Net Assets — 100.0%	$2,514,963

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,403,275.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,406
Aggregate gross unrealized depreciation	(44,775)
Net unrealized depreciation	$(32,369)
Federal income tax cost of investments	$2,656,024

Swap Agreements

UltraPro Financials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$5,178,220	$(104,138)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	1,050,586	(12,201)
		$(116,339)

UltraPro Financials invested, as a percentage of net assets, in the following industries as of November 30, 2012:

Capital Markets	5.7%
Commercial Banks	8.9%
Consumer Finance	2.5%
Diversified Financial Services	8.6%
Hotels, Restaurants & Leisure	0.0%‡
Insurance	12.6%
IT Services	2.9%
Professional Services	0.1%
Real Estate Investment Trusts	10.3%
Real Estate Management & Development	0.3%
Thrifts & Mortgage Finance	0.5%
Other[1]	47.6%
100.0%

‡  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Summary Schedule of Portfolio Investments :: 153

  Ultra MSCI EAFE  EFO

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.4%
	Federal Home Loan Bank
$1,937,495	0.00%, due 12/03/12	$1,937,495
	U.S. Treasury Bill
1,500,000	0.00%, due 02/07/13	1,499,666
	Total U.S. Government & Agency Securities (Cost $3,437,161)	3,437,161
	Repurchase Agreements (a)(b) — 42.4%
4,633,801	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $4,633,880	4,633,801
	Total Repurchase Agreements (Cost $4,633,801)	4,633,801
	Total Investment Securities (Cost $8,070,962) † — 73.8%	8,070,962
	Other assets less liabilities — 26.2%	2,863,608
	Net Assets — 100.0%	$10,934,570

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,006,837.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra MSCI EAFE had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI EAFE Index Fund	$4,386,237	$856,594
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI EAFE Index Fund	8,823,974	499,222
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI EAFE Index Fund	2,282,381	350,972
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI EAFE Index Fund	758,159	150,212
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI EAFE Index Fund	1,125,149	112,771
Swap Agreement with Societe Generale, based on the iShares® MSCI EAFE Index Fund	1,656,496	81,087
Swap Agreement with UBS AG, based on the iShares® MSCI EAFE Index Fund	2,815,248	279,138
		$2,329,996

See accompanying notes to the financial statements.

154 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  EET  Ultra MSCI Emerging Markets

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 36.4%
	Federal Home Loan Bank
$8,689,220	0.00%, due 12/03/12	$8,689,220
	U.S. Treasury Bill
5,000,000	0.00%, due 02/07/13	4,998,890
	Total U.S. Government & Agency Securities (Cost $13,688,110)	13,688,110
	Repurchase Agreements (a)(b) — 59.6%
22,432,366	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $22,432,749	22,432,366
	Total Repurchase Agreements (Cost $22,432,366)	22,432,366
	Total Investment Securities (Cost $36,120,476) † — 96.0%	36,120,476
	Other assets less liabilities — 4.0%	1,487,733
	Net Assets — 100.0%	$37,608,209

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $10,998,871.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra MSCI Emerging Markets had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Citibank, N.A., based on the iShares® MSCI Emerging Markets Index Fund	$4,742,745	$297,062
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Emerging Markets Index Fund	1,060,545	70,481
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Emerging Markets Index Fund	21,700,505	(591,775)
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Emerging Markets Index Fund	6,973,785	200,496
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Emerging Markets Index Fund	6,479,448	329,871
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Emerging Markets Index Fund	9,789,265	601,372
Swap Agreement with Societe Generale, based on the iShares® MSCI Emerging Markets Index Fund	19,008,108	84,981
Swap Agreement with UBS AG, based on the iShares® MSCI Emerging Markets Index Fund	5,548,710	373,520
		$1,366,008

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 155

  Ultra MSCI Europe  UPV

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.6%
	Federal Home Loan Bank
$1,152,802	0.00%, due 12/03/12	$1,152,802
	U.S. Treasury Bill
1,000,000	0.00%, due 02/07/13	999,777
	Total U.S. Government & Agency Securities (Cost $2,152,579)	2,152,579
	Repurchase Agreements (a)(b) — 44.2%
2,745,924	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,745,972	2,745,924
	Total Repurchase Agreements (Cost $2,745,924)	2,745,924
	Total Investment Securities (Cost $4,898,503) † — 78.8%	4,898,503
	Other assets less liabilities — 21.2%	1,315,146
	Net Assets — 100.0%	$6,213,649

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,512,458.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra MSCI Europe had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Vanguard® MSCI Europe ETF Shares ††	$874,950	$140,143
Swap Agreement with Deutsche Bank AG, based on the Vanguard® MSCI Europe ETF Shares ††	2,642,025	219,522
Swap Agreement with Goldman Sachs International, based on the Vanguard® MSCI Europe ETF Shares ††	1,705,688	293,453
Swap Agreement with Merrill Lynch International, based on the Vanguard® MSCI Europe ETF Shares ††	3,967,086	78,011
Swap Agreement with Morgan Stanley & Co. International plc, based on the Vanguard® MSCI Europe ETF Shares ††	227,094	33,493
Swap Agreement with Societe Generale, based on the Vanguard® MSCI Europe ETF Shares ††	1,828,869	288,547
Swap Agreement with UBS AG, based on the Vanguard® MSCI Europe ETF Shares ††	1,176,162	250,607
		$1,303,776

††  In October 2012, Vanguard® announced the approval of a new benchmark index for this reference asset. See Note 17 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

156 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UXJ  Ultra MSCI Pacific ex-Japan

Principal Amount		Value
	U.S. Government & Agency Security (a) — 25.1%
	Federal Home Loan Bank
$888,114	0.00%, due 12/03/12	$888,114
	Total U.S. Government & Agency Security (Cost $888,114)	888,114
	Repurchase Agreements (a)(b) — 59.5%
2,103,803	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,103,838	2,103,803
	Total Repurchase Agreements (Cost $2,103,803)	2,103,803
	Total Investment Securities (Cost $2,991,917) † — 84.6%	2,991,917
	Other assets less liabilities — 15.4%	544,498
	Net Assets — 100.0%	$3,536,415

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $752,979.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Pacific ex-Japan Index Fund	$244,450	$13,819
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	1,009,785	166,673
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Pacific ex-Japan Index Fund	826,067	5,998
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Pacific ex-Japan Index Fund	708,662	187,555
Swap Agreement with Societe Generale, based on the iShares® MSCI Pacific ex-Japan Index Fund	3,711,503	113,606
Swap Agreement with UBS AG, based on the iShares® MSCI Pacific ex-Japan Index Fund	572,495	68,620
		$556,271

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 157

  Ultra MSCI Brazil  UBR

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 29.5%
	Federal Home Loan Bank
$1,600,306	0.00%, due 12/03/12	$1,600,306
	U.S. Treasury Bill
1,000,000	0.00%, due 02/07/13	999,811
	Total U.S. Government & Agency Securities (Cost $2,600,117)	2,600,117
	Repurchase Agreements (a)(b) — 76.6%
6,755,903	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $6,756,018	6,755,903
	Total Repurchase Agreements (Cost $6,755,903)	6,755,903
	Total Investment Securities (Cost $9,356,020) † — 106.1%	9,356,020
	Liabilities in excess of other assets — (6.1%)	(537,689)
	Net Assets — 100.0%	$8,818,331

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $4,321,836.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra MSCI Brazil had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Brazil Index Fund ††	$7,663,643	$(2,457,839)
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Brazil Index Fund ††	2,031,514	189,986
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Brazil Index Fund ††	3,297,123	(1,046,416)
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Brazil Index Fund ††	2,576,691	(23,164)
Swap Agreement with Societe Generale, based on the iShares® MSCI Brazil Index Fund ††	462,454	(182,511)
Swap Agreement with UBS AG, based on the iShares® MSCI Brazil Index Fund ††	1,553,289	(870,586)
		$(4,390,530)

††  In December 2012, iShares® announced the approval of a new benchmark index for this reference asset. See Note 17 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

158 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  XPP  Ultra FTSE China 25

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.3%
	Federal Home Loan Bank
$7,046,376	0.00%, due 12/03/12	$7,046,376
	U.S. Treasury Bill
4,000,000	0.00%, due 02/07/13	3,999,244
	Total U.S. Government & Agency Securities (Cost $11,045,620)	11,045,620
	Repurchase Agreements (a)(b) — 66.8%
19,227,265	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $19,227,592	19,227,265
	Total Repurchase Agreements (Cost $19,227,265)	19,227,265
	Total Investment Securities (Cost $30,272,885) † — 105.1%	30,272,885
	Liabilities in excess of other assets — (5.1%)	(1,474,903)
	Net Assets — 100.0%	$28,797,982

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $10,449,521.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra FTSE China 25 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® FTSE China 25 Index Fund	$1,536,810	$25,158
Swap Agreement with Deutsche Bank AG, based on the iShares® FTSE China 25 Index Fund	3,824,044	(1,602,811)
Swap Agreement with Goldman Sachs International, based on the iShares® FTSE China 25 Index Fund	8,443,707	866,352
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® FTSE China 25 Index Fund	3,791,218	619,035
Swap Agreement with Societe Generale, based on the iShares® FTSE China 25 Index Fund	30,276,724	(1,902,636)
Swap Agreement with UBS AG, based on the iShares® FTSE China 25 Index Fund	9,879,473	213,117
		$(1,781,785)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 159

  Ultra MSCI Japan  EZJ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 34.6%
	Federal Home Loan Bank
$3,145,641	0.00%, due 12/03/12	$3,145,641
	U.S. Treasury Bill
2,500,000	0.00%, due 02/07/13	2,499,443
	Total U.S. Government & Agency Securities (Cost $5,645,084)	5,645,084
	Repurchase Agreements (a)(b) — 40.0%
6,512,328	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $6,512,440	6,512,328
	Total Repurchase Agreements (Cost $6,512,328)	6,512,328
	Total Investment Securities (Cost $12,157,412) † — 74.6%	12,157,412
	Other assets less liabilities — 25.4%	4,135,459
	Net Assets — 100.0%	$16,292,871

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,727,802.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra MSCI Japan had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Japan Index Fund	$19,928,809	$381,368
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Japan Index Fund	2,207,088	(458,997)
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Japan Index Fund	440,966	2,902
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Japan Index Fund	1,974,090	(45,931)
Swap Agreement with Societe Generale, based on the iShares® MSCI Japan Index Fund	6,834,531	668,243
Swap Agreement with UBS AG, based on the iShares® MSCI Japan Index Fund	1,322,459	41,953
		$589,538

See accompanying notes to the financial statements.

160 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UMX  Ultra MSCI Mexico Investable Market

Principal Amount		Value
	U.S. Government & Agency Security (a) — 11.5%
	Federal Home Loan Bank
$256,873	0.00%, due 12/03/12	$256,873
	Total U.S. Government & Agency Security (Cost $256,873)	256,873
	Repurchase Agreements (a)(b) — 42.3%
941,946	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $941,962	941,946
	Total Repurchase Agreements (Cost $941,946)	941,946
	Total Investment Securities (Cost $1,198,819) † — 53.8%	1,198,819
	Other assets less liabilities — 46.2%	1,029,952
	Net Assets — 100.0%	$2,228,771

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $551,243.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra MSCI Mexico Investable Market had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® MSCI Mexico Investable Market Index Fund ††	$489,256	$145,334
Swap Agreement with Deutsche Bank AG, based on the iShares® MSCI Mexico Investable Market Index Fund ††	529,935	149,277
Swap Agreement with Goldman Sachs International, based on the iShares® MSCI Mexico Investable Market Index Fund ††	188,817	8,650
Swap Agreement with Merrill Lynch International, based on the iShares® MSCI Mexico Investable Market Index Fund ††	1,227,524	361,065
Swap Agreement with Morgan Stanley & Co. International plc, based on the iShares® MSCI Mexico Investable Market Index Fund ††	810,606	68,070
Swap Agreement with Societe Generale, based on the iShares® MSCI Mexico Investable Market Index Fund ††	534,738	144,070
Swap Agreement with UBS AG, based on the iShares® MSCI Mexico Investable Market Index Fund ††	682,451	85,383
		$961,849

††  In December 2012, iShares® announced the approval of a new benchmark index for this reference asset. See Note 17 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 161

  Ultra 7-10 Year Treasury  UST

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 65.3%
	U.S. Treasury Bonds
$2,033,400	8.50%, due 02/15/20	$3,092,674
1,628,800	8.75%, due 05/15/20	2,528,458
3,661,000	8.75%, due 08/15/20	5,730,895
2,162,400	7.88%, due 02/15/21	3,291,747
2,160,300	8.13%, due 05/15/21	3,354,710
2,039,800	8.13%, due 08/15/21	3,189,737
6,573,000	8.00%, due 11/15/21	10,275,448
4,302,200	7.25%, due 08/15/22	6,559,174
2,975,600	7.63%, due 11/15/22	4,664,253
		42,687,096
	U.S. Treasury Notes
39,375,200	3.63%, due 02/15/20	46,419,669
32,130,300	3.50%, due 05/15/20	37,655,206
31,161,000	2.63%, due 08/15/20	34,525,414
42,516,300	2.63%, due 11/15/20	47,080,159
34,257,100	3.63%, due 02/15/21	40,616,074
26,222,600	3.13%, due 05/15/21	30,047,412
33,102,700	2.13%, due 08/15/21	35,158,688
31,247,300	2.00%, due 11/15/21	32,777,930
31,461,500	2.00%, due 02/15/22	32,901,847
37,028,400	1.75%, due 05/15/22	37,783,432
46,992,900	1.63%, due 08/15/22	47,238,878
17,156,300	1.63%, due 11/15/22	17,186,458
		439,391,167
	Total Long-Term U.S. Treasury Obligations (Cost $478,609,383)	482,078,263
	U.S. Government & Agency Securities (a) — 12.2%
	Federal Home Loan Bank
90,333,391	0.00%, due 12/03/12	90,333,391
	U.S. Treasury Bill
220,000	0.00%, due 02/07/13	219,975
	Total U.S. Government & Agency Securities (Cost $90,553,366)	90,553,366
Principal Amount		Value
	Repurchase Agreements (a)(b) — 19.5%
$144,409,302	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $144,411,781	$144,409,302
	Total Repurchase Agreements (Cost $144,409,302)	144,409,302
	Total Investment Securities (Cost $713,572,051) — 97.0%	717,040,931
	Other assets less liabilities — 3.0%	22,496,664
	Net Assets — 100.0%	$739,537,595

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $7,232,055.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,421,137
Aggregate gross unrealized depreciation	(27,047)
Net unrealized appreciation	$3,394,090
Federal income tax cost of investments	$713,646,841

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	217	03/19/13	$29,000,016	$33,458

Cash collateral in the amount of $322,245 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

See accompanying notes to the financial statements.

162 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UST  Ultra 7-10 Year Treasury

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$168,561,983	$2,131,176
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	312,867,859	4,614,790
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	442,717	(1,603,149)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	3,771,147	196,749
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	484,612,188	5,852,478
		$11,192,044

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 163

  Ultra 20+ Year Treasury  UBT

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 52.8%
	U.S. Treasury Bonds
$209,600	4.50%, due 02/15/36	$281,814
87,300	4.75%, due 02/15/37	121,729
85,700	5.00%, due 05/15/37	123,602
165,700	4.38%, due 02/15/38	219,850
208,100	4.50%, due 05/15/38	281,341
270,000	3.50%, due 02/15/39	312,567
273,800	4.25%, due 05/15/39	357,608
200,900	4.50%, due 08/15/39	272,424
369,500	4.38%, due 11/15/39	492,041
313,200	4.63%, due 02/15/40	433,170
356,900	4.38%, due 05/15/40	475,681
337,600	3.88%, due 08/15/40	415,802
393,300	4.25%, due 11/15/40	514,363
286,800	4.75%, due 02/15/41	404,747
284,100	4.38%, due 05/15/41	379,074
347,100	3.75%, due 08/15/41	418,201
482,000	3.13%, due 11/15/41	517,811
470,700	3.13%, due 02/15/42	505,120
504,300	3.00%, due 05/15/42	527,546
521,000	2.75%, due 08/15/42	516,848
200,000	2.75%, due 11/15/42	198,188
		7,769,527
	Total Long-Term U.S. Treasury Obligations (Cost $7,757,387)	7,769,527
	U.S. Government & Agency Security (a) — 15.0%
	Federal Home Loan Bank
2,198,865	0.00%, due 12/03/12	2,198,865
	Total U.S. Government & Agency Security (Cost $2,198,865)	2,198,865
Principal Amount		Value
	Repurchase Agreements (a)(b) — 29.4%
$4,317,277	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $4,317,350	$4,317,277
	Total Repurchase Agreements (Cost $4,317,277)	4,317,277
	Total Investment Securities (Cost $14,273,529) — 97.2%	14,285,669
	Other assets less liabilities — 2.8%	412,331
	Net Assets — 100.0%	$14,698,000

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $972,801.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(18,668)
Net unrealized depreciation	$(18,668)
Federal income tax cost of investments	$14,304,337

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	4	03/19/13	$600,250	$(5)

Cash collateral in the amount of $15,120 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

See accompanying notes to the financial statements.

164 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  UBT  Ultra 20+ Year Treasury

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$625,083	$16,020
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	584,971	11,005
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	9,446,605	(106,697)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	5,641,740	295,253
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	4,903,302	122,877
		$338,458

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 165

  Ultra High Yield  UJB

Principal Amount		Value
	U.S. Government & Agency Security (a) — 27.9%
	Federal Home Loan Bank
$1,371,486	0.00%, due 12/03/12	$1,371,486
	Total U.S. Government & Agency Security (Cost $1,371,486)	1,371,486
	Repurchase Agreements (a)(b) — 48.9%
2,409,869	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,409,910	2,409,869
	Total Repurchase Agreements (Cost $2,409,869)	2,409,869
	Total Investment Securities (Cost $3,781,355) † — 76.8%	3,781,355
	Other assets less liabilities — 23.2%	1,143,579
	Net Assets — 100.0%	$4,924,934

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $323,837.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra High Yield had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ High Yield Corporate Bond Fund	$3,577,248	$311,781
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ High Yield Corporate Bond Fund	3,565,928	368,408
Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ High Yield Corporate Bond Fund	2,708,102	59,782
		$739,971

See accompanying notes to the financial statements.

166 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  IGU  Ultra Investment Grade Corporate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 37.9%
	Federal Home Loan Bank
$1,228,615	0.00%, due 12/03/12	$1,228,615
	U.S. Treasury Bill
900,000	0.00%, due 02/07/13	899,897
	Total U.S. Government & Agency Securities (Cost $2,128,512)	2,128,512
	Repurchase Agreements (a)(b) — 36.0%
2,016,826	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,016,860	2,016,826
	Total Repurchase Agreements (Cost $2,016,826)	2,016,826
	Total Investment Securities (Cost $4,145,338) † — 73.9%	4,145,338
	Other assets less liabilities — 26.1%	1,462,996
	Net Assets — 100.0%	$5,608,334

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $962,017.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Ultra Investment Grade Corporate had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Swap Agreement with Citibank, N.A., based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	$1,368,387	$101,699
Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	3,090,633	614,524
Swap Agreement with Deutsche Bank AG, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	1,350,896	103,278
Swap Agreement with Goldman Sachs International, based on the iShares® iBoxx $ Investment Grade Corporate Bond Fund	5,370,855	344,762
		$1,164,263

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 167

INFLATION AND VOLATILITY PROSHARES

  30 Year TIPS/TSY Spread  RINF

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 89.7%
	U.S. Treasury Inflation Index Bond
$3,204,964	0.75%, due 02/15/42	$3,598,349
	Total Long-Term U.S. Treasury Obligation (Cost $3,185,036)	3,598,349
	U.S. Government & Agency Security (a) — 1.7%
	Federal Home Loan Bank
68,095	0.00%, due 12/03/12	68,095
	Total U.S. Government & Agency Security (Cost $68,095)	68,095
	Repurchase Agreements (a)(b) — 2.8%
113,585	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $113,585	113,585
	Total Repurchase Agreements (Cost $113,585)	113,585
	Total Investment Securities (Cost $3,366,716) — 94.2%	3,780,029
	Other assets less liabilities — 5.8%	231,139
	Net Assets — 100.0%	$4,011,168

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $10,009.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$415,591
Aggregate gross unrealized depreciation	(2,278)
Net unrealized appreciation	$413,313
Federal income tax cost of investments	$3,366,716

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$411,247	$101,310
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	(5,498,170)	(421,013)
		$(319,703)

See accompanying notes to the financial statements.

168 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  FINF  Short 30 Year TIPS/TSY Spread

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 87.2%
	U.S. Treasury Bond
$3,060,000	3.13%, due 02/15/42	$3,283,762
	Total Long-Term U.S. Treasury Obligation (Cost $3,041,790)	3,283,762
	U.S. Government & Agency Security (a) — 3.1%
	Federal Home Loan Bank
116,241	0.00%, due 12/03/12	116,241
	Total U.S. Government & Agency Security (Cost $116,241)	116,241
	Repurchase Agreements (a)(b) — 20.4%
767,104	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $767,116	767,104
	Total Repurchase Agreements (Cost $767,104)	767,104
	Total Investment Securities (Cost $3,925,135) — 110.7%	4,167,107
	Liabilities in excess of other assets — (10.7%)	(402,957)
	Net Assets — 100.0%	$3,764,150

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $590,298.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,218
Aggregate gross unrealized depreciation	(226)
Net unrealized appreciation	$239,992
Federal income tax cost of investments	$3,927,115

Swap Agreements

Short 30 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	$(3,765,458)	$(672,176)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index	1,831,501	229,134
		$(443,042)

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 169

  UltraPro 10 Year TIPS/TSY Spread  UINF

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 78.5%
	U.S. Treasury Inflation Index Note
$2,844,330	0.13%, due 07/15/22	$3,125,006
	Total Long-Term U.S. Treasury Obligation (Cost $3,078,434)	3,125,006
	U.S. Government & Agency Security (a) — 1.5%
	Federal Home Loan Bank
58,134	0.00%, due 12/03/12	58,134
	Total U.S. Government & Agency Security (Cost $58,134)	58,134
	Repurchase Agreements (a)(b) — 2.7%
105,906	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $105,906	105,906
	Total Repurchase Agreements (Cost $105,906)	105,906
	Total Investment Securities (Cost $3,242,474) — 82.7%	3,289,046
	Other assets less liabilities — 17.3%	687,303
	Net Assets — 100.0%	$3,976,349

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $158,907.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,572
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$46,572
Federal income tax cost of investments	$3,242,474

Futures Contracts Sold

UltraPro 10 Year TIPS/TSY Spread had the following open short futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	2	03/19/13	$267,281	$(284)

Cash collateral in the amount of $2,876 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro 10 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$(13,010,680)	$(231,416)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	760,433	20,533
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	8,066,725	624,531
		$413,648

See accompanying notes to the financial statements.

170 :: Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

  SINF  UltraPro Short 10 Year TIPS/TSY Spread

Principal Amount		Value
	Long-Term U.S. Treasury Obligation (a) — 72.9%
	U.S. Treasury Note
$2,718,000	1.75%, due 05/15/22	$2,773,422
	Total Long-Term U.S. Treasury Obligation (Cost $2,780,717)	2,773,422
	U.S. Government & Agency Security (a) — 1.7%
	Federal Home Loan Bank
64,967	0.00%, due 12/03/12	64,967
	Total U.S. Government & Agency Security (Cost $64,967)	64,967
	Repurchase Agreements (a)(b) — 5.5%
208,914	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $208,916	208,914
	Total Repurchase Agreements (Cost $208,914)	208,914
	Total Investment Securities (Cost $3,054,598) — 80.1%	3,047,303
	Other assets less liabilities — 19.9%	757,262
	Net Assets — 100.0%	$3,804,565

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $230,383.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(7,295)
Net unrealized depreciation	$(7,295)
Federal income tax cost of investments	$3,054,598

Futures Contracts Purchased

UltraPro Short 10 Year TIPS/TSY Spread had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	1	03/19/13	$133,641	$154

Cash collateral in the amount of $1,532 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro Short 10 Year TIPS/TSY Spread had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	$9,058,474	$594,687
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	(11,392,367)	(102,200)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on positions within the Dow Jones Credit Suisse 10-Year Inflation Breakeven Index	660,761	20,457
		$512,944

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Schedule of Portfolio Investments :: 171

Statements of Assets and Liabilities

172 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF		Credit Suisse 130/30	Hedge Replication ETF	RAFI® Long/Short	Short S&P500®
ASSETS:
Securities and Repurchase Agreements, at cost	$13,081,649	$3,913,533		$69,055,529	$20,785,941	$12,781,845	$1,809,824,390
Securities, at value	13,192,428	4,051,010		72,272,248	18,912,632	11,511,540	1,005,394,389
Repurchase agreements, at value	60,974	7,835		1,132,214	2,164,294	1,629,116	804,430,001
Total Investment Securities	13,253,402	4,058,845		73,404,462	21,076,926	13,140,656	1,809,824,390
Cash	—	—		33	186	21	8
Foreign cash	—	48,180	†	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—		—	29,475	—	8,579,012
Segregated cash balances with custodian for swap agreements	—	—		—	650,046	—	73,593,583
Dividends and interest receivable	56,080	72,994		203,175	11,041	30,111	2,829
Receivable for investments sold	—	—		21,087	—	—	—
Due from counterparty	—	—		—	—	—	—
Receivable for capital shares issued	—	—		—	—	—	—
Receivable from Advisor	310	7,507		—	1,564	1,015	—
Reclaims receivable	2,475	—		—	—	—	—
Receivable for variation margin on futures contracts	—	—		—	—	—	111,842
Unrealized appreciation on swap agreements	—	—		1,882,730	36,825	152,228	12,833,435
Prepaid licensing fees	1,071	—		—	—	849	—
Prepaid expenses	3	38		798	155	140	17,256
Total Assets	13,313,341	4,187,564		75,512,285	21,806,218	13,325,020	1,904,962,355
LIABILITIES:
Cash overdraft	911	—		—	—	—	—
Payable for investments purchased	—	—		—	—	—	—
Payable for capital shares redeemed	—	—		—	—	—	—
Advisory fees payable	—	—		35,662	—	—	1,245,995
Management Services fees payable	—	—		6,223	—	—	166,130
Custodian fees payable	2,920	2,431		10,951	17,221	2,678	38,130
Administration fees payable	1,731	505		9,238	10,931	3,467	19,631
Trustee fees payable	132	26		502	113	81	11,970
Licensing fees payable	—	1,044		21,651	9,601	—	1,052
Professional fees payable	13,599	10,778		9,314	8,640	8,571	27,982
Payable for variation margin on futures contracts	—	—		—	3,263	—	—
Unrealized depreciation on swap agreements	—	—		286,822	16,413	1,856,391	2,340,779
Other liabilities	7,639	849		11,492	1,208	2,465	161,562
Total Liabilities	26,932	15,633		391,855	67,390	1,873,653	4,013,231
NET ASSETS	$13,286,409	$4,171,931		$75,120,430	$21,738,828	$11,451,367	$1,900,949,124
NET ASSETS CONSIST OF:
Paid in Capital	$12,998,222	$4,016,040		$62,012,197	$21,564,828	$13,195,250	$3,464,207,106
Accumulated undistributed net investment income (loss)	10,044	1,234		755,406	(66,796)	29,931	(18,231,719)
Accumulated net realized gains (losses) on investments	106,390	6,956		6,407,986	(56,744)	(428,462)	(1,558,241,486)
Net unrealized appreciation (depreciation) on:
Investments	171,753	145,312		4,348,933	290,985	358,811	—
Futures contracts	—	—		—	(13,857)	—	2,722,567
Swap agreements	—	—		1,595,908	20,412	(1,704,163)	10,492,656
Translation of assets and liabilities denominated in foreign currencies	—	2,389		—	—	—	—
NET ASSETS	$13,286,409	$4,171,931		$75,120,430	$21,738,828	$11,451,367	$1,900,949,124
Shares (unlimited number of shares authorized, no par value)	130,001	100,001		1,150,000	550,000	300,000	55,276,429
Net Asset Value	$102.20	$41.72		$65.32	$39.53	$38.17	$34.39

†Cost of $47,079.

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 173

	Short QQQ®	Short Dow30SM	Short MidCap400	Short Russell2000	Short SmallCap600	UltraShort Russell3000
ASSETS:
Securities and Repurchase Agreements, at cost	$265,854,386	$296,682,904	$27,225,035	$484,828,759	$16,283,778	$1,596,631
Securities, at value	147,181,232	155,019,692	14,000,535	256,977,768	7,717,938	456,173
Repurchase agreements, at value	118,673,154	141,663,212	13,224,500	227,850,991	8,565,840	1,140,458
Total Investment Securities	265,854,386	296,682,904	27,225,035	484,828,759	16,283,778	1,596,631
Cash	2	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	771,290	1,264,500	123,931	1,401,400	—	—
Segregated cash balances with custodian for swap agreements	4,294,974	12,025,312	1,455,291	15,334,381	1,685,226	81,026
Dividends and interest receivable	428	507	48	812	31	4
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	23,232	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	6,270
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	26,328	15,550	—	33,555	—	—
Unrealized appreciation on swap agreements	1,228,703	1,408,714	17,127	992,173	67,936	381
Prepaid licensing fees	—	—	—	—	—	281
Prepaid expenses	1,781	2,491	287	3,414	176	154
Total Assets	272,177,892	311,399,978	28,844,951	502,594,494	18,037,147	1,684,747
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	24,835,161	—	—	9,446,713	1,634,303	—
Advisory fees payable	176,754	177,845	8,024	294,911	4,558	—
Management Services fees payable	25,800	24,367	2,091	42,613	1,510	—
Custodian fees payable	5,724	5,330	1,185	7,296	1,045	94
Administration fees payable	10,253	9,973	3,225	13,456	2,092	378
Trustee fees payable	1,566	1,678	147	3,230	105	9
Licensing fees payable	106,581	63,404	1,354	184,993	4,497	—
Professional fees payable	10,810	11,396	8,651	13,481	8,537	8,439
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	7,975,044	6,067,404	1,590,530	6,269,551	30,792	268,532
Other liabilities	34,582	28,735	6,468	38,703	6,766	711
Total Liabilities	33,182,275	6,390,132	1,621,675	16,314,947	1,694,205	278,163
NET ASSETS	$238,995,617	$305,009,846	$27,223,276	$486,279,547	$16,342,942	$1,406,584
NET ASSETS CONSIST OF:
Paid in Capital	$469,384,975	$504,552,295	$74,638,544	$781,128,545	$48,157,687	$5,500,825
Accumulated undistributed net investment income (loss)	(2,334,381)	(2,617,938)	(298,928)	(4,242,562)	(209,525)	(15,609)
Accumulated net realized gains (losses) on investments	(222,209,050)	(192,863,623)	(45,518,396)	(285,805,670)	(31,642,364)	(3,810,481)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	900,414	597,802	(24,541)	476,612	—	—
Swap agreements	(6,746,341)	(4,658,690)	(1,573,403)	(5,277,378)	37,144	(268,151)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$238,995,617	$305,009,846	$27,223,276	$486,279,547	$16,342,942	$1,406,584
Shares (unlimited number of shares authorized, no par value)	9,375,000	8,775,000	1,050,000	19,275,000	750,000	29,991
Net Asset Value	$25.49	$34.76	$25.93	$25.23	$21.79	$46.90

See accompanying notes to the financial statements.

174 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$1,530,752,101	$354,473,034	$296,668,201	$38,601,765	$304,493,816	$7,202,337
Securities, at value	878,324,432	162,410,049	120,616,266	17,464,432	116,870,886	3,537,775
Repurchase agreements, at value	652,427,669	192,062,985	176,051,935	21,137,333	187,622,930	3,664,562
Total Investment Securities	1,530,752,101	354,473,034	296,668,201	38,601,765	304,493,816	7,202,337
Cash	14	5	5	—	3	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	5,121,316	2,017,730	1,728,150	114,516	782,600	—
Segregated cash balances with custodian for swap agreements	176,317,983	36,532,155	10,392,453	787,253	10,349,272	1,898,316
Dividends and interest receivable	2,324	725	661	79	723	14
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	139
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	65,377	69,241	20,926	—	18,551	—
Unrealized appreciation on swap agreements	29,791,823	6,230,204	2,001,560	1,369	438,618	129,775
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	18,401	5,419	2,618	264	2,462	123
Total Assets	1,742,069,339	399,328,513	310,814,574	39,505,246	316,086,045	9,230,704
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	41,948,246	—	—	—	—	—
Advisory fees payable	1,165,476	241,604	198,151	10,582	166,616	—
Management Services fees payable	155,395	35,299	26,565	2,413	24,932	—
Custodian fees payable	36,297	25,378	6,201	4,479	7,385	577
Administration fees payable	19,312	12,200	10,416	4,114	10,091	1,275
Trustee fees payable	11,973	2,880	1,880	198	2,060	99
Licensing fees payable	10,093	192,418	69,511	4,011	123,382	4,497
Professional fees payable	22,900	11,840	10,613	8,670	10,502	8,511
Payable for variation margin on futures contracts	—	—	—	12	—	—
Unrealized depreciation on swap agreements	5,017,655	20,814,387	10,401,492	3,058,948	36,480,393	358,036
Other liabilities	212,156	85,170	45,735	5,592	47,572	2,227
Total Liabilities	48,599,503	21,421,176	10,770,564	3,099,019	36,872,933	375,222
NET ASSETS	$1,693,469,836	$377,907,337	$300,044,010	$36,406,227	$279,213,112	$8,855,482
NET ASSETS CONSIST OF:
Paid in Capital	$6,159,206,911	$1,897,878,814	$1,039,018,616	$154,894,121	$1,173,701,742	$56,235,703
Accumulated undistributed net investment income (loss)	(17,945,694)	(5,179,072)	(2,824,514)	(344,382)	(2,916,991)	(155,040)
Accumulated net realized gains (losses) on investments	(4,475,056,764)	(1,501,081,660)	(728,928,616)	(115,082,700)	(855,811,508)	(46,996,920)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	2,491,215	873,438	1,178,456	(3,233)	281,644	—
Swap agreements	24,774,168	(14,584,183)	(8,399,932)	(3,057,579)	(36,041,775)	(228,261)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$1,693,469,836	$377,907,337	$300,044,010	$36,406,227	$279,213,112	$8,855,482
Shares (unlimited number of shares authorized, no par value)	30,559,271	12,807,771	6,148,767	1,368,613	10,216,518	318,674
Net Asset Value	$55.42	$29.51	$48.80	$26.60	$27.33	$27.79
See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 175

	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value
ASSETS:
Securities and Repurchase Agreements, at cost	$453,438,788	$148,124,158	$71,159,644	$8,637,400	$60,067,152	$1,568,856
Securities, at value	210,924,915	76,363,517	31,716,641	3,213,859	14,454,722	365,141
Repurchase agreements, at value	242,513,873	71,760,641	39,443,003	5,423,541	45,612,430	1,203,715
Total Investment Securities	453,438,788	148,124,158	71,159,644	8,637,400	60,067,152	1,568,856
Cash	2	1	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	2,737,098	724,880	278,190	45,901	86,450	—
Segregated cash balances with custodian for swap agreements	77,952,428	7,990,329	5,236,145	700,752	5,705,752	15,546
Dividends and interest receivable	927	274	155	21	182	5
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	1,392	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	35,259	25,169	3,165	—	1,952	—
Unrealized appreciation on swap agreements	4,971,207	—	2,003,225	164,849	361,123	276
Prepaid licensing fees	—	—	—	—	—	238
Prepaid expenses	5,544	5,702	1,969	88	588	17
Total Assets	539,141,253	156,870,513	78,682,493	9,550,403	66,223,199	1,584,938
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	8,064,044	—	—	—	—
Advisory fees payable	322,153	81,221	42,513	—	31,110	859
Management Services fees payable	42,953	13,010	6,609	—	5,491	127
Custodian fees payable	6,731	1,336	676	516	877	215
Administration fees payable	13,395	7,309	5,626	1,133	5,291	394
Trustee fees payable	3,566	1,233	636	56	435	10
Licensing fees payable	1,868	64,103	19,368	1,458	27,295	—
Professional fees payable	15,146	10,727	9,659	8,521	9,179	8,432
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	59,192,415	9,186,271	7,962,800	641,586	12,281,519	71,720
Other liabilities	33,914	8,951	4,472	947	4,015	1,121
Total Liabilities	59,632,141	17,438,205	8,052,359	654,217	12,365,212	82,878
NET ASSETS	$479,509,112	$139,432,308	$70,630,134	$8,896,186	$53,857,987	$1,502,060
NET ASSETS CONSIST OF:
Paid in Capital	$1,178,597,435	$278,984,525	$129,787,158	$22,987,641	$136,851,981	$23,343,786
Accumulated undistributed net investment income (loss)	(5,033,205)	(1,276,202)	(746,093)	(97,888)	(629,922)	(17,032)
Accumulated net realized gains (losses) on investments	(639,622,642)	(129,453,081)	(52,669,633)	(13,521,653)	(70,479,134)	(21,753,250)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(211,268)	363,337	218,277	4,823	35,458	—
Swap agreements	(54,221,208)	(9,186,271)	(5,959,575)	(476,737)	(11,920,396)	(71,444)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$479,509,112	$139,432,308	$70,630,134	$8,896,186	$53,857,987	$1,502,060
Shares (unlimited number of shares authorized, no par value)	12,229,628	3,449,651	999,668	224,963	1,419,932	75,000
Net Asset Value	$39.21	$40.42	$70.65	$39.55	$37.93	$20.03

See accompanying notes to the financial statements.

176 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials
ASSETS:
Securities and Repurchase Agreements, at cost	$1,827,142	$1,307,381	$1,829,238	$4,492,706	$7,246,329	$8,241,770
Securities, at value	477,101	351,068	493,282	1,367,948	1,972,907	3,976,691
Repurchase agreements, at value	1,350,041	956,313	1,335,956	3,124,758	5,273,422	4,265,079
Total Investment Securities	1,827,142	1,307,381	1,829,238	4,492,706	7,246,329	8,241,770
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	208,803	133,883	243,927	17,839	188,039	310,526
Dividends and interest receivable	5	4	5	12	20	16
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	180	1,895	1,444	—	—	965
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	6,489	—	21,620	23,239	279,603
Prepaid licensing fees	55	322	84	—	—	—
Prepaid expenses	35	13	18	43	82	250
Total Assets	2,036,220	1,449,987	2,074,716	4,532,220	7,457,709	8,833,130
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	880	1,605	—
Management Services fees payable	—	—	—	354	597	—
Custodian fees payable	188	104	111	224	504	159
Administration fees payable	433	367	421	688	1,080	1,035
Trustee fees payable	8	8	12	26	25	64
Licensing fees payable	—	—	—	814	1,905	1,438
Professional fees payable	8,421	8,437	8,441	8,459	8,435	8,533
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	49,846	172,777	197,088	456,075	562,286	4,068
Other liabilities	951	798	968	1,060	1,642	860
Total Liabilities	59,847	182,491	207,041	468,580	578,079	16,157
NET ASSETS	$1,976,373	$1,267,496	$1,867,675	$4,063,640	$6,879,630	$8,816,973
NET ASSETS CONSIST OF:
Paid in Capital	$30,288,936	$11,902,221	$19,941,615	$34,218,072	$44,768,909	$11,570,575
Accumulated undistributed net investment income (loss)	(28,947)	(14,559)	(20,542)	(45,985)	(103,199)	(82,310)
Accumulated net realized gains (losses) on investments	(28,233,770)	(10,453,878)	(17,856,310)	(29,673,992)	(37,247,033)	(2,946,827)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(49,846)	(166,288)	(197,088)	(434,455)	(539,047)	275,535
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$1,976,373	$1,267,496	$1,867,675	$4,063,640	$6,879,630	$8,816,973
Shares (unlimited number of shares authorized, no par value)	37,479	37,463	56,218	131,196	269,978	250,000
Net Asset Value	$52.73	$33.83	$33.22	$30.97	$25.48	$35.27

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 177

	Short Financials	Short Oil & Gas	Short Real Estate	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology
ASSETS:
Securities and Repurchase Agreements, at cost	$77,417,342	$4,586,754	$26,560,543	$4,580,595	$31,244,169	$5,762,187
Securities, at value	41,069,206	2,194,413	9,245,497	1,424,078	11,026,637	1,222,019
Repurchase agreements, at value	36,348,136	2,392,341	17,315,046	3,156,517	20,217,532	4,540,168
Total Investment Securities	77,417,342	4,586,754	26,560,543	4,580,595	31,244,169	5,762,187
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	6,453,136	150,695	891,403	—	4,764,239	218,724
Dividends and interest receivable	130	9	62	12	75	18
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	3,582	—	3,671
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	205,421	154,632	288,503	18,732	1,836,595	—
Prepaid licensing fees	—	—	—	539	—	986
Prepaid expenses	743	70	300	52	435	263
Total Assets	84,076,772	4,892,160	27,740,811	4,603,512	37,845,513	5,985,849
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	46,944	1,409	8,171	—	21,810	—
Management Services fees payable	6,546	403	2,191	—	3,458	—
Custodian fees payable	3,182	312	735	466	1,821	86
Administration fees payable	5,614	969	2,925	854	4,888	635
Trustee fees payable	497	26	150	22	236	33
Licensing fees payable	20,937	692	6,238	—	10,864	—
Professional fees payable	8,883	8,464	8,719	8,420	8,542	8,489
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,762,299	18,897	263,837	120,952	277,488	1,073,333
Other liabilities	8,845	2,208	1,955	3,115	59,356	717
Total Liabilities	1,863,747	33,380	294,921	133,829	388,463	1,083,293
NET ASSETS	$82,213,025	$4,858,780	$27,445,890	$4,469,683	$37,457,050	$4,902,556
NET ASSETS CONSIST OF:
Paid in Capital	$209,490,760	$12,950,384	$44,516,151	$15,278,047	$303,277,959	$9,005,777
Accumulated undistributed net investment income (loss)	(926,040)	(63,707)	(313,211)	(60,963)	(492,753)	(36,566)
Accumulated net realized gains (losses) on investments	(124,794,817)	(8,163,632)	(16,781,716)	(10,645,181)	(266,887,263)	(2,993,322)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,556,878)	135,735	24,666	(102,220)	1,559,107	(1,073,333)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$82,213,025	$4,858,780	$27,445,890	$4,469,683	$37,457,050	$4,902,556
Shares (unlimited number of shares authorized, no par value)	2,775,000	150,000	950,000	100,000	640,969	74,993
Net Asset Value	$29.63	$32.39	$28.89	$44.70	$58.44	$65.37

See accompanying notes to the financial statements.

178 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas
ASSETS:
Securities and Repurchase Agreements, at cost	$2,286,706	$5,871,974	$186,705,892	$5,557,956	$7,475,394	$49,193,050
Securities, at value	674,740	2,607,348	76,751,984	1,369,843	2,461,745	17,414,713
Repurchase agreements, at value	1,611,966	3,264,626	109,953,908	4,188,113	5,013,649	31,778,337
Total Investment Securities	2,286,706	5,871,974	186,705,892	5,557,956	7,475,394	49,193,050
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	187,089	605,680	16,307,735	562,604	234,861	12,147,317
Dividends and interest receivable	6	12	419	16	19	117
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	3,116	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	1,410	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	1,272,950	1,250	23,026	2,137,515
Prepaid licensing fees	159	—	—	—	—	—
Prepaid expenses	22	72	2,097	36	51	836
Total Assets	2,475,392	6,477,738	204,289,093	6,124,978	7,733,351	63,478,835
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	8,210,789	—	—	—
Advisory fees payable	—	380	115,225	480	1,688	40,430
Management Services fees payable	—	510	16,173	440	612	5,905
Custodian fees payable	125	299	8,362	84	300	2,187
Administration fees payable	476	946	8,127	590	780	5,419
Trustee fees payable	18	51	1,115	38	49	443
Licensing fees payable	—	1,244	55,043	373	899	17,890
Professional fees payable	8,432	8,446	9,781	8,490	8,478	9,016
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	164,550	595,646	7,740,822	937,359	596,849	2,678,601
Other liabilities	1,497	4,596	29,760	854	4,032	30,161
Total Liabilities	175,098	612,118	16,195,197	948,708	613,687	2,790,052
NET ASSETS	$2,300,294	$5,865,620	$188,093,896	$5,176,270	$7,119,664	$60,688,783
NET ASSETS CONSIST OF:
Paid in Capital	$22,810,951	$97,001,227	$1,620,195,338	$21,489,472	$53,659,376	$319,878,454
Accumulated undistributed net investment income (loss)	(31,147)	(88,719)	(2,509,960)	(39,566)	(63,075)	(772,580)
Accumulated net realized gains (losses) on investments	(20,314,960)	(90,451,242)	(1,423,123,610)	(15,337,527)	(45,902,814)	(257,876,005)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(164,550)	(595,646)	(6,467,872)	(936,109)	(573,823)	(541,086)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$2,300,294	$5,865,620	$188,093,896	$5,176,270	$7,119,664	$60,688,783
Shares (unlimited number of shares authorized, no par value)	37,457	149,870	5,154,330	93,734	243,668	2,819,794
Net Asset Value	$61.41	$39.14	$36.49	$55.22	$29.22	$21.52

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 179

	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$113,901,365	$7,059,815	$11,334,561	$1,824,805	$3,197,218	$1,515,283
Securities, at value	52,724,119	2,214,724	4,403,144	412,706	868,180	188,625
Repurchase agreements, at value	61,177,246	4,845,091	6,931,417	1,412,099	2,329,038	1,326,658
Total Investment Securities	113,901,365	7,059,815	11,334,561	1,824,805	3,197,218	1,515,283
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	10,164,092	725,361	1,017,551	210,884	161,280	—
Dividends and interest receivable	226	19	26	5	9	5
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	932	3,434
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	723,194	3,892,238	347,712	186	15,253	—
Prepaid licensing fees	—	—	—	276	99	2,197
Prepaid expenses	1,216	133	106	22	29	—
Total Assets	124,790,093	11,677,566	12,699,956	2,036,178	3,374,820	1,520,919
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	69,642	4,036	4,329	140	—	—
Management Services fees payable	10,336	965	1,084	—	—	—
Custodian fees payable	4,905	430	330	70	217	287
Administration fees payable	6,648	1,635	1,945	447	512	158
Trustee fees payable	820	67	52	10	18	32
Licensing fees payable	32,809	2,586	2,310	—	—	—
Professional fees payable	9,135	8,493	8,477	8,447	8,456	9,556
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	4,662,340	—	92,332	235,640	424,353	49,111
Other liabilities	40,776	3,891	6,279	692	2,259	2,706
Total Liabilities	4,837,411	22,103	117,138	245,446	435,815	61,850
NET ASSETS	$119,952,682	$11,655,463	$12,582,818	$1,790,732	$2,939,005	$1,459,069
NET ASSETS CONSIST OF:
Paid in Capital	$3,465,495,713	$77,219,950	$79,961,563	$9,204,795	$16,978,941	$2,472,800
Accumulated undistributed net investment income (loss)	(1,276,141)	(137,789)	(118,830)	(22,161)	(29,003)	(9,383)
Accumulated net realized gains (losses) on investments	(3,340,327,744)	(69,318,936)	(67,515,295)	(7,156,448)	(13,601,833)	(955,237)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,939,146)	3,892,238	255,380	(235,454)	(409,100)	(49,111)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$119,952,682	$11,655,463	$12,582,818	$1,790,732	$2,939,005	$1,459,069
Shares (unlimited number of shares authorized, no par value)	4,641,509	254,921	337,318	59,989	99,961	50,001
Net Asset Value	$25.84	$45.72	$37.30	$29.85	$29.40	$29.18

See accompanying notes to the financial statements.

180 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe
ASSETS:
Securities and Repurchase Agreements, at cost	$188,537,646	$265,820,505	$11,964,393	$19,937,646	$95,503,376	$182,662,933
Securities, at value	106,744,300	138,692,351	3,633,655	4,897,288	46,376,811	77,060,913
Repurchase agreements, at value	81,793,346	127,128,154	8,330,738	15,040,358	49,126,565	105,602,020
Total Investment Securities	188,537,646	265,820,505	11,964,393	19,937,646	95,503,376	182,662,933
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	9,934,045	21,485,228	—	982,608	7,550,979	12,831,798
Dividends and interest receivable	297	469	32	60	192	416
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	359	—	—	—	400	2,235
Receivable from Advisor	—	—	1,334	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	3,045,710	410,553	179,402	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	1,398	2,285	155	182	749	1,420
Total Assets	198,473,745	290,354,197	12,376,467	21,099,898	103,055,696	195,498,802
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	3,258,631	—	—	—	1,819,032	10,008,860
Advisory fees payable	83,361	140,261	—	3,412	31,913	34,951
Management Services fees payable	13,354	20,945	—	1,186	5,671	10,295
Custodian fees payable	4,957	3,500	232	568	1,032	2,126
Administration fees payable	7,402	9,264	1,065	2,076	5,344	6,626
Trustee fees payable	1,072	2,016	62	87	734	1,262
Licensing fees payable	76,065	76,062	2,634	4,547	24,988	43,999
Professional fees payable	9,969	11,171	8,534	8,496	9,242	10,498
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	38,597,899	54,633,018	2,694,397	7,524,582	36,382,224	83,929,358
Other liabilities	6,738	32,389	1,075	23,554	24,186	6,155
Total Liabilities	42,059,448	54,928,626	2,707,999	7,568,508	38,304,366	94,054,130
NET ASSETS	$156,414,297	$235,425,571	$9,668,468	$13,531,390	$64,751,330	$101,444,672
NET ASSETS CONSIST OF:
Paid in Capital	$271,344,719	$417,038,384	$13,390,584	$102,717,985	$731,314,280	$282,300,963
Accumulated undistributed net investment income (loss)	(1,848,328)	(2,461,308)	(98,244)	(184,431)	(856,640)	(1,491,511)
Accumulated net realized gains (losses) on investments	(74,484,195)	(127,564,197)	(1,340,028)	(81,656,984)	(629,324,086)	(95,435,422)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(38,597,899)	(51,587,308)	(2,283,844)	(7,345,180)	(36,382,224)	(83,929,358)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$156,414,297	$235,425,571	$9,668,468	$13,531,390	$64,751,330	$101,444,672
Shares (unlimited number of shares authorized, no par value)	3,600,000	8,250,000	250,000	750,000	2,669,744	3,549,847
Net Asset Value	$43.45	$28.54	$38.67	$18.04	$24.25	$28.58

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 181

	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE China 25	UltraShort MSCI Japan	UltraShort MSCI Mexico Investable Market	Short 7-10 Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$2,166,810	$17,141,918	$143,546,525	$10,143,709	$1,513,124	$14,647,788
Securities, at value	375,026	5,457,757	74,469,046	4,083,515	406,672	7,409,516
Repurchase agreements, at value	1,791,784	11,684,161	69,077,479	6,060,194	1,106,452	7,238,272
Total Investment Securities	2,166,810	17,141,918	143,546,525	10,143,709	1,513,124	14,647,788
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	2,876
Segregated cash balances with custodian for swap agreements	151,816	1,142,081	16,066,537	1,206,401	286,471	930,040
Dividends and interest receivable	7	45	261	23	4	25
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	6,920	—	—	1,711	7,483	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	49,394	745,421	1,259,657	60,339	—	—
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	19	125	1,927	65	17	169
Total Assets	2,374,966	19,029,590	160,874,907	11,412,248	1,807,099	15,580,898
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	2,376	85,578	—	—	2,200
Management Services fees payable	—	1,417	12,226	—	—	1,248
Custodian fees payable	75	138	3,474	467	60	702
Administration fees payable	435	1,867	7,118	1,247	413	1,503
Trustee fees payable	16	125	1,165	54	9	93
Licensing fees payable	10,599	10,301	57,682	32,078	10,341	1,567
Professional fees payable	8,454	8,595	10,255	8,485	8,439	8,620
Payable for variation margin on futures contracts	—	—	—	—	—	219
Unrealized depreciation on swap agreements	767,876	1,797,606	19,733,188	1,586,816	416,151	1,144,129
Other liabilities	907	1,818	21,382	4,038	970	1,077
Total Liabilities	788,362	1,824,243	19,932,068	1,633,185	436,383	1,161,358
NET ASSETS	$1,586,604	$17,205,347	$140,942,839	$9,779,063	$1,370,716	$14,419,540
NET ASSETS CONSIST OF:
Paid in Capital	$7,597,371	$35,414,961	$832,270,793	$29,221,811	$14,890,973	$17,101,241
Accumulated undistributed net investment income (loss)	(21,700)	(152,191)	(1,724,498)	(117,995)	(18,704)	(159,043)
Accumulated net realized gains (losses) on investments	(5,270,585)	(17,005,238)	(671,129,925)	(17,798,276)	(13,085,402)	(1,378,245)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	(284)
Swap agreements	(718,482)	(1,052,185)	(18,473,531)	(1,526,477)	(416,151)	(1,144,129)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$1,586,604	$17,205,347	$140,942,839	$9,779,063	$1,370,716	$14,419,540
Shares (unlimited number of shares authorized, no par value)	49,992	224,951	6,644,589	300,000	49,986	450,000
Net Asset Value	$31.74	$76.48	$21.21	$32.60	$27.42	$32.04
See accompanying notes to the financial statements.

182 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$942,807,440	$54,581,470	$5,161,993	$5,043,696	$352,561,552	$3,794,725,320
Securities, at value	433,702,689	25,153,526	2,603,610	1,891,102	173,111,761	1,603,850,561
Repurchase agreements, at value	509,104,751	29,427,944	2,558,383	3,152,594	179,449,791	2,190,874,759
Total Investment Securities	942,807,440	54,581,470	5,161,993	5,043,696	352,561,552	3,794,725,320
Cash	—	—	—	—	2	34,979
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	778,680	—	—	—	92,069	4,021,916
Segregated cash balances with custodian for swap agreements	17,167,484	6,680,317	260,021	—	6,514,536	34,923,228
Dividends and interest receivable	1,894	105	9	11	660	8,412
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	724	—	—	2,036,403	1,984
Receivable from Advisor	—	—	4,895	3,789	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	—	91	—	—
Prepaid expenses	8,314	255	32	48	3,264	33,491
Total Assets	960,763,812	61,262,871	5,426,950	5,047,635	361,208,486	3,833,749,330
LIABILITIES:
Cash overdraft	34,940	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	6,552,705	—	—	8,120,361	9,041,056
Advisory fees payable	489,055	19,007	—	—	181,221	1,788,875
Management Services fees payable	65,761	3,588	—	—	25,058	238,513
Custodian fees payable	13,302	924	63	60	8,000	75,110
Administration fees payable	15,815	3,210	308	446	10,125	21,649
Trustee fees payable	5,624	221	25	33	1,900	20,200
Licensing fees payable	125,754	6,815	5,236	—	64,304	490,981
Professional fees payable	18,665	8,757	8,475	8,489	11,683	40,642
Payable for variation margin on futures contracts	32,188	—	—	—	6,325	166,506
Unrealized depreciation on swap agreements	166,053,945	7,233,685	627,975	270,397	56,363,839	922,725,068
Other liabilities	57,509	2,238	667	941	22,757	426,942
Total Liabilities	166,912,558	13,831,150	642,749	280,366	64,815,573	935,035,542
NET ASSETS	$793,851,254	$47,431,721	$4,784,201	$4,767,269	$296,392,913	$2,898,713,788
NET ASSETS CONSIST OF:
Paid in Capital	$1,249,832,315	$57,081,950	$5,551,322	$5,775,334	$570,893,335	$7,725,267,153
Accumulated undistributed net investment income (loss)	(7,523,806)	(342,684)	(32,967)	(43,795)	(3,262,292)	(28,456,770)
Accumulated net realized gains (losses) on investments	(282,391,734)	(2,073,860)	(106,179)	(693,873)	(214,866,912)	(3,875,327,046)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(11,576)	—	—	—	(7,379)	(44,481)
Swap agreements	(166,053,945)	(7,233,685)	(627,975)	(270,397)	(56,363,839)	(922,725,068)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$793,851,254	$47,431,721	$4,784,201	$4,767,269	$296,392,913	$2,898,713,788
Shares (unlimited number of shares authorized, no par value)	27,750,000	1,450,000	150,000	150,000	10,950,000	48,106,929
Net Asset Value	$28.61	$32.71	$31.89	$31.78	$27.07	$60.26

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 183

	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra Russell3000	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$4,819,493	$22,957,011	$2,686,673	$1,221,258,540	$704,917,621	$195,240,355
Securities, at value	2,099,577	5,916,264	1,254,436	961,394,743	644,845,232	146,531,967
Repurchase agreements, at value	2,719,916	17,040,747	1,489,812	206,904,795	54,493,504	46,880,213
Total Investment Securities	4,819,493	22,957,011	2,744,248	1,168,299,538	699,338,736	193,412,180
Cash	—	—	57	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	11,939,851	4,316,490	1,191,671
Segregated cash balances with custodian for swap agreements	—	—	699,201	5,194,244	395,618	1,728,024
Dividends and interest receivable	10	65	1,413	1,884,157	1,024,044	397,258
Receivable for investments sold	—	—	576	722,895	9,865	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,469	—	10,185	—	—	—
Reclaims receivable	—	—	4	986	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	1,312,745	26,877,296	16,005,726	13,259,719
Prepaid licensing fees	232	1,850	—	—	—	—
Prepaid expenses	109	37	39	15,350	6,212	2,245
Total Assets	4,824,313	22,958,963	4,768,468	1,214,934,317	721,096,691	209,991,097
LIABILITIES:
Cash overdraft	—	—	—	667	—	—
Payable for investments purchased	—	—	—	1,246,278	—	—
Payable for capital shares redeemed	—	—	—	—	25,120,073	—
Advisory fees payable	—	8,368	—	719,953	354,671	110,355
Management Services fees payable	—	1,721	—	95,992	51,890	16,087
Custodian fees payable	36	608	94,809	103,368	18,854	9,186
Administration fees payable	487	1,893	2,396	22,846	18,994	12,404
Trustee fees payable	33	149	22	9,616	4,296	1,198
Licensing fees payable	—	—	913	2,148	265,138	48,024
Professional fees payable	8,485	12,481	8,465	24,255	15,498	10,516
Payable for variation margin on futures contracts	—	—	—	157,000	147,343	15,605
Unrealized depreciation on swap agreements	1,022,707	1,237,535	—	5,495,834	13,784,171	633,379
Other liabilities	713	7,289	1,066	146,280	68,852	30,172
Total Liabilities	1,032,461	1,270,044	107,671	8,024,237	39,849,780	886,926
NET ASSETS	$3,791,852	$21,688,919	$4,660,797	$1,206,910,080	$681,246,911	$209,104,171
NET ASSETS CONSIST OF:
Paid in Capital	$5,402,715	$24,238,331	$623,731	$1,692,862,219	$1,057,554,168	$428,326,210
Accumulated undistributed net investment income (loss)	(29,457)	(74,564)	(34,485)	2,136,257	67,681	174,960
Accumulated net realized gains (losses) on investments	(558,699)	(1,237,313)	2,701,231	(457,423,303)	(374,190,439)	(230,469,735)
Net unrealized appreciation (depreciation) on:
Investments	—	—	57,575	(52,959,002)	(5,578,885)	(1,828,175)
Futures contracts	—	—	—	912,447	1,172,831	274,571
Swap agreements	(1,022,707)	(1,237,535)	1,312,745	21,381,462	2,221,555	12,626,340
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$3,791,852	$21,688,919	$4,660,797	$1,206,910,080	$681,246,911	$209,104,171
Shares (unlimited number of shares authorized, no par value)	150,000	1,350,001	50,000	20,325,000	12,225,000	3,000,000
Net Asset Value	$25.28	$16.07	$93.22	$59.38	$55.73	$69.70

See accompanying notes to the financial statements.

184 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

	Ultra MidCap400	Ultra Russell2000	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM
ASSETS:
Securities and Repurchase Agreements, at cost	$556,675,261	$145,777,098	$16,279,535	$300,753,681	$227,165,995	$47,122,758
Securities, at value	414,677,489	109,160,485	11,924,046	174,121,181	113,485,136	18,658,592
Repurchase agreements, at value	142,042,145	38,583,227	4,813,555	122,868,590	112,596,199	28,297,571
Total Investment Securities	556,719,634	147,743,712	16,737,601	296,989,771	226,081,335	46,956,163
Cash	—	19,356	189	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	3,776,366	1,768,000	—	6,528,894	2,925,840	427,710
Segregated cash balances with custodian for swap agreements	21,268,822	4,315,636	2,757,064	9,645,962	26,143,138	2,630,994
Dividends and interest receivable	405,890	136,271	7,646	331,203	120,626	22,095
Receivable for investments sold	31,381	259,729	594	25,173,486	1,108	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	5,371,627
Receivable from Advisor	—	—	7,229	—	—	—
Reclaims receivable	—	—	—	192	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	16,096,765	11,078,634	51,142	40,535,531	51,725,924	9,202,997
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	2,562	1,839	236	2,775	2,103	653
Total Assets	598,301,420	165,323,177	19,561,701	379,207,814	307,000,074	64,612,239
LIABILITIES:
Cash overdraft	4,860	—	—	122	—	—
Payable for investments purchased	68,515	5,913	—	204,077	—	5,332,664
Payable for capital shares redeemed	—	—	—	25,468,237	—	—
Advisory fees payable	343,261	60,436	—	188,666	133,864	15,387
Management Services fees payable	43,303	13,270	—	26,707	20,856	3,526
Custodian fees payable	17,384	63,300	15,942	38,366	9,826	713
Administration fees payable	18,207	13,916	5,235	15,412	13,751	7,786
Trustee fees payable	1,189	4,166	105	1,510	1,474	222
Licensing fees payable	1,353	158,793	4,497	2,907	96,682	10,221
Professional fees payable	10,832	16,346	8,588	11,089	11,210	8,985
Payable for variation margin on futures contracts	71	45,841	—	85,874	99,543	6,863
Unrealized depreciation on swap agreements	13,581	8,325,123	222,513	369,948	—	137,144
Other liabilities	13,181	27,077	4,566	25,734	16,959	3,456
Total Liabilities	535,737	8,734,181	261,446	26,438,649	404,165	5,526,967
NET ASSETS	$597,765,683	$156,588,996	$19,300,255	$352,769,165	$306,595,909	$59,085,272
NET ASSETS CONSIST OF:
Paid in Capital	$592,402,823	$332,313,882	$19,947,680	$180,186,036	$198,342,201	$30,932,545
Accumulated undistributed net investment income (loss)	74,177	(132,859)	(8,377)	413,690	(447,985)	(1,724)
Accumulated net realized gains (losses) on investments	(11,857,752)	(180,968,370)	(925,743)	134,493,525	56,307,336	19,087,680
Net unrealized appreciation (depreciation) on:
Investments	44,373	1,966,614	458,066	(3,763,910)	(1,084,660)	(166,595)
Futures contracts	1,018,878	656,218	—	1,274,241	1,753,093	167,513
Swap agreements	16,083,184	2,753,511	(171,371)	40,165,583	51,725,924	9,065,853
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$597,765,683	$156,588,996	$19,300,255	$352,769,165	$306,595,909	$59,085,272
Shares (unlimited number of shares authorized, no par value)	8,400,000	3,675,000	375,000	4,100,000	5,800,000	1,100,000
Net Asset Value	$71.16	$42.61	$51.47	$86.04	$52.86	$53.71

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 185

	UltraPro MidCap400	UltraPro Russell2000	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$18,545,444	$53,826,904	$3,785,377	$11,848,221	$5,064,099	$6,468,014
Securities, at value	11,558,634	16,626,118	2,582,727	9,944,663	2,158,766	3,226,847
Repurchase agreements, at value	7,197,557	37,402,495	1,279,497	3,737,739	3,003,217	3,215,321
Total Investment Securities	18,756,191	54,028,613	3,862,224	13,682,402	5,161,983	6,442,168
Cash	—	—	20	104	70	36
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	239,973	1,007,250	—	—	—	—
Segregated cash balances with custodian for swap agreements	820,469	9,872,369	40,264	38,809	463,254	100,304
Dividends and interest receivable	9,887	6,851	6,535	14,809	1,376	1,470
Receivable for investments sold	730	6,847	1,049	9,200	1,341	5,736
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	12,714	31	4,358	2,542
Reclaims receivable	—	—	1	3	7	2
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	4,454,184	15,984,706	1,339,306	681,558	631,600	1,364,925
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	281	1,061	62	129	52	108
Total Assets	24,281,715	80,907,697	5,262,175	14,427,045	6,264,041	7,917,291
LIABILITIES:
Cash overdraft	—	99	—	—	—	—
Payable for investments purchased	1,604	—	574	4,956	—	3,078
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	3,820	10,866	—	—	—	—
Management Services fees payable	1,839	5,815	—	—	—	—
Custodian fees payable	12,962	70,861	14,524	2,816	7,009	9,020
Administration fees payable	5,475	10,063	3,005	3,830	2,762	3,462
Trustee fees payable	137	250	30	90	35	50
Licensing fees payable	1,458	27,631	1,108	4,620	1,437	2,575
Professional fees payable	8,704	9,173	8,478	8,590	8,485	8,519
Payable for variation margin on futures contracts	12	26,174	—	—	—	—
Unrealized depreciation on swap agreements	251,679	4,673	29,904	4,333	36,927	9,936
Other liabilities	2,895	4,191	1,694	2,116	1,267	2,248
Total Liabilities	290,585	169,796	59,317	31,351	57,922	38,888
NET ASSETS	$23,991,130	$80,737,901	$5,202,858	$14,395,694	$6,206,119	$7,878,403
NET ASSETS CONSIST OF:
Paid in Capital	$7,593,557	$48,720,459	$12,263,988	$19,015,011	$5,004,564	$13,553,764
Accumulated undistributed net investment income (loss)	(116,686)	(128,902)	13,408	34,958	(9,014)	(44,961)
Accumulated net realized gains (losses) on investments	12,005,708	15,337,175	(8,460,787)	(7,165,681)	518,012	(6,959,543)
Net unrealized appreciation (depreciation) on:
Investments	210,747	201,709	76,847	1,834,181	97,884	(25,846)
Futures contracts	95,299	627,427	—	—	—	—
Swap agreements	4,202,505	15,980,033	1,309,402	677,225	594,673	1,354,989
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$23,991,130	$80,737,901	$5,202,858	$14,395,694	$6,206,119	$7,878,403
Shares (unlimited number of shares authorized, no par value)	300,000	1,250,000	150,000	225,000	150,000	150,000
Net Asset Value	$79.97	$64.59	$34.69	$63.98	$41.37	$52.52

See accompanying notes to the financial statements.

186 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

	Ultra Russell2000 Value	Ultra Russell2000 Growth	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services
ASSETS:
Securities and Repurchase Agreements, at cost	$8,639,179	$10,364,547	$150,563,851	$25,334,673	$11,243,947	$8,437,900
Securities, at value	5,234,245	8,401,850	119,548,291	16,544,427	9,621,395	8,156,172
Repurchase agreements, at value	2,961,762	1,932,363	11,174,476	8,678,352	1,850,101	435,128
Total Investment Securities	8,196,007	10,334,213	130,722,767	25,222,779	11,471,496	8,591,300
Cash	261	6	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	54,799	55,763	7,204,875	1,794,531	673,356	391,546
Dividends and interest receivable	8,203	8,869	475,180	6,961	13,339	11,459
Receivable for investments sold	8,754	37,104	—	—	—	4,736
Due from counterparty	—	—	499,088	—	11,639	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	10,053	31,605	—	—	—	185
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,009,469	251,712	23,120,493	3,763,755	2,956,281	3,227,406
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	79	129	1,755	232	125	94
Total Assets	9,287,625	10,719,401	162,024,158	30,788,258	15,126,236	12,226,726
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	1,272	23,890	1,107,793	252,470	358,374
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	88,807	6,927	1,618	—
Management Services fees payable	—	—	13,036	2,440	1,147	—
Custodian fees payable	12,824	24,881	8,329	2,864	2,467	5,644
Administration fees payable	2,513	3,058	11,522	4,773	3,366	2,846
Trustee fees payable	57	71	936	240	110	91
Licensing fees payable	2,624	4,113	42,537	10,792	2,798	1,999
Professional fees payable	8,517	8,550	9,985	8,851	8,608	8,572
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	35,271	20,620	—	—	10,867	—
Other liabilities	2,077	3,067	27,517	2,440	1,947	1,932
Total Liabilities	63,883	65,632	226,559	1,147,120	285,398	379,458
NET ASSETS	$9,223,742	$10,653,769	$161,797,599	$29,641,138	$14,840,838	$11,847,268
NET ASSETS CONSIST OF:
Paid in Capital	$15,542,114	$8,945,782	$144,262,225	$24,072,292	$9,193,856	$5,697,681
Accumulated undistributed net investment income (loss)	9,166	(62,664)	1,140,814	(149,055)	12,253	(7,848)
Accumulated net realized gains (losses) on investments	(6,858,564)	1,569,893	13,115,151	2,066,040	2,461,766	2,776,629
Net unrealized appreciation (depreciation) on:
Investments	(443,172)	(30,334)	(19,841,084)	(111,894)	227,549	153,400
Futures contracts	—	—	—	—	—	—
Swap agreements	974,198	231,092	23,120,493	3,763,755	2,945,414	3,227,406
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$9,223,742	$10,653,769	$161,797,599	$29,641,138	$14,840,838	$11,847,268
Shares (unlimited number of shares authorized, no par value)	300,000	225,000	4,725,000	500,000	150,000	150,000
Net Asset Value	$30.75	$47.35	$34.24	$59.28	$98.94	$78.98

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 187

	Ultra Financials	Ultra Health Care	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking
ASSETS:
Securities and Repurchase Agreements, at cost	$633,910,939	$33,691,063	$15,018,419	$194,837,047	$264,664,231	$4,337,407
Securities, at value	579,349,350	33,301,118	4,087,973	162,903,675	92,364,202	3,637,631
Repurchase agreements, at value	63,670,933	4,902,496	10,930,361	30,506,575	172,300,029	668,349
Total Investment Securities	643,020,283	38,203,614	15,018,334	193,410,250	264,664,231	4,305,980
Cash	6,543	—	96	1,307	3	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	25,553,188	2,481,917	1,758,718	42,459	28,236,443	—
Dividends and interest receivable	1,149,878	89,763	710	840,636	666	6,307
Receivable for investments sold	14,216,473	22,069	—	—	—	—
Due from counterparty	—	—	—	580,234	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	6,536
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	76,598,154	3,976,256	2,859,637	8,793,620	52,315,936	141,313
Prepaid licensing fees	—	—	—	—	—	546
Prepaid expenses	8,367	399	221	2,332	3,521	44
Total Assets	760,552,886	44,774,018	19,637,716	203,670,838	345,220,800	4,460,726
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	55,903	—	—	—	—	—
Payable for capital shares redeemed	14,217,505	—	—	—	—	—
Advisory fees payable	450,424	18,319	4,015	113,370	193,021	—
Management Services fees payable	61,630	3,776	1,540	17,249	27,145	—
Custodian fees payable	15,413	3,951	6,913	18,095	4,776	2,092
Administration fees payable	20,089	6,835	4,428	12,800	15,100	2,202
Trustee fees payable	5,120	315	120	1,588	2,369	29
Licensing fees payable	203,079	10,384	4,258	61,252	92,027	—
Professional fees payable	15,829	8,975	8,642	10,476	11,628	8,481
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	8,641,479	293,869	35,506	3,914,258	—	341
Other liabilities	107,061	5,874	5,756	35,398	44,767	774
Total Liabilities	23,793,532	352,298	71,178	4,184,486	390,833	13,919
NET ASSETS	$736,759,354	$44,421,720	$19,566,538	$199,486,352	$344,829,967	$4,446,807
NET ASSETS CONSIST OF:
Paid in Capital	$3,052,718,494	$39,238,924	$12,106,977	$168,998,528	$161,047,501	$5,959,510
Accumulated undistributed net investment income (loss)	1,765,777	64,408	17,156	1,604,231	1,556,947	9,673
Accumulated net realized gains (losses) on investments	(2,394,790,936)	(3,076,550)	4,618,359	25,431,028	129,909,583	(1,631,921)
Net unrealized appreciation (depreciation) on:
Investments	9,109,344	4,512,551	(85)	(1,426,797)	—	(31,427)
Futures contracts	—	—	—	—	—	—
Swap agreements	67,956,675	3,682,387	2,824,131	4,879,362	52,315,936	140,972
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$736,759,354	$44,421,720	$19,566,538	$199,486,352	$344,829,967	$4,446,807
Shares (unlimited number of shares authorized, no par value)	11,659,625	525,000	375,000	4,425,000	5,279,372	100,000
Net Asset Value	$63.19	$84.61	$52.18	$45.08	$65.32	$44.47

See accompanying notes to the financial statements.

188 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE
ASSETS:
Securities and Repurchase Agreements, at cost	$38,423,210	$61,765,645	$2,712,199	$15,635,863	$2,655,968	$8,070,962
Securities, at value	27,730,787	32,721,133	2,349,641	12,972,337	1,365,313	3,437,161
Repurchase agreements, at value	7,401,622	28,479,149	438,923	2,935,024	1,258,342	4,633,801
Total Investment Securities	35,132,409	61,200,282	2,788,564	15,907,361	2,623,655	8,070,962
Cash	—	—	—	—	17	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	958,853	10,927,411	1,599,584	29,452	4	540,711
Dividends and interest receivable	97,294	27,569	308	77,398	2,656	17
Receivable for investments sold	3,551	725	—	—	—	—
Due from counterparty	—	—	—	23,065	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	3,481	—	25,113	3,021
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	6,020,624	298,686	614,556	—	2,329,996
Prepaid licensing fees	—	—	—	—	1,880	821
Prepaid expenses	408	1,019	32	184	—	96
Total Assets	36,192,515	78,177,630	4,690,655	16,652,016	2,653,325	10,945,624
LIABILITIES:
Cash overdraft	107	1,307	—	—	—	—
Payable for investments purchased	—	1,608,412	101,155	—	140	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	11,617	33,988	—	3,221	—	—
Management Services fees payable	2,458	5,829	—	1,322	—	—
Custodian fees payable	1,509	10,847	74	23	9,061	124
Administration fees payable	6,167	8,951	2,096	4,118	323	1,052
Trustee fees payable	165	534	31	106	53	69
Licensing fees payable	7,716	21,923	218	3,735	—	—
Professional fees payable	8,713	9,466	8,476	8,629	9,564	8,556
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	2,672,016	2,324,717	318,982	74,783	116,339	—
Other liabilities	7,271	15,181	1,722	640	2,882	1,253
Total Liabilities	2,717,739	4,041,155	432,754	96,577	138,362	11,054
NET ASSETS	$33,474,776	$74,136,475	$4,257,901	$16,555,439	$2,514,963	$10,934,570
NET ASSETS CONSIST OF:
Paid in Capital	$60,335,072	$55,596,716	$3,708,517	$23,480,679	$1,106,641	$8,975,644
Accumulated undistributed net investment income (loss)	102,713	(168,383)	43,535	87,816	(505)	(86,923)
Accumulated net realized gains (losses) on investments	(21,000,192)	15,577,598	449,780	(7,824,327)	1,557,479	(284,147)
Net unrealized appreciation (depreciation) on:
Investments	(3,290,801)	(565,363)	76,365	271,498	(32,313)	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(2,672,016)	3,695,907	(20,296)	539,773	(116,339)	2,329,996
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$33,474,776	$74,136,475	$4,257,901	$16,555,439	$2,514,963	$10,934,570
Shares (unlimited number of shares authorized, no par value)	1,200,000	1,050,000	75,000	300,000	50,001	150,000
Net Asset Value	$27.90	$70.61	$56.77	$55.18	$50.30	$72.90
See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 189

	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil	Ultra FTSE China 25	Ultra MSCI Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$36,120,476	$4,898,503	$2,991,917	$9,356,020	$30,272,885	$12,157,412
Securities, at value	13,688,110	2,152,579	888,114	2,600,117	11,045,620	5,645,084
Repurchase agreements, at value	22,432,366	2,745,924	2,103,803	6,755,903	19,227,265	6,512,328
Total Investment Securities	36,120,476	4,898,503	2,991,917	9,356,020	30,272,885	12,157,412
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	171,848	30,019	—	3,871,962	344,067	3,583,059
Dividends and interest receivable	2,664	10	8	27	73	24
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	3,948	7,939	2,564	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,957,783	1,303,776	556,271	189,986	1,723,662	1,094,466
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	248	73	24	123	252	1,038
Total Assets	38,253,019	6,236,329	3,556,159	13,420,682	32,340,939	16,835,999
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	14,916	—	—	—	9,373	—
Management Services fees payable	2,577	—	—	—	2,312	99
Custodian fees payable	1,274	94	116	326	687	681
Administration fees payable	2,495	445	422	1,156	2,734	1,930
Trustee fees payable	151	36	7	56	176	84
Licensing fees payable	19,582	12,954	9,942	9,942	8,301	21,179
Professional fees payable	8,703	8,486	8,446	8,551	8,747	8,585
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	591,775	—	—	4,580,516	3,505,447	504,928
Other liabilities	3,337	665	811	1,804	5,180	5,642
Total Liabilities	644,810	22,680	19,744	4,602,351	3,542,957	543,128
NET ASSETS	$37,608,209	$6,213,649	$3,536,415	$8,818,331	$28,797,982	$16,292,871
NET ASSETS CONSIST OF:
Paid in Capital	$37,827,981	$5,286,073	$3,328,166	$17,780,237	$33,720,203	$17,417,642
Accumulated undistributed net investment income (loss)	(239,561)	(33,813)	(21,142)	(109,891)	(268,999)	(188,041)
Accumulated net realized gains (losses) on investments	(1,346,219)	(342,387)	(326,880)	(4,461,485)	(2,871,437)	(1,526,268)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,366,008	1,303,776	556,271	(4,390,530)	(1,781,785)	589,538
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$37,608,209	$6,213,649	$3,536,415	$8,818,331	$28,797,982	$16,292,871
Shares (unlimited number of shares authorized, no par value)	500,000	200,000	100,000	149,948	550,000	300,000
Net Asset Value	$75.22	$31.07	$35.36	$58.81	$52.36	$54.31

See accompanying notes to the financial statements.

190 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate	30 Year TIPS/TSY Spread
ASSETS:
Securities and Repurchase Agreements, at cost	$1,198,819	$713,572,051	$14,273,529	$3,781,355	$4,145,338	$3,366,716
Securities, at value	256,873	572,631,629	9,968,392	1,371,486	2,128,512	3,666,444
Repurchase agreements, at value	941,946	144,409,302	4,317,277	2,409,869	2,016,826	113,585
Total Investment Securities	1,198,819	717,040,931	14,285,669	3,781,355	4,145,338	3,780,029
Cash	—	—	—	—	—	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	322,245	15,120	—	—	—
Segregated cash balances with custodian for swap agreements	80,059	9,280,088	31,993	420,054	310,040	570,000
Dividends and interest receivable	4	2,189,826	42,194	9	7	7,056
Receivable for investments sold	—	34,876,299	197,034	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	7,537	—	631	6,001	4,252	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	23,734	625	—	—	—
Unrealized appreciation on swap agreements	961,849	12,795,193	445,155	739,971	1,164,263	101,310
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	18	5,256	65	40	22	37
Total Assets	2,248,286	776,533,572	15,018,486	4,947,430	5,623,922	4,458,432
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	34,847,768	198,219	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	399,019	—	—	—	1,023
Management Services fees payable	—	53,632	—	—	—	327
Custodian fees payable	78	9,954	1,937	31	132	207
Administration fees payable	376	18,576	3,754	385	215	491
Trustee fees payable	14	864	41	36	37	26
Licensing fees payable	9,942	43,176	1,297	12,788	6,015	5,372
Professional fees payable	8,453	7,227	6,966	8,492	8,486	13,378
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	1,603,149	106,697	—	—	421,013
Other liabilities	652	12,612	1,575	764	703	5,427
Total Liabilities	19,515	36,995,977	320,486	22,496	15,588	447,264
NET ASSETS	$2,228,771	$739,537,595	$14,698,000	$4,924,934	$5,608,334	$4,011,168
NET ASSETS CONSIST OF:
Paid in Capital	$1,361,915	$674,953,089	$5,412,992	$4,404,174	$4,476,419	$4,004,040
Accumulated undistributed net investment income (loss)	(17,561)	96,896	(31,315)	(35,970)	(31,904)	21,175
Accumulated net realized gains (losses) on investments	(77,432)	49,793,228	8,965,730	(183,241)	(444)	(107,657)
Net unrealized appreciation (depreciation) on:
Investments	—	3,468,880	12,140	—	—	413,313
Futures contracts	—	33,458	(5)	—	—	—
Swap agreements	961,849	11,192,044	338,458	739,971	1,164,263	(319,703)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
NET ASSETS	$2,228,771	$739,537,595	$14,698,000	$4,924,934	$5,608,334	$4,011,168
Shares (unlimited number of shares authorized, no par value)	50,000	12,750,000	200,000	100,000	100,000	100,001
Net Asset Value	$44.58	$58.00	$73.49	$49.25	$56.08	$40.11

See accompanying notes to the financial statements.

November 30, 2012 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 191

	Short 30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread
ASSETS:
Securities and Repurchase Agreements, at cost	$3,925,135	$3,242,474	$3,054,598
Securities, at value	3,400,003	3,183,140	2,838,389
Repurchase agreements, at value	767,104	105,906	208,914
Total Investment Securities	4,167,107	3,289,046	3,047,303
Cash	—	—	—
Foreign cash	—	—	—
Segregated cash balances with brokers for futures contracts	—	2,876	1,532
Segregated cash balances with custodian for swap agreements	—	290,000	261,033
Dividends and interest receivable	28,388	1,344	2,103
Receivable for investments sold	37,559	—	—
Due from counterparty	—	—	—
Receivable for capital shares issued	—	—	—
Receivable from Advisor	—	—	—
Reclaims receivable	—	—	—
Receivable for variation margin on futures contracts	—	—	109
Unrealized appreciation on swap agreements	229,134	645,064	615,144
Prepaid licensing fees	—	385	336
Prepaid expenses	34	37	36
Total Assets	4,462,222	4,228,752	3,927,596
LIABILITIES:
Cash overdraft	—	—	—
Payable for investments purchased	—	—	—
Payable for capital shares redeemed	—	—	—
Advisory fees payable	601	352	738
Management Services fees payable	310	326	312
Custodian fees payable	220	421	131
Administration fees payable	466	489	469
Trustee fees payable	25	26	24
Licensing fees payable	5,456	—	—
Professional fees payable	13,380	13,383	13,382
Payable for variation margin on futures contracts	—	219	—
Unrealized depreciation on swap agreements	672,176	231,416	102,200
Other liabilities	5,438	5,771	5,775
Total Liabilities	698,072	252,403	123,031
NET ASSETS	$3,764,150	$3,976,349	$3,804,565
NET ASSETS CONSIST OF:
Paid in Capital	$4,004,040	$3,993,991	$4,003,790
Accumulated undistributed net investment income (loss)	13,934	8,449	2,832
Accumulated net realized gains (losses) on investments	(52,754)	(486,027)	(707,860)
Net unrealized appreciation (depreciation) on:
Investments	241,972	46,572	(7,295)
Futures contracts	—	(284)	154
Swap agreements	(443,042)	413,648	512,944
Translation of assets and liabilities denominated in foreign currencies	—	—	—
NET ASSETS	$3,764,150	$3,976,349	$3,804,565
Shares (unlimited number of shares authorized, no par value)	100,001	100,001	100,001
Net Asset Value	$37.64	$39.76	$38.05

See accompanying notes to the financial statements.

192 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2012 (Unaudited)

Statements of Operations

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 193

	USD Covered Bond	German Sovereign/ Sub-Sovereign ETF	Credit Suisse 130/30	Hedge Replication ETF	RAFI® Long/Short	Short S&P500®
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$833,379	$38,493	$137,697	$—
Interest	88,713	28,386	2,318	6,410	1,165	950,305
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	88,713	28,386	835,697	44,903	138,862	950,305
EXPENSES:
Advisory fees (Note 4)	23,248	7,066	300,714	66,737	49,498	7,298,431
Management Services fees (Note 4)	6,642	2,019	40,095	8,898	6,600	973,110
Professional fees	8,638	8,493	9,783	8,720	8,655	41,077
Administration fees (Note 5)	9,964	3,028	55,332	41,011	47,721	116,819
Custodian fees (Note 6)	3,212	781	17,269	13,783	3,734	86,964
Printing and Shareholder reports	1,949	7,135	9,206	2,104	1,513	100,697
Licensing fees	7,625	16,861	17,532	31,679	4,791	8,750
Trustees fees (Note 7)	136	54	1,083	235	182	25,706
Other fees	2,439	2,019	5,090	2,905	2,323	97,458
Total Gross Expenses before fees waived and/or reimbursed	63,853	47,456	456,104	176,072	125,017	8,749,012
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(40,538)	(38,344)	(73,960)	(91,292)	(62,130)	—
Total Net Expenses	23,315	9,112	382,144	84,780	62,887	8,749,012
Net Investment Income (Loss)	65,398	19,274	453,553	(39,877)	75,975	(7,798,707)
NET REALIZED GAIN (LOSS) ON:
Investments	11,248	1,091	727,073	(71,581)	(203,433)	—
Futures contracts	—	—	—	34,291	—	(14,234,043)
Swap agreements	—	—	(681,661)	(64,251)	—	(162,609,404)
In-kind redemptions of investments	95,142	—	2,089,461	—	—	—
Foreign currency transactions	—	(731)	—	—	—	—
Net realized gain (loss)	106,390	360	2,134,873	(101,541)	(203,433)	(176,843,447)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	152,302	213,260	3,965,591	490,439	1,837,956	—
Futures contracts	—	—	—	(95,457)	—	(9,640,522)
Swap agreements	—	—	1,144,563	326,718	(881,336)	(4,222,691)
Translation of assets and liabilities denominated in foreign currencies	—	5,583	—	—	—	—
Change in net unrealized appreciation/depreciation	152,302	218,843	5,110,154	721,700	956,620	(13,863,213)
Net realized and unrealized gain (loss)	258,692	219,203	7,245,027	620,159	753,187	(190,706,660)
Change in Net Assets Resulting from Operations	$324,090	$238,477	$7,698,580	$580,282	$829,162	$(198,505,367)

See accompanying notes to the financial statements.

194 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2012 (Unaudited)

	Short QQQ®	Short Dow30SM	Short MidCap400	Short Russell2000	Short SmallCap600	UltraShort Russell3000
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	134,619	135,577	13,141	228,697	8,731	889
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	134,619	135,577	13,141	228,697	8,731	889
EXPENSES:
Advisory fees (Note 4)	954,933	1,011,513	98,980	1,738,013	70,881	5,659
Management Services fees (Note 4)	127,322	134,866	13,197	231,732	9,451	755
Professional fees	12,534	12,837	8,868	16,055	8,783	8,457
Administration fees (Note 5)	54,972	56,743	28,569	75,966	28,568	28,564
Custodian fees (Note 6)	12,449	13,679	2,207	21,132	1,345	196
Printing and Shareholder reports	23,955	27,808	5,510	35,845	4,088	297
Licensing fees	128,872	55,496	6,251	221,051	6,251	5,694
Trustees fees (Note 7)	3,181	3,549	348	5,902	264	20
Other fees	11,682	14,264	3,248	21,325	2,543	1,838
Total Gross Expenses before fees waived and/or reimbursed	1,329,900	1,330,755	167,178	2,367,021	132,174	51,480
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(117,504)	(46,540)	(41,534)	(160,868)	(42,200)	(44,301)
Total Net Expenses	1,212,396	1,284,215	125,644	2,206,153	89,974	7,179
Net Investment Income (Loss)	(1,077,777)	(1,148,638)	(112,503)	(1,977,456)	(81,243)	(6,290)
NET REALIZED GAIN (LOSS) ON:
Investments	(340)	—	—	—	—	—
Futures contracts	(2,022,157)	(582,683)	(215,578)	(4,674,354)	—	—
Swap agreements	(4,222,018)	(9,919,952)	(144,342)	(18,472,517)	(1,570,672)	(80,275)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(6,244,515)	(10,502,635)	(359,920)	(23,146,871)	(1,570,672)	(80,275)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(1,544,330)	(1,987,058)	(237,158)	(4,786,441)	—	—
Swap agreements	(10,130,771)	(7,375,025)	(2,152,926)	(21,681,380)	(405,645)	(249,140)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(11,675,101)	(9,362,083)	(2,390,084)	(26,467,821)	(405,645)	(249,140)
Net realized and unrealized gain (loss)	(17,919,616)	(19,864,718)	(2,750,004)	(49,614,692)	(1,976,317)	(329,415)
Change in Net Assets Resulting from Operations	$(18,997,393)	$(21,013,356)	$(2,862,507)	$(51,592,148)	$(2,057,560)	$(335,705)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 195

	UltraShort S&P500®	UltraShort QQQ®	UltraShort Dow30SM	UltraShort MidCap400	UltraShort Russell2000	UltraShort SmallCap600
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	854,696	248,241	170,751	16,848	180,854	7,393
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	854,696	248,241	170,751	16,848	180,854	7,393
EXPENSES:
Advisory fees (Note 4)	7,199,714	1,783,152	1,095,135	124,776	1,194,889	59,957
Management Services fees (Note 4)	959,948	237,750	146,016	16,637	159,316	7,994
Professional fees	43,679	17,561	13,767	9,044	14,230	8,744
Administration fees (Note 5)	116,493	76,708	58,981	28,569	61,649	28,565
Custodian fees (Note 6)	88,895	22,994	14,628	1,117	17,066	968
Printing and Shareholder reports	112,361	53,616	33,728	3,519	44,062	2,028
Licensing fees	12,346	236,366	56,724	6,251	152,256	6,251
Trustees fees (Note 7)	25,409	6,622	3,788	460	4,117	227
Other fees	90,736	24,465	13,886	3,707	13,811	2,499
Total Gross Expenses before fees waived and/or reimbursed	8,649,581	2,459,234	1,436,653	194,080	1,661,396	117,233
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(196,547)	(46,689)	(35,836)	(145,830)	(41,192)
Total Net Expenses	8,649,581	2,262,687	1,389,964	158,244	1,515,566	76,041
Net Investment Income (Loss)	(7,794,885)	(2,014,446)	(1,219,213)	(141,396)	(1,334,712)	(68,648)
NET REALIZED GAIN (LOSS) ON:
Investments	1	—	284	—	610	—
Futures contracts	(12,655,736)	(5,476,567)	(3,187,575)	(445,949)	(5,792,499)	—
Swap agreements	(458,610,877)	(28,103,378)	(30,899,790)	(2,431,694)	(27,102,021)	(2,385,079)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(471,266,612)	(33,579,945)	(34,087,081)	(2,877,643)	(32,893,910)	(2,385,079)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(15,473,313)	(4,259,001)	(1,111,941)	(259,064)	(2,520,214)	—
Swap agreements	115,678,622	(42,538,442)	(2,448,395)	(5,925,717)	(43,423,648)	(1,861,045)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	100,205,309	(46,797,443)	(3,560,336)	(6,184,781)	(45,943,862)	(1,861,045)
Net realized and unrealized gain (loss)	(371,061,303)	(80,377,388)	(37,647,417)	(9,062,424)	(78,837,772)	(4,246,124)
Change in Net Assets Resulting from Operations	$(378,856,188)	$(82,391,834)	$(38,866,630)	$(9,203,820)	$(80,172,484)	$(4,314,772)

See accompanying notes to the financial statements.

196 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2012 (Unaudited)

	UltraPro Short S&P500®	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	262,158	96,189	47,904	4,706	41,383	904
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	262,158	96,189	47,904	4,706	41,383	904
EXPENSES:
Advisory fees (Note 4)	2,013,251	589,947	317,435	36,494	258,573	6,103
Management Services fees (Note 4)	268,430	78,659	42,324	4,866	34,476	814
Professional fees	17,080	10,940	9,828	8,578	9,540	8,462
Administration fees (Note 5)	81,353	43,169	33,684	28,566	31,241	28,564
Custodian fees (Note 6)	24,939	8,114	4,697	1,319	4,889	142
Printing and Shareholder reports	23,686	6,195	4,239	805	4,767	444
Licensing fees	7,713	85,859	21,624	6,251	37,446	—
Trustees fees (Note 7)	7,004	1,987	1,119	121	873	22
Other fees	35,013	11,890	7,107	2,195	5,409	409
Total Gross Expenses before fees waived and/or reimbursed	2,478,469	836,760	442,057	89,195	387,214	44,960
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(88,294)	(39,283)	(42,929)	(59,373)	(37,220)
Total Net Expenses	2,478,469	748,466	402,774	46,266	327,841	7,740
Net Investment Income (Loss)	(2,216,311)	(652,277)	(354,870)	(41,560)	(286,458)	(6,836)
NET REALIZED GAIN (LOSS) ON:
Investments	248	(2)	—	—	537	—
Futures contracts	(9,748,684)	(1,193,328)	(1,054,802)	(193,506)	(1,187,326)	—
Swap agreements	(50,751,832)	(23,664,855)	(3,989,714)	(3,249,632)	(7,229,138)	(152,079)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(60,500,268)	(24,858,185)	(5,044,516)	(3,443,138)	(8,415,927)	(152,079)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(4,927,429)	(1,603,838)	(129,325)	(96,041)	(636,404)	—
Swap agreements	(90,124,475)	(5,149,544)	(10,350,539)	267,691	(12,781,598)	(263,592)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(95,051,904)	(6,753,382)	(10,479,864)	171,650	(13,418,002)	(263,592)
Net realized and unrealized gain (loss)	(155,552,172)	(31,611,567)	(15,524,380)	(3,271,488)	(21,833,929)	(415,671)
Change in Net Assets Resulting from Operations	$(157,768,483)	$(32,263,844)	$(15,879,250)	$(3,313,048)	$(22,120,387)	$(422,507)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 197

	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,079	766	1,025	2,534	3,983	4,442
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,079	766	1,025	2,534	3,983	4,442
EXPENSES:
Advisory fees (Note 4)	7,877	5,270	7,579	16,610	27,445	34,454
Management Services fees (Note 4)	1,050	703	1,010	2,214	3,659	4,594
Professional fees	8,478	8,454	8,465	8,506	8,585	8,579
Administration fees (Note 5)	28,563	28,564	28,564	28,565	28,565	28,564
Custodian fees (Note 6)	295	239	266	383	633	573
Printing and Shareholder reports	671	307	530	958	2,320	981
Licensing fees	223	1,171	1,401	1,302	3,219	6,833
Trustees fees (Note 7)	32	19	27	59	110	119
Other fees	1,841	1,812	1,837	1,935	2,248	2,231
Total Gross Expenses before fees waived and/or reimbursed	49,030	46,539	49,679	60,532	76,784	86,928
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(39,035)	(39,853)	(40,063)	(39,464)	(41,969)	(43,190)
Total Net Expenses	9,995	6,686	9,616	21,068	34,815	43,738
Net Investment Income (Loss)	(8,916)	(5,920)	(8,591)	(18,534)	(30,832)	(39,296)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(235,454)	(157,218)	(102,475)	(491,242)	30,502	(218,328)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(235,454)	(157,218)	(102,475)	(491,242)	30,502	(218,328)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(146,338)	(195,826)	(264,136)	(585,175)	(1,588,171)	(657,576)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(146,338)	(195,826)	(264,136)	(585,175)	(1,588,171)	(657,576)
Net realized and unrealized gain (loss)	(381,792)	(353,044)	(366,611)	(1,076,417)	(1,557,669)	(875,904)
Change in Net Assets Resulting from Operations	$(390,708)	$(358,964)	$(375,202)	$(1,094,951)	$(1,588,501)	$(915,200)

See accompanying notes to the financial statements.

198 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2012 (Unaudited)

	Short Financials	Short Oil & Gas	Short Real Estate	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	42,196	2,848	13,350	2,462	20,258	2,731
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	42,196	2,848	13,350	2,462	20,258	2,731
EXPENSES:
Advisory fees (Note 4)	331,890	20,655	103,770	16,926	167,183	17,017
Management Services fees (Note 4)	44,251	2,754	13,836	2,257	22,291	2,269
Professional fees	10,154	8,525	8,895	8,527	9,328	8,497
Administration fees (Note 5)	34,274	28,565	28,567	28,565	28,572	28,563
Custodian fees (Note 6)	4,876	646	1,567	515	2,663	445
Printing and Shareholder reports	13,015	1,556	5,588	1,590	23,739	258
Licensing fees	16,715	116	10,530	5,297	9,725	7,394
Trustees fees (Note 7)	1,234	77	387	66	616	54
Other fees	5,621	2,004	3,629	1,971	3,625	2,041
Total Gross Expenses before fees waived and/or reimbursed	462,030	64,898	176,769	65,714	267,742	66,538
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(40,816)	(38,685)	(45,023)	(44,223)	(55,660)	(44,958)
Total Net Expenses	421,214	26,213	131,746	21,491	212,082	21,580
Net Investment Income (Loss)	(379,018)	(23,365)	(118,396)	(19,029)	(191,824)	(18,849)
NET REALIZED GAIN (LOSS) ON:
Investments	16	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,534,305)	(177,499)	(1,581,804)	(117,177)	(2,575,982)	(575,179)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(3,534,289)	(177,499)	(1,581,804)	(117,177)	(2,575,982)	(575,179)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(8,853,251)	(706,859)	(546,468)	(135,543)	(7,468,197)	(632,561)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(8,853,251)	(706,859)	(546,468)	(135,543)	(7,468,197)	(632,561)
Net realized and unrealized gain (loss)	(12,387,540)	(884,358)	(2,128,272)	(252,720)	(10,044,179)	(1,207,740)
Change in Net Assets Resulting from Operations	$(12,766,558)	$(907,723)	$(2,246,668)	$(271,749)	$(10,236,003)	$(1,226,589)
See accompanying notes to the financial statements.

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 199

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,354	4,392	108,026	2,736	3,864	30,470
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,354	4,392	108,026	2,736	3,864	30,470
EXPENSES:
Advisory fees (Note 4)	10,538	31,670	818,487	18,462	26,853	261,562
Management Services fees (Note 4)	1,405	4,223	109,130	2,462	3,580	34,874
Professional fees	8,492	8,598	12,413	8,509	8,560	9,716
Administration fees (Note 5)	28,563	28,566	50,797	28,563	28,565	31,463
Custodian fees (Note 6)	300	601	12,908	347	454	4,107
Printing and Shareholder reports	926	3,166	30,220	477	1,357	14,073
Licensing fees	1,371	2,498	44,761	1,793	2,241	14,759
Trustees fees (Note 7)	41	114	3,085	62	90	911
Other fees	1,874	2,083	11,868	1,974	2,014	4,778
Total Gross Expenses before fees waived and/or reimbursed	53,510	81,519	1,093,669	62,649	73,714	376,243
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(40,139)	(41,350)	(55,736)	(39,231)	(39,653)	(44,454)
Total Net Expenses	13,371	40,169	1,037,933	23,418	34,061	331,789
Net Investment Income (Loss)	(12,017)	(35,777)	(929,907)	(20,682)	(30,197)	(301,319)
NET REALIZED GAIN (LOSS) ON:
Investments	—	6	143	—	—	32
Futures contracts	—	—	—	—	—	—
Swap agreements	(426,385)	(2,627,052)	(16,661,003)	(343,620)	(723,407)	2,974,742
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(426,385)	(2,627,046)	(16,660,860)	(343,620)	(723,407)	2,974,774
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(108,780)	480,826	(46,154,093)	(862,733)	(968,914)	(19,271,069)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(108,780)	480,826	(46,154,093)	(862,733)	(968,914)	(19,271,069)
Net realized and unrealized gain (loss)	(535,165)	(2,146,220)	(62,814,953)	(1,206,353)	(1,692,321)	(16,296,295)
Change in Net Assets Resulting from Operations	$(547,182)	$(2,181,997)	$(63,744,860)	$(1,227,035)	$(1,722,518)	$(16,597,614)

See accompanying notes to the financial statements.

200 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2012 (Unaudited)

	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Telecommunications	UltraShort Utilities	UltraPro Short Financials
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	July 10, 2012* through November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	75,422	5,041	5,414	1,272	1,725	1,427
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	75,422	5,041	5,414	1,272	1,725	1,427
EXPENSES:
Advisory fees (Note 4)	486,861	47,999	42,116	8,293	10,726	8,531
Management Services fees (Note 4)	64,914	6,400	5,615	1,106	1,430	1,138
Professional fees	10,894	8,675	8,642	8,460	8,477	9,558
Administration fees (Note 5)	39,738	28,565	28,566	28,563	28,564	1,273
Custodian fees (Note 6)	6,571	857	771	269	228	440
Printing and Shareholder reports	41,868	2,434	2,811	247	776	2,200
Licensing fees	26,195	3,369	3,055	512	1,381	7,673
Trustees fees (Note 7)	1,705	177	156	26	38	32
Other fees	7,001	2,299	2,472	1,835	1,872	1,575
Total Gross Expenses before fees waived and/or reimbursed	685,747	100,775	94,204	49,311	53,492	32,420
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(67,845)	(39,793)	(40,733)	(38,787)	(39,871)	(21,610)
Total Net Expenses	617,902	60,982	53,471	10,524	13,621	10,810
Net Investment Income (Loss)	(542,480)	(55,941)	(48,057)	(9,252)	(11,896)	(9,383)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(24,975,996)	(151,041)	771,656	(162,252)	(133,338)	(955,237)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(24,975,996)	(151,041)	771,656	(162,252)	(133,338)	(955,237)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	6,115,363	897,802	(1,486,324)	(274,342)	(3,612)	(49,111)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	6,115,363	897,802	(1,486,324)	(274,342)	(3,612)	(49,111)
Net realized and unrealized gain (loss)	(18,860,633)	746,761	(714,668)	(436,594)	(136,950)	(1,004,348)
Change in Net Assets Resulting from Operations	$(19,403,113)	$690,820	$(762,725)	$(445,846)	$(148,846)	$(1,013,731)

*Commencement of investment operations.

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 201

	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	106,132	158,224	6,444	11,985	58,237	137,845
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	106,132	158,224	6,444	11,985	58,237	137,845
EXPENSES:
Advisory fees (Note 4)	704,435	1,064,668	39,672	64,077	373,993	697,612
Management Services fees (Note 4)	93,923	141,954	5,290	8,544	49,865	93,014
Professional fees	11,746	13,424	8,607	8,763	10,236	11,451
Administration fees (Note 5)	46,986	58,148	28,565	28,566	35,623	46,659
Custodian fees (Note 6)	10,380	12,775	543	1,006	5,201	10,637
Printing and Shareholder reports	17,924	11,959	1,037	—	9,822	27,041
Licensing fees	76,720	104,864	10,050	13,579	39,644	74,884
Trustees fees (Note 7)	2,647	3,668	144	241	1,313	2,506
Other fees	11,657	14,012	2,176	1,946	5,565	13,027
Total Gross Expenses before fees waived and/or reimbursed	976,418	1,425,472	96,084	126,722	531,262	976,831
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(82,697)	(74,295)	(45,739)	(45,514)	(57,297)	(93,672)
Total Net Expenses	893,721	1,351,177	50,345	81,208	473,965	883,159
Net Investment Income (Loss)	(787,589)	(1,192,953)	(43,901)	(69,223)	(415,728)	(745,314)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	37	—	149	2,187
Futures contracts	—	—	—	—	—	—
Swap agreements	—	(2,317,807)	—	—	—	(37,277,666)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	—	(2,317,807)	37	—	149	(37,275,479)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(38,233,647)	(38,440,717)	(1,682,352)	(6,880,865)	(40,114,906)	(73,618,928)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(38,233,647)	(38,440,717)	(1,682,352)	(6,880,865)	(40,114,906)	(73,618,928)
Net realized and unrealized gain (loss)	(38,233,647)	(40,758,524)	(1,682,315)	(6,880,865)	(40,114,757)	(110,894,407)
Change in Net Assets Resulting from Operations	$(39,021,236)	$(41,951,477)	$(1,726,216)	$(6,950,088)	$(40,530,485)	$(111,639,721)

See accompanying notes to the financial statements.

202 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2012 (Unaudited)

	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE China 25	UltraShort MSCI Japan	UltraShort MSCI Mexico Investable Market	Short 7-10 Year Treasury
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,600	10,011	83,381	5,193	1,123	7,877
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,600	10,011	83,381	5,193	1,123	7,877
EXPENSES:
Advisory fees (Note 4)	9,020	67,357	674,560	39,461	6,895	57,644
Management Services fees (Note 4)	1,203	8,981	89,940	5,261	919	7,686
Professional fees	8,470	8,734	11,381	8,630	8,458	8,677
Administration fees (Note 5)	28,563	28,565	45,998	28,565	28,564	28,329
Custodian fees (Note 6)	117	685	8,859	587	99	1,619
Printing and Shareholder reports	184	1,513	19,238	2,409	382	916
Licensing fees	17,207	17,306	69,879	26,055	17,294	7,896
Trustees fees (Note 7)	31	228	2,350	151	23	208
Other fees	1,847	2,399	9,290	2,147	1,824	2,715
Total Gross Expenses before fees waived and/or reimbursed	66,642	135,768	931,495	113,266	64,458	115,690
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(55,209)	(50,270)	(76,223)	(63,193)	(55,719)	(42,483)
Total Net Expenses	11,433	85,498	855,272	50,073	8,739	73,207
Net Investment Income (Loss)	(9,833)	(75,487)	(771,891)	(44,880)	(7,616)	(65,330)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	(10,116)
Swap agreements	(714,177)	12,288	(7,519,808)	578,122	(857,940)	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(714,177)	12,288	(7,519,808)	578,122	(857,940)	(10,116)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	(284)
Swap agreements	(217,393)	(1,845,392)	(51,986,643)	(2,312,413)	146,166	(234,434)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(217,393)	(1,845,392)	(51,986,643)	(2,312,413)	146,166	(234,718)
Net realized and unrealized gain (loss)	(931,570)	(1,833,104)	(59,506,451)	(1,734,291)	(711,774)	(244,834)
Change in Net Assets Resulting from Operations	$(941,403)	$(1,908,591)	$(60,278,342)	$(1,779,171)	$(719,390)	$(310,164)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 203

	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	491,994	18,895	2,061	2,568	184,335	2,057,580
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	491,994	18,895	2,061	2,568	184,335	2,057,580
EXPENSES:
Advisory fees (Note 4)	3,056,894	143,151	14,327	18,167	1,189,285	11,395,917
Management Services fees (Note 4)	407,580	19,087	1,910	2,422	158,569	1,519,433
Professional fees	21,585	9,063	8,490	8,506	13,868	60,718
Administration fees (Note 5)	95,598	28,332	28,328	28,328	61,504	130,696
Custodian fees (Note 6)	38,522	1,855	192	218	16,990	155,547
Printing and Shareholder reports	53,489	3,554	134	592	22,363	195,212
Licensing fees	159,587	20,666	14,399	5,922	64,479	578,767
Trustees fees (Note 7)	10,621	504	48	62	4,368	40,841
Other fees	40,094	3,809	1,897	1,998	15,115	147,472
Total Gross Expenses before fees waived and/or reimbursed	3,883,970	230,021	69,725	66,215	1,546,541	14,224,603
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(1,585)	(48,317)	(51,535)	(43,143)	(36,276)	—
Total Net Expenses	3,882,385	181,704	18,190	23,072	1,510,265	14,224,603
Net Investment Income (Loss)	(3,390,391)	(162,809)	(16,129)	(20,504)	(1,325,930)	(12,167,023)
NET REALIZED GAIN (LOSS) ON:
Investments	—	57	—	—	—	31
Futures contracts	(1,209,273)	—	—	—	(501,824)	(1,218,405)
Swap agreements	(19,281,858)	—	—	—	—	(181,173,535)
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(20,491,131)	57	—	—	(501,824)	(182,391,909)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	292,414	—	—	—	152,495	2,001,910
Swap agreements	12,216,539	(4,445,349)	(246,274)	(98,652)	(10,107,850)	114,477,673
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	12,508,953	(4,445,349)	(246,274)	(98,652)	(9,955,355)	116,479,583
Net realized and unrealized gain (loss)	(7,982,178)	(4,445,292)	(246,274)	(98,652)	(10,457,179)	(65,912,326)
Change in Net Assets Resulting from Operations	$(11,372,569)	$(4,608,101)	$(262,403)	$(119,156)	$(11,783,109)	$(78,079,349)

See accompanying notes to the financial statements.

204 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2012 (Unaudited)

	UltraShort TIPS	UltraPro Short 20+ Year Treasury	Ultra Russell3000	Ultra S&P500®	Ultra QQQ®	Ultra Dow30SM
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$7,807	$10,072,010	$4,288,869	$1,321,218
Interest	2,134	9,557	1,239	194,696	47,401	48,297
Foreign withholding tax on dividends	—	—	(10)	(8,044)	—	—
Total Investment Income	2,134	9,557	9,036	10,258,662	4,336,270	1,369,515
EXPENSES:
Advisory fees (Note 4)	14,787	61,307	16,756	5,192,274	2,407,802	760,405
Management Services fees (Note 4)	1,972	8,174	2,234	692,293	321,036	101,386
Professional fees	8,487	8,685	8,513	32,571	19,181	12,042
Administration fees (Note 5)	28,444	8,992	52,232	138,301	114,655	75,275
Custodian fees (Note 6)	219	1,848	87,366	153,203	57,120	14,169
Printing and Shareholder reports	207	1,969	254	63,808	30,039	20,913
Licensing fees	5,780	8,080	7,063	7,348	322,085	44,104
Trustees fees (Note 7)	46	184	66	19,221	8,535	2,896
Other fees	1,949	2,319	1,937	61,995	27,965	10,687
Total Gross Expenses before fees waived and/or reimbursed	61,891	101,558	176,421	6,361,014	3,308,418	1,041,877
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,116)	(23,717)	(155,121)	—	(247,677)	(75,469)
Total Net Expenses	18,775	77,841	21,300	6,361,014	3,060,741	966,408
Net Investment Income (Loss)	(16,641)	(68,284)	(12,264)	3,897,648	1,275,529	403,107
NET REALIZED GAIN (LOSS) ON:
Investments	339	—	(34,190)	(8,850,038)	(7,344,567)	365,174
Futures contracts	—	5,903	—	(2,711,216)	(5,007,124)	265,086
Swap agreements	—	(1,234,707)	(177,366)	176,028,852	76,085,430	(2,407,716)
In-kind redemptions of investments	—	—	—	77,767,822	21,089,118	1,663,269
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	339	(1,228,804)	(211,556)	242,235,420	84,822,857	(114,187)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	98,963	5,945,148	23,507,511	3,377,558
Futures contracts	—	—	—	1,862,156	5,135,609	716,813
Swap agreements	(234,164)	277,626	817,752	(35,325,698)	(19,803,352)	18,552,974
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(234,164)	277,626	916,715	(27,518,394)	8,839,768	22,647,345
Net realized and unrealized gain (loss)	(233,825)	(951,178)	705,159	214,717,026	93,662,625	22,533,158
Change in Net Assets Resulting from Operations	$(250,466)	$(1,019,462)	$692,895	$218,614,674	$94,938,154	$22,936,265

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 205

	Ultra MidCap400	Ultra Russell2000	Ultra SmallCap600	UltraPro S&P500®	UltraPro QQQ®	UltraPro Dow30SM
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$1,281,349	$1,329,679	$58,055	$1,461,083	$834,488	$199,211
Interest	46,946	96,990	5,097	50,563	30,326	11,508
Foreign withholding tax on dividends	—	(1,558)	—	(1,510)	—	—
Total Investment Income	1,328,295	1,425,111	63,152	1,510,136	864,814	210,719
EXPENSES:
Advisory fees (Note 4)	852,652	1,347,043	79,338	999,694	822,166	167,083
Management Services fees (Note 4)	113,685	179,603	10,578	133,291	109,620	22,277
Professional fees	11,849	15,265	8,829	12,856	11,825	9,165
Administration fees (Note 5)	72,253	91,634	48,626	84,396	77,759	47,434
Custodian fees (Note 6)	24,077	179,272	26,006	106,441	23,283	5,567
Printing and Shareholder reports	8,572	14,047	2,890	11,942	6,849	3,042
Licensing fees	6,251	171,529	6,251	6,251	117,265	13,605
Trustees fees (Note 7)	2,580	4,940	316	3,550	2,752	647
Other fees	10,944	15,016	2,703	12,409	10,752	3,921
Total Gross Expenses before fees waived and/or reimbursed	1,102,863	2,018,349	185,537	1,370,830	1,182,271	272,741
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(19,519)	(307,877)	(84,675)	(99,550)	(136,995)	(60,274)
Total Net Expenses	1,083,344	1,710,472	100,862	1,271,280	1,045,276	212,467
Net Investment Income (Loss)	244,951	(285,361)	(37,710)	238,856	(180,462)	(1,748)
NET REALIZED GAIN (LOSS) ON:
Investments	(2,030,034)	(37,257,005)	(74,438)	(2,864,276)	(2,610,298)	47,162
Futures contracts	(901,147)	(3,824,866)	—	145,002	283,687	138,557
Swap agreements	(4,574,886)	(15,397,310)	3,341,087	(1,609,946)	(20,178,967)	(1,454,419)
In-kind redemptions of investments	6,868,050	5,489,389	924,329	17,348,545	6,122,435	1,206,429
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(638,017)	(50,989,792)	4,190,978	13,019,325	(16,383,143)	(62,271)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(1,446,550)	22,947,362	(109,781)	(3,416,147)	7,406,093	432,563
Futures contracts	1,050,332	671,793	—	1,770,874	2,309,119	213,354
Swap agreements	15,101,753	9,586,583	(708,593)	47,346,576	44,960,272	9,051,899
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	14,705,535	33,205,738	(818,374)	45,701,303	54,675,484	9,697,816
Net realized and unrealized gain (loss)	14,067,518	(17,784,054)	3,372,604	58,720,628	38,292,341	9,635,545
Change in Net Assets Resulting from Operations	$14,312,469	$(18,069,415)	$3,334,894	$58,959,484	$38,111,879	$9,633,797

See accompanying notes to the financial statements.

206 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2012 (Unaudited)

	UltraPro MidCap400	UltraPro Russell2000	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$78,097	$210,115	$28,239	$70,620	$22,127	$17,227
Interest	5,153	15,502	1,062	2,762	1,662	2,853
Foreign withholding tax on dividends	—	(202)	(55)	(14)	—	—
Total Investment Income	83,250	225,415	29,246	73,368	23,789	20,080
EXPENSES:
Advisory fees (Note 4)	90,494	276,759	19,499	52,158	21,670	34,139
Management Services fees (Note 4)	12,066	36,901	2,600	6,954	2,889	4,552
Professional fees	8,866	9,513	8,522	8,666	8,532	8,590
Administration fees (Note 5)	48,206	57,192	48,743	48,622	48,475	48,360
Custodian fees (Note 6)	14,459	113,282	26,685	12,989	12,824	13,392
Printing and Shareholder reports	1,969	3,741	1,062	1,365	798	1,474
Licensing fees	6,251	39,750	2,926	6,313	3,139	4,903
Trustees fees (Note 7)	362	1,015	74	189	80	135
Other fees	2,853	5,750	1,993	2,320	1,989	2,169
Total Gross Expenses before fees waived and/or reimbursed	185,526	543,903	112,104	139,576	100,396	117,714
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(70,483)	(191,985)	(87,312)	(73,283)	(72,844)	(74,322)
Total Net Expenses	115,043	351,918	24,792	66,293	27,552	43,392
Net Investment Income (Loss)	(31,793)	(126,503)	4,454	7,075	(3,763)	(23,312)
NET REALIZED GAIN (LOSS) ON:
Investments	(189,332)	503,274	24,458	(57,022)	(43,026)	(141,660)
Futures contracts	(98,561)	(117,905)	—	—	—	—
Swap agreements	(1,647,909)	(4,561,787)	(21,501)	2,086,802	263,861	(183,103)
In-kind redemptions of investments	662,746	5,382,210	282,073	—	—	360,603
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(1,273,056)	1,205,792	285,030	2,029,780	220,835	35,840
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	181,369	(2,098,627)	(119,616)	506,709	258,856	20,898
Futures contracts	95,909	697,309	—	—	—	—
Swap agreements	5,027,230	15,197,034	809,028	(810,317)	596,669	1,164,787
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	5,304,508	13,795,716	689,412	(303,608)	855,525	1,185,685
Net realized and unrealized gain (loss)	4,031,452	15,001,508	974,442	1,726,172	1,076,360	1,221,525
Change in Net Assets Resulting from Operations	$3,999,659	$14,875,005	$978,896	$1,733,247	$1,072,597	$1,198,213

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 207

	Ultra Russell2000 Value	Ultra Russell2000 Growth	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$47,064	$29,245	$1,801,724	$72,163	$100,626	$54,396
Interest	1,928	3,629	12,639	5,856	1,914	759
Foreign withholding tax on dividends	(62)	(9)	(48,197)	—	—	—
Total Investment Income	48,930	32,865	1,766,166	78,019	102,540	55,155
EXPENSES:
Advisory fees (Note 4)	32,981	47,976	626,137	116,432	53,744	42,370
Management Services fees (Note 4)	4,397	6,397	83,484	15,524	7,166	5,649
Professional fees	8,585	8,674	11,433	8,931	8,684	8,633
Administration fees (Note 5)	50,155	49,852	69,984	47,625	47,622	47,687
Custodian fees (Note 6)	45,800	56,878	17,012	8,540	7,285	13,355
Printing and Shareholder reports	1,550	2,000	20,338	2,549	1,059	991
Licensing fees	5,758	6,438	34,203	20,762	3,675	3,068
Trustees fees (Note 7)	118	192	2,381	393	194	152
Other fees	2,107	2,313	8,926	3,094	2,339	2,213
Total Gross Expenses before fees waived and/or reimbursed	151,451	180,720	873,898	223,850	131,768	124,118
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(109,523)	(119,737)	(78,059)	(75,825)	(63,453)	(70,243)
Total Net Expenses	41,928	60,983	795,839	148,025	68,315	53,875
Net Investment Income (Loss)	7,002	(28,118)	970,327	(70,006)	34,225	1,280
NET REALIZED GAIN (LOSS) ON:
Investments	(132,697)	(38,827)	(3,279,723)	(69,316)	(191,290)	(59,160)
Futures contracts	—	—	—	—	—	—
Swap agreements	1,021,514	1,453,675	(7,199,027)	31,129	161,349	901,927
In-kind redemptions of investments	—	468,676	1,431,609	2,588,619	734,971	712,812
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	888,817	1,883,524	(9,047,141)	2,550,432	705,030	1,555,579
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	432,257	(155,917)	9,424,877	(979,134)	(59,736)	(94,850)
Futures contracts	—	—	—	—	—	—
Swap agreements	59,377	2,646	20,807,019	3,411,965	1,411,139	903,158
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	491,634	(153,271)	30,231,896	2,432,831	1,351,403	808,308
Net realized and unrealized gain (loss)	1,380,451	1,730,253	21,184,755	4,983,263	2,056,433	2,363,887
Change in Net Assets Resulting from Operations	$1,387,453	$1,702,135	$22,155,082	$4,913,257	$2,090,658	$2,365,167
See accompanying notes to the financial statements.

208 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2012 (Unaudited)

	Ultra Financials	Ultra Health Care	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$6,645,383	$350,131	$108,417	$2,114,701	$2,835,116	$43,016
Interest	56,694	3,153	3,888	16,304	72,289	524
Foreign withholding tax on dividends	(1,394)	—	(109)	(517)	(2,728)	—
Total Investment Income	6,700,683	353,284	112,196	2,130,488	2,904,677	43,540
EXPENSES:
Advisory fees (Note 4)	2,896,835	165,641	72,128	905,833	1,355,087	16,992
Management Services fees (Note 4)	386,239	22,085	9,617	120,776	180,676	2,265
Professional fees	22,664	9,175	8,782	13,103	15,093	8,507
Administration fees (Note 5)	121,526	47,705	47,876	81,082	93,616	47,470
Custodian fees (Note 6)	73,622	10,763	11,168	32,646	25,766	2,412
Printing and Shareholder reports	78,282	5,048	3,014	27,975	29,216	332
Licensing fees	153,558	9,643	4,656	51,120	73,668	5,301
Trustees fees (Note 7)	10,483	578	278	3,406	4,871	63
Other fees	34,824	3,514	2,616	11,964	16,656	1,942
Total Gross Expenses before fees waived and/or reimbursed	3,778,033	274,152	160,135	1,247,905	1,794,649	85,284
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(94,414)	(63,545)	(68,448)	(95,978)	(72,762)	(63,698)
Total Net Expenses	3,683,619	210,607	91,687	1,151,927	1,721,887	21,586
Net Investment Income (Loss)	3,017,064	142,677	20,509	978,561	1,182,790	21,954
NET REALIZED GAIN (LOSS) ON:
Investments	(5,166,418)	164,343	(406,110)	(10,559,341)	(2,827,288)	4,806
Futures contracts	—	—	—	—	—	—
Swap agreements	7,268,891	6,830,083	(1,079,499)	11,740,587	(28,280,855)	372,847
In-kind redemptions of investments	21,021,233	1,326,918	51,657	3,347,376	22,600,355	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	23,123,706	8,321,344	(1,433,952)	4,528,622	(8,507,788)	377,653
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	48,753,614	1,332,302	1,198,828	26,251,739	(6,888,419)	52,949
Futures contracts	—	—	—	—	—	—
Swap agreements	90,792,048	(1,132,270)	3,085,616	22,095,109	46,771,833	(260,595)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	139,545,662	200,032	4,284,444	48,346,848	39,883,414	(207,646)
Net realized and unrealized gain (loss)	162,669,368	8,521,376	2,850,492	52,875,470	31,375,626	170,007
Change in Net Assets Resulting from Operations	$165,686,432	$8,664,053	$2,871,001	$53,854,031	$32,558,416	$191,961

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 209

	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Financials	Ultra MSCI EAFE
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	July 10, 2012* through November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$250,863	$316,036	$18,771	$229,665	$16,808	$—
Interest	5,146	12,870	901	2,740	1,130	4,293
Foreign withholding tax on dividends	—	—	—	—	(5)	—
Total Investment Income	256,009	328,906	19,672	232,405	17,933	4,293
EXPENSES:
Advisory fees (Note 4)	120,046	316,067	16,274	65,311	14,487	36,366
Management Services fees (Note 4)	16,006	42,142	2,170	8,708	1,932	4,849
Professional fees	8,986	9,819	8,503	8,718	9,567	8,585
Administration fees (Note 5)	47,471	56,177	47,429	47,517	2,919	28,565
Custodian fees (Note 6)	4,843	19,995	4,216	2,782	27,183	458
Printing and Shareholder reports	4,541	10,285	660	1,634	2,200	717
Licensing fees	7,211	17,666	937	4,292	7,990	12,655
Trustees fees (Note 7)	454	1,142	55	237	54	125
Other fees	3,217	5,486	1,914	2,587	1,603	2,238
Total Gross Expenses before fees waived and/or reimbursed	212,775	478,779	82,158	141,786	67,935	94,558
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(60,437)	(77,248)	(61,473)	(58,838)	(49,497)	(48,294)
Total Net Expenses	152,338	401,531	20,685	82,948	18,438	46,264
Net Investment Income (Loss)	103,671	(72,625)	(1,013)	149,457	(505)	(41,971)
NET REALIZED GAIN (LOSS) ON:
Investments	(1,441,027)	(3,065,403)	19,306	46,453	191	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(4,881,945)	(6,453,261)	502,062	157,375	1,358,662	—
In-kind redemptions of investments	—	4,448,456	—	—	198,626	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(6,322,972)	(5,070,208)	521,368	203,828	1,557,479	—
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(549,654)	3,886,018	75,862	(170,990)	(32,313)	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,534,664	3,997,215	(27,299)	74,813	(116,339)	2,940,753
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	985,010	7,883,233	48,563	(96,177)	(148,652)	2,940,753
Net realized and unrealized gain (loss)	(5,337,962)	2,813,025	569,931	107,651	1,408,827	2,940,753
Change in Net Assets Resulting from Operations	$(5,234,291)	$2,740,400	$568,918	$257,108	$1,408,322	$2,898,782

*Commencement of investment operations.

See accompanying notes to the financial statements.

210 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2012 (Unaudited)

	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan	Ultra MSCI Brazil	Ultra FTSE China 25	Ultra MSCI Japan
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	13,578	2,084	725	5,928	17,292	6,700
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	13,578	2,084	725	5,928	17,292	6,700
EXPENSES:
Advisory fees (Note 4)	93,915	17,508	5,815	38,152	100,648	60,912
Management Services fees (Note 4)	12,522	2,334	775	5,087	13,419	8,121
Professional fees	8,824	8,503	8,454	8,596	8,900	8,708
Administration fees (Note 5)	28,662	28,564	28,564	28,566	28,567	28,568
Custodian fees (Note 6)	1,368	240	164	634	1,368	981
Printing and Shareholder reports	2,395	282	288	1,360	2,124	2,922
Licensing fees	11,563	16,418	17,427	17,427	16,510	29,993
Trustees fees (Note 7)	319	55	22	142	375	227
Other fees	2,847	1,914	1,831	2,284	2,923	2,475
Total Gross Expenses before fees waived and/or reimbursed	162,415	75,818	63,340	102,248	174,834	142,907
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,013)	(53,544)	(55,940)	(53,782)	(46,836)	(65,491)
Total Net Expenses	119,402	22,274	7,400	48,466	127,998	77,416
Net Investment Income (Loss)	(105,824)	(20,190)	(6,675)	(42,538)	(110,706)	(70,716)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	—	—	(182,895)	(1,070,461)	—	—
In-kind redemptions of investments	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	—	—	(182,895)	(1,070,461)	—	—
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	4,551,956	1,391,082	753,824	1,305,307	6,762,436	1,781,457
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	4,551,956	1,391,082	753,824	1,305,307	6,762,436	1,781,457
Net realized and unrealized gain (loss)	4,551,956	1,391,082	570,929	234,846	6,762,436	1,781,457
Change in Net Assets Resulting from Operations	$4,446,132	$1,370,892	$564,254	$192,308	$6,651,730	$1,710,741

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 211

	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra High Yield	Ultra Investment Grade Corporate	30 Year TIPS/TSY Spread
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	668	1,748,501	48,316	1,961	1,546	40,291
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	668	1,748,501	48,316	1,961	1,546	40,291
EXPENSES:
Advisory fees (Note 4)	7,378	1,282,239	53,537	17,451	16,408	10,820
Management Services fees (Note 4)	984	170,963	7,138	2,327	2,188	1,967
Professional fees	8,462	13,656	9,692	8,501	8,503	8,491
Administration fees (Note 5)	28,563	78,419	46,866	28,327	28,328	2,951
Custodian fees (Note 6)	96	26,031	4,873	181	314	436
Printing and Shareholder reports	197	6,119	1,011	128	144	2,243
Licensing fees	17,427	69,066	7,643	20,666	14,399	6,645
Trustees fees (Note 7)	25	3,676	201	56	54	52
Other fees	1,832	23,997	2,242	1,945	1,901	2,014
Total Gross Expenses before fees waived and/or reimbursed	64,964	1,674,166	133,203	79,582	72,239	35,619
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(55,574)	(45,275)	(65,204)	(57,396)	(51,386)	(20,822)
Total Net Expenses	9,390	1,628,891	67,999	22,186	20,853	14,797
Net Investment Income (Loss)	(8,722)	119,610	(19,683)	(20,225)	(19,307)	25,494
NET REALIZED GAIN (LOSS) ON:
Investments	—	(1,789,567)	(5,695)	—	3	—
Futures contracts	—	553,765	(16,302)	—	—	(655)
Swap agreements	—	19,619,946	8,561,702	—	(447)	—
In-kind redemptions of investments	—	9,313,531	178,084	—	—	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	—	27,697,675	8,717,789	—	(444)	(655)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	(7,076,707)	(205,272)	—	—	168,545
Futures contracts	—	(368,780)	(13,904)	—	—	—
Swap agreements	774,057	(8,369,068)	(8,487,105)	818,581	479,103	14,550
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	774,057	(15,814,555)	(8,706,281)	818,581	479,103	183,095
Net realized and unrealized gain (loss)	774,057	11,883,120	11,508	818,581	478,659	182,440
Change in Net Assets Resulting from Operations	$765,335	$12,002,730	$(8,175)	$798,356	$459,352	$207,934

See accompanying notes to the financial statements.

212 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2012 (Unaudited)

	Short 30 Year TIPS/TSY Spread	UltraPro 10 Year TIPS/TSY Spread	UltraPro Short 10 Year TIPS/TSY Spread
	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012	Six Months Ended November 30, 2012
INVESTMENT INCOME:
Dividends	$—	$—	$—
Interest	49,300	16,287	26,478
Foreign withholding tax on dividends	—	—	—
Total Investment Income	49,300	16,287	26,478
EXPENSES:
Advisory fees (Note 4)	10,725	10,762	10,807
Management Services fees (Note 4)	1,950	1,957	1,965
Professional fees	8,490	8,491	8,491
Administration fees (Note 5)	2,925	2,935	2,948
Custodian fees (Note 6)	702	1,076	797
Printing and Shareholder reports	2,240	2,186	2,186
Licensing fees	6,645	6,675	6,675
Trustees fees (Note 7)	52	52	52
Other fees	2,010	2,015	2,008
Total Gross Expenses before fees waived and/or reimbursed	35,739	36,149	35,929
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(21,078)	(21,431)	(21,158)
Total Net Expenses	14,661	14,718	14,771
Net Investment Income (Loss)	34,639	1,569	11,707
NET REALIZED GAIN (LOSS) ON:
Investments	(3,570)	153,724	151,727
Futures contracts	1,774	(3,791)	4,305
Swap agreements	—	(607,410)	(866,125)
In-kind redemptions of investments	—	—	—
Foreign currency transactions	—	—	—
Net realized gain (loss)	(1,796)	(457,477)	(710,093)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(73,402)	(57,381)	(140,794)
Futures contracts	—	(284)	(4,278)
Swap agreements	(248,371)	665,422	584,957
Translation of assets and liabilities denominated in foreign currencies	—	—	—
Change in net unrealized appreciation/depreciation	(321,773)	607,757	439,885
Net realized and unrealized gain (loss)	(323,569)	150,280	(270,208)
Change in Net Assets Resulting from Operations	$(288,930)	$151,849	$(258,501)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2012 (Unaudited) :: Statements of Operations :: ProShares Trust :: 213

Statements of Changes in Net Assets

214 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	USD Covered Bond		German Sovereign/ Sub-Sovereign ETF		Credit Suisse 130/30
	Six Months Ended November 30, 2012 (Unaudited)	May 21, 2012* through May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	January 24, 2012* through May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$65,398	$3,034	$19,274	$13,173	$453,553	$1,047,733
Net realized gain (loss)	106,390	—	360	6,596	2,134,873	2,338,146
Change in net unrealized appreciation/depreciation	152,302	19,451	218,843	(71,142)	5,110,154	(9,176,576)
Change in Net Assets Resulting from Operations	324,090	22,485	238,477	(51,373)	7,698,580	(5,790,697)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(58,388)	—	(21,623)	(9,590)	(56,654)	(865,804)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(58,388)	—	(21,623)	(9,590)	(56,654)	(865,804)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,621,554	13,000,100	—	4,016,040	6,176,996	23,789,504
Cost of shares redeemed	(6,623,432)	—	—	—	(15,992,282)	(54,815,784)
Change in net assets resulting from capital transactions	(1,878)	13,000,100	—	4,016,040	(9,815,286)	(31,026,280)
Change in net assets	263,824	13,022,585	216,854	3,955,077	(2,173,360)	(37,682,781)
NET ASSETS:
Beginning of period	$13,022,585	$—	$3,955,077	$—	$77,293,790	$114,976,571
End of period	$13,286,409	$13,022,585	$4,171,931	$3,955,077	$75,120,430	$77,293,790
Accumulated undistributed net investment income (loss) included in end of period net assets	$10,044	$3,034	$1,234	$3,583	$755,406	$358,507
SHARE TRANSACTIONS:
Beginning of period	130,001	—	100,001	—	1,300,000	1,850,001
Issued	—	—	—	100,001	—	—
Issued in-kind	65,000	130,001	—	—	100,000	400,000
Redeemed	—	—	—	—	—	(1)
Redemption in-kind	(65,000)	—	—	—	(250,000)	(950,000)
Shares outstanding, end of period	130,001	130,001	100,001	100,001	1,150,000	1,300,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 215

	Hedge Replication ETF		RAFI® Long/Short		Short S&P500®
	Six Months Ended November 30, 2012 (Unaudited)	July 12, 2011* through May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(39,877)	$(50,697)	$75,975	$173,027	$(7,798,707)	$(18,478,219)
Net realized gain (loss)	(101,541)	44,822	(203,433)	(94,734)	(176,843,447)	(439,670,159)
Change in net unrealized appreciation/depreciation	721,700	(424,160)	956,620	(2,309,181)	(13,863,213)	167,795,769
Change in Net Assets Resulting from Operations	580,282	(430,035)	829,162	(2,230,888)	(198,505,367)	(290,352,609)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(72,978)	(163,412)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(72,978)	(163,412)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,931,867	27,610,116	—	13,460,137	668,630,242	2,434,849,214
Cost of shares redeemed	(1,924,836)	(10,028,566)	(3,713,326)	(15,290,790)	(483,414,741)	(1,731,398,178)
Change in net assets resulting from capital transactions	4,007,031	17,581,550	(3,713,326)	(1,830,653)	185,215,501	703,451,036
Change in net assets	4,587,313	17,151,515	(2,957,142)	(4,224,953)	(13,289,866)	413,098,427
NET ASSETS:
Beginning of period	$17,151,515	$—	$14,408,509	$18,633,462	$1,914,238,990	$1,501,140,563
End of period	$21,738,828	$17,151,515	$11,451,367	$14,408,509	$1,900,949,124	$1,914,238,990
Accumulated undistributed net investment income (loss) included in end of period net assets	$(66,796)	$(26,919)	$29,931	$26,934	$(18,231,719)	$(10,433,012)
SHARE TRANSACTIONS:
Beginning of period	450,000	—	400,000	450,001	50,251,429	37,201,429
Issued	150,000	700,001	—	350,000	18,675,000	55,425,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(250,001)	(100,000)	(100,001)	(13,650,000)	(42,375,000)
Redemption in-kind	—	—	—	(300,000)	—	—
Shares outstanding, end of period	550,000	450,000	300,000	400,000	55,276,429	50,251,429

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

216 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short QQQ®		Short Dow30SM		Short MidCap400
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,077,777)	$(2,343,345)	$(1,148,638)	$(2,502,746)	$(112,503)	$(358,146)
Net realized gain (loss)	(6,244,515)	(72,890,628)	(10,502,635)	(44,951,814)	(359,920)	(11,284,623)
Change in net unrealized appreciation/depreciation	(11,675,101)	25,711,422	(9,362,083)	23,284,260	(2,390,084)	5,341,355
Change in Net Assets Resulting from Operations	(18,997,393)	(49,522,551)	(21,013,356)	(24,170,300)	(2,862,507)	(6,301,414)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	243,344,009	507,142,124	128,081,706	298,902,419	8,248,994	93,885,677
Cost of shares redeemed	(234,963,867)	(442,554,859)	(86,060,234)	(222,020,988)	(12,646,254)	(77,522,751)
Change in net assets resulting from capital transactions	8,380,142	64,587,265	42,021,472	76,881,431	(4,397,260)	16,362,926
Change in net assets	(10,617,251)	15,064,714	21,008,116	52,711,131	(7,259,767)	10,061,512
NET ASSETS:
Beginning of period	$249,612,868	$234,548,154	$284,001,730	$231,290,599	$34,483,043	$24,421,531
End of period	$238,995,617	$249,612,868	$305,009,846	$284,001,730	$27,223,276	$34,483,043
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,334,381)	$(1,256,604)	$(2,617,938)	$(1,469,300)	$(298,928)	$(186,425)
SHARE TRANSACTIONS:
Beginning of period	9,000,000	7,350,000	7,575,000	5,775,000	1,200,000	825,000
Issued	9,300,000	16,350,000	3,600,000	7,425,000	300,000	2,925,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(8,925,000)	(14,700,000)	(2,400,000)	(5,625,000)	(450,000)	(2,550,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	9,375,000	9,000,000	8,775,000	7,575,000	1,050,000	1,200,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 217

	Short Russell2000		Short SmallCap600		UltraShort Russell3000
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,977,456)	$(4,251,242)	$(81,243)	$(335,748)	$(6,290)	$(16,871)
Net realized gain (loss)	(23,146,871)	(95,048,536)	(1,570,672)	(2,787,062)	(80,275)	(812,925)
Change in net unrealized appreciation/depreciation	(26,467,821)	49,495,384	(405,645)	4,811,539	(249,140)	326,030
Change in Net Assets Resulting from Operations	(51,592,148)	(49,804,394)	(2,057,560)	1,688,729	(335,705)	(503,766)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	357,812,219	551,962,665	1,807,989	14,501,982	—	893,860
Cost of shares redeemed	(279,225,675)	(441,139,143)	(5,147,058)	(46,793,336)	—	(551)
Change in net assets resulting from capital transactions	78,586,544	110,823,522	(3,339,069)	(32,291,354)	—	893,309
Change in net assets	26,994,396	61,019,128	(5,396,629)	(30,602,625)	(335,705)	389,543
NET ASSETS:
Beginning of period	$459,285,151	$398,266,023	$21,739,571	$52,342,196	$1,742,289	$1,352,746
End of period	$486,279,547	$459,285,151	$16,342,942	$21,739,571	$1,406,584	$1,742,289
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,242,562)	$(2,265,106)	$(209,525)	$(128,282)	$(15,609)	$(9,319)
SHARE TRANSACTIONS:
Beginning of period	16,350,000	13,725,000	900,000	2,025,000	29,991	20,000	(f)
Issued	13,650,000	17,100,000	75,000	525,000	—	10,000	(f)
Issued in-kind	—	—	—	—	—	—	(f)
Redeemed	(10,725,000)	(14,475,000)	(225,000)	(1,650,000)	—	(9	)(f)
Redemption in-kind	—	—	—	—	—	—	(f)
Shares outstanding, end of period	19,275,000	16,350,000	750,000	900,000	29,991	29,991	(f)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(f)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

218 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort S&P500®				UltraShort QQQ®		UltraShort Dow30SM
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,794,885)		$(18,886,831)		$(2,014,446)	$(5,937,180)	$(1,219,213)	$(2,997,459)
Net realized gain (loss)	(471,266,612)		(576,300,040)		(33,579,945)	(269,222,683)	(34,087,081)	(67,254,867)
Change in net unrealized appreciation/depreciation	100,205,309		245,411,392		(46,797,443)	112,833,801	(3,560,336)	34,493,238
Change in Net Assets Resulting from Operations	(378,856,188)		(349,775,479)		(82,391,834)	(162,326,062)	(38,866,630)	(35,759,088)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	904,404,547		2,757,523,498		344,218,165	941,040,160	202,636,430	290,951,426
Cost of shares redeemed	(772,478,839)		(2,502,274,907)		(441,770,540)	(914,502,482)	(154,798,697)	(303,398,115)
Change in net assets resulting from capital transactions	131,925,708		255,248,591		(97,552,375)	26,537,678	47,837,733	(12,446,689)
Change in net assets	(246,930,480)		(94,526,888)		(179,944,209)	(135,788,384)	8,971,103	(48,205,777)
NET ASSETS:
Beginning of period	$1,940,400,316		$2,034,927,204		$557,851,546	$693,639,930	$291,072,907	$339,278,684
End of period	$1,693,469,836		$1,940,400,316		$377,907,337	$557,851,546	$300,044,010	$291,072,907
Accumulated undistributed net investment income (loss) included in end of period net assets	$(17,945,694)		$(10,150,809)		$(5,179,072)	$(3,164,626)	$(2,824,514)	$(1,605,301)
SHARE TRANSACTIONS:
Beginning of period	28,368,750	(h)	25,331,250	(h)	15,807,771	14,157,771	5,098,767	5,025,000	(e)
Issued	15,150,000	(h)	34,200,000	(h)	10,875,000	23,100,000	3,975,000	4,537,500	(e)
Issued in-kind	—	(h)	—	(h)	—	—	—	—	(e)
Redeemed	(12,959,479	)(h)	(31,162,500	)(h)	(13,875,000)	(21,450,000)	(2,925,000)	(4,463,733	)(e)
Redemption in-kind	—	(h)	—	(h)	—	—	—	—	(e)
Shares outstanding, end of period	30,559,271	(h)	28,368,750	(h)	12,807,771	15,807,771	6,148,767	5,098,767	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(h)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 219

	UltraShort MidCap400		UltraShort Russell2000		UltraShort SmallCap600
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(141,396)	$(362,964)	$(1,334,712)	$(3,436,839)	$(68,648)	$(192,621)
Net realized gain (loss)	(2,877,643)	(20,026,166)	(32,893,910)	(100,151,219)	(2,385,079)	(8,129,035)
Change in net unrealized appreciation/depreciation	(6,184,781)	9,140,975	(45,943,862)	81,725,359	(1,861,045)	5,670,587
Change in Net Assets Resulting from Operations	(9,203,820)	(11,248,155)	(80,172,484)	(21,862,699)	(4,314,772)	(2,651,069)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	27,775,282	67,306,870	264,393,822	601,798,854	—	18,892,412
Cost of shares redeemed	(17,392,148)	(49,757,661)	(229,235,965)	(701,871,034)	(8,187,732)	(15,257,458)
Change in net assets resulting from capital transactions	10,383,134	17,549,209	35,157,857	(100,072,180)	(8,187,732)	3,634,954
Change in net assets	1,179,314	6,301,054	(45,014,627)	(121,934,879)	(12,502,504)	983,885
NET ASSETS:
Beginning of period	$35,226,913	$28,925,859	$324,227,739	$446,162,618	$21,357,986	$20,374,101
End of period	$36,406,227	$35,226,913	$279,213,112	$324,227,739	$8,855,482	$21,357,986
Accumulated undistributed net investment income (loss) included in end of period net assets	$(344,382)	$(202,986)	$(2,916,991)	$(1,582,279)	$(155,040)	$(86,392)
SHARE TRANSACTIONS:
Beginning of period	1,068,613	768,613	9,466,518	11,041,518	618,674	468,674
Issued	900,000	1,500,000	8,625,000	15,975,000	—	450,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(600,000)	(1,200,000)	(7,875,000)	(17,550,000)	(300,000)	(300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,368,613	1,068,613	10,216,518	9,466,518	318,674	618,674

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.
See accompanying notes to the financial statements.

220 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraPro Short S&P500®			UltraPro Short QQQ®			UltraPro Short Dow30SM
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,216,311)	$(4,365,146)		$(652,277)	$(1,017,138)		$(354,870)		$(567,559)
Net realized gain (loss)	(60,500,268)	(306,305,300)		(24,858,185)	(77,253,539)		(5,044,516)		(27,881,488)
Change in net unrealized appreciation/depreciation	(95,051,904)	115,442,610		(6,753,382)	28,225,829		(10,479,864)		10,756,161
Change in Net Assets Resulting from Operations	(157,768,483)	(195,227,836)		(32,263,844)	(50,044,848)		(15,879,250)		(17,692,886)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—		—
Net realized gains on investments	—	—		—	—		—		—
Tax return of capital	—	—		—	—		—		—
Total distributions	—	—		—	—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	613,719,603	1,204,978,486		247,781,959	240,993,849		65,660,693		101,994,405
Cost of shares redeemed	(443,622,163)	(851,513,850)		(208,027,560)	(148,500,554)		(50,253,715)		(47,074,856)
Change in net assets resulting from capital transactions	170,097,440	353,464,636		39,754,399	92,493,295		15,406,978		54,919,549
Change in net assets	12,328,957	158,236,800		7,490,555	42,448,447		(472,272)		37,226,663
NET ASSETS:
Beginning of period	$467,180,155	$308,943,355		$131,941,753	$89,493,306		$71,102,406		$33,875,743
End of period	$479,509,112	$467,180,155		$139,432,308	$131,941,753		$70,630,134		$71,102,406
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,033,205)	$(2,816,894)		$(1,276,202)	$(623,925)		$(746,093)		$(391,223)
SHARE TRANSACTIONS:
Beginning of period	8,579,628	4,130,000	(f)	2,449,651	937,500	(e)	787,500	(h)	275,000	(h)
Issued	13,450,000	18,000,000	(f)	5,850,000	3,762,500	(e)	887,500	(h)	1,000,000	(h)
Issued in-kind	—	—	(f)	—	—	(e)	—	(h)	—	(h)
Redeemed	(9,800,000)	(13,550,372	)(f)	(4,850,000)	(2,250,349	)(e)	(675,332	)(h)	(487,500	)(h)
Redemption in-kind	—	—	(f)	—	—	(e)	—	(h)	—	(h)
Shares outstanding, end of period	12,229,628	8,579,628	(f)	3,449,651	2,449,651	(e)	999,668	(h)	787,500	(h)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(f)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(h)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 221

	UltraPro Short MidCap400			UltraPro Short Russell2000			UltraShort Russell1000 Value
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(41,560)	$(102,128)		$(286,458)	$(586,383)		$(6,836)	$(20,055)
Net realized gain (loss)	(3,443,138)	(4,363,517)		(8,415,927)	(33,150,513)		(152,079)	(628,583)
Change in net unrealized appreciation/depreciation	171,650	525,216		(13,418,002)	13,785,765		(263,592)	416,487
Change in Net Assets Resulting from Operations	(3,313,048)	(3,940,429)		(22,120,387)	(19,951,131)		(422,507)	(232,151)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	25,299,155	20,539,200		190,278,432	158,075,627		—	—
Cost of shares redeemed	(22,818,966)	(16,412,314)		(185,980,923)	(121,140,180)		—	—
Change in net assets resulting from capital transactions	2,480,189	4,126,886		4,297,509	36,935,447		—	—
Change in net assets	(832,859)	186,457		(17,822,878)	16,984,316		(422,507)	(232,151)
NET ASSETS:
Beginning of period	$9,729,045	$9,542,588		$71,680,865	$54,696,549		$1,924,567	$2,156,718
End of period	$8,896,186	$9,729,045		$53,857,987	$71,680,865		$1,502,060	$1,924,567
Accumulated undistributed net investment income (loss) included in end of period net assets	$(97,888)	$(56,328)		$(629,922)	$(343,464)		$(17,032)	$(10,196)
SHARE TRANSACTIONS:
Beginning of period	174,963	125,000	(e)	1,319,932	670,000	(f)	75,000	75,000
Issued	550,000	250,000	(e)	4,450,000	2,440,000	(f)	—	—
Issued in-kind	—	—	(e)	—	—	(f)	—	—
Redeemed	(500,000)	(200,037	)(e)	(4,350,000)	(1,790,068	)(f)	—	—
Redemption in-kind	—	—	(e)	—	—	(f)	—	—
Shares outstanding, end of period	224,963	174,963	(e)	1,419,932	1,319,932	(f)	75,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(f)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

222 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Russell1000 Growth			UltraShort Russell MidCap Value		UltraShort Russell MidCap Growth
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,916)	$(39,437)		$(5,920)	$(16,956)	$(8,591)	$(23,427)
Net realized gain (loss)	(235,454)	(2,490,051)		(157,218)	(740,182)	(102,475)	(661,471)
Change in net unrealized appreciation/depreciation	(146,338)	1,155,059		(195,826)	606,242	(264,136)	424,403
Change in Net Assets Resulting from Operations	(390,708)	(1,374,429)		(358,964)	(150,896)	(375,202)	(260,495)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,802,468		—	—	—	—
Cost of shares redeemed	—	(5,409,581)		—	—	—	—
Change in net assets resulting from capital transactions	—	(607,113)		—	—	—	—
Change in net assets	(390,708)	(1,981,542)		(358,964)	(150,896)	(375,202)	(260,495)
NET ASSETS:
Beginning of period	$2,367,081	$4,348,623		$1,626,460	$1,777,356	$2,242,877	$2,503,372
End of period	$1,976,373	$2,367,081		$1,267,496	$1,626,460	$1,867,675	$2,242,877
Accumulated undistributed net investment income (loss) included in end of period net assets	$(28,947)	$(20,031)		$(14,559)	$(8,639)	$(20,542)	$(11,951)
SHARE TRANSACTIONS:
Beginning of period	37,479	56,250	(e)	37,463	37,463	56,218	56,218
Issued	—	56,250	(e)	—	—	—	—
Issued in-kind	—	—	(e)	—	—	—	—
Redeemed	—	(75,021	)(e)	—	—	—	—
Redemption in-kind	—	—	(e)	—	—	—	—
Shares outstanding, end of period	37,479	37,479	(e)	37,463	37,463	56,218	56,218

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 223

	UltraShort Russell2000 Value		UltraShort Russell2000 Growth		Short Basic Materials
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(18,534)	$(56,225)	$(30,832)	$(138,221)	$(39,296)	$(69,121)
Net realized gain (loss)	(491,242)	(1,668,025)	30,502	(9,889,546)	(218,328)	(1,710,186)
Change in net unrealized appreciation/depreciation	(585,175)	787,335	(1,588,171)	4,237,005	(657,576)	1,419,816
Change in Net Assets Resulting from Operations	(1,094,951)	(936,915)	(1,588,501)	(5,790,762)	(915,200)	(359,491)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	—	10,595,389	3,773,748	15,196,113
Cost of shares redeemed	—	—	—	(6,375,741)	(1,891,710)	(12,294,738)
Change in net assets resulting from capital transactions	—	—	—	4,219,648	1,882,038	2,901,375
Change in net assets	(1,094,951)	(936,915)	(1,588,501)	(1,571,114)	966,838	2,541,884
NET ASSETS:
Beginning of period	$5,158,591	$6,095,506	$8,468,131	$10,039,245	$7,850,135	$5,308,251
End of period	$4,063,640	$5,158,591	$6,879,630	$8,468,131	$8,816,973	$7,850,135
Accumulated undistributed net investment income (loss) included in end of period net assets	$(45,985)	$(27,451)	$(103,199)	$(72,367)	$(82,310)	$(43,014)
SHARE TRANSACTIONS:
Beginning of period	131,196	131,196	269,978	269,978	200,000	150,001
Issued	—	—	—	225,000	100,000	350,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	(225,000)	(50,000)	(300,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	131,196	131,196	269,978	269,978	250,000	200,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

224 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Financials		Short Oil & Gas		Short Real Estate
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(379,018)	$(1,061,417)	$(23,365)	$(89,240)	$(118,396)	$(316,316)
Net realized gain (loss)	(3,534,289)	(21,195,134)	(177,499)	251,673	(1,581,804)	(7,843,481)
Change in net unrealized appreciation/depreciation	(8,853,251)	9,848,342	(706,859)	1,216,249	(546,468)	1,079,139
Change in Net Assets Resulting from Operations	(12,766,558)	(12,408,209)	(907,723)	1,378,682	(2,246,668)	(7,080,658)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,377,784	114,815,235	—	8,352,694	3,009,611	35,698,633
Cost of shares redeemed	(16,215,755)	(94,116,978)	(2,601,481)	(11,837,452)	(2,809,570)	(9,564,773)
Change in net assets resulting from capital transactions	(6,837,971)	20,698,257	(2,601,481)	(3,484,758)	200,041	26,133,860
Change in net assets	(19,604,529)	8,290,048	(3,509,204)	(2,106,076)	(2,046,627)	19,053,202
NET ASSETS:
Beginning of period	$101,817,554	$93,527,506	$8,367,984	$10,474,060	$29,492,517	$10,439,315
End of period	$82,213,025	$101,817,554	$4,858,780	$8,367,984	$27,445,890	$29,492,517
Accumulated undistributed net investment income (loss) included in end of period net assets	$(926,040)	$(547,022)	$(63,707)	$(40,342)	$(313,211)	$(194,815)
SHARE TRANSACTIONS:
Beginning of period	3,000,000	2,625,001	225,000	300,001	950,000	300,001
Issued	300,000	3,000,000	—	225,000	100,000	950,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(525,000)	(2,625,001)	(75,000)	(300,001)	(100,000)	(300,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,775,000	3,000,000	150,000	225,000	950,000	950,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 225

	Short KBW Regional Banking		UltraShort Basic Materials				UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,029)	$(137,412)	$(191,824)		$(736,453)		$(18,849)		$(29,398)
Net realized gain (loss)	(117,177)	(7,744,153)	(2,575,982)		8,729,565		(575,179)		(1,643,956)
Change in net unrealized appreciation/depreciation	(135,543)	1,412,008	(7,468,197)		12,801,939		(632,561)		128,574
Change in Net Assets Resulting from Operations	(271,749)	(6,469,557)	(10,236,003)		20,795,051		(1,226,589)		(1,544,780)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—		—		—		—
Net realized gains on investments	—	—	—		—		—		—
Tax return of capital	—	—	—		—		—		—
Total distributions	—	—	—		—		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	51,112,109	3,472,216		75,012,748		2,805,095		6,205,560
Cost of shares redeemed	—	(63,082,188)	(7,114,280)		(140,708,169)		(1,148,475)		(1,988,079)
Change in net assets resulting from capital transactions	—	(11,970,079)	(3,642,064)		(65,695,421)		1,656,620		4,217,481
Change in net assets	(271,749)	(18,439,636)	(13,878,067)		(44,900,370)		430,031		2,672,701
NET ASSETS:
Beginning of period	$4,741,432	$23,181,068	$51,335,117		$96,235,487		$4,472,525		$1,799,824
End of period	$4,469,683	$4,741,432	$37,457,050		$51,335,117		$4,902,556		$4,472,525
Accumulated undistributed net investment income (loss) included in end of period net assets	$(60,963)	$(41,934)	$(492,753)		$(300,929)		$(36,566)		$(17,717)
SHARE TRANSACTIONS:
Beginning of period	100,000	400,001	697,455	(h)	1,447,455	(h)	50,000	(h)	12,500	(h)
Issued	—	800,000	56,250	(h)	975,000	(h)	37,500	(h)	50,000	(h)
Issued in-kind	—	—	—	(h)	—	(h)	—	(h)	—	(h)
Redeemed	—	(1,100,001)	(112,736	)(h)	(1,725,000	)(h)	(12,507	)(h)	(12,500	)(h)
Redemption in-kind	—	—	—	(h)	—	(h)	—	(h)	—	(h)
Shares outstanding, end of period	100,000	100,000	640,969	(h)	697,455	(h)	74,993	(h)	50,000	(h)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(h)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

226 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Consumer Goods				UltraShort Consumer Services			UltraShort Financials
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(12,017)		$(43,711)		$(35,777)	$(108,601)		$(929,907)	$(3,037,294)
Net realized gain (loss)	(426,385)		(1,766,500)		(2,627,046)	(9,155,676)		(16,660,860)	(94,862,527)
Change in net unrealized appreciation/depreciation	(108,780)		1,319,757		480,826	5,573,535		(46,154,093)	27,962,348
Change in Net Assets Resulting from Operations	(547,182)		(490,454)		(2,181,997)	(3,690,742)		(63,744,860)	(69,937,473)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—		—	—
Net realized gains on investments	—		—		—	—		—	—
Tax return of capital	—		—		—	—		—	—
Total distributions	—		—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,269,026		761		3,505,517	1,485,605		79,657,204	305,002,380
Cost of shares redeemed	(1,211,275)		(3,432,626)		(3,068,512)	(3,506,848)		(88,041,192)	(282,808,448)
Change in net assets resulting from capital transactions	57,751		(3,431,865)		437,005	(2,021,243)		(8,383,988)	22,193,932
Change in net assets	(489,431)		(3,922,319)		(1,744,992)	(5,711,985)		(72,128,848)	(47,743,541)
NET ASSETS:
Beginning of period	$2,789,725		$6,712,044		$7,610,612	$13,322,597		$260,222,744	$307,966,285
End of period	$2,300,294		$2,789,725		$5,865,620	$7,610,612		$188,093,896	$260,222,744
Accumulated undistributed net investment income (loss) included in end of period net assets	$(31,147)		$(19,130)		$(88,719)	$(52,942)		$(2,509,960)	$(1,580,053)
SHARE TRANSACTIONS:
Beginning of period	37,500	(h)	75,000	(h)	149,870	187,500	(e)	5,379,330	5,229,330
Issued	18,750	(h)	—	(h)	75,000	18,750	(e)	1,950,000	4,875,000
Issued in-kind	—	(h)	—	(h)	—	—	(e)	—	—
Redeemed	(18,793	)(h)	(37,500	)(h)	(75,000)	(56,380	)(e)	(2,175,000)	(4,725,000)
Redemption in-kind	—	(h)	—	(h)	—	—	(e)	—	—
Shares outstanding, end of period	37,457	(h)	37,500	(h)	149,870	149,870	(e)	5,154,330	5,379,330

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(h)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 227

	UltraShort Health Care				UltraShort Industrials		UltraShort Oil & Gas
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(20,682)		$(33,184)		$(30,197)	$(78,994)	$(301,319)	$(895,599)
Net realized gain (loss)	(343,620)		(693,908)		(723,407)	(2,300,621)	2,974,774	(22,176,588)
Change in net unrealized appreciation/depreciation	(862,733)		156,261		(968,914)	1,602,006	(19,271,069)	27,892,713
Change in Net Assets Resulting from Operations	(1,227,035)		(570,831)		(1,722,518)	(777,609)	(16,597,614)	4,820,526
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,333,227		1,403,025		2,603,916	3,576,416	53,851,519	117,830,539
Cost of shares redeemed	(879)		—		—	(3,700,392)	(49,159,742)	(165,224,296)
Change in net assets resulting from capital transactions	2,332,348		1,403,025		2,603,916	(123,976)	4,691,777	(47,393,757)
Change in net assets	1,105,313		832,194		881,398	(901,585)	(11,905,837)	(42,573,231)
NET ASSETS:
Beginning of period	$4,070,957		$3,238,763		$6,238,266	$7,139,851	$72,594,620	$115,167,851
End of period	$5,176,270		$4,070,957		$7,119,664	$6,238,266	$60,688,783	$72,594,620
Accumulated undistributed net investment income (loss) included in end of period net assets	$(39,566)		$(18,884)		$(63,075)	$(32,878)	$(772,580)	$(471,261)
SHARE TRANSACTIONS:
Beginning of period	56,250	(h)	37,500	(h)	168,668	168,668	2,519,794	4,169,794
Issued	37,500	(h)	18,750	(h)	75,000	75,000	2,400,000	4,200,000
Issued in-kind	—	(h)	—	(h)	—	—	—	—
Redeemed	(16	)(h)	—	(h)	—	(75,000)	(2,100,000)	(5,850,000)
Redemption in-kind	—	(h)	—	(h)	—	—	—	—
Shares outstanding, end of period	93,734	(h)	56,250	(h)	243,668	168,668	2,819,794	2,519,794

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(h)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

228 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Real Estate			UltraShort Semiconductors		UltraShort Technology
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(542,480)	$(1,492,914)		$(55,941)	$(171,896)	$(48,057)	$(132,516)
Net realized gain (loss)	(24,975,996)	(35,258,366)		(151,041)	(7,354,182)	771,656	(6,182,977)
Change in net unrealized appreciation/depreciation	6,115,363	6,773,430		897,802	6,003,364	(1,486,324)	3,759,984
Change in Net Assets Resulting from Operations	(19,403,113)	(29,977,850)		690,820	(1,522,714)	(762,725)	(2,555,509)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	55,673,782	120,274,860		—	39,149,497	2,476,540	17,130,243
Cost of shares redeemed	(55,357,175)	(124,576,559)		(3,213,713)	(45,225,844)	(6,111,971)	(16,150,079)
Change in net assets resulting from capital transactions	316,607	(4,301,699)		(3,213,713)	(6,076,347)	(3,635,431)	980,164
Change in net assets	(19,086,506)	(34,279,549)		(2,522,893)	(7,599,061)	(4,398,156)	(1,575,345)
NET ASSETS:
Beginning of period	$139,039,188	$173,318,737		$14,178,356	$21,777,417	$16,980,974	$18,556,319
End of period	$119,952,682	$139,039,188		$11,655,463	$14,178,356	$12,582,818	$16,980,974
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,276,141)	$(733,661)		$(137,789)	$(81,848)	$(118,830)	$(70,773)
SHARE TRANSACTIONS:
Beginning of period	4,641,509	4,244,688	(b)	329,921	479,921	412,318	337,318
Issued	2,100,000	3,100,000	(b)	—	825,000	75,000	450,000
Issued in-kind	—	—	(b)	—	—	—	—
Redeemed	(2,100,000)	(2,703,179	)(b)	(75,000)	(975,000)	(150,000)	(375,000)
Redemption in-kind	—	—	(b)	—	—	—	—
Shares outstanding, end of period	4,641,509	4,641,509	(b)	254,921	329,921	337,318	412,318

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(b)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 229

	UltraShort Telecommunications		UltraShort Utilities			UltraPro Short Financials
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		July 10, 2012* through November 30, 2012 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,252)	$(22,966)	$(11,896)	$(31,205)		$(9,383)
Net realized gain (loss)	(162,252)	(516,389)	(133,338)	(936,654)		(955,237)
Change in net unrealized appreciation/depreciation	(274,342)	888,369	(3,612)	208,735		(49,111)
Change in Net Assets Resulting from Operations	(445,846)	349,014	(148,846)	(759,124)		(1,013,731)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—
Net realized gains on investments	—	—	—	—		—
Tax return of capital	—	—	—	—		—
Total distributions	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,176,309	—	—	2,027,734		5,860,151
Cost of shares redeemed	(2,382,830)	—	—	(2,210,791)		(3,387,351)
Change in net assets resulting from capital transactions	(206,521)	—	—	(183,057)		2,472,800
Change in net assets	(652,367)	349,014	(148,846)	(942,181)		1,459,069
NET ASSETS:
Beginning of period	$2,443,099	$2,094,085	$3,087,851	$4,030,032		$—
End of period	$1,790,732	$2,443,099	$2,939,005	$3,087,851		$1,459,069
Accumulated undistributed net investment income (loss) included in end of period net assets	$(22,161)	$(12,909)	$(29,003)	$(17,107)		$(9,383)
SHARE TRANSACTIONS:
Beginning of period	59,989	59,989	99,961	100,000	(b)	—
Issued	75,000	—	—	50,000	(b)	150,001
Issued in-kind	—	—	—	—	(b)	—
Redeemed	(75,000)	—	—	(50,039	)(b)	(100,000)
Redemption in-kind	—	—	—	—	(b)	—
Shares outstanding, end of period	59,989	59,989	99,961	99,961	(b)	50,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(b)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

See accompanying notes to the financial statements.

230 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short MSCI EAFE		Short MSCI Emerging Markets		Short FTSE China 25
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(787,589)	$(1,889,475)	$(1,192,953)	$(2,271,196)	$(43,901)	$(94,101)
Net realized gain (loss)	—	(18,033,124)	(2,317,807)	13,205,413	37	138,035
Change in net unrealized appreciation/depreciation	(38,233,647)	20,197,604	(38,440,717)	4,840,690	(1,682,352)	(193,589)
Change in Net Assets Resulting from Operations	(39,021,236)	275,005	(41,951,477)	15,774,907	(1,726,216)	(149,655)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	47,446,210	395,714,892	53,299,101	229,823,221	—	12,175,788
Cost of shares redeemed	(107,577,913)	(244,173,696)	(94,071,560)	(148,178,585)	—	(10,552,657)
Change in net assets resulting from capital transactions	(60,131,703)	151,541,196	(40,772,459)	81,644,636	—	1,623,131
Change in net assets	(99,152,939)	151,816,201	(82,723,936)	97,419,543	(1,726,216)	1,473,476
NET ASSETS:
Beginning of period	$255,567,236	$103,751,035	$318,149,507	$220,729,964	$11,394,684	$9,921,208
End of period	$156,414,297	$255,567,236	$235,425,571	$318,149,507	$9,668,468	$11,394,684
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,848,328)	$(1,060,739)	$(2,461,308)	$(1,268,355)	$(98,244)	$(54,343)
SHARE TRANSACTIONS:
Beginning of period	4,875,000	2,250,000	9,675,000	7,500,000	250,000	250,001
Issued	975,000	7,650,000	1,725,000	6,825,000	—	250,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,250,000)	(5,025,000)	(3,150,000)	(4,650,000)	—	(250,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,600,000	4,875,000	8,250,000	9,675,000	250,000	250,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 231

	UltraShort MSCI EAFE		UltraShort MSCI Emerging Markets		UltraShort MSCI Europe
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(69,223)	$(203,008)	$(415,728)	$(858,313)	$(745,314)	$(1,072,830)
Net realized gain (loss)	—	2,137,531	149	(22,494,774)	(37,275,479)	(15,068,994)
Change in net unrealized appreciation/depreciation	(6,880,865)	(59,149)	(40,114,906)	41,245,501	(73,618,928)	20,470,419
Change in Net Assets Resulting from Operations	(6,950,088)	1,875,374	(40,530,485)	17,892,414	(111,639,721)	4,328,595
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,823,632	31,449,334	88,146,480	140,520,735	84,832,146	285,584,433
Cost of shares redeemed	(11,290,843)	(24,488,404)	(90,003,130)	(169,461,442)	(150,604,746)	(51,464,593)
Change in net assets resulting from capital transactions	(3,467,211)	6,960,930	(1,856,650)	(28,940,707)	(65,772,600)	234,119,840
Change in net assets	(10,417,299)	8,836,304	(42,387,135)	(11,048,293)	(177,412,321)	238,448,435
NET ASSETS:
Beginning of period	$23,948,689	$15,112,385	$107,138,465	$118,186,758	$278,856,993	$40,408,558
End of period	$13,531,390	$23,948,689	$64,751,330	$107,138,465	$101,444,672	$278,856,993
Accumulated undistributed net investment income (loss) included in end of period net assets	$(184,431)	$(115,208)	$(856,640)	$(440,912)	$(1,491,511)	$(746,197)
SHARE TRANSACTIONS:
Beginning of period	900,000	675,000	3,269,744	4,094,744	5,949,847	949,847
Issued	375,000	1,125,000	2,925,000	4,050,000	2,050,000	6,000,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(525,000)	(900,000)	(3,525,000)	(4,875,000)	(4,450,000)	(1,000,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	750,000	900,000	2,669,744	3,269,744	3,549,847	5,949,847

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

232 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort MSCI Pacific ex-Japan		UltraShort MSCI Brazil			UltraShort FTSE China 25
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,833)	$(22,824)	$(75,487)	$(130,488)		$(771,891)	$(1,751,343)
Net realized gain (loss)	(714,177)	780,990	12,288	3,593,723		(7,519,808)	(26,343,644)
Change in net unrealized appreciation/depreciation	(217,393)	(385,394)	(1,845,392)	1,925,017		(51,986,643)	80,715,753
Change in Net Assets Resulting from Operations	(941,403)	372,772	(1,908,591)	5,388,252		(60,278,342)	52,620,766
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,777,166	1,085	11,308,015	17,136,268		23,171,322	110,360,596
Cost of shares redeemed	(1,747,601)	(4,959,772)	(11,407,113)	(17,543,752)		(26,700,859)	(131,957,685)
Change in net assets resulting from capital transactions	29,565	(4,958,687)	(99,098)	(407,484)		(3,529,537)	(21,597,089)
Change in net assets	(911,838)	(4,585,915)	(2,007,689)	4,980,768		(63,807,879)	31,023,677
NET ASSETS:
Beginning of period	$2,498,442	$7,084,357	$19,213,036	$14,232,268		$204,750,718	$173,727,041
End of period	$1,586,604	$2,498,442	$17,205,347	$19,213,036		$140,942,839	$204,750,718
Accumulated undistributed net investment income (loss) included in end of period net assets	$(21,700)	$(11,867)	$(152,191)	$(76,704)		$(1,724,498)	$(952,607)
SHARE TRANSACTIONS:
Beginning of period	49,992	149,992	224,951	237,500	(e)	6,794,589	6,869,589
Issued	50,000	—	150,000	225,000	(e)	900,000	3,825,000
Issued in-kind	—	—	—	—	(e)	—	—
Redeemed	(50,000)	(100,000)	(150,000)	(237,549	)(e)	(1,050,000)	(3,900,000)
Redemption in-kind	—	—	—	—	(e)	—	—
Shares outstanding, end of period	49,992	49,992	224,951	224,951	(e)	6,644,589	6,794,589

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.
See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 233

	UltraShort MSCI Japan		UltraShort MSCI Mexico Investable Market		Short 7-10 Year Treasury
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(44,880)	$(174,609)	$(7,616)	$(21,799)	$(65,330)	$(146,672)
Net realized gain (loss)	578,122	(1,016,668)	(857,940)	(624,802)	(10,116)	(1,365,404)
Change in net unrealized appreciation/depreciation	(2,312,413)	648,389	146,166	460,267	(234,718)	(667,637)
Change in Net Assets Resulting from Operations	(1,779,171)	(542,888)	(719,390)	(186,334)	(310,164)	(2,179,713)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	5,737	1,359,821	—	817,787	15,193,939
Cost of shares redeemed	—	(25,543,485)	(1,548,877)	—	(803,848)	(5,971,631)
Change in net assets resulting from capital transactions	—	(25,537,748)	(189,056)	—	13,939	9,222,308
Change in net assets	(1,779,171)	(26,080,636)	(908,446)	(186,334)	(296,225)	7,042,595
NET ASSETS:
Beginning of period	$11,558,234	$37,638,870	$2,279,162	$2,465,496	$14,715,765	$7,673,170
End of period	$9,779,063	$11,558,234	$1,370,716	$2,279,162	$14,419,540	$14,715,765
Accumulated undistributed net investment income (loss) included in end of period net assets	$(117,995)	$(73,115)	$(18,704)	$(11,088)	$(159,043)	$(93,713)
SHARE TRANSACTIONS:
Beginning of period	300,000	1,050,000	49,986	49,986	450,000	200,001
Issued	—	—	50,000	—	25,000	425,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(750,000)	(50,000)	—	(25,000)	(175,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	300,000	300,000	49,986	49,986	450,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

234 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short 20+ Year Treasury		Short High Yield		Short Investment Grade Corporate
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,390,391)	$(7,908,903)	$(162,809)	$(337,912)	$(16,129)	$(27,565)
Net realized gain (loss)	(20,491,131)	(201,405,624)	57	(2,073,917)	—	(106,179)
Change in net unrealized appreciation/depreciation	12,508,953	(140,353,450)	(4,445,349)	(2,652,514)	(246,274)	(243,102)
Change in Net Assets Resulting from Operations	(11,372,569)	(349,667,977)	(4,608,101)	(5,064,343)	(262,403)	(376,846)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	71,575,132	730,583,985	30,577,777	117,378,508	1,615,147	1,847,236
Cost of shares redeemed	(114,667,160)	(539,223,728)	(25,908,475)	(74,689,260)	—	(1,894,363)
Change in net assets resulting from capital transactions	(43,092,028)	191,360,257	4,669,302	42,689,248	1,615,147	(47,127)
Change in net assets	(54,464,597)	(158,307,720)	61,201	37,624,905	1,352,744	(423,973)
NET ASSETS:
Beginning of period	$848,315,851	$1,006,623,571	$47,370,520	$9,745,615	$3,431,457	$3,855,430
End of period	$793,851,254	$848,315,851	$47,431,721	$47,370,520	$4,784,201	$3,431,457
Accumulated undistributed net investment income (loss) included in end of period net assets	$(7,523,806)	$(4,133,415)	$(342,684)	$(179,875)	$(32,967)	$(16,838)
SHARE TRANSACTIONS:
Beginning of period	29,250,000	24,150,001	1,300,000	250,001	100,000	100,001
Issued	2,450,000	21,050,000	900,000	3,000,000	50,000	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,950,000)	(15,950,001)	(750,000)	(1,950,001)	—	(50,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	27,750,000	29,250,000	1,450,000	1,300,000	150,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 235

	UltraShort 3-7 Year Treasury		UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(20,504)	$(39,858)	$(1,325,930)	$(3,697,705)	$(12,167,023)		$(35,588,331)
Net realized gain (loss)	—	(693,873)	(501,824)	(84,758,099)	(182,391,909)		(2,888,230,844)
Change in net unrealized appreciation/depreciation	(98,652)	56,717	(9,955,355)	(44,087,806)	116,479,583		(445,307,317)
Change in Net Assets Resulting from Operations	(119,156)	(677,014)	(11,783,109)	(132,543,610)	(78,079,349)		(3,369,126,492)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—		—
Net realized gains on investments	—	—	—	—	—		—
Tax return of capital	—	—	—	—	—		—
Total distributions	—	—	—	—	—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,796,700	31,094,825	305,144,837	982,673,818		4,666,332,108
Cost of shares redeemed	—	(33)	(58,380,445)	(315,976,296)	(1,180,698,948)		(3,929,004,187)
Change in net assets resulting from capital transactions	—	1,796,667	(27,285,620)	(10,831,459)	(198,025,130)		737,327,921
Change in net assets	(119,156)	1,119,653	(39,068,729)	(143,375,069)	(276,104,479)		(2,631,798,571)
NET ASSETS:
Beginning of period	$4,886,425	$3,766,772	$335,461,642	$478,836,711	$3,174,818,267		$5,806,616,838
End of period	$4,767,269	$4,886,425	$296,392,913	$335,461,642	$2,898,713,788		$3,174,818,267
Accumulated undistributed net investment income (loss) included in end of period net assets	$(43,795)	$(23,291)	$(3,262,292)	$(1,936,362)	$(28,456,770)		$(16,289,747)
SHARE TRANSACTIONS:
Beginning of period	150,000	100,001	11,925,000	12,375,000	51,000,000	(h)	43,800,000	(h)
Issued	—	50,000	1,125,000	9,450,000	15,900,000	(h)	52,068,750	(h)
Issued in-kind	—	—	—	—	—	(h)	—	(h)
Redeemed	—	(1)	(2,100,000)	(9,900,000)	(18,793,071	)(h)	(44,868,750	)(h)
Redemption in-kind	—	—	—	—	—	(h)	—	(h)
Shares outstanding, end of period	150,000	150,000	10,950,000	11,925,000	48,106,929	(h)	51,000,000	(h)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(h)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

236 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort TIPS		UltraPro Short 20+ Year Treasury		Ultra Russell3000
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	March 27, 2012* through May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(16,641)	$(25,466)	$(68,284)	$(6,280)	$(12,264)	$(27,957)
Net realized gain (loss)	339	(559,038)	(1,228,804)	(8,509)	(211,556)	1,112,460
Change in net unrealized appreciation/depreciation	(234,164)	(315,300)	277,626	(1,515,161)	916,715	(1,019,929)
Change in Net Assets Resulting from Operations	(250,466)	(899,804)	(1,019,462)	(1,529,950)	692,895	64,574
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,899,626	23,482,642	9,774,037	—	14,915,785
Cost of shares redeemed	—	(1,474,597)	(5,883,435)	(3,134,913)	—	(19,903,708)
Change in net assets resulting from capital transactions	—	1,425,029	17,599,207	6,639,124	—	(4,987,923)
Change in net assets	(250,466)	525,225	16,579,745	5,109,174	692,895	(4,923,349)
NET ASSETS:
Beginning of period	$4,042,318	$3,517,093	$5,109,174	$—	$3,967,902	$8,891,251
End of period	$3,791,852	$4,042,318	$21,688,919	$5,109,174	$4,660,797	$3,967,902
Accumulated undistributed net investment income (loss) included in end of period net assets	$(29,457)	$(12,816)	$(74,564)	$(6,280)	$(34,485)	$(22,221)
SHARE TRANSACTIONS:
Beginning of period	150,000	100,001	300,001	—	50,000	100,001
Issued	—	100,000	1,400,000	450,001	—	200,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(50,001)	(350,000)	(150,000)	—	(100,001)
Redemption in-kind	—	—	—	—	—	(150,000)
Shares outstanding, end of period	150,000	150,000	1,350,001	300,001	50,000	50,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 237

	Ultra S&P500®		Ultra QQQ®			Ultra Dow30SM
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,897,648	$8,891,138	$1,275,529	$(2,782,655)		$403,107	$1,101,798
Net realized gain (loss)	242,235,420	380,262,282	84,822,857	253,683,411		(114,187)	79,862,131
Change in net unrealized appreciation/depreciation	(27,518,394)	(415,862,670)	8,839,768	(171,074,499)		22,647,345	(74,389,040)
Change in Net Assets Resulting from Operations	218,614,674	(26,709,250)	94,938,154	79,826,257		22,936,265	6,574,889
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,415,289)	(8,706,663)	—	—		(217,697)	(1,321,063)
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	(3,415,289)	(8,706,663)	—	—		(217,697)	(1,321,063)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,192,203,095	1,946,540,783	521,677,090	890,554,828		80,400,103	222,224,172
Cost of shares redeemed	(1,477,134,367)	(2,296,200,081)	(581,665,065)	(1,092,949,417)		(100,111,731)	(361,465,885)
Change in net assets resulting from capital transactions	(284,931,272)	(349,659,298)	(59,987,975)	(202,394,589)		(19,711,628)	(139,241,713)
Change in net assets	(69,731,887)	(385,075,211)	34,950,179	(122,568,332)		3,006,940	(133,987,887)
NET ASSETS:
Beginning of period	$1,276,641,967	$1,661,717,178	$646,296,732	$768,865,064		$206,097,231	$340,085,118
End of period	$1,206,910,080	$1,276,641,967	$681,246,911	$646,296,732		$209,104,171	$206,097,231
Accumulated undistributed net investment income (loss) included in end of period net assets	$2,136,257	$1,653,898	$67,681	$(1,207,848)		$174,960	$(10,450)
SHARE TRANSACTIONS:
Beginning of period	25,200,000	30,225,000	12,975,000	16,650,000	(c)	3,300,000	5,250,000
Issued	9,525,000	6,750,000	3,075,000	2,250,000	(c)	750,000	300,000
Issued in-kind	10,950,000	35,475,000	6,675,000	18,075,000	(c)	450,000	3,900,000
Redeemed	(9,900,000)	(6,750,000)	(7,725,000)	(2,025,000	)(c)	(1,275,000)	(300,000)
Redemption in-kind	(15,450,000)	(40,500,000)	(2,775,000)	(21,975,000	)(c)	(225,000)	(5,850,000)
Shares outstanding, end of period	20,325,000	25,200,000	12,225,000	12,975,000	(c)	3,000,000	3,300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

See accompanying notes to the financial statements.

238 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra MidCap400		Ultra Russell2000		Ultra SmallCap600
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$244,951	$(310,032)	$(285,361)	$(219,132)	$(37,710)	$(34,743)
Net realized gain (loss)	(638,017)	6,665,542	(50,989,792)	25,455,044	4,190,978	7,130,119
Change in net unrealized appreciation/depreciation	14,705,535	(29,311,753)	33,205,738	(91,918,849)	(818,374)	(15,199,292)
Change in Net Assets Resulting from Operations	14,312,469	(22,956,243)	(18,069,415)	(66,682,937)	3,334,894	(8,103,916)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	(53,563)	(3,862)	(12,744)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	(53,563)	(3,862)	(12,744)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,038,581,784	360,089,051	992,847,093	647,753,136	—	2,924
Cost of shares redeemed	(533,205,456)	(425,967,531)	(972,602,941)	(698,629,300)	(7,367,631)	(17,549,769)
Change in net assets resulting from capital transactions	505,376,328	(65,878,480)	20,244,152	(50,876,164)	(7,367,631)	(17,546,845)
Change in net assets	519,688,797	(88,834,723)	2,174,737	(117,612,664)	(4,036,599)	(25,663,505)
NET ASSETS:
Beginning of period	$78,076,886	$166,911,609	$154,414,259	$272,026,923	$23,336,854	$49,000,359
End of period	$597,765,683	$78,076,886	$156,588,996	$154,414,259	$19,300,255	$23,336,854
Accumulated undistributed net investment income (loss) included in end of period net assets	$74,177	$(170,774)	$(132,859)	$152,502	$(8,377)	$33,195
SHARE TRANSACTIONS:
Beginning of period	1,275,000	2,175,000	4,200,000	5,475,000	525,000	900,000
Issued	10,575,000	3,000,000	18,450,000	7,650,000	—	—
Issued in-kind	4,275,000	2,925,000	5,025,000	8,700,000	—	—
Redeemed	(3,225,000)	(3,975,000)	(22,425,000)	(6,375,000)	—	(225,000)
Redemption in-kind	(4,500,000)	(2,850,000)	(1,575,000)	(11,250,000)	(150,000)	(150,000)
Shares outstanding, end of period	8,400,000	1,275,000	3,675,000	4,200,000	375,000	525,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 239

	UltraPro S&P500®		UltraPro QQQ®			UltraPro Dow30SM
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$238,856	$653,333	$(180,462)	$(629,385)		$(1,748)	$280,837
Net realized gain (loss)	13,019,325	58,103,092	(16,383,143)	63,362,178		(62,271)	11,601,831
Change in net unrealized appreciation/depreciation	45,701,303	(67,109,020)	54,675,484	(24,650,863)		9,697,816	(6,086,895)
Change in Net Assets Resulting from Operations	58,959,484	(8,352,595)	38,111,879	38,081,930		9,633,797	5,795,773
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(90,787)	(193,247)	—	—		(42,398)	(279,064)
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	(90,787)	(193,247)	—	—		(42,398)	(279,064)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	341,664,995	884,942,323	246,552,085	400,646,835		52,363,016	58,383,794
Cost of shares redeemed	(321,485,219)	(873,423,731)	(171,514,338)	(377,624,749)		(46,611,966)	(66,653,095)
Change in net assets resulting from capital transactions	20,179,776	11,518,592	75,037,747	23,022,086		5,751,050	(8,269,301)
Change in net assets	79,048,473	2,972,750	113,149,626	61,104,016		15,342,449	(2,752,592)
NET ASSETS:
Beginning of period	$273,720,692	$270,747,942	$193,446,283	$132,342,267		$43,742,823	$46,495,415
End of period	$352,769,165	$273,720,692	$306,595,909	$193,446,283		$59,085,272	$43,742,823
Accumulated undistributed net investment income (loss) included in end of period net assets	$413,690	$265,621	$(447,985)	$(267,523)		$(1,724)	$42,422
SHARE TRANSACTIONS:
Beginning of period	4,000,000	3,250,000	4,250,000	3,000,000	(c)	950,000	900,003	(d)
Issued	2,100,000	6,200,000	4,700,000	2,900,000	(c)	750,000	750,000	(d)
Issued in-kind	2,150,000	8,400,000	100,000	7,850,000	(c)	200,000	750,000	(d)
Redeemed	(1,450,000)	(4,700,000)	(2,000,000)	(300,000	)(c)	(450,000)	(3	)(d)
Redemption in-kind	(2,700,000)	(9,150,000)	(1,250,000)	(9,200,000	)(c)	(350,000)	(1,450,000	)(d)
Shares outstanding, end of period	4,100,000	4,000,000	5,800,000	4,250,000	(c)	1,100,000	950,000	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

See accompanying notes to the financial statements.

240 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraPro MidCap400		UltraPro Russell2000		Ultra Russell1000 Value
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(31,793)	$(147,435)	$(126,503)	$(76,599)	$4,454	$27,478
Net realized gain (loss)	(1,273,056)	9,189,772	1,205,792	(1,107,470)	285,030	930,070
Change in net unrealized appreciation/depreciation	5,304,508	(19,239,480)	13,795,716	(14,077,716)	689,412	(2,506,445)
Change in Net Assets Resulting from Operations	3,999,659	(10,197,143)	14,875,005	(15,261,785)	978,896	(1,548,897)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(19,290)	(2,312)	(7,196)	(29,931)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(19,290)	(2,312)	(7,196)	(29,931)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	35,060,160	28,256,083	57,836,898	117,715,421	—	764
Cost of shares redeemed	(37,816,876)	(41,726,225)	(76,362,125)	(91,103,800)	(2,202,622)	(7,088,600)
Change in net assets resulting from capital transactions	(2,756,716)	(13,470,142)	(18,525,227)	26,611,621	(2,202,622)	(7,087,836)
Change in net assets	1,242,943	(23,667,285)	(3,669,512)	11,347,524	(1,230,922)	(8,666,664)
NET ASSETS:
Beginning of period	$22,748,187	$46,415,472	$84,407,413	$73,059,889	$6,433,780	$15,100,444
End of period	$23,991,130	$22,748,187	$80,737,901	$84,407,413	$5,202,858	$6,433,780
Accumulated undistributed net investment income (loss) included in end of period net assets	$(116,686)	$(84,893)	$(128,902)	$16,891	$13,408	$16,150
SHARE TRANSACTIONS:
Beginning of period	350,000	450,000	1,600,000	750,000	225,000	450,000
Issued	450,000	450,000	750,000	1,700,000	—	—
Issued in-kind	—	50,000	100,000	650,000	—	—
Redeemed	(400,000)	(250,000)	—	(700,000)	—	—
Redemption in-kind	(100,000)	(350,000)	(1,200,000)	(800,000)	(75,000)	(225,000)
Shares outstanding, end of period	300,000	350,000	1,250,000	1,600,000	150,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 241

	Ultra Russell1000 Growth		Ultra Russell MidCap Value		Ultra Russell MidCap Growth
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,075	$5,556	$(3,763)	$17,699	$(23,312)	$(73,410)
Net realized gain (loss)	2,029,780	3,082,386	220,835	2,028,897	35,840	591,235
Change in net unrealized appreciation/depreciation	(303,608)	(3,503,142)	855,525	(3,618,458)	1,185,685	(6,405,079)
Change in Net Assets Resulting from Operations	1,733,247	(415,200)	1,072,597	(1,571,862)	1,198,213	(5,887,254)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,496)	—	(13,656)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(15,496)	—	(13,656)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	487	—	309	—	11,844,942
Cost of shares redeemed	—	(4,511,753)	—	(2,882,780)	(3,819,730)	(12,980,400)
Change in net assets resulting from capital transactions	—	(4,511,266)	—	(2,882,471)	(3,819,730)	(1,135,458)
Change in net assets	1,733,247	(4,941,962)	1,072,597	(4,467,989)	(2,621,517)	(7,022,712)
NET ASSETS:
Beginning of period	$12,662,447	$17,604,409	$5,133,522	$9,601,511	$10,499,920	$17,522,632
End of period	$14,395,694	$12,662,447	$6,206,119	$5,133,522	$7,878,403	$10,499,920
Accumulated undistributed net investment income (loss) included in end of period net assets	$34,958	$27,883	$(9,014)	$(5,251)	$(44,961)	$(21,649)
SHARE TRANSACTIONS:
Beginning of period	225,000	300,000	150,000	225,000	225,000	300,000
Issued	—	—	—	—	—	225,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	(75,000)	—	(75,000)	(75,000)	(300,000)
Shares outstanding, end of period	225,000	225,000	150,000	150,000	150,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

242 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell2000 Value		Ultra Russell2000 Growth		Ultra Basic Materials
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,002	$27,750	$(28,118)	$(106,725)	$970,327	$815,744
Net realized gain (loss)	888,817	(196,837)	1,883,524	5,022,049	(9,047,141)	(69,629,517)
Change in net unrealized appreciation/depreciation	491,634	(4,682,948)	(153,271)	(11,432,887)	30,231,896	(71,665,068)
Change in Net Assets Resulting from Operations	1,387,453	(4,852,035)	1,702,135	(6,517,563)	22,155,082	(140,478,841)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,245)	(25,017)	—	—	(174,820)	(294,196)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(3,245)	(25,017)	—	—	(174,820)	(294,196)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,371,442	3,519,124	2,553	4,606,433	81,630,271
Cost of shares redeemed	—	(8,108,923)	(7,119,742)	(15,705,521)	(22,370,434)	(133,482,151)
Change in net assets resulting from capital transactions	—	(5,737,481)	(3,600,618)	(15,702,968)	(17,764,001)	(51,851,880)
Change in net assets	1,384,208	(10,614,533)	(1,898,483)	(22,220,531)	4,216,261	(192,624,917)
NET ASSETS:
Beginning of period	$7,839,534	$18,454,067	$12,552,252	$34,772,783	$157,581,338	$350,206,255
End of period	$9,223,742	$7,839,534	$10,653,769	$12,552,252	$161,797,599	$157,581,338
Accumulated undistributed net investment income (loss) included in end of period net assets	$9,166	$5,409	$(62,664)	$(34,546)	$1,140,814	$345,307
SHARE TRANSACTIONS:
Beginning of period	300,000	525,000	300,000	600,000	5,250,000	6,450,000
Issued	—	—	—	—	—	150,000
Issued in-kind	—	75,000	75,000	—	150,000	2,025,000
Redeemed	—	—	(75,000)	(150,000)	(300,000)	—
Redemption in-kind	—	(300,000)	(75,000)	(150,000)	(375,000)	(3,375,000)
Shares outstanding, end of period	300,000	300,000	225,000	300,000	4,725,000	5,250,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 243

	Ultra Nasdaq Biotechnology				Ultra Consumer Goods		Ultra Consumer Services
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(70,006)		$(146,270)		$34,225	$71,429	$1,280	$(26,900)
Net realized gain (loss)	2,550,432		(1,790,858)		705,030	1,309,003	1,555,579	(908,464)
Change in net unrealized appreciation/depreciation	2,432,831		(1,290,483)		1,351,403	(1,068,306)	808,308	929,419
Change in Net Assets Resulting from Operations	4,913,257		(3,227,611)		2,090,658	312,126	2,365,167	(5,945)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		(33,588)	(33,846)	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		(33,588)	(33,846)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,922,823		23,679,540		28,355,230	684	17,168,004	—
Cost of shares redeemed	(10,971,197)		(16,895,998)		(28,377,907)	(6,210,423)	(17,298,987)	(3,446,146)
Change in net assets resulting from capital transactions	951,626		6,783,542		(22,677)	(6,209,739)	(130,983)	(3,446,146)
Change in net assets	5,864,883		3,555,931		2,034,393	(5,931,459)	2,234,184	(3,452,091)
NET ASSETS:
Beginning of period	$23,776,255		$20,220,324		$12,806,445	$18,737,904	$9,613,084	$13,065,175
End of period	$29,641,138		$23,776,255		$14,840,838	$12,806,445	$11,847,268	$9,613,084
Accumulated undistributed net investment income (loss) included in end of period net assets	$(149,055)		$(79,049)		$12,253	$11,616	$(7,848)	$(9,128)
SHARE TRANSACTIONS:
Beginning of period	500,000	(g)	500,002	(g)	150,000	225,000	150,000	225,000
Issued	200,000	(g)	100,000	(g)	300,000	—	225,000	—
Issued in-kind	—	(g)	500,000	(g)	—	—	—	—
Redeemed	—	(g)	(2	)(g)	(225,000)	—	(150,000)	(75,000)
Redemption in-kind	(200,000	)(g)	(600,000	)(g)	(75,000)	(75,000)	(75,000)	—
Shares outstanding, end of period	500,000	(g)	500,000	(g)	150,000	150,000	150,000	150,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(g)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

See accompanying notes to the financial statements.

244 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Financials		Ultra Health Care		Ultra Industrials
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,017,064	$4,585,107	$142,677	$270,661	$20,509	$100,226
Net realized gain (loss)	23,123,706	(24,030,947)	8,321,344	496,454	(1,433,952)	(501,766)
Change in net unrealized appreciation/depreciation	139,545,662	(234,836,712)	200,032	(4,452,647)	4,284,444	(7,359,508)
Change in Net Assets Resulting from Operations	165,686,432	(254,282,552)	8,664,053	(3,685,532)	2,871,001	(7,761,048)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,662,047)	(4,149,141)	(117,052)	(277,889)	(26,983)	(79,979)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(2,662,047)	(4,149,141)	(117,052)	(277,889)	(26,983)	(79,979)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	19,959,960	65,358,421	6,209,350	4,935,591	46,019,279	2,743
Cost of shares redeemed	(157,921,276)	(287,275,770)	(5,841,317)	(16,934,834)	(49,217,852)	(25,255,159)
Change in net assets resulting from capital transactions	(137,961,316)	(221,917,349)	368,033	(11,999,243)	(3,198,573)	(25,252,416)
Change in net assets	25,063,069	(480,349,042)	8,915,034	(15,962,664)	(354,555)	(33,093,443)
NET ASSETS:
Beginning of period	$711,696,285	$1,192,045,327	$35,506,686	$51,469,350	$19,921,093	$53,014,536
End of period	$736,759,354	$711,696,285	$44,421,720	$35,506,686	$19,566,538	$19,921,093
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,765,777	$1,410,760	$64,408	$38,783	$17,156	$23,630
SHARE TRANSACTIONS:
Beginning of period	13,909,625	17,734,625	525,000	750,000	450,000	975,000
Issued	75,000	75,000	—	—	900,000	—
Issued in-kind	300,000	1,500,000	75,000	75,000	—	—
Redeemed	(750,000)	(225,000)	—	(225,000)	(900,000)	(150,000)
Redemption in-kind	(1,875,000)	(5,175,000)	(75,000)	(75,000)	(75,000)	(375,000)
Shares outstanding, end of period	11,659,625	13,909,625	525,000	525,000	375,000	450,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.
See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 245

	Ultra Oil & Gas		Ultra Real Estate		Ultra KBW Regional Banking
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$978,561	$430,325	$1,182,790	$4,073,592	$21,954	$23,499
Net realized gain (loss)	4,528,622	94,614,796	(8,507,788)	101,587,303	377,653	(570,000)
Change in net unrealized appreciation/depreciation	48,346,848	(188,198,426)	39,883,414	(155,985,422)	(207,646)	180,991
Change in Net Assets Resulting from Operations	53,854,031	(93,153,305)	32,558,416	(50,324,527)	191,961	(365,510)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(153,134)	(256,303)	(1,256,890)	(5,562,531)	(17,015)	(17,488)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	(1,175)
Total distributions	(153,134)	(256,303)	(1,256,890)	(5,562,531)	(17,015)	(18,663)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	76,594,257	239,642,472	437,171,939	29,136,718	—	5,301,601
Cost of shares redeemed	(157,532,507)	(303,008,689)	(450,296,256)	(208,669,343)	—	(5,357,756)
Change in net assets resulting from capital transactions	(80,938,250)	(63,366,217)	(13,124,317)	(179,532,625)	—	(56,155)
Change in net assets	(27,237,353)	(156,775,825)	18,177,209	(235,419,683)	174,946	(440,328)
NET ASSETS:
Beginning of period	$226,723,705	$383,499,530	$326,652,758	$562,072,441	$4,271,861	$4,712,189
End of period	$199,486,352	$226,723,705	$344,829,967	$326,652,758	$4,446,807	$4,271,861
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,604,231	$778,804	$1,556,947	$1,631,047	$9,673	$4,734
SHARE TRANSACTIONS:
Beginning of period	6,150,000	6,675,000	5,504,372	8,804,372	100,000	100,001
Issued	1,275,000	375,000	6,450,000	225,000	—	50,000
Issued in-kind	600,000	5,700,000	75,000	375,000	—	100,000
Redeemed	(2,850,000)	—	(3,675,000)	(900,000)	—	(1)
Redemption in-kind	(750,000)	(6,600,000)	(3,075,000)	(3,000,000)	—	(150,000)
Shares outstanding, end of period	4,425,000	6,150,000	5,279,372	5,504,372	100,000	100,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

246 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Semiconductors		Ultra Technology		Ultra Telecommunications
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$103,671	$67,003	$(72,625)	$(341,292)	$(1,013)	$18,046
Net realized gain (loss)	(6,322,972)	9,785,379	(5,070,208)	29,733,469	521,368	869,040
Change in net unrealized appreciation/depreciation	985,010	(20,626,975)	7,883,233	(28,929,213)	48,563	(2,637,337)
Change in Net Assets Resulting from Operations	(5,234,291)	(10,774,593)	2,740,400	462,964	568,918	(1,750,251)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,869)	(98,639)	—	—	—	(12,966)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(72,869)	(98,639)	—	—	—	(12,966)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,070,703	14,134,034	24,755,250	9,108,370	4,820,173	531
Cost of shares redeemed	—	(24,788,482)	(36,517,873)	(54,036,630)	(4,454,952)	(4,794,556)
Change in net assets resulting from capital transactions	6,070,703	(10,654,448)	(11,762,623)	(44,928,260)	365,221	(4,794,025)
Change in net assets	763,543	(21,527,680)	(9,022,223)	(44,465,296)	934,139	(6,557,242)
NET ASSETS:
Beginning of period	$32,711,233	$54,238,913	$83,158,698	$127,623,994	$3,323,762	$9,881,004
End of period	$33,474,776	$32,711,233	$74,136,475	$83,158,698	$4,257,901	$3,323,762
Accumulated undistributed net investment income (loss) included in end of period net assets	$102,713	$71,911	$(168,383)	$(95,758)	$43,535	$44,548
SHARE TRANSACTIONS:
Beginning of period	975,000	1,200,000	1,200,000	1,875,000	75,000	150,000
Issued	—	—	300,000	—	75,000	—
Issued in-kind	225,000	450,000	—	150,000	—	—
Redeemed	—	(75,000)	(75,000)	—	(75,000)	—
Redemption in-kind	—	(600,000)	(375,000)	(825,000)	—	(75,000)
Shares outstanding, end of period	1,200,000	975,000	1,050,000	1,200,000	75,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 247

	Ultra Utilities		UltraPro Financials	Ultra MSCI EAFE
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	July 10, 2012* through November 30, 2012 (Unaudited)	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$149,457	$300,772	$(505)	$(41,971)	$(71,535)
Net realized gain (loss)	203,828	4,818,976	1,557,479	—	(1,804,430)
Change in net unrealized appreciation/depreciation	(96,177)	(3,206,007)	(148,652)	2,940,753	(3,036,274)
Change in Net Assets Resulting from Operations	257,108	1,913,741	1,408,322	2,898,782	(4,912,239)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(156,050)	(272,226)	—	—	—
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(156,050)	(272,226)	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	7,633,902	8,358,286	—	3,474,523
Cost of shares redeemed	—	(7,689,033)	(7,251,645)	—	(66)
Change in net assets resulting from capital transactions	—	(55,131)	1,106,641	—	3,474,457
Change in net assets	101,058	1,586,384	2,514,963	2,898,782	(1,437,782)
NET ASSETS:
Beginning of period	$16,454,381	$14,867,997	$—	$8,035,788	$9,473,570
End of period	$16,555,439	$16,454,381	$2,514,963	$10,934,570	$8,035,788
Accumulated undistributed net investment income (loss) included in end of period net assets	$87,816	$94,409	$(505)	$(86,923)	$(44,952)
SHARE TRANSACTIONS:
Beginning of period	300,000	300,000	—	150,000	100,001
Issued	—	—	200,001	—	50,000
Issued in-kind	—	150,000	—	—	—
Redeemed	—	(75,000)	(100,000)	—	(1)
Redemption in-kind	—	(75,000)	(50,000)	—	—
Shares outstanding, end of period	300,000	300,000	50,001	150,000	150,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

248 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra MSCI Emerging Markets		Ultra MSCI Europe		Ultra MSCI Pacific ex-Japan
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(105,824)	$(203,474)	$(20,190)	$(25,740)	$(6,675)	$(27,394)
Net realized gain (loss)	—	(5,863,595)	—	(882,363)	(182,895)	151,061
Change in net unrealized appreciation/depreciation	4,551,956	(9,750,580)	1,391,082	(1,198,718)	753,824	(1,521,857)
Change in Net Assets Resulting from Operations	4,446,132	(15,817,649)	1,370,892	(2,106,821)	564,254	(1,398,190)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	18,414,482	3,998,639	3,959,577	—	1,758,798	1,751,672
Cost of shares redeemed	(6,717,812)	(79)	(1,247,234)	(27)	—	(3,139,177)
Change in net assets resulting from capital transactions	11,696,670	3,998,560	2,712,343	(27)	1,758,798	(1,387,505)
Change in net assets	16,142,802	(11,819,089)	4,083,235	(2,106,848)	2,323,052	(2,785,695)
NET ASSETS:
Beginning of period	$21,465,407	$33,284,496	$2,130,414	$4,237,262	$1,213,363	$3,999,058
End of period	$37,608,209	$21,465,407	$6,213,649	$2,130,414	$3,536,415	$1,213,363
Accumulated undistributed net investment income (loss) included in end of period net assets	$(239,561)	$(133,737)	$(33,813)	$(13,623)	$(21,142)	$(14,467)
SHARE TRANSACTIONS:
Beginning of period	350,000	300,001	100,000	100,001	50,000	100,001
Issued	250,000	50,000	150,000	—	50,000	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(100,000)	(1)	(50,000)	(1)	—	(100,001)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	500,000	350,000	200,000	100,000	100,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 249

	Ultra MSCI Brazil				Ultra FTSE China 25		Ultra MSCI Japan
	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(42,538)		$(122,652)		$(110,706)	$(283,399)	$(70,716)	$(254,139)
Net realized gain (loss)	(1,070,461)		(3,002,941)		—	(3,482,223)	—	(344,591)
Change in net unrealized appreciation/depreciation	1,305,307		(7,659,824)		6,762,436	(18,147,311)	1,781,457	(6,386,853)
Change in Net Assets Resulting from Operations	192,308		(10,785,417)		6,651,730	(21,912,933)	1,710,741	(6,985,583)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—	—	—
Net realized gains on investments	—		—		—	—	—	—
Tax return of capital	—		—		—	—	—	—
Total distributions	—		—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,165,148		3,817,905		7,283,666	30,974,360	601	4,312
Cost of shares redeemed	(2,473,746)		(957,774)		(9,812,964)	(28,580,479)	(2,670,456)	(19,445,807)
Change in net assets resulting from capital transactions	(308,598)		2,860,131		(2,529,298)	2,393,881	(2,669,855)	(19,441,495)
Change in net assets	(116,290)		(7,925,286)		4,122,432	(19,519,052)	(959,114)	(26,427,078)
NET ASSETS:
Beginning of period	$8,934,621		$16,859,907		$24,675,550	$44,194,602	$17,251,985	$43,679,063
End of period	$8,818,331		$8,934,621		$28,797,982	$24,675,550	$16,292,871	$17,251,985
Accumulated undistributed net investment income (loss) included in end of period net assets	$(109,891)		$(67,353)		$(268,999)	$(158,293)	$(188,041)	$(117,325)
SHARE TRANSACTIONS:
Beginning of period	150,000	(h)	125,000	(h)	600,000	550,001	350,000	650,001
Issued	37,500	(h)	37,500	(h)	150,000	550,000	—	—
Issued in-kind	—	(h)	—	(h)	—	—	—	—
Redeemed	(37,552	)(h)	(12,500	)(h)	(200,000)	(500,001)	(50,000)	(300,001)
Redemption in-kind	—	(h)	—	(h)	—	—	—	—
Shares outstanding, end of period	149,948	(h)	150,000	(h)	550,000	600,000	300,000	350,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(h)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

250 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra MSCI Mexico Investable Market		Ultra 7-10 Year Treasury			Ultra 20+ Year Treasury
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012		Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,722)	$(15,546)	$119,610	$207,407		$(19,683)	$7,847
Net realized gain (loss)	—	(187,206)	27,697,675	20,326,683		8,717,789	1,005,607
Change in net unrealized appreciation/depreciation	774,057	(408,985)	(15,814,555)	29,980,916		(8,706,281)	6,748,755
Change in Net Assets Resulting from Operations	765,335	(611,737)	12,002,730	50,515,006		(8,175)	7,762,209
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(115,135)	(20,390)		—	(110,381)
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	(115,135)	(20,390)		—	(110,381)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	1,396,833,633	868,203,837		25,923,578	99,975,086
Cost of shares redeemed	—	(34)	(1,269,571,450)	(331,371,144)		(29,962,180)	(114,519,191)
Change in net assets resulting from capital transactions	—	(34)	127,262,183	536,832,693		(4,038,602)	(14,544,105)
Change in net assets	765,335	(611,771)	139,149,778	587,327,309		(4,046,777)	(6,892,277)
NET ASSETS:
Beginning of period	$1,463,436	$2,075,207	$600,387,817	$13,060,508		$18,744,777	$25,637,054
End of period	$2,228,771	$1,463,436	$739,537,595	$600,387,817		$14,698,000	$18,744,777
Accumulated undistributed net investment income (loss) included in end of period net assets	$(17,561)	$(8,839)	$96,896	$92,421		$(31,315)	$(11,632)
SHARE TRANSACTIONS:
Beginning of period	50,000	50,001	10,550,000	300,002	(c)	250,000	600,002	(c)
Issued	—	—	15,300,000	9,300,000	(c)	150,000	1,550,000	(c)
Issued in-kind	—	—	9,150,000	7,250,000	(c)	200,000	100,000	(c)
Redeemed	—	(1)	(11,700,000)	(3,200,002	)(c)	(200,000)	(1,500,002	)(c)
Redemption in-kind	—	—	(10,550,000)	(3,100,000	)(c)	(200,000)	(500,000	)(c)
Shares outstanding, end of period	50,000	50,000	12,750,000	10,550,000	(c)	200,000	250,000	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 251

	Ultra High Yield		Ultra Investment Grade Corporate		30 Year TIPS/TSY Spread
	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	January 10, 2012* through May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(20,225)	$(29,091)	$(19,307)	$(24,883)	$25,494	$44,189
Net realized gain (loss)	—	(183,241)	(444)	7	(655)	(107,002)
Change in net unrealized appreciation/depreciation	818,581	(152,886)	479,103	445,187	183,095	(89,485)
Change in Net Assets Resulting from Operations	798,356	(365,218)	459,352	420,311	207,934	(152,298)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	(48,508)	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	(48,508)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,191,260	2,654,779	485	—	4,004,040
Cost of shares redeemed	—	(1,769,699)	—	(2,162,379)	—	—
Change in net assets resulting from capital transactions	—	421,561	2,654,779	(2,161,894)	—	4,004,040
Change in net assets	798,356	56,343	3,114,131	(1,741,583)	159,426	3,851,742
NET ASSETS:
Beginning of period	$4,126,578	$4,070,235	$2,494,203	$4,235,786	$3,851,742	$—
End of period	$4,924,934	$4,126,578	$5,608,334	$2,494,203	$4,011,168	$3,851,742
Accumulated undistributed net investment income (loss) included in end of period net assets	$(35,970)	$(15,745)	$(31,904)	$(12,597)	$21,175	$44,189
SHARE TRANSACTIONS:
Beginning of period	100,000	100,001	50,000	100,001	100,001	—
Issued	—	50,000	50,000	—	—	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(50,001)	—	(50,001)	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,000	100,000	100,000	50,000	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

252 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short 30 Year TIPS/TSY Spread		UltraPro 10 Year TIPS/TSY Spread		UltraPro Short 10 Year TIPS/TSY Spread
	Six Months Ended November 30, 2012 (Unaudited)	January 10, 2012* through May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	February 7, 2012* through May 31, 2012	Six Months Ended November 30, 2012 (Unaudited)	February 7, 2012* through May 31, 2012
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$34,639	$27,647	$1,569	$37,565	$11,707	$11,501
Net realized gain (loss)	(1,796)	(50,958)	(457,477)	(28,550)	(710,093)	2,233
Change in net unrealized appreciation/depreciation	(321,773)	120,703	607,757	(147,821)	439,885	65,918
Change in Net Assets Resulting from Operations	(288,930)	97,392	151,849	(138,806)	(258,501)	79,652
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(36,613)	(11,739)	(30,685)	—	(16,848)	(3,528)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	(9,799)	—	—	—
Total distributions	(36,613)	(11,739)	(40,484)	—	(16,848)	(3,528)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,004,040	—	4,003,790	—	4,003,790
Cost of shares redeemed	—	—	—	—	—	—
Change in net assets resulting from capital transactions	—	4,004,040	—	4,003,790	—	4,003,790
Change in net assets	(325,543)	4,089,693	111,365	3,864,984	(275,349)	4,079,914
NET ASSETS:
Beginning of period	$4,089,693	$—	$3,864,984	$—	$4,079,914	$—
End of period	$3,764,150	$4,089,693	$3,976,349	$3,864,984	$3,804,565	$4,079,914
Accumulated undistributed net investment income (loss) included in end of period net assets	$13,934	$15,908	$8,449	$37,565	$2,832	$7,973
SHARE TRANSACTIONS:
Beginning of period	100,001	—	100,001	—	100,001	—
Issued	—	100,001	—	100,001	—	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	100,001	100,001	100,001	100,001	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 253

Financial Highlights

254 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
USD Covered Bond
Six Months ended November 30, 2012 (Unaudited)	$100.17	$0.50	$1.98	$—		$2.48	$(0.45)	$—	$—	$(0.45)	$102.20	2.48%	1.50%
May 21, 2012* through May 31, 2012	100.00	0.02	0.15	—		0.17	—	—	—	—	100.17	0.17	0.41
German Sovereign/Sub-Sovereign ETF
Six Months ended November 30, 2012 (Unaudited)	39.55	0.19	2.20	—		2.39	(0.22)	—	—	(0.22)	41.72	6.05	4.31
January 24, 2012* through May 31, 2012	40.00	0.13	(0.64)	0.16		(0.35)	(0.10)	—	—	(0.10)	39.55	(0.90)	0.06
Credit Suisse 130/30
Six Months ended November 30, 2012 (Unaudited)	59.46	0.36	5.55	—		5.91	(0.05)	—	—	(0.05)	65.32	9.94	9.84
Year ended May 31, 2012	62.15	0.62	(2.81)	—	(h)	(2.19)	(0.50)	—	—	(0.50)	59.46	(3.51)	(3.06)
Year ended May 31, 2011	49.79	0.57	12.19	—	(h)	12.76	(0.40)	—	—	(0.40)	62.15	25.73	24.62
July 13, 2009* through May 31, 2010	40.00	0.38	9.63	0.02		10.03	(0.24)	—	—	(0.24)	49.79	25.08	25.71
Hedge Replication ETF
Six Months ended November 30, 2012 (Unaudited)	38.11	(0.09)	1.51	—	(h)	1.42	—	—	—	—	39.53	3.70	3.75
July 12, 2011* through May 31, 2012	40.00	(0.13)	(1.77)	0.01		(1.89)	—	—	—	—	38.11	(4.71)	(4.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
USD Covered Bond
Six Months ended November 30, 2012 (Unaudited)	0.96%	0.35%	0.37%	0.98%	$13,286	10%
May 21, 2012* through May 31, 2012	9.68	0.35	(8.47)	0.85	13,023	—
German Sovereign/Sub-Sovereign ETF
Six Months ended November 30, 2012 (Unaudited)	2.34	0.45	(0.94)	0.95	4,172	19
January 24, 2012* through May 31, 2012	3.87	0.45	(2.50)	0.92	3,955	22
Credit Suisse 130/30
Six Months ended November 30, 2012 (Unaudited)	1.13	0.95	0.94	1.13	75,120	39
Year ended May 31, 2012	1.09	0.95	0.92	1.06	77,294	73
Year ended May 31, 2011	1.16	0.95	0.79	1.01	114,977	86
July 13, 2009* through May 31, 2010	1.60	0.95	0.23	0.87	54,770	101
Hedge Replication ETF
Six Months ended November 30, 2012 (Unaudited)	1.97	0.95	(1.47)	(0.45)	21,739	44
July 12, 2011* through May 31, 2012	1.96	0.95	(1.38)	(0.37)	17,152	158

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 255

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
RAFI® Long/Short
Six Months ended November 30, 2012 (Unaudited)	$36.02	$0.21	$2.14	$—	$2.35	$(0.20)	$—	$—	$(0.20)	$38.17	6.53%	7.37%
Year ended May 31, 2012	41.41	0.38	(5.38)	0.01	(4.99)	(0.40)	—	—	(0.40)	36.02	(12.10)	(12.00)
December 2, 2010* through May 31, 2011	40.00	0.13	1.34 (i)	0.02	1.49	(0.08)	—	—	(0.08)	41.41	3.72	3.57
Short S&P500®
Six Months ended November 30, 2012 (Unaudited)	38.09	(0.14)	(3.56)	—	(3.70)	—	—	—	—	34.39	(9.72)	(9.73)
Year ended May 31, 2012	40.35	(0.35)	(1.92)	0.01	(2.26)	—	—	—	—	38.09	(5.60)	(5.57)
Year ended May 31, 2011	52.38	(0.36)	(11.68)	0.01	(12.03)	—	—	—	—	40.35	(22.98)	(22.90)
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01	(13.64)	—	—	—	—	52.38	(20.66)	(20.46)
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03	15.41	(0.38)	(11.98)	—	(12.36)	66.02	22.14	21.67
Year ended May 31, 2008	58.88	1.72	4.47	0.03	6.22	(2.13)	—	—	(2.13)	62.97	10.76	10.72
Short QQQ®
Six Months ended November 30, 2012 (Unaudited)	27.73	(0.11)	(2.13)	—	(2.24)	—	—	—	—	25.49	(8.08)	(8.05)
Year ended May 31, 2012	31.91	(0.28)	(3.91)	0.01	(4.18)	—	—	—	—	27.73	(13.09)	(13.06)
Year ended May 31, 2011	42.80	(0.30)	(10.60)	0.01	(10.89)	—	—	—	—	31.91	(25.46)	(25.47)
Year ended May 31, 2010	58.23	(0.40)	(15.04)	0.01	(15.43)	—	—	—	—	42.80	(26.50)	(26.52)
Year ended May 31, 2009	53.74	(0.13)	9.22	0.02	9.11	(0.37)	(4.25)	—	(4.62)	58.23	15.20	15.43
Year ended May 31, 2008	58.39	1.74	(4.17)	0.05	(2.38)	(2.27)	—	—	(2.27)	53.74	(4.16)	(4.43)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
RAFI® Long/Short
Six Months ended November 30, 2012 (Unaudited)	1.89%	0.95%	0.21%	1.15%	$11,451	1%
Year ended May 31, 2012	1.51	0.95	0.44	1.00	14,409	56
December 2, 2010* through May 31, 2011	2.00	0.95	(0.41)	0.65	18,633	45
Short S&P500®
Six Months ended November 30, 2012 (Unaudited)	0.90	0.90	(0.80)	(0.80)	1,900,949	—
Year ended May 31, 2012	0.89	0.89	(0.86)	(0.86)	1,914,239	—
Year ended May 31, 2011	0.90	0.90	(0.78)	(0.78)	1,501,141	—
Year ended May 31, 2010	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Year ended May 31, 2009	0.95	0.95	(0.34)	(0.34)	1,282,495	—
Year ended May 31, 2008	0.97	0.95	2.72	2.74	307,081	—
Short QQQ®
Six Months ended November 30, 2012 (Unaudited)	1.04	0.95	(0.94)	(0.84)	238,996	—
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.92)	249,613	—
Year ended May 31, 2011	1.06	0.95	(0.95)	(0.84)	234,548	—
Year ended May 31, 2010	1.08	0.95	(0.98)	(0.85)	237,550	—
Year ended May 31, 2009	1.16	0.95	(0.40)	(0.19)	174,680	—
Year ended May 31, 2008	1.16	0.95	2.82	3.03	64,490	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

256 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Dow30SM
Six Months ended November 30, 2012 (Unaudited)	$37.49	$(0.15)	$(2.58)	$—		$(2.73)	$—	$—	$—	$—	$34.76	(7.29)%	(7.26)%
Year ended May 31, 2012	40.05	(0.36)	(2.21)	0.01		(2.56)	—	—	—	—	37.49	(6.39)	(6.42)
Year ended May 31, 2011	52.39	(0.38)	(11.97)	0.01		(12.34)	—	—	—	—	40.05	(23.57)	(23.59)
Year ended May 31, 2010	66.52	(0.47)	(13.67)	0.01		(14.13)	—	—	—	—	52.39	(21.24)	(20.70)
Year ended May 31, 2009	61.51	(0.08)	14.07	0.02		14.01	(0.29)	(8.71)	—	(9.00)	66.52	21.83	20.88
Year ended May 31, 2008	58.25	1.76	3.53	0.03		5.32	(2.06)	—	—	(2.06)	61.51	9.33	9.47
Short MidCap400
Six Months ended November 30, 2012 (Unaudited)	28.74	(0.12)	(2.69)	—		(2.81)	—	—	—	—	25.93	(9.78)	(9.81)
Year ended May 31, 2012	29.60	(0.28)	(0.59)	0.01		(0.86)	—	—	—	—	28.74	(2.92)	(2.97)
Year ended May 31, 2011	41.03	(0.30)	(11.13)	—	(h)	(11.43)	—	—	—	—	29.60	(27.88)	(27.77)
Year ended May 31, 2010	58.33	(0.40)	(16.91)	0.01		(17.30)	—	—	—	—	41.03	(29.67)	(29.56)
Year ended May 31, 2009	57.36	(0.01)	12.63	0.01		12.63	(0.36)	(11.30)	—	(11.66)	58.33	18.18	17.91
Year ended May 31, 2008	56.87	2.06	1.14	0.01		3.21	(2.72)	—	—	(2.72)	57.36	5.55	5.52

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Dow30SM
Six Months ended November 30, 2012 (Unaudited)	0.98%	0.95%	(0.88)%	(0.85)%	$305,010	—%
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.91)	284,002	—
Year ended May 31, 2011	0.99	0.95	(0.87)	(0.83)	231,291	—
Year ended May 31, 2010	1.00	0.95	(0.90)	(0.86)	278,994	—
Year ended May 31, 2009	1.02	0.95	(0.19)	(0.12)	234,482	—
Year ended May 31, 2008	1.05	0.95	2.82	2.92	170,684	—
Short MidCap400
Six Months ended November 30, 2012 (Unaudited)	1.26	0.95	(1.16)	(0.85)	27,223	—
Year ended May 31, 2012	1.11	0.95	(1.08)	(0.92)	34,483	—
Year ended May 31, 2011	1.25	0.95	(1.12)	(0.83)	24,422	—
Year ended May 31, 2010	1.18	0.95	(1.09)	(0.85)	40,007	—
Year ended May 31, 2009	1.26	0.95	(0.32)	(0.01)	30,626	—
Year ended May 31, 2008	1.11	0.95	3.26	3.42	38,716	—
See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 257

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Russell2000
Six Months ended November 30, 2012 (Unaudited)	$28.09	$(0.11)	$(2.75)		$—		$(2.86)	$—	$—	$—	$—	$25.23	(10.19)%	(10.24)%
Year ended May 31, 2012	29.02	(0.28)	(0.66)		0.01		(0.93)	—	—	—	—	28.09	(3.20)	(3.10)
Year ended May 31, 2011	40.28	(0.29)	(10.98)		0.01		(11.26)	—	—	—	—	29.02	(27.95)	(27.88)
Year ended May 31, 2010	58.14	(0.38)	(17.49)		0.01		(17.86)	—	—	—	—	40.28	(30.72)	(30.77)
Year ended May 31, 2009	72.32	0.02	10.60		0.03		10.65	(0.61)	(24.22)	—	(24.83)	58.14	9.02	8.78
Year ended May 31, 2008	66.19	1.88	6.03		0.04		7.95	(1.82)	—	—	(1.82)	72.32	12.14	12.20
Short SmallCap600
Six Months ended November 30, 2012 (Unaudited)	24.16	(0.10)	(2.27)		—		(2.37)	—	—	—	—	21.79	(9.79)	(9.67)
Year ended May 31, 2012	25.85	(0.25)	(1.44	)(i)	—	(h)	(1.69)	—	—	—	—	24.16	(6.55)	(7.04)
Year ended May 31, 2011	35.54	(0.25)	(9.44)		—	(h)	(9.69)	—	—	—	—	25.85	(27.27)	(27.04)
Year ended May 31, 2010	51.47	(0.35)	(15.59)		0.01		(15.93)	—	—	—	—	35.54	(30.95)	(31.11)
Year ended May 31, 2009	69.75	(0.13)	14.50		0.03		14.40	(0.38)	(32.30)	—	(32.68)	51.47	13.89	14.11
Year ended May 31, 2008	65.09	2.03	5.59		—	(h)	7.62	(2.96)	—	—	(2.96)	69.75	11.89	11.73
UltraShort Russell3000
Six Months ended November 30, 2012 (Unaudited)	58.09	(0.21)	(10.98)		—		(11.19)	—	—	—	—	46.90	(19.27)	(18.05)
Year ended May 31, 2012(v)	67.64	(0.61)	(8.95)		0.01		(9.55)	—	—	—	—	58.09	(14.11)	(14.35)
Year ended May 31, 2011(v)	119.22	(0.74)	(50.87)		0.03		(51.58)	—	—	—	—	67.64	(43.27)	(42.68)
June 30, 2009* through May 31, 2010(v)	200.00	(1.08)	(79.76)		0.06		(80.78)	—	—	—	—	119.22	(40.38)	(40.43)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Russell2000
Six Months ended November 30, 2012 (Unaudited)	1.02%	0.95%	(0.92)%	(0.85)%	$486,280	—%
Year ended May 31, 2012	1.03	0.95	(1.00)	(0.92)	459,285	—
Year ended May 31, 2011	1.04	0.95	(0.93)	(0.84)	398,266	—
Year ended May 31, 2010	1.07	0.95	(0.98)	(0.86)	259,782	—
Year ended May 31, 2009	1.14	0.95	(0.16)	0.03	78,489	—
Year ended May 31, 2008	1.14	0.95	2.32	2.51	81,360	—
Short SmallCap600
Six Months ended November 30, 2012 (Unaudited)	1.40	0.95	(1.30)	(0.86)	16,343	—
Year ended May 31, 2012	1.11	0.95	(1.09)	(0.92)	21,740	—
Year ended May 31, 2011	1.20	0.95	(1.10)	(0.85)	52,342	—
Year ended May 31, 2010	1.21	0.95	(1.11)	(0.86)	26,655	—
Year ended May 31, 2009	1.45	0.95	(0.69)	(0.19)	23,161	—
Year ended May 31, 2008	1.54	0.95	2.26	2.85	15,694	—
UltraShort Russell3000
Six Months ended November 30, 2012 (Unaudited)	6.81	0.95	(6.69)	(0.83)	1,407	—
Year ended May 31, 2012(v)	5.80	0.95	(5.76)	(0.91)	1,742	—
Year ended May 31, 2011(v)	6.25	0.95	(6.12)	(0.83)	1,353	—
June 30, 2009* through May 31, 2010(v)	2.17	0.95	(2.08)	(0.86)	2,385	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

258 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort S&P500®
Six Months ended November 30, 2012 (Unaudited)(x)	$68.40	$(0.24)	$(12.74)	$—	$(12.98)	$—	$—	$—	$—	$55.42	(18.98)%	(18.99)%
Year ended May 31, 2012(x)	80.33	(0.67)	(11.27)	0.01	(11.93)	—	—	—	—	68.40	(14.85)	(14.84)
Year ended May 31, 2011(x)	137.61	(0.82)	(56.47)	0.01	(57.28)	—	—	—	—	80.33	(41.64)	(41.61)
Year ended May 31, 2010(x)	224.51	(1.24)	(85.68)	0.02	(86.90)	—	—	—	—	137.61	(38.71)	(38.04)
Year ended May 31, 2009(x)	226.46	(0.41)	60.99	0.17	60.75	(1.55)	(61.15)	—	(62.70)	224.51	20.68	19.51
Year ended May 31, 2008(x)	204.21	6.25	22.47	0.24	28.96	(6.71)	—	—	(6.71)	226.46	14.38	14.27
UltraShort QQQ®
Six Months ended November 30, 2012 (Unaudited)	35.29	(0.13)	(5.65)	—	(5.78)	—	—	—	—	29.51	(16.39)	(16.31)
Year ended May 31, 2012	48.99	(0.39)	(13.32)	0.01	(13.70)	—	—	—	—	35.29	(27.97)	(28.04)
Year ended May 31, 2011(o)	90.08	(0.54)	(40.56)	0.01	(41.09)	—	—	—	—	48.99	(45.62)	(45.53)
Year ended May 31, 2010(o)	171.86	(0.91)	(80.89)	0.02	(81.78)	—	—	—	—	90.08	(47.57)	(47.67)
Year ended May 31, 2009(o)	187.01	0.51	33.10	0.24	33.85	(1.50)	(47.50)	—	(49.00)	171.86	7.08	7.00
Year ended May 31, 2008(o)	231.07	7.00	(42.78)	0.26	(35.52)	(8.54)	—	—	(8.54)	187.01	(15.71)	(15.43)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Six Months ended November 30, 2012 (Unaudited)(x)	0.90%	0.90%	(0.81)%	(0.81)%	$1,693,470	—%
Year ended May 31, 2012(x)	0.89	0.89	(0.86)	(0.86)	1,940,400	—
Year ended May 31, 2011(x)	0.89	0.89	(0.77)	(0.77)	2,034,927	—
Year ended May 31, 2010(x)	0.90	0.90	(0.80)	(0.80)	3,511,675	—
Year ended May 31, 2009(x)	0.91	0.91	(0.14)	(0.14)	3,872,853	—
Year ended May 31, 2008(x)	0.91	0.91	2.74	2.74	2,564,672	—
UltraShort QQQ®
Six Months ended November 30, 2012 (Unaudited)	1.03	0.95	(0.93)	(0.85)	377,907	—
Year ended May 31, 2012	1.02	0.95	(0.98)	(0.91)	557,852	—
Year ended May 31, 2011(o)	1.02	0.95	(0.91)	(0.83)	693,640	—
Year ended May 31, 2010(o)	1.02	0.95	(0.92)	(0.85)	887,757	—
Year ended May 31, 2009(o)	1.02	0.95	0.14	0.21	956,422	—
Year ended May 31, 2008(o)	1.02	0.95	3.17	3.24	1,742,037	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 259

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Dow30SM
Six Months ended November 30, 2012 (Unaudited)	$57.09	$(0.21)	$(8.08)	$—		$(8.29)	$—	$—	$—	$—	$48.80	(14.52)%	(14.47)%
Year ended May 31, 2012(u)	67.52	(0.58)	(9.86)	0.01		(10.43)	—	—	—	—	57.09	(15.45)	(15.48)
Year ended May 31, 2011(u)	117.00	(0.74)	(48.75)	0.01		(49.48)	—	—	—	—	67.52	(42.29)	(42.19)
Year ended May 31, 2010(u)	192.60	(1.12)	(74.50)	0.02		(75.60)	—	—	—	—	117.00	(39.25)	(39.04)
Year ended May 31, 2009(u)	211.34	(0.28)	61.45	0.16		61.33	(1.37)	(78.70)	—	(80.07)	192.60	23.56	22.50
Year ended May 31, 2008(u)	195.43	6.33	16.18	0.30		22.81	(6.90)	—	—	(6.90)	211.34	11.92	12.21
UltraShort MidCap400
Six Months ended November 30, 2012 (Unaudited)	32.97	(0.13)	(6.24)	—		(6.37)	—	—	—	—	26.60	(19.31)	(19.12)
Year ended May 31, 2012	37.63	(0.35)	(4.32)	0.01		(4.66)	—	—	—	—	32.97	(12.40)	(12.37)
Year ended May 31, 2011(n)	74.22	(0.44)	(36.16)	0.01		(36.59)	—	—	—	—	37.63	(49.31)	(49.30)
Year ended May 31, 2010(n)	156.09	(0.82)	(81.05)	—	(h)	(81.87)	—	—	—	—	74.22	(52.43)	(52.33)
Year ended May 31, 2009(n)	196.29	0.69	55.86	0.14		56.69	(1.49)	(95.40)	—	(96.89)	156.09	9.02	8.63
Year ended May 31, 2008(n)	197.38	6.83	0.27	0.08		7.18	(8.27)	—	—	(8.27)	196.29	3.26	3.47

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Dow30SM
Six Months ended November 30, 2012 (Unaudited)	0.98%	0.95%	(0.87)%	(0.83)%	$300,044	—%
Year ended May 31, 2012(u)	0.97	0.95	(0.93)	(0.91)	291,073	—
Year ended May 31, 2011(u)	0.97	0.95	(0.85)	(0.83)	339,279	—
Year ended May 31, 2010(u)	0.97	0.95	(0.87)	(0.85)	533,081	—
Year ended May 31, 2009(u)	0.98	0.95	(0.14)	(0.11)	639,203	—
Year ended May 31, 2008(u)	0.98	0.95	3.03	3.06	558,740	—
UltraShort MidCap400
Six Months ended November 30, 2012 (Unaudited)	1.17	0.95	(1.06)	(0.85)	36,406	—
Year ended May 31, 2012	1.09	0.95	(1.05)	(0.92)	35,227	—
Year ended May 31, 2011(n)	1.26	0.95	(1.13)	(0.82)	28,926	—
Year ended May 31, 2010(n)	1.14	0.95	(1.03)	(0.85)	43,141	—
Year ended May 31, 2009(n)	1.03	0.95	0.19	0.27	61,460	—
Year ended May 31, 2008(n)	0.98	0.95	3.02	3.05	180,341	—

See accompanying notes to the financial statements.

260 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000
Six Months ended November 30, 2012 (Unaudited)	$34.25	$(0.12)	$(6.80)	$—	$(6.92)	$—	$—	$—	$—	$27.33	(20.21)%	(20.43)%
Year ended May 31, 2012	40.41	(0.37)	(5.80)	0.01	(6.16)	—	—	—	—	34.25	(15.24)	(15.12)
Year ended May 31, 2011(n)	81.52	(0.49)	(40.63)	0.01	(41.11)	—	—	—	—	40.41	(50.43)	(50.34)
Year ended May 31, 2010(n)	179.37	(0.90)	(96.97)	0.02	(97.85)	—	—	—	—	81.52	(54.56)	(54.78)
Year ended May 31, 2009(n)	272.43	0.93	7.57	0.23	8.73	(1.76)	(100.03)	—	(101.79)	179.37	(10.64)	(9.70)
Year ended May 31, 2008(n)	244.01	7.64	27.23 (i)	0.16	35.03	(6.61)	—	—	(6.61)	272.43	14.39	13.81
UltraShort SmallCap600
Six Months ended November 30, 2012 (Unaudited)	34.52	(0.13)	(6.60)	—	(6.73)	—	—	—	—	27.79	(19.51)	(18.82)
Year ended May 31, 2012	43.47	(0.39)	(8.57)	0.01	(8.95)	—	—	—	—	34.52	(20.59)	(20.89)
Year ended May 31, 2011(n)	85.62	(0.53)	(41.64)	0.02	(42.15)	—	—	—	—	43.47	(49.24)	(49.26)
Year ended May 31, 2010(n)	188.38	(0.97)	(101.81)	0.02	(102.76)	—	—	—	—	85.62	(54.56)	(54.78)
Year ended May 31, 2009(n)	263.76	0.96	39.35	0.30	40.61	(1.54)	(114.45)	—	(115.99)	188.38	0.75	0.81
Year ended May 31, 2008(n)	236.53	7.72	27.64 (i)	0.18	35.54	(8.31)	—	—	(8.31)	263.76	15.08	15.14
UltraPro Short S&P500®
Six Months ended November 30, 2012 (Unaudited)	54.45	(0.18)	(15.06)	—	(15.24)	—	—	—	—	39.21	(28.00)	(27.89)
Year ended May 31, 2012(v)	74.80	(0.57)	(19.79)	0.01	(20.35)	—	—	—	—	54.45	(27.20)	(27.19)
Year ended May 31, 2011(v)	173.18	(0.89)	(97.51)	0.02	(98.38)	—	—	—	—	74.80	(56.81)	(56.68)
June 23, 2009* through May 31, 2010(v)	400.00	(1.46)	(225.41)	0.05	(226.82)	—	—	—	—	173.18	(56.70)	(56.80)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000
Six Months ended November 30, 2012 (Unaudited)	1.04%	0.95%	(0.93)%	(0.84)%	$279,213	—%
Year ended May 31, 2012	1.03	0.95	(1.00)	(0.92)	324,228	—
Year ended May 31, 2011(n)	1.04	0.95	(0.92)	(0.83)	446,163	—
Year ended May 31, 2010(n)	1.04	0.95	(0.93)	(0.84)	469,252	—
Year ended May 31, 2009(n)	1.02	0.95	0.24	0.31	578,467	—
Year ended May 31, 2008(n)	1.02	0.95	2.53	2.60	1,169,737	—
UltraShort SmallCap600
Six Months ended November 30, 2012 (Unaudited)	1.46	0.95	(1.37)	(0.86)	8,855	—
Year ended May 31, 2012	1.30	0.95	(1.27)	(0.92)	21,358	—
Year ended May 31, 2011(n)	1.53	0.95	(1.40)	(0.82)	20,374	—
Year ended May 31, 2010(n)	1.36	0.95	(1.25)	(0.84)	19,264	—
Year ended May 31, 2009(n)	1.11	0.95	0.15	0.31	24,725	—
Year ended May 31, 2008(n)	1.09	0.95	2.55	2.69	64,291	—
UltraPro Short S&P500®
Six Months ended November 30, 2012 (Unaudited)	0.92	0.92	(0.82)	(0.82)	479,509	—
Year ended May 31, 2012(v)	0.93	0.93	(0.89)	(0.89)	467,180	—
Year ended May 31, 2011(v)	0.95	0.95	(0.82)	(0.82)	308,943	—
June 23, 2009* through May 31, 2010(v)	1.01	0.95	(0.91)	(0.86)	249,373	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 261

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short QQQ®
Six Months ended November 30, 2012 (Unaudited)	$53.86	$(0.17)	$(13.27)	$—	$(13.44)	$—	$—	$—	$—	$40.42	(24.96)%	(24.76)%
Year ended May 31, 2012(u)	95.46	(0.60)	(41.02)	0.02	(41.60)	—	—	—	—	53.86	(43.58)	(43.59)
Year ended May 31, 2011(u)	247.27	(1.07)	(150.77)	0.03	(151.81)	—	—	—	—	95.46	(61.39)	(61.47)
February 9, 2010* through May 31, 2010(u)	320.00	(0.59)	(72.14)	—	(72.73)	—	—	—	—	247.27	(22.73)	(22.66)
UltraPro Short Dow30SM
Six Months ended November 30, 2012 (Unaudited)(x)	90.29	(0.31)	(19.33)	—	(19.64)	—	—	—	—	70.65	(21.75)	(21.72)
Year ended May 31, 2012(x)	123.18	(0.91)	(31.99)	0.01	(32.89)	—	—	—	—	90.29	(26.71)	(26.74)
Year ended May 31, 2011(x)	287.42	(1.45)	(162.81)	0.02	(164.24)	—	—	—	—	123.18	(57.14)	(57.18)
February 9, 2010* through May 31, 2010(x)	320.00	(0.65)	(31.93)	—	(32.58)	—	—	—	—	287.42	(10.18)	(10.04)
UltraPro Short MidCap400
Six Months ended November 30, 2012 (Unaudited)	55.61	(0.20)	(15.86)	—	(16.06)	—	—	—	—	39.55	(28.89)	(28.76)
Year ended May 31, 2012(u)	76.34	(0.65)	(20.11)	0.03	(20.73)	—	—	—	—	55.61	(27.16)	(26.99)
Year ended May 31, 2011(u)	222.09	(1.04)	(144.71)	—	(145.75)	—	—	—	—	76.34	(65.62)	(65.64)
February 9, 2010* through May 31, 2010(u)	320.00	(0.58)	(97.33)	—	(97.91)	—	—	—	—	222.09	(30.60)	(30.69)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Short QQQ®
Six Months ended November 30, 2012 (Unaudited)	1.06%	0.95%	(0.94)%	(0.83)%	$139,432	—%
Year ended May 31, 2012(u)	1.08	0.95	(1.03)	(0.90)	131,942	—
Year ended May 31, 2011(u)	1.20	0.95	(1.08)	(0.83)	89,493	—
February 9, 2010* through May 31, 2010(u)	1.86	0.95	(1.73)	(0.82)	27,818	—
UltraPro Short Dow30SM
Six Months ended November 30, 2012 (Unaudited)(x)	1.04	0.95	(0.93)	(0.84)	70,630	—
Year ended May 31, 2012(x)	1.06	0.95	(1.02)	(0.91)	71,102	—
Year ended May 31, 2011(x)	1.25	0.95	(1.13)	(0.83)	33,876	—
February 9, 2010* through May 31, 2010(x)	2.15	0.95	(2.02)	(0.83)	10,778	—
UltraPro Short MidCap400
Six Months ended November 30, 2012 (Unaudited)	1.83	0.95	(1.73)	(0.85)	8,896	—
Year ended May 31, 2012(u)	1.71	0.95	(1.68)	(0.92)	9,729	—
Year ended May 31, 2011(u)	2.41	0.95	(2.28)	(0.82)	9,543	—
February 9, 2010* through May 31, 2010(u)	2.74	0.95	(2.63)	(0.84)	5,552	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

262 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Russell2000
Six Months ended November 30, 2012 (Unaudited)	$54.31	$(0.18)	$(16.20)		$—		$(16.38)	$—	$—	$—	$—	$37.93	(30.16)%	(30.29)%
Year ended May 31, 2012(v)	81.64	(0.62)	(26.73)		0.02		(27.33)	—	—	—	—	54.31	(33.48)	(33.33)
Year ended May 31, 2011(v)	251.28	(1.05)	(168.61)		0.02		(169.64)	—	—	—	—	81.64	(67.51)	(67.45)
February 9, 2010* through May 31, 2010(v)	400.00	(0.64)	(148.08)		—		(148.72)	—	—	—	—	251.28	(37.18)	(37.21)
UltraShort Russell1000 Value
Six Months ended November 30, 2012 (Unaudited)	25.66	(0.09)	(5.54)		—		(5.63)	—	—	—	—	20.03	(21.95)	(20.66)
Year ended May 31, 2012	28.76	(0.27)	(2.83)		—		(3.10)	—	—	—	—	25.66	(10.76)	(11.41)
Year ended May 31, 2011	48.62	(0.34)	(19.53)		0.01		(19.86)	—	—	—	—	28.76	(40.85)	(40.11)
Year ended May 31, 2010	84.91	(0.47)	(35.82)		—	(h)	(36.29)	—	—	—	—	48.62	(42.74)	(42.11)
Year ended May 31, 2009	80.43	(0.24)	14.77	(i)	0.14		14.67	(0.66)	(9.53)	—	(10.19)	84.91	15.10	14.12
Year ended May 31, 2008	64.88	2.30	15.55		0.06		17.91	(2.36)	—	—	(2.36)	80.43	28.19	28.22
UltraShort Russell1000 Growth
Six Months ended November 30, 2012 (Unaudited)	63.16	(0.24)	(10.19)		—		(10.43)	—	—	—	—	52.73	(16.51)	(13.75)
Year ended May 31, 2012(u)	77.31	(0.69)	(13.50)		0.04		(14.15)	—	—	—	—	63.16	(18.31)	(20.86)
Year ended May 31, 2011(u)	140.64	(0.89)	(62.45)		0.01		(63.33)	—	—	—	—	77.31	(45.02)	(45.01)
Year ended May 31, 2010(u)	230.02	(1.34)	(88.06)		0.02		(89.38)	—	—	—	—	140.64	(38.86)	(38.64)
Year ended May 31, 2009(u)	252.00	(0.47)	111.50		0.27		111.30	(1.42)	(131.86)	—	(133.28)	230.02	26.02	25.79
Year ended May 31, 2008(u)	260.29	7.70	(5.20	)(i)	0.14		2.64	(10.93)	—	—	(10.93)	252.00	0.75	1.11

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Short Russell2000
Six Months ended November 30, 2012 (Unaudited)	1.12%	0.95%	(1.00)%	(0.83)%	$53,858	—%
Year ended May 31, 2012(v)	1.11	0.95	(1.07)	(0.91)	71,681	—
Year ended May 31, 2011(v)	1.23	0.95	(1.12)	(0.84)	54,697	—
February 9, 2010* through May 31, 2010(v)	2.12	0.95	(1.99)	(0.82)	15,077	—
UltraShort Russell1000 Value
Six Months ended November 30, 2012 (Unaudited)	5.52	0.95	(5.41)	(0.84)	1,502	—
Year ended May 31, 2012	5.03	0.95	(5.00)	(0.92)	1,925	—
Year ended May 31, 2011	3.17	0.95	(3.04)	(0.82)	2,157	—
Year ended May 31, 2010	1.96	0.95	(1.85)	(0.84)	10,939	—
Year ended May 31, 2009	1.45	0.95	(0.71)	(0.21)	12,736	—
Year ended May 31, 2008	1.93	0.95	2.00	2.98	6,033	—
UltraShort Russell1000 Growth
Six Months ended November 30, 2012 (Unaudited)	4.66	0.95	(4.56)	(0.85)	1,976	—
Year ended May 31, 2012(u)	2.99	0.95	(2.96)	(0.92)	2,367	—
Year ended May 31, 2011(u)	2.54	0.95	(2.41)	(0.82)	4,349	—
Year ended May 31, 2010(u)	1.89	0.95	(1.78)	(0.85)	10,548	—
Year ended May 31, 2009(u)	1.38	0.95	(0.57)	(0.14)	17,251	—
Year ended May 31, 2008(u)	1.50	0.95	2.28	2.83	14,175	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell MidCap Value
Six Months ended November 30, 2012 (Unaudited)	$43.42	$(0.16)	$(9.43)	$—	$(9.59)	$—	$—	$—	$—	$33.83	(22.07)%	(21.28)%
Year ended May 31, 2012	47.44	(0.45)	(3.57)	—	(4.02)	—	—	—	—	43.42	(8.49)	(10.14)
Year ended May 31, 2011(n)	88.60	(0.58)	(40.62)	0.04	(41.16)	—	—	—	—	47.44	(46.46)	(45.29)
Year ended May 31, 2010(n)	217.92	(1.00)	(113.95)	0.03	(114.92)	—	(14.40)	—	(14.40)	88.60	(56.07)	(56.50)
Year ended May 31, 2009(n)	313.53	(1.21)	128.70	0.11	127.60	(1.53)	(221.68)	—	(223.21)	217.92	14.54	13.85
Year ended May 31, 2008(n)	262.98	9.32	56.14	—	65.46	(12.28)	(2.63)	—	(14.91)	313.53	25.08	31.85
UltraShort Russell MidCap Growth
Six Months ended November 30, 2012 (Unaudited)	39.90	(0.15)	(6.53)	—	(6.68)	—	—	—	—	33.22	(16.73)	(16.26)
Year ended May 31, 2012	44.53	(0.42)	(4.21)	—	(4.63)	—	—	—	—	39.90	(10.41)	(9.81)
Year ended May 31, 2011(n)	92.35	(0.58)	(47.27)	0.03	(47.82)	—	—	—	—	44.53	(51.79)	(51.75)
Year ended May 31, 2010(n)	181.57	(0.97)	(88.27)	0.02	(89.22)	—	—	—	—	92.35	(49.14)	(49.35)
Year ended May 31, 2009(n)	242.96	0.71	143.09	0.17	143.97	(2.24)	(203.12)	—	(205.36)	181.57	21.03	21.38
Year ended May 31, 2008(n)	257.63	7.38	(8.60)	0.18	(1.04)	(13.63)	—	—	(13.63)	242.96	(0.82)	(0.88)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell MidCap Value
Six Months ended November 30, 2012 (Unaudited)	6.61%	0.95%	(6.50)%	(0.84)%	$1,267	—%
Year ended May 31, 2012	5.77	0.95	(5.74)	(0.92)	1,626	—
Year ended May 31, 2011(n)	3.99	0.95	(3.85)	(0.81)	1,777	—
Year ended May 31, 2010(n)	3.54	0.95	(3.43)	(0.84)	3,322	—
Year ended May 31, 2009(n)	2.51	0.95	(1.86)	(0.30)	4,086	—
Year ended May 31, 2008(n)	2.05	0.95	1.75	2.85	5,879	—
UltraShort Russell MidCap Growth
Six Months ended November 30, 2012 (Unaudited)	4.91	0.95	(4.81)	(0.85)	1,868	—
Year ended May 31, 2012	4.44	0.95	(4.41)	(0.92)	2,243	—
Year ended May 31, 2011(n)	3.27	0.95	(3.13)	(0.81)	2,503	—
Year ended May 31, 2010(n)	2.48	0.95	(2.38)	(0.84)	5,195	—
Year ended May 31, 2009(n)	1.78	0.95	(0.61)	0.22	6,809	—
Year ended May 31, 2008(n)	1.92	0.95	1.75	2.72	13,666	—
See accompanying notes to the financial statements.

264 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000 Value
Six Months ended November 30, 2012 (Unaudited)	$39.32	$(0.14)	$(8.21)		$—		$(8.35)	$—	$—	$—	$—	$30.97	(21.23)%	(18.49)%
Year ended May 31, 2012	46.46	(0.43)	(6.71)		—		(7.14)	—	—	—	—	39.32	(15.37)	(15.57)
Year ended May 31, 2011(n)	83.86	(0.55)	(36.86)		0.01		(37.40)	—	—	—	—	46.46	(44.61)	(44.54)
Year ended May 31, 2010(n)	196.91	(1.01)	(112.06)		0.02		(113.05)	—	—	—	—	83.86	(57.42)	(57.68)
Year ended May 31, 2009(n)	336.50	0.29	(15.72	)(i)	0.35		(15.08)	(2.36)	(122.15)	—	(124.51)	196.91	(16.68)	(16.36)
Year ended May 31, 2008(n)	274.64	9.58	65.18	(i)	0.29		75.05	(12.88)	(0.31)	—	(13.19)	336.50	27.75	27.63
UltraShort Russell2000 Growth
Six Months ended November 30, 2012 (Unaudited)	31.37	(0.11)	(5.78)		—		(5.89)	—	—	—	—	25.48	(18.76)	(17.91)
Year ended May 31, 2012	37.19	(0.34)	(5.49)		0.01		(5.82)	—	—	—	—	31.37	(15.65)	(17.16)
Year ended May 31, 2011(o)	83.50	(0.48)	(45.85)		0.02		(46.31)	—	—	—	—	37.19	(55.46)	(55.06)
Year ended May 31, 2010(o)	190.53	(0.90)	(89.71)		0.02		(90.59)	—	(16.44)	—	(16.44)	83.50	(51.35)	(51.60)
Year ended May 31, 2009(o)	332.75	1.31	87.66		0.27		89.24	(2.78)	(228.68)	—	(231.46)	190.53	(1.51)	(1.08)
Year ended May 31, 2008(o)	327.77	10.04	5.71	(i)	0.12		15.87	(10.89)	—	—	(10.89)	332.75	4.76	4.50
Short Basic Materials
Six Months ended November 30, 2012 (Unaudited)	39.25	(0.16)	(3.82)		—		(3.98)	—	—	—	—	35.27	(10.15)	(10.56)
Year ended May 31, 2012	35.39	(0.35)	4.20	(i)	0.01		3.86	—	—	—	—	39.25	10.92	10.65
Year ended May 31, 2011	53.43	(0.36)	(17.68)		—	(h)	(18.04)	—	—	—	—	35.39	(33.76)	(33.01)
March 16, 2010* through May 31, 2010	50.00	(0.09)	3.51		0.01		3.43	—	—	—	—	53.43	6.86	5.98

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Value
Six Months ended November 30, 2012 (Unaudited)	2.73%	0.95%	(2.62)%	(0.84)%	$4,064	—%
Year ended May 31, 2012	2.36	0.95	(2.33)	(0.92)	5,159	—
Year ended May 31, 2011(n)	2.07	0.95	(1.94)	(0.82)	6,096	—
Year ended May 31, 2010(n)	1.85	0.95	(1.74)	(0.84)	7,862	—
Year ended May 31, 2009(n)	1.46	0.95	(0.43)	0.08	14,768	—
Year ended May 31, 2008(n)	1.26	0.95	2.34	2.65	25,238	—
UltraShort Russell2000 Growth
Six Months ended November 30, 2012 (Unaudited)	2.10	0.95	(1.99)	(0.84)	6,880	—
Year ended May 31, 2012	1.50	0.95	(1.47)	(0.92)	8,468	—
Year ended May 31, 2011(o)	1.81	0.95	(1.68)	(0.82)	10,039	—
Year ended May 31, 2010(o)	1.80	0.95	(1.69)	(0.84)	12,525	—
Year ended May 31, 2009(o)	1.61	0.95	(0.31)	0.35	11,432	—
Year ended May 31, 2008(o)	1.24	0.95	2.45	2.74	44,922	—
Short Basic Materials
Six Months ended November 30, 2012 (Unaudited)	1.89	0.95	(1.79)	(0.85)	8,817	—
Year ended May 31, 2012	2.11	0.95	(2.07)	(0.91)	7,850	—
Year ended May 31, 2011	2.21	0.95	(2.09)	(0.83)	5,308	—
March 16, 2010* through May 31, 2010	3.52	0.95	(3.39)	(0.82)	5,343	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
Six Months ended November 30, 2012 (Unaudited)	$33.94	$(0.13)	$(4.18)	$—		$(4.31)	$—	$—	$—	$—	$29.63	(12.71)%	(12.61)%
Year ended May 31, 2012	35.63	(0.34)	(1.35)	—	(h)	(1.69)	—	—	—	—	33.94	(4.74)	(4.80)
Year ended May 31, 2011	41.93	(0.32)	(5.98)	—	(h)	(6.30)	—	—	—	—	35.63	(15.05)	(15.06)
Year ended May 31, 2010	56.71	(0.39)	(14.39)	—	(h)	(14.78)	—	—	—	—	41.93	(26.06)	(26.19)
June 10, 2008* through May 31, 2009	70.00	(0.42)	(9.29)	—	(h)	(9.71)	(0.14)	(3.44)	—	(3.58)	56.71	(15.41)	(15.20)
Short Oil & Gas
Six Months ended November 30, 2012 (Unaudited)	37.19	(0.14)	(4.66)	—		(4.80)	—	—	—	—	32.39	(12.90)	(12.72)
Year ended May 31, 2012	34.91	(0.33)	2.61	—	(h)	2.28	—	—	—	—	37.19	6.52	5.85
Year ended May 31, 2011	54.06	(0.36)	(18.79)	—	(h)	(19.15)	—	—	—	—	34.91	(35.44)	(35.21)
Year ended May 31, 2010	59.14	(0.46)	(4.62)	—	(h)	(5.08)	—	—	—	—	54.06	(8.59)	(8.86)
June 10, 2008* through May 31, 2009	70.00	0.15	13.47	0.01		13.63	(0.20)	(24.29)	—	(24.49)	59.14	12.66	13.04
Short Real Estate
Six Months ended November 30, 2012 (Unaudited)	31.04	(0.12)	(2.03)	—		(2.15)	—	—	—	—	28.89	(6.94)	(7.02)
Year ended May 31, 2012	34.80	(0.32)	(3.44)	—	(h)	(3.76)	—	—	—	—	31.04	(10.78)	(11.00)
Year ended May 31, 2011	48.14	(0.34)	(13.01)	0.01		(13.34)	—	—	—	—	34.80	(27.73)	(27.20)
March 16, 2010* through May 31, 2010	50.00	(0.08)	(1.79)	0.01		(1.86)	—	—	—	—	48.14	(3.72)	(4.12)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Financials
Six Months ended November 30, 2012 (Unaudited)	1.04%	0.95%	(0.95)%	(0.85)%	$82,213	—%
Year ended May 31, 2012	1.01	0.95	(0.99)	(0.92)	101,818	—
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.84)	93,528	—
Year ended May 31, 2010	1.04	0.95	(0.94)	(0.85)	103,783	—
June 10, 2008* through May 31, 2009	1.19	0.95	(0.81)	(0.57)	157,371	—
Short Oil & Gas
Six Months ended November 30, 2012 (Unaudited)	2.35	0.95	(2.25)	(0.85)	4,859	—
Year ended May 31, 2012	1.86	0.95	(1.82)	(0.92)	8,368	—
Year ended May 31, 2011	1.91	0.95	(1.79)	(0.83)	10,474	—
Year ended May 31, 2010	1.81	0.95	(1.73)	(0.87)	12,164	—
June 10, 2008* through May 31, 2009	1.70	0.95	(0.55)	0.20	4,435	—
Short Real Estate
Six Months ended November 30, 2012 (Unaudited)	1.27	0.95	(1.18)	(0.85)	27,446	—
Year ended May 31, 2012	1.18	0.95	(1.14)	(0.92)	29,493	—
Year ended May 31, 2011	1.33	0.95	(1.21)	(0.83)	10,439	—
March 16, 2010* through May 31, 2010	3.68	0.95	(3.54)	(0.82)	4,814	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

266 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short KBW Regional Banking
Six Months ended November 30, 2012 (Unaudited)	$47.41	$(0.19)	$(2.52)	$—	$(2.71)	$—	$—	$—	$—	$44.70	(5.73)%	(6.98)%
Year ended May 31, 2012	57.95	(0.54)	(10.05)	0.05	(10.54)	—	—	—	—	47.41	(18.18)	(17.37)
Year ended May 31, 2011	65.55	(0.53)	(7.09)	0.02	(7.60)	—	—	—	—	57.95	(11.61)	(11.31)
April 20, 2010* through May 31, 2010	60.00	(0.06)	5.60	0.01	5.55	—	—	—	—	65.55	9.25	9.35
UltraShort Basic Materials
Six Months ended November 30, 2012 (Unaudited)(x)	73.60	(0.27)	(14.89)	—	(15.16)	—	—	—	—	58.44	(20.60)	(20.39)
Year ended May 31, 2012(x)	66.49	(0.67)	7.74	0.04	7.11	—	—	—	—	73.60	10.71	10.59
Year ended May 31, 2011(x)	159.03	(0.80)	(91.78)	0.04	(92.54)	—	—	—	—	66.49	(58.20)	(58.07)
Year ended May 31, 2010(k)(x)	355.70	(1.64)	(195.13)	0.10	(196.67)	—	—	—	—	159.03	(55.30)	(55.66)
Year ended May 31, 2009(k)(x)	570.46	3.41	317.08	1.16	321.65	(4.83)	(531.58)	—	(536.41)	355.70	1.25	1.23
Year ended May 31, 2008(k)(x)	1061.51	16.41	(473.08)	1.13	(455.54)	(35.51)	—	—	(35.51)	570.46	(44.32)	(43.75)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2012 (Unaudited)(x)	89.45	(0.30)	(23.78)	—	(24.08)	—	—	—	—	65.37	(26.92)	(27.12)
Year ended May 31, 2012(x)	143.98	(1.08)	(53.52)	0.07	(54.53)	—	—	—	—	89.45	(37.87)	(38.15)
Year ended May 31, 2011(x)	298.35	(1.98)	(152.43)	0.04	(154.37)	—	—	—	—	143.98	(51.74)	(51.12)
April 7, 2010* through May 31, 2010(x)	240.00	(0.32)	58.62	0.05	58.35	—	—	—	—	298.35	24.32	23.17

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short KBW Regional Banking
Six Months ended November 30, 2012 (Unaudited)	2.90%	0.95%	(2.80)%	(0.84)%	$4,470	—%
Year ended May 31, 2012	1.51	0.95	(1.48)	(0.93)	4,741	—
Year ended May 31, 2011	1.24	0.95	(1.13)	(0.84)	23,181	—
April 20, 2010* through May 31, 2010	3.40	0.95	(3.27)	(0.82)	19,665	—
UltraShort Basic Materials
Six Months ended November 30, 2012 (Unaudited)(x)	1.20	0.95	(1.11)	(0.86)	37,457	—
Year ended May 31, 2012(x)	1.08	0.95	(1.06)	(0.92)	51,335	—
Year ended May 31, 2011(x)	1.06	0.95	(0.92)	(0.81)	96,235	—
Year ended May 31, 2010(k)(x)	1.05	0.95	(0.94)	(0.84)	131,792	—
Year ended May 31, 2009(k)(x)	1.01	0.95	0.37	0.43	62,692	—
Year ended May 31, 2008(k)(x)	1.08	0.95	2.07	2.20	205,366	—
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2012 (Unaudited)(x)	2.93	0.95	(2.81)	(0.83)	4,903	—
Year ended May 31, 2012(x)	3.72	0.95	(3.67)	(0.90)	4,473	—
Year ended May 31, 2011(x)	2.20	0.95	(2.07)	(0.82)	1,800	—
April 7, 2010* through May 31, 2010(x)	3.56	0.95	(3.42)	(0.81)	7,459	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Goods
Six Months ended November 30, 2012 (Unaudited)(x)	$74.39	$(0.29)	$(12.69)	$—		$(12.98)	$—	$—	$—	$—	$61.41	(17.45)%	(16.96)%
Year ended May 31, 2012(x)	89.49	(0.81)	(14.30)	0.01		(15.10)	—	—	—	—	74.39	(16.87)	(17.18)
Year ended May 31, 2011(x)	161.97	(1.02)	(71.48)	0.02		(72.48)	—	—	—	—	89.49	(44.75)	(44.66)
Year ended May 31, 2010(x)	262.31	(1.55)	(98.82)	0.03		(100.34)	—	—	—	—	161.97	(38.26)	(38.31)
Year ended May 31, 2009(x)	275.85	0.16	62.93	0.26		63.35	(1.46)	(75.43)	—	(76.89)	262.31	18.16	17.50
Year ended May 31, 2008(x)	258.95	7.35	19.64	0.12		27.11	(10.21)	—	—	(10.21)	275.85	10.70	11.15
UltraShort Consumer Services
Six Months ended November 30, 2012 (Unaudited)	50.78	(0.19)	(11.45)	—		(11.64)	—	—	—	—	39.14	(22.93)	(22.76)
Year ended May 31, 2012(u)	71.05	(0.60)	(19.67)	—	(h)	(20.27)	—	—	—	—	50.78	(28.53)	(28.85)
Year ended May 31, 2011(u)	124.17	(0.82)	(52.33)	0.03		(53.12)	—	—	—	—	71.05	(42.80)	(42.64)
Year ended May 31, 2010(u)	257.47	(1.46)	(131.90)	0.06		(133.30)	—	—	—	—	124.17	(51.78)	(51.73)
Year ended May 31, 2009(u)	335.59	0.08	58.66	0.41		59.15	(1.62)	(135.65)	—	(137.27)	257.47	5.04	4.78
Year ended May 31, 2008(u)	269.91	7.30	79.89 (i)	0.25		87.44	(12.22)	(9.54)	—	(21.76)	335.59	32.97	33.27

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Goods
Six Months ended November 30, 2012 (Unaudited)(x)	3.80%	0.95%	(3.71)%	(0.85)%	$2,300	—%
Year ended May 31, 2012(x)	2.81	0.95	(2.78)	(0.92)	2,790	—
Year ended May 31, 2011(x)	2.02	0.95	(1.89)	(0.82)	6,712	—
Year ended May 31, 2010(x)	1.49	0.95	(1.38)	(0.84)	15,184	—
Year ended May 31, 2009(x)	1.19	0.95	(0.19)	0.05	19,674	—
Year ended May 31, 2008(x)	1.38	0.95	2.29	2.72	25,861	—
UltraShort Consumer Services
Six Months ended November 30, 2012 (Unaudited)	1.93	0.95	(1.82)	(0.85)	5,866	—
Year ended May 31, 2012(u)	1.70	0.95	(1.66)	(0.92)	7,611	—
Year ended May 31, 2011(u)	1.35	0.95	(1.20)	(0.81)	13,323	—
Year ended May 31, 2010(u)	1.15	0.95	(1.03)	(0.83)	32,595	—
Year ended May 31, 2009(u)	1.03	0.95	(0.06)	0.02	72,413	—
Year ended May 31, 2008(u)	1.15	0.95	1.87	2.07	100,678	—

See accompanying notes to the financial statements.

268 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Financials
Six Months ended November 30, 2012 (Unaudited)	$48.37	$(0.17)	$(11.71)		$—	$(11.88)	$—	$—	$—	$—	$36.49	(24.56)%	(24.51)%
Year ended May 31, 2012	58.89	(0.54)	(9.99)		0.01	(10.52)	—	—	—	—	48.37	(17.86)	(17.90)
Year ended May 31, 2011(n)	84.48	(0.60)	(25.00)		0.01	(25.59)	—	—	—	—	58.89	(30.29)	(30.10)
Year ended May 31, 2010(n)	165.54	(0.89)	(80.20)		0.03	(81.06)	—	—	—	—	84.48	(48.97)	(49.24)
Year ended May 31, 2009(n)	440.65	1.60	(276.01	)(i)	0.72	(273.69)	(1.42)	—	—	(1.42)	165.54	(62.32)	(62.28)
Year ended May 31, 2008(n)	272.55	9.14	167.02		0.33	176.49	(8.39)	—	—	(8.39)	440.65	65.66	66.41
UltraShort Health Care
Six Months ended November 30, 2012 (Unaudited)(x)	72.37	(0.25)	(16.90)		—	(17.15)	—	—	—	—	55.22	(23.70)	(22.25)
Year ended May 31, 2012(x)	86.37	(0.77)	(13.23)		—	(14.00)	—	—	—	—	72.37	(16.20)	(18.02)
Year ended May 31, 2011(x)	152.08	(1.02)	(64.69)		—	(65.71)	—	—	—	—	86.37	(43.21)	(43.27)
Year ended May 31, 2010(x)	219.30	(1.36)	(65.88)		0.02	(67.22)	—	—	—	—	152.08	(30.66)	(32.07)
Year ended May 31, 2009(x)	309.84	0.05	30.09	(i)	0.11	30.25	(2.18)	(118.61)	—	(120.79)	219.30	5.26	8.06
Year ended May 31, 2008(x)	255.05	8.59	58.15		—	66.74	(11.95)	—	—	(11.95)	309.84	26.90	32.49

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Financials
Six Months ended November 30, 2012 (Unaudited)	1.00%	0.95%	(0.90)%	(0.85)%	$188,094	—%
Year ended May 31, 2012	0.97	0.95	(0.94)	(0.92)	260,223	—
Year ended May 31, 2011(n)	0.97	0.95	(0.85)	(0.84)	307,966	—
Year ended May 31, 2010(n)	0.96	0.95	(0.86)	(0.85)	598,763	—
Year ended May 31, 2009(n)	0.95	0.95	0.38	0.38	1,204,273	—
Year ended May 31, 2008(n)	0.96	0.95	2.24	2.25	2,164,712	—
UltraShort Health Care
Six Months ended November 30, 2012 (Unaudited)(x)	2.54	0.95	(2.43)	(0.84)	5,176	—
Year ended May 31, 2012(x)	3.37	0.95	(3.33)	(0.91)	4,071	—
Year ended May 31, 2011(x)	3.37	0.95	(3.25)	(0.83)	3,239	—
Year ended May 31, 2010(x)	2.52	0.95	(2.41)	(0.84)	5,703	—
Year ended May 31, 2009(x)	1.78	0.95	(0.81)	0.02	12,336	—
Year ended May 31, 2008(x)	1.63	0.95	2.34	3.02	11,619	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Industrials
Six Months ended November 30, 2012 (Unaudited)	$36.99	$(0.14)	$(7.63)		$—	$(7.77)	$—	$—	$—	$—	$29.22	(21.00)%	(21.52)%
Year ended May 31, 2012	42.33	(0.41)	(4.94)		0.01	(5.34)	—	—	—	—	36.99	(12.63)	(12.50)
Year ended May 31, 2011(n)	82.59	(0.50)	(39.81)		0.05	(40.26)	—	—	—	—	42.33	(48.75)	(48.68)
Year ended May 31, 2010(n)	173.33	(0.94)	(89.82)		0.02	(90.74)	—	—	—	—	82.59	(52.34)	(52.12)
Year ended May 31, 2009(n)	216.34	0.50	148.85		0.25	149.60	(1.23)	(191.38)	—	(192.61)	173.33	43.35	42.30
Year ended May 31, 2008(n)	227.67	5.84	(8.33)		0.29	(2.20)	(9.13)	—	—	(9.13)	216.34	(1.09)	(0.87)
UltraShort Oil & Gas
Six Months ended November 30, 2012 (Unaudited)	28.81	(0.10)	(7.19)		—	(7.29)	—	—	—	—	21.52	(25.30)	(25.16)
Year ended May 31, 2012	27.62	(0.25)	1.43		0.01	1.19	—	—	—	—	28.81	4.31	4.16
Year ended May 31, 2011	69.02	(0.36)	(41.05)		0.01	(41.40)	—	—	—	—	27.62	(59.99)	(59.96)
Year ended May 31, 2010(k)	86.61	(0.61)	(17.00)		0.02	(17.59)	—	—	—	—	69.02	(20.30)	(19.67)
Year ended May 31, 2009(k)	143.61	1.00	(17.55	)(i)	0.17	(16.38)	(1.30)	(39.32)	—	(40.62)	86.61	(22.80)	(23.55)
Year ended May 31, 2008(k)	254.96	3.11	(109.64)		0.11	(106.42)	(4.93)	—	—	(4.93)	143.61	(42.37)	(42.21)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Industrials
Six Months ended November 30, 2012 (Unaudited)	2.06%	0.95%	(1.95)%	(0.84)%	$7,120	—%
Year ended May 31, 2012	1.95	0.95	(1.92)	(0.92)	6,238	—
Year ended May 31, 2011(n)	2.02	0.95	(1.89)	(0.82)	7,140	—
Year ended May 31, 2010(n)	1.42	0.95	(1.30)	(0.83)	13,937	—
Year ended May 31, 2009(n)	1.09	0.95	0.03	0.16	35,750	—
Year ended May 31, 2008(n)	1.36	0.95	2.03	2.44	28,394	—
UltraShort Oil & Gas
Six Months ended November 30, 2012 (Unaudited)	1.08	0.95	(0.99)	(0.86)	60,689	—
Year ended May 31, 2012	1.03	0.95	(1.00)	(0.92)	72,595	—
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.83)	115,168	—
Year ended May 31, 2010(k)	1.00	0.95	(0.91)	(0.86)	137,688	—
Year ended May 31, 2009(k)	0.95	0.95	0.62	0.62	219,567	—
Year ended May 31, 2008(k)	0.99	0.95	1.78	1.82	2,328,579	—

See accompanying notes to the financial statements.

270 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Real Estate
Six Months ended November 30, 2012 (Unaudited)	$29.96	$(0.11)	$(4.01)	$—	$(4.12)	$—	$—	$—	$—	$25.84	(13.73)%	(13.70)%
Year ended May 31, 2012(r)	40.83	(0.35)	(10.53)	0.01	(10.87)	—	—	—	—	29.96	(26.64)	(26.61)
Year ended May 31, 2011(r)	82.14	(0.49)	(40.83)	0.01	(41.31)	—	—	—	—	40.83	(50.29)	(50.29)
Year ended May 31, 2010(k)(r)	292.26	(1.21)	(208.94)	0.03	(210.12)	—	—	—	—	82.14	(71.90)	(72.07)
Year ended May 31, 2009(k)(r)	1266.65	(0.85)	(898.13)	1.03	(897.95)	(7.94)	(68.50)	—	(76.44)	292.26	(74.95)	(74.96)
Year ended May 31, 2008(k)(r)	1150.93	39.88	99.26 (i)	1.31	140.45	(24.73)	—	—	(24.73)	1266.65	12.03	12.33
UltraShort Semiconductors
Six Months ended November 30, 2012 (Unaudited)	42.98	(0.18)	2.92	—	2.74	—	—	—	—	45.72	6.39	6.73
Year ended May 31, 2012	45.38	(0.42)	(2.00)	0.02	(2.40)	—	—	—	—	42.98	(5.29)	(5.40)
Year ended May 31, 2011(o)	81.59	(0.51)	(35.72)	0.02	(36.21)	—	—	—	—	45.38	(44.39)	(44.34)
Year ended May 31, 2010(o)	191.84	(0.90)	(109.38)	0.03	(110.25)	—	—	—	—	81.59	(57.47)	(57.78)
Year ended May 31, 2009(o)	276.94	0.16	128.02	0.38	128.56	(1.93)	(211.73)	—	(213.66)	191.84	3.64	4.01
Year ended May 31, 2008(o)	308.21	8.47	(27.43)	0.23	(18.73)	(12.54)	—	—	(12.54)	276.94	(6.11)	(5.58)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Six Months ended November 30, 2012 (Unaudited)	1.05%	0.95%	(0.94)%	(0.83)%	$119,953	—%
Year ended May 31, 2012(r)	1.02	0.95	(0.99)	(0.92)	139,039	—
Year ended May 31, 2011(r)	0.99	0.95	(0.85)	(0.81)	173,319	—
Year ended May 31, 2010(k)(r)	0.97	0.95	(0.86)	(0.85)	439,024	—
Year ended May 31, 2009(k)(r)	0.96	0.95	(0.11)	(0.10)	1,239,185	—
Year ended May 31, 2008(k)(r)	0.98	0.95	2.66	2.69	804,324	—
UltraShort Semiconductors
Six Months ended November 30, 2012 (Unaudited)	1.57	0.95	(1.49)	(0.87)	11,655	—
Year ended May 31, 2012	1.37	0.95	(1.34)	(0.92)	14,178	—
Year ended May 31, 2011(o)	1.40	0.95	(1.28)	(0.83)	21,777	—
Year ended May 31, 2010(o)	1.31	0.95	(1.19)	(0.83)	24,477	—
Year ended May 31, 2009(o)	1.25	0.95	(0.26)	0.04	34,531	—
Year ended May 31, 2008(o)	1.46	0.95	2.13	2.64	24,925	—

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Technology
Six Months ended November 30, 2012 (Unaudited)	$41.18	$(0.16)	$(3.72)		$—		$(3.88)	$—	$—	$—	$—	$37.30	(9.43)%	(9.08)%
Year ended May 31, 2012	55.01	(0.44)	(13.40)		0.01		(13.83)	—	—	—	—	41.18	(25.14)	(25.44)
Year ended May 31, 2011(n)	91.17	(0.57)	(35.60)		0.01		(36.16)	—	—	—	—	55.01	(39.68)	(39.58)
Year ended May 31, 2010(n)	176.44	(0.90)	(84.37)		—	(h)	(85.27)	—	—	—	—	91.17	(48.33)	(48.20)
Year ended May 31, 2009(n)	216.90	(0.14)	67.46		0.12		67.44	(2.05)	(105.85)	—	(107.90)	176.44	7.97	7.36
Year ended May 31, 2008(n)	252.11	5.70	(29.79)		0.21		(23.88)	(11.33)	—	—	(11.33)	216.90	(9.69)	(9.66)
UltraShort Telecommunications
Six Months ended November 30, 2012 (Unaudited)	40.73	(0.13)	(10.75)		—		(10.88)	—	—	—	—	29.85	(26.70)	(28.07)
Year ended May 31, 2012	34.91	(0.38)	6.20		—		5.82	—	—	—	—	40.73	16.67	18.66
Year ended May 31, 2011(o)	69.84	(0.40)	(34.55)		0.02		(34.93)	—	—	—	—	34.91	(50.02)	(48.98)
Year ended May 31, 2010(o)	155.02	(0.76)	(36.57)		0.01		(37.32)	(0.53)	(47.33)	—	(47.86)	69.84	(32.03)	(34.04)
Year ended May 31, 2009(o)	267.86	0.88	55.54		0.07		56.49	(2.91)	(166.42)	—	(169.33)	155.02	(2.77)	(0.82)
March 25, 2008* through May 31, 2008(o)	350.00	0.72	(82.94	)(i)	0.08		(82.14)	—	—	—	—	267.86	(23.47)	(23.74)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Technology
Six Months ended November 30, 2012 (Unaudited)	1.67%	0.95%	(1.58)%	(0.85)%	$12,583	—%
Year ended May 31, 2012	1.53	0.95	(1.49)	(0.91)	16,981	—
Year ended May 31, 2011(n)	1.51	0.95	(1.38)	(0.83)	18,556	—
Year ended May 31, 2010(n)	1.37	0.95	(1.26)	(0.84)	22,224	—
Year ended May 31, 2009(n)	1.13	0.95	(0.23)	(0.05)	36,391	—
Year ended May 31, 2008(n)	1.22	0.95	1.93	2.20	40,668	—
UltraShort Telecommunications
Six Months ended November 30, 2012 (Unaudited)	4.45	0.95	(4.34)	(0.84)	1,791	—
Year ended May 31, 2012	4.48	0.95	(4.44)	(0.91)	2,443	—
Year ended May 31, 2011(o)	6.40	0.95	(6.28)	(0.83)	2,094	—
Year ended May 31, 2010(o)	7.05	0.95	(6.95)	(0.85)	2,095	—
Year ended May 31, 2009(o)	2.24	0.95	(1.03)	0.27	2,325	—
March 25, 2008* through May 31, 2008(o)	3.21	0.95	(1.01)	1.25	8,036	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

272 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Utilities
Six Months ended November 30, 2012 (Unaudited)	$30.89	$(0.12)	$(1.37)	$—		$(1.49)	$—	$—	$—	$—	$29.40	(4.82)%	(5.09)%
Year ended May 31, 2012(r)	40.30	(0.33)	(9.09)	0.01		(9.41)	—	—	—	—	30.89	(23.35)	(22.95)
Year ended May 31, 2011(r)	66.56	(0.42)	(25.84)	—	(h)	(26.26)	—	—	—	—	40.30	(39.48)	(38.46)
Year ended May 31, 2010(r)	123.18	(0.64)	(32.51)	0.01		(33.14)	(0.26)	(23.22)	—	(23.48)	66.56	(30.14)	(31.40)
Year ended May 31, 2009(r)	152.68	0.10	69.68	0.10		69.88	(0.92)	(98.46)	—	(99.38)	123.18	41.38	42.53
Year ended May 31, 2008(r)	163.30	5.43	(10.36)	0.14		(4.79)	(5.83)	—	—	(5.83)	152.68	(3.36)	(3.16)
UltraPro Short Financials
July 10, 2012* through November 30, 2012 (Unaudited)	40.00	(0.11)	(10.71)	—		(10.82)	—	—	—	—	29.18	(27.05)	(27.25)
Short MSCI EAFE
Six Months ended November 30, 2012 (Unaudited)	52.42	(0.20)	(8.77)	—	(h)	(8.97)	—	—	—	—	43.45	(17.12)	(17.11)
Year ended May 31, 2012	46.11	(0.46)	6.75	0.02		6.31	—	—	—	—	52.42	13.69	13.54
Year ended May 31, 2011	64.33	(0.44)	(17.79)	0.01		(18.22)	—	—	—	—	46.11	(28.32)	(28.23)
Year ended May 31, 2010	73.29	(0.53)	(8.46)	0.03		(8.96)	—	—	—	—	64.33	(12.23)	(12.48)
Year ended May 31, 2009	73.63	(0.31)	16.49 (i)	0.04		16.22	(0.32)	(16.24)	—	(16.56)	73.29	18.01	18.21
October 23, 2007* through May 31, 2008	70.00	1.06	3.07	0.02		4.15	(0.52)	—	—	(0.52)	73.63	5.92	6.05

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Utilities
Six Months ended November 30, 2012 (Unaudited)	3.73%	0.95%	(3.61)%	(0.83)%	$2,939	—%
Year ended May 31, 2012(r)	3.55	0.95	(3.51)	(0.91)	3,088	—
Year ended May 31, 2011(r)	2.95	0.95	(2.82)	(0.82)	4,030	—
Year ended May 31, 2010(r)	2.23	0.95	(2.13)	(0.85)	6,656	—
Year ended May 31, 2009(r)	2.21	0.95	(1.20)	0.05	12,318	—
Year ended May 31, 2008(r)	1.43	0.95	2.70	3.18	19,085	—
UltraPro Short Financials
July 10, 2012* through November 30, 2012 (Unaudited)	2.85	0.95	(2.72)	(0.82)	1,459	—
Short MSCI EAFE
Six Months ended November 30, 2012 (Unaudited)	1.04	0.95	(0.93)	(0.84)	156,414	—
Year ended May 31, 2012	1.02	0.95	(0.99)	(0.92)	255,567	—
Year ended May 31, 2011	1.05	0.95	(0.92)	(0.83)	103,751	—
Year ended May 31, 2010	1.15	0.95	(1.05)	(0.85)	164,029	—
Year ended May 31, 2009	1.15	0.95	(0.53)	(0.33)	60,461	—
October 23, 2007* through May 31, 2008	1.90	0.95	1.38	2.33	11,044	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI Emerging Markets
Six Months ended November 30, 2012 (Unaudited)	$32.88	$(0.13)	$(4.21)	$—	(h)	$(4.34)	$—	$—	$—	$—	$28.54	(13.22)%	(13.17)%
Year ended May 31, 2012	29.43	(0.29)	3.73	0.01		3.45	—	—	—	—	32.88	11.73	11.76
Year ended May 31, 2011	40.01	(0.28)	(10.30)	—	(h)	(10.58)	—	—	—	—	29.43	(26.44)	(27.21)
Year ended May 31, 2010	52.10	(0.35)	(11.75)	0.01		(12.09)	—	—	—	—	40.01	(23.21)	(22.70)
Year ended May 31, 2009	69.46	0.03	(9.34)	0.05		(9.26)	(0.44)	(7.66)	—	(8.10)	52.10	(17.55)	(16.71)
October 30, 2007* through May 31, 2008	70.00	0.82	(0.74)	0.01		0.09	(0.63)	—	—	(0.63)	69.46	0.06	(0.59)
Short FTSE China 25
Six Months ended November 30, 2012 (Unaudited)	45.58	(0.18)	(6.73)	—		(6.91)	—	—	—	—	38.67	(15.15)	(15.42)
Year ended May 31, 2012	39.68	(0.40)	6.29 (i)	0.01		5.90	—	—	—	—	45.58	14.85	14.41
Year ended May 31, 2011	50.55	(0.37)	(10.51)	0.01		(10.87)	—	—	—	—	39.68	(21.50)	(21.88)
March 16, 2010* through May 31, 2010	50.00	(0.08)	0.62	0.01		0.55	—	—	—	—	50.55	1.10	2.00
UltraShort MSCI EAFE
Six Months ended November 30, 2012 (Unaudited)	26.61	(0.09)	(8.48)	—	(h)	(8.57)	—	—	—	—	18.04	(32.20)	(32.24)
Year ended May 31, 2012	22.39	(0.23)	4.44	0.01		4.22	—	—	—	—	26.61	18.85	19.09
Year ended May 31, 2011	45.34	(0.25)	(22.71)	0.01		(22.95)	—	—	—	—	22.39	(50.62)	(50.65)
Year ended May 31, 2010	62.45	(0.37)	(16.76)	0.02		(17.11)	—	—	—	—	45.34	(27.40)	(27.48)
Year ended May 31, 2009	74.55	0.05	12.34	0.15		12.54	(0.53)	(24.11)	—	(24.64)	62.45	4.39	4.27
October 23, 2007* through May 31, 2008	70.00	0.97	3.92 (i)	0.07		4.96	(0.41)	—	—	(0.41)	74.55	7.06	7.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Six Months ended November 30, 2012 (Unaudited)	1.00%	0.95%	(0.89)%	(0.84)%	$235,426	—%
Year ended May 31, 2012	1.00	0.95	(0.97)	(0.91)	318,150	—
Year ended May 31, 2011	1.04	0.95	(0.92)	(0.83)	220,730	—
Year ended May 31, 2010	1.05	0.95	(0.96)	(0.86)	303,109	—
Year ended May 31, 2009	1.19	0.95	(0.21)	0.03	54,701	—
October 30, 2007* through May 31, 2008	1.48	0.95	1.35	1.88	52,094	—
Short FTSE China 25
Six Months ended November 30, 2012 (Unaudited)	1.81	0.95	(1.69)	(0.83)	9,668	—
Year ended May 31, 2012	1.81	0.95	(1.77)	(0.91)	11,395	—
Year ended May 31, 2011	1.74	0.95	(1.64)	(0.86)	9,921	—
March 16, 2010* through May 31, 2010	3.41	0.95	(3.27)	(0.81)	7,582	—
UltraShort MSCI EAFE
Six Months ended November 30, 2012 (Unaudited)	1.48	0.95	(1.34)	(0.81)	13,531	—
Year ended May 31, 2012	1.33	0.95	(1.29)	(0.91)	23,949	—
Year ended May 31, 2011	1.46	0.95	(1.32)	(0.81)	15,112	—
Year ended May 31, 2010	1.29	0.95	(1.18)	(0.84)	47,603	—
Year ended May 31, 2009	1.11	0.95	(0.11)	0.05	56,206	—
October 23, 2007* through May 31, 2008	1.20	0.95	1.70	1.95	67,097	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

274 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2012 (Unaudited)	$32.77	$(0.11)	$(8.42)		$0.01	$(8.52)	$—	$—	$—	$—	$24.25	(25.98)%	(26.18)%
Year ended May 31, 2012	28.86	(0.29)	4.19		0.01	3.91	—	—	—	—	32.77	13.52	13.65
Year ended May 31, 2011	55.46	(0.31)	(26.31)		0.02	(26.60)	—	—	—	—	28.86	(47.96)	(48.92)
Year ended May 31, 2010(k)	103.80	(0.55)	(47.83)		0.04	(48.34)	—	—	—	—	55.46	(46.57)	(45.68)
Year ended May 31, 2009(k)	316.77	(0.15)	(193.65)		0.51	(193.29)	(2.69)	(16.99)	—	(19.68)	103.80	(65.89)	(65.53)
October 30, 2007* through May 31, 2008(k)	350.00	4.25	(35.07)		0.30	(30.52)	(2.71)	—	—	(2.71)	316.77	(8.87)	(9.60)
UltraShort MSCI Europe
Six Months ended November 30, 2012 (Unaudited)	46.87	(0.14)	(18.16)		0.01	(18.29)	—	—	—	—	28.58	(39.03)	(39.31)
Year ended May 31, 2012	42.54	(0.40)	4.70		0.03	4.33	—	—	—	—	46.87	10.17	10.21
Year ended May 31, 2011(n)	107.00	(0.54)	(63.96)		0.04	(64.46)	—	—	—	—	42.54	(60.24)	(59.80)
June 16, 2009* through May 31, 2010(n)	160.00	(0.78)	(52.44	)(i)	0.22	(53.00)	—	—	—	—	107.00	(33.13)	(33.75)
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2012 (Unaudited)	49.98	(0.15)	(18.10)		0.01	(18.24)	—	—	—	—	31.74	(36.50)	(35.56)
Year ended May 31, 2012	47.23	(0.45)	3.18		0.02	2.75	—	—	—	—	49.98	5.81	6.94
Year ended May 31, 2011(o)	107.53	(0.49)	(59.83)		0.02	(60.30)	—	—	—	—	47.23	(56.08)	(54.38)
June 16, 2009* through May 31, 2010(o)	200.00	(0.85)	(91.75)		0.13	(92.47)	—	—	—	—	107.53	(46.23)	(48.00)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2012 (Unaudited)	1.06%	0.95%	(0.95)%	(0.83)%	$64,751	—%
Year ended May 31, 2012	1.04	0.95	(1.01)	(0.91)	107,138	—
Year ended May 31, 2011	1.00	0.95	(0.86)	(0.82)	118,187	—
Year ended May 31, 2010(k)	1.05	0.95	(0.95)	(0.85)	231,238	—
Year ended May 31, 2009(k)	1.08	0.95	(0.17)	(0.04)	207,075	—
October 30, 2007* through May 31, 2008(k)	1.01	0.95	1.87	1.93	275,590	—
UltraShort MSCI Europe
Six Months ended November 30, 2012 (Unaudited)	1.05	0.95	(0.90)	(0.80)	101,445	—
Year ended May 31, 2012	1.05	0.95	(1.00)	(0.90)	278,857	—
Year ended May 31, 2011(n)	1.13	0.95	(0.98)	(0.80)	40,409	—
June 16, 2009* through May 31, 2010(n)	1.29	0.95	(1.17)	(0.83)	187,242	—
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2012 (Unaudited)	5.54	0.95	(5.40)	(0.82)	1,587	—
Year ended May 31, 2012	5.43	0.95	(5.39)	(0.91)	2,498	—
Year ended May 31, 2011(o)	5.13	0.95	(5.02)	(0.84)	7,084	—
June 16, 2009* through May 31, 2010(o)	3.01	0.95	(2.90)	(0.84)	3,226	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 275

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Brazil
Six Months ended November 30, 2012 (Unaudited)	$85.41	$(0.31)	$(8.63)	$0.01		$(8.93)	$—	$—	$—	$—	$76.48	(10.45)%	(10.43)%
Year ended May 31, 2012(u)	59.93	(0.62)	26.08	0.02		25.48	—	—	—	—	85.41	42.53	42.28
Year ended May 31, 2011(u)	103.22	(0.61)	(42.70)	0.02		(43.29)	—	—	—	—	59.93	(41.94)	(45.53)
June 16, 2009* through May 31, 2010(u)	240.00	(0.85)	(136.02)	0.09		(136.78)	—	—	—	—	103.22	(57.00)	(54.13)
UltraShort FTSE China 25
Six Months ended November 30, 2012 (Unaudited)	30.13	(0.11)	(8.81)	—	(h)	(8.92)	—	—	—	—	21.21	(29.61)	(29.63)
Year ended May 31, 2012	25.29	(0.26)	5.10	—	(h)	4.84	—	—	—	—	30.13	19.16	18.97
Year ended May 31, 2011	42.18	(0.26)	(16.64)	0.01		(16.89)	—	—	—	—	25.29	(40.04)	(40.00)
Year ended May 31, 2010(k)	68.15	(0.38)	(25.59)	—	(h)	(25.97)	—	—	—	—	42.18	(38.11)	(38.21)
Year ended May 31, 2009(k)	337.84	0.66	(267.53)	0.30		(266.57)	(3.12)	—	—	(3.12)	68.15	(79.69)	(79.68)
November 6, 2007* through May 31, 2008(k)	350.00	4.89	(15.06)	0.41		(9.76)	(2.40)	—	—	(2.40)	337.84	(2.91)	(2.78)
UltraShort MSCI Japan
Six Months ended November 30, 2012 (Unaudited)	38.53	(0.15)	(5.78)	—		(5.93)	—	—	—	—	32.60	(15.39)	(15.30)
Year ended May 31, 2012	35.85	(0.33)	3.00 (i)	0.01		2.68	—	—	—	—	38.53	7.48	7.55
Year ended May 31, 2011	49.17	(0.33)	(13.03)	0.04		(13.32)	—	—	—	—	35.85	(27.10)	(27.33)
Year ended May 31, 2010	58.79	(0.41)	(9.22)	0.01		(9.62)	—	—	—	—	49.17	(16.36)	(16.81)
Year ended May 31, 2009	68.59	0.12	2.56	0.05		2.73	(0.40)	(12.13)	—	(12.53)	58.79	(0.56)	(0.11)
November 6, 2007* through May 31, 2008	70.00	0.95	(1.65)	0.03		(0.67)	(0.74)	—	—	(0.74)	68.59	(1.10)	(0.98)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Brazil
Six Months ended November 30, 2012 (Unaudited)	1.51%	0.95%	(1.40)%	(0.84)%	$17,205	—%
Year ended May 31, 2012(u)	1.66	0.95	(1.62)	(0.90)	19,213	—
Year ended May 31, 2011(u)	1.40	0.95	(1.27)	(0.82)	14,232	—
June 16, 2009* through May 31, 2010(u)	1.51	0.95	(1.40)	(0.84)	42,577	—
UltraShort FTSE China 25
Six Months ended November 30, 2012 (Unaudited)	1.03	0.95	(0.94)	(0.86)	140,943	—
Year ended May 31, 2012	1.03	0.95	(0.99)	(0.91)	204,751	—
Year ended May 31, 2011	1.04	0.95	(0.91)	(0.82)	173,727	—
Year ended May 31, 2010(k)	1.03	0.95	(0.94)	(0.86)	400,477	—
Year ended May 31, 2009(k)	1.02	0.95	0.18	0.25	169,686	—
November 6, 2007* through May 31, 2008(k)	1.05	0.95	2.06	2.16	673,999	—
UltraShort MSCI Japan
Six Months ended November 30, 2012 (Unaudited)	2.15	0.95	(2.05)	(0.85)	9,779	—
Year ended May 31, 2012	1.58	0.95	(1.56)	(0.92)	11,558	—
Year ended May 31, 2011	1.64	0.95	(1.55)	(0.87)	37,639	—
Year ended May 31, 2010	1.95	0.95	(1.85)	(0.85)	14,752	—
Year ended May 31, 2009	1.82	0.95	(0.75)	0.13	13,228	—
November 6, 2007* through May 31, 2008	2.15	0.95	0.93	2.13	20,576	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

276 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Mexico Investable Market
Six Months ended November 30, 2012 (Unaudited)	$45.60	$(0.13)	$(18.06)	$0.01		$(18.18)	$—	$—	$—	$—	$27.42	(39.86)%	(34.49)%
Year ended May 31, 2012	49.32	(0.44)	(3.28)	—		(3.72)	—	—	—	—	45.60	(7.56)	(11.30)
Year ended May 31, 2011(n)	92.39	(0.54)	(42.55)	0.02		(43.07)	—	—	—	—	49.32	(46.62)	(48.66)
June 16, 2009* through May 31, 2010(n)	240.00	(1.07)	(146.65)	0.11		(147.61)	—	—	—	—	92.39	(61.50)	(59.92)
Short 7-10 Year Treasury
Six Months ended November 30, 2012 (Unaudited)	32.70	(0.14)	(0.52)	—	(h)	(0.66)	—	—	—	—	32.04	(2.01)	(2.11)
Year ended May 31, 2012	38.37	(0.32)	(5.35)	—	(h)	(5.67)	—	—	—	—	32.70	(14.76)	(14.71)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(1.57)	—		(1.63)	—	—	—	—	38.37	(4.09)	(3.97)
Short 20+ Year Treasury
Six Months ended November 30, 2012 (Unaudited)	29.00	(0.12)	(0.27)	—	(h)	(0.39)	—	—	—	—	28.61	(1.36)	(0.76)
Year ended May 31, 2012	41.68	(0.31)	(12.37)	—	(h)	(12.68)	—	—	—	—	29.00	(30.42)	(30.68)
Year ended May 31, 2011	45.45	(0.37)	(3.40)	—	(h)	(3.77)	—	—	—	—	41.68	(8.32)	(8.41)
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)	0.01		(4.55)	—	—	—	—	45.45	(9.10)	(8.96)
Short High Yield
Six Months ended November 30, 2012 (Unaudited)	36.44	(0.15)	(3.59)	0.01		(3.73)	—	—	—	—	32.71	(10.23)	(10.25)
Year ended May 31, 2012	38.98	(0.35)	(2.21)	0.02		(2.54)	—	—	—	—	36.44	(6.53)	(6.67)
March 21, 2011* through May 31, 2011	40.00	(0.07)	(0.96)	0.01		(1.02)	—	—	—	—	38.98	(2.55)	(2.55)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Mexico Investable Market
Six Months ended November 30, 2012 (Unaudited)	7.01%	0.95%	(6.89)%	(0.83)%	$1,371	—%
Year ended May 31, 2012	5.64	0.95	(5.60)	(0.90)	2,279	—
Year ended May 31, 2011(n)	4.71	0.95	(4.58)	(0.81)	2,465	—
June 16, 2009* through May 31, 2010(n)	1.98	0.95	(1.88)	(0.85)	3,465	—
Short 7-10 Year Treasury
Six Months ended November 30, 2012 (Unaudited)	1.50	0.95	(1.40)	(0.85)	14,420	—
Year ended May 31, 2012	1.32	0.95	(1.28)	(0.91)	14,716	—
April 4, 2011* through May 31, 2011	3.76	0.95	(3.74)	(0.94)	7,673	—
Short 20+ Year Treasury
Six Months ended November 30, 2012 (Unaudited)	0.95	0.95	(0.83)	(0.83)	793,851	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	848,316	—
Year ended May 31, 2011	0.97	0.95	(0.87)	(0.85)	1,006,624	—
August 18, 2009* through May 31, 2010	1.03	0.95	(0.94)	(0.86)	479,518	—
Short High Yield
Six Months ended November 30, 2012 (Unaudited)	1.20	0.95	(1.10)	(0.85)	47,432	—
Year ended May 31, 2012	1.17	0.95	(1.14)	(0.92)	47,371	—
March 21, 2011* through May 31, 2011	3.66	0.95	(3.64)	(0.93)	9,746	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 277

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Investment Grade Corporate
Six Months ended November 30, 2012 (Unaudited)	$34.31	$(0.14)	$(2.28)	$—	(h)	$(2.42)	$—	$—	$—	$—	$31.89	(7.05)%	(7.01)%
Year ended May 31, 2012	38.55	(0.33)	(3.91)	—	(h)	(4.24)	—	—	—	—	34.31	(11.00)	(10.84)
March 28, 2011* through May 31, 2011	40.00	(0.06)	(1.39)	—	(h)	(1.45)	—	—	—	—	38.55	(3.63)	(3.55)
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2012 (Unaudited)	32.58	(0.14)	(0.66)	—		(0.80)	—	—	—	—	31.78	(2.44)	(2.46)
Year ended May 31, 2012	37.67	(0.31)	(4.78)	—	(h)	(5.09)	—	—	—	—	32.58	(13.52)	(13.79)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(2.28)	0.01		(2.33)	—	—	—	—	37.67	(5.83)	(5.76)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2012 (Unaudited)	28.13	(0.12)	(0.94)	—	(h)	(1.06)	—	—	—	—	27.07	(3.78)	(3.46)
Year ended May 31, 2012	38.69	(0.30)	(10.27)	0.01		(10.56)	—	—	—	—	28.13	(27.30)	(27.47)
Year ended May 31, 2011	46.68	(0.35)	(7.64)	—	(h)	(7.99)	—	—	—	—	38.69	(17.13)	(16.99)
Year ended May 31, 2010	56.61	(0.46)	(9.48)	0.01		(9.93)	—	—	—	—	46.68	(17.56)	(17.60)
Year ended May 31, 2009	72.02	(0.32)	(14.91)	0.03		(15.20)	(0.21)	—	—	(0.21)	56.61	(21.13)	(21.45)
April 29, 2008* through May 31, 2008	70.00	0.06	1.93	0.03		2.02	—	—	—	—	72.02	2.89	3.23

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Investment Grade Corporate
Six Months ended November 30, 2012 (Unaudited)	3.64%	0.95%	(3.53)%	(0.84)%	$4,784	—%
Year ended May 31, 2012	3.07	0.95	(3.03)	(0.91)	3,431	—
March 28, 2011* through May 31, 2011	4.88	0.95	(4.87)	(0.94)	3,855	—
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2012 (Unaudited)	2.73	0.95	(2.62)	(0.84)	4,767	—
Year ended May 31, 2012	2.06	0.95	(2.02)	(0.91)	4,886	—
April 4, 2011* through May 31, 2011	4.99	0.95	(4.97)	(0.93)	3,767	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2012 (Unaudited)	0.97	0.95	(0.86)	(0.83)	296,393	—
Year ended May 31, 2012	0.95	0.95	(0.91)	(0.91)	335,462	—
Year ended May 31, 2011	0.98	0.95	(0.86)	(0.84)	478,837	—
Year ended May 31, 2010	0.99	0.95	(0.90)	(0.86)	367,630	—
Year ended May 31, 2009	1.01	0.95	(0.63)	(0.57)	445,822	—
April 29, 2008* through May 31, 2008	3.55	0.95	(1.66)	0.94	32,410	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

278 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2012 (Unaudited)(x)	$62.25	$(0.25)	$(1.75)		$0.01		$(1.99)	$—	$—	$—	$—	$60.26	(3.21)%	(2.02)%
Year ended May 31, 2012(x)	132.57	(0.79)	(69.55)		0.02		(70.32)	—	—	—	—	62.25	(53.04)	(53.42)
Year ended May 31, 2011(x)	160.53	(1.19)	(26.79)		0.02		(27.96)	—	—	—	—	132.57	(17.44)	(17.65)
Year ended May 31, 2010(x)	209.93	(1.66)	(47.80)		0.06		(49.40)	—	—	—	—	160.53	(23.55)	(23.48)
Year ended May 31, 2009(x)	289.34	(1.35)	(77.53	)(i)	0.13		(78.75)	(0.66)	—	—	(0.66)	209.93	(27.25)	(27.43)
April 29, 2008* through May 31, 2008(x)	280.00	0.20	8.97		0.17		9.34	—	—	—	—	289.34	3.34	3.89
UltraShort TIPS
Six Months ended November 30, 2012 (Unaudited)	26.95	(0.11)	(1.56)		—		(1.67)	—	—	—	—	25.28	(6.20)	(5.90)
Year ended May 31, 2012	35.17	(0.27)	(7.96)		0.01		(8.22)	—	—	—	—	26.95	(23.38)	(22.91)
February 9, 2011* through May 31, 2011	40.00	(0.10)	(4.73)		—	(h)	(4.83)	—	—	—	—	35.17	(12.08)	(12.05)
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2012 (Unaudited)	17.03	(0.07)	(0.90)		0.01		(0.96)	—	—	—	—	16.07	(5.66)	(4.15)
March 27, 2012* through May 31, 2012	25.00	(0.03)	(7.96)		0.02		(7.97)	—	—	—	—	17.03	(31.88)	(32.44)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2012 (Unaudited)(x)	0.93%	0.93%	(0.80)%	(0.80)%	$2,898,714	—%
Year ended May 31, 2012(x)	0.92	0.92	(0.88)	(0.88)	3,174,818	—
Year ended May 31, 2011(x)	0.93	0.93	(0.82)	(0.82)	5,806,617	—
Year ended May 31, 2010(x)	0.95	0.95	(0.87)	(0.87)	5,158,951	—
Year ended May 31, 2009(x)	0.97	0.95	(0.73)	(0.71)	4,058,210	—
April 29, 2008* through May 31, 2008(x)	2.37	0.95	(0.62)	0.80	92,227	—
UltraShort TIPS
Six Months ended November 30, 2012 (Unaudited)	3.13	0.95	(3.02)	(0.84)	3,792	—
Year ended May 31, 2012	3.10	0.95	(3.06)	(0.91)	4,042	—
February 9, 2011* through May 31, 2011	3.36	0.95	(3.32)	(0.91)	3,517	—
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2012 (Unaudited)	1.24	0.95	(1.12)	(0.83)	21,689	—
March 27, 2012* through May 31, 2012	5.49	0.95	(5.39)	(0.85)	5,109	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 279

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell3000
Six Months ended November 30, 2012 (Unaudited)	$79.36	$(0.25)	$14.11		$—		$13.86	$—	$—	$—	$—	$93.22	17.46%	16.04%
Year ended May 31, 2012	88.91	(0.31)	(9.27	)(i)	0.03		(9.55)	—	—	—	—	79.36	(10.75)	(7.89)
Year ended May 31, 2011	57.52	(0.09)	31.61		0.02		31.54	(0.15)	—	—	(0.15)	88.91	54.93	51.67
June 30, 2009* through May 31, 2010	40.00	0.44	17.29		0.03		17.76	(0.24)	—	—	(0.24)	57.52	44.37	44.50
Ultra S&P500®
Six Months ended November 30, 2012 (Unaudited)	50.66	0.16	8.74		—		8.90	(0.18)	—	—	(0.18)	59.38	17.56	16.74
Year ended May 31, 2012	54.98	0.28	(4.34)		0.01		(4.05)	(0.27)	—	—	(0.27)	50.66	(7.35)	(6.95)
Year ended May 31, 2011	36.25	0.30	18.76		—	(h)	19.06	(0.33)	—	—	(0.33)	54.98	52.87	52.94
Year ended May 31, 2010	26.21	0.29	10.09		0.01		10.39	(0.34)	—	(0.01)	(0.35)	36.25	39.73	38.68
Year ended May 31, 2009	73.99	0.43	(47.71)		0.01		(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)
Year ended May 31, 2008	98.42	1.06	(21.20)		0.03		(20.11)	(1.04)	(3.28)	—	(4.32)	73.99	(20.88)	(21.07)
Ultra QQQ®
Six Months ended November 30, 2012 (Unaudited)	49.81	0.11	5.81		—		5.92	—	—	—	—	55.73	11.87	11.65
Year ended May 31, 2012(s)	46.18	(0.18)	3.80		0.01		3.63	—	—	—	—	49.81	7.87	7.89
Year ended May 31, 2011(s)	28.90	(0.14)	17.41		0.01		17.28	—	—	—	—	46.18	59.76	59.98
Year ended May 31, 2010(s)	18.06	(0.11)	10.94		0.01		10.84	—	—	—	—	28.90	60.09	60.08
Year ended May 31, 2009(s)	45.21	(0.04)	(27.09)		—	(h)	(27.13)	—	—	(0.02)	(0.02)	18.06	(60.05)	(60.09)
Year ended May 31, 2008(s)	47.29	0.07	0.38		0.02		0.47	(0.04)	(2.51)	—	(2.55)	45.21	0.57	0.52

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell3000
Six Months ended November 30, 2012 (Unaudited)	7.87%	0.95%	(7.47)%	(0.55)%	$4,661	71%
Year ended May 31, 2012	6.85	0.95	(6.30)	(0.41)	3,968	75
Year ended May 31, 2011	3.70	0.95	(2.88)	(0.13)	8,891	42
June 30, 2009* through May 31, 2010	4.17	0.95	(2.37)	0.85	5,752	8
Ultra S&P500®
Six Months ended November 30, 2012 (Unaudited)	0.92	0.92	0.56	0.56	1,206,910	2
Year ended May 31, 2012	0.91	0.91	0.57	0.57	1,276,642	3
Year ended May 31, 2011	0.92	0.92	0.67	0.67	1,661,717	4
Year ended May 31, 2010	0.92	0.92	0.84	0.84	1,642,205	57
Year ended May 31, 2009	0.95	0.95	1.68	1.68	2,398,029	77
Year ended May 31, 2008	0.98	0.95	1.34	1.37	904,503	18
Ultra QQQ®
Six Months ended November 30, 2012 (Unaudited)	1.03	0.95	0.32	0.40	681,247	4
Year ended May 31, 2012(s)	1.01	0.95	(0.47)	(0.41)	646,297	6
Year ended May 31, 2011(s)	1.03	0.95	(0.45)	(0.37)	768,865	23
Year ended May 31, 2010(s)	1.03	0.95	(0.50)	(0.42)	789,059	32
Year ended May 31, 2009(s)	1.03	0.95	(0.29)	(0.20)	1,080,608	73
Year ended May 31, 2008(s)	1.04	0.95	0.06	0.15	908,687	39

*  Commencement of investment operations.

See accompanying notes to the financial statements.

280 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Dow30SM
Six Months ended November 30, 2012 (Unaudited)	$62.45	$0.14	$7.19		$—		$7.33	$(0.08)	$—	$—	$(0.08)	$69.70	11.72%	11.58%
Year ended May 31, 2012	64.78	0.24	(2.29	)(i)	0.01		(2.04)	(0.29)	—	—	(0.29)	62.45	(3.12)	(3.09)
Year ended May 31, 2011	41.60	0.25	23.22		0.01		23.48	(0.30)	—	—	(0.30)	64.78	56.67	56.58
Year ended May 31, 2010	29.21	0.41	12.49		0.01		12.91	(0.52)	—	—	(0.52)	41.60	44.49	43.08
Year ended May 31, 2009	75.75	0.72	(46.46)		0.02		(45.72)	(0.82)	—	—	(0.82)	29.21	(60.66)	(60.22)
Year ended May 31, 2008	97.22	1.43	(18.05)		0.03		(16.59)	(1.32)	(3.56)	—	(4.88)	75.75	(17.59)	(17.61)
Ultra MidCap400
Six Months ended November 30, 2012 (Unaudited)	61.24	0.07	9.85		—		9.92	—	—	—	—	71.16	16.21	16.11
Year ended May 31, 2012	76.74	(0.14)	(15.38)		0.02		(15.50)	—	—	—	—	61.24	(20.20)	(20.35)
Year ended May 31, 2011	45.55	(0.10)	31.30		—	(h)	31.20	(0.01)	—	—	(0.01)	76.74	68.51	68.78
Year ended May 31, 2010	26.82	0.04	18.79		0.01		18.84	(0.05)	—	(0.06)	(0.11)	45.55	70.39	69.69
Year ended May 31, 2009	80.92	0.21	(53.99)		0.01		(53.77)	(0.33)	—	—	(0.33)	26.82	(66.62)	(66.55)
Year ended May 31, 2008	99.03	0.58	(14.44)		0.01		(13.85)	(0.54)	(3.72)	—	(4.26)	80.92	(13.85)	(13.82)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Dow30SM
Six Months ended November 30, 2012 (Unaudited)	1.02%	0.95%	0.32%	0.40%	$209,104	3%
Year ended May 31, 2012	0.99	0.95	0.37	0.40	206,097	—	(j)
Year ended May 31, 2011	1.00	0.95	0.43	0.48	340,085	—	(j)
Year ended May 31, 2010	0.99	0.95	1.02	1.06	333,813	30
Year ended May 31, 2009	0.99	0.95	2.22	2.26	602,468	73
Year ended May 31, 2008	1.02	0.95	1.69	1.76	301,090	64
Ultra MidCap400
Six Months ended November 30, 2012 (Unaudited)	0.97	0.95	0.20	0.21	597,766	53
Year ended May 31, 2012	1.00	0.95	(0.27)	(0.22)	78,077	143
Year ended May 31, 2011	1.07	0.95	(0.30)	(0.17)	166,912	12
Year ended May 31, 2010	1.06	0.95	(0.01)	0.10	116,151	51
Year ended May 31, 2009	1.18	0.95	0.48	0.71	158,895	167
Year ended May 31, 2008	1.25	0.95	0.41	0.71	133,524	56

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 281

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000
Six Months ended November 30, 2012 (Unaudited)	$36.77	$(0.03)	$5.87 (i)	$—		$5.84	$—	$—	$—	$—	$42.61	15.90%	16.35%
Year ended May 31, 2012	49.69	(0.04)	(12.88)	0.01		(12.91)	(0.01)	—	—	(0.01)	36.77	(25.98)	(26.20)
Year ended May 31, 2011	31.27	(0.06)	18.49	—	(h)	18.43	(0.01)	—	—	(0.01)	49.69	58.90	58.99
Year ended May 31, 2010	18.76	— (h)	12.54	0.01		12.55	— (h)	—	(0.04)	(0.04)	31.27	66.93	67.40
Year ended May 31, 2009	55.88	0.14	(37.07)	0.01		(36.92)	(0.20)	—	—	(0.20)	18.76	(66.18)	(66.31)
Year ended May 31, 2008	79.77	0.36	(22.76)	0.03		(22.37)	(0.65)	(0.87)	—	(1.52)	55.88	(28.28)	(28.48)
Ultra SmallCap600
Six Months ended November 30, 2012 (Unaudited)	44.45	(0.09)	7.12	—		7.03	(0.01)	—	—	(0.01)	51.47	15.81	16.31
Year ended May 31, 2012	54.44	(0.04)	(9.93)	—	(h)	(9.97)	(0.02)	—	—	(0.02)	44.45	(18.33)	(18.47)
Year ended May 31, 2011	34.34	(0.04)	20.15	—	(h)	20.11	(0.01)	—	—	(0.01)	54.44	58.61	58.34
Year ended May 31, 2010	20.21	(0.02)	14.18	—	(h)	14.16	(0.01)	—	(0.02)	(0.03)	34.34	70.13	70.23
Year ended May 31, 2009	58.20	0.14	(37.99)	0.01		(37.84)	(0.15)	—	—	(0.15)	20.21	(65.10)	(65.02)
Year ended May 31, 2008	82.62	0.33	(21.49)	0.01		(21.15)	(0.63)	(2.64)	—	(3.27)	58.20	(25.80)	(26.27)
UltraPro S&P500®
Six Months ended November 30, 2012 (Unaudited)	68.43	0.07	17.57	—		17.64	(0.03)	—	—	(0.03)	86.04	25.78	25.54
Year ended May 31, 2012	83.31	0.14	(15.02)	0.03		(14.85)	(0.03)	—	—	(0.03)	68.43	(17.80)	(17.78)
Year ended May 31, 2011(q)	45.67	0.06	37.66	0.02		37.74	(0.10)	—	—	(0.10)	83.31	82.78	83.01
June 23, 2009* through May 31, 2010(q)	26.67	0.25	18.81	0.02		19.08	(0.08)	—	—	(0.08)	45.67	71.53	71.23

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000
Six Months ended November 30, 2012 (Unaudited)	1.12%	0.95%	(0.33)%	(0.16)%	$156,589	152%
Year ended May 31, 2012	1.22	0.95	(0.37)	(0.09)	154,414	29
Year ended May 31, 2011	1.16	0.95	(0.37)	(0.16)	272,027	43
Year ended May 31, 2010	1.21	0.95	(0.27)	(0.01)	264,982	98
Year ended May 31, 2009	1.30	0.95	0.34	0.69	303,990	205
Year ended May 31, 2008	1.49	0.95	0.11	0.65	113,165	48
Ultra SmallCap600
Six Months ended November 30, 2012 (Unaudited)	1.75	0.95	(1.15)	(0.36)	19,300	9
Year ended May 31, 2012	1.27	0.95	(0.42)	(0.10)	23,337	13
Year ended May 31, 2011	1.32	0.95	(0.47)	(0.10)	49,000	12
Year ended May 31, 2010	1.24	0.95	(0.34)	(0.06)	54,089	48
Year ended May 31, 2009	1.62	0.95	(0.07)	0.60	54,565	182
Year ended May 31, 2008	2.10	0.95	(0.61)	0.54	21,824	45
UltraPro S&P500®
Six Months ended November 30, 2012 (Unaudited)	1.02	0.95	0.10	0.18	352,769	25
Year ended May 31, 2012	1.00	0.95	0.17	0.22	273,721	90
Year ended May 31, 2011(q)	1.03	0.95	0.01	0.10	270,748	70
June 23, 2009* through May 31, 2010(q)	1.27	0.95	0.24	0.56	137,017	69

*  Commencement of investment operations.

See accompanying notes to the financial statements.

282 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro QQQ®
Six Months ended November 30, 2012 (Unaudited)	$45.52	$(0.04)	$7.38		$—		$7.34	$—	$—	$—	$—	$52.86	16.13%	15.92%
Year ended May 31, 2012(s)	44.11	(0.15)	1.54		0.02		1.41	—	—	—	—	45.52	3.18	3.00
Year ended May 31, 2011(p)(s)	22.72	(0.13)	21.51		0.01		21.39	—	—	—	—	44.11	94.21	94.24
February 9, 2010* through May 31, 2010(p)(s)	20.00	(0.02)	2.74	(i)	—	(h)	2.72	—	—	—	—	22.72	13.59	13.81
UltraPro Dow30SM
Six Months ended November 30, 2012 (Unaudited)	46.05	— (h)	7.71		—		7.71	(0.05)	—	—	(0.05)	53.71	16.76	16.50
Year ended May 31, 2012(t)	51.66	0.21	(5.61	)(i)	0.01		(5.39)	(0.22)	—	—	(0.22)	46.05	(10.46)	(10.36)
Year ended May 31, 2011(t)	27.16	0.17	24.45		0.01		24.63	(0.13)	—	—	(0.13)	51.66	90.95	90.97
February 9, 2010* through May 31, 2010(t)	26.67	0.05	0.45	(i)	—	(h)	0.50	(0.01)	—	—	(0.01)	27.16	1.86	1.75
UltraPro MidCap400
Six Months ended November 30, 2012 (Unaudited)	64.99	(0.09)	15.07		—		14.98	—	—	—	—	79.97	23.04	23.04
Year ended May 31, 2012	103.15	(0.30)	(37.88)		0.02		(38.16)	—	—	—	—	64.99	(36.99)	(37.05)
Year ended May 31, 2011(p)	49.54	(0.15)	53.79		—	(h)	53.64	—	—	(0.03)	(0.03)	103.15	108.32	107.99
February 9, 2010* through May 31, 2010(p)	40.00	—	9.55		—	(h)	9.55	(0.01)	—	—	(0.01)	49.54	23.88	24.00

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro QQQ®
Six Months ended November 30, 2012 (Unaudited)	1.07%	0.95%	(0.29)%	(0.16)%	$306,596	26%
Year ended May 31, 2012(s)	1.08	0.95	(0.49)	(0.36)	193,446	21
Year ended May 31, 2011(p)(s)	1.15	0.95	(0.58)	(0.38)	132,342	31
February 9, 2010* through May 31, 2010(p)(s)	1.64	0.95	(0.89)	(0.20)	45,433	55
UltraPro Dow30SM
Six Months ended November 30, 2012 (Unaudited)	1.22	0.95	(0.28)	(0.01)	59,085	7
Year ended May 31, 2012(t)	1.12	0.95	0.30	0.47	43,743	29
Year ended May 31, 2011(t)	1.32	0.95	0.06	0.43	46,495	—	(j)
February 9, 2010* through May 31, 2010(t)	1.85	0.95	(0.36)	0.54	12,221	44
UltraPro MidCap400
Six Months ended November 30, 2012 (Unaudited)	1.53	0.95	(0.84)	(0.26)	23,991	49
Year ended May 31, 2012	1.40	0.95	(0.89)	(0.45)	22,748	115
Year ended May 31, 2011(p)	1.27	0.95	(0.54)	(0.22)	46,415	35
February 9, 2010* through May 31, 2010(p)	2.18	0.95	(1.25)	(0.02)	19,818	55

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 283

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Russell2000
Six Months ended November 30, 2012 (Unaudited)	$52.75	$(0.10)	$11.95	$—		$11.85	$(0.01)	$—	$—	$(0.01)	$64.59	22.46%	22.82%
Year ended May 31, 2012	97.41	(0.05)	(44.62)	0.01		(44.66)	— (h)	—	—	— (h)	52.75	(45.84)	(46.07)
Year ended May 31, 2011(p)	52.21	(0.21)	45.39	0.02		45.20	—	—	—	—	97.41	86.57	86.53
February 9, 2010* through May 31, 2010(p)	40.00	(0.05)	12.26	—		12.21	—	—	—	—	52.21	30.53	30.64
Ultra Russell1000 Value
Six Months ended November 30, 2012 (Unaudited)	28.59	0.03	6.11	—		6.14	(0.04)	—	—	(0.04)	34.69	21.44	20.53
Year ended May 31, 2012	33.56	0.11	(4.97)	—	(h)	(4.86)	(0.11)	—	—	(0.11)	28.59	(14.45)	(13.20)
Year ended May 31, 2011	22.77	0.18	10.80	—	(h)	10.98	(0.19)	—	—	(0.19)	33.56	48.45	45.83
Year ended May 31, 2010	16.07	0.19	6.73	—	(h)	6.92	(0.22)	—	—	(0.22)	22.77	43.23	43.48
Year ended May 31, 2009	51.92	0.41	(35.73)	0.01		(35.31)	(0.54)	—	—	(0.54)	16.07	(68.39)	(68.15)
Year ended May 31, 2008	75.96	1.16	(23.81)	—		(22.65)	(1.39)	—	—	(1.39)	51.92	(30.10)	(30.02)
Ultra Russell1000 Growth
Six Months ended November 30, 2012 (Unaudited)	56.28	0.03	7.67	—		7.70	—	—	—	—	63.98	13.69	11.81
Year ended May 31, 2012	58.68	0.02	(2.35)	—	(h)	(2.33)	(0.07)	—	—	(0.07)	56.28	(3.99)	(2.12)
Year ended May 31, 2011	36.40	0.06	22.30	—	(h)	22.36	(0.08)	—	—	(0.08)	58.68	61.51	59.72
Year ended May 31, 2010	25.84	0.22	10.63	—	(h)	10.85	(0.28)	—	(0.01)	(0.29)	36.40	42.02	44.11
Year ended May 31, 2009	66.57	0.23	(40.72)	0.01		(40.48)	(0.22)	—	(0.03)	(0.25)	25.84	(60.90)	(61.15)
Year ended May 31, 2008	75.80	0.45	(7.08)	0.02		(6.61)	(0.58)	(2.04)	—	(2.62)	66.57	(8.94)	(9.25)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Russell2000
Six Months ended November 30, 2012 (Unaudited)	1.47%	0.95%	(0.86)%	(0.34)%	$80,738	29%
Year ended May 31, 2012	1.39	0.95	(0.53)	(0.09)	84,407	93
Year ended May 31, 2011(p)	1.54	0.95	(0.89)	(0.30)	73,060	116
February 9, 2010* through May 31, 2010(p)	3.03	0.95	(2.36)	(0.27)	15,662	3
Ultra Russell1000 Value
Six Months ended November 30, 2012 (Unaudited)	4.30	0.95	(3.18)	0.17	5,203	9
Year ended May 31, 2012	3.10	0.95	(1.75)	0.40	6,434	43
Year ended May 31, 2011	1.94	0.95	(0.31)	0.68	15,100	30
Year ended May 31, 2010	1.87	0.95	(0.04)	0.88	13,660	68
Year ended May 31, 2009	2.67	0.95	0.66	2.38	20,484	163
Year ended May 31, 2008	2.06	0.95	0.81	1.92	7,789	36
Ultra Russell1000 Growth
Six Months ended November 30, 2012 (Unaudited)	2.00	0.95	(0.95)	0.10	14,396	14
Year ended May 31, 2012	1.86	0.95	(0.87)	0.04	12,662	20
Year ended May 31, 2011	1.84	0.95	(0.77)	0.12	17,604	59
Year ended May 31, 2010	1.51	0.95	0.09	0.65	13,649	53
Year ended May 31, 2009	1.93	0.95	(0.17)	0.81	29,072	138
Year ended May 31, 2008	1.56	0.95	0.06	0.67	39,944	33

*  Commencement of investment operations.

See accompanying notes to the financial statements.

284 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Value
Six Months ended November 30, 2012 (Unaudited)	$34.22	$(0.03)	$7.18	$—		$7.15	$—	$—	$—	$—	$41.37	20.89%	16.62%
Year ended May 31, 2012	42.67	0.09	(8.45)	—	(h)	(8.36)	(0.09)	—	—	(0.09)	34.22	(19.62)	(19.78)
Year ended May 31, 2011	26.83	(0.02)	15.92	—	(h)	15.90	(0.06)	—	—	(0.06)	42.67	59.36	57.88
Year ended May 31, 2010	15.31	0.18	11.55	—	(h)	11.73	(0.20)	—	(0.01)	(0.21)	26.83	77.01	77.99
Year ended May 31, 2009	52.21	0.30	(36.82)	0.01		(36.51)	(0.39)	—	—	(0.39)	15.31	(70.21)	(70.11)
Year ended May 31, 2008	74.99	0.81	(22.39)	0.01		(21.57)	(1.21)	—	—	(1.21)	52.21	(28.91)	(29.08)
Ultra Russell MidCap Growth
Six Months ended November 30, 2012 (Unaudited)	46.67	(0.13)	5.98	—		5.85	—	—	—	—	52.52	12.55	10.21
Year ended May 31, 2012	58.41	(0.25)	(11.50)	0.01		(11.74)	—	—	—	—	46.67	(20.10)	(18.45)
Year ended May 31, 2011	32.98	(0.16)	25.59	—	(h)	25.43	—	—	—	—	58.41	77.11	76.30
Year ended May 31, 2010	20.61	— (h)	12.40	—	(h)	12.40	(0.02)	—	(0.01)	(0.03)	32.98	60.20	60.03
Year ended May 31, 2009	65.61	0.07	(45.00)	—	(h)	(44.93)	(0.07)	—	—	(0.07)	20.61	(68.49)	(68.40)
Year ended May 31, 2008	76.27	0.25	(8.57)	0.03		(8.29)	(0.34)	(2.03)	—	(2.37)	65.61	(10.93)	(10.89)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Value
Six Months ended November 30, 2012 (Unaudited)	3.46%	0.95%	(2.64)%	(0.13)%	$6,206	52%
Year ended May 31, 2012	3.17	0.95	(1.96)	0.26	5,134	30
Year ended May 31, 2011	2.82	0.95	(1.94)	(0.07)	9,602	92
Year ended May 31, 2010	1.77	0.95	(0.03)	0.80	12,073	45
Year ended May 31, 2009	3.77	0.95	(0.95)	1.87	13,777	140
Year ended May 31, 2008	2.44	0.95	(0.10)	1.39	3,916	59
Ultra Russell MidCap Growth
Six Months ended November 30, 2012 (Unaudited)	2.58	0.95	(2.14)	(0.51)	7,878	33
Year ended May 31, 2012	2.07	0.95	(1.65)	(0.53)	10,500	39
Year ended May 31, 2011	2.03	0.95	(1.45)	(0.37)	17,523	73
Year ended May 31, 2010	1.75	0.95	(0.82)	(0.02)	14,842	48
Year ended May 31, 2009	2.54	0.95	(1.28)	0.31	15,460	153
Year ended May 31, 2008	1.95	0.95	(0.62)	0.38	19,682	132

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 285

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000 Value
Six Months ended November 30, 2012 (Unaudited)	$26.13	$0.02	$4.61	$—		$4.63	$(0.01)	$—	$—	$(0.01)	$30.75	17.70%	19.91%
Year ended May 31, 2012	35.15	0.06	(9.01)	—	(h)	(8.95)	(0.07)	—	—	(0.07)	26.13	(25.47)	(25.61)
Year ended May 31, 2011	24.85	0.05	10.36	—	(h)	10.41	(0.11)	—	—	(0.11)	35.15	42.00	39.76
Year ended May 31, 2010	14.47	0.10	10.40	—	(h)	10.50	(0.12)	—	—	(0.12)	24.85	72.89	74.04
Year ended May 31, 2009	44.79	0.25	(30.24)	0.01		(29.98)	(0.34)	—	—	(0.34)	14.47	(67.25)	(67.52)
Year ended May 31, 2008	70.79	0.63	(25.70)	—	(h)	(25.07)	(0.93)	—	—	(0.93)	44.79	(35.68)	(35.19)
Ultra Russell2000 Growth
Six Months ended November 30, 2012 (Unaudited)	41.84	(0.10)	5.61	—		5.51	—	—	—	—	47.35	13.17	12.71
Year ended May 31, 2012	57.95	(0.25)	(15.87)	0.01		(16.11)	—	—	—	—	41.84	(27.80)	(27.76)
Year ended May 31, 2011	32.97	(0.21)	25.19	—		24.98	—	—	—	—	57.95	75.71	75.26
Year ended May 31, 2010	20.61	(0.12)	12.48	—	(h)	12.36	—	—	—	—	32.97	59.97	61.15
Year ended May 31, 2009	58.31	— (h)	(37.69)	0.01		(37.68)	(0.02)	—	—	(0.02)	20.61	(64.62)	(64.85)
Year ended May 31, 2008	74.06	0.18	(15.03)	—	(h)	(14.85)	(0.29)	(0.61)	—	(0.90)	58.31	(20.16)	(18.93)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000 Value
Six Months ended November 30, 2012 (Unaudited)	3.43%	0.95%	(2.32)%	0.16%	$9,224	21%
Year ended May 31, 2012	2.69	0.95	(1.51)	0.23	7,840	36
Year ended May 31, 2011	1.68	0.95	(0.54)	0.19	18,454	37
Year ended May 31, 2010	2.12	0.95	(0.69)	0.48	20,502	70
Year ended May 31, 2009	3.88	0.95	(1.63)	1.30	18,448	175
Year ended May 31, 2008	2.90	0.95	(0.66)	1.29	10,078	84
Ultra Russell2000 Growth
Six Months ended November 30, 2012 (Unaudited)	2.82	0.95	(2.30)	(0.44)	10,654	21
Year ended May 31, 2012	1.96	0.95	(1.58)	(0.57)	12,552	80
Year ended May 31, 2011	1.54	0.95	(1.07)	(0.48)	34,773	36
Year ended May 31, 2010	1.80	0.95	(1.27)	(0.43)	19,785	60
Year ended May 31, 2009	3.23	0.95	(2.29)	— (m)	23,183	189
Year ended May 31, 2008	2.59	0.95	(1.35)	0.30	13,120	72
See accompanying notes to the financial statements.

286 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Six Months ended November 30, 2012 (Unaudited)	$30.02	$0.19	$4.06		$—		$4.25	$(0.03)	$—	$—	$(0.03)	$34.24	14.20%	14.22%
Year ended May 31, 2012	54.30	0.13	(24.36)		—	(h)	(24.23)	(0.05)	—	—	(0.05)	30.02	(44.65)	(44.72)
Year ended May 31, 2011	29.38	(0.11)	25.05		0.01		24.95	(0.03)	—	—	(0.03)	54.30	85.03	84.40
Year ended May 31, 2010	19.87	0.14	9.51	(i)	0.01		9.66	(0.15)	—	—	(0.15)	29.38	48.75	49.56
Year ended May 31, 2009	104.14	0.26	(84.16	)(i)	0.01		(83.89)	(0.38)	—	—	(0.38)	19.87	(80.67)	(80.65)
Year ended May 31, 2008	91.28	1.10	24.52		0.04		25.66	(1.13)	(11.67)	—	(12.80)	104.14	31.61	31.03
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2012 (Unaudited)(w)	47.55	(0.13)	11.86		—		11.73	—	—	—	—	59.28	24.67	24.63
Year ended May 31, 2012(w)	40.44	(0.27)	7.37	(i)	0.01		7.11	—	—	—	—	47.55	17.59	17.84
Year ended May 31, 2011(w)	23.00	(0.12)	17.60		0.01		17.49	(0.02)	—	(0.03)	(0.05)	40.44	76.12	74.60
April 7, 2010* through May 31, 2010(w)	30.00	(0.03)	(6.98)		0.01		(7.00)	—	—	—	—	23.00	(23.33)	(22.55)
Ultra Consumer Goods
Six Months ended November 30, 2012 (Unaudited)	85.38	0.22	13.56		—		13.78	(0.22)	—	—	(0.22)	98.94	16.18	14.94
Year ended May 31, 2012	83.28	0.44	1.88		—	(h)	2.32	(0.22)	—	—	(0.22)	85.38	2.78	3.65
Year ended May 31, 2011	50.42	0.44	32.83		0.01		33.28	(0.42)	—	—	(0.42)	83.28	66.45	65.87
Year ended May 31, 2010	35.37	0.72	15.00		—	(h)	15.72	(0.67)	—	—	(0.67)	50.42	44.58	44.24
Year ended May 31, 2009	65.69	0.69	(30.25)		0.01		(29.55)	(0.77)	—	—	(0.77)	35.37	(45.19)	(45.15)
Year ended May 31, 2008	76.71	1.10	(10.07)		0.02		(8.95)	(1.51)	(0.56)	—	(2.07)	65.69	(11.90)	(8.65)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2012 (Unaudited)	1.04%	0.95%	1.07%	1.16%	$161,798	10%
Year ended May 31, 2012	1.00	0.95	0.29	0.34	157,581	28
Year ended May 31, 2011	1.00	0.95	(0.31)	(0.26)	350,206	6
Year ended May 31, 2010	1.00	0.95	0.46	0.50	315,088	93
Year ended May 31, 2009	1.05	0.95	1.70	1.80	466,528	246
Year ended May 31, 2008	1.42	0.95	0.73	1.20	31,241	46
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2012 (Unaudited)(w)	1.44	0.95	(0.94)	(0.45)	29,641	14
Year ended May 31, 2012(w)	1.66	0.95	(1.43)	(0.72)	23,776	39
Year ended May 31, 2011(w)	1.92	0.95	(1.39)	(0.42)	20,220	8
April 7, 2010* through May 31, 2010(w)	4.38	0.95	(4.16)	(0.73)	4,600	5
Ultra Consumer Goods
Six Months ended November 30, 2012 (Unaudited)	1.83	0.95	(0.41)	0.48	14,841	43
Year ended May 31, 2012	1.97	0.95	(0.46)	0.56	12,806	3
Year ended May 31, 2011	1.63	0.95	0.03	0.71	18,738	6
Year ended May 31, 2010	1.44	0.95	1.00	1.48	26,470	24
Year ended May 31, 2009	2.22	0.95	0.60	1.87	15,918	86
Year ended May 31, 2008	2.03	0.95	0.51	1.59	9,853	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 287

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Services
Six Months ended November 30, 2012 (Unaudited)	$64.09	$0.01	$14.88	$—		$14.89	$—	$—	$—	$—	$78.98	23.24%	23.01%
Year ended May 31, 2012	58.07	(0.14)	6.16	—	(h)	6.02	—	—	—	—	64.09	10.37	10.92
Year ended May 31, 2011	38.03	(0.07)	20.14	—	(h)	20.07	(0.03)	—	—	(0.03)	58.07	52.83	51.70
Year ended May 31, 2010	21.79	0.10	16.25	—	(h)	16.35	(0.09)	—	(0.02)	(0.11)	38.03	75.17	75.95
Year ended May 31, 2009	49.21	0.17	(27.43)	0.01		(27.25)	(0.17)	—	—	(0.17)	21.79	(55.40)	(55.71)
Year ended May 31, 2008	73.35	0.36	(23.84)	—		(23.48)	(0.66)	—	—	(0.66)	49.21	(32.18)	(30.90)
Ultra Financials
Six Months ended November 30, 2012 (Unaudited)	51.17	0.23	11.99	—		12.22	(0.20)	—	—	(0.20)	63.19	23.92	23.80
Year ended May 31, 2012	67.22	0.28	(16.08)	—	(h)	(15.80)	(0.25)	—	—	(0.25)	51.17	(23.49)	(23.49)
Year ended May 31, 2011	57.22	0.06	9.99	—	(h)	10.05	(0.05)	—	—	(0.05)	67.22	17.56	17.42
Year ended May 31, 2010(l)	41.27	0.14	16.08 (i)	0.01		16.23	(0.15)	—	(0.13)	(0.28)	57.22	39.34	40.17
Year ended May 31, 2009(l)	297.57	1.19	(255.11)	0.02		(253.90)	(2.40)	—	—	(2.40)	41.27	(85.83)	(85.83)
Year ended May 31, 2008(l)	719.00	6.98	(417.41)	0.27		(410.16)	(11.27)	—	—	(11.27)	297.57	(57.74)	(58.00)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Six Months ended November 30, 2012 (Unaudited)	2.19%	0.95%	(1.22)%	0.02%	$11,847	25%
Year ended May 31, 2012	2.37	0.95	(1.68)	(0.26)	9,613	163
Year ended May 31, 2011	1.96	0.95	(1.18)	(0.17)	13,065	4
Year ended May 31, 2010	1.84	0.95	(0.57)	0.31	19,964	42
Year ended May 31, 2009	3.18	0.95	(1.46)	0.77	11,440	110
Year ended May 31, 2008	3.04	0.95	(1.46)	0.63	3,691	10
Ultra Financials
Six Months ended November 30, 2012 (Unaudited)	0.97	0.95	0.75	0.78	736,759	7
Year ended May 31, 2012	0.96	0.95	0.53	0.54	711,696	26
Year ended May 31, 2011	0.95	0.95	0.09	0.09	1,192,045	8
Year ended May 31, 2010(l)	0.96	0.95	0.25	0.26	1,426,753	32
Year ended May 31, 2009(l)	0.98	0.95	2.23	2.26	2,517,915	238
Year ended May 31, 2008(l)	1.04	0.95	1.98	2.07	1,055,642	15

See accompanying notes to the financial statements.

288 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Six Months ended November 30, 2012 (Unaudited)	$67.63	$0.26	$16.93	$—		$17.19	$(0.21)	$—	$—	$(0.21)	$84.61	25.43%	24.59%
Year ended May 31, 2012	68.63	0.42	(0.99)	—	(h)	(0.57)	(0.43)	—	—	(0.43)	67.63	(0.76)	(0.01)
Year ended May 31, 2011	43.22	0.42	25.43	—	(h)	25.85	(0.44)	—	—	(0.44)	68.63	60.20	58.70
Year ended May 31, 2010	34.15	0.59	9.16	0.01		9.76	(0.67)	—	(0.02)	(0.69)	43.22	28.42	30.57
Year ended May 31, 2009	58.11	0.44	(23.96)	—	(h)	(23.52)	(0.44)	—	—	(0.44)	34.15	(40.60)	(41.20)
Year ended May 31, 2008	77.98	0.71	(18.21)	0.01		(17.49)	(1.05)	(1.33)	—	(2.38)	58.11	(22.95)	(22.76)
Ultra Industrials
Six Months ended November 30, 2012 (Unaudited)	44.27	0.05	7.93	—		7.98	(0.07)	—	—	(0.07)	52.18	18.04	18.36
Year ended May 31, 2012	54.37	0.15	(10.12)	—	(h)	(9.97)	(0.13)	—	—	(0.13)	44.27	(18.34)	(18.28)
Year ended May 31, 2011	33.39	0.23	20.85	0.01		21.09	(0.11)	—	—	(0.11)	54.37	63.33	62.71
Year ended May 31, 2010	20.15	0.21	13.22	—	(h)	13.43	(0.19)	—	—	(0.19)	33.39	66.86	67.32
Year ended May 31, 2009	73.95	0.38	(53.80)	0.01		(53.41)	(0.39)	—	—	(0.39)	20.15	(72.38)	(72.45)
Year ended May 31, 2008	86.92	0.92	(9.16)	0.01		(8.23)	(1.38)	(3.36)	—	(4.74)	73.95	(9.63)	(9.59)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Health Care
Six Months ended November 30, 2012 (Unaudited)	1.24%	0.95%	0.36%	0.64%	$44,422	4%
Year ended May 31, 2012	1.24	0.95	0.38	0.67	35,507	3
Year ended May 31, 2011	1.26	0.95	0.53	0.83	51,469	6
Year ended May 31, 2010	1.25	0.95	1.03	1.33	32,412	50
Year ended May 31, 2009	1.32	0.95	0.79	1.16	48,658	79
Year ended May 31, 2008	1.75	0.95	0.29	1.09	17,433	33
Ultra Industrials
Six Months ended November 30, 2012 (Unaudited)	1.66	0.95	(0.50)	0.21	19,567	43
Year ended May 31, 2012	1.39	0.95	(0.10)	0.35	19,921	9
Year ended May 31, 2011	1.31	0.95	0.17	0.54	53,015	40
Year ended May 31, 2010	1.32	0.95	0.36	0.73	35,056	14
Year ended May 31, 2009	2.24	0.95	0.47	1.76	30,228	107
Year ended May 31, 2008	2.04	0.95	0.13	1.22	11,092	30

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 289

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS								DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Oil & Gas
Six Months ended November 30, 2012 (Unaudited)	$36.87	$0.18		$8.05		$—		$8.23	$(0.02)	$—	$—	$(0.02)	$45.08	22.36%	22.25%
Year ended May 31, 2012	57.45	0.07		(20.60)		—	(h)	(20.53)	(0.05)	—	—	(0.05)	36.87	(35.77)	(35.73)
Year ended May 31, 2011	28.68	0.10		28.87		0.01		28.98	(0.21)	—	—	(0.21)	57.45	101.51	101.44
Year ended May 31, 2010	29.90	0.18		(1.19	)(i)	0.01		(1.00)	(0.17)	—	(0.05)	(0.22)	28.68	(3.39)	(4.10)
Year ended May 31, 2009	115.62	0.29		(85.92)		0.01		(85.62)	(0.10)	—	—	(0.10)	29.90	(74.04)	(73.73)
Year ended May 31, 2008	94.94	0.73		32.36		0.06		33.15	(1.60)	(10.87)	—	(12.47)	115.62	37.97	36.84
Ultra Real Estate
Six Months ended November 30, 2012 (Unaudited)	59.34	0.22		5.98		—		6.20	(0.22)	—	—	(0.22)	65.32	10.43	10.50
Year ended May 31, 2012	63.84	0.57		(4.30)		—	(h)	(3.73)	(0.77)	—	—	(0.77)	59.34	(5.61)	(5.79)
Year ended May 31, 2011	39.93	0.39		23.92		0.01		24.32	(0.41)	—	—	(0.41)	63.84	61.34	61.71
Year ended May 31, 2010(k)	19.17	0.65		20.56		0.02		21.23	(0.47)	—	—	(0.47)	39.93	112.43	113.23
Year ended May 31, 2009(k)	182.64	0.80		(160.90)		0.03		(160.07)	(3.40)	—	—	(3.40)	19.17	(88.98)	(89.01)
Year ended May 31, 2008(k)	309.08	3.68		(122.08	)(i)	0.07		(118.33)	(8.11)	—	—	(8.11)	182.64	(38.58)	(38.66)
Ultra KBW Regional Banking
Six Months ended November 30, 2012 (Unaudited)	42.72	0.22		1.70		—		1.92	(0.17)	—	—	(0.17)	44.47	4.47	5.99
Year ended May 31, 2012	47.12	0.24		(4.44)		0.01		(4.19)	(0.20)	—	(0.01)	(0.21)	42.72	(8.84)	(9.35)
Year ended May 31, 2011	47.13	0.18		0.01		0.02		0.21	(0.19)	—	(0.03)	(0.22)	47.12	0.51	(0.07)
April 20, 2010* through May 31, 2010	60.00	—	(h)	(12.91)		0.04		(12.87)	—	—	—	—	47.13	(21.45)	(21.63)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2012 (Unaudited)	1.03%	0.95%	0.73%	0.81%	$199,486	21%
Year ended May 31, 2012	1.00	0.95	0.10	0.15	226,724	23
Year ended May 31, 2011	1.00	0.95	0.19	0.24	383,500	7
Year ended May 31, 2010	0.99	0.95	0.53	0.57	374,245	61
Year ended May 31, 2009	1.00	0.95	0.99	1.05	818,546	249
Year ended May 31, 2008	1.19	0.95	0.48	0.72	78,044	76
Ultra Real Estate
Six Months ended November 30, 2012 (Unaudited)	0.99	0.95	0.61	0.65	344,830	51
Year ended May 31, 2012	0.97	0.95	1.03	1.06	326,653	11
Year ended May 31, 2011	0.98	0.95	0.77	0.80	562,072	11
Year ended May 31, 2010(k)	0.99	0.95	2.17	2.21	591,137	29
Year ended May 31, 2009(k)	1.11	0.95	3.36	3.52	451,439	211
Year ended May 31, 2008(k)	1.34	0.95	1.66	2.05	57,532	23
Ultra KBW Regional Banking
Six Months ended November 30, 2012 (Unaudited)	3.75	0.95	(1.84)	0.97	4,447	5
Year ended May 31, 2012	4.26	0.95	(2.72)	0.59	4,272	49
Year ended May 31, 2011	1.85	0.95	(0.49)	0.41	4,712	29
April 20, 2010* through May 31, 2010	4.90	0.95	(3.99)	(0.04)	7,070	24

*  Commencement of investment operations.

See accompanying notes to the financial statements.

290 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Semiconductors
Six Months ended November 30, 2012 (Unaudited)	$33.55	$0.10	$(5.68)		$—		$(5.58)	$(0.07)	$—	$—	$(0.07)	$27.90	(16.67)%	(16.47)%
Year ended May 31, 2012	45.20	0.05	(11.61)		—	(h)	(11.56)	(0.09)	—	—	(0.09)	33.55	(25.62)	(25.40)
Year ended May 31, 2011	31.90	(0.05)	13.39		0.01		13.35	(0.05)	—	—	(0.05)	45.20	41.92	41.84
Year ended May 31, 2010	19.01	0.11	12.96		0.01		13.08	(0.17)	—	(0.02)	(0.19)	31.90	68.97	69.90
Year ended May 31, 2009	60.30	0.24	(41.25)		0.01		(41.00)	(0.28)	—	(0.01)	(0.29)	19.01	(68.11)	(68.35)
Year ended May 31, 2008	78.50	0.68	(14.62	)(i)	0.03		(13.91)	(0.62)	(3.67)	—	(4.29)	60.30	(18.56)	(18.57)
Ultra Technology
Six Months ended November 30, 2012 (Unaudited)	69.30	(0.06)	1.37		—		1.31	—	—	—	—	70.61	1.89	2.03
Year ended May 31, 2012	68.07	(0.22)	1.45		—	(h)	1.23	—	—	—	—	69.30	1.81	1.76
Year ended May 31, 2011	47.65	(0.18)	20.60		—	(h)	20.42	—	—	—	—	68.07	42.82	43.12
Year ended May 31, 2010	29.53	(0.10)	18.23		—	(h)	18.13	—	—	(0.01)	(0.01)	47.65	61.41	61.17
Year ended May 31, 2009	71.12	0.09	(41.56)		0.01		(41.46)	(0.11)	—	(0.02)	(0.13)	29.53	(58.33)	(58.24)
Year ended May 31, 2008	78.03	0.30	(4.68	)(i)	0.03		(4.35)	(0.45)	(2.11)	—	(2.56)	71.12	(5.93)	(5.99)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Semiconductors
Six Months ended November 30, 2012 (Unaudited)	1.33%	0.95%	0.27%	0.65%	$33,475	21%
Year ended May 31, 2012	1.20	0.95	(0.10)	0.15	32,711	16
Year ended May 31, 2011	1.13	0.95	(0.31)	(0.13)	54,239	5
Year ended May 31, 2010	1.11	0.95	0.25	0.41	76,548	61
Year ended May 31, 2009	1.17	0.95	1.01	1.23	105,485	191
Year ended May 31, 2008	1.27	0.95	0.80	1.12	117,594	80
Ultra Technology
Six Months ended November 30, 2012 (Unaudited)	1.13	0.95	(0.35)	(0.17)	74,136	56
Year ended May 31, 2012	1.09	0.95	(0.48)	(0.34)	83,159	4
Year ended May 31, 2011	1.06	0.95	(0.42)	(0.30)	127,624	6
Year ended May 31, 2010	1.06	0.95	(0.33)	(0.22)	121,516	57
Year ended May 31, 2009	1.18	0.95	0.07	0.30	128,438	100
Year ended May 31, 2008	1.23	0.95	0.15	0.43	133,344	24

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 291

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Telecommunications
Six Months ended November 30, 2012 (Unaudited)	$44.32	$(0.01)		$12.46	$—		$12.45	$—	$—	$—	$—	$56.77	28.10%	26.75%
Year ended May 31, 2012	65.87	0.22		(21.61)	0.01		(21.38)	(0.17)	—	—	(0.17)	44.32	(32.48)	(32.46)
Year ended May 31, 2011	37.63	0.29		28.53	0.01		28.83	(0.59)	—	—	(0.59)	65.87	77.51	74.84
Year ended May 31, 2010	31.06	0.95		6.53	—	(h)	7.48	(0.91)	—	—	(0.91)	37.63	24.33	27.83
Year ended May 31, 2009	89.05	1.07		(57.35)	0.01		(56.27)	(1.72)	—	—	(1.72)	31.06	(63.73)	(64.38)
March 25, 2008* through May 31, 2008	70.00	0.34		18.69	0.02		19.05	—	—	—	—	89.05	27.21	28.01
Ultra Utilities
Six Months ended November 30, 2012 (Unaudited)	54.85	0.50		0.35	—		0.85	(0.52)	—	—	(0.52)	55.18	1.52	0.66
Year ended May 31, 2012	49.56	0.94		5.22	0.01		6.17	(0.88)	—	—	(0.88)	54.85	12.61	13.45
Year ended May 31, 2011	33.90	1.03		15.74	0.01		16.78	(1.12)	—	—	(1.12)	49.56	50.28	48.07
Year ended May 31, 2010	27.98	0.94		6.01	0.01		6.96	(1.04)	—	—	(1.04)	33.90	24.82	27.45
Year ended May 31, 2009	78.94	1.06		(50.96)	0.01		(49.89)	(1.07)	—	—	(1.07)	27.98	(63.64)	(63.95)
Year ended May 31, 2008	90.27	1.68		(6.76)	—	(h)	(5.08)	(2.01)	(4.24)	—	(6.25)	78.94	(5.75)	(5.92)
UltraPro Financials
July 10, 2012* through November 30, 2012 (Unaudited)	40.00	—	(h)	10.30	—		10.30	—	—	—	—	50.30	25.75	25.38

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Telecommunications
Six Months ended November 30, 2012 (Unaudited)	3.77%	0.95%	(2.87)%	(0.05)%	$4,258	19%
Year ended May 31, 2012	4.17	0.95	(2.77)	0.45	3,324	178
Year ended May 31, 2011	2.76	0.95	(1.22)	0.59	9,881	26
Year ended May 31, 2010	1.98	0.95	1.70	2.73	8,467	43
Year ended May 31, 2009	1.67	0.95	2.41	3.13	11,647	174
March 25, 2008* through May 31, 2008	2.83	0.95	0.50	2.38	13,358	—	(j)
Ultra Utilities
Six Months ended November 30, 2012 (Unaudited)	1.62	0.95	1.04	1.71	16,555	4
Year ended May 31, 2012	1.70	0.95	1.09	1.84	16,454	4
Year ended May 31, 2011	1.61	0.95	1.85	2.51	14,868	5
Year ended May 31, 2010	1.45	0.95	2.21	2.71	20,337	16
Year ended May 31, 2009	1.54	0.95	2.50	3.09	25,181	115
Year ended May 31, 2008	1.61	0.95	1.50	2.16	17,761	26
UltraPro Financials
July 10, 2012* through November 30, 2012 (Unaudited)	3.50	0.95	(2.58)	(0.03)	2,515	—	(j)

*  Commencement of investment operations.

See accompanying notes to the financial statements.

292 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI EAFE
Six Months ended November 30, 2012 (Unaudited)	$53.57	$(0.28)	$19.61	$—		$19.33	$—	$—	$—	$—	$72.90	36.07%	37.28%
Year ended May 31, 2012	94.73	(0.62)	(40.54)	—		(41.16)	—	—	—	—	53.57	(43.45)	(43.23)
Year ended May 31, 2011	57.99	(0.66)	37.41	0.01		36.76	(0.02)	—	—	(0.02)	94.73	63.33	58.53
June 2, 2009* through May 31, 2010	60.00	0.15	(2.07)	0.03		(1.89)	(0.12)	—	—	(0.12)	57.99	(3.15)	(1.82)
Ultra MSCI Emerging Markets
Six Months ended November 30, 2012 (Unaudited)	61.33	(0.30)	14.19	—	(h)	13.89	—	—	—	—	75.22	22.64	22.02
Year ended May 31, 2012	110.95	(0.62)	(49.00)	—		(49.62)	—	—	—	—	61.33	(44.72)	(44.37)
Year ended May 31, 2011	73.02	(0.39)	38.44	0.02		38.07	(0.14)	—	—	(0.14)	110.95	52.20	55.30
June 2, 2009* through May 31, 2010	60.00	0.09	12.88	0.05		13.02	—	—	—	—	73.02	21.70	19.15
Ultra MSCI Europe
Six Months ended November 30, 2012 (Unaudited)	21.30	(0.12)	9.88	0.01		9.77	—	—	—	—	31.07	45.83	45.81
Year ended May 31, 2012	42.37	(0.26)	(20.81)	—		(21.07)	—	—	—	—	21.30	(49.72)	(48.89)
Year ended May 31, 2011	22.92	(0.28)	19.73	—	(h)	19.45	—	—	—	—	42.37	84.86	77.40
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.07)	0.01		(7.08)	—	—	—	—	22.92	(23.60)	(21.67)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Six Months ended November 30, 2012 (Unaudited)	1.94%	0.95%	(1.85)%	(0.86)%	$10,935	—%
Year ended May 31, 2012	2.09	0.95	(2.06)	(0.91)	8,036	—
Year ended May 31, 2011	2.42	0.95	(2.31)	(0.85)	9,474	—
June 2, 2009* through May 31, 2010	1.99	0.95	(0.84)	0.21	5,799	145
Ultra MSCI Emerging Markets
Six Months ended November 30, 2012 (Unaudited)	1.29	0.95	(1.18)	(0.84)	37,608	—
Year ended May 31, 2012	1.33	0.95	(1.17)	(0.79)	21,465	—	(j)
Year ended May 31, 2011	1.33	0.95	(0.79)	(0.41)	33,284	163
June 2, 2009* through May 31, 2010	1.55	0.95	(0.49)	0.11	29,208	25
Ultra MSCI Europe
Six Months ended November 30, 2012 (Unaudited)	3.23	0.95	(3.14)	(0.86)	6,214	—
Year ended May 31, 2012	4.98	0.95	(4.95)	(0.92)	2,130	—
Year ended May 31, 2011	3.05	0.95	(2.95)	(0.86)	4,237	—
April 27, 2010* through May 31, 2010	11.50	0.95	(11.35)	(0.80)	3,437	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 293

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2012 (Unaudited)	$24.27	$(0.13)	$11.21		$0.01		$11.09	$—	$—	$—	$—	$35.36	45.73%	46.75%
Year ended May 31, 2012	39.99	(0.28)	(15.45)		0.01		(15.72)	—	—	—	—	24.27	(39.32)	(39.55)
Year ended May 31, 2011	22.09	(0.29)	18.19		—		17.90	—	—	—	—	39.99	81.03	75.04
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.90)		0.01		(7.91)	—	—	—	—	22.09	(26.37)	(23.87)
Ultra MSCI Brazil
Six Months ended November 30, 2012 (Unaudited)(x)	59.56	(0.26)	(0.49	)(i)	—	(h)	(0.75)	—	—	—	—	58.81	(1.27)	(1.70)
Year ended May 31, 2012(x)	134.88	(0.84)	(74.48)		—	(h)	(75.32)	—	—	—	—	59.56	(55.84)	(55.58)
Year ended May 31, 2011(x)	101.54	(1.14)	34.44		0.04		33.34	—	—	—	—	134.88	32.86	41.06
April 27, 2010* through May 31, 2010(x)	120.00	(0.08)	(18.41)		0.03		(18.46)	—	—	—	—	101.54	(15.40)	(20.37)
Ultra FTSE China 25
Six Months ended November 30, 2012 (Unaudited)	41.13	(0.19)	11.42		—	(h)	11.23	—	—	—	—	52.36	27.32	27.04
Year ended May 31, 2012	80.35	(0.49)	(38.74)		0.01		(39.22)	—	—	—	—	41.13	(48.82)	(48.59)
Year ended May 31, 2011	60.37	(0.62)	20.57		0.03		19.98	—	—	—	—	80.35	33.10	32.81
June 2, 2009* through May 31, 2010	60.00	(0.58)	0.90	(i)	0.05		0.37	—	—	—	—	60.37	0.62	0.57

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2012 (Unaudited)	8.13%	0.95%	(8.04)%	(0.86)%	$3,536	—%
Year ended May 31, 2012	4.71	0.95	(4.68)	(0.92)	1,213	—
Year ended May 31, 2011	3.06	0.95	(2.97)	(0.87)	3,999	—
April 27, 2010* through May 31, 2010	12.19	0.95	(12.02)	(0.79)	2,209	—
Ultra MSCI Brazil
Six Months ended November 30, 2012 (Unaudited)(x)	2.00	0.95	(1.89)	(0.83)	8,818	—
Year ended May 31, 2012(x)	1.72	0.95	(1.68)	(0.91)	8,935	—
Year ended May 31, 2011(x)	1.70	0.95	(1.62)	(0.86)	16,860	—
April 27, 2010* through May 31, 2010(x)	11.20	0.95	(11.04)	(0.80)	3,808	—
Ultra FTSE China 25
Six Months ended November 30, 2012 (Unaudited)	1.30	0.95	(1.17)	(0.82)	28,798	—
Year ended May 31, 2012	1.22	0.95	(1.18)	(0.91)	24,676	—
Year ended May 31, 2011	1.27	0.95	(1.18)	(0.86)	44,195	—
June 2, 2009* through May 31, 2010	1.31	0.95	(1.23)	(0.87)	45,277	—

*  Commencement of investment operations.
See accompanying notes to the financial statements.

294 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Japan
Six Months ended November 30, 2012 (Unaudited)	$49.29	$(0.23)	$5.25		$—	(h)	$5.02	$—	$—	$—	$—	$54.31	10.18%	10.88%
Year ended May 31, 2012	67.20	(0.55)	(17.37)		0.01		(17.91)	—	—	—	—	49.29	(26.65)	(27.37)
Year ended May 31, 2011	59.20	(0.60)	8.54		0.06		8.00	—	—	—	—	67.20	13.51	13.04
June 2, 2009* through May 31, 2010	60.00	(0.56)	(0.25	)(i)	0.01		(0.80)	—	—	—	—	59.20	(1.33)	(0.55)
Ultra MSCI Mexico Investable Market
Six Months ended November 30, 2012 (Unaudited)	29.27	(0.17)	15.48		—		15.31	—	—	—	—	44.58	52.30	44.07
Year ended May 31, 2012	41.50	(0.31)	(11.92)		—		(12.23)	—	—	—	—	29.27	(29.48)	(26.21)
Year ended May 31, 2011	26.65	(0.28)	15.12		0.01		14.85	—	—	—	—	41.50	55.72	58.83
April 27, 2010* through May 31, 2010	30.00	(0.02)	(3.34)		0.01		(3.35)	—	—	—	—	26.65	(11.17)	(13.13)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2012 (Unaudited)	56.91	0.02	1.03		0.05		1.10	(0.01)	—	—	(0.01)	58.00	1.94	1.35
Year ended May 31, 2012(s)	43.53	0.09	13.26		0.04		13.39	(0.01)	—	—	(0.01)	56.91	30.74	31.22
Year ended May 31, 2011(s)	38.35	(0.10)	5.19		0.09		5.18	— (h)	—	—	— (h)	43.53	13.51	13.73
January 19, 2010* through May 31, 2010(s)	35.00	— (h)	3.33		0.02		3.35	—	—	—	—	38.35	9.59	9.41

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Six Months ended November 30, 2012 (Unaudited)	1.75%	0.95%	(1.67)%	(0.87)%	$16,293	—%
Year ended May 31, 2012	1.36	0.95	(1.33)	(0.92)	17,252	—
Year ended May 31, 2011	1.87	0.95	(1.81)	(0.88)	43,679	—
June 2, 2009* through May 31, 2010	2.04	0.95	(1.95)	(0.87)	8,880	—
Ultra MSCI Mexico Investable Market
Six Months ended November 30, 2012 (Unaudited)	6.57	0.95	(6.50)	(0.88)	2,229	—
Year ended May 31, 2012	7.68	0.95	(7.66)	(0.92)	1,463	—
Year ended May 31, 2011	4.03	0.95	(3.93)	(0.85)	2,075	—
April 27, 2010* through May 31, 2010	11.34	0.95	(11.19)	(0.79)	2,665	—
Ultra 7-10 Year Treasury
Six Months ended November 30, 2012 (Unaudited)	0.98	0.95	0.04	0.07	739,538	191
Year ended May 31, 2012(s)	1.06	0.95	0.07	0.17	600,388	146
Year ended May 31, 2011(s)	1.63	0.95	(0.92)	(0.25)	13,061	314
January 19, 2010* through May 31, 2010(s)	2.27	0.95	(1.30)	0.02	11,506	136

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 295

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 20+ Year Treasury
Six Months ended November 30, 2012 (Unaudited)	$74.98	$(0.10)	$(1.43	)(i)	$0.04	$(1.49)	$—	$—	$—	$—	$73.49	(1.99)%	(3.07)%
Year ended May 31, 2012(s)	42.73	0.02	32.45		0.09	32.56	(0.31)	—	—	(0.31)	74.98	76.65	77.93
Year ended May 31, 2011(s)	40.38	0.39	2.24		0.05	2.68	(0.33)	—	—	(0.33)	42.73	6.74	6.81
January 19, 2010* through May 31, 2010(s)	35.00	0.09	5.24		0.08	5.41	(0.03)	—	—	(0.03)	40.38	15.45	15.32
Ultra High Yield
Six Months ended November 30, 2012 (Unaudited)	41.27	(0.20)	8.18		—	7.98	—	—	—	—	49.25	19.35	16.64
Year ended May 31, 2012	40.70	(0.37)	0.93	(i)	0.01	0.57	—	—	—	—	41.27	1.39	4.02
April 13, 2011* through May 31, 2011	40.00	(0.05)	0.74		0.01	0.70	—	—	—	—	40.70	1.75	0.70
Ultra Investment Grade Corporate
Six Months ended November 30, 2012 (Unaudited)	49.88	(0.24)	6.43		0.01	6.20	—	—	—	—	56.08	12.43	13.39
Year ended May 31, 2012	42.36	(0.42)	7.93		0.01	7.52	—	—	—	—	49.88	17.77	16.77
April 13, 2011* through May 31, 2011	40.00	(0.05)	2.40		0.01	2.36	—	—	—	—	42.36	5.89	6.27

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra 20+ Year Treasury
Six Months ended November 30, 2012 (Unaudited)	1.86%	0.95%	(1.19)%	(0.27)%	$14,698	191%
Year ended May 31, 2012(s)	1.55	0.95	(0.56)	0.04	18,745	203
Year ended May 31, 2011(s)	1.42	0.95	0.47	0.93	25,637	79
January 19, 2010* through May 31, 2010(s)	2.16	0.95	(0.53)	0.68	8,075	228
Ultra High Yield
Six Months ended November 30, 2012 (Unaudited)	3.41	0.95	(3.32)	(0.87)	4,925	—
Year ended May 31, 2012	3.02	0.95	(2.98)	(0.91)	4,127	—
April 13, 2011* through May 31, 2011	6.10	0.95	(6.08)	(0.93)	4,070	—
Ultra Investment Grade Corporate
Six Months ended November 30, 2012 (Unaudited)	3.29	0.95	(3.22)	(0.88)	5,608	—
Year ended May 31, 2012	3.07	0.95	(3.04)	(0.92)	2,494	—
April 13, 2011* through May 31, 2011	5.74	0.95	(5.73)	(0.94)	4,236	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

296 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
30 Year TIPS/TSY Spread
Six Months ended November 30, 2012 (Unaudited)	$38.52	$0.25	$1.83	$—	$2.08	$(0.49)	$—	$—	$(0.49)	$40.11	5.45%	3.52%
January 10, 2012* through May 31, 2012	40.00	0.44	(1.96)	0.04	(1.48)	—	—	—	—	38.52	(3.70)	(3.68)
Short 30 Year TIPS/TSY Spread
Six Months ended November 30, 2012 (Unaudited)	40.90	0.35	(3.24)	—	(2.89)	(0.37)	—	—	(0.37)	37.64	(7.10)	(2.32)
January 10, 2012* through May 31, 2012	40.00	0.28	0.70	0.04	1.02	(0.12)	—	—	(0.12)	40.90	2.57	(1.17)
UltraPro 10 Year TIPS/TSY Spread
Six Months ended November 30, 2012 (Unaudited)	38.65	0.02	1.49	—	1.51	(0.30)	—	(0.10)	(0.40)	39.76	3.95	3.57
February 7, 2012* through May 31, 2012	40.00	0.38	(1.77)	0.04	(1.35)	—	—	—	—	38.65	(3.38)	(4.20)
UltraPro Short 10 Year TIPS/TSY Spread
Six Months ended November 30, 2012 (Unaudited)	40.80	0.12	(2.70)	—	(2.58)	(0.17)	—	—	(0.17)	38.05	(6.35)	(6.13)
February 7, 2012* through May 31, 2012	40.00	0.12	0.68	0.04	0.84	(0.04)	—	—	(0.04)	40.80	2.09	2.32

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
30 Year TIPS/TSY Spread
Six Months ended November 30, 2012 (Unaudited)	1.81%	0.75%	0.24%	1.29%	$4,011	—%
January 10, 2012* through May 31, 2012	3.38	0.75	0.19	2.81	3,852	136
Short 30 Year TIPS/TSY Spread
Six Months ended November 30, 2012 (Unaudited)	1.83	0.75	0.69	1.77	3,764	15
January 10, 2012* through May 31, 2012	3.45	0.75	(0.88)	1.81	4,090	123
UltraPro 10 Year TIPS/TSY Spread
Six Months ended November 30, 2012 (Unaudited)	1.84	0.75	(1.01)	0.08	3,976	101
February 7, 2012* through May 31, 2012	3.86	0.75	(0.10)	3.01	3,865	14
UltraPro Short 10 Year TIPS/TSY Spread
Six Months ended November 30, 2012 (Unaudited)	1.82	0.75	(0.48)	0.59	3,805	114
February 7, 2012* through May 31, 2012	3.89	0.75	(2.21)	0.93	4,080	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 297

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

(m)  Less than 0.005%.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 11, 2012.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 11, 2012.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 11, 2012.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 11, 2012.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective October 5, 2012.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective October 5, 2012.

See accompanying notes to the financial statements.

298 :: ProShares Trust :: Financial Highlights

Notes to Financial Statements

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 299

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 117 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of ProShares Short S&P500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short period may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share ("NAV") of a Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3 or Level 2 and 3 as of November 30, 2012, based on levels assigned to securities on May 31, 2012. Transfers between Level 1 and 2 are included in a summary of the valuations below.

300 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

The following is a summary of the valuations as of November 30, 2012 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

			LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs				Total
			Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Warrants**		Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
USD	Cov	ered Bond	—	—	—		$13,152,340	$40,088	$60,974	—	$13,253,402	—
German Sovereign/ Sub-Sovereign ETF			—	—	—		509,997	3,541,013	7,835	—	4,058,845	—
Credit Suisse 130/30			$70,937,694	—	—		—	1,334,554	1,132,214	$1,595,908	73,404,462	$1,595,908
Hedge Replication ETF			3,290,872	$(13,857)	—	‡	—	15,621,760	2,164,294	20,412	21,076,926	6,555
RAFI® Long/Short			10,531,112	—	—		—	980,428	1,629,116	(1,704,163)	13,140,656	(1,704,163)
Short S&P500®			—	2,722,567	—		—	1,005,394,389	804,430,001	10,492,656	1,809,824,390	13,215,223
Short QQQ®			—	900,414	—		—	147,181,232	118,673,154	(6,746,341)	265,854,386	(5,845,927)
Short Dow30SM			—	597,802	—		—	155,019,692	141,663,212	(4,658,690)	296,682,904	(4,060,888)
Short MidCap400			—	(24,541)	—		—	14,000,535	13,224,500	(1,573,403)	27,225,035	(1,597,944)
Short Russell2000			—	476,612	—		—	256,977,768	227,850,991	(5,277,378)	484,828,759	(4,800,766)
Short SmallCap600			—	—	—		—	7,717,938	8,565,840	37,144	16,283,778	37,144
UltraShort Russell3000			—	—	—		—	456,173	1,140,458	(268,151)	1,596,631	(268,151)
UltraShort S&P500®			—	2,491,215	—		—	878,324,432	652,427,669	24,774,168	1,530,752,101	27,265,383
UltraShort QQQ®			—	873,438	—		—	162,410,049	192,062,985	(14,584,183)	354,473,034	(13,710,745)
UltraShort Dow30SM			—	1,178,456	—		—	120,616,266	176,051,935	(8,399,932)	296,668,201	(7,221,476)
UltraShort MidCap400			—	(3,233)	—		—	17,464,432	21,137,333	(3,057,579)	38,601,765	(3,060,812)
UltraShort Russell2000			—	281,644	—		—	116,870,886	187,622,930	(36,041,775)	304,493,816	(35,760,131)
UltraShort SmallCap600			—	—	—		—	3,537,775	3,664,562	(228,261)	7,202,337	(228,261)
UltraPro Short S&P500®			—	(211,268)	—		—	210,924,915	242,513,873	(54,221,208)	453,438,788	(54,432,476)
UltraPro Short QQQ®			—	363,337	—		—	76,363,517	71,760,641	(9,186,271)	148,124,158	(8,822,934)
UltraPro Short Dow30SM			—	218,277	—		—	31,716,641	39,443,003	(5,959,575)	71,159,644	(5,741,298)
UltraPro Short MidCap400			—	4,823	—		—	3,213,859	5,423,541	(476,737)	8,637,400	(471,914)
UltraPro Short Russell2000			—	35,458	—		—	14,454,722	45,612,430	(11,920,396)	60,067,152	(11,884,938)
UltraShort Russell1000 Value			—	—	—		—	365,141	1,203,715	(71,444)	1,568,856	(71,444)
UltraShort Russell1000 Growth			—	—	—		—	477,101	1,350,041	(49,846)	1,827,142	(49,846)
UltraShort Russell MidCap Value			—	—	—		—	351,068	956,313	(166,288)	1,307,381	(166,288)
UltraShort Russell MidCap Growth			—	—	—		—	493,282	1,335,956	(197,088)	1,829,238	(197,088)
UltraShort Russell2000 Value			—	—	—		—	1,367,948	3,124,758	(434,455)	4,492,706	(434,455)
UltraShort Russell2000 Growth			—	—	—		—	1,972,907	5,273,422	(539,047)	7,246,329	(539,047)
Short Basic Materials			—	—	—		—	3,976,691	4,265,079	275,535	8,241,770	275,535
Short Financials			—	—	—		—	41,069,206	36,348,136	(1,556,878)	77,417,342	(1,556,878)
Short Oil & Gas			—	—	—		—	2,194,413	2,392,341	135,735	4,586,754	135,735
Short Real Estate			—	—	—		—	9,245,497	17,315,046	24,666	26,560,543	24,666
Short KBW Regional Banking			—	—	—		—	1,424,078	3,156,517	(102,220)	4,580,595	(102,220)
UltraShort Basic Materials			—	—	—		—	11,026,637	20,217,532	1,559,107	31,244,169	1,559,107

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 301

	LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs				Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Warrants**		Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Nasdaq Biotechnology	—	—	—		—	$1,222,019	$4,540,168	$(1,073,333)	$5,762,187	$(1,073,333)
UltraShort Consumer Goods	—	—	—		—	674,740	1,611,966	(164,550)	2,286,706	(164,550)
UltraShort Consumer Services	—	—	—		—	2,607,348	3,264,626	(595,646)	5,871,974	(595,646)
UltraShort Financials	—	—	—		—	76,751,984	109,953,908	(6,467,872)	186,705,892	(6,467,872)
UltraShort Health Care	—	—	—		—	1,369,843	4,188,113	(936,109)	5,557,956	(936,109)
UltraShort Industrials	—	—	—		—	2,461,745	5,013,649	(573,823)	7,475,394	(573,823)
UltraShort Oil & Gas	—	—	—		—	17,414,713	31,778,337	(541,086)	49,193,050	(541,086)
UltraShort Real Estate	—	—	—		—	52,724,119	61,177,246	(3,939,146)	113,901,365	(3,939,146)
UltraShort Semiconductors	—	—	—		—	2,214,724	4,845,091	3,892,238	7,059,815	3,892,238
UltraShort Technology	—	—	—		—	4,403,144	6,931,417	255,380	11,334,561	255,380
UltraShort Telecommunications	—	—	—		—	412,706	1,412,099	(235,454)	1,824,805	(235,454)
UltraShort Utilities	—	—	—		—	868,180	2,329,038	(409,100)	3,197,218	(409,100)
UltraPro Short Financials	—	—	—		—	188,625	1,326,658	(49,111)	1,515,283	(49,111)
Short MSCI EAFE	—	—	—		—	106,744,300	81,793,346	(38,597,899)	188,537,646	(38,597,899)
Short MSCI Emerging Markets	—	—	—		—	138,692,351	127,128,154	(51,587,308)	265,820,505	(51,587,308)
Short FTSE China 25	—	—	—		—	3,633,655	8,330,738	(2,283,844)	11,964,393	(2,283,844)
UltraShort MSCI EAFE	—	—	—		—	4,897,288	15,040,358	(7,345,180)	19,937,646	(7,345,180)
UltraShort MSCI Emerging Markets	—	—	—		—	46,376,811	49,126,565	(36,382,224)	95,503,376	(36,382,224)
UltraShort MSCI Europe	—	—	—		—	77,060,913	105,602,020	(83,929,358)	182,662,933	(83,929,358)
UltraShort MSCI Pacific ex-Japan	—	—	—		—	375,026	1,791,784	(718,482)	2,166,810	(718,482)
UltraShort MSCI Brazil	—	—	—		—	5,457,757	11,684,161	(1,052,185)	17,141,918	(1,052,185)
UltraShort FTSE China 25	—	—	—		—	74,469,046	69,077,479	(18,473,531)	143,546,525	(18,473,531)
UltraShort MSCI Japan	—	—	—		—	4,083,515	6,060,194	(1,526,477)	10,143,709	(1,526,477)
UltraShort MSCI Mexico Investable Market	—	—	—		—	406,672	1,106,452	(416,151)	1,513,124	(416,151)
Short 7-10 Year Treasury	—	$(284)	—		—	7,409,516	7,238,272	(1,144,129)	14,647,788	(1,144,413)
Short 20+ Year Treasury	—	(11,576)	—		—	433,702,689	509,104,751	(166,053,945)	942,807,440	(166,065,521)
Short High Yield	—	—	—		—	25,153,526	29,427,944	(7,233,685)	54,581,470	(7,233,685)
Short Investment Grade Corporate	—	—	—		—	2,603,610	2,558,383	(627,975)	5,161,993	(627,975)
UltraShort 3-7 Year Treasury	—	—	—		—	1,891,102	3,152,594	(270,397)	5,043,696	(270,397)
UltraShort 7-10 Year Treasury	—	(7,379)	—		—	173,111,761	179,449,791	(56,363,839)	352,561,552	(56,371,218)
UltraShort 20+ Year Treasury	—	(44,481)	—		—	1,603,850,561	2,190,874,759	(922,725,068)	3,794,725,320	(922,769,549)
UltraShort TIPS	—	—	—		—	2,099,577	2,719,916	(1,022,707)	4,819,493	(1,022,707)
UltraPro Short 20+ Year Treasury	—	—	—		—	5,916,264	17,040,747	(1,237,535)	22,957,011	(1,237,535)
Ultra Russell3000	$607,823	—	—	‡	—	646,613	1,489,812	1,312,745	2,744,248	1,312,745
Ultra S&P500®	697,246,136	912,447	—		—	264,148,607	206,904,795	21,381,462	1,168,299,538	22,293,909
Ultra QQQ®	598,199,457	1,172,831	—		—	46,645,775	54,493,504	2,221,555	699,338,736	3,394,386

302 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs				Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Warrants**	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra Dow30SM	$98,600,011	$274,571	—	—	$47,931,956	$46,880,213	$12,626,340	$193,412,180	$12,900,911
Ultra MidCap400	261,883,548	1,018,878	—	—	152,793,941	142,042,145	16,083,184	556,719,634	17,102,062
Ultra Russell2000	79,087,662	656,218	$38	—	30,072,785	38,583,227	2,753,511	147,743,712	3,409,729
Ultra SmallCap600	6,947,414	—	—	—	4,976,632	4,813,555	(171,371)	16,737,601	(171,371)
UltraPro S&P500®	110,498,159	1,274,241	—	—	63,623,022	122,868,590	40,165,583	296,989,771	41,439,824
UltraPro QQQ®	70,794,216	1,753,093	—	—	42,690,920	112,596,199	51,725,924	226,081,335	53,479,017
UltraPro Dow30SM	14,271,322	167,513	—	—	4,387,270	28,297,571	9,065,853	46,956,163	9,233,366
UltraPro MidCap400	6,241,142	95,299	—	—	5,317,492	7,197,557	4,202,505	18,756,191	4,297,804
UltraPro Russell2000	6,120,449	627,427	6	—	10,505,663	37,402,495	15,980,033	54,028,613	16,607,460
Ultra Russell1000 Value	2,053,926	—	—	—	528,801	1,279,497	1,309,402	3,862,224	1,309,402
Ultra Russell1000 Growth	7,950,524	—	—	—	1,994,139	3,737,739	677,225	13,682,402	677,225
Ultra Russell MidCap Value	635,078	—	—	—	1,523,688	3,003,217	594,673	5,161,983	594,673
Ultra Russell MidCap Growth	1,381,307	—	—	—	1,845,540	3,215,321	1,354,989	6,442,168	1,354,989
Ultra Russell2000 Value	4,079,443	—	—	—	1,154,802	2,961,762	974,198	8,196,007	974,198
Ultra Russell2000 Growth	6,322,037	—	7	—	2,079,806	1,932,363	231,092	10,334,213	231,092
Ultra Basic Materials	115,897,698	—	—	—	3,650,593	11,174,476	23,120,493	130,722,767	23,120,493
Ultra Nasdaq Biotechnology	13,631,398	—	—	—	2,913,029	8,678,352	3,763,755	25,222,779	3,763,755
Ultra Consumer Goods	8,662,246	—	—	—	959,149	1,850,101	2,945,414	11,471,496	2,945,414
Ultra Consumer Services	8,044,861	—	—	—	111,311	435,128	3,227,406	8,591,300	3,227,406
Ultra Financials	541,857,150	—	—	—	37,492,200	63,670,933	67,956,675	643,020,283	67,956,675
Ultra Health Care	31,430,878	—	—	—	1,870,240	4,902,496	3,682,387	38,203,614	3,682,387
Ultra Industrials	2,117	—	—	—	4,085,856	10,930,361	2,824,131	15,018,334	2,824,131
Ultra Oil & Gas	141,221,758	—	—	—	21,681,917	30,506,575	4,879,362	193,410,250	4,879,362
Ultra Real Estate	—	—	—	—	92,364,202	172,300,029	52,315,936	264,664,231	52,315,936
Ultra KBW Regional Banking	3,360,643	—	—	—	276,988	668,349	140,972	4,305,980	140,972
Ultra Semiconductors	25,098,722	—	—	—	2,632,065	7,401,622	(2,672,016)	35,132,409	(2,672,016)
Ultra Technology	18,513,248	—	—	—	14,207,885	28,479,149	3,695,907	61,200,282	3,695,907
Ultra Telecommunications	2,108,622	—	—	—	241,019	438,923	(20,296)	2,788,564	(20,296)
Ultra Utilities	11,494,639	—	—	—	1,477,698	2,935,024	539,773	15,907,361	539,773
UltraPro Financials	1,317,193	—	—	—	48,120	1,258,342	(116,339)	2,623,655	(116,339)
Ultra MSCI EAFE	—	—	—	—	3,437,161	4,633,801	2,329,996	8,070,962	2,329,996
Ultra MSCI Emerging Markets	—	—	—	—	13,688,110	22,432,366	1,366,008	36,120,476	1,366,008
Ultra MSCI Europe	—	—	—	—	2,152,579	2,745,924	1,303,776	4,898,503	1,303,776
Ultra MSCI Pacific ex-Japan	—	—	—	—	888,114	2,103,803	556,271	2,991,917	556,271
Ultra MSCI Brazil	—	—	—	—	2,600,117	6,755,903	(4,390,530)	9,356,020	(4,390,530)
Ultra FTSE China 25	—	—	—	—	11,045,620	19,227,265	(1,781,785)	30,272,885	(1,781,785)
Ultra MSCI Japan	—	—	—	—	5,645,084	6,512,328	589,538	12,157,412	589,538
Ultra MSCI Mexico Investable Market	—	—	—	—	256,873	941,946	961,849	1,198,819	961,849
Ultra 7-10 Year Treasury	—	33,458	—	$482,078,263	90,553,366	144,409,302	11,192,044	717,040,931	11,225,502
Ultra 20+ Year Treasury	—	(5)	—	7,769,527	2,198,865	4,317,277	338,458	14,285,669	338,453

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 303

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs				Total
	Common Stocks / Shares of Beneficial Interest	Futures Contracts*	Warrants**	Long-Term U.S. Treasury Obligations / Corporate Bonds	U.S. / Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra High Yield	—	—	—	—	$1,371,486	$2,409,869	$739,971	$3,781,355	$739,971
Ultra Investment Grade Corporate	—	—	—	—	2,128,512	2,016,826	1,164,263	4,145,338	1,164,263
30 Year TIPS/TSY Spread	—	—	—	$3,598,349	68,095	113,585	(319,703)	3,780,029	(319,703)
Short 30 Year TIPS/TSY Spread	—	—	—	3,283,762	116,241	767,104	(443,042)	4,167,107	(443,042)
UltraPro 10 Year TIPS/TSY Spread	—	$(284)	—	3,125,006	58,134	105,906	413,648	3,289,046	413,364
UltraPro Short 10 Year TIPS/TSY Spread	—	154	—	2,773,422	64,967	208,914	512,944	3,047,303	513,098

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

**  Warrants transferred from Level 2 to Level 1 during the period due to active trading.

‡  Amount represents less than $1.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with major global financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2012, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.20%, dated 11/30/12, due 12/03/12 (1)	BNP Paribas Securities Corp., 0.20%, dated 11/30/12, due 12/03/12 (2)	BNP Paribas Securities Corp., 0.21%, dated 11/30/12, due 12/03/12 (3)	BNP Paribas Securities Corp., 0.22%, dated 11/30/12, due 12/03/12 (4)	Credit Suisse (USA) LLC, 0.19%, dated 11/30/12, due 12/03/12 (5)	Credit Suisse (USA) LLC, 0.22%, dated 11/30/12, due 12/03/12 (6)	ING Financial Markets LLC, 0.23%, dated 11/30/12, due 12/03/12 (7)	JPMorgan Securities, Inc., 0.21%, dated 11/30/12, due 12/03/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.20%, dated 11/30/12, due 12/03/12 (9)	UBS Securities LLC, 0.20%, dated 11/30/12, due 12/03/12 (10)
USD Covered Bond	—	$8,652	$1,731	$14,362	$8,253	$288	$1,154	$11,536	$12,690	$2,308
German Sovereign/ Sub-Sovereign ETF	—	1,112	222	1,845	1,060	37	149	1,482	1,631	297
Credit Suisse 130/30	$17,801	136,987	27,397	227,398	150,645	4,566	27,166	219,736	281,021	39,497
Hedge Replication ETF	—	307,109	61,422	509,801	292,974	10,237	40,949	409,479	450,427	81,896
RAFI® Long/Short	14,713	211,603	42,321	351,261	218,364	7,053	35,570	312,790	376,561	58,880
Short S&P500®	7,847,713	103,711,334	20,742,267	172,160,815	107,738,640	3,457,044	17,752,034	154,631,181	187,424,664	28,964,309
Short QQQ®	2,566,936	13,426,015	2,685,203	22,287,184	15,686,746	447,534	3,073,603	23,249,137	31,242,702	4,008,094
Short Dow30SM	2,612,877	16,627,171	3,325,434	27,601,104	18,792,083	554,239	3,523,394	27,613,055	36,144,463	4,869,392
Short MidCap400	274,675	1,511,271	302,254	2,508,711	1,749,747	50,376	338,841	2,587,269	3,452,571	448,785
Short Russell2000	3,700,155	27,411,206	5,482,241	45,502,603	30,299,091	913,707	5,504,905	44,256,932	56,853,802	7,926,349

304 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.20%, dated 11/30/12, due 12/03/12 (1)	BNP Paribas Securities Corp., 0.20%, dated 11/30/12, due 12/03/12 (2)	BNP Paribas Securities Corp., 0.21%, dated 11/30/12, due 12/03/12 (3)	BNP Paribas Securities Corp., 0.22%, dated 11/30/12, due 12/03/12 (4)	Credit Suisse (USA) LLC, 0.19%, dated 11/30/12, due 12/03/12 (5)	Credit Suisse (USA) LLC, 0.22%, dated 11/30/12, due 12/03/12 (6)	ING Financial Markets LLC, 0.23%, dated 11/30/12, due 12/03/12 (7)	JPMorgan Securities, Inc., 0.21%, dated 11/30/12, due 12/03/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.20%, dated 11/30/12, due 12/03/12 (9)	UBS Securities LLC, 0.20%, dated 11/30/12, due 12/03/12 (10)
Short SmallCap600	$148,201	$1,018,401	$203,680	$1,690,545	$1,137,727	$33,947	$209,887	$1,666,620	$2,160,559	$296,273
UltraShort Russell3000	47,657	98,455	19,691	163,435	147,368	3,282	36,956	230,559	358,859	34,196
UltraShort S&P500®	10,287,939	78,897,488	15,779,498	130,969,830	86,803,485	2,629,916	15,663,634	126,629,855	162,012,039	22,753,985
UltraShort QQQ®	8,577,158	15,847,556	3,169,511	26,306,943	24,736,990	528,252	6,401,586	38,999,154	61,840,293	5,655,542
UltraShort Dow30SM	7,323,228	15,243,083	3,048,617	25,303,517	22,754,120	508,103	5,694,025	35,580,835	55,311,047	5,285,360
UltraShort MidCap400	881,354	1,827,332	365,466	3,033,372	2,731,619	60,911	684,321	4,272,597	6,646,179	634,182
UltraShort Russell2000	10,301,893	12,923,982	2,584,796	21,453,811	23,882,181	430,799	6,874,144	38,694,253	65,313,693	5,163,378
UltraShort SmallCap600	141,381	331,987	66,397	551,099	475,259	11,066	114,956	737,194	1,123,130	112,093
UltraPro Short S&P500®	12,251,525	18,120,303	3,624,061	30,079,703	31,025,745	604,010	8,541,803	49,684,415	81,708,307	6,874,001
UltraPro Short QQQ®	3,538,445	5,477,310	1,095,462	9,092,335	9,193,393	182,577	2,499,531	14,674,841	23,956,391	2,050,356
UltraPro Short Dow30SM	2,635,410	2,092,344	418,469	3,473,291	4,951,519	69,745	1,596,684	8,280,230	14,928,118	997,193
UltraPro Short MidCap400	300,495	369,995	73,999	614,192	689,955	12,333	199,580	1,119,358	1,894,886	148,748
UltraPro Short Russell2000	3,332,507	2,040,781	408,156	3,387,697	5,684,088	68,026	1,938,358	9,663,765	17,989,427	1,099,625
UltraShort Russell1000 Value	69,182	78,807	15,761	130,820	152,764	2,627	45,099	249,205	426,903	32,547
UltraShort Russell1000 Growth	66,625	102,972	20,594	170,933	172,948	3,432	47,042	276,097	450,835	38,563
UltraShort Russell MidCap Value	45,066	75,770	15,154	125,778	122,822	2,526	32,636	194,915	313,929	27,717
UltraShort Russell MidCap Growth	62,496	106,464	21,293	176,730	171,649	3,549	45,443	272,151	437,376	38,805
UltraShort Russell2000 Value	111,414	295,240	59,048	490,099	406,596	9,841	95,072	625,766	934,381	97,301
UltraShort Russell2000 Growth	242,506	425,807	85,161	706,840	678,166	14,194	178,027	1,072,963	1,715,792	153,966
Short Basic Materials	134,222	426,720	85,344	708,355	557,602	14,224	124,007	848,589	1,229,855	136,161
Short Financials	590,983	4,371,850	874,370	7,257,271	4,833,385	145,728	878,405	7,060,348	9,071,471	1,264,325
Short Oil & Gas	61,388	257,835	51,567	428,006	314,812	8,595	65,072	471,672	654,406	78,988
Short Real Estate	347,079	1,995,431	399,086	3,312,416	2,292,819	66,514	439,597	3,383,656	4,488,487	589,961
Short KBW Regional Banking	105,693	307,355	61,471	510,209	411,737	10,245	93,827	630,000	926,404	99,576
UltraShort Basic Materials	773,376	1,840,402	368,080	3,055,067	2,622,996	61,347	632,075	4,065,070	6,179,450	619,669
UltraShort Nasdaq Biotechnology	286,132	263,745	52,749	437,817	572,489	8,792	178,232	947,769	1,674,422	118,021
UltraShort Consumer Goods	62,497	145,627	29,125	241,742	209,012	4,854	50,665	324,371	494,822	49,251
UltraShort Consumer Services	136,127	282,224	56,445	468,492	421,894	9,407	105,693	659,897	1,026,500	97,947
UltraShort Financials	5,442,056	8,365,459	1,673,092	13,886,662	14,083,413	278,849	3,836,423	22,491,563	36,758,593	3,137,798
UltraShort Health Care	224,574	295,650	59,130	490,778	533,890	9,855	151,707	862,061	1,444,200	116,268
UltraShort Industrials	297,712	315,532	63,106	523,784	634,879	10,518	190,927	1,040,944	1,802,486	133,761
UltraShort Oil & Gas	970,201	3,219,123	643,825	5,343,745	4,158,988	107,304	914,317	6,313,416	9,087,285	1,020,133
UltraShort Real Estate	2,027,529	5,984,750	1,196,950	9,934,684	7,983,061	199,492	1,811,731	12,203,684	17,901,511	1,933,854
UltraShort Semiconductors	319,818	262,219	52,444	435,283	608,809	8,741	194,871	1,015,912	1,823,767	123,227
UltraShort Technology	349,525	518,760	103,752	861,142	886,858	17,292	243,931	1,419,857	2,333,711	196,589
UltraShort Telecommunications	83,698	89,073	17,815	147,862	178,837	2,969	53,725	293,135	507,282	37,703
UltraShort Utilities	107,618	187,377	37,475	311,046	299,441	6,246	78,792	474,040	759,100	67,903
UltraPro Short Financials	110,949	40,711	8,142	67,579	163,262	1,357	60,903	285,426	558,981	29,348
Short MSCI EAFE	2,112,254	8,797,469	1,759,494	14,603,799	10,761,335	293,249	2,229,123	16,130,489	22,408,099	2,698,035
Short MSCI Emerging Markets	4,198,725	12,455,825	2,491,165	20,676,670	16,591,179	415,194	3,760,139	25,355,110	37,162,805	4,021,342
Short FTSE China 25	416,047	628,861	125,772	1,043,910	1,066,492	20,962	291,872	1,705,246	2,794,540	237,036
UltraShort MSCI EAFE	1,134,606	625,410	125,082	1,038,181	1,869,027	20,847	650,691	3,197,642	6,022,994	355,878
UltraShort MSCI Emerging Markets	3,000,551	2,980,863	596,173	4,948,232	6,208,628	99,362	1,897,724	10,225,632	17,874,412	1,294,988
UltraShort MSCI Europe	7,036,494	5,627,664	1,125,533	9,341,923	13,259,711	187,589	4,268,602	22,162,915	39,918,130	2,673,459
November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 305

Fund Name	Barclays Capital, Inc., 0.20%, dated 11/30/12, due 12/03/12 (1)	BNP Paribas Securities Corp., 0.20%, dated 11/30/12, due 12/03/12 (2)	BNP Paribas Securities Corp., 0.21%, dated 11/30/12, due 12/03/12 (3)	BNP Paribas Securities Corp., 0.22%, dated 11/30/12, due 12/03/12 (4)	Credit Suisse (USA) LLC, 0.19%, dated 11/30/12, due 12/03/12 (5)	Credit Suisse (USA) LLC, 0.22%, dated 11/30/12, due 12/03/12 (6)	ING Financial Markets LLC, 0.23%, dated 11/30/12, due 12/03/12 (7)	JPMorgan Securities, Inc., 0.21%, dated 11/30/12, due 12/03/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.20%, dated 11/30/12, due 12/03/12 (9)	UBS Securities LLC, 0.20%, dated 11/30/12, due 12/03/12 (10)
UltraShort MSCI Pacific ex-Japan	$130,329	$80,941	$16,188	$134,362	$223,372	$2,698	$75,956	$379,439	$705,192	$43,307
UltraShort MSCI Brazil	685,522	746,360	149,272	1,238,958	1,480,785	24,879	442,276	2,423,317	4,179,509	313,283
UltraShort FTSE China 25	3,073,110	5,715,373	1,143,075	9,487,519	8,898,649	190,512	2,298,605	14,022,810	22,211,543	2,036,283
UltraShort MSCI Japan	308,436	449,775	89,955	746,627	774,968	14,993	214,188	1,242,275	2,047,631	171,346
UltraShort MSCI Mexico Investable Market	52,063	87,771	17,554	145,700	142,117	2,926	37,734	225,492	363,013	32,082
Short 7-10 Year Treasury	56,594	951,840	190,368	1,580,054	971,497	31,728	155,209	1,387,023	1,650,703	263,256
Short 20+ Year Treasury	18,821,965	47,211,749	9,442,350	78,371,503	66,146,617	1,573,725	15,705,882	102,161,425	153,942,741	15,726,794
Short High Yield	518,133	3,486,762	697,352	5,788,025	3,907,338	116,225	723,968	5,728,461	7,445,520	1,016,160
Short Investment Grade Corporate	28,939	324,547	64,910	538,749	342,063	10,818	57,742	493,019	606,226	91,370
UltraShort 3-7 Year Treasury	29,475	408,151	81,630	677,531	422,421	13,605	69,158	605,609	731,260	113,754
UltraShort 7-10 Year Treasury	5,655,814	17,942,545	3,588,509	29,784,625	23,459,414	598,085	5,220,246	35,706,340	51,766,898	5,727,315
UltraShort 20+ Year Treasury	116,267,629	156,269,432	31,253,886	259,407,257	279,465,077	5,208,981	78,969,739	450,583,471	752,399,499	61,049,788
UltraShort TIPS	66,314	297,768	59,554	494,295	358,430	9,926	72,859	535,177	735,137	90,456
UltraPro Short 20+ Year Treasury	858,148	1,276,893	255,378	2,119,640	2,180,491	42,563	599,327	3,490,333	5,734,445	483,529
Ultra Russell3000	54,027	139,557	27,911	231,664	193,722	4,652	45,621	298,632	447,805	46,221
Ultra S&P500®	1,923,567	26,801,472	5,360,294	44,490,443	27,725,067	893,382	4,535,313	39,742,727	47,964,876	7,467,654
Ultra QQQ®	2,575,942	4,307,063	861,413	7,149,724	6,997,611	143,569	1,862,246	11,109,297	17,908,766	1,577,873
Ultra Dow30SM	1,117,464	5,166,223	1,033,245	8,575,929	6,181,617	172,207	1,247,562	9,216,347	12,605,716	1,563,903
Ultra MidCap400	2,527,150	16,794,939	3,358,988	27,879,599	18,855,992	559,831	3,502,900	27,658,149	36,004,754	4,899,843
Ultra Russell2000	1,719,915	3,187,762	637,552	5,291,684	4,969,836	106,259	1,284,992	7,833,505	12,415,000	1,136,722
Ultra SmallCap600	30,458	642,532	128,506	1,066,604	647,115	21,418	100,900	920,163	1,079,441	176,418
UltraPro S&P500®	2,784,828	13,731,589	2,746,318	22,794,437	16,222,610	457,720	3,223,293	24,110,510	32,671,390	4,125,895
UltraPro QQQ®	5,086,006	9,213,868	1,842,774	15,295,022	14,493,480	307,129	3,771,519	22,881,003	36,400,700	3,304,698
UltraPro Dow30SM	2,307,490	946,893	189,379	1,571,842	3,491,043	31,563	1,279,997	6,069,795	11,772,482	637,087
UltraPro MidCap400	310,637	608,238	121,648	1,009,675	928,606	20,275	236,417	1,458,144	2,289,948	213,969
UltraPro Russell2000	2,286,025	2,267,409	453,482	3,763,900	4,726,708	75,580	1,445,334	7,785,764	13,612,646	985,647
Ultra Russell1000 Value	50,706	114,130	22,826	189,455	165,741	3,804	40,570	257,811	395,567	38,887
Ultra Russell1000 Growth	75,191	430,390	86,078	714,447	494,903	14,346	94,981	730,501	969,599	127,303
Ultra Russell MidCap Value	73,168	328,853	65,771	545,897	395,771	10,962	80,431	590,904	811,572	99,888
Ultra Russell MidCap Growth	43,563	398,318	79,664	661,208	428,839	13,277	74,891	621,848	780,235	113,478
Ultra Russell2000 Value	128,615	249,238	49,848	413,735	382,001	8,308	97,539	600,264	944,315	87,899
Ultra Russell2000 Growth	30,906	233,100	46,620	386,946	257,031	7,770	46,533	375,188	480,957	67,312
Ultra Basic Materials	599,899	787,898	157,580	1,307,910	1,424,389	26,263	405,002	2,300,319	3,855,127	310,089
Ultra Nasdaq Biotechnology	453,252	628,711	125,742	1,043,661	1,108,073	20,957	310,454	1,782,557	2,961,746	243,199
Ultra Consumer Goods	41,748	207,011	41,402	343,637	244,300	6,900	48,475	362,988	491,479	62,161
Ultra Consumer Services	28,365	24,024	4,805	39,880	54,729	801	17,386	91,126	162,879	11,133
Ultra Financials	4,928,297	2,481,182	496,236	4,118,762	7,893,815	82,706	2,794,973	13,575,528	25,816,403	1,483,031
Ultra Health Care	219,588	403,649	80,730	670,057	631,327	13,455	163,614	995,674	1,580,165	144,237
Ultra Industrials	503,206	881,839	176,368	1,463,853	1,405,571	29,395	369,182	2,224,131	3,557,791	319,025
Ultra Oil & Gas	872,169	3,169,025	633,805	5,260,581	4,001,258	105,634	858,621	6,042,385	8,572,663	990,434
Ultra Real Estate	9,674,506	11,583,985	2,316,797	19,229,415	21,900,277	386,133	6,381,784	35,600,533	60,525,120	4,701,479
Ultra KBW Regional Banking	26,362	59,782	11,956	99,237	86,594	1,993	21,152	134,630	206,309	20,334
Ultra Semiconductors	362,617	568,072	113,614	942,999	948,582	18,936	257,051	1,512,881	2,464,948	211,922
Ultra Technology	732,964	3,066,450	613,290	5,090,307	3,747,293	102,215	775,342	5,615,608	7,795,798	939,882
Ultra Telecommunications	7,718	52,019	10,404	86,351	58,280	1,734	10,795	85,438	111,026	15,158
Ultra Utilities	73,355	318,928	63,786	529,420	386,512	10,631	79,201	578,060	797,859	97,272
UltraPro Financials	126,463	10,387	2,077	17,240	151,732	346	64,617	277,314	584,321	23,845

306 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.20%, dated 11/30/12, due 12/03/12 (1)	BNP Paribas Securities Corp., 0.20%, dated 11/30/12, due 12/03/12 (2)	BNP Paribas Securities Corp., 0.21%, dated 11/30/12, due 12/03/12 (3)	BNP Paribas Securities Corp., 0.22%, dated 11/30/12, due 12/03/12 (4)	Credit Suisse (USA) LLC, 0.19%, dated 11/30/12, due 12/03/12 (5)	Credit Suisse (USA) LLC, 0.22%, dated 11/30/12, due 12/03/12 (6)	ING Financial Markets LLC, 0.23%, dated 11/30/12, due 12/03/12 (7)	JPMorgan Securities, Inc., 0.21%, dated 11/30/12, due 12/03/12 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.20%, dated 11/30/12, due 12/03/12 (9)	UBS Securities LLC, 0.20%, dated 11/30/12, due 12/03/12 (10)
Ultra MSCI EAFE	$180,001	$418,164	$83,633	$694,153	$600,779	$13,939	$145,756	$932,554	$1,423,312	$141,510
Ultra MSCI Emerging Markets	983,418	1,875,371	375,074	3,113,116	2,891,907	62,512	741,758	4,549,282	7,175,925	664,003
Ultra MSCI Europe	105,908	248,806	49,761	413,018	356,125	8,294	86,128	552,383	841,501	84,000
Ultra MSCI Pacific ex-Japan	80,348	191,679	38,336	318,188	272,963	6,389	65,731	422,965	642,697	64,507
Ultra MSCI Brazil	461,171	345,390	69,078	573,347	846,672	11,513	276,637	1,421,292	2,581,838	168,965
Ultra FTSE China 25	908,047	1,520,801	304,160	2,524,529	2,469,132	50,693	656,797	3,919,499	6,316,719	556,888
Ultra MSCI Japan	184,369	678,915	135,783	1,127,000	854,427	22,631	182,706	1,289,322	1,825,402	211,773
Ultra MSCI Mexico Investable Market	58,822	55,440	11,088	92,031	118,854	1,848	36,803	196,465	346,008	24,587
Ultra 7-10 Year Treasury	748,238	19,496,417	3,899,283	32,364,052	19,438,170	649,881	2,973,641	27,554,052	31,961,817	5,323,751
Ultra 20+ Year Treasury	103,805	474,575	94,915	787,795	569,144	15,819	115,179	849,027	1,163,165	143,853
Ultra High Yield	34,556	296,004	59,201	491,367	321,133	9,867	56,745	466,662	589,640	84,694
Ultra Investment Grade Corporate	15,803	265,169	53,034	440,180	270,686	8,839	43,257	386,482	460,029	73,347
30 Year TIPS/TSY Spread	1,068	14,697	2,939	24,397	15,218	490	2,495	21,821	26,362	4,098
Short 30 Year TIPS/TSY Spread	62,989	25,088	5,018	41,647	94,572	836	34,840	164,678	320,247	17,189
UltraPro 10 Year TIPS/TSY Spread	1,865	12,547	2,509	20,829	14,062	418	2,606	20,616	26,797	3,657
UltraPro Short 10 Year TIPS/TSY Spread	11,748	14,022	2,805	23,276	26,551	467	7,744	43,171	73,432	5,698
	$300,000,000	$750,000,000	$150,000,000	$1,245,000,000	$1,051,914,612	$25,000,000	$250,000,000	$1,625,000,000	$2,450,000,000	$250,000,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2012 as follows:

(1)  U.S. Treasury Notes, 0.25% to 0.63%, due 09/30/14 to 08/31/17, which had an aggregate value of $306,000,070.

(2)  U.S. Treasury Notes, 0.25% to 2.13%, due 02/28/14 to 05/15/22, which had an aggregate value of $765,042,757.

(3)  U.S. Treasury Note, 1.38%, due 01/15/20, which had an aggregate value of $153,000,074.

(4)  Federal Farm Credit Bank, 0%, due 06/22/15; Federal Home Loan Bank, 0% to 1.63%, due 03/01/13 to 05/27/14; Federal Home Loan Mortgage Corp., 0% to 0.50%, due 12/28/12 to 11/27/15; Federal National Mortgage Association, 1.00% to 4.63%, due 09/23/13 to 11/15/16; U.S. Treasury Note, 1.00%, due 11/30/19, which had an aggregate value of $1,269,900,043.

(5)  U.S. Treasury Bonds, 0.75% to 3.88%, due 01/15/25 to 02/15/42, which had an aggregate value of $1,072,968,001.

(6)  U.S. Treasury Bond, 3.88%, due 04/15/29, which had an aggregate value of $25,509,993.

(7)  Federal Home Loan Mortgage Corp., 0.38% to 3.00%, due 11/27/13 to 08/08/19; Federal National Mortgage Association, 0.50% to 0.76%, due 03/13/15 to 10/22/15, which had an aggregate value of $255,004,506.

(8)  U.S. Treasury Bonds, 0%, due 02/15/13 to 08/15/42, which had an aggregate value of $1,657,506,257.

(9)  U.S. Treasury Bill, 0%, due 05/16/13; U.S. Treasury Bond, 3.13%, due 02/15/42; U.S. Treasury Notes, 0.25% to 2.25%, due 08/15/14 to 11/15/21, which had an aggregate value of $2,499,000,089.

(10)  U.S. Treasury Notes, 0.50% to 0.63%, due 07/31/17 to 11/30/17, which had an aggregate value of $255,000,078.

Real Estate Investment Trusts ("REITs")

The Funds may invest in equity or mortgage REITs. Equity REITs invest primarily in real property while mortgage REITs invest in construction, development and long-term mortgage loans. The value of a REIT investment may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act.

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Covered Bonds

The ProShares USD Covered Bond generally invests in debt securities, primarily Covered Bonds — debt instruments that are issued by a financial institution and are secured by a segregated pool of financial assets, typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents.

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 307

Sovereign/Sub-Sovereign Debt Securities

The ProShares German Sovereign/Sub-Sovereign ETF generally invests in fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-indexed bonds issued by the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statements of Operations.

Accounting for Derivatives Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective.

Currently, the Advisor has claimed an exclusion from registration as a commodity pool operator and commodity trading advisor under the Commodity Exchange Act ("CEA"). On February 9, 2012, the Commodity Futures Trading Commission ("CFTC") adopted amendments to its rules that will likely affect the ability of the Advisor and certain Funds to continue to claim this exclusion after December 31, 2012. If a Fund were no longer able to claim the exclusion, certain Funds and the Advisor would be subject to regulation under the CEA. In addition, the CFTC, in conjunction with other federal regulators, also recently proposed stricter margin requirements for certain swap transactions. If adopted, the proposed requirements could increase the amount of margin necessary to conduct many swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions. The CFTC amendments and/or the rule proposals may affect the ability of the Funds to use swap agreements (as well as futures contracts and options on futures contracts or commodities) and may substantially increase regulatory compliance costs for the Advisor and the Funds. As of the date of this report, the ultimate impact of the CFTC amendments and/or the rule proposals on the Funds is uncertain. It is possible, however, that the amendments may adversely affect the Advisor's ability to manage the Funds, may impair the Funds' ability to achieve their investment objective and/or may result in reduced returns to Fund investors.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and the ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each Fund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying securities or index. The extent of the Fund's loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility

308 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Swap Agreements

Each Fund other than the ProShares USD Covered Bond and the ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the index, or to a component of the index.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A Fund will not enter into any swap agreement unless the Advisor believes that the counterparty to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 309

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2012

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements
		USD Covered Bond	—		USD Covered Bond	—
		German Sovereign/ Sub-Sovereign ETF	—		German Sovereign/ Sub-Sovereign ETF	—
		Credit Suisse 130/30	$1,882,730		Credit Suisse 130/30	$286,822
		Hedge Replication ETF	36,825		Hedge Replication ETF	30,270
		RAFI® Long/Short	152,228		RAFI® Long/Short	1,856,391
		Short S&P500®	15,556,002		Short S&P500®	2,340,779
		Short QQQ®	2,129,117		Short QQQ®	7,975,044
		Short Dow30SM	2,006,516		Short Dow30SM	6,067,404
		Short MidCap400	17,127		Short MidCap400	1,615,071
		Short Russell2000	1,468,785		Short Russell2000	6,269,551
		Short SmallCap600	67,936		Short SmallCap600	30,792
		UltraShort Russell3000	381		UltraShort Russell3000	268,532
		UltraShort S&P500®	32,283,038		UltraShort S&P500®	5,017,655
		UltraShort QQQ®	7,103,642		UltraShort QQQ®	20,814,387
		UltraShort Dow30SM	3,180,016		UltraShort Dow30SM	10,401,492
		UltraShort MidCap400	1,369		UltraShort MidCap400	3,062,181
		UltraShort Russell2000	720,262		UltraShort Russell2000	36,480,393
		UltraShort SmallCap600	129,775		UltraShort SmallCap600	358,036
		UltraPro Short S&P500®	4,971,207		UltraPro Short S&P500®	59,403,683
		UltraPro Short QQQ®	363,337		UltraPro Short QQQ®	9,186,271
		UltraPro Short Dow30SM	2,221,502		UltraPro Short Dow30SM	7,962,800
		UltraPro Short MidCap400	169,672		UltraPro Short MidCap400	641,586
		UltraPro Short Russell2000	396,581		UltraPro Short Russell2000	12,281,519
		UltraShort Russell1000 Value	276		UltraShort Russell1000 Value	71,720
		UltraShort Russell1000 Growth	—		UltraShort Russell1000 Growth	49,846
		UltraShort Russell MidCap Value	6,489		UltraShort Russell MidCap Value	172,777
		UltraShort Russell MidCap Growth	—		UltraShort Russell MidCap Growth	197,088
		UltraShort Russell2000 Value	21,620		UltraShort Russell2000 Value	456,075
		UltraShort Russell2000 Growth	23,239		UltraShort Russell2000 Growth	562,286
		Short Basic Materials	279,603		Short Basic Materials	4,068
		Short Financials	205,421		Short Financials	1,762,299
		Short Oil & Gas	154,632		Short Oil & Gas	18,897
		Short Real Estate	288,503		Short Real Estate	263,837

310 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements
		Short KBW Regional Banking	$18,732		Short KBW Regional Banking	$120,952
		UltraShort Basic Materials	1,836,595		UltraShort Basic Materials	277,488
		UltraShort Nasdaq Biotechnology	—		UltraShort Nasdaq Biotechnology	1,073,333
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	164,550
		UltraShort Consumer Services	—		UltraShort Consumer Services	595,646
		UltraShort Financials	1,272,950		UltraShort Financials	7,740,822
		UltraShort Health Care	1,250		UltraShort Health Care	937,359
		UltraShort Industrials	23,026		UltraShort Industrials	596,849
		UltraShort Oil & Gas	2,137,515		UltraShort Oil & Gas	2,678,601
		UltraShort Real Estate	723,194		UltraShort Real Estate	4,662,340
		UltraShort Semiconductors	3,892,238		UltraShort Semiconductors	—
		UltraShort Technology	347,712		UltraShort Technology	92,332
		UltraShort Telecommunications	186		UltraShort Telecommunications	235,640
		UltraShort Utilities	15,253		UltraShort Utilities	424,353
		UltraPro Short Financials	—		UltraPro Short Financials	49,111
		Short MSCI EAFE	—		Short MSCI EAFE	38,597,899
		Short MSCI Emerging Markets	3,045,710		Short MSCI Emerging Markets	54,633,018
		Short FTSE China 25	410,553		Short FTSE China 25	2,694,397
		UltraShort MSCI EAFE	179,402		UltraShort MSCI EAFE	7,524,582
		UltraShort MSCI Emerging Markets	—		UltraShort MSCI Emerging Markets	36,382,224
		UltraShort MSCI Europe	—		UltraShort MSCI Europe	83,929,358
		UltraShort MSCI Pacific ex-Japan	49,394		UltraShort MSCI Pacific ex-Japan	767,876
		UltraShort MSCI Brazil	745,421		UltraShort MSCI Brazil	1,797,606
		UltraShort FTSE China 25	1,259,657		UltraShort FTSE China 25	19,733,188
		UltraShort MSCI Japan	60,339		UltraShort MSCI Japan	1,586,816
		UltraShort MSCI Mexico Investable Market	—		UltraShort MSCI Mexico Investable Market	416,151
		Short 7-10 Year Treasury	—		Short 7-10 Year Treasury	1,144,413
		Short 20+ Year Treasury	—		Short 20+ Year Treasury	166,065,521
		Short High Yield	—		Short High Yield	7,233,685
		Short Investment Grade Corporate	—		Short Investment Grade Corporate	627,975
		UltraShort 3-7 Year Treasury	—		UltraShort 3-7 Year Treasury	270,397
		UltraShort 7-10 Year Treasury	—		UltraShort 7-10 Year Treasury	56,371,218
		UltraShort 20+ Year Treasury	—		UltraShort 20+ Year Treasury	922,769,549
		UltraShort TIPS	—		UltraShort TIPS	1,022,707

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 311

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements
		UltraPro Short 20+ Year Treasury	—		UltraPro Short 20+ Year Treasury	$1,237,535
		Ultra Russell3000	$1,312,745		Ultra Russell3000	—
		Ultra S&P500®	27,789,743		Ultra S&P500®	5,495,834
		Ultra QQQ®	17,178,557		Ultra QQQ®	13,784,171
		Ultra Dow30SM	13,534,290		Ultra Dow30SM	633,379
		Ultra MidCap400	17,115,643		Ultra MidCap400	13,581
		Ultra Russell2000	11,734,852		Ultra Russell2000	8,325,123
		Ultra SmallCap600	51,142		Ultra SmallCap600	222,513
		UltraPro S&P500®	41,809,772		UltraPro S&P500®	369,948
		UltraPro QQQ®	53,479,017		UltraPro QQQ®	—
		UltraPro Dow30SM	9,370,510		UltraPro Dow30SM	137,144
		UltraPro MidCap400	4,549,483		UltraPro MidCap400	251,679
		UltraPro Russell2000	16,612,133		UltraPro Russell2000	4,673
		Ultra Russell1000 Value	1,339,306		Ultra Russell1000 Value	29,904
		Ultra Russell1000 Growth	681,558		Ultra Russell1000 Growth	4,333
		Ultra Russell MidCap Value	631,600		Ultra Russell MidCap Value	36,927
		Ultra Russell MidCap Growth	1,364,925		Ultra Russell MidCap Growth	9,936
		Ultra Russell2000 Value	1,009,469		Ultra Russell2000 Value	35,271
		Ultra Russell2000 Growth	251,712		Ultra Russell2000 Growth	20,620
		Ultra Basic Materials	23,120,493		Ultra Basic Materials	—
		Ultra Nasdaq Biotechnology	3,763,755		Ultra Nasdaq Biotechnology	—
		Ultra Consumer Goods	2,956,281		Ultra Consumer Goods	10,867
		Ultra Consumer Services	3,227,406		Ultra Consumer Services	—
		Ultra Financials	76,598,154		Ultra Financials	8,641,479
		Ultra Health Care	3,976,256		Ultra Health Care	293,869
		Ultra Industrials	2,859,637		Ultra Industrials	35,506
		Ultra Oil & Gas	8,793,620		Ultra Oil & Gas	3,914,258
		Ultra Real Estate	52,315,936		Ultra Real Estate	—
		Ultra KBW Regional Banking	141,313		Ultra KBW Regional Banking	341
		Ultra Semiconductors	—		Ultra Semiconductors	2,672,016
		Ultra Technology	6,020,624		Ultra Technology	2,324,717
		Ultra Telecommunications	298,686		Ultra Telecommunications	318,982
		Ultra Utilities	614,556		Ultra Utilities	74,783
		UltraPro Financials	—		UltraPro Financials	116,339
		Ultra MSCI EAFE	2,329,996		Ultra MSCI EAFE	—
		Ultra MSCI Emerging Markets	1,957,783		Ultra MSCI Emerging Markets	591,775
		Ultra MSCI Europe	1,303,776		Ultra MSCI Europe	—
		Ultra MSCI Pacific ex-Japan	556,271		Ultra MSCI Pacific ex-Japan	—

312 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized appreciation on swap agreements			Net assets consist of: net unrealized appreciation (depreciation) on: futures contracts, Unrealized depreciation on swap agreements
		Ultra MSCI Brazil	$189,986		Ultra MSCI Brazil	$4,580,516
		Ultra FTSE China 25	1,723,662		Ultra FTSE China 25	3,505,447
		Ultra MSCI Japan	1,094,466		Ultra MSCI Japan	504,928
		Ultra MSCI Mexico Investable Market	961,849		Ultra MSCI Mexico Investable Market	—
		Ultra 7-10 Year Treasury	12,828,651		Ultra 7-10 Year Treasury	1,603,149
		Ultra 20+ Year Treasury	445,155		Ultra 20+ Year Treasury	106,702
		Ultra High Yield	739,971		Ultra High Yield	—
		Ultra Investment Grade Corporate	1,164,263		Ultra Investment Grade Corporate	—
		30 Year TIPS/TSY Spread	101,310		30 Year TIPS/TSY Spread	421,013
		Short 30 Year TIPS/TSY Spread	229,134		Short 30 Year TIPS/TSY Spread	672,176
		UltraPro 10 Year TIPS/TSY Spread	645,064		UltraPro 10 Year TIPS/TSY Spread	231,700
		UltraPro Short 10 Year TIPS/TSY Spread	615,298		UltraPro Short 10 Year TIPS/TSY Spread	102,200

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedule of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the six months ended November 30, 2012

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements	Net realized gain (loss) on Futures contracts and Swap agreements, Change in net unrealized appreciation (depreciation) on Futures contracts and Swap agreements	USD Covered Bond	—	—
		German Sovereign/Sub-Sovereign ETF	—	—
		Credit Suisse 130/30	$(681,661)	$1,144,563
		Hedge Replication ETF	(29,960)	231,261
		RAFI® Long/Short	—	(881,336)
		Short S&P500®	(176,843,447)	(13,863,213)
		Short QQQ®	(6,244,175)	(11,675,101)
		Short Dow30SM	(10,502,635)	(9,362,083)
		Short MidCap400	(359,920)	(2,390,084)

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 313

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements	Net realized gain (loss) on Futures contracts and Swap agreements, Change in net unrealized appreciation (depreciation) on Futures contracts and Swap agreements	Short Russell2000	$(23,146,871)	$(26,467,821)
		Short SmallCap600	(1,570,672)	(405,645)
		UltraShort Russell3000	(80,275)	(249,140)
		UltraShort S&P500®	(471,266,613)	100,205,309
		UltraShort QQQ®	(33,579,945)	(46,797,443)
		UltraShort Dow30SM	(34,087,365)	(3,560,336)
		UltraShort MidCap400	(2,877,643)	(6,184,781)
		UltraShort Russell2000	(32,894,520)	(45,943,862)
		UltraShort SmallCap600	(2,385,079)	(1,861,045)
		UltraPro Short S&P500®	(60,500,516)	(95,051,904)
		UltraPro Short QQQ®	(24,858,183)	(6,753,382)
		UltraPro Short Dow30SM	(5,044,516)	(10,479,864)
		UltraPro Short MidCap400	(3,443,138)	171,650
		UltraPro Short Russell2000	(8,416,464)	(13,418,002)
		UltraShort Russell1000 Value	(152,079)	(263,592)
		UltraShort Russell1000 Growth	(235,454)	(146,338)
		UltraShort Russell MidCap Value	(157,218)	(195,826)
		UltraShort Russell MidCap Growth	(102,475)	(264,136)
		UltraShort Russell2000 Value	(491,242)	(585,175)
		UltraShort Russell2000 Growth	30,502	(1,588,171)
		Short Basic Materials	(218,328)	(657,576)
		Short Financials	(3,534,305)	(8,853,251)
		Short Oil & Gas	(177,499)	(706,859)
		Short Real Estate	(1,581,804)	(546,468)
		Short KBW Regional Banking	(117,177)	(135,543)
		UltraShort Basic Materials	(2,575,982)	(7,468,197)
		UltraShort Nasdaq Biotechnology	(575,179)	(632,561)
		UltraShort Consumer Goods	(426,385)	(108,780)
		UltraShort Consumer Services	(2,627,052)	480,826
		UltraShort Financials	(16,661,003)	(46,154,093)
		UltraShort Health Care	(343,620)	(862,733)
		UltraShort Industrials	(723,407)	(968,914)
		UltraShort Oil & Gas	2,974,742	(19,271,069)
		UltraShort Real Estate	(24,975,996)	6,115,363
		UltraShort Semiconductors	(151,041)	897,802
		UltraShort Technology	771,656	(1,486,324)
		UltraShort Telecommunications	(162,252)	(274,342)
		UltraShort Utilities	(133,338)	(3,612)
		UltraPro Short Financials	(955,237)	(49,111)
		Short MSCI EAFE	—	(38,233,647)
		Short MSCI Emerging Markets	(2,317,807)	(38,440,717)
		Short FTSE China 25	—	(1,682,352)
		UltraShort MSCI EAFE	—	(6,880,865)

314 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements	Net realized gain (loss) on Futures contracts and Swap agreements, Change in net unrealized appreciation (depreciation) on Futures contracts and Swap agreements	UltraShort MSCI Emerging Markets	—	$(40,114,906)
		UltraShort MSCI Europe	$(37,277,666)	(73,618,928)
		UltraShort MSCI Pacific ex-Japan	(714,177)	(217,393)
		UltraShort MSCI Brazil	12,288	(1,845,392)
		UltraShort FTSE China 25	(7,519,808)	(51,986,643)
		UltraShort MSCI Japan	578,122	(2,312,413)
		UltraShort MSCI Mexico Investable Market	(857,940)	146,166
		Short 7-10 Year Treasury	(10,116)	(234,718)
		Short 20+ Year Treasury	(20,491,131)	12,508,953
		Short High Yield	—	(4,445,349)
		Short Investment Grade Corporate	—	(246,274)
		UltraShort 3-7 Year Treasury	—	(98,652)
		UltraShort 7-10 Year Treasury	(501,824)	(9,955,355)
		UltraShort 20+ Year Treasury	(182,391,940)	116,479,583
		UltraShort TIPS	—	(234,164)
		UltraPro Short 20+ Year Treasury	(1,228,804)	277,626
		Ultra Russell3000	(177,366)	817,752
		Ultra S&P500®	173,317,636	(33,463,542)
		Ultra QQQ®	71,078,306	(14,667,743)
		Ultra Dow30SM	(2,142,630)	19,269,787
		Ultra MidCap400	(5,476,033)	16,152,085
		Ultra Russell2000	(19,222,176)	10,258,376
		Ultra SmallCap600	3,341,087	(708,593)
		UltraPro S&P500®	(1,464,944)	49,117,450
		UltraPro QQQ®	(19,895,280)	47,269,391
		UltraPro Dow30SM	(1,315,862)	9,265,253
		UltraPro MidCap400	(1,746,470)	5,123,139
		UltraPro Russell2000	(4,679,692)	15,894,343
		Ultra Russell1000 Value	(21,501)	809,028
		Ultra Russell1000 Growth	2,086,802	(810,317)
		Ultra Russell MidCap Value	263,861	596,669
		Ultra Russell MidCap Growth	(183,103)	1,164,787
		Ultra Russell2000 Value	1,021,514	59,377
		Ultra Russell2000 Growth	1,453,675	2,646
		Ultra Basic Materials	(7,199,027)	20,807,019
		Ultra Nasdaq Biotechnology	31,129	3,411,965
		Ultra Consumer Goods	161,349	1,411,139
		Ultra Consumer Services	901,927	903,158
		Ultra Financials	7,268,891	90,792,048
		Ultra Health Care	6,830,083	(1,132,270)
		Ultra Industrials	(1,079,499)	3,085,616
		Ultra Oil & Gas	11,740,587	22,095,109
		Ultra Real Estate	(28,280,855)	46,771,833

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 315

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond Index Futures contracts/Swap agreements	Net realized gain (loss) on Futures contracts and Swap agreements, Change in net unrealized appreciation (depreciation) on Futures contracts and Swap agreements	Ultra KBW Regional Banking	$372,847	$(260,595)
		Ultra Semiconductors	(4,881,945)	1,534,664
		Ultra Technology	(6,453,261)	3,997,215
		Ultra Telecommunications	502,062	(27,299)
		Ultra Utilities	157,375	74,813
		UltraPro Financials	1,358,662	(116,339)
		Ultra MSCI EAFE	—	2,940,753
		Ultra MSCI Emerging Markets	—	4,551,956
		Ultra MSCI Europe	—	1,391,082
		Ultra MSCI Pacific ex-Japan	(182,895)	753,824
		Ultra MSCI Brazil	(1,070,461)	1,305,307
		Ultra FTSE China 25	—	6,762,436
		Ultra MSCI Japan	—	1,781,457
		Ultra MSCI Mexico Investable Market	—	774,057
		Ultra 7-10 Year Treasury	20,173,711	(8,737,848)
		Ultra 20+ Year Treasury	8,545,400	(8,501,009)
		Ultra High Yield	—	818,581
		Ultra Investment Grade Corporate	(447)	479,103
		30 Year TIPS/TSY Spread	(655)	14,550
		Short 30 Year TIPS/TSY Spread	1,774	(248,371)
		UltraPro 10 Year TIPS/TSY Spread	(611,201)	665,138
		UltraPro Short 10 Year TIPS/TSY Spread	(861,820)	580,679

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2012, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Any available Tax Equalization will be applied first to Short Term Capital Gains, next to Long Term Capital Gains and then to Net Investment Income.

316 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2012 and October 31, 2011, were as follows:

	Year Ended October 31, 2012				Year Ended October 31, 2011
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
USD Covered Bond	$46,142	—	—	$46,142	—	—	—	—
German Sovereign/ Sub-Sovereign ETF	25,510	—	—	25,510	—	—	—	—
Credit Suisse 130/30	384,370	—	—	384,370	$876,172	—	—	$876,172
Hedge Replication ETF	—	—	—	—	—	—	—	—
RAFI® Long/Short	168,234	—	—	168,234	82,839	—	—	82,839
Short S&P500®	—	—	—	—	—	—	—	—
Short QQQ®	—	—	—	—	—	—	—	—
Short Dow30SM	—	—	—	—	—	—	—	—
Short MidCap400	—	—	—	—	—	—	—	—
Short Russell2000	—	—	—	—	—	—	—	—
Short SmallCap600	—	—	—	—	—	—	—	—
UltraShort Russell3000	—	—	—	—	—	—	—	—
UltraShort S&P500®	—	—	—	—	—	—	—	—
UltraShort QQQ®	—	—	—	—	—	—	—	—
UltraShort Dow30SM	—	—	—	—	—	—	—	—
UltraShort MidCap400	—	—	—	—	—	—	—	—
UltraShort Russell2000	—	—	—	—	—	—	—	—
UltraShort SmallCap600	—	—	—	—	—	—	—	—
UltraPro Short S&P500®	—	—	—	—	—	—	—	—
UltraPro Short QQQ®	—	—	—	—	—	—	—	—
UltraPro Short Dow30SM	—	—	—	—	—	—	—	—
UltraPro Short MidCap400	—	—	—	—	—	—	—	—
UltraPro Short Russell2000	—	—	—	—	—	—	—	—
UltraShort Russell1000 Value	—	—	—	—	—	—	—	—
UltraShort Russell1000 Growth	—	—	—	—	—	—	—	—
UltraShort Russell MidCap Value	—	—	—	—	—	—	—	—
UltraShort Russell MidCap Growth	—	—	—	—	—	—	—	—
UltraShort Russell2000 Value	—	—	—	—	—	—	—	—
UltraShort Russell2000 Growth	—	—	—	—	—	—	—	—
Short Basic Materials	—	—	—	—	—	—	—	—
Short Financials	—	—	—	—	—	—	—	—
Short Oil & Gas	—	—	—	—	—	—	—	—
Short Real Estate	—	—	—	—	—	—	—	—

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 317

	Year Ended October 31, 2012				Year Ended October 31, 2011
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Short KBW Regional Banking	—	—	—	—	—	—	—	—
UltraShort Basic Materials	—	—	—	—	—	—	—	—
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	—	—
UltraShort Consumer Goods	—	—	—	—	—	—	—	—
UltraShort Consumer Services	—	—	—	—	—	—	—	—
UltraShort Financials	—	—	—	—	—	—	—	—
UltraShort Health Care	—	—	—	—	—	—	—	—
UltraShort Industrials	—	—	—	—	—	—	—	—
UltraShort Oil & Gas	—	—	—	—	—	—	—	—
UltraShort Real Estate	—	—	—	—	—	—	—	—
UltraShort Semiconductors	—	—	—	—	—	—	—	—
UltraShort Technology	—	—	—	—	—	—	—	—
UltraShort Telecommunications	—	—	—	—	—	—	—	—
UltraShort Utilities	—	—	—	—	—	—	—	—
UltraPro Short Financials	—	—	—	—	—	—	—	—
Short MSCI EAFE	—	—	—	—	—	—	—	—
Short MSCI Emerging Markets	—	—	—	—	—	—	—	—
Short FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI EAFE	—	—	—	—	—	—	—	—
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	—	—
UltraShort MSCI Europe	—	—	—	—	—	—	—	—
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Brazil	—	—	—	—	—	—	—	—
UltraShort FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Short 7-10 Year Treasury	—	—	—	—	—	—	—	—
Short 20+ Year Treasury	—	—	—	—	—	—	—	—
Short High Yield	—	—	—	—	—	—	—	—
Short Investment Grade Corporate	—	—	—	—	—	—	—	—
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	—	—
318 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

	Year Ended October 31, 2012				Year Ended October 31, 2011
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort 7-10 Year Treasury	—	—	—	—	—	—	—	—
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—	—
UltraShort TIPS	—	—	—	—	—	—	—	—
UltraPro Short 20+ Year Treasury	—	—	—	—	—	—	—	—
Ultra Russell3000	—	—	—	—	—	—	—	—
Ultra S&P500®	$7,802,111	—	—	$7,802,111	$8,787,109	—	—	$8,787,109
Ultra QQQ®	—	—	—	—	—	—	—	—
Ultra Dow30SM	809,004	—	—	809,004	1,411,152	—	—	1,411,152
Ultra MidCap400	—	—	—	—	—	—	—	—
Ultra Russell2000	53,563	—	—	53,563	—	—	—	—
Ultra SmallCap600	16,606	—	—	16,606	14,181	—	—	14,181
UltraPro S&P500®	90,787	—	—	90,787	193,247	—	—	193,247
UltraPro QQQ®	—	—	—	—	—	—	—	—
UltraPro Dow30SM	213,744	—	—	213,744	138,486	—	—	138,486
UltraPro MidCap400	—	—	—	—	—	—	—	—
UltraPro Russell2000	21,602	—	—	21,602	—	—	—	—
Ultra Russell1000 Value	21,828	—	—	21,828	52,754	—	—	52,754
Ultra Russell1000 Growth	14,417	—	—	14,417	10,412	—	—	10,412
Ultra Russell MidCap Value	13,656	—	—	13,656	—	—	—	—
Ultra Russell MidCap Growth	—	—	—	—	—	—	—	—
Ultra Russell2000 Value	18,297	—	—	18,297	39,950	—	—	39,950
Ultra Russell2000 Growth	—	—	—	—	—	—	—	—
Ultra Basic Materials	469,016	—	—	469,016	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	—	—	—	—	—	—
Ultra Consumer Goods	63,974	—	—	63,974	6,101	—	—	6,101
Ultra Consumer Services	—	—	—	—	—	—	—	—
Ultra Financials	4,920,685	—	—	4,920,685	2,651,681	—	—	2,651,681
Ultra Health Care	255,790	—	—	255,790	306,351	—	—	306,351
Ultra Industrials	74,365	—	—	74,365	64,812	—	—	64,812
Ultra Oil & Gas	409,437	—	—	409,437	496,122	—	—	496,122
Ultra Real Estate	3,179,284	—	—	3,179,284	4,748,348	—	—	4,748,348
Ultra KBW Regional Banking	30,909	—	—	30,909	16,575	—	$1,175	17,750
Ultra Semiconductors	171,508	—	—	171,508	1,944	—	—	1,944
Ultra Technology	—	—	—	—	—	—	—	—
Ultra Telecommunications	12,491	—	—	12,491	28,199	—	—	28,199
Ultra Utilities	306,096	—	—	306,096	383,720	—	—	383,720

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 319

	Year Ended October 31, 2012				Year Ended October 31, 2011
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraPro Financials	—	—	—	—	—	—	—	—
Ultra MSCI EAFE	—	—	—	—	—	—	—	—
Ultra MSCI Emerging Markets	—	—	—	—	—	—	—	—
Ultra MSCI Europe	—	—	—	—	—	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
Ultra MSCI Brazil	—	—	—	—	—	—	—	—
Ultra FTSE China 25	—	—	—	—	—	—	—	—
Ultra MSCI Japan	—	—	—	—	—	—	—	—
Ultra MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Ultra 7-10 Year Treasury	$115,135	—	—	$115,135	$20,923	—	—	$20,923
Ultra 20+ Year Treasury	9,345	—	—	9,345	213,197	—	—	213,197
Ultra High Yield	—	—	—	—	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—	—	—	—	—
30 Year TIPS/TSY Spread	48,508	—	—	48,508	—	—	—	—
Short 30 Year TIPS/TSY Spread	48,353	—	—	48,353	—	—	—	—
UltraPro 10 Year TIPS/TSY Spread	30,685	—	$9,799	40,484	—	—	—	—
UltraPro Short 10 Year TIPS/TSY Spread	20,376	—	—	20,376	—	—	—	—

At October 31, 2012 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
USD Covered Bond	$13,240	—	—	$159,707
German Sovereign/Sub-Sovereign ETF	10,881	—	$(1,238)	118,097
Credit Suisse 130/30	—	—	—	6,400,668
Hedge Replication ETF	29,151	—	(278,859)	291,715
RAFI® Long/Short	9,943	—	(1,787,167)	(1,339,128)
Short S&P500®	—	—	(1,559,332,020)	13,563,033
Short QQQ®	—	—	(226,666,246)	697,355
Short Dow30SM	—	—	(192,520,661)	(5,181,773)
Short MidCap400	—	—	(45,562,594)	(982,597)
Short Russell2000	—	—	(290,043,054)	1,106,978
Short SmallCap600	—	—	(32,130,919)	607,610
UltraShort Russell3000	—	—	(3,822,828)	(236,599)
UltraShort S&P500®	—	—	(4,449,712,153)	11,505,794
UltraShort QQQ®	—	—	(1,508,129,809)	3,219,938
UltraShort Dow30SM	—	—	(702,722,880)	(35,571,542)
UltraShort MidCap400	—	—	(115,053,222)	(1,086,726)
UltraShort Russell2000	—	—	(858,002,402)	(28,153,860)
UltraShort SmallCap600	—	—	(46,718,697)	(463,520)

320 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraPro Short S&P500®	—	—	$(653,717,518)	$(36,153,120)
UltraPro Short QQQ®	—	—	(125,278,205)	(5,698,417)
UltraPro Short Dow30SM	—	—	(57,569,535)	(1,765,458)
UltraPro Short MidCap400	—	—	(13,265,670)	(315,634)
UltraPro Short Russell2000	—	—	(70,641,246)	(10,701,223)
UltraShort Russell1000 Value	—	—	(21,761,835)	(67,387)
UltraShort Russell1000 Growth	—	—	(28,099,118)	(124,372)
UltraShort Russell MidCap Value	—	—	(10,406,164)	(187,234)
UltraShort Russell MidCap Growth	—	—	(17,876,073)	(95,879)
UltraShort Russell2000 Value	—	—	(29,637,435)	(440,447)
UltraShort Russell2000 Growth	—	—	(37,380,306)	(304,258)
Short Basic Materials	—	—	(2,971,703)	280,133
Short Financials	—	—	(125,352,067)	(1,641,119)
Short Oil & Gas	—	—	(8,216,181)	95,426
Short Real Estate	—	—	(17,014,479)	(66,453)
Short KBW Regional Banking	—	—	(10,705,834)	(118,663)
UltraShort Basic Materials	—	—	(266,762,759)	1,403,577
UltraShort Nasdaq Biotechnology	—	—	(3,329,883)	(166,397)
UltraShort Consumer Goods	—	—	(20,353,913)	2,947
UltraShort Consumer Services	—	—	(90,601,317)	(193,379)
UltraShort Financials	—	—	(1,424,539,931)	(5,945,969)
UltraShort Health Care	—	—	(15,435,462)	(757,976)
UltraShort Industrials	—	—	(45,861,612)	(310,197)
UltraShort Oil & Gas	—	—	(258,666,522)	(2,337,098)
UltraShort Real Estate	—	—	(3,324,240,120)	(22,191,826)
UltraShort Semiconductors	—	—	(69,258,437)	3,714,109
UltraShort Technology	—	—	(67,927,789)	924,254
UltraShort Telecommunications	—	—	(7,432,151)	(254,679)
UltraShort Utilities	—	—	(13,650,227)	(588,966)
UltraPro Short Financials	—	—	(93,201)	(901,317)
Short MSCI EAFE	—	—	(75,818,427)	(33,640,187)
Short MSCI Emerging Markets	—	—	(129,427,292)	(47,096,624)
Short FTSE China 25	—	—	(1,414,033)	(2,139,746)
UltraShort MSCI EAFE	—	—	(81,785,915)	(6,483,315)
UltraShort MSCI Emerging Markets	—	—	(629,985,383)	(33,639,351)
UltraShort MSCI Europe	—	—	(96,618,280)	(77,199,290)
UltraShort MSCI Pacific ex-Japan	—	—	(4,572,210)	(1,459,893)
UltraShort MSCI Brazil	—	—	(17,119,109)	(2,296,547)
UltraShort FTSE China 25	—	—	(672,460,748)	(13,719,761)
UltraShort MSCI Japan	—	—	(18,459,840)	(260,039)
UltraShort MSCI Mexico Investable Market	—	—	(13,191,463)	(327,787)
Short 7-10 Year Treasury	—	—	(1,495,751)	(990,048)
Short 20+ Year Treasury	—	—	(268,177,043)	(173,892,765)
Short High Yield	—	—	(2,322,173)	(6,480,301)
Short Investment Grade Corporate	—	—	(131,763)	(643,586)
UltraShort 3-7 Year Treasury	—	—	(727,701)	(218,592)
UltraShort 7-10 Year Treasury	—	—	(217,181,392)	(50,128,692)
UltraShort 20+ Year Treasury	—	—	(3,817,758,588)	(914,254,600)
UltraShort TIPS	—	—	(583,233)	(985,570)

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 321

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraPro Short 20+ Year Treasury	—	—	$(1,237,313)	$(341,365)
Ultra Russell3000	—	—	(25,225)	1,401,169
Ultra S&P500®	$195,986	—	(598,203,000)	(20,610,197)
Ultra QQQ®	—	—	(411,525,206)	(27,625,664)
Ultra Dow30SM	—	—	(235,893,487)	9,349,689
Ultra MidCap400	—	—	(15,149,124)	6,976,542
Ultra Russell2000	—	—	(179,311,996)	(11,737,591)
Ultra SmallCap600	—	—	(3,015,460)	304,821
UltraPro S&P500®	—	—	—	29,369,212
UltraPro QQQ®	—	—	—	38,198,113
UltraPro Dow30SM	—	—	—	9,235,518
UltraPro MidCap400	—	—	(88,762)	5,467,954
UltraPro Russell2000	—	—	(94,402)	16,044,301
Ultra Russell1000 Value	—	—	(8,516,504)	1,236,455
Ultra Russell1000 Growth	—	—	(7,773,235)	1,545,540
Ultra Russell MidCap Value	—	—	(4,260)	837,431
Ultra Russell MidCap Growth	—	—	(7,963,407)	988,189
Ultra Russell2000 Value	—	—	(6,796,917)	420,784
Ultra Russell2000 Growth	—	—	(809,914)	(264,507)
Ultra Basic Materials	—	—	—	3,370,580
Ultra Nasdaq Biotechnology	—	—	(528,065)	2,173,464
Ultra Consumer Goods	—	—	—	2,649,586
Ultra Consumer Services	—	—	(11,709)	3,396,740
Ultra Financials	360,079	—	(2,445,216,370)	82,907,488
Ultra Health Care	26	—	(4,731,944)	8,681,204
Ultra Industrials	—	—	—	2,907,988
Ultra Oil & Gas	—	—	—	17,158,412
Ultra Real Estate	—	—	—	58,469,952
Ultra KBW Regional Banking	—	—	(1,910,923)	136,016
Ultra Semiconductors	—	—	(21,953,822)	(5,578,094)
Ultra Technology	—	—	(174,010)	2,162,486
Ultra Telecommunications	609	—	(307,555)	1,046,352
Ultra Utilities	—	—	(8,475,918)	2,089,007
UltraPro Financials	—	—	—	1,254,299
Ultra MSCI EAFE	—	—	(352,262)	1,757,862
Ultra MSCI Emerging Markets	—	—	(1,528,694)	104,262
Ultra MSCI Europe	—	—	(368,354)	1,017,193
Ultra MSCI Pacific ex-Japan	—	—	(342,708)	490,539
Ultra MSCI Brazil	—	—	(4,546,951)	(3,758,261)
Ultra FTSE China 25	—	—	(3,076,472)	(2,147,647)
Ultra MSCI Japan	—	—	(1,666,540)	(341,921)
Ultra MSCI Mexico Investable Market	—	—	(91,155)	853,507
Ultra 7-10 Year Treasury	—	—	—	(732,556)
Ultra 20+ Year Treasury	—	—	(5,789)	8,655,646
Ultra High Yield	—	—	(212,778)	644,327
Ultra Investment Grade Corporate	—	—	(24,797)	1,213,717
30 Year TIPS/TSY Spread	6,575	—	(107,711)	153,422
Short 30 Year TIPS/TSY Spread	8,275	—	(41,395)	(241,855)
UltraPro 10 Year TIPS/TSY Spread	—	—	(484,089)	543,411
UltraPro Short 10 Year TIPS/TSY Spread	1,749	—	(708,806)	446,390

322 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment (November 1, 2011 for Funds that commenced operations prior to December 22, 2010). Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2012, the following Funds had available pre-enactment capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Credit Suisse 130/30	—	—	—	—	—
RAFI® Long/Short	—	—	—	$1,128,449	$1,128,449
Short S&P500®	—	$275,479,255	$396,002,468	299,866,646	971,348,369
Short QQQ®	—	46,413,351	59,184,627	61,405,117	167,003,095
Short Dow30SM	—	27,666,267	74,285,143	36,036,617	137,988,027
Short MidCap400	—	14,091,075	16,663,813	4,855,600	35,610,488
Short Russell2000	—	30,602,995	85,827,210	47,621,957	164,052,162
Short SmallCap600	—	10,910,309	9,744,816	2,717,874	23,372,999
UltraShort Russell3000	—	578,178	1,775,441	668,346	3,021,965
UltraShort S&P500®	—	954,224,900	1,614,347,476	880,883,563	3,449,455,939
UltraShort QQQ®	—	344,027,075	546,154,861	344,692,522	1,234,874,458
UltraShort Dow30SM	—	211,568,661	278,053,840	125,976,993	615,599,494
UltraShort MidCap400	—	62,058,079	19,240,979	11,668,164	92,967,222
UltraShort Russell2000	—	197,617,837	371,431,305	109,741,367	678,790,509
UltraShort SmallCap600	—	10,418,599	18,395,839	6,372,373	35,186,811
UltraPro Short S&P500®	—	21,450,893	80,591,829	146,815,109	248,857,831
UltraPro Short QQQ®	—	—	13,723,268	33,201,124	46,924,392
UltraPro Short Dow30SM	—	—	9,009,922	4,829,732	13,839,654
UltraPro Short MidCap400	—	—	2,821,723	1,324,062	4,145,785
UltraPro Short Russell2000	—	—	13,054,940	5,215,974	18,270,914
UltraShort Russell1000 Value	—	15,201,628	5,004,860	566,134	20,772,622
UltraShort Russell1000 Growth	—	18,361,737	5,849,933	1,905,520	26,117,190
UltraShort Russell MidCap Value	—	4,103,949	5,044,261	472,187	9,620,397
UltraShort Russell MidCap Growth	—	11,156,011	4,305,977	1,659,482	17,121,470
UltraShort Russell2000 Value	—	14,216,121	9,703,125	2,921,334	26,840,580
UltraShort Russell2000 Growth	—	13,016,043	10,045,451	4,606,821	27,668,315
Short Basic Materials	—	—	429,630	—	429,630
Short Financials	—	46,207,656	34,680,899	—	80,888,555
Short Oil & Gas	—	1,584,332	2,720,603	2,060,582	6,365,517
Short Real Estate	—	—	3,968,005	433,111	4,401,116
Short KBW Regional Banking	—	—	475,909	8,353,085	8,828,994

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 323

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
UltraShort Basic Materials	—	$99,100,007	$110,459,179	$3,390,037	$212,949,223
UltraShort Nasdaq Biotechnology	—	—	416,580	—	416,580
UltraShort Consumer Goods	—	680,668	14,284,380	2,851,138	17,816,186
UltraShort Consumer Services	—	37,806,587	34,794,753	9,718,804	82,320,144
UltraShort Financials	—	884,851,934	249,724,456	—	1,134,576,390
UltraShort Health Care	—	10,002,522	2,787,142	767,590	13,557,254
UltraShort Industrials	—	17,061,076	21,300,428	—	38,361,504
UltraShort Oil & Gas	—	72,588,775	103,023,193	31,249,573	206,861,541
UltraShort Real Estate	—	2,597,807,224	530,523,856	76,086,424	3,204,417,504
UltraShort Semiconductors	—	28,767,489	21,740,228	7,733,357	58,241,074
UltraShort Technology	—	38,866,512	17,058,910	4,601,521	60,526,943
UltraShort Telecommunications	—	5,230,287	682,434	—	5,912,721
UltraShort Utilities	—	7,484,152	3,786,581	1,225,902	12,496,635
Short MSCI EAFE	—	32,745,434	18,597,569	312,450	51,655,453
Short MSCI Emerging Markets	—	39,141,253	71,205,636	17,217,308	127,564,197
Short FTSE China 25	—	—	1,040,187	—	1,040,187
UltraShort MSCI EAFE	—	67,426,453	7,928,513	3,521,302	78,876,268
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	9,114,905	589,475,190
UltraShort MSCI Europe	—	3,795,429	34,453,744	9,069,132	47,318,305
UltraShort MSCI Pacific ex-Japan	—	880,198	3,676,210	—	4,556,408
UltraShort MSCI Brazil	—	—	15,737,286	—	15,737,286
UltraShort FTSE China 25	—	431,145,308	131,146,062	—	562,291,370
UltraShort MSCI Japan	—	3,844,289	6,349,708	5,554,931	15,748,928
UltraShort MSCI Mexico Investable Market	—	6,041,732	5,186,144	166,558	11,394,434
Short 20+ Year Treasury	—	228,972	56,583,949	84,404,610	141,217,531
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	143,647,522	177,844,458
UltraShort 20+ Year Treasury	—	—	664,186,865	665,676,662	1,329,863,527
Ultra Russell3000	—	—	—	—	—
Ultra S&P500®	—	598,203,000	—	—	598,203,000
Ultra QQQ®	—	410,412,976	—	—	410,412,976
Ultra Dow30SM	—	235,893,487	—	—	235,893,487
Ultra MidCap400	—	15,116,820	—	—	15,116,820
Ultra Russell2000	36,802	160,208,478	—	—	160,245,280
Ultra SmallCap600	—	2,995,616	—	—	2,995,616
UltraPro S&P500®	—	—	—	—	—
UltraPro QQQ®	—	—	—	—	—
UltraPro Dow30SM	—	—	—	—	—
UltraPro MidCap400	—	—	—	—	—
UltraPro Russell2000	—	—	—	—	—
Ultra Russell1000 Value	1,141,223	7,339,236	—	36,045	8,516,504
Ultra Russell1000 Growth	—	7,764,838	—	—	7,764,838

324 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Ultra Russell MidCap Value	—	—	—	—	—
Ultra Russell MidCap Growth	$4,818,457	$2,712,148	—	$383,833	$7,914,438
Ultra Russell2000 Value	3,134,234	3,662,193	—	—	6,796,427
Ultra Russell2000 Growth	—	731,302	—	—	731,302
Ultra Basic Materials	—	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	—	430,317	430,317
Ultra Consumer Goods	—	—	—	—	—
Ultra Consumer Services	—	—	—	—	—
Ultra Financials	976,913,137	1,407,263,015	—	48,453,600	2,432,629,752
Ultra Health Care	—	3,218,689	—	1,513,255	4,731,944
Ultra Industrials	—	—	—	—	—
Ultra Oil & Gas	—	—	—	—	—
Ultra Real Estate	—	—	—	—	—
Ultra KBW Regional Banking	—	—	$1,034,353	876,570	1,910,923
Ultra Semiconductors	—	21,953,822	—	—	21,953,822
Ultra Technology	—	—	—	—	—
Ultra Telecommunications	—	15,415	—	—	15,415
Ultra Utilities	—	8,475,918	—	—	8,475,918
Ultra MSCI EAFE	—	—	—	284,148	284,148
Ultra MSCI Emerging Markets	—	—	—	—	—
Ultra MSCI Europe	—	—	191,214	151,172	342,386
Ultra MSCI Pacific ex-Japan	—	—	326,637	244	326,881
Ultra MSCI Brazil	—	—	542,934	628,038	1,170,972
Ultra FTSE China 25	—	—	173,812	—	173,812
Ultra MSCI Japan	—	—	—	1,526,267	1,526,267
Ultra MSCI Mexico Investable Market	—	—	—	77,432	77,432
Ultra 7-10 Year Treasury	—	—	—	—	—
Ultra 20+ Year Treasury	—	—	—	—	—

For the tax year ended October 31, 2012, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
USD Covered Bond	—	—	—
German Sovereign/Sub-Sovereign ETF	$1,238	—	$1,238
Credit Suisse 130/30	—	—	—
Hedge Replication ETF	278,859	—	278,859
RAFI® Long/Short	127,503	$531,215	658,718
Short S&P500®	426,026,638	148,846,007	574,872,645
Short QQQ®	39,479,357	18,521,454	58,000,811
Short Dow30SM	45,856,444	6,711,135	52,567,579
Short MidCap400	6,065,943	3,678,768	9,744,711
Short Russell2000	103,813,612	19,121,880	122,935,492
Short SmallCap600	5,695,791	2,913,742	8,609,533

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 325

Fund	Short-Term	Long-Term	Total
UltraShort Russell3000	$554,589	$234,926	$789,515
UltraShort S&P500®	962,772,306	24,135,334	986,907,640
UltraShort QQQ®	138,435,039	131,003,049	269,438,088
UltraShort Dow30SM	66,672,058	18,391,585	85,063,643
UltraShort MidCap400	18,893,216	2,937,791	21,831,007
UltraShort Russell2000	143,103,141	33,961,313	177,064,454
UltraShort SmallCap600	8,321,630	3,093,124	11,414,754
UltraPro Short S&P500®	304,221,131	96,893,584	401,114,715
UltraPro Short QQQ®	66,376,250	10,970,119	77,346,369
UltraPro Short Dow30SM	36,097,559	7,048,558	43,146,117
UltraPro Short MidCap400	8,397,514	651,990	9,049,504
UltraPro Short Russell2000	47,133,389	4,770,145	51,903,534
UltraShort Russell1000 Value	851,561	125,237	976,798
UltraShort Russell1000 Growth	1,645,293	318,152	1,963,445
UltraShort Russell MidCap Value	496,874	278,250	775,124
UltraShort Russell MidCap Growth	508,038	231,574	739,612
UltraShort Russell2000 Value	2,616,223	147,392	2,763,615
UltraShort Russell2000 Growth	7,459,057	2,183,772	9,642,829
Short Basic Materials	2,481,780	—	2,481,780
Short Financials	42,944,946	855,967	43,800,913
Short Oil & Gas	1,802,964	—	1,802,964
Short Real Estate	10,834,689	1,554,296	12,388,985
Short KBW Regional Banking	1,834,943	—	1,834,943
UltraShort Basic Materials	53,453,541	—	53,453,541
UltraShort Nasdaq Biotechnology	2,346,777	536,842	2,883,619
UltraShort Consumer Goods	1,545,964	970,092	2,516,056
UltraShort Consumer Services	8,216,530	—	8,216,530
UltraShort Financials	286,692,105	1,480,137	288,172,242
UltraShort Health Care	1,847,647	—	1,847,647
UltraShort Industrials	6,544,143	909,700	7,453,843
UltraShort Oil & Gas	51,238,756	—	51,238,756
UltraShort Real Estate	113,957,758	4,923,117	118,880,875
UltraShort Semiconductors	8,899,497	2,012,962	10,912,459
UltraShort Technology	4,449,429	2,862,858	7,312,287
UltraShort Telecommunications	1,136,694	367,157	1,503,851
UltraShort Utilities	1,132,027	—	1,132,027
UltraPro Short Financials	93,201	—	93,201
Short MSCI EAFE	19,002,725	3,826,017	22,828,742
Short MSCI Emerging Markets	—	—	—
Short FTSE China 25	299,842	—	299,842
UltraShort MSCI EAFE	2,780,716	—	2,780,716
UltraShort MSCI Emerging Markets	17,717,589	22,131,305	39,848,894
UltraShort MSCI Europe	48,117,117	—	48,117,117
UltraShort MSCI Pacific ex-Japan	—	—	—
UltraShort MSCI Brazil	—	1,267,952	1,267,952
UltraShort FTSE China 25	71,882,918	36,955,637	108,838,555
UltraShort MSCI Japan	2,627,470	—	2,627,470
UltraShort MSCI Mexico Investable Market	950,815	833,027	1,783,842
Short 7-10 Year Treasury	1,351,333	24,234	1,375,567
Short 20+ Year Treasury	119,142,653	2,009,338	121,151,991

326 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Fund	Short-Term	Long-Term	Total
Short High Yield	$2,073,861	—	$2,073,861
Short Investment Grade Corporate	106,179	—	106,179
UltraShort 3-7 Year Treasury	693,873	—	693,873
UltraShort 7-10 Year Treasury	36,156,551	$736,886	36,893,437
UltraShort 20+ Year Treasury	859,457,790	1,607,033,832	2,466,491,622
UltraShort TIPS	558,762	—	558,762
UltraPro Short 20+ Year Treasury	1,235,750	1,563	1,237,313
Ultra Russell3000	—	—	—
Ultra S&P500®	—	—	—
Ultra QQQ®	—	—	—
Ultra Dow30SM	—	—	—
Ultra MidCap400	—	—	—
Ultra Russell2000	12,664,448	5,928,691	18,593,139
Ultra SmallCap600	—	—	—
UltraPro S&P500®	—	—	—
UltraPro QQQ®	—	—	—
UltraPro Dow30SM	—	—	—
UltraPro MidCap400	—	—	—
UltraPro Russell2000	—	—	—
Ultra Russell1000 Value	—	—	—
Ultra Russell1000 Growth	—	—	—
Ultra Russell MidCap Value	—	—	—
Ultra Russell MidCap Growth	—	—	—
Ultra Russell2000 Value	—	—	—
Ultra Russell2000 Growth	—	—	—
Ultra Basic Materials	—	—	—
Ultra Nasdaq Biotechnology	—	—	—
Ultra Consumer Goods	—	—	—
Ultra Consumer Services	—	—	—
Ultra Financials	—	12,586,618	12,586,618
Ultra Health Care	—	—	—
Ultra Industrials	—	—	—
Ultra Oil & Gas	—	—	—
Ultra Real Estate	—	—	—
Ultra KBW Regional Banking	—	—	—
Ultra Semiconductors	—	—	—
Ultra Technology	—	—	—
Ultra Telecommunications	292,140	—	292,140
Ultra Utilities	—	—	—
UltraPro Financials	—	—	—
Ultra MSCI EAFE	—	—	—
Ultra MSCI Emerging Markets	1,346,216	269	1,346,485
Ultra MSCI Europe	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—
Ultra MSCI Brazil	3,113,379	177,134	3,290,513
Ultra FTSE China 25	2,697,625	—	2,697,625
Ultra MSCI Japan	—	—	—
Ultra MSCI Mexico Investable Market	—	—	—
Ultra 7-10 Year Treasury	—	—	—
Ultra 20+ Year Treasury	—	—	—

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 327

Fund	Short-Term	Long-Term	Total
Ultra High Yield	$183,241	—	$183,241
Ultra Investment Grade Corporate	444	—	444
30 Year TIPS/TSY Spread	107,283	$428	107,711
Short 30 Year TIPS/TSY Spread	41,395	—	41,395
UltraPro 10 Year TIPS/TSY Spread	482,976	1,113	484,089
UltraPro Short 10 Year TIPS/TSY Spread	708,806	—	708,806

For the tax year ended October 31, 2012, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
Credit Suisse 130/30	$682,570
Short MSCI Emerging Markets	1,296,851
UltraShort TIPS	451
Ultra S&P500®	334,332,389
Ultra QQQ®	205,523,860
Ultra Dow30SM	61,798,258
Ultra MidCap400	17,954,674
Ultra SmallCap600	7,888,220
UltraPro Dow30SM	4,048,100
UltraPro MidCap400	1,142,975
UltraPro Russell2000	948,479
Ultra Russell1000 Value	506,323
Ultra Russell1000 Growth	3,920,963
Ultra Russell MidCap Value	690,525
Ultra Russell MidCap Growth	1,196,492
Ultra Russell2000 Value	1,254,156
Ultra Russell2000 Growth	3,996,458
Ultra Nasdaq Biotechnology	4,619,329
Ultra Consumer Services	522,035
Ultra Health Care	10,333,645
Ultra Oil & Gas	7,270,566
Ultra KBW Regional Banking	930,841
Ultra Semiconductors	3,688,917
Ultra Utilities	1,510,929
Ultra MSCI EAFE	945,643
Ultra MSCI Europe	97,984
Ultra MSCI Pacific ex-Japan	59,362
Ultra MSCI Japan	835,374
Ultra MSCI Mexico Investable Market	326,085

As of October 31, 2012, the Funds will elect to treat the following late-year ordinary losses as arising on November 1, 2012:

Fund	Ordinary Late Year Loss Deferrals
Short S&P500®	$13,111,006
Short QQQ®	1,662,340
Short Dow30SM	1,965,055
Short MidCap400	207,395
Short Russell2000	3,055,400
Short SmallCap600	148,387
UltraShort Russell3000	11,348
UltraShort S&P500®	13,348,574

328 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Fund	Ordinary Late Year Loss Deferrals
UltraShort QQQ®	$3,817,263
UltraShort Dow30SM	2,059,743
UltraShort MidCap400	254,993
UltraShort Russell2000	2,147,439
UltraShort SmallCap600	117,132
UltraPro Short S&P500®	3,744,972
UltraPro Short QQQ®	1,007,444
UltraPro Short Dow30SM	583,764
UltraPro Short MidCap400	70,381
UltraPro Short Russell2000	466,798
UltraShort Russell1000 Value	12,415
UltraShort Russell1000 Growth	18,483
UltraShort Russell MidCap Value	10,643
UltraShort Russell MidCap Growth	14,991
UltraShort Russell2000 Value	33,240
UltraShort Russell2000 Growth	69,162
Short Basic Materials	60,293
Short Financials	662,599
Short Oil & Gas	47,700
Short Real Estate	224,378
Short KBW Regional Banking	41,897
UltraShort Basic Materials	359,995
UltraShort Nasdaq Biotechnology	29,684
UltraShort Consumer Goods	21,671
UltraShort Consumer Services	64,643
UltraShort Financials	1,791,299
UltraShort Health Care	30,561
UltraShort Industrials	46,265
UltraShort Oil & Gas	566,225
UltraShort Real Estate	941,741
UltraShort Semiconductors	104,904
UltraShort Technology	88,559
UltraShort Telecommunications	15,579
UltraShort Utilities	21,565
Short MSCI EAFE	1,334,232
Short MSCI Emerging Markets	1,863,095
Short FTSE China 25	74,004
UltraShort MSCI EAFE	128,931
UltraShort MSCI Emerging Markets	661,299
UltraShort MSCI Europe	1,182,858
UltraShort MSCI Pacific ex-Japan	15,802
UltraShort MSCI Brazil	113,871
UltraShort FTSE China 25	1,330,823
UltraShort MSCI Japan	83,442
UltraShort MSCI Mexico Investable Market	13,187
Short 7-10 Year Treasury	120,184
Short 20+ Year Treasury	5,807,521
Short High Yield	248,312
Short Investment Grade Corporate	25,584
UltraShort 3-7 Year Treasury	33,828
November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 329

Fund	Ordinary Late Year Loss Deferrals
UltraShort 7-10 Year Treasury	$2,443,497
UltraShort 20+ Year Treasury	21,403,439
UltraShort TIPS	24,471
Ultra Russell3000	25,225
Ultra QQQ®	1,112,230
Ultra MidCap400	32,304
Ultra Russell2000	473,577
Ultra SmallCap600	19,844
UltraPro MidCap400	88,762
UltraPro Russell2000	94,402
Ultra Russell1000 Growth	8,397
Ultra Russell MidCap Value	4,260
Ultra Russell MidCap Growth	48,969
Ultra Russell2000 Value	490
Ultra Russell2000 Growth	78,612
Ultra Nasdaq Biotechnology	97,748
Ultra Consumer Services	11,709
Ultra Technology	174,010
Ultra MSCI EAFE	68,114
Ultra MSCI Emerging Markets	182,209
Ultra MSCI Europe	25,968
Ultra MSCI Pacific ex-Japan	15,827
Ultra MSCI Brazil	85,466
Ultra FTSE China 25	205,035
Ultra MSCI Japan	140,273
Ultra MSCI Mexico Investable Market	13,723
Ultra 20+ Year Treasury	5,789
Ultra High Yield	29,537
Ultra Investment Grade Corporate	24,353

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a fee at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers. For these and other services, each Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

330 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

For the six months ended November 30, 2012, advisory and management services fees, waivers and expense reimbursements were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
USD Covered Bond	0.35%	0.10%	$23,248	$6,642	$10,648	0.35%	September 30, 2013
German Sovereign/Sub-Sovereign ETF	0.35	0.10	7,066	2,019	29,259	0.45	September 30, 2013
Credit Suisse 130/30	0.75	0.10	73,960	—	—	0.95	September 30, 2013
Hedge Replication ETF	0.75	0.10	66,737	8,898	15,657	0.95	September 30, 2013
RAFI® Long/Short	0.75	0.10	49,498	6,600	6,032	0.95	September 30, 2013
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2013
Short QQQ®	0.75	0.10	117,504	—	—	0.95	September 30, 2013
Short Dow30SM	0.75	0.10	46,540	—	—	0.95	September 30, 2013
Short MidCap400	0.75	0.10	41,534	—	—	0.95	September 30, 2013
Short Russell2000	0.75	0.10	160,868	—	—	0.95	September 30, 2013
Short SmallCap600	0.75	0.10	42,200	—	—	0.95	September 30, 2013
UltraShort Russell3000	0.75	0.10	5,659	755	37,887	0.95	September 30, 2013
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2013
UltraShort QQQ®	0.75	0.10	196,547	—	—	0.95	September 30, 2013
UltraShort Dow30SM	0.75	0.10	46,689	—	—	0.95	September 30, 2013
UltraShort MidCap400	0.75	0.10	35,836	—	—	0.95	September 30, 2013
UltraShort Russell2000	0.75	0.10	145,830	—	—	0.95	September 30, 2013
UltraShort SmallCap600	0.75	0.10	41,192	—	—	0.95	September 30, 2013
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2013
UltraPro Short QQQ®	0.75	0.10	88,294	—	—	0.95	September 30, 2013
UltraPro Short Dow30SM	0.75	0.10	39,283	—	—	0.95	September 30, 2013
UltraPro Short MidCap400	0.75	0.10	36,494	4,866	1,569	0.95	September 30, 2013
UltraPro Short Russell2000	0.75	0.10	59,373	—	—	0.95	September 30, 2013
UltraShort Russell1000 Value	0.75	0.10	6,103	814	30,303	0.95	September 30, 2013
UltraShort Russell1000 Growth	0.75	0.10	7,877	1,050	30,108	0.95	September 30, 2013
UltraShort Russell MidCap Value	0.75	0.10	5,270	703	33,880	0.95	September 30, 2013
UltraShort Russell MidCap Growth	0.75	0.10	7,579	1,010	31,474	0.95	September 30, 2013
UltraShort Russell2000 Value	0.75	0.10	16,610	2,214	20,640	0.95	September 30, 2013
UltraShort Russell2000 Growth	0.75	0.10	27,445	3,659	10,865	0.95	September 30, 2013
Short Basic Materials	0.75	0.10	34,454	4,594	4,142	0.95	September 30, 2013
Short Financials	0.75	0.10	40,816	—	—	0.95	September 30, 2013
Short Oil & Gas	0.75	0.10	20,655	2,754	15,276	0.95	September 30, 2013
Short Real Estate	0.75	0.10	45,023	—	—	0.95	September 30, 2013
Short KBW Regional Banking	0.75	0.10	16,926	2,257	25,040	0.95	September 30, 2013
UltraShort Basic Materials	0.75	0.10	55,660	—	—	0.95	September 30, 2013
UltraShort Nasdaq Biotechnology	0.75	0.10	17,017	2,269	25,672	0.95	September 30, 2013
UltraShort Consumer Goods	0.75	0.10	10,538	1,405	28,196	0.95	September 30, 2013
UltraShort Consumer Services	0.75	0.10	31,670	4,223	5,457	0.95	September 30, 2013
UltraShort Financials	0.75	0.10	55,736	—	—	0.95	September 30, 2013
UltraShort Health Care	0.75	0.10	18,462	2,462	18,307	0.95	September 30, 2013
UltraShort Industrials	0.75	0.10	26,853	3,580	9,220	0.95	September 30, 2013
UltraShort Oil & Gas	0.75	0.10	44,454	—	—	0.95	September 30, 2013
UltraShort Real Estate	0.75	0.10	67,845	—	—	0.95	September 30, 2013
UltraShort Semiconductors	0.75	0.10	39,793	—	—	0.95	September 30, 2013
UltraShort Technology	0.75	0.10	40,733	—	—	0.95	September 30, 2013
UltraShort Telecommunications	0.75	0.10	8,293	1,106	29,388	0.95	September 30, 2013

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 331

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort Utilities	0.75%	0.10%	$10,726	$1,430	$27,715	0.95%	September 30, 2013
UltraPro Short Financials	0.75	0.10	8,531	1,138	11,941	0.95	September 30, 2013
Short MSCI EAFE	0.75	0.10	82,697	—	—	0.95	September 30, 2013
Short MSCI Emerging Markets	0.75	0.10	74,295	—	—	0.95	September 30, 2013
Short FTSE China 25	0.75	0.10	39,672	5,290	777	0.95	September 30, 2013
UltraShort MSCI EAFE	0.75	0.10	45,514	—	—	0.95	September 30, 2013
UltraShort MSCI Emerging Markets	0.75	0.10	57,297	—	—	0.95	September 30, 2013
UltraShort MSCI Europe	0.75	0.10	93,672	—	—	0.95	September 30, 2013
UltraShort MSCI Pacific ex-Japan	0.75	0.10	9,020	1,203	44,986	0.95	September 30, 2013
UltraShort MSCI Brazil	0.75	0.10	50,270	—	—	0.95	September 30, 2013
UltraShort FTSE China 25	0.75	0.10	76,223	—	—	0.95	September 30, 2013
UltraShort MSCI Japan	0.75	0.10	39,461	5,261	18,471	0.95	September 30, 2013
UltraShort MSCI Mexico Investable Market	0.75	0.10	6,895	919	47,905	0.95	September 30, 2013
Short 7-10 Year Treasury	0.75	0.10	42,483	—	—	0.95	September 30, 2013
Short 20+ Year Treasury	0.75	0.10	1,585	—	—	0.95	September 30, 2013
Short High Yield	0.75	0.10	48,317	—	—	0.95	September 30, 2013
Short Investment Grade Corporate	0.75	0.10	14,327	1,910	35,298	0.95	September 30, 2013
UltraShort 3-7 Year Treasury	0.75	0.10	18,167	2,422	22,554	0.95	September 30, 2013
UltraShort 7-10 Year Treasury	0.75	0.10	36,276	—	—	0.95	September 30, 2013
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2013
UltraShort TIPS	0.75	0.10	14,787	1,972	26,357	0.95	September 30, 2013
UltraPro Short 20+ Year Treasury	0.75	0.10	23,717	—	—	0.95	September 30, 2013
Ultra Russell3000	0.75	0.10	16,756	2,234	136,131	0.95	September 30, 2013
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2013
Ultra QQQ®	0.75	0.10	247,677	—	—	0.95	September 30, 2013
Ultra Dow30SM	0.75	0.10	75,469	—	—	0.95	September 30, 2013
Ultra MidCap400	0.75	0.10	19,519	—	—	0.95	September 30, 2013
Ultra Russell2000	0.75	0.10	307,877	—	—	0.95	September 30, 2013
Ultra SmallCap600	0.75	0.10	79,338	5,337	—	0.95	September 30, 2013
UltraPro S&P500®	0.75	0.10	99,550	—	—	0.95	September 30, 2013
UltraPro QQQ®	0.75	0.10	136,995	—	—	0.95	September 30, 2013
UltraPro Dow30SM	0.75	0.10	60,274	—	—	0.95	September 30, 2013
UltraPro MidCap400	0.75	0.10	70,483	—	—	0.95	September 30, 2013
UltraPro Russell2000	0.75	0.10	191,985	—	—	0.95	September 30, 2013
Ultra Russell1000 Value	0.75	0.10	19,499	2,600	65,213	0.95	September 30, 2013
Ultra Russell1000 Growth	0.75	0.10	52,158	6,954	14,171	0.95	September 30, 2013
Ultra Russell MidCap Value	0.75	0.10	21,670	2,889	48,285	0.95	September 30, 2013
Ultra Russell MidCap Growth	0.75	0.10	34,139	4,552	35,631	0.95	September 30, 2013
Ultra Russell2000 Value	0.75	0.10	32,981	4,397	72,145	0.95	September 30, 2013
Ultra Russell2000 Growth	0.75	0.10	47,976	6,397	65,364	0.95	September 30, 2013
Ultra Basic Materials	0.75	0.10	78,059	—	—	0.95	September 30, 2013
Ultra Nasdaq Biotechnology	0.75	0.10	75,825	—	—	0.95	September 30, 2013
Ultra Consumer Goods	0.75	0.10	53,744	7,166	2,543	0.95	September 30, 2013
Ultra Consumer Services	0.75	0.10	42,370	5,649	22,224	0.95	September 30, 2013
Ultra Financials	0.75	0.10	94,414	—	—	0.95	September 30, 2013
Ultra Health Care	0.75	0.10	63,545	—	—	0.95	September 30, 2013
Ultra Industrials	0.75	0.10	68,448	—	—	0.95	September 30, 2013
Ultra Oil & Gas	0.75	0.10	95,978	—	—	0.95	September 30, 2013
Ultra Real Estate	0.75	0.10	72,762	—	—	0.95	September 30, 2013

332 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Ultra KBW Regional Banking	0.75%	0.10%	$16,992	$2,265	$44,441	0.95%	September 30, 2013
Ultra Semiconductors	0.75	0.10	60,437	—	—	0.95	September 30, 2013
Ultra Technology	0.75	0.10	77,248	—	—	0.95	September 30, 2013
Ultra Telecommunications	0.75	0.10	16,274	2,170	43,029	0.95	September 30, 2013
Ultra Utilities	0.75	0.10	58,838	—	—	0.95	September 30, 2013
UltraPro Financials	0.75	0.10	14,487	1,932	33,078	0.95	September 30, 2013
Ultra MSCI EAFE	0.75	0.10	36,366	4,849	7,079	0.95	September 30, 2013
Ultra MSCI Emerging Markets	0.75	0.10	43,013	—	—	0.95	September 30, 2013
Ultra MSCI Europe	0.75	0.10	17,508	2,334	33,702	0.95	September 30, 2013
Ultra MSCI Pacific ex-Japan	0.75	0.10	5,815	775	49,350	0.95	September 30, 2013
Ultra MSCI Brazil	0.75	0.10	38,152	5,087	10,543	0.95	September 30, 2013
Ultra FTSE China 25	0.75	0.10	46,836	—	—	0.95	September 30, 2013
Ultra MSCI Japan	0.75	0.10	60,912	4,579	—	0.95	September 30, 2013
Ultra MSCI Mexico Investable Market	0.75	0.10	7,378	984	47,212	0.95	September 30, 2013
Ultra 7-10 Year Treasury	0.75	0.10	45,275	—	—	0.95	September 30, 2013
Ultra 20+ Year Treasury	0.75	0.10	53,537	7,138	4,529	0.95	September 30, 2013
Ultra High Yield	0.75	0.10	17,451	2,327	37,618	0.95	September 30, 2013
Ultra Investment Grade Corporate	0.75	0.10	16,408	2,188	32,790	0.95	September 30, 2013
30 Year TIPS/TSY Spread	0.55	0.10	10,820	1,967	8,035	0.75	September 30, 2013
Short 30 Year TIPS/TSY Spread	0.55	0.10	10,725	1,950	8,403	0.75	September 30, 2013
UltraPro 10 Year TIPS/TSY Spread	0.55	0.10	10,762	1,957	8,712	0.75	September 30, 2013
UltraPro Short 10 Year TIPS/TSY Spread	0.55	0.10	10,807	1,965	8,386	0.75	September 30, 2013

*  Indicates the maximum annual Investment Advisory Fee Rate which is subject to the following breakpoints: 0.75% of the first $6.0 billion average daily net assets of each Fund, 0.70% of the next $4.0 billion average daily net assets of each Fund, and 0.65% of average daily net assets of each Fund in excess of $10.0 billion. The 30 Year TIPS/TSY Spread, UltraPro 10 Year TIPS/TSY Spread, Short 30 Year TIPS/TSY Spread and UltraPro Short 10 Year TIPS/TSY Spread Funds pay a fee at an annualized rate, based on average daily net assets, of 0.55% (not subject to breakpoints). The German Sovereign/Sub-Sovereign ETF and USD Covered Bond Funds pay a fee at an annualized rate, based on average daily net assets, of 0.35% (not subject to breakpoints).

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2012, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount
							Eligible for
Fund	2013	2014	2015	2016	2017	2018	Recoupment
USD Covered Bond	—	—	—	—	$62,222	$11,454	$73,676
German Sovereign/Sub-Sovereign ETF	—	—	—	—	72,952	14,427	87,379
Credit Suisse 130/30	—	$27,443	$204,973	$130,792	149,288	22,415	534,911
Hedge Replication ETF	—	—	—	20,348	179,393	29,630	229,371
RAFI® Long/Short	—	—	—	78,337	110,891	22,565	211,793
Short S&P500®	—	—	—	—	—	—	—
Short QQQ®	$168,003	215,413	249,007	256,015	225,411	37,022	1,150,871
Short Dow30SM	125,550	161,660	126,493	99,409	72,664	13,087	598,863
Short MidCap400	100,315	114,278	91,606	87,771	66,719	16,335	477,024
Short Russell2000	123,244	137,737	249,967	291,537	369,089	51,937	1,223,511
Short SmallCap600	63,566	108,189	88,782	93,130	65,844	16,646	436,157
UltraShort Russell3000	—	11,138	40,002	115,063	94,257	19,207	279,667
UltraShort S&P500®	—	—	—	—	—	—	—
UltraShort QQQ®	845,256	796,497	684,875	524,575	441,019	54,303	3,346,525

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 333

	Expires September 30,						Total Amount
							Eligible for
Fund	2013	2014	2015	2016	2017	2018	Recoupment
UltraShort Dow30SM	$147,280	$204,909	$137,009	$78,468	$74,164	$8,524	$650,354
UltraShort MidCap400	56,434	114,805	88,298	92,348	55,992	14,170	422,047
UltraShort Russell2000	588,597	508,317	433,918	358,809	306,432	44,297	2,240,370
UltraShort SmallCap600	71,544	80,948	98,313	106,439	75,266	17,695	450,205
UltraPro Short S&P500®	—	—	—	—	—	—	—
UltraPro Short QQQ®	—	—	75,950	154,732	150,137	31,320	412,139
UltraPro Short Dow30SM	—	—	55,242	88,841	69,948	13,191	227,222
UltraPro Short MidCap400	—	—	44,676	69,199	87,998	18,116	219,989
UltraPro Short Russell2000	—	—	55,364	103,175	108,362	20,153	287,054
UltraShort Russell1000 Value	61,391	101,657	104,030	113,044	94,174	11,987	486,283
UltraShort Russell1000 Growth	70,360	101,672	103,131	111,697	92,707	13,554	493,121
UltraShort Russell MidCap Value	54,825	102,673	108,378	116,159	93,930	14,748	490,713
UltraShort Russell MidCap Growth	60,877	96,875	107,231	114,657	94,084	14,731	488,455
UltraShort Russell2000 Value	97,134	98,814	102,681	109,637	92,019	13,500	513,785
UltraShort Russell2000 Growth	94,559	92,050	106,155	107,048	90,718	14,484	505,014
Short Basic Materials	—	—	40,821	61,632	91,429	18,323	212,205
Short Financials	19,202	138,811	106,960	96,570	78,910	9,922	450,375
Short Oil & Gas	17,770	61,648	109,018	112,849	91,956	13,002	406,243
Short Real Estate	—	—	47,276	77,905	81,882	17,710	224,773
Short KBW Regional Banking	—	—	48,117	74,764	85,432	18,233	226,546
UltraShort Basic Materials	92,233	130,605	121,376	93,729	123,469	14,512	575,924
UltraShort Nasdaq Biotechnology	—	—	43,366	58,723	92,655	19,218	213,962
UltraShort Consumer Goods	80,083	93,231	102,795	113,333	92,430	14,889	496,761
UltraShort Consumer Services	82,163	127,371	96,627	100,759	92,694	14,866	514,480
UltraShort Financials	—	13,578	136,714	57,864	97,996	15,561	321,713
UltraShort Health Care	64,036	105,321	106,298	115,922	92,201	14,352	498,130
UltraShort Industrials	81,081	106,401	97,750	113,792	90,038	14,285	503,347
UltraShort Oil & Gas	—	175,754	132,327	97,979	82,425	11,288	499,773
UltraShort Real Estate	59,056	196,067	144,339	107,158	145,256	19,323	671,199
UltraShort Semiconductors	67,783	102,945	103,156	112,322	81,478	13,743	481,427
UltraShort Technology	79,027	97,208	103,886	111,098	88,188	14,434	493,841
UltraShort Telecommunications	54,472	47,193	122,462	106,290	92,730	14,011	437,158
UltraShort Utilities	70,395	99,410	106,631	117,264	93,317	14,769	501,786
UltraPro Short Financials	—	—	—	—	12,479	9,131	21,610
Short MSCI EAFE	123,975	108,317	137,857	78,523	177,800	31,885	658,357
Short MSCI Emerging Markets	139,208	126,379	230,446	185,747	116,687	35,985	834,452
Short FTSE China 25	—	—	43,396	67,494	92,334	19,443	222,667
UltraShort MSCI EAFE	125,111	201,598	118,651	119,140	81,877	16,701	663,078
UltraShort MSCI Emerging Markets	56,552	596,883	204,238	51,857	69,793	24,231	1,003,554
UltraShort MSCI Europe	—	35,032	80,035	113,876	125,100	65,026	419,069
UltraShort MSCI Pacific ex-Japan	—	34,118	50,980	142,726	116,284	22,410	366,518
UltraShort MSCI Brazil	—	34,971	77,999	116,003	104,761	19,539	353,273
UltraShort FTSE China 25	405,907	186,169	296,402	179,085	152,062	20,066	1,239,691
UltraShort MSCI Japan	179,711	165,376	147,896	154,050	123,797	21,796	792,626
UltraShort MSCI Mexico Investable Market	—	36,508	54,283	141,073	117,556	22,759	372,179
Short 7-10 Year Treasury	—	—	—	39,459	70,562	17,402	127,423
Short 20+ Year Treasury	—	—	74,481	73,024	—	3,780	151,285
Short High Yield	—	—	—	53,609	89,685	17,847	161,141

334 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

	Expires September 30,						Total Amount
							Eligible for
Fund	2013	2014	2015	2016	2017	2018	Recoupment
Short Investment Grade Corporate	—	—	—	$42,732	$79,144	$21,253	$143,129
UltraShort 3-7 Year Treasury	—	—	—	36,013	61,645	18,548	116,206
UltraShort 7-10 Year Treasury	$63,530	$128,733	$137,977	94,597	—	12,495	437,332
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—
UltraShort TIPS	—	—	—	39,084	72,591	18,606	130,281
UltraPro Short 20+ Year Treasury	—	—	—	—	48,233	8,933	57,166
Ultra Russell3000	—	12,081	246,967	196,144	461,832	32,883	949,907
Ultra S&P500®	—	—	—	—	—	—	—
Ultra QQQ®	771,609	1,032,842	709,796	614,715	412,344	80,299	3,621,605
Ultra Dow30SM	161,837	261,374	182,406	155,367	105,959	23,016	889,959
Ultra MidCap400	254,289	286,102	106,093	142,109	49,903	—	838,496
Ultra Russell2000	420,622	989,384	497,328	457,291	693,472	90,708	3,148,805
Ultra SmallCap600	115,093	300,310	139,951	145,396	111,392	42,849	854,991
UltraPro S&P500®	—	22,535	315,207	156,297	176,282	26,314	696,635
UltraPro QQQ®	—	—	127,004	246,454	245,246	47,318	666,022
UltraPro Dow30SM	—	—	58,027	102,606	108,261	20,918	289,812
UltraPro MidCap400	—	—	144,446	70,174	159,818	22,804	397,242
UltraPro Russell2000	—	—	191,089	267,279	411,199	66,692	936,259
Ultra Russell1000 Value	67,116	261,071	167,372	122,823	160,997	42,852	822,231
Ultra Russell1000 Growth	112,396	242,598	131,939	129,340	146,405	29,595	792,273
Ultra Russell MidCap Value	80,426	236,618	145,226	166,124	161,088	27,670	817,152
Ultra Russell MidCap Growth	107,943	200,040	136,213	148,602	172,360	24,736	789,894
Ultra Russell2000 Value	128,593	515,701	193,527	121,141	232,946	41,438	1,233,346
Ultra Russell2000 Growth	126,585	415,427	186,104	132,728	202,346	60,316	1,123,506
Ultra Basic Materials	102,535	239,877	190,416	156,800	120,797	23,142	833,567
Ultra Nasdaq Biotechnology	—	—	44,699	82,837	157,343	28,533	313,412
Ultra Consumer Goods	68,249	158,112	131,595	135,668	141,009	23,461	658,094
Ultra Consumer Services	65,215	177,086	133,564	142,815	159,828	25,902	704,410
Ultra Financials	160,584	737,333	117,773	41,723	104,734	29,255	1,191,402
Ultra Health Care	97,149	168,152	120,479	128,163	122,928	21,719	658,590
Ultra Industrials	78,895	214,947	136,317	152,002	130,516	23,946	736,623
Ultra Oil & Gas	145,921	335,397	183,018	189,638	154,466	34,591	1,043,031
Ultra Real Estate	114,651	224,831	220,577	139,663	86,533	25,258	811,513
Ultra KBW Regional Banking	—	—	42,986	71,767	143,558	25,684	283,995
Ultra Semiconductors	123,648	158,603	143,414	118,478	117,849	18,765	680,757
Ultra Technology	164,530	217,672	157,093	146,449	149,994	24,968	860,706
Ultra Telecommunications	57,580	68,674	125,448	140,412	140,516	24,173	556,803
Ultra Utilities	82,736	146,632	126,160	129,707	132,898	21,218	639,351
UltraPro Financials	—	—	—	—	16,500	32,997	49,497
Ultra MSCI EAFE	—	26,000	105,384	135,963	83,345	22,325	373,017
Ultra MSCI Emerging Markets	—	27,016	154,408	136,015	86,797	12,500	416,736
Ultra MSCI Europe	—	—	47,068	82,819	116,348	21,000	267,235
Ultra MSCI Pacific ex-Japan	—	—	46,719	78,746	116,425	22,958	264,848
Ultra MSCI Brazil	—	—	47,846	87,983	105,221	21,696	262,746
Ultra FTSE China 25	—	32,285	120,815	133,682	81,225	17,886	385,893
Ultra MSCI Japan	—	22,003	112,279	180,435	112,975	24,686	452,378
Ultra MSCI Mexico Investable Market	—	—	46,822	77,613	117,509	22,791	264,735
Ultra 7-10 Year Treasury	—	—	82,505	95,221	117,900	22,444	318,070

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 335

	Expires September 30,						Total Amount
							Eligible for
Fund	2013	2014	2015	2016	2017	2018	Recoupment
Ultra 20+ Year Treasury	—	—	$79,850	$92,792	$130,053	$27,589	$330,284
Ultra High Yield	—	—	—	46,856	80,699	23,251	150,806
Ultra Investment Grade Corporate	—	—	—	42,369	71,127	21,079	134,575
30 Year TIPS/TSY Spread	—	—	—	—	57,238	4,854	62,092
Short 30 Year TIPS/TSY Spread	—	—	—	—	57,000	5,184	62,184
UltraPro 10 Year TIPS/TSY Spread	—	—	—	—	54,598	5,586	60,184
UltraPro Short 10 Year TIPS/TSY Spread	—	—	—	—	54,746	5,290	60,036

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $155,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

8. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Six Months Ended November 30, 2012	Year Ended May 31, 2012
USD Covered Bond	—	—
German Sovereign/Sub-Sovereign ETF	—	$16,000
Credit Suisse 130/30	—	5,584
Hedge Replication ETF	$864	4,130
RAFI® Long/Short	—	5,071
Short S&P500®	—	426,264
Short QQQ®	—	86,444

336 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

	For the periods ended
	Six Months Ended November 30, 2012	Year Ended May 31, 2012
Short Dow30SM	—	$47,199
Short MidCap400	—	17,463
Short Russell2000	—	96,729
Short SmallCap600	—	6,440
UltraShort Russell3000	—	180
UltraShort S&P500®	—	387,298
UltraShort QQQ®	—	139,461
UltraShort Dow30SM	—	51,098
UltraShort MidCap400	—	8,686
UltraShort Russell2000	—	116,841
UltraShort SmallCap600	—	6,474
UltraPro Short S&P500®	—	112,913
UltraPro Short QQQ®	—	33,425
UltraPro Short Dow30SM	—	5,358
UltraPro Short MidCap400	—	3,954
UltraPro Short Russell2000	—	15,760
UltraShort Russell1000 Value	—	—
UltraShort Russell1000 Growth	—	2,268
UltraShort Russell MidCap Value	—	—
UltraShort Russell MidCap Growth	—	—
UltraShort Russell2000 Value	—	—
UltraShort Russell2000 Growth	—	3,189
Short Basic Materials	—	2,608
Short Financials	—	9,160
Short Oil & Gas	—	1,270
Short Real Estate	—	4,660
Short KBW Regional Banking	—	12,234
UltraShort Basic Materials	—	44,516
UltraShort Nasdaq Biotechnology	—	1,832
UltraShort Consumer Goods	—	762
UltraShort Consumer Services	—	868
UltraShort Financials	—	50,356
UltraShort Health Care	—	—
UltraShort Industrials	—	1,635
UltraShort Oil & Gas	—	22,866
UltraShort Real Estate	—	27,375
UltraShort Semiconductors	—	8,691
UltraShort Technology	—	1,544
UltraShort Telecommunications	—	—
UltraShort Utilities	—	909
UltraPro Short Financials	—	—
Short MSCI EAFE	$17,188	70,188
Short MSCI Emerging Markets	16,320	39,931
Short FTSE China 25	—	2,522
UltraShort MSCI EAFE	2,534	5,393
UltraShort MSCI Emerging Markets	20,050	37,291
UltraShort MSCI Europe	52,123	71,423
UltraShort MSCI Pacific ex-Japan	766	1,085

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 337

	For the periods ended
	Six Months Ended November 30, 2012	Year Ended May 31, 2012
UltraShort MSCI Brazil	$2,505	$3,743
UltraShort FTSE China 25	5,804	29,216
UltraShort MSCI Japan	—	5,737
UltraShort MSCI Mexico Investable Market	340	—
Short 7-10 Year Treasury	89	656
Short 20+ Year Treasury	12,591	59,247
Short High Yield	6,220	21,111
Short Investment Grade Corporate	178	409
UltraShort 3-7 Year Treasury	—	394
UltraShort 7-10 Year Treasury	12,814	69,479
UltraShort 20+ Year Treasury	259,641	865,814
UltraShort TIPS	—	817
UltraPro Short 20+ Year Treasury	9,576	4,296
Ultra Russell3000	—	2,575
Ultra S&P500®	—	234,673
Ultra QQQ®	—	110,366
Ultra Dow30SM	—	58,622
Ultra MidCap400	—	44,447
Ultra Russell2000	—	64,719
Ultra SmallCap600	—	2,923
UltraPro S&P500®	—	150,238
UltraPro QQQ®	—	86,425
UltraPro Dow30SM	—	12,689
UltraPro MidCap400	—	9,326
UltraPro Russell2000	—	15,071
Ultra Russell1000 Value	—	764
Ultra Russell1000 Growth	—	487
Ultra Russell MidCap Value	—	309
Ultra Russell MidCap Growth	—	3,904
Ultra Russell2000 Value	—	653
Ultra Russell2000 Growth	—	2,553
Ultra Basic Materials	—	20,762
Ultra Nasdaq Biotechnology	—	4,872
Ultra Consumer Goods	—	685
Ultra Consumer Services	—	787
Ultra Financials	—	22,385
Ultra Health Care	—	2,598
Ultra Industrials	—	2,742
Ultra Oil & Gas	—	30,207
Ultra Real Estate	—	22,433
Ultra KBW Regional Banking	—	1,426
Ultra Semiconductors	—	2,662
Ultra Technology	—	4,771
Ultra Telecommunications	—	531
Ultra Utilities	—	1,621
UltraPro Financials	—	—
Ultra MSCI EAFE	—	—
Ultra MSCI Emerging Markets	1,468	—

338 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

	For the periods ended
	Six Months Ended November 30, 2012	Year Ended May 31, 2012
Ultra MSCI Europe	$1,140	—
Ultra MSCI Pacific ex-Japan	384	$1,095
Ultra MSCI Brazil	531	212
Ultra FTSE China 25	2,178	5,460
Ultra MSCI Japan	600	4,312
Ultra MSCI Mexico Investable Market	—	—
Ultra 7-10 Year Treasury	317,564	82,713
Ultra 20+ Year Treasury	7,402	31,407
Ultra High Yield	—	870
Ultra Investment Grade Corporate	585	485
30 Year TIPS/TSY Spread	—	4,000
Short 30 Year TIPS/TSY Spread	—	4,000
UltraPro 10 Year TIPS/TSY Spread	—	3,750
UltraPro Short 10 Year TIPS/TSY Spread	—	3,750

10. Investment Transactions

For the periods ended November 30, 2012, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for ProShares Ultra 7-10 Treasury, ProShares Ultra 20+ Year Treasury, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread Funds, and Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments securities for ProShares German Sovereign/Sub-Sovereign ETF Fund), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
USD Covered Bond	$1,397,200	$1,347,406
German Sovereign/Sub-Sovereign ETF	738,757	732,171
Credit Suisse 130/30	30,576,200	29,059,594
Hedge Replication ETF	1,647,759	1,255,730
RAFI® Long/Short	65,113	4,217,239
Ultra Russell3000	508,992	687,912
Ultra S&P500®	20,998,472	68,325,660
Ultra QQQ®	18,851,372	64,660,225
Ultra Dow30SM	3,099,823	4,598,317
Ultra MidCap400	288,061,537	65,103,592
Ultra Russell2000	255,068,478	403,835,257
Ultra SmallCap600	943,063	3,329,283
UltraPro S&P500®	33,574,874	108,387,977
UltraPro QQQ®	29,988,990	66,999,561
UltraPro Dow30SM	15,837,267	978,240
UltraPro MidCap400	4,533,562	4,620,459
UltraPro Russell2000	25,173,757	8,611,519
Ultra Russell1000 Value	906,371	199,817
Ultra Russell1000 Growth	2,275,334	1,038,682
Ultra Russell MidCap Value	949,651	2,433,955
Ultra Russell MidCap Growth	1,977,606	869,320
Ultra Russell2000 Value	1,302,978	825,596
Ultra Russell2000 Growth	3,231,757	1,194,594
Ultra Basic Materials	22,175,750	11,438,004
Ultra Nasdaq Biotechnology	10,788,192	2,058,526
November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 339

Fund	Purchases	Sales
Ultra Consumer Goods	$10,230,646	$3,260,041
Ultra Consumer Services	8,503,347	1,634,705
Ultra Financials	40,742,172	53,550,656
Ultra Health Care	6,068,220	1,309,709
Ultra Industrials	3,874,965	16,430,074
Ultra Oil & Gas	38,987,149	65,341,388
Ultra Real Estate	82,009,521	88,239,279
Ultra KBW Regional Banking	616,382	154,962
Ultra Semiconductors	4,679,826	6,367,128
Ultra Technology	24,076,561	31,870,839
Ultra Telecommunications	2,189,414	277,099
Ultra Utilities	2,225,119	441,224
UltraPro Financials	3,812,257	7,520
Ultra 7-10 Year Treasury	658,666,368	540,748,556
Ultra 20+ Year Treasury	8,722,783	8,980,634
Short 30 Year TIPS/TSY Spread	519,563	606,882
UltraPro 10 Year TIPS/TSY Spread	3,250,568	3,611,406
UltraPro Short 10 Year TIPS/TSY Spread	3,674,420	4,428,193

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2012, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
USD Covered Bond	$6,567,690	$95,142
Credit Suisse 130/30	15,674,188	2,089,461
Ultra S&P500®	873,855,689	77,767,822
Ultra QQQ®	159,868,678	21,089,118
Ultra Dow30SM	15,926,963	1,663,269
Ultra MidCap400	310,782,109	6,868,050
Ultra Russell2000	66,322,325	5,489,389
Ultra SmallCap600	7,333,136	924,329
UltraPro S&P500®	220,439,733	17,348,545
UltraPro QQQ®	66,966,578	6,122,435
UltraPro Dow30SM	20,927,225	1,206,429
UltraPro MidCap400	7,409,599	662,746
UltraPro Russell2000	76,472,292	5,382,210
Ultra Russell1000 Value	2,249,682	282,073
Ultra Russell MidCap Growth	3,820,426	360,603
Ultra Russell2000 Growth	3,416,881	468,676
Ultra Basic Materials	13,174,656	1,431,609
Ultra Nasdaq Biotechnology	10,948,212	2,588,619
Ultra Consumer Goods	6,930,453	734,971
Ultra Consumer Services	5,459,238	712,812
Ultra Financials	113,201,192	21,021,233
Ultra Health Care	5,857,145	1,326,918
Ultra Industrials	3,654,110	51,657

340 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

Fund	Fair Value	Net Realized Gains (Losses)
Ultra Oil & Gas	$32,774,452	$3,347,376
Ultra Real Estate	208,184,323	22,600,355
Ultra Technology	30,774,678	4,448,456
UltraPro Financials	2,652,201	198,626
Ultra 7-10 Year Treasury	595,549,107	9,313,531
Ultra 20+ Year Treasury	15,363,272	178,084

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2012, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
USD Covered Bond	$6,566,307
Credit Suisse 130/30	6,030,547
Ultra S&P500®	609,787,679
Ultra QQQ®	353,527,811
Ultra Dow30SM	29,175,027
Ultra MidCap400	293,836,982
Ultra Russell2000	209,909,148
UltraPro S&P500®	171,165,376
UltraPro QQQ®	4,812,272
UltraPro Dow30SM	10,405,077
UltraPro Russell2000	5,805,765
Ultra Russell2000 Growth	3,518,465
Ultra Basic Materials	4,608,977
Ultra Financials	15,821,419
Ultra Health Care	6,061,574
Ultra Oil & Gas	25,386,674
Ultra Real Estate	4,203,385
Ultra Semiconductors	6,138,859
Ultra 7-10 Year Treasury	522,020,386
Ultra 20+ Year Treasury	15,123,788

12. Share Splits and Reverse Share Splits

Effective October 5, 2012, the ProShares UltraShort S&P500®, ProShares UltraPro Short Dow30SM, ProShares UltraShort Basic Materials, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Consumer Goods, ProShares UltraShort Health Care, ProShares UltraShort 20+ Year Treasury and ProShares Ultra MSCI Brazil Funds underwent a 1-for-4 reverse share split, and the ProShares Ultra Nasdaq Biotechnology Fund underwent a 2-for-1 share split.

Effective May 11, 2012, the ProShares UltraShort Dow30SM, ProShares UltraPro Short QQQ®, ProShares UltraPro Short MidCap400, ProShares UltraShort Russell1000 Growth, ProShares UltraShort Consumer Services and ProShares UltraShort MSCI Brazil Funds underwent a 1-for-4 reverse share split, and the ProShares UltraShort Russell3000, ProShares UltraPro Short S&P500® and ProShares UltraPro Short Russell2000 Funds underwent a 1-for-5 reverse share split. The ProShares Ultra QQQ®, ProShares UltraPro QQQ®, ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury Funds underwent a 2-for-1 share split, and the ProShares UltraPro Dow30SM Fund underwent a 3-for-1 share split.

Effective October 13, 2011, the ProShares UltraShort Real Estate and ProShares UltraShort Utilities Funds underwent a 1-for-3 reverse share split.

Effective February 25, 2011, the ProShares UltraShort QQQ®, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Semiconductors, ProShares UltraShort Telecommunications and ProShares UltraShort MSCI Pacific ex-Japan Funds underwent a 1-for-5 reverse share split, and the ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraShort Russell2000, ProShares UltraShort Russell MidCap Value, ProShares UltraShort Russell MidCap Growth, ProShares UltraShort Russell2000 Value, ProShares UltraShort Financials, ProShares UltraShort Industrials, ProShares UltraShort Technology, ProShares UltraShort MSCI Europe and ProShares UltraShort MSCI Mexico Investable

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 341

Market Funds underwent a 1-for-4 reverse share split. The ProShares UltraPro QQQ®, ProShares UltraPro MidCap400 and ProShares UltraPro Russell2000 Funds underwent a 2-for-1 share split, and the ProShares UltraPro S&P500® Fund underwent a 3-for-1 share split.

Effective April 15, 2010, the ProShares UltraShort Basic Materials, ProShares UltraShort Oil & Gas, ProShares UltraShort Real Estate, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort FTSE China 25 and ProShares Ultra Real Estate Funds underwent a 1-for-5 reverse share split, and the ProShares Ultra Financials Fund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

13. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds use investment techniques, such as investing in derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments), that may be considered aggressive. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The use of derivatives and aggressive investment techniques also exposes a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying its benchmark, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement of more than 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

342 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

•  Correlation Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial instruments not included in the benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on that day. Each geared Fund seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

•  Compounding Risk

Many of the Funds are "geared funds" in that each has an investment objective to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a single day. A "single day" is measured from the time the Fund calculates its NAV to the time of the Fund's next NAV calculation. These Funds are subject to all of the correlation risks described above. In addition, because the Funds have a single day investment objective, for periods greater than a single day, the effect of compounding may cause the performance of a Fund to be either greater than or less than the index performance (or the inverse of the index performance over the period) times the stated multiple in the Fund's objective. As a result of compounding, inverse (-1x) Funds and leveraged Funds are unlikely to provide a simple multiple (e.g. -1x, -2x, 3x or -3x) of an index's return over periods longer than a single day.

•  Counterparty Risk

The Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives or repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of an investment in the Fund may decline.

At November 30, 2012, the ProShares UltraShort Semiconductors, ProShares Ultra Russell3000, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Russell1000 Value, ProShares Ultra Russell MidCap Value, ProShares Ultra Russell MidCap Growth, ProShares Ultra Russell2000 Value, ProShares Ultra Basic Materials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Pacific ex-Japan, ProShares Ultra MSCI Mexico Investable Market, ProShares Ultra High Yield, ProShares Ultra Investment Grade Corporate, ProShares Short 30 Year TIPS/TSY Spread, ProShares UltraPro 10 Year TIPS/TSY Spread and ProShares UltraPro Short 10 Year TIPS/TSY Spread Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be adversely affected by political, social, economic or regulatory events affecting those foreign countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•  Debt Instrument Risk

The Funds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in a Fund to change.

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 343

•  Breakeven Inflation Investing Risk

Certain Funds seek investment results, before fees and expenses, that track performance, a multiple of the performance, the inverse or an inverse multiple of the performance of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index tracks the performance of long positions in the most recently issued Treasury Inflation-Protected Securities (TIPS) bond of a particular maturity and duration-adjusted short positions in Treasury notes of the closest maturity. The difference in yield (or spread) between these instruments (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" (BEI) and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index (and the Funds) will fluctuate based on changes in the value of the underlying instruments, which will likely not be the same on a percentage basis as changes in the BEI. The Dow Jones Credit Suisse 30-Year Inflation Breakeven Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index over time, or that the Funds will retain any appreciation in value over extended periods of time, or that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the Funds will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Dow Jones Credit Suisse 30-Year Inflation Breakeven Index or the value of the Funds in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.

14. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

15. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

16. Legal Proceedings

The Trust, the Advisor and various Trust officers have been named as defendants in a purported class action lawsuit filed in the United States District Court for the Southern District of New York, styled In re ProShares Trust Securities Litigation, Civ. No. 09-cv-6935. The complaint alleges that the defendants violated Sections 11 and 15 of the 1933 Act by including untrue statements of material fact and omitting material facts in the Registration Statement for thirty-eight ProShares ETFs and allegedly failing to adequately disclose the funds' investment objectives and risks. The thirty-eight Funds of the Trust named in the complaint are ProShares Ultra Dow30, ProShares Ultra Oil & Gas, ProShares Short Dow30, ProShares UltraShort Oil & Gas, ProShares UltraShort Dow30, ProShares UltraShort MSCI EAFE, ProShares UltraShort MSCI Emerging Markets, ProShares Short MSCI EAFE, ProShares UltraShort MSCI Europe, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Japan, ProShares UltraShort FTSE China 25, ProShares Ultra MidCap400, ProShares UltraShort MidCap400, ProShares Short QQQ, ProShares UltraShort QQQ, ProShares UltraShort Technology, ProShares UltraShort Consumer Services, ProShares UltraShort SmallCap600, ProShares UltraShort S&P500, ProShares Short Financials, ProShares Short S&P500, ProShares UltraShort Industrials, ProShares UltraShort Russell1000 Value, ProShares UltraShort Financials, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Basic Materials, ProShares UltraShort Real Estate, ProShares UltraShort Semiconductors, ProShares Ultra S&P500, ProShares UltraShort Consumer Goods,

344 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2012 (Unaudited)

ProShares UltraShort Russell2000, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra Russell2000, ProShares Ultra Industrials, ProShares Ultra Financials and ProShares Ultra Basic Materials. On September 10, 2012, the District Court issued an Opinion and Order dismissing the class action lawsuit in its entirety. On December 17, 2012, the plaintiffs filed an appeal brief to the United States Court of Appeals for the Second Circuit. The Trust believes the complaint is without merit and that the anticipated outcome will not adversely impact the operation of the Trust or any of its Funds. Accordingly, no loss contingency has been recorded in the balance sheet and the amount of loss, if any, cannot be reasonably estimated at this time.

17. Subsequent Events

In October 2012, Vanguard® announced the approval of a new benchmark index for the Vanguard® MSCI Europe ETF, which serves as a reference asset for swap agreements held by ProShares UltraShort MSCI Europe and ProShares Ultra MSCI Europe. Vanguard's plan to change the benchmark from the MSCI Europe Index to the FTSE Developed Europe Index is expected to become effective by mid-2013.

In December 2012, iShares® announced the approval of a new benchmark index for the iShares® MSCI Brazil Index Fund, which serves as a reference asset for swap agreements held by ProShares UltraShort MSCI Brazil and ProShares Ultra MSCI Brazil. iShares' plan to change the benchmark from the MSCI Brazil Index to the MSCI Brazil 25/50 Index is expected to become effective on or soon after February 11, 2013.

Also in December 2012, iShares® announced the approval of a new benchmark index for the iShares® MSCI Mexico Investable Market Index Fund, which serves as a reference asset for swap agreements held by ProShares UltraShort MSCI Mexico Investable Market and ProShares Ultra MSCI Mexico Investable Market. iShares' plan to change the benchmark from the MSCI Mexico Investable Market Index to the MSCI Mexico IMI 25/50 Index is expected to become effective on or soon after February 11, 2013.

Management is currently evaluating the effect that these changes will have on the Funds.

November 30, 2012 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 345

Under an amended investment advisory agreement between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust, on behalf of each Fund ("Advisory Agreement"), each Fund (other than ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares German Sovereign/Sub-Sovereign ETF and ProShares USD Covered Bond) pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, as follows: 0.75% of the first $6.0 billion of the Fund's average daily net assets; 0.70% of average daily net assets for the next $4.0 billion; and 0.65% of the Fund's average daily net assets in excess of $10 billion. ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares 30 Year TIPS/TSY Spread and ProShares Short 30 Year TIPS/TSY Spread each pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.55%. ProShares German Sovereign/Sub-Sovereign ETF and ProShares USD Covered Bond each pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.35%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the Trust's officers. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses of a Fund to the extent the Fund's total annual operating expenses, before fee waivers and expense reimbursements, exceed 0.95%, as a percentage of average daily net assets, through September 30, 2013 (0.75% for each of ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares 30 Year TIPS/TSY Spread and ProShares Short 30 Year TIPS/TSY Spread, 0.45% for ProShares German Sovereign/Sub-Sovereign ETF, and 0.35% for ProShares USD Covered Bond, each through September 30, 2013). After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, to the extent that recoupment will not cause a Fund's expenses to exceed any expense limitation in place at that time.

At a meeting held on September 10-11, 2012, the Board unanimously approved the continuance of the Advisory Agreement with respect to the Funds covered by the period of this Report. The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including, among other things: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from its relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders.

The Board considered each Fund's performance in its review of the Advisory Agreement. Among other things, the Board reviews quarterly reports showing how the performance of each Fund tracks against a benchmark. The Board noted that, given the nature of the Funds, the correlation of the Fund's performance with the performance of a benchmark was a more meaningful factor than the Fund's total return.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable and in the best interest of the shareholders are discussed in more detail below.

In reaching its determination to approve the Advisory Agreement, the Board considered the Advisor's statement that the Funds were unusual in the ETF marketplace. The Board reviewed information that it believed was reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, the specialized nature of certain Funds, their investment strategies, and their shareholder base, comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board evaluated this information and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds ("Disinterested Trustees") were also advised by independent legal counsel. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds' investment results and performance data.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the quality of services the Trust expects to be provided by the Advisor in its management of the Funds and the success of the Funds in achieving their stated investment objectives. The Board focused on the overall quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds and ensure their compliance with federal securities laws. The Disinterested Trustees noted that these systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the advisory skills needed to manage, the Funds. Specifically, the Board considered the fact that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day, an activity not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that are intended to enable the Funds to meet their investment objective. The Board also considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether that program provided appropriate incentives. The Board also considered information regarding allocation of Fund brokerage and the selection of counterparties, as well as the favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties. The Board also reviewed the quality of the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging than for traditional ETFs, as well as the quality of the compliance program. Based upon its review, the Board concluded

346 :: ProShares Trust :: Board Approval of Investment Advisory Agreement (Unaudited)

that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the Funds consistent with the terms of the Advisory Agreement that benefit Fund shareholders, particularly in light of the unique nature of the Funds and the services required to support them.

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid by other ETFs and mutual funds with similar investment objectives and/or in the same Lipper categories as the Funds. The Board considered that obtaining meaningful industry fee comparisons for the Funds is challenging because there are few similar funds in the marketplace. The Board considered the fees paid by other clients of the Advisor and its affiliates for advisory services.

Based on the information it received, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided an appropriate range of data for the Trustees' consideration. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparisons because traditional ETFs do not use leverage.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs investors would pay to achieve the objectives of the Funds on their own accord, noting that likely it would be more expensive to do so. The Board also considered the Advisor's performance of non-advisory services, including those performed under a Management Services Agreement. The Board considered the nature of the Funds' shareholder base and the way that the Funds' shares are purchased, sold and traded on an exchange. The Board discussed with management the indirect or "fall-out" benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and, therefore, not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which it found to be sound. The Board, including the Disinterested Trustees, concluded that the investment advisory fees and other compensation payable by the Funds to the Advisor were reasonable in relation to the services provided and that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the Funds.

Economies of Scale

The Board discussed with representatives of the Advisor economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale may be achieved when a fund achieves and maintains significant growth. The Board also considered that effective October 1, 2011, the Advisor has agreed to reduce each Fund's (other than ProShares UltraPro 10 Year TIPS/TSY Spread, ProShares UltraPro Short 10 Year TIPS/TSY Spread, ProShares 30 Year TIPS/TSY Spread, ProShares Short 30 Year TIPS/TSY Spread, ProShares German Sovereign / Sub-Sovereign ETF and ProShares USD Covered Bond) annual investment advisory fee by 0.05% on assets in excess of $6.0 billion, and 0.10% on assets in excess of $10 billion.

Conclusion

Based upon its evaluation, including its consideration of each of the factors noted above for each Fund, the Board and the Disinterested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and in the best interest of its shareholders.

Board Approval of Investment Advisory Agreement (Unaudited) :: ProShares Trust :: 347

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2012 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2012. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2012.

As of October 31, 2012, the Funds federal tax information is as follow:

Funds	QDI	DRD	QII
USD Covered Bond	0.00%	0.00%	0.00%
German Sovereign/Sub-Sovereign ETF	0.00	0.00	0.00
Credit Suisse 130/30	100.00	100.00	0.03
RAFI® Long/Short	100.00	100.00	0.00
Ultra S&P500®	100.00	100.00	0.26
Ultra Dow30SM	100.00	100.00	0.44
Ultra Russell2000	100.00	100.00	3.63
Ultra SmallCap600	100.00	100.00	0.01
UltraPro S&P500®	100.00	100.00	0.00
UltraPro Dow30SM	100.00	100.00	0.00
UltraPro Russell2000	100.00	100.00	0.15
Ultra Russell1000 Value	100.00	100.00	0.00
Ultra Russell1000 Growth	100.00	100.00	0.00
Ultra Russell MidCap Value	100.00	100.00	0.00
Ultra Russell2000 Value	100.00	100.00	0.00
Ultra Basic Materials	100.00	100.00	0.00
Ultra Consumer Goods	100.00	100.00	0.00
Ultra Financials	100.00	100.00	0.22
Ultra Health Care	100.00	100.00	0.00
Ultra Industrials	100.00	100.00	0.00
Ultra Oil & Gas	100.00	100.00	0.59
Ultra Real Estate	0.00	0.00	0.33
Ultra KBW Regional Banking	100.00	100.00	0.00
Ultra Semiconductors	100.00	100.00	0.00
Ultra Telecommunications	100.00	100.00	0.00
Ultra Utilities	100.00	100.00	0.00
Ultra 7-10 Year Treasury	0.00	0.00	100.00
Ultra 20+ Year Treasury	0.00	0.00	100.00
30 Year TIPS/TSY Spread	0.00	0.00	100.00
Short 30 Year TIPS/TSY Spread	0.00	0.00	100.00
UltraPro 10 Year TIPS/TSY Spread	0.00	0.00	99.64
UltraPro Short 10 Year TIPS/TSY Spread	0.00	0.00	100.00

Funds with Short Term Capital Gain Designation

For the tax year ended October 31, 2012, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

348 :: ProShares Trust :: Misc. Information (Unaudited)

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

Misc. Information (Unaudited) :: ProShares Trust :: 349

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000, East Tower, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Short or Ultra ProShares seek returns that are 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit proshares.com.

"QQQ®" and "NASDAQ-100®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®," S&P®," "S&P 500®," "S&P MidCap 400®," "S&P SmallCap 600®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P"). "Dow Jones Index," "DJ," "Dow Jones Industrial AverageSM," "The Dow 30SM," "Dow Jones U.S. Sector Indexes," and "Dow Jones Select Sector Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"). The "Russell 3000® Index," "Russell 2000® Index," "Russell 2000® Growth Index," "Russell 2000® Value Index," "Russell 1000® Growth Index," "Russell 1000® Value Index," "Russell Midcap® Growth Index" and "Russell Midcap® Value Index" are trademarks of Russell Investments. "KBW Regional Banking IndexSM" is a service mark of Keefe, Bruyette and Woods, Inc. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI. "Barclays Capital" and "Barclays Capital Inc." are trademarks of Barclays Capital Inc. "iBoxx" is a registered trademark of Markit Indices Limited. "Credit Suisse" and "Credit Suisse 130/30 Large-Cap IndexTM" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. All have been licensed for use by ProShares. "Dow Jones Indexes" is the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones Indexes" is a service mark of Dow Jones Trademark Holdings, LLC ("Dow Jones") and has been licensed to CME Indexes. "FTSE®" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. "BNP Paribas®" and "BNP Paribas Diversified USD Covered Bond IndexTM" are trademarks of BNP Paribas® or its affiliates ("BNPP") and have been licensed for use by Proshares Trust. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2012 ProShare Advisors LLC. All rights reserved.   PSSA1112

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)                                 Schedule I — Investments in Securities of Unaffiliated Issuers

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Credit Suisse 130/30

Shares		Value
	Common Stocks (a) — 94.4%
	Consumer Discretionary — 12.2%

2,509	Amazon.com, Inc.*	$632,393
5,351	AutoNation, Inc.*	208,368
4,100	Bed Bath & Beyond, Inc.*	240,752
10,441	Cablevision Systems Corp., Class A	144,503
1,036	Coach, Inc.	59,922
17,324	Comcast Corp., Class A	644,106
11,325	D.R. Horton, Inc.	220,384
6,988	DIRECTV*	347,304
4,888	Discovery Communications, Inc., Class A*	295,284
4,286	Dollar Tree, Inc.*	178,898
4,061	Expedia, Inc.	251,213
59	Ford Motor Co.	676
4,112	Genuine Parts Co.	267,650
19,313	Goodyear Tire & Rubber Co. (The)*	243,344
5,639	Harman International Industries, Inc.	223,079
9,951	Home Depot, Inc. (The)	647,512
5,086	Kohl’s Corp.	227,090
8,522	Leggett & Platt, Inc.	237,338
11,553	Lowe’s Cos., Inc.	416,948
6,282	Macy’s, Inc.	243,113
1,839	McDonald’s Corp.	160,067
17,178	News Corp., Class A	423,266
2,891	O’Reilly Automotive, Inc.*	271,985
3,661	PetSmart, Inc.	258,686
5	priceline.com, Inc.*	3,316
13,693	PulteGroup, Inc.*	230,179
191	Ralph Lauren Corp.	30,004
4,781	Ross Stores, Inc.	272,135
3,916	Scripps Networks Interactive, Inc., Class A	231,201
18,911	Staples, Inc.	221,259
5,020	Starwood Hotels & Resorts Worldwide, Inc.	270,879
3,578	Time Warner Cable, Inc.	339,516
8,425	TJX Cos., Inc.	373,565
5,637	Urban Outfitters, Inc.*	212,515
3,388	Walt Disney Co. (The)	168,248
		9,196,698
	Consumer Staples — 10.4%

2,974	Altria Group, Inc.	100,551
7,927	Archer-Daniels-Midland Co.	211,651
2,350	Campbell Soup Co.	86,362
10,735	Coca-Cola Co. (The)	407,071
43	Colgate-Palmolive Co.	4,666
9,413	ConAgra Foods, Inc.	281,072
6,741	Constellation Brands, Inc., Class A*	241,867
4,122	Costco Wholesale Corp.	428,647
9,828	CVS Caremark Corp.	457,100
13,700	Dean Foods Co.*	234,818
7,091	Hormel Foods Corp.	219,892
3,004	J.M. Smucker Co. (The)	265,734
5,011	Kellogg Co.	277,910
10,987	Kroger Co. (The)	288,299
2,449	Lorillard, Inc.	296,721
3,848	McCormick & Co., Inc. (Non-Voting)	248,427
3,634	Molson Coors Brewing Co., Class B	150,666
15,640	Mondelez International, Inc., Class A	404,920
3,847	PepsiCo, Inc.	270,098
9,414	Philip Morris International, Inc.	846,130
8,631	Procter & Gamble Co. (The)	602,703
13,994	Safeway, Inc.	239,437
13,974	Tyson Foods, Inc., Class A	267,882
10,186	Walgreen Co.	345,407
4,316	Wal-Mart Stores, Inc.	310,838
3,131	Whole Foods Market, Inc.	292,310
		7,781,179
	Energy — 9.3%

3,882	Apache Corp.	299,263
6,497	Baker Hughes, Inc.	280,346
2,889	Cameron International Corp.*	155,862
13,672	Chesapeake Energy Corp.	232,834
6,818	Chevron Corp.	720,594
1,461	ConocoPhillips	83,189
15,086	Denbury Resources, Inc.*	232,777
3,487	Diamond Offshore Drilling, Inc.	240,603
4,895	Ensco plc, Class A	285,036
2,058	EOG Resources, Inc.	242,062
20,622	Exxon Mobil Corp.	1,817,623
10,205	Halliburton Co.	340,337
9,188	Kinder Morgan, Inc.	310,646
716	Marathon Petroleum Corp.	42,631
4,470	Murphy Oil Corp.	253,628
1,098	National Oilwell Varco, Inc.	74,993
7,077	Noble Corp.	244,086
1,063	Occidental Petroleum Corp.	79,948
7,287	Rowan Cos. plc, Class A*	231,217
2,700	Schlumberger Ltd.	193,374
6,299	Tesoro Corp.	266,322
9,592	Valero Energy Corp.	309,438
2,454	Williams Cos., Inc. (The)	80,589
		7,017,398
	Financials — 15.8%

6,324	Aflac, Inc.	335,109
7,547	Allstate Corp. (The)	305,503
825	American Express Co.	46,117
11,890	American International Group, Inc.*	393,916
4,485	American Tower Corp. (REIT)	336,061
6,251	Assurant, Inc.	213,847
2,017	AvalonBay Communities, Inc. (REIT)	265,820
24,833	Bank of America Corp.	244,853
10,771	BB&T Corp.	303,419
7,135	Citigroup, Inc.	246,657
5,197	CME Group, Inc.	287,238
4,725	Equity Residential (REIT)	262,285
11,132	Federated Investors, Inc., Class B	220,970
17,923	Fifth Third Bancorp	262,393
24,734	First Horizon National Corp.	233,984
40,464	Genworth Financial, Inc., Class A*	240,761
209	Goldman Sachs Group, Inc. (The)	24,618
12,334	Hartford Financial Services Group, Inc.	261,234
38,403	Huntington Bancshares, Inc./OH	236,178
1,941	IntercontinentalExchange, Inc.*	256,503
11,517	JPMorgan Chase & Co.	473,118
29,400	KeyCorp	237,552
12,972	Kimco Realty Corp. (REIT)	249,841
9,123	Legg Mason, Inc.	232,910
10,809	Leucadia National Corp.	239,419
6,592	Loews Corp.	269,481
8,459	Marsh & McLennan Cos., Inc.	297,926
11,487	MetLife, Inc.	381,254
19,213	Morgan Stanley	324,123
7,892	NASDAQ OMX Group, Inc. (The)	191,223
6,649	NYSE Euronext	155,254

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19,569	People’s United Financial, Inc.	$238,546
7,803	Principal Financial Group, Inc.	211,851
11,995	Progressive Corp. (The)	254,894
6,165	Prudential Financial, Inc.	321,320
2,095	Public Storage (REIT)	294,641
34,263	Regions Financial Corp.	228,534
2,653	Simon Property Group, Inc. (REIT)	403,601
10,415	SunTrust Banks, Inc.	282,767
4,356	T. Rowe Price Group, Inc.	281,703
1,625	U.S. Bancorp	52,423
4,592	Ventas, Inc. (REIT)	292,281
16,291	Wells Fargo & Co.	537,766
10,113	XL Group plc	246,049
9,590	Zions Bancorp.	192,471
		11,868,414
	Health Care — 9.6%

5,596	Abbott Laboratories	363,740
6,489	Aetna, Inc.	280,260
3,214	Alexion Pharmaceuticals, Inc.*	308,608
3,689	Allergan, Inc.	342,155
6,322	AmerisourceBergen Corp.	266,915
795	Amgen, Inc.	70,596
3,274	Becton, Dickinson and Co.	251,018
617	Bristol-Myers Squibb Co.	20,133
6,705	Cardinal Health, Inc.	271,217
4,760	Celgene Corp.*	374,088
3,357	Cerner Corp.*	259,227
2,956	Edwards Lifesciences Corp.*	256,492
7,277	Express Scripts Holding Co.*	391,866
7,033	Forest Laboratories, Inc.*	249,390
6,556	Gilead Sciences, Inc.*	491,700
570	Intuitive Surgical, Inc.*	301,530
8,646	Johnson & Johnson	602,886
3,290	McKesson Corp.	310,806
6,602	Medtronic, Inc.	278,010
8,489	Merck & Co., Inc.	376,063
22,995	Pfizer, Inc.	575,335
1,151	UnitedHealth Group, Inc.	62,603
2,164	Watson Pharmaceuticals, Inc.*	190,454
5,011	WellPoint, Inc.	280,115
		7,175,207
	Industrials — 10.4%

627	3M Co.	57,026
1,440	ADT Corp. (The)*	66,096
6,886	Avery Dennison Corp.	230,337
5,854	Boeing Co. (The)	434,835
4,085	C.H. Robinson Worldwide, Inc.	252,208
320	Caterpillar, Inc.	27,277
560	Cintas Corp.	23,206
3,688	CSX Corp.	72,875
6,322	Danaher Corp.	341,198
1,275	Dun & Bradstreet Corp. (The)	100,954
5,850	Fastenal Co.	244,588
3,622	FedEx Corp.	324,278
4,832	Fluor Corp.	256,483
800	General Dynamics Corp.	53,200
35,582	General Electric Co.	751,848
3,307	L-3 Communications Holdings, Inc.	254,143
3,548	Lockheed Martin Corp.	331,028
4,364	Norfolk Southern Corp.	263,498
4,350	Northrop Grumman Corp.	290,145
3,346	Parker Hannifin Corp.	274,874
18,582	Pitney Bowes, Inc.	207,933
19,397	R.R. Donnelley & Sons Co.	182,332
5,297	Raytheon Co.	302,618
8,972	Republic Services, Inc.	255,433
8,502	Robert Half International, Inc.	240,266
2,384	Roper Industries, Inc.	265,887
4,896	Ryder System, Inc.	230,455
26,253	Southwest Airlines Co.	250,191
2,155	Stericycle, Inc.*	201,428
10,136	Textron, Inc.	238,095
9,687	Tyco International Ltd.	274,820
3,790	Union Pacific Corp.	465,336
102	United Parcel Service, Inc., Class B	7,457
873	United Technologies Corp.	69,936
		7,842,284
	Information Technology — 18.3%

2,957	Accenture plc, Class A	200,839
6,512	Akamai Technologies, Inc.*	238,469
4,629	Apple, Inc.	2,709,261
8,262	Broadcom Corp., Class A*	267,524
10,416	CA, Inc.	230,819
14,573	Cisco Systems, Inc.	275,575
3,225	Citrix Systems, Inc.*	197,241
4,540	Cognizant Technology Solutions Corp., Class A*	305,224
552	eBay, Inc.*	29,157
1,392	EMC Corp.*	34,549
2,355	F5 Networks, Inc.*	220,616
1,478	Google, Inc., Class A*	1,032,191
4,919	Harris Corp.	231,833
31,683	Intel Corp.	620,036
3,868	International Business Machines Corp.	735,191
12,976	Jabil Circuit, Inc.	246,544
34,206	LSI Corp.*	230,548
37,943	Microsoft Corp.	1,010,043
8,908	Molex, Inc.	234,993
5,214	Motorola Solutions, Inc.	283,902
18,972	NVIDIA Corp.	227,285
23,474	Oracle Corp.	753,515
10,284	QUALCOMM, Inc.	654,268
4,533	Red Hat, Inc.*	223,930
8,988	SAIC, Inc.	103,632
8,690	Seagate Technology plc	218,119
6,680	Symantec Corp.*	125,317
14,629	Teradyne, Inc.*	228,798
10,032	Total System Services, Inc.	220,202
3,392	VeriSign, Inc.*	115,769
3,597	Visa, Inc., Class A	538,507
7,090	Western Digital Corp.	237,090
19,679	Western Union Co. (The)	248,152
28,063	Xerox Corp.	191,109
16,732	Yahoo!, Inc.*	314,060
		13,734,308
	Materials — 2.5%

2,928	Air Products & Chemicals, Inc.	242,848
6,835	Allegheny Technologies, Inc.	178,940
2,702	Bemis Co., Inc.	90,787
821	CF Industries Holdings, Inc.	175,719
4,327	Eastman Chemical Co.	263,298
6,407	Newmont Mining Corp.	301,706
2,907	Nucor Corp.	119,710
1,856	Sherwin-Williams Co. (The)	283,077
10,564	United States Steel Corp.	227,760
		1,883,845

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.0%

19,706	AT&T, Inc.	$672,566
22,657	MetroPCS Communications, Inc.*	241,297
5,751	Sprint Nextel Corp.*	32,953
7,595	Verizon Communications, Inc.	335,091
27,709	Windstream Corp.	232,202
		1,514,109
	Utilities — 3.9%

6,027	AGL Resources, Inc.	234,932
6,782	American Electric Power Co., Inc.	289,252
11,885	CenterPoint Energy, Inc.	234,491
548	DTE Energy Co.	33,198
3,865	Entergy Corp.	245,582
10,294	Exelon Corp.	311,085
4,162	Integrys Energy Group, Inc.	221,294
10,266	NRG Energy, Inc.	216,613
11,336	Pepco Holdings, Inc.	223,773
9,827	PPL Corp.	288,422
9,249	Public Service Enterprise Group, Inc.	278,302
12,195	TECO Energy, Inc.	204,998
5,261	Xcel Energy, Inc.	142,310
		2,924,252
	Total Common Stocks (Cost $66,588,761)	70,937,694

Principal Amount
	U.S. Government & Agency Securities (a) — 1.8%
	Federal Home Loan Bank
$634,706	0.00%, due 12/03/12	634,706
	U.S. Treasury Bill
700,000	0.00%, due 02/07/13	699,848
	Total U.S. Government & Agency Securities (Cost $1,334,554)	1,334,554

	Repurchase Agreements (a)(b) — 1.5%

1,132,214	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,132,233	1,132,214
	Total Repurchase Agreements (Cost $1,132,214)	1,132,214

	Total Investment Securities (Cost $69,055,529) — 97.7%	73,404,462
	Other assets less liabilities — 2.3%	1,715,968
	Net Assets — 100.0%	$75,120,430

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $8,186,586.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,713,679
Aggregate gross unrealized depreciation	(2,699,116)
Net unrealized appreciation	$4,014,563
Federal income tax cost of investments	$69,389,899

See accompanying notes to the financial statements.

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large-Cap Index	$(12,559,128)	$(286,822)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large-Cap Index	14,112,901	1,540,898

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large-Cap Index	(9,918,054)	80,597

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large-Cap Index	12,544,476	261,235

		$1,595,908

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

RAFI® Long/Short

Shares			Value
		Common Stocks (a) — 92.0%
		Consumer Discretionary — 9.4%

2,211		Best Buy Co., Inc.	$28,986
1,635		Cablevision Systems Corp., Class A	22,629
375		Charter Communications, Inc., Class A*	26,569
441		Core-Mark Holding Co., Inc.	20,176
1,463		Dana Holding Corp.	20,745
4,551		Ford Motor Co.	52,109
1,205		GameStop Corp., Class A	31,631
2,408		Gannett Co., Inc.	43,103
1,040		Gap, Inc. (The)	35,839
2,230		General Motors Co.*	57,712
3,423		Goodyear Tire & Rubber Co. (The)*	43,130
689		J.C. Penney Co., Inc.	12,361
771		Johnson Controls, Inc.	21,233
590		Lear Corp.	25,765
924		Leggett & Platt, Inc.	25,733
1,624		Liberty Interactive Corp., Class A*	31,343
81		Liberty Ventures*	4,743
1,468		Lowe’s Cos., Inc.	52,980
872		Macy’s, Inc.	33,746
359		Mohawk Industries, Inc.*	30,871
11,759		Office Depot, Inc.*	39,510
5,183		OfficeMax, Inc.	51,830
3,158		RadioShack Corp.	6,411
773		Royal Caribbean Cruises Ltd.	27,248
—	#	Sears Canada, Inc.*	5
608		Sears Holdings Corp.*	25,542
2,521		Staples, Inc.	29,496
980		Target Corp.	61,867
1,921		Time Warner, Inc.	90,863
728		TRW Automotive Holdings Corp.*	36,866
504		Visteon Corp.*	25,250
572		Whirlpool Corp.	58,253
			1,074,545
		Consumer Staples — 8.0%

2,765		Altria Group, Inc.	93,485
1,979		Archer-Daniels-Midland Co.	52,839
1,602		Avon Products, Inc.	22,348
853		Bunge Ltd.	62,406
1,912		Coca-Cola Enterprises, Inc.	59,616
1,076		ConAgra Foods, Inc.	32,129
958		CVS Caremark Corp.	44,557
3,863		Dean Foods Co.*	66,212
275		Kraft Foods Group, Inc.*	12,436
2,877		Kroger Co. (The)	75,492
824		Mondelez International, Inc., Class A	21,333
1,667		Pantry, Inc. (The)*	21,404
22,594		Rite Aid Corp.*	22,820
2,710		Safeway, Inc.	46,368
1,436		Smithfield Foods, Inc.*	32,123
9,349		SUPERVALU, Inc.	22,251
1,427		Sysco Corp.	45,165
1,817		Tyson Foods, Inc., Class A	34,832
1,453		Walgreen Co.	49,271
1,368		Wal-Mart Stores, Inc.	98,523
			915,610
		Energy — 11.0%

2,049		Chesapeake Energy Corp.	34,895
1,299		Chevron Corp.	137,291
2,599		ConocoPhillips	147,987
573		Diamond Offshore Drilling, Inc.	39,537
2,585		Exterran Holdings, Inc.*	53,949
571		Exxon Mobil Corp.	50,328
1,951		Forest Oil Corp.*	12,428
1,330		Helix Energy Solutions Group, Inc.*	23,288
1,135		Hess Corp.	56,307
3,746		Marathon Oil Corp.	115,564
2,238		Marathon Petroleum Corp.	133,251
829		Murphy Oil Corp.	47,037
1,299		Phillips 66	68,029
2,021		Tesoro Corp.	85,448
4,732		Valero Energy Corp.	152,654
1,209		Western Refining, Inc.	35,121
546		World Fuel Services Corp.	21,267
2,753		WPX Energy, Inc.*	43,470
			1,257,851
		Financials — 20.7%

2,295		Allstate Corp. (The)	92,902
1,322		American International Group, Inc.*	43,798
139		American National Insurance Co.	9,590
781		Assurant, Inc.	26,718
34,112		Bank of America Corp.	336,344
1,599		Bank of New York Mellon Corp. (The)	38,280
1,129		BB&T Corp.	31,804
996		Capital One Financial Corp.	57,370
3,888		CapitalSource, Inc.	31,298
652		Cincinnati Financial Corp.	26,419
5,760		Citigroup, Inc.	199,123
4,980		CNO Financial Group, Inc.	45,318
865		Comerica, Inc.	25,595
1,435		CommonWealth REIT (REIT)	21,712
2,797		E*TRADE Financial Corp.*	23,551
1,463		Fidelity National Financial, Inc., Class A	35,419
2,334		Fifth Third Bancorp	34,170
6,448		Genworth Financial, Inc., Class A*	38,366
611		Goldman Sachs Group, Inc. (The)	71,970
4,290		Hartford Financial Services Group, Inc.	90,862
4,758		Hudson City Bancorp, Inc.	38,349
1,435		Interactive Brokers Group, Inc., Class A	21,941
4,272		iStar Financial, Inc. (REIT)*	32,681
3,221		JPMorgan Chase & Co.	132,319
807		Kemper Corp.	23,895
4,956		KeyCorp	40,044
943		Legg Mason, Inc.	24,075
1,935		Lincoln National Corp.	47,795
812		Loews Corp.	33,195
948		MetLife, Inc.	31,464
3,827		Morgan Stanley	64,561
2,173		Old Republic International Corp.	22,795
2,219		PHH Corp.*	48,618
855		Principal Financial Group, Inc.	23,213
905		Protective Life Corp.	24,571
460		Prudential Financial, Inc.	23,975
11,482		Regions Financial Corp.	76,585
3,020		SunTrust Banks, Inc.	81,993
15,835		Synovus Financial Corp.	37,529
1,344		Travelers Cos., Inc. (The)	95,182
1,263		Unum Group	25,753
3,858		Weyerhaeuser Co. (REIT)	106,326
1,676		Zions Bancorp.	33,637
			2,371,105

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 9.6%

928	Aetna, Inc.	$40,080
1,808	AmerisourceBergen Corp.	76,334
7,907	Boston Scientific Corp.*	43,805
979	Bristol-Myers Squibb Co.	31,945
1,932	Cardinal Health, Inc.	78,149
506	Cigna Corp.	26,449
1,838	Community Health Systems, Inc.*	54,148
1,194	Coventry Health Care, Inc.	52,154
1,324	Eli Lilly & Co.	64,929
2,127	HCA Holdings, Inc.	67,532
966	Health Net, Inc.*	22,749
520	Humana, Inc.	34,013
2,652	Kindred Healthcare, Inc.*	28,774
586	LifePoint Hospitals, Inc.*	21,084
954	McKesson Corp.	90,124
665	Omnicare, Inc.	24,100
5,123	Pfizer, Inc.	128,177
1,607	Tenet Healthcare Corp.*	46,539
625	Thermo Fisher Scientific, Inc.	39,719
799	UnitedHealth Group, Inc.	43,458
1,553	WellPoint, Inc.	86,813
		1,101,075
	Industrials — 11.8%

394	Alliant Techsystems, Inc.	23,640
943	Avery Dennison Corp.	31,543
2,382	Avis Budget Group, Inc.*	45,115
4,869	Delta Air Lines, Inc.*	48,690
785	EMCOR Group, Inc.	25,787
93	Engility Holdings, Inc.*	1,708
2,780	Exelis, Inc.	31,414
246	FedEx Corp.	22,024
790	General Cable Corp.*	22,681
528	General Dynamics Corp.	35,112
7,749	General Electric Co.	163,736
993	Harsco Corp.	20,009
2,446	Hertz Global Holdings, Inc.*	38,255
713	Honeywell International, Inc.	43,728
718	Huntington Ingalls Industries, Inc.	29,330
1,858	ITT Corp.	41,563
471	Jacobs Engineering Group, Inc.*	19,283
556	L-3 Communications Holdings, Inc.	42,729
548	Lockheed Martin Corp.	51,128
830	Manpower, Inc.	31,905
2,264	Masco Corp.	38,397
792	Navistar International Corp.*	16,165
1,002	Northrop Grumman Corp.	66,833
974	Oshkosh Corp.*	28,587
581	Owens Corning*	20,091
1,662	Pitney Bowes, Inc.	18,598
3,210	R.R. Donnelley & Sons Co.	30,174
821	Raytheon Co.	46,904
490	Ryder System, Inc.	23,064
848	Shaw Group, Inc. (The)*	38,101
1,936	SkyWest, Inc.	22,438
1,209	Terex Corp.*	29,246
1,042	Textron, Inc.	24,477
1,423	Tutor Perini Corp.*	18,300
2,080	United Continental Holdings, Inc.*	42,058
701	URS Corp.	26,414
4,730	US Airways Group, Inc.*	60,970
961	Waste Management, Inc.	31,300
		1,351,497
	Information Technology — 8.0%

1,761	AOL, Inc.*	66,073
2,367	Applied Materials, Inc.	25,398
942	Arrow Electronics, Inc.*	35,099
1,001	Avnet, Inc.*	29,319
1,344	Computer Sciences Corp.	51,153
2,287	CoreLogic, Inc.*	59,096
3,290	Dell, Inc.	31,716
746	Fidelity National Information Services, Inc.	26,931
277	Fiserv, Inc.*	21,326
3,997	Hewlett-Packard Co.	51,921
2,996	Ingram Micro, Inc., Class A*	48,535
2,569	Intel Corp.	50,275
95	International Business Machines Corp.	18,057
910	Jabil Circuit, Inc.	17,290
590	Lexmark International, Inc., Class A	14,355
5,651	MEMC Electronic Materials, Inc.*	16,557
4,405	Micron Technology, Inc.*	26,342
1,260	Microsoft Corp.	33,541
726	Motorola Solutions, Inc.	39,531
2,374	SAIC, Inc.	27,372
2,145	Sanmina Corp.*	20,206
1,328	Symantec Corp.*	24,913
468	SYNNEX Corp.*	15,453
737	Tech Data Corp.*	32,553
833	Texas Instruments, Inc.	24,548
1,177	Unisys Corp.*	20,339
688	Western Digital Corp.	23,007
5,010	Xerox Corp.	34,118
1,791	Yahoo!, Inc.*	33,617
		918,641
	Materials — 2.8%

2,657	AK Steel Holding Corp.	10,655
5,078	Alcoa, Inc.	42,706
343	Ashland, Inc.	24,326
1,584	Commercial Metals Co.	21,463
1,409	Dow Chemical Co. (The)	42,538
1,521	Huntsman Corp.	25,005
1,043	International Paper Co.	38,737
708	MeadWestvaco Corp.	21,884
802	Nucor Corp.	33,026
1,050	Owens-Illinois, Inc.*	21,032
1,123	Steel Dynamics, Inc.	14,509
1,236	United States Steel Corp.	26,648
		322,529
	Telecommunication Services — 6.0%

4,904	AT&T, Inc.	167,373
10,740	Frontier Communications Corp.	51,659
1,830	NII Holdings, Inc.*	9,278
43,679	Sprint Nextel Corp.*	250,281
1,372	Telephone & Data Systems, Inc.	31,570
3,874	Verizon Communications, Inc.	170,921
		681,082
	Utilities — 4.7%

4,064	AES Corp. (The)	43,363
1,513	Ameren Corp.	45,344
555	DTE Energy Co.	33,622
785	Edison International	35,702
648	Entergy Corp.	41,174
2,515	Exelon Corp.	76,003

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
20,090	GenOn Energy, Inc.*	$51,229
547	Integrys Energy Group, Inc.	29,084
3,747	NRG Energy, Inc.	79,062
2,019	Pepco Holdings, Inc.	39,855
726	PG&E Corp.	29,730
1,097	Public Service Enterprise Group, Inc.	33,009
		537,177
	Total Common Stocks (Cost $10,172,301)	10,531,112

Principal Amount
	U.S. Government & Agency Security (a) — 8.6%
	Federal Home Loan Bank
$980,428	0.00%, due 12/03/12	980,428
	Total U.S. Government & Agency Security (Cost $980,428)	980,428

	Repurchase Agreements (a)(b) — 14.2%
1,629,116	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,629,143	1,629,116
	Total Repurchase Agreements (Cost $1,629,116)	1,629,116

	Total Investment Securities (Cost $12,781,845) — 114.8%	13,140,656
	Liabilities in excess of other assets — (14.8%)	(1,689,289)
	Net Assets — 100.0%	$11,451,367

*	Non-income producing security.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $5,525,001.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,340,903
Aggregate gross unrealized depreciation	(1,028,132)
Net unrealized appreciation	$312,771
Federal income tax cost of investments	$12,827,885

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® US Equity Long/Short Index	$(11,056,390)	$(1,849,476)

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® US Equity Long/Short Index	960,809	129,706

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® US Equity Long/Short Index	(665,749)	(6,915)

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® US Equity Long/Short Index	390,481	22,522

		$(1,704,163)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra Russell3000

Shares		Value
	Common Stocks (a) — 13.0%
	Consumer Discretionary — 1.6%

1	1-800-Flowers.com, Inc., Class A*	$3
3	Aaron’s, Inc.	86
4	Abercrombie & Fitch Co., Class A	184
3	Advance Auto Parts, Inc.	219
4	Aeropostale, Inc.*	55
1	AFC Enterprises, Inc.*	26
1	Allison Transmission Holdings, Inc.	21
16	Amazon.com, Inc.*	4,033
2	AMC Networks, Inc., Class A*	106
3	American Axle & Manufacturing Holdings, Inc.*	31
8	American Eagle Outfitters, Inc.	170
2	American Greetings Corp., Class A	34
1	American Public Education, Inc.*	34
1	Ameristar Casinos, Inc.	20
2	Ann, Inc.*	67
4	Apollo Group, Inc., Class A*	77
1	Arbitron, Inc.	36
1	Arctic Cat, Inc.*	38
1	Asbury Automotive Group, Inc.*	30
5	Ascena Retail Group, Inc.*	100
1	Ascent Capital Group, Inc., Class A*	61
2	AutoNation, Inc.*	78
2	AutoZone, Inc.*	768
2	Bally Technologies, Inc.*	90
1	Barnes & Noble, Inc.*	14
1	Beazer Homes USA, Inc.*	15
2	bebe stores, inc.	8
10	Bed Bath & Beyond, Inc.*	587
4	Belo Corp., Class A	29
12	Best Buy Co., Inc.	157
1	Big 5 Sporting Goods Corp.	14
3	Big Lots, Inc.*	84
1	BJ’s Restaurants, Inc.*	34
1	Black Diamond, Inc.*	8
1	Bloomin’ Brands, Inc.*	16
1	Blue Nile, Inc.*	39
1	Bluegreen Corp.*	9
1	Bob Evans Farms, Inc.	38
1	Body Central Corp.*	10
1	Bon-Ton Stores, Inc. (The)	12
5	BorgWarner, Inc.*	331
2	Boyd Gaming Corp.*	11
1	Bravo Brio Restaurant Group, Inc.*	14
1	Bridgepoint Education, Inc.*	10
3	Brinker International, Inc.	90
2	Brown Shoe Co., Inc.	38
4	Brunswick Corp.	103
1	Buckle, Inc. (The)	51
1	Buffalo Wild Wings, Inc.*	72
2	Cabela’s, Inc.*	96
9	Cablevision Systems Corp., Class A	125
2	Caesars Entertainment Corp.*	12
3	Callaway Golf Co.	20
1	Capella Education Co.*	28
2	Career Education Corp.*	6
1	Caribou Coffee Co., Inc.*	12
10	CarMax, Inc.*	363
1	Carmike Cinemas, Inc.*	15
18	Carnival Corp.	696
1	Carriage Services, Inc.	11
1	Carrols Restaurant Group, Inc.*	6
2	Carter’s, Inc.*	106
2	Casual Male Retail Group, Inc.*	8
1	Cato Corp. (The), Class A	29
28	CBS Corp. (Non-Voting), Class B	1,007
1	CEC Entertainment, Inc.	31
2	Central European Media Enterprises Ltd., Class A*	9
2	Charter Communications, Inc., Class A*	142
2	Cheesecake Factory, Inc. (The)	68
7	Chico’s FAS, Inc.	131
1	Children’s Place Retail Stores, Inc. (The)*	49
1	Chipotle Mexican Grill, Inc.*	264
1	Choice Hotels International, Inc.	32
1	Churchill Downs, Inc.	63
5	Cinemark Holdings, Inc.	136
1	Citi Trends, Inc.*	14
2	Clear Channel Outdoor Holdings, Inc., Class A*	13
1	Coach, Inc.	58
1	Coinstar, Inc.*	47
1	Columbia Sportswear Co.	58
116	Comcast Corp., Class A	4,313
1	Conn’s, Inc.*	28
3	Cooper Tire & Rubber Co.	75
3	Corinthian Colleges, Inc.*	7
1	Cracker Barrel Old Country Store, Inc.	61
4	Crocs, Inc.*	53
1	Crown Media Holdings, Inc., Class A*	2
3	Cumulus Media, Inc., Class A*	7
12	D.R. Horton, Inc.	234
6	Dana Holding Corp.	85
6	Darden Restaurants, Inc.	317
2	Deckers Outdoor Corp.*	77
14	Delphi Automotive plc*	476
4	Denny’s Corp.*	19
1	Destination Maternity Corp.	22
3	DeVry, Inc.	78
4	Dick’s Sporting Goods, Inc.	210
1	Digital Generation, Inc.*	11
1	Dillard’s, Inc., Class A	89
1	DineEquity, Inc.*	63
28	DIRECTV*	1,392
11	Discovery Communications, Inc., Class A*	665
9	DISH Network Corp., Class A*	333
8	Dollar General Corp.*	400
10	Dollar Tree, Inc.*	417
3	Domino’s Pizza, Inc.	125
1	Dorman Products, Inc.*	34
3	DreamWorks Animation SKG, Inc., Class A*	51
1	Drew Industries, Inc.*	32
1	DSW, Inc., Class A	68
3	Dunkin’ Brands Group, Inc.	95
1	E.W. Scripps Co. (The), Class A*	10
1	Education Management Corp.*	4
1	Entercom Communications Corp., Class A*	6
2	Entravision Communications Corp., Class A	3
1	Ethan Allen Interiors, Inc.	29
3	Exide Technologies*	9
4	Expedia, Inc.	247
4	Express, Inc.*	60
4	Family Dollar Stores, Inc.	285

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Federal-Mogul Corp.*	$8
1	Fiesta Restaurant Group, Inc.*	15
5	Fifth & Pacific Cos., Inc.*	60
2	Finish Line, Inc. (The), Class A	41
7	Foot Locker, Inc.	251
1	Ford Motor Co.	11
2	Fossil, Inc.*	173
2	Francesca’s Holdings Corp.*	52
2	Fred’s, Inc., Class A	27
1	Fuel Systems Solutions, Inc.*	15
1	G-III Apparel Group Ltd.*	38
5	GameStop Corp., Class A	131
10	Gannett Co., Inc.	179
13	Gap, Inc. (The)	448
5	Garmin Ltd.	194
33	General Motors Co.*	854
1	Genesco, Inc.*	55
6	Gentex Corp.	106
1	Gentherm, Inc.*	12
7	Genuine Parts Co.	456
1	Global Sources Ltd.*	6
3	GNC Holdings, Inc., Class A	105
11	Goodyear Tire & Rubber Co. (The)*	139
2	Grand Canyon Education, Inc.*	47
1	Group 1 Automotive, Inc.	61
2	Groupon, Inc.*	8
3	Guess?, Inc.	78
12	H&R Block, Inc.	216
4	Hanesbrands, Inc.*	144
10	Harley-Davidson, Inc.	470
3	Harman International Industries, Inc.	119
2	Harte-Hanks, Inc.	11
5	Hasbro, Inc.	192
1	Haverty Furniture Cos., Inc.	17
1	Helen of Troy Ltd.*	31
1	hhgregg, Inc.*	7
1	Hibbett Sports, Inc.*	54
2	Hillenbrand, Inc.	42
66	Home Depot, Inc. (The)	4,295
1	HomeAway, Inc.*	20
2	Hot Topic, Inc.	20
4	Hovnanian Enterprises, Inc., Class A*	21
2	HSN, Inc.	106
2	Hyatt Hotels Corp., Class A*	73
3	Iconix Brand Group, Inc.*	60
12	International Game Technology	166
1	International Speedway Corp., Class A	27
19	Interpublic Group of Cos., Inc. (The)	206
2	Interval Leisure Group, Inc.	38
1	iRobot Corp.*	19
1	Isle of Capri Casinos, Inc.*	5
1	ITT Educational Services, Inc.*	18
7	J.C. Penney Co., Inc.	126
2	Jack in the Box, Inc.*	55
1	JAKKS Pacific, Inc.	12
3	Jamba, Inc.*	6
3	Jarden Corp.	159
2	John Wiley & Sons, Inc., Class A	85
1	Johnson Controls, Inc.	28
4	Jones Group, Inc. (The)	47
1	JoS. A. Bank Clothiers, Inc.*	43
2	Journal Communications, Inc., Class A*	11
1	K12, Inc.*	17
3	KB Home	43
1	Kirkland’s, Inc.*	9
11	Kohl’s Corp.	491
3	Krispy Kreme Doughnuts, Inc.*	27
1	K-Swiss, Inc., Class A*	3
3	Lamar Advertising Co., Class A*	118
1	Las Vegas Sands Corp.	47
2	La-Z-Boy, Inc.*	30
2	LeapFrog Enterprises, Inc.*	18
1	Lear Corp.	44
6	Leggett & Platt, Inc.	167
7	Lennar Corp., Class A	266
1	Libbey, Inc.*	20
11	Liberty Global, Inc., Class A*	616
24	Liberty Interactive Corp., Class A*	463
5	Liberty Media Corp. - Liberty Capital, Class A*	550
2	Liberty Ventures*	117
2	Life Time Fitness, Inc.*	94
10	Limited Brands, Inc.	521
1	LIN TV Corp., Class A*	6
1	Lincoln Educational Services Corp.	4
4	Lions Gate Entertainment Corp.*	66
1	Lithia Motors, Inc., Class A	36
6	Live Nation Entertainment, Inc.*	53
13	LKQ Corp.*	285
52	Lowe’s Cos., Inc.	1,877
1	Luby’s, Inc.*	6
1	Lumber Liquidators Holdings, Inc.*	54
1	M/I Homes, Inc.*	22
1	Mac-Gray Corp.	12
18	Macy’s, Inc.	697
3	Madison Square Garden Co. (The), Class A*	131
1	Maidenform Brands, Inc.*	18
1	Marcus Corp.	12
1	MarineMax, Inc.*	8
11	Marriott International, Inc., Class A	399
1	Marriott Vacations Worldwide Corp.*	40
1	Martha Stewart Living Omnimedia, Class A	3
15	Mattel, Inc.	563
1	Matthews International Corp., Class A	30
3	McClatchy Co. (The), Class A*	10
1	McDonald’s Corp.	87
12	McGraw-Hill Cos., Inc. (The)	637
2	MDC Holdings, Inc.	70
1	MDC Partners, Inc., Class A	11
2	Men’s Wearhouse, Inc. (The)	65
2	Meredith Corp.	62
1	Meritage Homes Corp.*	35
17	MGM Resorts International*	173
4	Michael Kors Holdings Ltd.*	213
2	Modine Manufacturing Co.*	15
2	Mohawk Industries, Inc.*	172
1	Monro Muffler Brake, Inc.	32
1	Morgans Hotel Group Co.*	6
1	Morningstar, Inc.	64
1	Movado Group, Inc.	35
1	MTR Gaming Group, Inc.*	3
1	Multimedia Games Holding Co., Inc.*	15
2	National CineMedia, Inc.	29
2	Netflix, Inc.*	163
1	New York & Co., Inc.*	4
6	New York Times Co. (The), Class A*	49
13	Newell Rubbermaid, Inc.	284
91	News Corp., Class A	2,242
1	NIKE, Inc., Class B	97

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	Nordstrom, Inc.	$379
1	Nutrisystem, Inc.	8
12	Office Depot, Inc.*	40
4	OfficeMax, Inc.	40
12	Omnicom Group, Inc.	597
1	Orbitz Worldwide, Inc.*	2
5	O’Reilly Automotive, Inc.*	470
4	Orient-Express Hotels Ltd., Class A*	49
1	Outdoor Channel Holdings, Inc.	7
1	Overstock.com, Inc.*	15
1	Oxford Industries, Inc.	55
4	Pandora Media, Inc.*	35
1	Panera Bread Co., Class A*	160
1	Papa John’s International, Inc.*	53
3	Penn National Gaming, Inc.*	152
2	Penske Automotive Group, Inc.	58
2	Pep Boys-Manny Moe & Jack (The)	21
1	Perry Ellis International, Inc.*	22
1	PetMed Express, Inc.	12
5	PetSmart, Inc.	353
4	Pier 1 Imports, Inc.	77
3	Pinnacle Entertainment, Inc.*	39
3	Polaris Industries, Inc.	254
2	Pool Corp.	84
1	Premier Exhibitions, Inc.*	3
2	priceline.com, Inc.*	1,326
15	PulteGroup, Inc.*	252
3	PVH Corp.	344
6	Quiksilver, Inc.*	24
4	RadioShack Corp.	8
3	Ralph Lauren Corp.	471
1	Reading International, Inc., Class A*	6
1	Red Lion Hotels Corp.*	7
1	Red Robin Gourmet Burgers, Inc.*	33
4	Regal Entertainment Group, Class A	62
2	Regis Corp.	33
3	Rent-A-Center, Inc.	104
10	Ross Stores, Inc.	569
7	Royal Caribbean Cruises Ltd.	247
3	Ruby Tuesday, Inc.*	23
1	rue21, inc.*	29
2	Ruth’s Hospitality Group, Inc.*	15
2	Ryland Group, Inc. (The)	67
1	Ryman Hospitality Properties, Inc. (REIT)	33
5	Saks, Inc.*	53
7	Sally Beauty Holdings, Inc.*	177
1	Scholastic Corp.	28
2	Scientific Games Corp., Class A*	17
4	Scripps Networks Interactive, Inc., Class A	236
2	Sealy Corp.*	4
2	Sears Holdings Corp.*	84
2	Select Comfort Corp.*	54
9	Service Corp. International	125
2	SHFL Entertainment, Inc.*	28
1	Shoe Carnival, Inc.	22
2	Shutterfly, Inc.*	54
4	Signet Jewelers Ltd.	215
2	Sinclair Broadcast Group, Inc., Class A	22
165	Sirius XM Radio, Inc.*	459
2	Six Flags Entertainment Corp.	123
2	Skechers U.S.A., Inc., Class A*	39
1	Skullcandy, Inc.*	9
3	Smith & Wesson Holding Corp.*	32
2	Sonic Automotive, Inc., Class A	39
3	Sonic Corp.*	30
3	Sotheby’s	87
1	Spartan Motors, Inc.	5
1	Speedway Motorsports, Inc.	16
1	Stage Stores, Inc.	26
1	Standard Motor Products, Inc.	20
5	Standard Pacific Corp.*	34
1	Staples, Inc.	12
1	Starbucks Corp.	52
9	Starwood Hotels & Resorts Worldwide, Inc.	486
1	Stein Mart, Inc.*	9
1	Steiner Leisure Ltd.*	46
2	Steven Madden Ltd.*	89
3	Stewart Enterprises, Inc., Class A	23
1	Stoneridge, Inc.*	5
1	Strayer Education, Inc.	52
1	Sturm Ruger & Co., Inc.	59
1	Superior Industries International, Inc.	19
29	Target Corp.	1,831
1	Tempur-Pedic International, Inc.*	27
3	Tenneco, Inc.*	96
3	Tesla Motors, Inc.*	101
3	Texas Roadhouse, Inc.	50
16	Thomson Reuters Corp.	441
2	Thor Industries, Inc.	75
5	Tiffany & Co.	295
14	Time Warner Cable, Inc.	1,328
42	Time Warner, Inc.	1,987
32	TJX Cos., Inc.	1,419
6	Toll Brothers, Inc.*	191
1	Town Sports International Holdings, Inc.	10
3	Tractor Supply Co.	269
4	TripAdvisor, Inc.*	153
1	True Religion Apparel, Inc.	26
4	TRW Automotive Holdings Corp.*	203
2	Tuesday Morning Corp.*	13
1	Tumi Holdings, Inc.*	22
2	Tupperware Brands Corp.	130
1	U.S. Auto Parts Network, Inc.*	2
3	Ulta Salon Cosmetics & Fragrance, Inc.	301
3	Under Armour, Inc., Class A*	155
1	Unifi, Inc.*	14
1	Universal Electronics, Inc.*	18
1	Universal Technical Institute, Inc.	9
5	Urban Outfitters, Inc.*	189
2	Vail Resorts, Inc.	113
2	Valassis Communications, Inc.*	52
1	Vera Bradley, Inc.*	28
4	VF Corp.	642
23	Viacom, Inc., Class B	1,187
12	Virgin Media, Inc.	422
2	Visteon Corp.*	100
1	Vitacost.com, Inc.*	7
1	Vitamin Shoppe, Inc.*	59
1	VOXX International Corp.*	7
77	Walt Disney Co. (The)	3,824
2	Warnaco Group, Inc. (The)*	144
1	Weight Watchers International, Inc.	52
12	Wendy’s Co. (The)	56
1	West Marine, Inc.*	10
4	Wet Seal, Inc. (The), Class A*	12
3	Whirlpool Corp.	306

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	Williams-Sonoma, Inc.	$181
1	Winnebago Industries, Inc.*	14
2	WMS Industries, Inc.*	34
2	Wolverine World Wide, Inc.	87
1	World Wrestling Entertainment, Inc., Class A	8
6	Wyndham Worldwide Corp.	295
3	Wynn Resorts Ltd.	337
20	Yum! Brands, Inc.	1,342
1	Zagg, Inc.*	7
1	Zumiez, Inc.*	21
		73,613
	Consumer Staples — 1.4%

4	Alliance One International, Inc.*	13
88	Altria Group, Inc.	2,975
1	Andersons, Inc. (The)	42
29	Archer-Daniels-Midland Co.	774
19	Avon Products, Inc.	265
2	B&G Foods, Inc.	58
7	Beam, Inc.	393
6	Brown-Forman Corp., Class B	421
6	Bunge Ltd.	439
1	Calavo Growers, Inc.	24
1	Cal-Maine Foods, Inc.	46
8	Campbell Soup Co.	294
2	Casey’s General Stores, Inc.	99
3	Central European Distribution Corp.*	5
2	Central Garden and Pet Co., Class A*	23
2	Chiquita Brands International, Inc.*	14
6	Church & Dwight Co., Inc.	325
6	Clorox Co. (The)	458
168	Coca-Cola Co. (The)	6,371
13	Coca-Cola Enterprises, Inc.	405
21	Colgate-Palmolive Co.	2,279
18	ConAgra Foods, Inc.	538
6	Constellation Brands, Inc., Class A*	215
19	Costco Wholesale Corp.	1,976
56	CVS Caremark Corp.	2,605
5	Darling International, Inc.*	84
8	Dean Foods Co.*	137
1	Diamond Foods, Inc.	14
2	Dole Food Co., Inc.*	23
9	Dr. Pepper Snapple Group, Inc.	404
1	Elizabeth Arden, Inc.*	46
3	Energizer Holdings, Inc.	239
10	Estee Lauder Cos., Inc. (The), Class A	583
1	Female Health Co. (The)	7
5	Flowers Foods, Inc.	118
2	Fresh Del Monte Produce, Inc.	52
1	Fresh Market, Inc. (The)*	52
28	General Mills, Inc.	1,148
1	Green Mountain Coffee Roasters, Inc.*	37
14	H. J. Heinz Co.	818
2	Hain Celestial Group, Inc. (The)*	121
2	Harbinger Group, Inc.*	17
2	Harris Teeter Supermarkets, Inc.	76
5	Herbalife Ltd.	230
6	Hershey Co. (The)	440
5	Hillshire Brands Co. (The)	139
6	Hormel Foods Corp.	186
1	Ingles Markets, Inc., Class A	16
3	Ingredion, Inc.	195
1	Inter Parfums, Inc.	20
1	Inventure Foods, Inc.*	7
1	J&J Snack Foods Corp.	63
5	J.M. Smucker Co. (The)	442
10	Kellogg Co.	555
17	Kimberly-Clark Corp.	1,457
25	Kraft Foods Group, Inc.*	1,131
23	Kroger Co. (The)	604
1	Lancaster Colony Corp.	76
6	Lorillard, Inc.	727
6	McCormick & Co., Inc. (Non-Voting)	387
9	Mead Johnson Nutrition Co.	614
1	Medifast, Inc.*	32
6	Molson Coors Brewing Co., Class B	249
77	Mondelez International, Inc., Class A	1,994
6	Monster Beverage Corp.*	312
1	Nash Finch Co.	21
2	Nu Skin Enterprises, Inc., Class A	91
1	Omega Protein Corp.*	6
1	Pantry, Inc. (The)*	13
68	PepsiCo, Inc.	4,774
74	Philip Morris International, Inc.	6,651
3	Pilgrim’s Pride Corp.*	21
1	Post Holdings, Inc.*	34
2	Prestige Brands Holdings, Inc.*	43
1	Pricesmart, Inc.	78
119	Procter & Gamble Co. (The)	8,310
2	Ralcorp Holdings, Inc.*	178
14	Reynolds American, Inc.	612
29	Rite Aid Corp.*	29
1	Roundy’s, Inc.	5
10	Safeway, Inc.	171
1	Sanderson Farms, Inc.	48
1	Schiff Nutrition International, Inc.*	42
3	Smart Balance, Inc.*	37
7	Smithfield Foods, Inc.*	157
2	Snyder’s-Lance, Inc.	48
1	Spartan Stores, Inc.	15
1	Spectrum Brands Holdings, Inc.	48
6	Star Scientific, Inc.*	17
9	SUPERVALU, Inc.	21
1	Synutra International, Inc.*	4
25	Sysco Corp.	791
1	Tootsie Roll Industries, Inc.	27
2	TreeHouse Foods, Inc.*	105
13	Tyson Foods, Inc., Class A	249
2	United Natural Foods, Inc.*	104
1	Universal Corp.	50
2	Vector Group Ltd.	32
37	Walgreen Co.	1,255
73	Wal-Mart Stores, Inc.	5,257
1	WD-40 Co.	47
1	Westway Group, Inc.*	6
8	Whole Foods Market, Inc.	747
		65,053
	Energy — 1.3%

4	Abraxas Petroleum Corp.*	9
10	Alpha Natural Resources, Inc.*	75
1	Amyris, Inc.*	3
1	Anadarko Petroleum Corp.	73
1	Apache Corp.	77
1	Approach Resources, Inc.*	24
9	Arch Coal, Inc.	61
2	Atwood Oceanics, Inc.*	92
19	Baker Hughes, Inc.	820
1	Basic Energy Services, Inc.*	11
2	Berry Petroleum Co., Class A	62

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Bill Barrett Corp.*	$35
5	BPZ Resources, Inc.*	13
2	Bristow Group, Inc.	104
2	C&J Energy Services, Inc.*	40
9	Cabot Oil & Gas Corp.	424
4	Cal Dive International, Inc.*	6
2	Callon Petroleum Co.*	9
11	Cameron International Corp.*	593
1	CARBO Ceramics, Inc.	77
2	Carrizo Oil & Gas, Inc.*	42
9	Cheniere Energy, Inc.*	151
29	Chesapeake Energy Corp.	494
85	Chevron Corp.	8,984
4	Cimarex Energy Co.	240
3	Clean Energy Fuels Corp.*	40
3	Cloud Peak Energy, Inc.*	57
8	Cobalt International Energy, Inc.*	187
2	Comstock Resources, Inc.*	33
5	Concho Resources, Inc.*	401
55	ConocoPhillips	3,132
10	CONSOL Energy, Inc.	314
1	Contango Oil & Gas Co.*	41
2	Continental Resources, Inc.*	137
1	Crimson Exploration, Inc.*	3
2	Crosstex Energy, Inc.	26
1	CVR Energy, Inc.*	46
1	Delek U.S. Holdings, Inc.	26
17	Denbury Resources, Inc.*	262
1	Devon Energy Corp.	52
3	Diamond Offshore Drilling, Inc.	207
3	Dresser-Rand Group, Inc.*	158
2	Dril-Quip, Inc.*	141
2	Endeavour International Corp.*	13
3	Energen Corp.	134
3	Energy XXI Bermuda Ltd.	95
12	EOG Resources, Inc.	1,411
1	EPL Oil & Gas, Inc.*	21
6	EQT Corp.	360
1	Evolution Petroleum Corp.*	8
5	EXCO Resources, Inc.	39
3	Exterran Holdings, Inc.*	63
203	Exxon Mobil Corp.	17,892
10	FMC Technologies, Inc.*	409
1	Forbes Energy Services Ltd.*	2
5	Forest Oil Corp.*	32
1	Forum Energy Technologies, Inc.*	25
2	Frontline Ltd.*	7
2	FX Energy, Inc.*	8
1	GasLog Ltd.	12
3	Gastar Exploration Ltd.*	3
1	Gevo, Inc.*	2
1	Global Geophysical Services, Inc.*	4
2	Golar LNG Ltd.	78
1	Goodrich Petroleum Corp.*	9
1	Green Plains Renewable Energy, Inc.*	8
1	Gulf Island Fabrication, Inc.	23
1	GulfMark Offshore, Inc., Class A*	31
2	Gulfport Energy Corp.*	76
5	Halcon Resources Corp.*	31
40	Halliburton Co.	1,334
2	Harvest Natural Resources, Inc.*	18
6	Heckmann Corp.*	23
5	Helix Energy Solutions Group, Inc.*	88
4	Helmerich & Payne, Inc.	209
7	Hercules Offshore, Inc.*	36
13	Hess Corp.	645
9	HollyFrontier Corp.	408
2	Hornbeck Offshore Services, Inc.*	72
6	ION Geophysical Corp.*	36
7	Key Energy Services, Inc.*	47
21	Kinder Morgan, Inc.	710
1	KiOR, Inc., Class A*	6
1	Knightsbridge Tankers Ltd.	6
11	Kodiak Oil & Gas Corp.*	94
3	Kosmos Energy Ltd.*	36
1	Laredo Petroleum Holdings, Inc.*	19
1	Lufkin Industries, Inc.	55
6	Magnum Hunter Resources Corp.*	24
31	Marathon Oil Corp.	956
15	Marathon Petroleum Corp.	893
1	Matador Resources Co.*	9
1	Matrix Service Co.*	11
10	McDermott International, Inc.*	105
4	McMoRan Exploration Co.*	34
1	Midstates Petroleum Co., Inc.*	7
1	Miller Energy Resources, Inc.*	5
1	Mitcham Industries, Inc.*	15
8	Murphy Oil Corp.	454
13	Nabors Industries Ltd.*	191
18	National Oilwell Varco, Inc.	1,229
1	Natural Gas Services Group, Inc.*	16
6	Newfield Exploration Co.*	146
4	Newpark Resources, Inc.*	31
8	Noble Energy, Inc.	782
2	Nordic American Tankers Ltd.	18
3	Northern Oil and Gas, Inc.*	47
3	Oasis Petroleum, Inc.*	91
1	Occidental Petroleum Corp.	75
5	Oceaneering International, Inc.	263
2	Oil States International, Inc.*	141
5	Parker Drilling Co.*	21
7	Patterson-UTI Energy, Inc.	124
1	PDC Energy, Inc.*	36
12	Peabody Energy Corp.	301
2	Penn Virginia Corp.	9
2	PetroQuest Energy, Inc.*	11
1	PHI, Inc. (Non-Voting)*	31
27	Phillips 66	1,414
3	Pioneer Energy Services Corp.*	22
5	Pioneer Natural Resources Co.	535
6	Plains Exploration & Production Co.*	214
8	QEP Resources, Inc.	225
5	Quicksilver Resources, Inc.*	16
7	Range Resources Corp.	448
10	Rentech, Inc.*	28
2	Resolute Energy Corp.*	17
2	Rex Energy Corp.*	26
1	RigNet, Inc.*	19
2	Rosetta Resources, Inc.*	90
5	Rowan Cos. plc, Class A*	159
3	RPC, Inc.	35
1	Sanchez Energy Corp.*	18
21	SandRidge Energy, Inc.*	123
1	Saratoga Resources, Inc.*	4
58	Schlumberger Ltd.	4,154
2	Scorpio Tankers, Inc.*	13
1	SEACOR Holdings, Inc.*	91
2	SemGroup Corp., Class A*	75
2	Ship Finance International Ltd.	32
3	SM Energy Co.	149
1	Solazyme, Inc.*	7
15	Southwestern Energy Co.*	521

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
28	Spectra Energy Corp.	$783
2	Stone Energy Corp.*	41
7	Superior Energy Services, Inc.*	142
2	Swift Energy Co.*	31
2	Synergy Resources Corp.*	8
1	Targa Resources Corp.	50
2	Teekay Corp.	64
3	Teekay Tankers Ltd., Class A	8
1	Tesco Corp.*	11
6	Tesoro Corp.	254
3	TETRA Technologies, Inc.*	21
1	TGC Industries, Inc.*	8
2	Tidewater, Inc.	90
2	Triangle Petroleum Corp.*	13
7	Ultra Petroleum Corp.*	140
2	Unit Corp.*	90
3	Uranerz Energy Corp.*	4
4	Uranium Energy Corp.*	9
3	Vaalco Energy, Inc.*	25
24	Valero Energy Corp.	774
8	Vantage Drilling Co.*	14
2	W&T Offshore, Inc.	33
3	Warren Resources, Inc.*	8
2	Western Refining, Inc.	58
5	Whiting Petroleum Corp.*	210
2	Willbros Group, Inc.*	10
27	Williams Cos., Inc. (The)	887
3	World Fuel Services Corp.	117
9	WPX Energy, Inc.*	142
1	ZaZa Energy Corp.*	2
		60,978
	Financials — 2.3%

1	1st Source Corp.	21
1	1st United Bancorp, Inc./FL*	6
2	Acadia Realty Trust (REIT)	50
15	ACE Ltd.	1,188
2	Affiliated Managers Group, Inc.*	258
20	Aflac, Inc.	1,060
1	AG Mortgage Investment Trust, Inc. (REIT)	25
2	Alexander & Baldwin, Inc.*	60
3	Alexandria Real Estate Equities, Inc. (REIT)	204
1	Alleghany Corp.*	351
2	Allied World Assurance Co. Holdings AG	162
21	Allstate Corp. (The)	850
4	Alterra Capital Holdings Ltd.	94
1	American Assets Trust, Inc. (REIT)	27
4	American Campus Communities, Inc. (REIT)	175
15	American Capital Agency Corp. (REIT)	473
14	American Capital Ltd.*	168
2	American Capital Mortgage Investment Corp. (REIT)	51
3	American Equity Investment Life Holding Co.	35
43	American Express Co.	2,404
4	American Financial Group, Inc./OH	159
28	American International Group, Inc.*	928
7	American Realty Capital Trust, Inc. (REIT)	82
17	American Tower Corp. (REIT)	1,274
9	Ameriprise Financial, Inc.	546
1	Ameris Bancorp*	11
1	AMERISAFE, Inc.*	26
1	AmTrust Financial Services, Inc.	29
42	Annaly Capital Management, Inc. (REIT)	618
6	Anworth Mortgage Asset Corp. (REIT)	35
14	Aon plc	795
6	Apartment Investment & Management Co., Class A (REIT)	150
1	Apollo Commercial Real Estate Finance, Inc. (REIT)	17
9	Apollo Investment Corp.	73
1	Apollo Residential Mortgage, Inc. (REIT)	22
6	Arch Capital Group Ltd.*	271
11	Ares Capital Corp.	195
1	Argo Group International Holdings Ltd.	33
13	ARMOUR Residential REIT, Inc. (REIT)	91
5	Arthur J. Gallagher & Co.	183
1	Artio Global Investors, Inc.	2
2	Ashford Hospitality Trust, Inc. (REIT)	18
3	Aspen Insurance Holdings Ltd.	94
8	Associated Banc-Corp	103
2	Associated Estates Realty Corp. (REIT)	30
4	Assurant, Inc.	137
7	Assured Guaranty Ltd.	98
4	Astoria Financial Corp.	37
4	AvalonBay Communities, Inc. (REIT)	527
5	Axis Capital Holdings Ltd.	180
1	Banco Latinoamericano de Comercio Exterior S.A., Class E	22
1	Bancorp, Inc. (The)/DE*	12
4	BancorpSouth, Inc.	53
2	Bank Mutual Corp.	8
467	Bank of America Corp.	4,605
2	Bank of Hawaii Corp.	87
52	Bank of New York Mellon Corp. (The)	1,245
1	Bank of the Ozarks, Inc.	32
1	BankFinancial Corp.	7
2	BankUnited, Inc.	47
1	Banner Corp.	30
30	BB&T Corp.	845
3	BBCN Bancorp, Inc.	34
1	Beneficial Mutual Bancorp, Inc.*	9
77	Berkshire Hathaway, Inc., Class B*	6,782
1	Berkshire Hills Bancorp, Inc.	23
4	BGC Partners, Inc., Class A	14
7	BioMed Realty Trust, Inc. (REIT)	135
3	BlackRock Kelso Capital Corp.	30
6	BlackRock, Inc.	1,182
1	BOK Financial Corp.	55
3	Boston Private Financial Holdings, Inc.	28
6	Boston Properties, Inc. (REIT)	616
6	Brandywine Realty Trust (REIT)	72
3	BRE Properties, Inc. (REIT)	146
3	Brookline Bancorp, Inc.	25
5	Brown & Brown, Inc.	134
1	Calamos Asset Management, Inc., Class A	10
3	Camden Property Trust (REIT)	197

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Campus Crest Communities, Inc. (REIT)	$23
1	Capital City Bank Group, Inc.*	11
25	Capital One Financial Corp.	1,440
10	CapitalSource, Inc.	80
7	Capitol Federal Financial, Inc.	83
3	CapLease, Inc. (REIT)	14
4	Capstead Mortgage Corp. (REIT)	49
1	Cardinal Financial Corp.	15
1	Cash America International, Inc.	37
3	Cathay General Bancorp	54
6	CBL & Associates Properties, Inc. (REIT)	135
4	CBOE Holdings, Inc.	120
14	CBRE Group, Inc., Class A*	265
3	Cedar Realty Trust, Inc. (REIT)	16
1	Center Bancorp, Inc.	11
1	CenterState Banks, Inc.	8
1	Central Pacific Financial Corp.*	15
47	Charles Schwab Corp. (The)	616
1	Chatham Lodging Trust (REIT)	14
1	Chemical Financial Corp.	22
2	Chesapeake Lodging Trust (REIT)	38
44	Chimera Investment Corp. (REIT)	121
12	Chubb Corp. (The)	924
6	Cincinnati Financial Corp.	243
9	CIT Group, Inc.*	333
127	Citigroup, Inc.	4,390
1	Citizens & Northern Corp.	18
2	Citizens Republic Bancorp, Inc.*	38
2	Citizens, Inc./TX*	20
1	City Holding Co.	34
2	City National Corp./CA	97
14	CME Group, Inc.	774
1	CNA Financial Corp.	28
1	CNB Financial Corp./PA	16
9	CNO Financial Group, Inc.	82
2	CoBiz Financial, Inc.	14
1	Cohen & Steers, Inc.	29
4	Colonial Properties Trust (REIT)	82
2	Colony Financial, Inc. (REIT)	40
2	Columbia Banking System, Inc.	34
9	Comerica, Inc.	266
3	Commerce Bancshares, Inc./MO	113
4	CommonWealth REIT (REIT)	60
2	Community Bank System, Inc.	54
1	Community Trust Bancorp, Inc.	33
1	Coresite Realty Corp. (REIT)	26
3	Corporate Office Properties Trust (REIT)	74
4	Cousins Properties, Inc. (REIT)	33
4	Cowen Group, Inc., Class A*	9
1	Crawford & Co., Class B	6
3	CreXus Investment Corp. (REIT)	37
5	CubeSmart (REIT)	69
2	Cullen/Frost Bankers, Inc.	109
4	CVB Financial Corp.	41
7	CYS Investments, Inc. (REIT)	90
11	DCT Industrial Trust, Inc. (REIT)	69
10	DDR Corp. (REIT)	153
2	DFC Global Corp.*	35
8	DiamondRock Hospitality Co. (REIT)	70
5	Digital Realty Trust, Inc. (REIT)	323
1	Dime Community Bancshares, Inc.	14
23	Discover Financial Services	957
6	Doral Financial Corp.*	4
6	Douglas Emmett, Inc. (REIT)	136
1	Duff & Phelps Corp., Class A	12
12	Duke Realty Corp. (REIT)	162
3	DuPont Fabros Technology, Inc. (REIT)	69
2	Dynex Capital, Inc. (REIT)	20
12	E*TRADE Financial Corp.*	101
1	Eagle Bancorp, Inc.*	19
6	East West Bancorp, Inc.	127
1	EastGroup Properties, Inc. (REIT)	52
5	Eaton Vance Corp.	159
5	Education Realty Trust, Inc. (REIT)	52
1	eHealth, Inc.*	26
1	Employers Holdings, Inc.	19
2	Endurance Specialty Holdings Ltd.	80
1	Enterprise Financial Services Corp.	13
1	Epoch Holding Corp.	22
2	EPR Properties (REIT)	91
2	Equity Lifestyle Properties, Inc. (REIT)	131
2	Equity One, Inc. (REIT)	41
13	Equity Residential (REIT)	722
1	Erie Indemnity Co., Class A	71
2	Essex Property Trust, Inc. (REIT)	281
1	EverBank Financial Corp.	15
1	Evercore Partners, Inc., Class A	27
2	Everest Re Group Ltd.	217
1	Excel Trust, Inc. (REIT)	12
4	Extra Space Storage, Inc. (REIT)	141
2	EZCORP, Inc., Class A*	38
1	Farmers National Banc Corp.	6
2	FBR & Co.*	7
3	Federal Realty Investment Trust (REIT)	312
4	Federated Investors, Inc., Class B	79
5	FelCor Lodging Trust, Inc. (REIT)*	21
10	Fidelity National Financial, Inc., Class A	242
1	Fidus Investment Corp.	17
4	Fifth Street Finance Corp.	43
40	Fifth Third Bancorp	586
2	Financial Engines, Inc.*	52
1	Financial Institutions, Inc.	19
5	First American Financial Corp.	119
3	First BanCorp./Puerto Rico*	12
1	First Bancorp/NC	11
3	First Busey Corp.	14
1	First California Financial Group, Inc.*	8
1	First Cash Financial Services, Inc.*	48
5	First Commonwealth Financial Corp.	32
1	First Community Bancshares, Inc./VA	15
1	First Connecticut Bancorp, Inc./CT	14
3	First Financial Bancorp	44
1	First Financial Bankshares, Inc.	39
1	First Financial Holdings, Inc.	13
1	First Financial Northwest, Inc.*	8
11	First Horizon National Corp.	104
4	First Industrial Realty Trust, Inc. (REIT)*	53
1	First Interstate BancSystem, Inc.	15
3	First Marblehead Corp. (The)*	2
1	First Merchants Corp.	14
3	First Midwest Bancorp, Inc./IL	37
15	First Niagara Financial Group, Inc.	113
2	First Potomac Realty Trust (REIT)	23
4	First Republic Bank/CA	135

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	FirstMerit Corp.	$70
1	Flushing Financial Corp.	15
6	FNB Corp./PA	65
6	Forest City Enterprises, Inc., Class A*	90
2	Forestar Group, Inc.*	30
1	Fox Chase Bancorp, Inc.	16
1	Franklin Financial Corp./VA	17
6	Franklin Resources, Inc.	792
3	Franklin Street Properties Corp. (REIT)	35
9	Fulton Financial Corp.	88
1	FXCM, Inc., Class A	10
1	Gain Capital Holdings, Inc.	4
23	General Growth Properties, Inc. (REIT)	445
21	Genworth Financial, Inc., Class A*	125
1	German American Bancorp, Inc.	22
1	Getty Realty Corp. (REIT)	17
3	GFI Group, Inc.	8
3	Glacier Bancorp, Inc.	44
1	Gladstone Capital Corp.	8
1	Gladstone Investment Corp.	7
6	Glimcher Realty Trust (REIT)	64
21	Goldman Sachs Group, Inc. (The)	2,474
1	Golub Capital BDC, Inc.	16
2	Government Properties Income Trust (REIT)	46
2	Gramercy Capital Corp./NY (REIT)*	6
1	Green Dot Corp., Class A*	12
1	Greenhill & Co., Inc.	47
1	Greenlight Capital Re Ltd., Class A*	23
1	GSV Capital Corp.*	8
3	Guaranty Bancorp*	6
1	Hallmark Financial Services*	8
3	Hancock Holding Co.	94
1	Hanmi Financial Corp.*	12
2	Hanover Insurance Group, Inc. (The)	73
1	Harris & Harris Group, Inc.*	3
19	Hartford Financial Services Group, Inc.	402
4	Hatteras Financial Corp. (REIT)	107
4	HCC Insurance Holdings, Inc.	147
18	HCP, Inc. (REIT)	811
11	Health Care REIT, Inc. (REIT)	648
3	Healthcare Realty Trust, Inc. (REIT)	72
1	Heartland Financial USA, Inc.	26
2	Hercules Technology Growth Capital, Inc.	21
1	Heritage Commerce Corp.*	7
1	Heritage Financial Corp./WA	14
1	Heritage Oaks Bancorp*	5
7	Hersha Hospitality Trust (REIT)	33
1	HFF, Inc., Class A*	15
3	Highwoods Properties, Inc. (REIT)	97
2	Hilltop Holdings, Inc.*	29
1	Home BancShares, Inc./AR	33
1	Home Federal Bancorp, Inc./ID	12
1	Home Loan Servicing Solutions Ltd.	20
2	Home Properties, Inc. (REIT)	118
1	HomeTrust Bancshares, Inc.*	13
2	Horace Mann Educators Corp.	38
5	Hospitality Properties Trust (REIT)	113
31	Host Hotels & Resorts, Inc. (REIT)	455
1	Howard Hughes Corp. (The)*	74
23	Hudson City Bancorp, Inc.	185
2	Hudson Pacific Properties, Inc. (REIT)	39
1	Hudson Valley Holding Corp.	16
37	Huntington Bancshares, Inc./OH	228
1	Iberiabank Corp.	49
2	ICG Group, Inc.*	22
1	Independent Bank Corp./MA	29
1	Infinity Property & Casualty Corp.	55
3	Inland Real Estate Corp. (REIT)	24
2	Interactive Brokers Group, Inc., Class A	31
3	IntercontinentalExchange, Inc.*	396
2	International Bancshares Corp.	36
1	INTL FCStone, Inc.*	17
19	Invesco Ltd.	475
5	Invesco Mortgage Capital, Inc. (REIT)	106
2	Investment Technology Group, Inc.*	18
2	Investors Bancorp, Inc.	34
4	Investors Real Estate Trust (REIT)	34
4	iStar Financial, Inc. (REIT)*	31
8	Janus Capital Group, Inc.	66
6	Jefferies Group, Inc.	102
1	JMP Group, Inc.	5
2	Jones Lang LaSalle, Inc.	164
101	JPMorgan Chase & Co.	4,149
2	KBW, Inc.	34
1	KCAP Financial, Inc.	9
1	Kearny Financial Corp.	9
2	Kemper Corp.	59
2	Kennedy-Wilson Holdings, Inc.	26
41	KeyCorp	331
3	Kilroy Realty Corp. (REIT)	135
18	Kimco Realty Corp. (REIT)	347
2	Kite Realty Group Trust (REIT)	11
8	Knight Capital Group, Inc., Class A*	27
4	Ladenburg Thalmann Financial Services, Inc.*	5
1	Lakeland Bancorp, Inc.	10
1	Lakeland Financial Corp.	25
4	LaSalle Hotel Properties (REIT)	96
5	Lazard Ltd., Class A	147
6	Legg Mason, Inc.	153
9	Leucadia National Corp.	199
5	Lexington Realty Trust (REIT)	48
4	Liberty Property Trust (REIT)	139
12	Lincoln National Corp.	296
14	Loews Corp.	572
2	LPL Financial Holdings, Inc.	56
1	LTC Properties, Inc. (REIT)	33
5	M&T Bank Corp.	489
6	Macerich Co. (The) (REIT)	339
4	Mack-Cali Realty Corp. (REIT)	101
2	Maiden Holdings Ltd.	18
1	Main Street Capital Corp.	31
1	MainSource Financial Group, Inc.	12
1	Manning & Napier, Inc.	12
2	MarketAxess Holdings, Inc.	62
24	Marsh & McLennan Cos., Inc.	845
2	MB Financial, Inc.	39
6	MBIA, Inc.*	54
3	MCG Capital Corp.	13
2	Meadowbrook Insurance Group, Inc.	11
1	Medallion Financial Corp.	12
6	Medical Properties Trust, Inc. (REIT)	70
1	Medley Capital Corp.	14
1	Mercury General Corp.	42
37	MetLife, Inc.	1,228
1	Metro Bancorp, Inc.*	13

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	MetroCorp Bancshares, Inc.*	$10
15	MFA Financial, Inc. (REIT)	126
8	MGIC Investment Corp.*	14
2	Mid-America Apartment Communities, Inc. (REIT)	125
1	Mission West Properties, Inc. (REIT)	9
2	Monmouth Real Estate Investment Corp., Class A (REIT)	21
2	Montpelier Re Holdings Ltd.	44
8	Moody’s Corp.	389
67	Morgan Stanley	1,130
5	MSCI, Inc.*	145
1	MVC Capital, Inc.	12
5	NASDAQ OMX Group, Inc. (The)	121
2	National Financial Partners Corp.*	33
1	National Health Investors, Inc. (REIT)	55
5	National Penn Bancshares, Inc.	47
5	National Retail Properties, Inc. (REIT)	154
1	Nationstar Mortgage Holdings, Inc.*	31
1	NBT Bancorp, Inc.	20
1	Nelnet, Inc., Class A	29
1	Netspend Holdings, Inc.*	12
1	New Mountain Finance Corp.	15
19	New York Community Bancorp, Inc.	247
1	New York Mortgage Trust, Inc. (REIT)	7
1	NewStar Financial, Inc.*	13
1	NGP Capital Resources Co.	7
9	Northern Trust Corp.	432
1	Northfield Bancorp, Inc./NJ	15
6	NorthStar Realty Finance Corp. (REIT)	40
4	Northwest Bancshares, Inc.	48
11	NYSE Euronext	257
1	OceanFirst Financial Corp.	14
5	Ocwen Financial Corp.*	179
4	Old National Bancorp/IN	47
11	Old Republic International Corp.	115
5	Omega Healthcare Investors, Inc. (REIT)	115
1	OneBeacon Insurance Group Ltd., Class A	13
2	Oriental Financial Group, Inc.	24
2	Oritani Financial Corp.	29
1	Pacific Continental Corp.	9
1	PacWest Bancorp	25
1	Park Sterling Corp.*	5
1	Parkway Properties, Inc./MD (REIT)	13
3	PartnerRe Ltd.	249
2	Pebblebrook Hotel Trust (REIT)	42
2	PennantPark Investment Corp.	22
2	Pennsylvania Real Estate Investment Trust (REIT)	33
3	PennyMac Mortgage Investment Trust (REIT)	74
15	People’s United Financial, Inc.	183
2	PHH Corp.*	44
1	PICO Holdings, Inc.*	18
7	Piedmont Office Realty Trust, Inc., Class A (REIT)	124
1	Pinnacle Financial Partners, Inc.*	19
1	Piper Jaffray Cos.*	28
2	Platinum Underwriters Holdings Ltd.	89
7	Plum Creek Timber Co., Inc. (REIT)	300
23	PNC Financial Services Group, Inc.	1,291
4	Popular, Inc.*	79
2	Post Properties, Inc. (REIT)	98
2	Potlatch Corp. (REIT)	78
1	Preferred Bank/CA*	14
1	Presidential Life Corp.	14
2	Primerica, Inc.	57
13	Principal Financial Group, Inc.	353
3	PrivateBancorp, Inc.	49
1	ProAssurance Corp.	91
26	Progressive Corp. (The)	552
20	Prologis, Inc. (REIT)	679
6	Prospect Capital Corp.	63
2	Prosperity Bancshares, Inc.	82
4	Protective Life Corp.	109
3	Provident Financial Services, Inc.	43
2	Provident New York Bancorp	18
20	Prudential Financial, Inc.	1,042
1	PS Business Parks, Inc. (REIT)	64
6	Public Storage (REIT)	844
6	Radian Group, Inc.	26
2	RAIT Financial Trust (REIT)	11
2	Ramco-Gershenson Properties Trust (REIT)	27
5	Raymond James Financial, Inc.	189
5	Rayonier, Inc. (REIT)	249
6	Realty Income Corp. (REIT)	244
3	Redwood Trust, Inc. (REIT)	50
4	Regency Centers Corp. (REIT)	187
61	Regions Financial Corp.	407
3	Reinsurance Group of America, Inc.	154
2	RenaissanceRe Holdings Ltd.	165
1	Renasant Corp.	18
1	Resource America, Inc., Class A	7
4	Resource Capital Corp. (REIT)	24
2	Retail Opportunity Investments Corp. (REIT)	25
4	Retail Properties of America, Inc., Class A (REIT)	49
1	RLI Corp.	64
5	RLJ Lodging Trust (REIT)	93
1	Rockville Financial, Inc.	13
1	Rouse Properties, Inc. (REIT)	15
1	S&T Bancorp, Inc.	17
1	S.Y. Bancorp, Inc.	22
2	Sabra Health Care REIT, Inc. (REIT)	43
1	Safeguard Scientifics, Inc.*	14
1	Safety Insurance Group, Inc.	45
1	Sandy Spring Bancorp, Inc.	19
1	SCBT Financial Corp.	39
1	SeaBright Holdings, Inc.	11
3	Seacoast Banking Corp. of Florida*	5
6	SEI Investments Co.	132
2	Selective Insurance Group, Inc.	37
8	Senior Housing Properties Trust (REIT)	179
1	Sierra Bancorp	10
2	Signature Bank/NY*	140
1	Simmons First National Corp., Class A	24
13	Simon Property Group, Inc. (REIT)	1,978
4	SL Green Realty Corp. (REIT)	301
21	SLM Corp.	348
2	Solar Capital Ltd.	46
1	Southside Bancshares, Inc.	21
1	Southwest Bancorp, Inc./OK*	11
1	Sovran Self Storage, Inc. (REIT)	62
3	St. Joe Co. (The)*	64
1	STAG Industrial, Inc. (REIT)	19

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	StanCorp Financial Group, Inc.	$68
5	Starwood Property Trust, Inc. (REIT)	114
1	State Auto Financial Corp.	15
1	State Bank Financial Corp.	16
21	State Street Corp.	933
1	StellarOne Corp.	13
1	Sterling Bancorp/NY	9
1	Sterling Financial Corp./WA	21
1	Stewart Information Services Corp.	27
2	Stifel Financial Corp.*	61
8	Strategic Hotels & Resorts, Inc. (REIT)*	50
1	Summit Hotel Properties, Inc. (REIT)	9
2	Sun Bancorp, Inc./NJ*	7
1	Sun Communities, Inc. (REIT)	39
6	Sunstone Hotel Investors, Inc. (REIT)*	62
23	SunTrust Banks, Inc.	624
8	Susquehanna Bancshares, Inc.	82
2	SVB Financial Group*	110
1	SWS Group, Inc.*	5
3	Symetra Financial Corp.	37
34	Synovus Financial Corp.	81
11	T. Rowe Price Group, Inc.	711
4	Tanger Factory Outlet Centers (REIT)	132
3	Taubman Centers, Inc. (REIT)	232
1	Taylor Capital Group, Inc.*	18
7	TCF Financial Corp.	83
10	TD Ameritrade Holding Corp.	162
1	Tejon Ranch Co.*	28
1	Terreno Realty Corp. (REIT)	15
2	Texas Capital Bancshares, Inc.*	90
3	TFS Financial Corp.*	25
1	THL Credit, Inc.	14
1	Thomas Properties Group, Inc.	5
2	TICC Capital Corp.	20
4	Torchmark Corp.	208
2	Tower Group, Inc.	34
1	TowneBank/VA	15
17	Travelers Cos., Inc. (The)	1,204
1	Triangle Capital Corp.	26
1	Trico Bancshares	16
4	TrustCo Bank Corp NY	21
3	Trustmark Corp.	67
12	Two Harbors Investment Corp. (REIT)	136
82	U.S. Bancorp	2,645
11	UDR, Inc. (REIT)	253
1	UMB Financial Corp.	42
1	UMH Properties, Inc. (REIT)	10
5	Umpqua Holdings Corp.	58
1	Union First Market Bankshares Corp.	15
2	United Bankshares, Inc./WV	49
2	United Community Banks, Inc./GA*	17
1	United Financial Bancorp, Inc.	16
1	United Fire Group, Inc.	21
1	Universal Health Realty Income Trust (REIT)	49
1	Universal Insurance Holdings, Inc.	5
1	Univest Corp. of Pennsylvania	17
12	Unum Group	245
1	Urstadt Biddle Properties, Inc., Class A (REIT)	19
4	Validus Holdings Ltd.	142
9	Valley National Bancorp	86
13	Ventas, Inc. (REIT)	827
1	ViewPoint Financial Group, Inc.	20
1	Virginia Commerce Bancorp, Inc.*	9
8	Vornado Realty Trust (REIT)	611
5	W. R. Berkley Corp.	199
4	Waddell & Reed Financial, Inc., Class A	130
1	Walter Investment Management Corp.*	42
1	Washington Banking Co.	13
5	Washington Federal, Inc.	80
3	Washington Real Estate Investment Trust (REIT)	78
1	Washington Trust Bancorp, Inc.	25
3	Webster Financial Corp.	62
5	Weingarten Realty Investors (REIT)	136
212	Wells Fargo & Co.	6,998
1	WesBanco, Inc.	21
1	West Bancorp., Inc.	10
1	West Coast Bancorp/OR	22
1	Westamerica Bancorp.	43
3	Western Alliance Bancorp.*	30
1	Westfield Financial, Inc.	7
23	Weyerhaeuser Co. (REIT)	634
1	Whitestone REIT (REIT)	14
3	Wilshire Bancorp, Inc.*	17
1	Winthrop Realty Trust (REIT)	11
2	Wintrust Financial Corp.	74
3	WisdomTree Investments, Inc.*	18
14	XL Group plc	341
8	Zions Bancorp.	161
		106,257
	Health Care — 1.7%

1	Abaxis, Inc.*	38
68	Abbott Laboratories	4,420
1	Abiomed, Inc.*	13
1	Acadia Healthcare Co., Inc.*	23
2	Accretive Health, Inc.*	24
3	Accuray, Inc.*	19
3	Achillion Pharmaceuticals, Inc.*	23
2	Acorda Therapeutics, Inc.*	50
1	Acura Pharmaceuticals, Inc.*	2
1	Aegerion Pharmaceuticals, Inc.*	22
15	Aetna, Inc.	648
2	Affymax, Inc.*	49
3	Affymetrix, Inc.*	10
1	Agenus, Inc.*	4
1	Agilent Technologies, Inc.	38
1	Air Methods Corp.*	109
2	Akorn, Inc.*	27
3	Alere, Inc.*	56
8	Alexion Pharmaceuticals, Inc.*	768
3	Align Technology, Inc.*	82
5	Alkermes plc*	97
13	Allergan, Inc.	1,206
7	Allscripts Healthcare Solutions, Inc.*	78
2	Alnylam Pharmaceuticals, Inc.*	34
2	Alphatec Holdings, Inc.*	3
1	AMAG Pharmaceuticals, Inc.*	15
1	Amedisys, Inc.*	10
2	AMERIGROUP Corp.*	184
11	AmerisourceBergen Corp.	464
34	Amgen, Inc.	3,019
1	Amicus Therapeutics, Inc.*	6
2	AMN Healthcare Services, Inc.*	22
1	Ampio Pharmaceuticals, Inc.*	4
1	Amsurg Corp.*	28

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Anacor Pharmaceuticals, Inc.*	$5
1	Analogic Corp.	74
1	AngioDynamics, Inc.*	11
1	Anika Therapeutics, Inc.*	12
4	Antares Pharma, Inc.*	16
9	Arena Pharmaceuticals, Inc.*	80
7	Ariad Pharmaceuticals, Inc.*	157
3	Arqule, Inc.*	8
4	Array BioPharma, Inc.*	16
1	ArthroCare Corp.*	34
1	Assisted Living Concepts, Inc., Class A	9
4	Astex Pharmaceuticals, Inc.*	11
2	athenahealth, Inc.*	127
1	AtriCure, Inc.*	7
2	Auxilium Pharmaceuticals, Inc.*	38
6	AVANIR Pharmaceuticals, Inc., Class A*	16
2	AVEO Pharmaceuticals, Inc.*	13
24	Baxter International, Inc.	1,591
9	Becton, Dickinson and Co.	690
2	BioCryst Pharmaceuticals, Inc.*	3
1	BioDelivery Sciences International, Inc.*	4
10	Biogen Idec, Inc.*	1,491
5	BioMarin Pharmaceutical, Inc.*	243
1	Bio-Rad Laboratories, Inc., Class A*	105
1	Bio-Reference Labs, Inc.*	26
2	BioScrip, Inc.*	21
1	BioTime, Inc.*	4
62	Boston Scientific Corp.*	344
73	Bristol-Myers Squibb Co.	2,382
4	Brookdale Senior Living, Inc.*	102
4	Bruker Corp.*	58
4	C.R. Bard, Inc.	396
3	Cadence Pharmaceuticals, Inc.*	13
1	Cambrex Corp.*	11
1	Cantel Medical Corp.	27
1	Capital Senior Living Corp.*	18
15	Cardinal Health, Inc.	607
1	Cardiovascular Systems, Inc.*	12
10	CareFusion Corp.*	279
8	Catamaran Corp.*	390
19	Celgene Corp.*	1,493
3	Celldex Therapeutics, Inc.*	18
2	Centene Corp.*	88
3	Cepheid, Inc.*	97
6	Cerner Corp.*	463
2	Cerus Corp.*	6
2	Charles River Laboratories International, Inc.*	77
1	Chemed Corp.	68
1	Chindex International, Inc.*	10
12	Cigna Corp.	627
1	Clovis Oncology, Inc.*	15
1	Codexis, Inc.*	2
4	Community Health Systems, Inc.*	118
1	Conceptus, Inc.*	21
1	CONMED Corp.	28
2	Cooper Cos., Inc. (The)	190
2	Corcept Therapeutics, Inc.*	3
1	Coronado Biosciences, Inc.*	5
2	Covance, Inc.*	114
6	Coventry Health Care, Inc.	262
21	Covidien plc	1,220
1	Cross Country Healthcare, Inc.*	4
1	CryoLife, Inc.	6
3	Cubist Pharmaceuticals, Inc.*	122
1	Cumberland Pharmaceuticals, Inc.*	5
3	Curis, Inc.*	10
1	Cyberonics, Inc.*	52
2	Cytori Therapeutics, Inc.*	8
4	DaVita HealthCare Partners, Inc.*	432
7	Dendreon Corp.*	31
6	DENTSPLY International, Inc.	238
2	Depomed, Inc.*	12
3	DexCom, Inc.*	39
2	Discovery Laboratories, Inc.*	4
1	Dusa Pharmaceuticals, Inc.*	8
4	Dyax Corp.*	13
8	Dynavax Technologies Corp.*	23
5	Edwards Lifesciences Corp.*	434
44	Eli Lilly & Co.	2,158
1	Emergent Biosolutions, Inc.*	15
1	Emeritus Corp.*	23
5	Endo Health Solutions, Inc.*	143
1	Endocyte, Inc.*	9
2	Endologix, Inc.*	29
1	Ensign Group, Inc. (The)	26
1	EnteroMedics, Inc.*	3
2	Enzon Pharmaceuticals, Inc.*	14
1	Epocrates, Inc.*	10
3	Exact Sciences Corp.*	29
1	ExamWorks Group, Inc.*	12
8	Exelixis, Inc.*	39
35	Express Scripts Holding Co.*	1,885
2	Five Star Quality Care, Inc.*	10
1	Fluidigm Corp.*	14
12	Forest Laboratories, Inc.*	426
1	Genomic Health, Inc.*	28
1	Gentiva Health Services, Inc.*	10
6	Geron Corp.*	9
33	Gilead Sciences, Inc.*	2,475
1	Greatbatch, Inc.*	23
1	GTx, Inc.*	4
1	Haemonetics Corp.*	81
4	Halozyme Therapeutics, Inc.*	25
1	Hanger, Inc.*	26
2	Hansen Medical, Inc.*	4
1	Harvard Bioscience, Inc.*	4
7	HCA Holdings, Inc.	222
11	Health Management Associates, Inc., Class A*	87
4	Health Net, Inc.*	94
4	HealthSouth Corp.*	88
1	HealthStream, Inc.*	24
1	Healthways, Inc.*	11
1	HeartWare International, Inc.*	82
4	Henry Schein, Inc.*	323
3	Hill-Rom Holdings, Inc.	84
4	HMS Holdings Corp.*	93
11	Hologic, Inc.*	210
2	Horizon Pharma, Inc.*	5
7	Hospira, Inc.*	209
7	Humana, Inc.	458
1	ICU Medical, Inc.*	59
4	Idenix Pharmaceuticals, Inc.*	21
2	IDEXX Laboratories, Inc.*	187
5	Illumina, Inc.*	269
2	ImmunoCellular Therapeutics Ltd.*	4
4	Immunogen, Inc.*	51
3	Immunomedics, Inc.*	10

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Impax Laboratories, Inc.*	$61
4	Incyte Corp.*	70
1	Infinity Pharmaceuticals, Inc.*	25
2	Insulet Corp.*	44
1	Integra LifeSciences Holdings Corp.*	39
3	InterMune, Inc.*	27
2	Intuitive Surgical, Inc.*	1,058
1	Invacare Corp.	14
1	IPC The Hospitalist Co., Inc.*	38
3	Ironwood Pharmaceuticals, Inc.*	32
4	Isis Pharmaceuticals, Inc.*	37
2	Jazz Pharmaceuticals plc*	108
119	Johnson & Johnson	8,298
3	Keryx Biopharmaceuticals, Inc.*	9
2	Kindred Healthcare, Inc.*	22
4	Laboratory Corp. of America Holdings*	338
1	Lannett Co., Inc.*	5
9	Lexicon Pharmaceuticals, Inc.*	15
1	LHC Group, Inc.*	19
8	Life Technologies Corp.*	395
2	LifePoint Hospitals, Inc.*	72
1	Ligand Pharmaceuticals, Inc., Class B*	20
2	Luminex Corp.*	34
1	Magellan Health Services, Inc.*	52
2	MAKO Surgical Corp.*	28
5	MannKind Corp.*	11
1	MAP Pharmaceuticals, Inc.*	16
2	Masimo Corp.	41
1	Maxygen, Inc.	3
10	McKesson Corp.	945
3	MedAssets, Inc.*	48
2	Medicines Co. (The)*	43
2	Medicis Pharmaceutical Corp., Class A	87
1	Medidata Solutions, Inc.*	40
3	Medivation, Inc.*	156
2	MEDNAX, Inc.*	158
45	Medtronic, Inc.	1,895
132	Merck & Co., Inc.	5,848
3	Merge Healthcare, Inc.*	10
2	Meridian Bioscience, Inc.	40
2	Merit Medical Systems, Inc.*	28
1	Merrimack Pharmaceuticals, Inc.*	7
2	Metropolitan Health Networks, Inc.*	22
1	Mettler-Toledo International, Inc.*	187
1	Molina Healthcare, Inc.*	28
2	Momenta Pharmaceuticals, Inc.*	21
1	MWI Veterinary Supply, Inc.*	112
18	Mylan, Inc.*	489
4	Myriad Genetics, Inc.*	115
1	Natus Medical, Inc.*	11
4	Navidea Biopharmaceuticals, Inc.*	11
5	Nektar Therapeutics*	33
1	Neogen Corp.*	46
3	Neurocrine Biosciences, Inc.*	22
1	NewLink Genetics Corp.*	12
5	Novavax, Inc.*	9
4	NPS Pharmaceuticals, Inc.*	41
2	NuVasive, Inc.*	29
2	NxStage Medical, Inc.*	24
1	Obagi Medical Products, Inc.*	14
1	Omeros Corp.*	7
5	Omnicare, Inc.	181
1	Omnicell, Inc.*	15
1	OncoGenex Pharmaceutical, Inc.*	13
2	Oncothyreon, Inc.*	9
3	Onyx Pharmaceuticals, Inc.*	226
5	Opko Health, Inc.*	22
2	Optimer Pharmaceuticals, Inc.*	20
2	OraSure Technologies, Inc.*	15
3	Orexigen Therapeutics, Inc.*	14
1	Orthofix International N.V.*	37
1	Osiris Therapeutics, Inc.*	10
3	Owens & Minor, Inc.	82
2	Pacific Biosciences of California, Inc.*	3
1	Pacira Pharmaceuticals, Inc.*	17
2	Pain Therapeutics, Inc.*	6
1	Palomar Medical Technologies, Inc.*	9
3	PAREXEL International Corp.*	97
4	Patterson Cos., Inc.	136
6	PDL BioPharma, Inc.	47
5	PerkinElmer, Inc.	158
4	Perrigo Co.	414
324	Pfizer, Inc.	8,106
2	Pharmacyclics, Inc.*	106
1	PharMerica Corp.*	14
1	PhotoMedex, Inc.*	14
1	Pozen, Inc.*	6
1	Progenics Pharmaceuticals, Inc.*	2
1	Providence Service Corp. (The)*	14
2	PSS World Medical, Inc.*	57
10	QIAGEN N.V.*	185
2	Quality Systems, Inc.	36
7	Quest Diagnostics, Inc.	404
2	Questcor Pharmaceuticals, Inc.	52
1	Quidel Corp.*	18
2	Raptor Pharmaceutical Corp.*	11
3	Regeneron Pharmaceuticals, Inc.*	530
1	Repligen Corp.*	6
1	Repros Therapeutics, Inc.*	15
6	ResMed, Inc.	247
3	Rigel Pharmaceuticals, Inc.*	25
1	Rockwell Medical Technologies, Inc.*	7
2	RTI Biologics, Inc.*	9
3	Salix Pharmaceuticals Ltd.*	129
2	Sangamo Biosciences, Inc.*	11
2	Santarus, Inc.*	20
2	Sciclone Pharmaceuticals, Inc.*	9
4	Seattle Genetics, Inc.*	101
2	Select Medical Holdings Corp.*	22
5	Sequenom, Inc.*	24
2	SIGA Technologies, Inc.*	5
2	Sirona Dental Systems, Inc.*	125
1	Skilled Healthcare Group, Inc., Class A*	7
3	Solta Medical, Inc.*	8
1	Spectranetics Corp. (The)*	14
3	Spectrum Pharmaceuticals, Inc.*	36
14	St. Jude Medical, Inc.	480
2	Staar Surgical Co.*	12
3	STERIS Corp.	103
13	Stryker Corp.	704
1	Sun Healthcare Group, Inc.*	8
1	Sunesis Pharmaceuticals, Inc.*	5
3	Sunrise Senior Living, Inc.*	43
1	SurModics, Inc.*	20
2	Symmetry Medical, Inc.*	20
2	Synergy Pharmaceuticals, Inc.*	11
2	Synta Pharmaceuticals Corp.*	16

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Targacept, Inc.*	$4
1	Team Health Holdings, Inc.*	28
2	Techne Corp.	142
2	Teleflex, Inc.	138
4	Tenet Healthcare Corp.*	116
3	Theravance, Inc.*	67
16	Thermo Fisher Scientific, Inc.	1,017
3	Thoratec Corp.*	112
2	Threshold Pharmaceuticals, Inc.*	9
1	Tornier N.V.*	16
1	Transcept Pharmaceuticals, Inc.*	5
1	Triple-S Management Corp., Class B*	17
1	Trius Therapeutics, Inc.*	5
1	U.S. Physical Therapy, Inc.	27
3	Unilife Corp.*	7
2	United Therapeutics Corp.*	105
45	UnitedHealth Group, Inc.	2,448
2	Universal American Corp.	17
4	Universal Health Services, Inc., Class B	180
1	Vanda Pharmaceuticals, Inc.*	3
1	Vanguard Health Systems, Inc.*	11
5	Varian Medical Systems, Inc.*	346
1	Vascular Solutions, Inc.*	15
4	VCA Antech, Inc.*	83
1	Ventrus Biosciences, Inc.*	2
9	Vertex Pharmaceuticals, Inc.*	358
3	Vical, Inc.*	9
3	ViroPharma, Inc.*	74
4	Vivus, Inc.*	45
2	Volcano Corp.*	55
7	Warner Chilcott plc, Class A	82
4	Waters Corp.*	338
6	Watson Pharmaceuticals, Inc.*	528
2	WellCare Health Plans, Inc.*	97
14	WellPoint, Inc.	783
1	West Pharmaceutical Services, Inc.	54
2	Wright Medical Group, Inc.*	42
2	XenoPort, Inc.*	16
3	XOMA Corp.*	9
1	ZELTIQ Aesthetics, Inc.*	5
8	Zimmer Holdings, Inc.	528
3	ZIOPHARM Oncology, Inc.*	13
2	Zogenix, Inc.*	5
		80,295
	Industrials — 1.4%

30	3M Co.	2,729
2	A. O. Smith Corp.	126
1	AAON, Inc.	21
2	AAR Corp.	31
2	ABM Industries, Inc.	38
2	Acacia Research Corp.*	44
5	ACCO Brands Corp.*	34
2	Accuride Corp.*	6
1	Aceto Corp.	10
1	Acorn Energy, Inc.	8
3	Actuant Corp., Class A	86
2	Acuity Brands, Inc.	132
10	ADT Corp. (The)*	459
1	Advisory Board Co. (The)*	45
5	AECOM Technology Corp.*	113
2	Aegion Corp.*	41
1	Aerovironment, Inc.*	20
4	AGCO Corp.*	185
3	Air Lease Corp.*	67
2	Air Transport Services Group, Inc.*	8
3	Aircastle Ltd.	34
3	Alaska Air Group, Inc.*	128
1	Albany International Corp., Class A	22
1	Allegiant Travel Co.	74
1	Alliant Techsystems, Inc.	60
1	Altra Holdings, Inc.	19
1	Ameresco, Inc., Class A*	9
2	American Reprographics Co.*	5
2	American Superconductor Corp.*	6
10	AMETEK, Inc.	373
1	API Technologies Corp.*	3
1	Apogee Enterprises, Inc.	23
2	Applied Industrial Technologies, Inc.	80
1	Arkansas Best Corp.	8
1	Armstrong World Industries, Inc.	51
1	Asset Acceptance Capital Corp.*	6
1	Astec Industries, Inc.	29
1	Atlas Air Worldwide Holdings, Inc.*	43
4	Avery Dennison Corp.	134
5	Avis Budget Group, Inc.*	95
1	AZZ, Inc.	38
4	B/E Aerospace, Inc.*	189
5	Babcock & Wilcox Co. (The)	126
2	Barnes Group, Inc.	42
2	Beacon Roofing Supply, Inc.*	62
2	Belden, Inc.	75
2	Blount International, Inc.*	29
1	BlueLinx Holdings, Inc.*	2
32	Boeing Co. (The)	2,377
2	Brady Corp., Class A	64
2	Briggs & Stratton Corp.	41
2	Brink’s Co. (The)	55
2	Builders FirstSource, Inc.*	10
7	C.H. Robinson Worldwide, Inc.	432
1	CAI International, Inc.*	20
13	Capstone Turbine Corp.*	13
3	Carlisle Cos., Inc.	170
1	Casella Waste Systems, Inc., Class A*	4
1	Caterpillar, Inc.	85
2	CBIZ, Inc.*	12
1	CDI Corp.	17
1	Celadon Group, Inc.	17
2	Cenveo, Inc.*	5
1	Chart Industries, Inc.*	61
4	Chicago Bridge & Iron Co. N.V.	163
5	Cintas Corp.	207
1	CIRCOR International, Inc.	36
2	CLARCOR, Inc.	93
2	Clean Harbors, Inc.*	115
1	CNH Global N.V.*	48
2	Colfax Corp.*	78
1	Columbus McKinnon Corp.*	15
2	Comfort Systems USA, Inc.	22
1	Commercial Vehicle Group, Inc.*	8
2	Con-way, Inc.	56
1	Copa Holdings S.A., Class A	95
4	Copart, Inc.*	121
1	Corporate Executive Board Co. (The)	43
4	Corrections Corp. of America	136
5	Covanta Holding Corp.	94
2	Crane Co.	85
45	CSX Corp.	889
1	Cubic Corp.	49
1	Cummins, Inc.	98
2	Curtiss-Wright Corp.	63

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
25	Danaher Corp.	$1,349
17	Deere & Co.	1,429
37	Delta Air Lines, Inc.*	370
2	Deluxe Corp.	58
2	DigitalGlobe, Inc.*	50
1	Dolan Co. (The)*	3
6	Donaldson Co., Inc.	202
1	Douglas Dynamics, Inc.	14
8	Dover Corp.	509
2	Dun & Bradstreet Corp. (The)	158
1	Dycom Industries, Inc.*	18
1	Dynamic Materials Corp.	14
15	Eaton Corp.	782
1	Echo Global Logistics, Inc.*	18
1	Edgen Group, Inc.*	7
3	EMCOR Group, Inc.	99
32	Emerson Electric Co.	1,607
1	Encore Capital Group, Inc.*	27
1	Encore Wire Corp.	31
2	Energy Recovery, Inc.*	6
3	EnergySolutions, Inc.*	10
1	EnerNOC, Inc.*	11
2	EnerSys*	70
1	Engility Holdings, Inc.*	18
1	Ennis, Inc.	15
1	EnPro Industries, Inc.*	39
5	Equifax, Inc.	256
1	ESCO Technologies, Inc.	37
1	Esterline Technologies Corp.*	61
8	Exelis, Inc.	90
9	Expeditors International of Washington, Inc.	337
1	Exponent, Inc.*	53
13	Fastenal Co.	544
3	Federal Signal Corp.*	18
14	FedEx Corp.	1,253
2	Flow International Corp.*	6
2	Flowserve Corp.	277
7	Fluor Corp.	372
7	Fortune Brands Home & Security, Inc.*	210
1	Forward Air Corp.	33
1	Franklin Covey Co.*	12
1	Franklin Electric Co., Inc.	60
1	FreightCar America, Inc.	21
2	FTI Consulting, Inc.*	62
7	FuelCell Energy, Inc.*	6
2	Furmanite Corp.*	9
1	G&K Services, Inc., Class A	34
2	Gardner Denver, Inc.	140
2	GATX Corp.	84
1	Genco Shipping & Trading Ltd.*	3
3	GenCorp, Inc.*	28
1	Generac Holdings, Inc.	33
2	General Cable Corp.*	57
14	General Dynamics Corp.	931
459	General Electric Co.	9,699
2	Genesee & Wyoming, Inc., Class A*	146
3	Geo Group, Inc. (The)	85
1	GeoEye, Inc.*	31
1	Gibraltar Industries, Inc.*	14
1	Global Power Equipment Group, Inc.	15
1	Gorman-Rupp Co. (The)	28
1	GP Strategies Corp.*	20
3	Graco, Inc.	148
5	GrafTech International Ltd.*	49
2	Granite Construction, Inc.	61
3	Great Lakes Dredge & Dock Corp.	27
1	Greenbrier Cos., Inc.*	19
2	Griffon Corp.	21
1	H&E Equipment Services, Inc.	16
1	Hardinge, Inc.	10
3	Harsco Corp.	60
2	Hawaiian Holdings, Inc.*	13
3	Healthcare Services Group, Inc.	71
2	Heartland Express, Inc.	27
2	HEICO Corp.	82
1	Heidrick & Struggles International, Inc.	13
3	Herman Miller, Inc.	63
11	Hertz Global Holdings, Inc.*	172
4	Hexcel Corp.*	103
1	Hill International, Inc.*	3
2	HNI Corp.	60
34	Honeywell International, Inc.	2,085
1	Houston Wire & Cable Co.	11
2	Hub Group, Inc., Class A*	65
3	Hubbell, Inc., Class B	253
1	Hudson Global, Inc.*	4
2	Huntington Ingalls Industries, Inc.	82
1	Huron Consulting Group, Inc.*	33
1	ICF International, Inc.*	22
4	IDEX Corp.	180
2	IHS, Inc., Class A*	184
2	II-VI, Inc.*	34
18	Illinois Tool Works, Inc.	1,108
13	Ingersoll-Rand plc	634
1	InnerWorkings, Inc.*	13
1	Insperity, Inc.	30
1	Insteel Industries, Inc.	12
3	Interface, Inc.	44
7	Iron Mountain, Inc.	221
4	ITT Corp.	89
4	J.B. Hunt Transport Services, Inc.	238
6	Jacobs Engineering Group, Inc.*	246
10	JetBlue Airways Corp.*	51
1	John Bean Technologies Corp.	16
5	Joy Global, Inc.	285
1	Kadant, Inc.*	24
1	Kaman Corp.	36
5	Kansas City Southern	391
1	KAR Auction Services, Inc.*	18
1	Kaydon Corp.	23
6	KBR, Inc.	167
1	Kelly Services, Inc., Class A	14
3	Kennametal, Inc.	114
1	KEYW Holding Corp. (The)*	13
1	Kforce, Inc.*	13
1	Kimball International, Inc., Class B	12
2	Kirby Corp.*	116
3	Knight Transportation, Inc.	45
2	Knoll, Inc.	29
2	Korn/Ferry International*	29
2	Kratos Defense & Security Solutions, Inc.*	9
4	L-3 Communications Holdings, Inc.	307
2	Landstar System, Inc.	101
1	Layne Christensen Co.*	23
2	Lennox International, Inc.	105
4	Lincoln Electric Holdings, Inc.	190
1	Lindsay Corp.	79
11	Lockheed Martin Corp.	1,026

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	LSI Industries, Inc.	$7
1	Lydall, Inc.*	13
6	Manitowoc Co., Inc. (The)	90
3	Manpower, Inc.	115
1	Marten Transport Ltd.	19
15	Masco Corp.	254
2	MasTec, Inc.*	46
2	Matson, Inc.	46
1	McGrath RentCorp	28
4	Meritor, Inc.*	17
2	Metalico, Inc.*	3
1	Met-Pro Corp.	9
1	Middleby Corp.*	127
1	Mine Safety Appliances Co.	39
1	Mistras Group, Inc.*	22
2	Mobile Mini, Inc.*	40
2	Moog, Inc., Class A*	74
1	MRC Global, Inc.*	28
2	MSC Industrial Direct Co., Inc., Class A	145
1	Mueller Industries, Inc.	48
7	Mueller Water Products, Inc., Class A	39
1	Multi-Color Corp.	22
1	MYR Group, Inc.*	21
2	Navigant Consulting, Inc.*	21
3	Navistar International Corp.*	61
1	NCI Building Systems, Inc.*	13
5	Nielsen Holdings N.V.*	142
1	NN, Inc.*	8
3	Nordson Corp.	184
14	Norfolk Southern Corp.	845
11	Northrop Grumman Corp.	734
3	Odyssey Marine Exploration, Inc.*	8
3	Old Dominion Freight Line, Inc.*	100
2	On Assignment, Inc.*	40
3	Orbital Sciences Corp.*	39
1	Orion Marine Group, Inc.*	7
4	Oshkosh Corp.*	117
5	Owens Corning*	173
15	PACCAR, Inc.	659
2	Pacer International, Inc.*	7
5	Pall Corp.	297
7	Parker Hannifin Corp.	575
7	Pendrell Corp.*	8
8	Pentair Ltd.	388
1	PGT, Inc.*	4
1	Pike Electric Corp.*	10
7	Pitney Bowes, Inc.	78
1	PMFG, Inc.*	7
2	Polypore International, Inc.*	82
1	Portfolio Recovery Associates, Inc.*	99
6	Precision Castparts Corp.	1,100
1	Primoris Services Corp.	14
1	Quad/Graphics, Inc.	16
1	Quality Distribution, Inc.*	7
2	Quanex Building Products Corp.	42
9	Quanta Services, Inc.*	233
8	R.R. Donnelley & Sons Co.	75
1	Rand Logistics, Inc.*	6
2	Raven Industries, Inc.	52
14	Raytheon Co.	800
1	RBC Bearings, Inc.*	47
2	Regal-Beloit Corp.	140
2	Republic Airways Holdings, Inc.*	12
13	Republic Services, Inc.	370
2	Resources Connection, Inc.	23
1	Rexnord Corp.*	21
1	Roadrunner Transportation Systems, Inc.*	18
2	Robbins & Myers, Inc.	119
6	Robert Half International, Inc.	170
6	Rockwell Automation, Inc.	475
6	Rockwell Collins, Inc.	343
3	Rollins, Inc.	68
4	Roper Industries, Inc.	446
1	RPX Corp.*	9
1	Rush Enterprises, Inc., Class A*	19
2	Ryder System, Inc.	94
1	Saia, Inc.*	22
1	Sauer-Danfoss, Inc.	53
1	Schawk, Inc.	12
3	Shaw Group, Inc. (The)*	135
2	Simpson Manufacturing Co., Inc.	65
2	SkyWest, Inc.	23
3	Snap-on, Inc.	238
33	Southwest Airlines Co.	315
5	Spirit Aerosystems Holdings, Inc., Class A*	79
2	Spirit Airlines, Inc.*	34
2	SPX Corp.	136
1	Standard Parking Corp.*	22
1	Standex International Corp.	49
7	Stanley Black & Decker, Inc.	503
3	Steelcase, Inc., Class A	35
4	Stericycle, Inc.*	374
1	Sterling Construction Co., Inc.*	9
1	Sun Hydraulics Corp.	26
3	Swift Transportation Co.*	25
5	Swisher Hygiene, Inc.*	7
2	Sykes Enterprises, Inc.*	29
1	TAL International Group, Inc.	34
2	Taser International, Inc.*	17
1	Team, Inc.*	36
2	Teledyne Technologies, Inc.*	126
1	Tennant Co.	38
5	Terex Corp.*	121
3	Tetra Tech, Inc.*	77
1	Textainer Group Holdings Ltd.	30
12	Textron, Inc.	282
1	Thermon Group Holdings, Inc.*	25
4	Timken Co.	180
2	Titan International, Inc.	41
1	Titan Machinery, Inc.*	22
1	TMS International Corp., Class A*	11
3	Toro Co. (The)	135
3	Towers Watson & Co., Class A	159
2	TransDigm Group, Inc.	272
1	TRC Cos., Inc.*	5
1	Trex Co., Inc.*	41
1	Trimas Corp.*	26
3	Trinity Industries, Inc.	95
2	Triumph Group, Inc.	131
2	TrueBlue, Inc.*	29
2	Tutor Perini Corp.*	26
20	Tyco International Ltd.	567
1	UniFirst Corp.	71
21	Union Pacific Corp.	2,578
14	United Continental Holdings, Inc.*	283
31	United Parcel Service, Inc., Class B	2,266
4	United Rentals, Inc.*	166
2	United Stationers, Inc.	61
1	United Technologies Corp.	80

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Universal Forest Products, Inc.	$38
3	URS Corp.	113
7	US Airways Group, Inc.*	90
1	US Ecology, Inc.	22
3	USG Corp.*	81
4	UTi Worldwide, Inc.	57
1	Valmont Industries, Inc.	140
6	Verisk Analytics, Inc., Class A*	299
1	Viad Corp.	22
1	Vicor Corp.*	5
3	W.W. Grainger, Inc.	582
3	Wabash National Corp.*	24
3	WABCO Holdings, Inc.*	186
5	Waste Connections, Inc.	165
20	Waste Management, Inc.	651
1	Watsco, Inc.	72
1	Watts Water Technologies, Inc., Class A	41
2	Werner Enterprises, Inc.	43
1	Wesco Aircraft Holdings, Inc.*	13
2	WESCO International, Inc.*	129
2	Westinghouse Air Brake Technologies Corp.	169
3	Woodward, Inc.	110
1	XPO Logistics, Inc.*	16
8	Xylem, Inc.	209
1	Zipcar, Inc.*	8
		67,870
	Information Technology — 1.9%

2	3D Systems Corp.*	89
2	Accelrys, Inc.*	18
28	Accenture plc, Class A	1,902
2	ACI Worldwide, Inc.*	86
3	Acme Packet, Inc.*	60
2	Active Network, Inc. (The)*	11
18	Activision Blizzard, Inc.	206
2	Actuate Corp.*	11
3	Acxiom Corp.*	53
21	Adobe Systems, Inc.*	727
3	ADTRAN, Inc.	59
2	Advanced Energy Industries, Inc.*	26
1	Advanced Micro Devices, Inc.*	2
1	Advent Software, Inc.*	22
1	Aeroflex Holding Corp.*	6
1	Agilysys, Inc.*	8
8	Akamai Technologies, Inc.*	293
2	Alliance Data Systems Corp.*	285
1	Alpha & Omega Semiconductor Ltd.*	9
14	Altera Corp.	453
7	Amdocs Ltd.	234
1	American Software, Inc., Class A	8
3	Amkor Technology, Inc.*	13
7	Amphenol Corp., Class A	433
3	ANADIGICS, Inc.*	5
13	Analog Devices, Inc.	528
1	Anaren, Inc.*	19
1	Ancestry.com, Inc.*	32
2	Angie’s List, Inc.*	22
1	Anixter International, Inc.	61
4	ANSYS, Inc.*	265
4	AOL, Inc.*	150
40	Apple, Inc.	23,411
56	Applied Materials, Inc.	601
3	Applied Micro Circuits Corp.*	20
5	Arris Group, Inc.*	70
5	Arrow Electronics, Inc.*	186
5	Aruba Networks, Inc.*	97
4	Aspen Technology, Inc.*	104
19	Atmel Corp.*	106
1	ATMI, Inc.*	20
10	Autodesk, Inc.*	331
21	Automatic Data Processing, Inc.	1,192
11	Avago Technologies Ltd.	386
3	Aviat Networks, Inc.*	8
1	Avid Technology, Inc.*	7
6	Avnet, Inc.*	176
2	AVX Corp.	20
1	Aware, Inc.	7
5	Axcelis Technologies, Inc.*	5
1	AXT, Inc.*	3
1	Badger Meter, Inc.	45
2	Bankrate, Inc.*	24
2	Benchmark Electronics, Inc.*	31
1	Black Box Corp.	25
2	Blackbaud, Inc.	45
2	Blucora, Inc.*	29
7	BMC Software, Inc.*	287
1	Booz Allen Hamilton Holding Corp.	14
2	Bottomline Technologies, Inc.*	49
24	Broadcom Corp., Class A*	777
5	Broadridge Financial Solutions, Inc.	118
1	BroadSoft, Inc.*	32
20	Brocade Communications Systems, Inc.*	114
3	Brooks Automation, Inc.	23
15	CA, Inc.	332
1	Cabot Microelectronics Corp.	33
1	CACI International, Inc., Class A*	51
12	Cadence Design Systems, Inc.*	153
1	CalAmp Corp.*	9
2	Calix, Inc.*	15
2	Callidus Software, Inc.*	8
2	Cardtronics, Inc.*	46
2	Cavium, Inc.*	70
1	CEVA, Inc.*	15
2	Checkpoint Systems, Inc.*	17
3	CIBER, Inc.*	9
4	Ciena Corp.*	60
3	Cirrus Logic, Inc.*	94
1	Cisco Systems, Inc.	19
8	Citrix Systems, Inc.*	489
2	Cognex Corp.	72
13	Cognizant Technology Solutions Corp., Class A*	874
1	Coherent, Inc.*	46
1	Cohu, Inc.	10
2	CommVault Systems, Inc.*	133
7	Computer Sciences Corp.	266
1	Computer Task Group, Inc.*	18
9	Compuware Corp.*	84
2	comScore, Inc.*	27
1	Comtech Telecommunications Corp.	26
9	Comverse Technology, Inc.*	32
2	Concur Technologies, Inc.*	131
1	Constant Contact, Inc.*	13
5	Convergys Corp.	78
5	CoreLogic, Inc.*	129
1	Cornerstone OnDemand, Inc.*	28
66	Corning, Inc.	807
1	CoStar Group, Inc.*	87
2	Cray, Inc.*	28

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Cree, Inc.*	$162
1	CSG Systems International, Inc.*	19
1	CTS Corp.	9
1	Cymer, Inc.*	88
7	Cypress Semiconductor Corp.*	71
2	Daktronics, Inc.	21
1	Datalink Corp.*	9
2	DealerTrack Holdings, Inc.*	54
1	Dell, Inc.	10
1	Demand Media, Inc.*	9
2	Dice Holdings, Inc.*	17
3	Diebold, Inc.	90
1	Digi International, Inc.*	10
2	Digital River, Inc.*	29
2	Diodes, Inc.*	30
2	Dolby Laboratories, Inc., Class A*	67
1	DSP Group, Inc.*	6
1	DST Systems, Inc.	58
1	DTS, Inc.*	15
5	EarthLink, Inc.	33
50	eBay, Inc.*	2,641
1	Ebix, Inc.	17
2	Echelon Corp.*	6
2	EchoStar Corp., Class A*	63
1	Electro Rent Corp.	16
1	Electro Scientific Industries, Inc.	11
14	Electronic Arts, Inc.*	207
2	Electronics for Imaging, Inc.*	37
1	Ellie Mae, Inc.*	25
1	EMC Corp.*	25
4	Emulex Corp.*	29
6	Entegris, Inc.*	54
4	Entropic Communications, Inc.*	21
1	Envestnet, Inc.*	14
1	EPIQ Systems, Inc.	12
2	Equinix, Inc.*	372
2	Euronet Worldwide, Inc.*	45
2	Exar Corp.*	16
1	ExlService Holdings, Inc.*	27
4	Extreme Networks*	14
1	F5 Networks, Inc.*	94
1	Fabrinet*	12
1	Facebook, Inc., Class A*	28
2	FactSet Research Systems, Inc.	185
1	Fair Isaac Corp.	43
6	Fairchild Semiconductor International, Inc.*	80
1	FalconStor Software, Inc.*	2
1	FARO Technologies, Inc.*	35
2	FEI Co.	110
11	Fidelity National Information Services, Inc.	397
4	Finisar Corp.*	54
3	First Solar, Inc.*	81
6	Fiserv, Inc.*	462
2	FleetCor Technologies, Inc.*	104
7	FLIR Systems, Inc.	143
2	FormFactor, Inc.*	9
1	Forrester Research, Inc.	28
6	Fortinet, Inc.*	120
2	Freescale Semiconductor Ltd.*	19
3	Fusion-io, Inc.*	70
4	Gartner, Inc.*	192
5	Genpact Ltd.	80
3	Global Cash Access Holdings, Inc.*	24
3	Global Payments, Inc.	132
1	Globecomm Systems, Inc.*	12
2	Glu Mobile, Inc.*	6
11	Google, Inc., Class A*	7,682
1	GSI Group, Inc.*	8
1	GSI Technology, Inc.*	6
5	GT Advanced Technologies, Inc.*	17
1	Guidance Software, Inc.*	11
1	Guidewire Software, Inc.*	30
1	Hackett Group, Inc. (The)*	4
5	Harmonic, Inc.*	23
5	Harris Corp.	236
2	Heartland Payment Systems, Inc.	59
1	Hewlett-Packard Co.	13
1	Higher One Holdings, Inc.*	9
1	Hittite Microwave Corp.*	61
3	IAC/InterActiveCorp	141
1	iGATE Corp.*	15
1	Imation Corp.*	4
1	Immersion Corp.*	7
5	Infinera Corp.*	28
1	Informatica Corp.*	27
7	Ingram Micro, Inc., Class A*	113
1	Innodata, Inc.*	4
1	Inphi Corp.*	8
2	Insight Enterprises, Inc.*	34
6	Integrated Device Technology, Inc.*	38
1	Integrated Silicon Solution, Inc.*	9
1	Intel Corp.	20
1	Interactive Intelligence Group, Inc.*	32
2	InterDigital, Inc.	85
3	Intermec, Inc.*	23
1	Intermolecular, Inc.*	7
2	Internap Network Services Corp.*	12
6	International Business Machines Corp.	1,140
3	International Rectifier Corp.*	51
6	Intersil Corp., Class A	43
1	Intevac, Inc.*	5
2	IntraLinks Holdings, Inc.*	13
13	Intuit, Inc.	779
2	InvenSense, Inc.*	20
2	Ipass, Inc.*	4
1	IPG Photonics Corp.*	59
2	Itron, Inc.*	88
2	Ixia*	30
1	IXYS Corp.	8
2	j2 Global, Inc.	60
8	Jabil Circuit, Inc.	152
4	Jack Henry & Associates, Inc.	155
2	JDA Software Group, Inc.*	89
10	JDS Uniphase Corp.*	121
1	Jive Software, Inc.*	14
1	Juniper Networks, Inc.*	18
2	Kemet Corp.*	9
1	Kenexa Corp.*	46
1	Keynote Systems, Inc.	14
2	KIT Digital, Inc.*	2
7	KLA-Tencor Corp.	318
3	Kopin Corp.*	10
1	KVH Industries, Inc.*	13
8	Lam Research Corp.*	281
5	Lattice Semiconductor Corp.*	20
4	Lender Processing Services, Inc.	99
3	Lexmark International, Inc., Class A	73
3	Limelight Networks, Inc.*	6
10	Linear Technology Corp.	332
3	LinkedIn Corp., Class A*	324

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Lionbridge Technologies, Inc.*	$8
1	Liquidity Services, Inc.*	41
1	Littelfuse, Inc.	58
2	LivePerson, Inc.*	26
1	LogMeIn, Inc.*	21
25	LSI Corp.*	168
2	LTX-Credence Corp.*	11
1	Manhattan Associates, Inc.*	57
1	Mantech International Corp., Class A	25
1	Marchex, Inc., Class B	4
1	Market Leader, Inc.*	7
1	Marvell Technology Group Ltd.	8
5	Mastercard, Inc., Class A	2,443
3	Mattson Technology, Inc.*	3
13	Maxim Integrated Products, Inc.	379
1	MAXIMUS, Inc.	63
1	MaxLinear, Inc., Class A*	5
1	Maxwell Technologies, Inc.*	7
1	Measurement Specialties, Inc.*	31
1	MeetMe, Inc.*	4
10	MEMC Electronic Materials, Inc.*	29
4	Mentor Graphics Corp.*	60
1	Mercury Systems, Inc.*	9
2	Methode Electronics, Inc.	18
2	Micrel, Inc.	19
8	Microchip Technology, Inc.	243
43	Micron Technology, Inc.*	257
3	MICROS Systems, Inc.*	130
4	Microsemi Corp.*	77
2	Microsoft Corp.	53
2	Mindspeed Technologies, Inc.*	7
2	MIPS Technologies, Inc.*	15
2	MKS Instruments, Inc.	49
2	ModusLink Global Solutions, Inc.*	7
6	Molex, Inc.	158
1	MoneyGram International, Inc.*	12
1	Monolithic Power Systems, Inc.*	21
2	Monotype Imaging Holdings, Inc.	31
5	Monster Worldwide, Inc.*	27
1	MoSys, Inc.*	3
13	Motorola Solutions, Inc.	708
2	Move, Inc.*	15
1	MTS Systems Corp.	48
1	Nanometrics, Inc.*	14
4	National Instruments Corp.	97
7	NCR Corp.*	168
1	Neonode, Inc.*	4
1	NeoPhotonics Corp.*	5
1	NetApp, Inc.*	32
2	NETGEAR, Inc.*	70
2	Netscout Systems, Inc.*	50
1	NetSuite, Inc.*	60
3	NeuStar, Inc., Class A*	121
2	Newport Corp.*	25
3	NIC, Inc.	45
10	Nuance Communications, Inc.*	222
27	NVIDIA Corp.	323
3	Oclaro, Inc.*	6
3	OCZ Technology Group, Inc.*	5
2	OmniVision Technologies, Inc.*	30
20	ON Semiconductor Corp.*	133
1	OpenTable, Inc.*	45
1	Oplink Communications, Inc.*	16
1	OPNET Technologies, Inc.	42
165	Oracle Corp.	5,297
1	OSI Systems, Inc.*	61
5	Parametric Technology Corp.*	101
1	Park Electrochemical Corp.	24
3	Parkervision, Inc.*	7
14	Paychex, Inc.	456
1	PC-Tel, Inc.	6
1	PDF Solutions, Inc.*	14
1	Pegasystems, Inc.	20
1	Perficient, Inc.*	11
1	Pericom Semiconductor Corp.*	8
1	Pervasive Software, Inc.*	9
3	Photronics, Inc.*	15
2	Plantronics, Inc.	67
2	Plexus Corp.*	46
2	PLX Technology, Inc.*	9
9	PMC-Sierra, Inc.*	46
8	Polycom, Inc.*	84
1	Power Integrations, Inc.	31
3	Power-One, Inc.*	12
1	PRGX Global, Inc.*	6
1	Procera Networks, Inc.*	21
3	Progress Software Corp.*	60
1	PROS Holdings, Inc.*	18
4	QLIK Technologies, Inc.*	78
4	QLogic Corp.*	38
1	QUALCOMM, Inc.	64
10	Quantum Corp.*	12
2	QuickLogic Corp.*	4
1	QuinStreet, Inc.*	6
5	Rackspace Hosting, Inc.*	346
1	Radisys Corp.*	2
5	Rambus, Inc.*	24
2	RealD, Inc.*	21
1	RealNetworks, Inc.*	7
2	RealPage, Inc.*	40
8	Red Hat, Inc.*	395
2	Responsys, Inc.*	13
12	RF Micro Devices, Inc.*	52
1	Richardson Electronics Ltd.	11
7	Riverbed Technology, Inc.*	125
1	Rofin-Sinar Technologies, Inc.*	21
1	Rogers Corp.*	44
1	Rovi Corp.*	15
1	Rubicon Technology, Inc.*	6
1	Rudolph Technologies, Inc.*	11
1	Saba Software, Inc.*	8
12	SAIC, Inc.	138
6	Salesforce.com, Inc.*	946
11	SanDisk Corp.*	430
4	Sanmina Corp.*	38
1	Sapiens International Corp. NV*	4
5	Sapient Corp.*	53
1	ScanSource, Inc.*	30
1	SciQuest, Inc.*	16
1	Seachange International, Inc.*	9
3	Semtech Corp.*	82
1	ServiceNow, Inc.*	33
2	ServiceSource International, Inc.*	10
2	ShoreTel, Inc.*	9
1	Sigma Designs, Inc.*	6
1	Silicon Graphics International Corp.*	8
4	Silicon Image, Inc.*	19
2	Silicon Laboratories, Inc.*	84
8	Skyworks Solutions, Inc.*	181
3	SolarWinds, Inc.*	168
3	Solera Holdings, Inc.	155
9	Sonus Networks, Inc.*	15

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Sourcefire, Inc.*	$49
2	Spansion, Inc., Class A*	23
1	Splunk, Inc.*	30
1	SPS Commerce, Inc.*	37
1	SS&C Technologies Holdings, Inc.*	24
1	Stamps.com, Inc.*	25
2	STEC, Inc.*	10
1	STR Holdings, Inc.*	2
1	Stratasys, Inc.*	75
2	SunPower Corp.*	9
1	Super Micro Computer, Inc.*	9
2	Support.com, Inc.*	9
1	Sycamore Networks, Inc.	3
31	Symantec Corp.*	582
2	Symmetricom, Inc.*	12
1	Synaptics, Inc.*	27
1	Synchronoss Technologies, Inc.*	18
1	SYNNEX Corp.*	33
6	Synopsys, Inc.*	197
1	Syntel, Inc.	60
3	Take-Two Interactive Software, Inc.*	37
1	Tangoe, Inc.*	13
2	Tech Data Corp.*	88
1	TechTarget, Inc.*	5
1	TeleNav, Inc.*	8
1	TeleTech Holdings, Inc.*	17
16	Tellabs, Inc.	57
1	Telular Corp.	10
7	Teradata Corp.*	416
8	Teradyne, Inc.*	125
2	Tessera Technologies, Inc.	33
1	Texas Instruments, Inc.	29
7	TIBCO Software, Inc.*	175
5	TiVo, Inc.*	59
1	TNS, Inc.*	15
7	Total System Services, Inc.	154
5	Trimble Navigation Ltd.*	278
7	TriQuint Semiconductor, Inc.*	35
2	TTM Technologies, Inc.*	18
1	Tyler Technologies, Inc.*	47
1	Ultimate Software Group, Inc.*	95
1	Ultra Clean Holdings*	5
1	Ultratech, Inc.*	33
2	Unisys Corp.*	35
4	United Online, Inc.	23
2	Universal Display Corp.*	48
4	Unwired Planet, Inc.*	5
3	ValueClick, Inc.*	57
2	Vantiv, Inc., Class A*	43
1	VASCO Data Security International, Inc.*	8
2	Veeco Instruments, Inc.*	57
5	VeriFone Systems, Inc.*	152
1	Verint Systems, Inc.*	28
7	VeriSign, Inc.*	239
2	ViaSat, Inc.*	76
2	VirnetX Holding Corp.*	69
1	Virtusa Corp.*	16
23	Visa, Inc., Class A	3,443
6	Vishay Intertechnology, Inc.*	58
1	Vishay Precision Group, Inc.*	12
1	Vistaprint N.V.*	31
4	VMware, Inc., Class A*	364
1	Vocus, Inc.*	17
1	Volterra Semiconductor Corp.*	18
2	Web.com Group, Inc.*	30
2	WebMD Health Corp.*	28
2	Websense, Inc.*	28
2	Westell Technologies, Inc., Class A*	4
10	Western Digital Corp.	334
27	Western Union Co. (The)	340
2	WEX, Inc.*	144
58	Xerox Corp.	395
11	Xilinx, Inc.	381
1	XO Group, Inc.*	8
53	Yahoo!, Inc.*	995
2	Zebra Technologies Corp., Class A*	78
3	Zix Corp.*	8
1	Zygo Corp.*	15
6	Zynga, Inc., Class A*	15
		86,583
	Materials — 0.5%

1	A. Schulman, Inc.	26
1	A.M. Castle & Co.*	13
9	Air Products & Chemicals, Inc.	746
3	Airgas, Inc.	266
5	AK Steel Holding Corp.	20
4	Albemarle Corp.	239
46	Alcoa, Inc.	387
5	Allegheny Technologies, Inc.	131
4	Allied Nevada Gold Corp.*	130
1	AMCOL International Corp.	30
1	American Vanguard Corp.	33
3	Aptargroup, Inc.	143
1	Arabian American Development Co.*	8
3	Ashland, Inc.	213
1	Balchem Corp.	36
7	Ball Corp.	313
4	Bemis Co., Inc.	134
4	Boise, Inc.	33
2	Buckeye Technologies, Inc.	55
3	Cabot Corp.	113
2	Calgon Carbon Corp.*	27
2	Carpenter Technology Corp.	97
7	Celanese Corp.	287
2	Century Aluminum Co.*	16
3	CF Industries Holdings, Inc.	642
4	Chemtura Corp.*	81
1	Clearwater Paper Corp.*	40
1	Cliffs Natural Resources, Inc.	29
4	Coeur d’Alene Mines Corp.*	93
5	Commercial Metals Co.	68
1	Compass Minerals International, Inc.	76
6	Crown Holdings, Inc.*	224
2	Cytec Industries, Inc.	137
2	Domtar Corp.	160
1	Dow Chemical Co. (The)	30
41	E.I. du Pont de Nemours & Co.	1,769
2	Eagle Materials, Inc.	106
7	Eastman Chemical Co.	426
11	Ecolab, Inc.	793
4	Ferro Corp.*	11
2	Flotek Industries, Inc.*	23
6	FMC Corp.	333
41	Freeport-McMoRan Copper & Gold, Inc.	1,599
1	FutureFuel Corp.	11
3	General Moly, Inc.*	11
1	Georgia Gulf Corp.	46
3	Globe Specialty Metals, Inc.	42
2	Gold Reserve, Inc.*	7

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Gold Resource Corp.	$16
1	Golden Minerals Co.*	4
11	Golden Star Resources Ltd.*	20
7	Graphic Packaging Holding Co.*	45
1	Greif, Inc., Class A	41
2	H.B. Fuller Co.	66
1	Haynes International, Inc.	47
3	Headwaters, Inc.*	23
12	Hecla Mining Co.	70
2	Horsehead Holding Corp.*	19
8	Huntsman Corp.	132
1	Innophos Holdings, Inc.	48
1	Innospec, Inc.*	32
4	International Flavors & Fragrances, Inc.	260
19	International Paper Co.	706
2	Intrepid Potash, Inc.*	43
1	Kaiser Aluminum Corp.	61
2	KapStone Paper and Packaging Corp.*	44
1	Koppers Holdings, Inc.	35
1	Kraton Performance Polymers, Inc.*	23
1	Kronos Worldwide, Inc.	16
1	Landec Corp.*	10
6	Louisiana-Pacific Corp.*	105
1	LSB Industries, Inc.*	33
14	LyondellBasell Industries N.V., Class A	696
2	Martin Marietta Materials, Inc.	180
1	Materion Corp.	20
9	McEwen Mining, Inc.*	33
7	MeadWestvaco Corp.	216
1	Metals USA Holdings Corp.	16
6	Midway Gold Corp.*	9
1	Minerals Technologies, Inc.	74
3	Molycorp, Inc.*	27
23	Monsanto Co.	2,107
13	Mosaic Co. (The)	703
1	Myers Industries, Inc.	15
1	Neenah Paper, Inc.	28
21	Newmont Mining Corp.	989
1	Noranda Aluminum Holding Corp.	6
14	Nucor Corp.	577
3	Olin Corp.	62
1	OM Group, Inc.*	20
2	OMNOVA Solutions, Inc.*	15
7	Owens-Illinois, Inc.*	140
2	P. H. Glatfelter Co.	34
4	Packaging Corp. of America	146
6	Paramount Gold and Silver Corp.*	14
4	PolyOne Corp.	81
7	PPG Industries, Inc.	870
13	Praxair, Inc.	1,394
1	Quaker Chemical Corp.	49
3	Reliance Steel & Aluminum Co.	169
4	Resolute Forest Products*	47
1	Revett Minerals, Inc.*	3
3	Rock-Tenn Co., Class A	195
3	Rockwood Holdings, Inc.	138
3	Royal Gold, Inc.	242
6	RPM International, Inc.	174
1	RTI International Metals, Inc.*	25
1	Schnitzer Steel Industries, Inc., Class A	28
1	Schweitzer-Mauduit International, Inc.	37
2	Scotts Miracle-Gro Co. (The), Class A	83
8	Sealed Air Corp.	135
2	Sensient Technologies Corp.	72
4	Sherwin-Williams Co. (The)	610
5	Sigma-Aldrich Corp.	363
2	Silgan Holdings, Inc.	89
4	Sonoco Products Co.	120
7	Southern Copper Corp.	254
1	Spartech Corp.*	9
9	Steel Dynamics, Inc.	116
5	Stillwater Mining Co.*	57
3	SunCoke Energy, Inc.*	49
4	Tahoe Resources, Inc.*	72
1	Texas Industries, Inc.*	46
3	Titanium Metals Corp.	50
1	TPC Group, Inc.*	48
1	Tredegar Corp.	19
1	U.S. Silica Holdings, Inc.*	15
6	United States Steel Corp.	129
2	US Antimony Corp.*	4
4	Valspar Corp.	251
3	Vista Gold Corp.*	9
6	Vulcan Materials Co.	317
3	Walter Energy, Inc.	91
2	Wausau Paper Corp.	17
1	Westlake Chemical Corp.	72
2	Worthington Industries, Inc.	47
3	WR Grace & Co.*	196
1	Zep, Inc.	12
1	Zoltek Cos., Inc.*	7
		25,090
	Telecommunication Services — 0.4%

3	8x8, Inc.*	20
254	AT&T, Inc.	8,669
1	Boingo Wireless, Inc.*	7
1	Cbeyond, Inc.*	7
27	CenturyLink, Inc.	1,049
9	Cincinnati Bell, Inc.*	48
15	Clearwire Corp., Class A*	35
2	Cogent Communications Group, Inc.	42
2	Consolidated Communications Holdings, Inc.	30
13	Crown Castle International Corp.*	878
1	Fairpoint Communications, Inc.*	7
43	Frontier Communications Corp.	207
2	General Communication, Inc., Class A*	17
1	HickoryTech Corp.	10
1	IDT Corp., Class B	9
2	inContact, Inc.*	10
2	Iridium Communications, Inc.*	12
2	Leap Wireless International, Inc.*	13
7	Level 3 Communications, Inc.*	132
1	Lumos Networks Corp.	10
1	magicJack VocalTec Ltd.*	17
13	MetroPCS Communications, Inc.*	138
1	Neutral Tandem, Inc.	3
7	NII Holdings, Inc.*	35
1	NTELOS Holdings Corp.	13
2	ORBCOMM, Inc.*	7
2	Premiere Global Services, Inc.*	17
1	Primus Telecommunications Group, Inc.	11
5	SBA Communications Corp., Class A*	344
1	Shenandoah Telecommunications Co.	14
130	Sprint Nextel Corp.*	745
4	Telephone & Data Systems, Inc.	92

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Towerstream Corp.*	$7
7	tw telecom, inc.*	180
1	United States Cellular Corp.*	35
1	USA Mobility, Inc.	12
123	Verizon Communications, Inc.	5,427
7	Vonage Holdings Corp.*	17
25	Windstream Corp.	210
		18,536
	Utilities — 0.5%

28	AES Corp. (The)	299
5	AGL Resources, Inc.	195
2	ALLETE, Inc.	78
5	Alliant Energy Corp.	224
11	Ameren Corp.	330
1	American DG Energy, Inc.*	2
21	American Electric Power Co., Inc.	896
1	American States Water Co.	45
8	American Water Works Co., Inc.	305
6	Aqua America, Inc.	153
5	Atlantic Power Corp.	59
4	Atmos Energy Corp.	140
3	Avista Corp.	71
2	Black Hills Corp.	71
1	Cadiz, Inc.*	9
2	California Water Service Group	36
18	Calpine Corp.*	311
19	CenterPoint Energy, Inc.	375
1	CH Energy Group, Inc.	65
3	Cleco Corp.	121
11	CMS Energy Corp.	269
13	Consolidated Edison, Inc.	725
1	Consolidated Water Co., Ltd.	8
25	Dominion Resources, Inc.	1,278
7	DTE Energy Co.	424
30	Duke Energy Corp.	1,915
14	Edison International	637
2	El Paso Electric Co.	64
2	Empire District Electric Co. (The)	40
8	Entergy Corp.	508
37	Exelon Corp.	1,118
18	FirstEnergy Corp.	764
1	Genie Energy Ltd., Class B	7
33	GenOn Energy, Inc.*	84
6	Great Plains Energy, Inc.	122
4	Hawaiian Electric Industries, Inc.	100
2	IDACORP, Inc.	85
3	Integrys Energy Group, Inc.	160
2	ITC Holdings Corp.	157
1	Laclede Group, Inc. (The)	41
8	MDU Resources Group, Inc.	166
1	MGE Energy, Inc.	51
1	Middlesex Water Co.	19
3	National Fuel Gas Co.	156
2	New Jersey Resources Corp.	81
18	NextEra Energy, Inc.	1,237
12	NiSource, Inc.	290
14	Northeast Utilities	542
1	Northwest Natural Gas Co.	44
2	NorthWestern Corp.	69
10	NRG Energy, Inc.	211
10	NV Energy, Inc.	183
4	OGE Energy Corp.	229
9	ONEOK, Inc.	404
1	Ormat Technologies, Inc.	18
2	Otter Tail Corp.	48
10	Pepco Holdings, Inc.	197
18	PG&E Corp.	737
3	Piedmont Natural Gas Co., Inc.	93
5	Pinnacle West Capital Corp.	257
3	PNM Resources, Inc.	63
3	Portland General Electric Co.	81
25	PPL Corp.	734
22	Public Service Enterprise Group, Inc.	662
8	Questar Corp.	157
5	SCANA Corp.	232
10	Sempra Energy	684
1	SJW Corp.	24
1	South Jersey Industries, Inc.	50
38	Southern Co. (The)	1,655
2	Southwest Gas Corp.	84
9	TECO Energy, Inc.	151
5	UGI Corp.	166
2	UIL Holdings Corp.	72
1	Unitil Corp.	26
2	UNS Energy Corp.	85
4	Vectren Corp.	117
5	Westar Energy, Inc.	144
2	WGL Holdings, Inc.	78
10	Wisconsin Energy Corp.	375
21	Xcel Energy, Inc.	568
1	York Water Co.	17
		23,548
	Total Common Stocks (Cost $550,248)	607,823

No. of Warrants
	Warrants — 0.0%
4	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 13.9%
	Federal Home Loan Bank
$646,613	0.00%, due 12/03/12	646,613
	Total U.S. Government & Agency Security (Cost $646,613)	646,613

	Repurchase Agreements (a)(b) — 32.0%
1,489,812	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,489,836	1,489,812
	Total Repurchase Agreements (Cost $1,489,812)	1,489,812

	Total Investment Securities (Cost $2,686,673) — 58.9%	2,744,248
	Other assets less liabilities — 41.1%	1,916,549
	Net Assets — 100.0%	$4,660,797

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $506,312.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,991
Aggregate gross unrealized depreciation	(8,333)
Net unrealized appreciation	$33,658
Federal income tax cost of investments	$2,710,590

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$338,931	$1,635

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	511,201	294,042

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	4,641,617	28,591

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	961,770	229,104

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	246,700	52,681

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	909,556	211,714

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	1,104,582	494,978

		$1,312,745

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra S&P500®

Shares		Value
	Common Stocks (a) — 57.8%
	Consumer Discretionary — 6.7%

4,500	Abercrombie & Fitch Co., Class A	$206,505
19,930	Amazon.com, Inc.*	5,023,357
5,579	Apollo Group, Inc., Class A*	107,061
2,182	AutoNation, Inc.*	84,967
2,042	AutoZone, Inc.*	783,658
12,795	Bed Bath & Beyond, Inc.*	751,323
14,639	Best Buy Co., Inc.	191,917
3,242	Big Lots, Inc.*	91,295
6,312	BorgWarner, Inc.*	418,486
11,918	Cablevision Systems Corp., Class A	164,945
12,527	CarMax, Inc.*	454,229
24,617	Carnival Corp.	951,693
32,743	CBS Corp. (Non-Voting), Class B	1,178,093
1,732	Chipotle Mexican Grill, Inc.*	456,867
15,682	Coach, Inc.	907,047
147,227	Comcast Corp., Class A	5,473,900
15,296	D.R. Horton, Inc.	297,660
7,065	Darden Restaurants, Inc.	373,597
34,597	DIRECTV*	1,719,471
13,630	Discovery Communications, Inc., Class A*	823,388
14,615	Dollar General Corp.*	730,750
12,628	Dollar Tree, Inc.*	527,093
5,103	Expedia, Inc.	315,672
5,346	Family Dollar Stores, Inc.	380,635
209,846	Ford Motor Co.	2,402,737
3,046	Fossil, Inc.*	263,296
6,803	GameStop Corp., Class A	178,579
12,703	Gannett Co., Inc.	227,384
16,412	Gap, Inc. (The)	565,558
8,532	Genuine Parts Co.	555,348
13,412	Goodyear Tire & Rubber Co. (The)*	168,991
14,913	H&R Block, Inc.	268,881
12,500	Harley-Davidson, Inc.	587,000
3,742	Harman International Industries, Inc.	148,034
6,317	Hasbro, Inc.	242,952
82,920	Home Depot, Inc. (The)	5,395,604
14,716	International Game Technology	204,111
24,041	Interpublic Group of Cos., Inc. (The)	260,124
7,835	J.C. Penney Co., Inc.	140,560
37,645	Johnson Controls, Inc.	1,036,743
11,916	Kohl’s Corp.	532,049
7,739	Leggett & Platt, Inc.	215,531
8,952	Lennar Corp., Class A	340,534
13,160	Limited Brands, Inc.	686,294
62,702	Lowe’s Cos., Inc.	2,262,915
22,105	Macy’s, Inc.	855,464
13,865	Marriott International, Inc., Class A	503,161
18,750	Mattel, Inc.	703,313
55,507	McDonald’s Corp.	4,831,329
15,411	McGraw-Hill Cos., Inc. (The)	818,478
3,106	Netflix, Inc.*	253,791
15,888	Newell Rubbermaid, Inc.	346,517
111,966	News Corp., Class A	2,758,842
20,264	NIKE, Inc., Class B	1,975,335
8,419	Nordstrom, Inc.	455,384
14,614	Omnicom Group, Inc.	726,900
6,480	O’Reilly Automotive, Inc.*	609,638
5,926	PetSmart, Inc.	418,731
2,740	priceline.com, Inc.*	1,817,058
18,573	PulteGroup, Inc.*	312,212
3,408	Ralph Lauren Corp.	535,363
12,346	Ross Stores, Inc.	702,734
4,790	Scripps Networks Interactive, Inc., Class A	282,802
37,579	Staples, Inc.	439,674
41,799	Starbucks Corp.	2,168,114
10,787	Starwood Hotels & Resorts Worldwide, Inc.	582,067
35,998	Target Corp.	2,272,554
6,489	Tiffany & Co.	382,721
16,852	Time Warner Cable, Inc.	1,599,086
52,186	Time Warner, Inc.	2,468,398
40,509	TJX Cos., Inc.	1,796,169
6,054	TripAdvisor, Inc.*	231,202
6,027	Urban Outfitters, Inc.*	227,218
4,791	VF Corp.	769,004
26,103	Viacom, Inc., Class B	1,347,176
98,711	Walt Disney Co. (The)	4,901,988
245	Washington Post Co. (The), Class B	89,930
4,305	Whirlpool Corp.	438,421
7,813	Wyndham Worldwide Corp.	383,540
4,326	Wynn Resorts Ltd.	486,242
25,092	Yum! Brands, Inc.	1,683,171
		80,270,561
	Consumer Staples — 6.4%

111,789	Altria Group, Inc.	3,779,586
36,274	Archer-Daniels-Midland Co.	968,516
23,772	Avon Products, Inc.	331,619
8,720	Beam, Inc.	489,279
8,330	Brown-Forman Corp., Class B	584,599
9,898	Campbell Soup Co.	363,752
7,148	Clorox Co. (The)	545,750
213,004	Coca-Cola Co. (The)	8,077,112
15,226	Coca-Cola Enterprises, Inc.	474,747
24,510	Colgate-Palmolive Co.	2,659,335
22,352	ConAgra Foods, Inc.	667,431
8,118	Constellation Brands, Inc., Class A*	291,274
23,789	Costco Wholesale Corp.	2,473,818
69,961	CVS Caremark Corp.	3,253,886
10,151	Dean Foods Co.*	173,988
11,551	Dr. Pepper Snapple Group, Inc.	518,062
13,225	Estee Lauder Cos., Inc. (The), Class A	770,356
35,627	General Mills, Inc.	1,460,351
17,609	H. J. Heinz Co.	1,029,422
8,342	Hershey Co. (The)	611,218
7,380	Hormel Foods Corp.	228,854
6,046	J.M. Smucker Co. (The)	534,829
13,612	Kellogg Co.	754,922
21,742	Kimberly-Clark Corp.	1,863,724
32,523	Kraft Foods Group, Inc.*	1,470,690
29,985	Kroger Co. (The)	786,806
7,180	Lorillard, Inc.	869,929
7,313	McCormick & Co., Inc. (Non-Voting)	472,127
11,246	Mead Johnson Nutrition Co.	766,865
8,575	Molson Coors Brewing Co., Class B	355,520

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
97,648	Mondelez International, Inc., Class A	$2,528,107
8,426	Monster Beverage Corp.*	438,573
85,588	PepsiCo, Inc.	6,009,134
92,778	Philip Morris International, Inc.	8,338,887
151,493	Procter & Gamble Co. (The)	10,578,756
18,013	Reynolds American, Inc.	787,528
13,129	Safeway, Inc.	224,637
32,272	Sysco Corp.	1,021,409
15,940	Tyson Foods, Inc., Class A	305,570
47,099	Walgreen Co.	1,597,127
92,518	Wal-Mart Stores, Inc.	6,663,146
9,440	Whole Foods Market, Inc.	881,318
		77,002,559
	Energy — 6.4%

27,452	Anadarko Petroleum Corp.	2,009,212
21,489	Apache Corp.	1,656,587
24,172	Baker Hughes, Inc.	1,043,022
11,601	Cabot Oil & Gas Corp.	546,407
13,566	Cameron International Corp.*	731,886
28,590	Chesapeake Energy Corp.	486,888
107,922	Chevron Corp.	11,406,276
66,786	ConocoPhillips	3,802,795
12,483	CONSOL Energy, Inc.	391,342
21,488	Denbury Resources, Inc.*	331,560
20,736	Devon Energy Corp.	1,071,429
3,867	Diamond Offshore Drilling, Inc.	266,823
12,788	Ensco plc, Class A	744,645
14,876	EOG Resources, Inc.	1,749,715
8,232	EQT Corp.	494,414
253,932	Exxon Mobil Corp.	22,381,566
13,151	FMC Technologies, Inc.*	537,350
51,080	Halliburton Co.	1,703,518
5,836	Helmerich & Payne, Inc.	304,639
16,331	Hess Corp.	810,181
34,815	Kinder Morgan, Inc.	1,177,095
38,815	Marathon Oil Corp.	1,197,443
18,656	Marathon Petroleum Corp.	1,110,778
10,131	Murphy Oil Corp.	574,833
15,998	Nabors Industries Ltd.*	235,171
23,463	National Oilwell Varco, Inc.	1,602,523
7,432	Newfield Exploration Co.*	180,895
13,927	Noble Corp.	480,342
9,774	Noble Energy, Inc.	955,408
44,584	Occidental Petroleum Corp.	3,353,163
14,762	Peabody Energy Corp.	370,674
34,491	Phillips 66	1,806,294
6,778	Pioneer Natural Resources Co.	725,246
9,770	QEP Resources, Inc.	274,732
8,933	Range Resources Corp.	571,891
6,852	Rowan Cos. plc, Class A*	217,414
73,010	Schlumberger Ltd.	5,228,976
19,132	Southwestern Energy Co.*	664,072
35,962	Spectra Energy Corp.	1,005,138
7,693	Tesoro Corp.	325,260
30,359	Valero Energy Corp.	979,381
34,454	Williams Cos., Inc. (The)	1,131,469
10,921	WPX Energy, Inc.*	172,442
		76,810,895
	Financials — 8.6%

18,621	ACE Ltd.	1,475,342
25,741	Aflac, Inc.	1,364,016
26,727	Allstate Corp. (The)	1,081,909
54,216	American Express Co.	3,030,674
64,104	American International Group, Inc.*	2,123,766
21,757	American Tower Corp. (REIT)	1,630,252
11,566	Ameriprise Financial, Inc.	701,709
17,710	Aon plc	1,005,928
8,007	Apartment Investment & Management Co., Class A (REIT)	200,735
4,500	Assurant, Inc.	153,945
6,125	AvalonBay Communities, Inc. (REIT)	807,214
592,863	Bank of America Corp.	5,845,629
64,987	Bank of New York Mellon Corp. (The)	1,555,789
38,486	BB&T Corp.	1,084,151
100,867	Berkshire Hathaway, Inc., Class B*	8,884,365
7,035	BlackRock, Inc.	1,386,176
8,288	Boston Properties, Inc. (REIT)	850,597
31,966	Capital One Financial Corp.	1,841,242
16,598	CBRE Group, Inc., Class A*	314,200
60,259	Charles Schwab Corp. (The)	789,393
14,627	Chubb Corp. (The)	1,126,133
8,049	Cincinnati Financial Corp.	326,145
161,342	Citigroup, Inc.	5,577,593
16,826	CME Group, Inc.	929,973
10,624	Comerica, Inc.	314,364
28,309	Discover Financial Services	1,177,937
14,080	E*TRADE Financial Corp.*	118,554
17,592	Equity Residential (REIT)	976,532
5,108	Federated Investors, Inc., Class B	101,394
50,546	Fifth Third Bancorp	739,993
13,704	First Horizon National Corp.	129,640
7,615	Franklin Resources, Inc.	1,005,332
27,014	Genworth Financial, Inc., Class A*	160,733
24,778	Goldman Sachs Group, Inc. (The)	2,918,601
23,999	Hartford Financial Services Group, Inc.	508,299
24,820	HCP, Inc. (REIT)	1,118,141
14,017	Health Care REIT, Inc. (REIT)	825,461
39,689	Host Hotels & Resorts, Inc. (REIT)	583,031
26,154	Hudson City Bancorp, Inc.	210,801
47,236	Huntington Bancshares, Inc./OH	290,501
4,046	IntercontinentalExchange, Inc.*	534,679
24,482	Invesco Ltd.	611,805
208,950	JPMorgan Chase & Co.	8,583,666
51,888	KeyCorp	419,255
22,403	Kimco Realty Corp. (REIT)	431,482
6,622	Legg Mason, Inc.	169,060
10,937	Leucadia National Corp.	242,255
15,303	Lincoln National Corp.	377,984
17,204	Loews Corp.	703,300
6,632	M&T Bank Corp.	648,145
29,957	Marsh & McLennan Cos., Inc.	1,055,086
58,446	MetLife, Inc.	1,939,823
10,619	Moody’s Corp.	515,871
76,126	Morgan Stanley	1,284,246
6,541	NASDAQ OMX Group, Inc. (The)	158,488
12,087	Northern Trust Corp.	580,418

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
13,550		NYSE Euronext	$316,392
19,302		People’s United Financial, Inc.	235,291
8,949		Plum Creek Timber Co., Inc. (REIT)	383,465
29,148		PNC Financial Services Group, Inc.	1,636,369
15,259		Principal Financial Group, Inc.	414,282
30,840		Progressive Corp. (The)	655,350
25,342		Prologis, Inc. (REIT)	860,107
25,615		Prudential Financial, Inc.	1,335,054
7,939		Public Storage (REIT)	1,116,541
77,726		Regions Financial Corp.	518,432
16,686		Simon Property Group, Inc. (REIT)	2,538,441
25,830		SLM Corp.	427,487
26,413		State Street Corp.	1,173,794
29,645		SunTrust Banks, Inc.	804,862
13,919		T. Rowe Price Group, Inc.	900,142
5,278		Torchmark Corp.	274,403
21,174		Travelers Cos., Inc. (The)	1,499,543
104,296		U.S. Bancorp	3,364,589
15,408		Unum Group	314,169
16,259		Ventas, Inc. (REIT)	1,034,885
9,296		Vornado Realty Trust (REIT)	710,493
270,255		Wells Fargo & Co.	8,921,118
29,604		Weyerhaeuser Co. (REIT)	815,886
16,812		XL Group plc	409,036
10,175		Zions Bancorp.	204,212
			104,386,096
		Health Care — 7.0%

86,293		Abbott Laboratories	5,609,045
18,370		Aetna, Inc.	793,400
19,148		Agilent Technologies, Inc.	733,177
10,677		Alexion Pharmaceuticals, Inc.*	1,025,206
16,983		Allergan, Inc.	1,575,173
13,858		AmerisourceBergen Corp.	585,085
42,461		Amgen, Inc.	3,770,537
30,123		Baxter International, Inc.	1,996,251
10,956		Becton, Dickinson and Co.	839,997
12,954		Biogen Idec, Inc.*	1,931,312
78,084		Boston Scientific Corp.*	432,585
92,352		Bristol-Myers Squibb Co.	3,013,446
4,329		C.R. Bard, Inc.	428,614
18,809		Cardinal Health, Inc.	760,824
12,171		CareFusion Corp.*	339,814
23,729		Celgene Corp.*	1,864,862
8,005		Cerner Corp.*	618,146
15,856		Cigna Corp.	828,793
7,369		Coventry Health Care, Inc.	321,878
26,383		Covidien plc	1,533,116
4,637		DaVita HealthCare Partners, Inc.*	500,796
7,790		DENTSPLY International, Inc.	309,263
6,389		Edwards Lifesciences Corp.*	554,374
56,169		Eli Lilly & Co.	2,754,528
44,647		Express Scripts Holding Co.*	2,404,241
12,818		Forest Laboratories, Inc.*	454,526
41,682		Gilead Sciences, Inc.*	3,126,150
9,076		Hospira, Inc.*	270,465
8,873		Humana, Inc.	580,383
2,180		Intuitive Surgical, Inc.*	1,153,220
151,644		Johnson & Johnson	10,574,136
5,224		Laboratory Corp. of America Holdings*	441,898
9,644		Life Technologies Corp.*	475,931
13,022		McKesson Corp.	1,230,188
56,064		Medtronic, Inc.	2,360,855
167,600		Merck & Co., Inc.	7,424,680
22,342		Mylan, Inc.*	607,256
4,629		Patterson Cos., Inc.	157,849
6,277		PerkinElmer, Inc.	198,667
4,790		Perrigo Co.	495,765
410,905		Pfizer, Inc.	10,280,843
8,798		Quest Diagnostics, Inc.	508,348
17,251		St. Jude Medical, Inc.	591,364
15,910		Stryker Corp.	861,686
5,760		Tenet Healthcare Corp.*	166,810
20,083		Thermo Fisher Scientific, Inc.	1,276,275
56,819		UnitedHealth Group, Inc.	3,090,385
6,043		Varian Medical Systems, Inc.*	417,934
4,775		Waters Corp.*	403,726
6,967		Watson Pharmaceuticals, Inc.*	613,166
16,693		WellPoint, Inc.	933,139
9,602		Zimmer Holdings, Inc.	633,444
			84,853,552
		Industrials — 5.8%

35,042		3M Co.	3,187,070
—	#	ACCO Brands Corp.*	3
12,688		ADT Corp. (The)*	582,379
5,611		Avery Dennison Corp.	187,688
37,258		Boeing Co. (The)	2,767,524
8,946		C.H. Robinson Worldwide, Inc.	552,326
35,986		Caterpillar, Inc.	3,067,447
5,861		Cintas Corp.	242,880
57,232		CSX Corp.	1,130,904
9,731		Cummins, Inc.	955,195
32,136		Danaher Corp.	1,734,380
21,565		Deere & Co.	1,812,538
10,042		Dover Corp.	638,571
2,443		Dun & Bradstreet Corp. (The)	193,437
25,368		Eaton Corp.	1,323,195
40,028		Emerson Electric Co.	2,010,606
6,608		Equifax, Inc.	338,594
11,550		Expeditors International of Washington, Inc.	432,201
14,846		Fastenal Co.	620,711
16,068		FedEx Corp.	1,438,568
2,787		Flowserve Corp.	386,139
9,190		Fluor Corp.	487,805
18,231		General Dynamics Corp.	1,212,362
580,968		General Electric Co.	12,275,854
42,934		Honeywell International, Inc.	2,633,142
23,723		Illinois Tool Works, Inc.	1,460,625
15,783		Ingersoll-Rand plc	769,895
9,790		Iron Mountain, Inc.	309,364
7,155		Jacobs Engineering Group, Inc.*	292,926
5,847		Joy Global, Inc.	333,221
5,261		L-3 Communications Holdings, Inc.	404,308
14,837		Lockheed Martin Corp.	1,384,292
19,621		Masco Corp.	332,772
17,552		Norfolk Southern Corp.	1,059,790
13,634		Northrop Grumman Corp.	909,388
19,409		PACCAR, Inc.	852,831
6,334		Pall Corp.	376,746
8,223		Parker Hannifin Corp.	675,519
11,545		Pentair Ltd.	559,817
11,022		Pitney Bowes, Inc.	123,336
7,996		Precision Castparts Corp.	1,466,386

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,773	Quanta Services, Inc.*	$304,450
9,908	R.R. Donnelley & Sons Co.	93,135
18,254	Raytheon Co.	1,042,851
16,466	Republic Services, Inc.	468,787
7,791	Robert Half International, Inc.	220,174
7,776	Rockwell Automation, Inc.	616,170
7,811	Rockwell Collins, Inc.	446,633
5,413	Roper Industries, Inc.	603,712
2,786	Ryder System, Inc.	131,137
3,249	Snap-on, Inc.	258,101
40,875	Southwest Airlines Co.	389,539
9,241	Stanley Black & Decker, Inc.	664,520
4,727	Stericycle, Inc.*	441,833
15,469	Textron, Inc.	363,367
25,283	Tyco International Ltd.	717,279
26,031	Union Pacific Corp.	3,196,086
39,564	United Parcel Service, Inc., Class B	2,892,524
46,174	United Technologies Corp.	3,698,999
3,269	W.W. Grainger, Inc.	634,251
23,987	Waste Management, Inc.	781,257
10,194	Xylem, Inc.	265,961
		69,753,501
	Information Technology — 11.1%

34,901	Accenture plc, Class A	2,370,476
27,035	Adobe Systems, Inc.*	935,681
33,087	Advanced Micro Devices, Inc.*	72,791
9,744	Akamai Technologies, Inc.*	356,825
17,591	Altera Corp.	569,773
8,854	Amphenol Corp., Class A	548,240
16,463	Analog Devices, Inc.	668,398
51,523	Apple, Inc.	30,155,381
68,049	Applied Materials, Inc.	730,166
12,523	Autodesk, Inc.*	414,887
26,708	Automatic Data Processing, Inc.	1,515,946
8,074	BMC Software, Inc.*	330,711
28,270	Broadcom Corp., Class A*	915,383
18,817	CA, Inc.	416,985
291,051	Cisco Systems, Inc.	5,503,774
10,329	Citrix Systems, Inc.*	631,722
16,442	Cognizant Technology Solutions Corp., Class A*	1,105,396
8,545	Computer Sciences Corp.	325,223
81,931	Corning, Inc.	1,002,016
80,177	Dell, Inc.	772,906
63,833	eBay, Inc.*	3,371,659
17,525	Electronic Arts, Inc.*	259,545
115,438	EMC Corp.*	2,865,171
4,304	F5 Networks, Inc.*	403,199
13,723	Fidelity National Information Services, Inc.	495,400
3,273	First Solar, Inc.*	88,338
7,480	Fiserv, Inc.*	575,885
8,308	FLIR Systems, Inc.	169,483
14,571	Google, Inc., Class A*	10,175,949
6,172	Harris Corp.	290,886
108,168	Hewlett-Packard Co.	1,405,102
275,194	Intel Corp.	5,385,547
59,145	International Business Machines Corp.	11,241,690
15,214	Intuit, Inc.	911,471
10,330	Jabil Circuit, Inc.	196,270
12,781	JDS Uniphase Corp.*	155,034
28,994	Juniper Networks, Inc.*	521,312
9,156	KLA-Tencor Corp.	416,323
10,014	Lam Research Corp.*	351,692
12,708	Linear Technology Corp.	421,779
30,685	LSI Corp.*	206,817
5,848	Mastercard, Inc., Class A	2,857,801
10,636	Microchip Technology, Inc.	323,547
55,922	Micron Technology, Inc.*	334,414
415,096	Microsoft Corp.	11,049,856
7,580	Molex, Inc.	199,960
15,762	Motorola Solutions, Inc.	858,241
19,971	NetApp, Inc.*	633,280
34,057	NVIDIA Corp.	408,003
209,545	Oracle Corp.	6,726,395
17,752	Paychex, Inc.	577,650
93,755	QUALCOMM, Inc.	5,964,693
10,672	Red Hat, Inc.*	527,197
15,621	SAIC, Inc.	180,110
7,031	Salesforce.com, Inc.*	1,108,578
13,324	SanDisk Corp.*	520,968
19,412	Seagate Technology plc	487,241
38,633	Symantec Corp.*	724,755
23,480	TE Connectivity Ltd.	826,261
9,268	Teradata Corp.*	551,261
10,301	Teradyne, Inc.*	161,108
62,555	Texas Instruments, Inc.	1,843,496
8,874	Total System Services, Inc.	194,784
8,596	VeriSign, Inc.*	293,381
28,728	Visa, Inc., Class A	4,300,869
12,209	Western Digital Corp.	408,269
33,125	Western Union Co. (The)	417,706
71,921	Xerox Corp.	489,782
14,374	Xilinx, Inc.	498,059
57,366	Yahoo!, Inc.*	1,076,760
		133,795,657
	Materials — 2.0%

11,626	Air Products & Chemicals, Inc.	964,260
3,857	Airgas, Inc.	341,615
58,690	Alcoa, Inc.	493,583
5,923	Allegheny Technologies, Inc.	155,064
8,511	Ball Corp.	380,357
5,711	Bemis Co., Inc.	191,890
3,420	CF Industries Holdings, Inc.	731,983
7,840	Cliffs Natural Resources, Inc.	225,400
65,900	Dow Chemical Co. (The)	1,989,521
51,172	E.I. du Pont de Nemours & Co.	2,207,560
8,428	Eastman Chemical Co.	512,844
14,494	Ecolab, Inc.	1,044,728
7,559	FMC Corp.	419,222
52,198	Freeport-McMoRan Copper & Gold, Inc.	2,036,244
4,522	International Flavors & Fragrances, Inc.	294,066
24,052	International Paper Co.	893,291
18,628	LyondellBasell Industries N.V., Class A	926,370
9,538	MeadWestvaco Corp.	294,820
29,343	Monsanto Co.	2,687,525
15,210	Mosaic Co. (The)	822,253
27,341	Newmont Mining Corp.	1,287,488
17,458	Nucor Corp.	718,920
9,073	Owens-Illinois, Inc.*	181,732
8,407	PPG Industries, Inc.	1,044,738
16,411	Praxair, Inc.	1,759,423
9,659	Sealed Air Corp.	162,464
4,642	Sherwin-Williams Co. (The)	707,998

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,663	Sigma-Aldrich Corp.	$483,201
4,004	Titanium Metals Corp.	66,546
7,950	United States Steel Corp.	171,402
7,135	Vulcan Materials Co.	377,013
		24,573,521
	Telecommunication Services — 1.8%

317,407	AT&T, Inc.	10,833,101
34,231	CenturyLink, Inc.	1,329,532
16,142	Crown Castle International Corp.*	1,089,908
54,945	Frontier Communications Corp.	264,286
17,373	MetroPCS Communications, Inc.*	185,022
165,052	Sprint Nextel Corp.*	945,748
156,712	Verizon Communications, Inc.	6,914,133
32,288	Windstream Corp.	270,573
		21,832,303
	Utilities — 2.0%

34,146	AES Corp. (The)	364,338
6,479	AGL Resources, Inc.	252,551
13,309	Ameren Corp.	398,871
26,732	American Electric Power Co., Inc.	1,140,120
23,538	CenterPoint Energy, Inc.	464,405
14,528	CMS Energy Corp.	354,919
16,134	Consolidated Edison, Inc.	900,116
31,566	Dominion Resources, Inc.	1,613,338
9,441	DTE Energy Co.	571,936
38,751	Duke Energy Corp.	2,473,089
17,914	Edison International	814,729
9,745	Entergy Corp.	619,197
46,988	Exelon Corp.	1,419,977
23,018	FirstEnergy Corp.	977,344
4,326	Integrys Energy Group, Inc.	230,013
23,255	NextEra Energy, Inc.	1,597,851
15,616	NiSource, Inc.	377,439
17,242	Northeast Utilities	667,955
12,496	NRG Energy, Inc.	263,666
11,257	ONEOK, Inc.	505,101
12,615	Pepco Holdings, Inc.	249,020
23,466	PG&E Corp.	960,933
6,051	Pinnacle West Capital Corp.	311,384
31,951	PPL Corp.	937,762
27,817	Public Service Enterprise Group, Inc.	837,013
7,229	SCANA Corp.	334,992
12,328	Sempra Energy	843,482
48,125	Southern Co. (The)	2,095,844
11,234	TECO Energy, Inc.	188,843
12,637	Wisconsin Energy Corp.	474,267
26,876	Xcel Energy, Inc.	726,996
		23,967,491

	Total Common Stocks (Cost $750,205,138)	697,246,136

Principal Amount
	U.S. Government & Agency Securities (a) — 21.9%
	Federal Home Loan Bank
$124,180,142	0.00%, due 12/03/12	124,180,142
	U.S. Treasury Bills
$125,000,000	0.00%, due 02/07/13	124,974,122
15,000,000	0.00%, due 04/04/13	14,994,343
	Total U.S. Government & Agency Securities (Cost $264,148,607)	264,148,607

	Repurchase Agreements (a)(b) — 17.1%
206,904,795	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $206,908,344	206,904,795
	Total Repurchase Agreements (Cost $206,904,795)	206,904,795

	Total Investment Securities (Cost $1,221,258,540) — 96.8%	1,168,299,538
	Other assets less liabilities — 3.2%	38,610,542
	Net Assets — 100.0%	$1,206,910,080

*	Non-income producing security.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $247,243,943.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,235,492
Aggregate gross unrealized depreciation	(66,540,499)
Net unrealized depreciation	$(53,305,007)
Federal income tax cost of investments	$1,221,604,545

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	3,140	12/21/12	$221,958,750	$912,447

Cash collateral in the amount of $11,939,851 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$790,794,480	$(3,470,181)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	4,214,317	(25,965)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	100,933,383	(1,209,529)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	24,487,682	(153,933)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	76,014,047	(472,481)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	123,534,370	3,535,538

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	348,370,326	23,341,758

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	26,421,101	(163,745)

		$21,381,462

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra MidCap400

Shares		Value
	Common Stocks (a) — 43.7%
	Consumer Discretionary — 6.0%

15,793	Aaron’s, Inc.	$453,259
16,427	Advance Auto Parts, Inc.	1,201,635
18,206	Aeropostale, Inc.*	251,425
12,849	AMC Networks, Inc., Class A*	677,913
40,079	American Eagle Outfitters, Inc.	849,675
10,603	Ann, Inc.*	355,731
27,595	Ascena Retail Group, Inc.*	554,659
9,285	Bally Technologies, Inc.*	419,125
8,462	Barnes & Noble, Inc.*	121,430
6,288	Bob Evans Farms, Inc.	236,995
16,560	Brinker International, Inc.	495,972
10,328	Cabela’s, Inc.*	493,369
11,365	Carter’s, Inc.*	602,800
11,184	Cheesecake Factory, Inc. (The)	382,381
37,187	Chico’s FAS, Inc.	693,537
22,904	Cinemark Holdings, Inc.	622,989
8,301	Deckers Outdoor Corp.*	317,845
12,929	DeVry, Inc.	337,059
21,758	Dick’s Sporting Goods, Inc.	1,142,513
16,054	DreamWorks Animation SKG, Inc., Class A*	275,005
33,832	Foot Locker, Inc.	1,212,539
32,385	Gentex Corp.	574,834
13,734	Guess?, Inc.	355,299
21,866	Hanesbrands, Inc.*	789,363
8,354	HSN, Inc.	441,843
5,719	International Speedway Corp., Class A	153,441
3,499	ITT Educational Services, Inc.*	63,437
16,817	Jarden Corp.	889,787
10,492	John Wiley & Sons, Inc., Class A	448,008
17,143	KB Home	246,173
12,340	Lamar Advertising Co., Class A*	484,592
8,965	Life Time Fitness, Inc.*	421,893
66,374	LKQ Corp.*	1,454,918
6,261	Matthews International Corp., Class A	189,395
8,602	MDC Holdings, Inc.	303,134
8,074	Meredith Corp.	251,747
12,984	Mohawk Industries, Inc.*	1,116,494
27,238	New York Times Co. (The), Class A*	220,900
1,030	NVR, Inc.*	926,835
63,883	Office Depot, Inc.*	214,647
6,309	Panera Bread Co., Class A*	1,012,594
14,268	Polaris Industries, Inc.	1,210,069
15,806	PVH Corp.	1,811,209
12,861	Regis Corp.	211,821
13,227	Rent-A-Center, Inc.	459,770
22,920	Saks, Inc.*	240,660
5,866	Scholastic Corp.	164,600
12,710	Scientific Games Corp., Class A*	105,874
48,141	Service Corp. International	670,604
18,121	Signet Jewelers Ltd.	974,004
15,181	Sotheby’s	438,124
2,660	Strayer Education, Inc.	139,198
13,339	Tempur-Pedic International, Inc.*	355,484
9,835	Thor Industries, Inc.	371,173
33,536	Toll Brothers, Inc.*	1,067,786
15,880	Tractor Supply Co.	1,423,166
12,482	Tupperware Brands Corp.	809,458
17,317	Under Armour, Inc., Class A*	897,540
8,910	Valassis Communications, Inc.*	231,482
9,156	Warnaco Group, Inc. (The)*	658,225
63,024	Wendy’s Co. (The)	293,692
19,404	Williams-Sonoma, Inc.	878,225
12,198	WMS Industries, Inc.*	206,146
		35,875,500
	Consumer Staples — 1.6%

31,189	Church & Dwight Co., Inc.	1,688,884
14,429	Energizer Holdings, Inc.	1,150,857
25,790	Flowers Foods, Inc.	607,097
28,920	Green Mountain Coffee Roasters, Inc.*	1,060,497
11,044	Harris Teeter Supermarkets, Inc.	419,562
26,613	Hillshire Brands Co. (The)	741,172
17,067	Ingredion, Inc.	1,108,502
4,341	Lancaster Colony Corp.	328,787
7,314	Post Holdings, Inc.*	251,894
12,330	Ralcorp Holdings, Inc.*	1,099,096
30,139	Smithfield Foods, Inc.*	674,210
47,872	SUPERVALU, Inc.	113,935
4,613	Tootsie Roll Industries, Inc.	125,381
5,236	Universal Corp.	261,276
		9,631,150
	Energy — 2.6%

49,364	Alpha Natural Resources, Inc.*	369,243
47,552	Arch Coal, Inc.	319,549
12,739	Atwood Oceanics, Inc.*	585,994
10,792	Bill Barrett Corp.*	187,565
4,396	CARBO Ceramics, Inc.	336,602
19,263	Cimarex Energy Co.	1,158,092
16,950	Dresser-Rand Group, Inc.*	895,130
8,149	Dril-Quip, Inc.*	573,445
16,159	Energen Corp.	719,560
26,485	Forest Oil Corp.*	168,709
21,926	Helix Energy Solutions Group, Inc.*	383,924
45,601	HollyFrontier Corp.	2,067,093
13,255	Northern Oil and Gas, Inc.*	208,104
24,174	Oceaneering International, Inc.	1,273,486
12,261	Oil States International, Inc.*	867,098
33,997	Patterson-UTI Energy, Inc.	603,787
28,898	Plains Exploration & Production Co.*	1,031,659
26,738	Quicksilver Resources, Inc.*	84,759
11,847	Rosetta Resources, Inc.*	532,404
14,596	SM Energy Co.	725,275
35,204	Superior Energy Services, Inc.*	714,993
11,163	Tidewater, Inc.	500,772
9,689	Unit Corp.*	435,230
16,144	World Fuel Services Corp.	628,809
		15,371,282
	Financials — 9.5%

11,502	Affiliated Managers Group, Inc.*	1,482,263
9,500	Alexander & Baldwin, Inc.*	283,670
14,063	Alexandria Real Estate Equities, Inc. (REIT)	955,159
3,792	Alleghany Corp.*	1,330,992
23,070	American Campus Communities, Inc. (REIT)	1,010,466
17,664	American Financial Group, Inc./OH	700,378
45,452	Apollo Investment Corp.	369,070
27,101	Arthur J. Gallagher & Co.	989,729
15,985	Aspen Insurance Holdings Ltd.	500,330
38,450	Associated Banc-Corp	494,082

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
18,301	Astoria Financial Corp.	$170,748
18,617	BancorpSouth, Inc.	246,303
10,125	Bank of Hawaii Corp.	440,134
34,540	BioMed Realty Trust, Inc. (REIT)	665,586
17,204	BRE Properties, Inc. (REIT)	836,975
26,321	Brown & Brown, Inc.	706,456
18,724	Camden Property Trust (REIT)	1,230,167
16,401	Cathay General Bancorp	293,578
19,551	CBOE Holdings, Inc.	586,139
10,562	City National Corp./CA	514,264
17,521	Commerce Bancshares, Inc./MO	626,914
17,831	Corporate Office Properties Trust (REIT)	440,069
13,756	Cullen/Frost Bankers, Inc.	751,215
60,419	Duke Realty Corp. (REIT)	815,657
31,797	East West Bancorp, Inc.	672,507
25,805	Eaton Vance Corp.	822,663
13,790	Equity One, Inc. (REIT)	285,039
8,158	Essex Property Trust, Inc. (REIT)	1,146,117
11,610	Everest Re Group Ltd.	1,259,337
14,362	Federal Realty Investment Trust (REIT)	1,494,222
47,221	Fidelity National Financial, Inc., Class A	1,143,220
23,828	First American Financial Corp.	567,106
78,999	First Niagara Financial Group, Inc.	595,652
24,564	FirstMerit Corp.	345,861
44,893	Fulton Financial Corp.	436,809
5,994	Greenhill & Co., Inc.	284,835
18,994	Hancock Holding Co.	596,791
10,042	Hanover Insurance Group, Inc. (The)	367,035
22,560	HCC Insurance Holdings, Inc.	832,013
17,042	Highwoods Properties, Inc. (REIT)	549,434
11,177	Home Properties, Inc. (REIT)	658,214
27,680	Hospitality Properties Trust (REIT)	628,336
12,199	International Bancshares Corp.	220,802
41,966	Janus Capital Group, Inc.	344,121
28,697	Jefferies Group, Inc.	486,701
9,865	Jones Lang LaSalle, Inc.	809,029
12,224	Kemper Corp.	361,953
26,334	Liberty Property Trust (REIT)	917,213
29,823	Macerich Co. (The) (REIT)	1,685,000
18,692	Mack-Cali Realty Corp. (REIT)	472,534
8,120	Mercury General Corp.	337,954
27,286	MSCI, Inc.*	791,294
24,237	National Retail Properties, Inc. (REIT)	744,561
98,372	New York Community Bancorp, Inc.	1,279,820
54,053	Old Republic International Corp.	567,016
24,345	Omega Healthcare Investors, Inc. (REIT)	557,987
9,038	Potlatch Corp. (REIT)	352,030
9,795	Prosperity Bancshares, Inc.	402,868
17,933	Protective Life Corp.	486,881
25,043	Raymond James Financial, Inc.	945,373
27,504	Rayonier, Inc. (REIT)	1,370,799
29,895	Realty Income Corp. (REIT)	1,216,129
20,147	Regency Centers Corp. (REIT)	943,887
16,514	Reinsurance Group of America, Inc.	845,517
30,327	SEI Investments Co.	667,497
39,534	Senior Housing Properties Trust (REIT)	883,585
10,498	Signature Bank/NY*	736,540
20,195	SL Green Realty Corp. (REIT)	1,522,299
9,884	StanCorp Financial Group, Inc.	336,155
9,949	SVB Financial Group*	549,384
176,212	Synovus Financial Corp.	417,622
13,821	Taubman Centers, Inc. (REIT)	1,070,713
36,501	TCF Financial Corp.	433,632
14,511	Trustmark Corp.	322,434
56,052	UDR, Inc. (REIT)	1,289,757
44,231	Valley National Bancorp	421,964
24,884	W. R. Berkley Corp.	989,139
19,227	Waddell & Reed Financial, Inc., Class A	624,685
23,857	Washington Federal, Inc.	383,382
16,145	Webster Financial Corp.	336,139
24,991	Weingarten Realty Investors (REIT)	679,255
6,175	Westamerica Bancorp.	262,808
		57,191,994
	Health Care — 4.4%

38,375	Allscripts Healthcare Solutions, Inc.*	426,730
10,928	AMERIGROUP Corp.*	1,003,409
4,501	Bio-Rad Laboratories, Inc., Class A*	470,310
10,917	Charles River Laboratories International, Inc.*	418,885
20,378	Community Health Systems, Inc.*	600,336
10,729	Cooper Cos., Inc. (The)	1,018,611
12,341	Covance, Inc.*	703,560
26,187	Endo Health Solutions, Inc.*	750,519
57,431	Health Management Associates, Inc., Class A*	456,576
18,255	Health Net, Inc.*	429,905
19,832	Henry Schein, Inc.*	1,601,831
13,927	Hill-Rom Holdings, Inc.	389,399
19,341	HMS Holdings Corp.*	448,131
59,299	Hologic, Inc.*	1,131,425
12,330	IDEXX Laboratories, Inc.*	1,152,485
10,953	LifePoint Hospitals, Inc.*	394,089
11,652	Masimo Corp.	241,429
13,387	Medicis Pharmaceutical Corp., Class A	578,988
11,137	MEDNAX, Inc.*	879,823
6,950	Mettler-Toledo International, Inc.*	1,300,276
24,989	Omnicare, Inc.	905,601
14,227	Owens & Minor, Inc.	389,535
16,784	Regeneron Pharmaceuticals, Inc.*	2,963,215
31,819	ResMed, Inc.	1,307,443
13,014	STERIS Corp.	444,688
7,754	Techne Corp.	549,759
9,155	Teleflex, Inc.	633,526
13,178	Thoratec Corp.*	490,222
10,775	United Therapeutics Corp.*	566,226
19,754	Universal Health Services, Inc., Class B	890,313
19,662	VCA Antech, Inc.*	408,576
48,345	Vertex Pharmaceuticals, Inc.*	1,923,648
9,654	WellCare Health Plans, Inc.*	465,999
		26,335,468

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Industrials — 7.4%

9,489	Acuity Brands, Inc.	$627,697
25,331	AECOM Technology Corp.*	572,227
21,781	AGCO Corp.*	1,005,193
15,793	Alaska Air Group, Inc.*	675,151
7,317	Alliant Techsystems, Inc.	439,020
54,334	AMETEK, Inc.	2,028,288
23,293	B/E Aerospace, Inc.*	1,103,156
10,693	Brink’s Co. (The)	293,630
14,020	Carlisle Cos., Inc.	794,513
11,228	CLARCOR, Inc.	520,755
11,833	Clean Harbors, Inc.*	677,794
12,532	Con-way, Inc.	352,024
24,216	Copart, Inc.*	731,565
7,512	Corporate Executive Board Co. (The)	321,514
22,413	Corrections Corp. of America	759,801
10,791	Crane Co.	457,970
11,325	Deluxe Corp.	326,160
30,693	Donaldson Co., Inc.	1,030,671
6,913	Esterline Technologies Corp.*	422,661
41,853	Exelis, Inc.	472,939
36,000	Fortune Brands Home & Security, Inc.*	1,079,640
9,419	FTI Consulting, Inc.*	291,141
10,971	Gardner Denver, Inc.	766,324
10,508	GATX Corp.	442,702
11,150	General Cable Corp.*	320,116
9,714	Genesee & Wyoming, Inc., Class A*	708,636
13,557	Graco, Inc.	669,851
7,978	Granite Construction, Inc.	244,127
18,054	Harsco Corp.	363,788
13,059	Herman Miller, Inc.	275,806
10,155	HNI Corp.	302,416
11,966	Hubbell, Inc., Class B	1,008,136
11,092	Huntington Ingalls Industries, Inc.	453,108
18,678	IDEX Corp.	839,576
20,700	ITT Corp.	463,059
20,277	J.B. Hunt Transport Services, Inc.	1,205,468
50,943	JetBlue Airways Corp.*	261,847
24,644	Kansas City Southern	1,925,929
33,005	KBR, Inc.	917,539
17,947	Kennametal, Inc.	684,140
12,515	Kirby Corp.*	724,368
10,450	Landstar System, Inc.	528,457
10,401	Lennox International, Inc.	546,989
18,712	Lincoln Electric Holdings, Inc.	889,007
17,771	Manpower, Inc.	683,117
9,500	Matson, Inc.	218,500
6,957	Mine Safety Appliances Co.	269,097
10,400	MSC Industrial Direct Co., Inc., Class A	755,664
12,638	Nordson Corp.	773,319
20,531	Oshkosh Corp.*	602,585
9,338	Regal-Beloit Corp.	651,326
14,726	Rollins, Inc.	335,311
14,784	Shaw Group, Inc. (The)*	664,245
11,365	SPX Corp.	774,184
24,755	Terex Corp.*	598,823
18,099	Timken Co.	815,360
12,816	Towers Watson & Co., Class A	677,710
17,698	Trinity Industries, Inc.	562,265
11,183	Triumph Group, Inc.	733,717
20,768	United Rentals, Inc.*	862,495
17,218	URS Corp.	648,774
23,243	UTi Worldwide, Inc.	328,191
5,244	Valmont Industries, Inc.	732,377
27,602	Waste Connections, Inc.	908,658
6,643	Watsco, Inc.	476,237
9,959	Werner Enterprises, Inc.	216,011
10,728	Westinghouse Air Brake Technologies Corp.	907,803
13,550	Woodward, Inc.	495,524
		44,216,192
	Information Technology — 6.7%

8,785	ACI Worldwide, Inc.*	378,721
16,807	Acxiom Corp.*	297,316
14,173	ADTRAN, Inc.	278,358
7,148	Advent Software, Inc.*	159,114
11,180	Alliance Data Systems Corp.*	1,593,038
20,684	ANSYS, Inc.*	1,371,970
18,755	AOL, Inc.*	703,688
24,375	Arrow Electronics, Inc.*	908,212
98,601	Atmel Corp.*	551,180
31,664	Avnet, Inc.*	927,439
27,980	Broadridge Financial Solutions, Inc.	660,608
61,584	Cadence Design Systems, Inc.*	783,964
22,447	Ciena Corp.*	334,011
48,290	Compuware Corp.*	451,511
10,101	Concur Technologies, Inc.*	663,737
25,188	Convergys Corp.	393,185
21,844	CoreLogic, Inc.*	564,449
25,978	Cree, Inc.*	839,349
30,616	Cypress Semiconductor Corp.*	310,752
14,161	Diebold, Inc.	423,555
6,869	DST Systems, Inc.	395,929
10,793	Equinix, Inc.*	2,004,908
9,165	FactSet Research Systems, Inc.	846,754
7,582	Fair Isaac Corp.	324,661
28,370	Fairchild Semiconductor International, Inc.*	378,456
20,929	Gartner, Inc.*	1,002,080
17,677	Global Payments, Inc.	776,197
24,315	Informatica Corp.*	653,344
33,623	Ingram Micro, Inc., Class A*	544,693
32,136	Integrated Device Technology, Inc.*	201,493
9,551	InterDigital, Inc.	407,637
15,531	International Rectifier Corp.*	265,269
28,583	Intersil Corp., Class A	203,797
8,853	Itron, Inc.*	387,761
19,300	Jack Henry & Associates, Inc.	750,191
18,972	Lender Processing Services, Inc.	471,454
14,466	Lexmark International, Inc., Class A	351,958
5,296	Mantech International Corp., Class A	132,294
51,734	MEMC Electronic Materials, Inc.*	151,581
20,939	Mentor Graphics Corp.*	312,619
17,969	MICROS Systems, Inc.*	780,933
26,496	Monster Worldwide, Inc.*	144,138
21,077	National Instruments Corp.	512,593
35,643	NCR Corp.*	852,937
14,878	NeuStar, Inc., Class A*	598,096
26,595	Parametric Technology Corp.*	538,283
9,471	Plantronics, Inc.	318,510

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
39,615	Polycom, Inc.*	$414,373
21,119	QLogic Corp.*	200,208
24,302	Rackspace Hosting, Inc.*	1,679,754
61,991	RF Micro Devices, Inc.*	267,801
34,560	Riverbed Technology, Inc.*	618,624
23,180	Rovi Corp.*	355,581
14,772	Semtech Corp.*	404,014
8,608	Silicon Laboratories, Inc.*	359,987
42,752	Skyworks Solutions, Inc.*	968,333
13,631	SolarWinds, Inc.*	763,745
15,668	Solera Holdings, Inc.	810,976
33,408	Synopsys, Inc.*	1,095,782
8,458	Tech Data Corp.*	373,590
77,361	Tellabs, Inc.	275,405
34,494	TIBCO Software, Inc.*	864,075
28,159	Trimble Navigation Ltd.*	1,566,767
15,814	ValueClick, Inc.*	298,410
24,153	VeriFone Systems, Inc.*	734,010
29,529	Vishay Intertechnology, Inc.*	286,431
8,662	WEX, Inc.*	623,318
11,577	Zebra Technologies Corp., Class A*	450,924
		40,314,831
	Materials — 3.1%

20,047	Albemarle Corp.	1,198,610
14,919	Aptargroup, Inc.	711,189
16,364	Ashland, Inc.	1,160,535
13,329	Cabot Corp.	502,903
9,897	Carpenter Technology Corp.	479,609
26,037	Commercial Metals Co.	352,801
7,417	Compass Minerals International, Inc.	566,659
10,319	Cytec Industries, Inc.	708,296
8,044	Domtar Corp.	644,405
6,794	Greif, Inc., Class A	278,758
11,966	Intrepid Potash, Inc.*	254,637
30,845	Louisiana-Pacific Corp.*	537,320
10,271	Martin Marietta Materials, Inc.	924,390
3,954	Minerals Technologies, Inc.	292,596
2,403	NewMarket Corp.	637,636
17,923	Olin Corp.	371,544
21,987	Packaging Corp. of America	801,206
16,864	Reliance Steel & Aluminum Co.	951,130
15,853	Rock-Tenn Co., Class A	1,031,079
14,367	Royal Gold, Inc.	1,160,279
29,547	RPM International, Inc.	857,158
8,631	Scotts Miracle-Gro Co. (The), Class A	357,841
11,180	Sensient Technologies Corp.	404,716
11,045	Silgan Holdings, Inc.	491,282
22,546	Sonoco Products Co.	677,958
49,099	Steel Dynamics, Inc.	634,359
18,913	Valspar Corp.	1,187,358
11,654	Worthington Industries, Inc.	274,568
		18,450,822
	Telecommunication Services — 0.2%

22,633	Telephone & Data Systems, Inc.	520,786
33,838	tw telecom, inc.*	869,298
		1,390,084
	Utilities — 2.2%

24,863	Alliant Energy Corp.	1,114,360
31,303	Aqua America, Inc.	799,479
20,201	Atmos Energy Corp.	707,237
9,899	Black Hills Corp.	353,295
13,602	Cleco Corp.	548,024
34,303	Great Plains Energy, Inc.	694,636
21,748	Hawaiian Electric Industries, Inc.	541,743
11,235	IDACORP, Inc.	479,847
42,302	MDU Resources Group, Inc.	876,497
18,662	National Fuel Gas Co.	971,917
52,869	NV Energy, Inc.	969,089
22,101	OGE Energy Corp.	1,262,630
17,844	PNM Resources, Inc.	377,044
39,360	Questar Corp.	772,243
25,196	UGI Corp.	837,011
18,384	Vectren Corp.	537,732
28,299	Westar Energy, Inc.	812,181
11,553	WGL Holdings, Inc.	451,260
		13,106,225

	Total Common Stocks (Cost $261,839,175)	261,883,548

Principal Amount
	U.S. Government & Agency Securities (a) — 25.6%
	Federal Home Loan Bank
$77,816,545	0.00%, due 12/03/12	77,816,545
	U.S. Treasury Bill
75,000,000	0.00%, due 04/04/13	74,977,396
	Total U.S. Government & Agency Securities (Cost $152,793,941)	152,793,941

	Repurchase Agreements (a)(b) — 23.8%
142,042,145	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $142,044,579	142,042,145
	Total Repurchase Agreements (Cost $142,042,145)	142,042,145

	Total Investment Securities (Cost $556,675,261) — 93.1%	556,719,634
	Other assets less liabilities — 6.9%	41,046,049
	Net Assets — 100.0%	$597,765,683

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $92,183,810.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,181,072
Aggregate gross unrealized depreciation	(5,768,173)
Net unrealized depreciation	$(587,101)
Federal income tax cost of investments	$557,306,735

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	903	12/21/12	$90,209,700	$1,018,878

Cash collateral in the amount of $3,776,366 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$57,416,166	$7,993,954

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400® Index	160,323,153	53,765

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	264,782,971	338,980

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	24,871,599	45,189

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	221,309,664	7,497,554

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	30,231,866	167,323

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	84,486,319	(13,581)

		$16,083,184

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra Russell2000

Shares		Value
	Common Stocks (a) — 50.5%
	Consumer Discretionary — 7.1%

1,759	1-800-Flowers.com, Inc., Class A*	$5,506
5,473	Aeropostale, Inc.*	75,582
1,640	AFC Enterprises, Inc.*	43,362
4,491	American Axle & Manufacturing Holdings, Inc.*	46,976
2,129	American Greetings Corp., Class A	36,704
1,214	American Public Education, Inc.*	41,737
538	America’s Car-Mart, Inc.*	19,852
2,220	Ameristar Casinos, Inc.	44,178
3,285	Ann, Inc.*	110,212
1,782	Arbitron, Inc.	64,811
852	Arctic Cat, Inc.*	32,061
1,874	Asbury Automotive Group, Inc.*	56,576
957	Ascent Capital Group, Inc., Class A*	58,578
1,910	Barnes & Noble, Inc.*	27,409
758	Bassett Furniture Industries, Inc.	8,421
297	Beasley Broadcasting Group, Inc., Class A*	1,452
1,657	Beazer Homes USA, Inc.*	24,739
2,488	bebe stores, inc.	9,355
6,300	Belo Corp., Class A	45,360
1,119	Big 5 Sporting Goods Corp.	15,666
81	Biglari Holdings, Inc.*	29,439
1,652	BJ’s Restaurants, Inc.*	56,647
1,414	Black Diamond, Inc.*	11,651
1,239	Bloomin’ Brands, Inc.*	19,613
836	Blue Nile, Inc.*	32,888
965	Bluegreen Corp.*	9,119
700	Blyth, Inc.	11,284
1,963	Bob Evans Farms, Inc.	73,985
1,089	Body Central Corp.*	11,140
852	Bon-Ton Stores, Inc. (The)	10,096
3,744	Boyd Gaming Corp.*	20,592
1,316	Bravo Brio Restaurant Group, Inc.*	17,963
1,172	Bridgepoint Education, Inc.*	11,415
2,885	Brown Shoe Co., Inc.	54,959
6,015	Brunswick Corp.	155,007
1,869	Buckle, Inc. (The)	95,599
1,251	Buffalo Wild Wings, Inc.*	90,622
3,141	Cabela’s, Inc.*	150,046
2,481	Caesars Entertainment Corp.*	15,134
309	CafePress, Inc.*	1,801
4,380	Callaway Golf Co.	29,521
856	Capella Education Co.*	23,686
3,486	Career Education Corp.*	10,423
1,421	Caribou Coffee Co., Inc.*	17,123
1,193	Carmike Cinemas, Inc.*	18,038
1,068	Carriage Services, Inc.	11,865
1,027	Carrols Restaurant Group, Inc.*	6,665
2,827	Casual Male Retail Group, Inc.*	10,827
1,846	Cato Corp. (The), Class A	53,645
464	Cavco Industries, Inc.*	23,896
1,232	CEC Entertainment, Inc.	38,562
2,473	Central European Media Enterprises Ltd., Class A*	11,450
3,637	Cheesecake Factory, Inc. (The)	124,349
564	Cherokee, Inc.	8,082
1,635	Children’s Place Retail Stores, Inc. (The)*	79,477
877	Churchill Downs, Inc.	55,435
452	Chuy’s Holdings, Inc.*	10,645
1,004	Citi Trends, Inc.*	14,016
2,108	Coinstar, Inc.*	99,160
360	Collectors Universe	3,683
826	Columbia Sportswear Co.	47,825
1,050	Conn’s, Inc.*	29,694
4,196	Cooper Tire & Rubber Co.	104,816
769	Core-Mark Holding Co., Inc.	35,182
5,272	Corinthian Colleges, Inc.*	11,704
1,295	Cracker Barrel Old Country Store, Inc.	79,578
6,056	Crocs, Inc.*	80,848
2,325	Crown Media Holdings, Inc., Class A*	4,255
655	CSS Industries, Inc.	13,441
587	Culp, Inc.	8,359
4,162	Cumulus Media, Inc., Class A*	9,531
66	Daily Journal Corp.*	5,981
9,946	Dana Holding Corp.	141,034
390	Del Frisco’s Restaurant Group, Inc.*	5,776
475	Delta Apparel, Inc.*	6,892
6,476	Denny’s Corp.*	30,761
901	Destination Maternity Corp.	20,020
1,857	Digital Generation, Inc.*	19,721
1,030	DineEquity, Inc.*	64,942
3,900	Domino’s Pizza, Inc.	162,240
1,649	Dorman Products, Inc.*	56,396
1,296	Drew Industries, Inc.*	42,068
2,012	E.W. Scripps Co. (The), Class A*	20,482
1,795	Education Management Corp.*	6,947
414	Einstein Noah Restaurant Group, Inc.	6,628
1,645	Entercom Communications Corp., Class A*	10,446
3,415	Entravision Communications Corp., Class A	5,123
1,631	Ethan Allen Interiors, Inc.	47,315
5,272	Exide Technologies*	15,236
6,024	Express, Inc.*	89,938
1,245	Federal-Mogul Corp.*	9,786
1,089	Fiesta Restaurant Group, Inc.*	16,389
7,322	Fifth & Pacific Cos., Inc.*	88,230
3,423	Finish Line, Inc. (The), Class A	70,616
598	Fisher Communications, Inc.	15,016
745	Five Below, Inc.*	27,677
303	Flexsteel Industries, Inc.	6,027
2,343	Francesca’s Holdings Corp.*	60,988
2,480	Fred’s, Inc., Class A	32,984
211	Frisch’s Restaurants, Inc.	4,022
989	Fuel Systems Solutions, Inc.*	14,944
1,117	G-III Apparel Group Ltd.*	42,502
301	Geeknet, Inc.*	5,156
1,648	Genesco, Inc.*	91,184
1,990	Gentherm, Inc.*	24,059
1,270	Global Sources Ltd.*	7,671
570	Gordmans Stores, Inc.*	8,242
2,691	Grand Canyon Education, Inc.*	63,723
1,544	Group 1 Automotive, Inc.	93,813
3,000	Harte-Hanks, Inc.	15,870
1,292	Haverty Furniture Cos., Inc.	21,641
2,135	Helen of Troy Ltd.*	65,886
1,055	hhgregg, Inc.*	7,807
1,777	Hibbett Sports, Inc.*	95,496
3,714	Hillenbrand, Inc.	78,588
727	Hooker Furniture Corp.	10,098
2,841	Hot Topic, Inc.	28,353

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,720	Hovnanian Enterprises, Inc., Class A*	$35,078
2,554	HSN, Inc.	135,081
4,773	Iconix Brand Group, Inc.*	96,224
447	Ignite Restaurant Group, Inc.*	5,677
1,866	International Speedway Corp., Class A	50,065
2,611	Interval Leisure Group, Inc.	49,165
1,849	iRobot Corp.*	34,835
1,410	Isle of Capri Casinos, Inc.*	6,923
2,978	Jack in the Box, Inc.*	82,044
1,483	JAKKS Pacific, Inc.	18,508
4,533	Jamba, Inc.*	9,519
381	Johnson Outdoors, Inc., Class A*	7,955
5,530	Jones Group, Inc. (The)	65,033
1,875	JoS. A. Bank Clothiers, Inc.*	80,813
2,894	Journal Communications, Inc., Class A*	16,235
1,797	K12, Inc.*	31,142
235	Kayak Software Corp.*	9,565
5,195	KB Home	74,600
914	Kirkland’s, Inc.*	8,308
4,004	Krispy Kreme Doughnuts, Inc.*	36,436
1,779	K-Swiss, Inc., Class A*	5,497
3,484	La-Z-Boy, Inc.*	51,981
3,398	LeapFrog Enterprises, Inc.*	30,956
1,382	Libbey, Inc.*	26,977
2,887	Life Time Fitness, Inc.*	135,862
652	Lifetime Brands, Inc.	6,520
2,052	LIN TV Corp., Class A*	13,297
1,536	Lincoln Educational Services Corp.	5,944
5,712	Lions Gate Entertainment Corp.*	93,563
1,460	Lithia Motors, Inc., Class A	52,239
9,430	Live Nation Entertainment, Inc.*	82,795
1,347	Luby’s, Inc.*	8,567
1,854	Lumber Liquidators Holdings, Inc.*	99,523
1,441	M/I Homes, Inc.*	31,716
802	Mac-Gray Corp.	9,560
1,585	Maidenform Brands, Inc.*	29,116
1,321	Marcus Corp.	15,641
698	Marine Products Corp.	3,825
1,373	MarineMax, Inc.*	11,341
1,791	Marriott Vacations Worldwide Corp.*	71,300
1,870	Martha Stewart Living Omnimedia, Class A	4,937
1,899	Matthews International Corp., Class A	57,445
741	Mattress Firm Holding Corp.*	21,200
3,904	McClatchy Co. (The), Class A*	13,078
2,575	MDC Holdings, Inc.	90,743
1,723	MDC Partners, Inc., Class A	18,264
3,429	Men’s Wearhouse, Inc. (The)	111,237
2,440	Meredith Corp.	76,079
2,061	Meritage Homes Corp.*	72,176
3,147	Modine Manufacturing Co.*	23,288
591	Monarch Casino & Resort, Inc.*	5,597
2,080	Monro Muffler Brake, Inc.	66,726
1,486	Morgans Hotel Group Co.*	8,693
1,185	Movado Group, Inc.	41,108
1,522	MTR Gaming Group, Inc.*	4,383
1,844	Multimedia Games Holding Co., Inc.*	27,254
371	NACCO Industries, Inc., Class A	19,782
180	Nathan’s Famous, Inc.*	5,699
680	National American University Holdings, Inc.	2,693
3,777	National CineMedia, Inc.	54,011
1,845	New York & Co., Inc.*	6,863
9,172	New York Times Co. (The), Class A*	74,385
762	Nexstar Broadcasting Group, Inc., Class A*	6,858
1,914	Nutrisystem, Inc.	15,293
19,115	Office Depot, Inc.*	64,226
5,831	OfficeMax, Inc.	58,310
1,549	Orbitz Worldwide, Inc.*	3,578
128	Orchard Supply Hardware Stores Corp., Class A*	992
6,520	Orient-Express Hotels Ltd., Class A*	80,392
994	Outdoor Channel Holdings, Inc.	7,385
785	Overstock.com, Inc.*	11,908
943	Oxford Industries, Inc.	51,526
1,208	Papa John’s International, Inc.*	63,939
2,859	Penske Automotive Group, Inc.	83,283
3,559	Pep Boys-Manny Moe & Jack (The)	37,619
342	Perfumania Holdings, Inc.*	1,693
799	Perry Ellis International, Inc.*	17,322
1,369	PetMed Express, Inc.	15,798
6,542	Pier 1 Imports, Inc.	125,541
4,212	Pinnacle Entertainment, Inc.*	54,419
3,199	Pool Corp.	134,006
1,732	Premier Exhibitions, Inc.*	4,728
8,791	Quiksilver, Inc.*	35,164
589	R.G. Barry Corp.	9,029
6,696	RadioShack Corp.	13,593
684	ReachLocal, Inc.*	7,497
1,127	Reading International, Inc., Class A*	6,413
928	Red Lion Hotels Corp.*	6,728
989	Red Robin Gourmet Burgers, Inc.*	32,390
3,877	Regis Corp.	63,854
4,002	Rent-A-Center, Inc.	139,110
630	Rentrak Corp.*	12,109
4,296	Ruby Tuesday, Inc.*	33,552
1,042	rue21, inc.*	29,916
2,373	Ruth’s Hospitality Group, Inc.*	17,798
3,004	Ryland Group, Inc. (The)	100,484
1,924	Ryman Hospitality Properties, Inc. (REIT)	63,915
236	Saga Communications, Inc., Class A	10,703
7,399	Saks, Inc.*	77,690
681	Salem Communications Corp., Class A	3,528
1,746	Scholastic Corp.	48,993
3,825	Scientific Games Corp., Class A*	31,862
3,380	Sealy Corp.*	7,335
3,819	Select Comfort Corp.*	102,273
3,701	SHFL Entertainment, Inc.*	50,926
393	Shiloh Industries, Inc.	4,476
963	Shoe Carnival, Inc.	21,281
2,408	Shutterfly, Inc.*	64,896
3,396	Sinclair Broadcast Group, Inc., Class A	37,458
2,672	Six Flags Entertainment Corp.	164,275
2,549	Skechers U.S.A., Inc., Class A*	49,604
1,090	Skullcandy, Inc.*	9,396

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,370	Smith & Wesson Holding Corp.*	$46,322
2,713	Sonic Automotive, Inc., Class A	53,555
4,083	Sonic Corp.*	41,361
4,563	Sotheby’s	131,688
2,281	Spartan Motors, Inc.	11,245
784	Speedway Motorsports, Inc.	12,716
2,065	Stage Stores, Inc.	53,422
1,337	Standard Motor Products, Inc.	26,152
7,789	Standard Pacific Corp.*	52,186
1,840	Stein Mart, Inc.*	15,714
1,029	Steiner Leisure Ltd.*	47,334
465	Steinway Musical Instruments, Inc.*	10,602
2,645	Steven Madden Ltd.*	117,729
5,032	Stewart Enterprises, Inc., Class A	38,444
1,887	Stoneridge, Inc.*	9,303
799	Strayer Education, Inc.	41,812
1,289	Sturm Ruger & Co., Inc.	75,523
1,547	Superior Industries International, Inc.	29,300
744	Systemax, Inc.*	7,663
590	Teavana Holdings, Inc.*	8,703
4,088	Tenneco, Inc.*	131,102
4,203	Texas Roadhouse, Inc.	69,812
619	Tilly’s, Inc., Class A*	8,189
387	Tower International, Inc.*	3,038
1,562	Town Sports International Holdings, Inc.	15,807
1,737	True Religion Apparel, Inc.	45,318
2,818	Tuesday Morning Corp.*	17,782
1,454	Tumi Holdings, Inc.*	32,671
993	U.S. Auto Parts Network, Inc.*	1,926
948	Unifi, Inc.*	13,120
1,006	Universal Electronics, Inc.*	17,746
1,444	Universal Technical Institute, Inc.	13,675
2,425	Vail Resorts, Inc.	136,576
2,679	Valassis Communications, Inc.*	69,600
89	Value Line, Inc.	812
1,357	Vera Bradley, Inc.*	37,602
1,487	Vitacost.com, Inc.*	10,781
1,983	Vitamin Shoppe, Inc.*	117,513
1,228	VOXX International Corp.*	8,277
2,765	Warnaco Group, Inc. (The)*	198,776
1,023	West Marine, Inc.*	10,578
6,092	Wet Seal, Inc. (The), Class A*	17,910
449	Weyco Group, Inc.	10,565
153	Winmark Corp.	8,643
1,969	Winnebago Industries, Inc.*	27,999
3,710	WMS Industries, Inc.*	62,699
3,278	Wolverine World Wide, Inc.	141,872
1,826	World Wrestling Entertainment, Inc., Class A	14,736
1,715	Zagg, Inc.*	12,399
1,474	Zumiez, Inc.*	30,482
		11,146,943
	Consumer Staples — 1.9%

236	Alico, Inc.	8,123
5,884	Alliance One International, Inc.*	19,358
1,253	Andersons, Inc. (The)	52,852
336	Annie’s, Inc.*	12,052
76	Arden Group, Inc., Class A	7,580
3,540	B&G Foods, Inc.	103,297
525	Boston Beer Co., Inc. (The), Class A*	59,309
801	Calavo Growers, Inc.	19,272
973	Cal-Maine Foods, Inc.	44,729
2,565	Casey’s General Stores, Inc.	126,711
4,439	Central European Distribution Corp.*	7,502
2,599	Central Garden and Pet Co., Class A*	30,486
741	Chefs’ Warehouse, Inc. (The)*	11,715
3,094	Chiquita Brands International, Inc.*	22,060
313	Coca-Cola Bottling Co. Consolidated	21,484
702	Craft Brew Alliance, Inc.*	4,479
7,921	Darling International, Inc.*	133,627
1,489	Diamond Foods, Inc.	21,203
2,414	Dole Food Co., Inc.*	27,713
1,697	Elizabeth Arden, Inc.*	78,758
457	Farmer Bros Co.*	5,077
1,290	Female Health Co. (The)	9,288
2,567	Fresh Del Monte Produce, Inc.	66,614
188	Griffin Land & Nurseries, Inc.	4,770
2,482	Hain Celestial Group, Inc. (The)*	149,590
2,774	Harbinger Group, Inc.*	23,718
2,955	Harris Teeter Supermarkets, Inc.	112,260
850	Ingles Markets, Inc., Class A	13,847
1,102	Inter Parfums, Inc.	22,062
881	Inventure Foods, Inc.*	5,718
998	J&J Snack Foods Corp.	62,774
535	John B. Sanfilippo & Son, Inc.*	9,480
1,244	Lancaster Colony Corp.	94,221
310	Lifeway Foods, Inc.	2,564
557	Limoneira Co.	10,817
934	Medifast, Inc.*	29,627
823	Nash Finch Co.	17,365
760	National Beverage Corp.*	13,042
481	Natural Grocers by Vitamin Cottage, Inc.*	9,221
762	Nature’s Sunshine Products, Inc.	11,682
586	Nutraceutical International Corp.*	9,710
339	Oil-Dri Corp. of America	7,973
1,320	Omega Protein Corp.*	8,210
387	Orchids Paper Products Co.	8,216
1,573	Pantry, Inc. (The)*	20,197
4,063	Pilgrim’s Pride Corp.*	29,010
1,861	Post Holdings, Inc.*	64,093
3,387	Prestige Brands Holdings, Inc.*	73,159
1,225	Pricesmart, Inc.	94,962
761	Revlon, Inc., Class A*	11,354
44,445	Rite Aid Corp.*	44,889
1,346	Roundy’s, Inc.	6,394
1,547	Sanderson Farms, Inc.	74,210
900	Schiff Nutrition International, Inc.*	37,791
611	Seneca Foods Corp., Class A*	18,929
3,969	Smart Balance, Inc.*	49,335
2,972	Snyder’s-Lance, Inc.	71,566
1,459	Spartan Stores, Inc.	21,943
1,546	Spectrum Brands Holdings, Inc.	73,945
9,813	Star Scientific, Inc.*	27,869
14,295	SUPERVALU, Inc.	34,022
754	Susser Holdings Corp.*	27,529
1,165	Synutra International, Inc.*	5,219
1,594	Tootsie Roll Industries, Inc.	43,325
2,421	TreeHouse Foods, Inc.*	126,957
3,289	United Natural Foods, Inc.*	170,272
1,566	Universal Corp.	78,143
401	USANA Health Sciences, Inc.*	16,553

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,741	Vector Group Ltd.	$60,380
567	Village Super Market, Inc., Class A	21,353
1,072	WD-40 Co.	50,641
741	Weis Markets, Inc.	28,981
818	Westway Group, Inc.*	4,564
		2,907,741
	Energy — 3.0%

5,559	Abraxas Petroleum Corp.*	12,341
142	Adams Resources & Energy, Inc.	4,954
655	Alon USA Energy, Inc.	9,314
2,037	Amyris, Inc.*	5,765
614	Apco Oil and Gas International, Inc.	6,539
2,241	Approach Resources, Inc.*	52,641
14,294	Arch Coal, Inc.	96,056
2,077	Basic Energy Services, Inc.*	22,888
3,527	Berry Petroleum Co., Class A	109,725
3,240	Bill Barrett Corp.*	56,311
578	Bolt Technology Corp.	8,352
667	Bonanza Creek Energy, Inc.*	15,808
7,043	BPZ Resources, Inc.*	17,819
2,408	Bristow Group, Inc.	125,457
3,002	C&J Energy Services, Inc.*	59,950
6,472	Cal Dive International, Inc.*	10,161
2,656	Callon Petroleum Co.*	12,457
2,666	Carrizo Oil & Gas, Inc.*	55,319
402	Ceres, Inc.*	1,668
398	Clayton Williams Energy, Inc.*	16,203
4,449	Clean Energy Fuels Corp.*	58,994
4,111	Cloud Peak Energy, Inc.*	77,986
3,240	Comstock Resources, Inc.*	53,136
859	Contango Oil & Gas Co.*	35,210
1,432	Crimson Exploration, Inc.*	3,924
2,746	Crosstex Energy, Inc.	35,286
1,116	CVR Energy, Inc.*	51,046
534	Dawson Geophysical Co.*	12,148
1,144	Delek U.S. Holdings, Inc.	30,053
2,707	Dril-Quip, Inc.*	190,492
1,077	Emerald Oil, Inc.*	5,503
3,136	Endeavour International Corp.*	21,137
5,311	Energy XXI Bermuda Ltd.	168,252
1,868	EPL Oil & Gas, Inc.*	39,209
1,115	Evolution Petroleum Corp.*	8,808
4,366	Exterran Holdings, Inc.*	91,118
993	Forbes Energy Services Ltd.*	2,304
7,931	Forest Oil Corp.*	50,520
1,494	Forum Energy Technologies, Inc.*	37,709
3,472	Frontline Ltd.*	11,458
3,564	FX Energy, Inc.*	14,292
1,584	GasLog Ltd.	19,467
3,971	Gastar Exploration Ltd.*	3,931
858	Geospace Technologies Corp.*	65,354
2,056	Gevo, Inc.*	3,290
1,308	Global Geophysical Services, Inc.*	5,507
1,750	Goodrich Petroleum Corp.*	15,767
1,680	Green Plains Renewable Energy, Inc.*	12,986
968	Gulf Island Fabrication, Inc.	22,525
1,807	GulfMark Offshore, Inc., Class A*	56,631
3,748	Gulfport Energy Corp.*	142,574
7,501	Halcon Resources Corp.*	46,356
440	Hallador Energy Co.	3,604
2,517	Harvest Natural Resources, Inc.*	22,150
9,010	Heckmann Corp.*	35,229
7,115	Helix Energy Solutions Group, Inc.*	124,584
10,672	Hercules Offshore, Inc.*	55,067
2,378	Hornbeck Offshore Services, Inc.*	85,537
8,887	ION Geophysical Corp.*	52,966
69	Isramco, Inc.*	7,383
10,171	Key Energy Services, Inc.*	68,044
1,777	KiOR, Inc., Class A*	11,462
1,645	Knightsbridge Tankers Ltd.	9,525
17,748	Kodiak Oil & Gas Corp.*	152,278
2,263	Lufkin Industries, Inc.	123,922
9,923	Magnum Hunter Resources Corp.*	39,990
950	Matador Resources Co.*	8,445
1,733	Matrix Service Co.*	19,011
6,834	McMoRan Exploration Co.*	58,294
1,618	Midstates Petroleum Co., Inc.*	11,116
2,086	Miller Energy Resources, Inc.*	9,470
857	Mitcham Industries, Inc.*	12,418
829	Natural Gas Services Group, Inc.*	13,645
6,055	Newpark Resources, Inc.*	47,229
3,564	Nordic American Tankers Ltd.	32,397
4,277	Northern Oil and Gas, Inc.*	67,149
5,380	Oasis Petroleum, Inc.*	162,584
470	Panhandle Oil and Gas, Inc., Class A	13,310
7,921	Parker Drilling Co.*	33,189
2,016	PDC Energy, Inc.*	72,334
3,710	Penn Virginia Corp.	16,435
3,811	PetroQuest Energy, Inc.*	20,313
878	PHI, Inc. (Non-Voting)*	27,508
4,167	Pioneer Energy Services Corp.*	30,127
7,909	Quicksilver Resources, Inc.*	25,071
485	Renewable Energy Group, Inc.*	2,871
15,384	Rentech, Inc.*	43,383
3,250	Resolute Energy Corp.*	27,755
383	REX American Resources Corp.*	7,216
2,907	Rex Energy Corp.*	38,227
830	RigNet, Inc.*	15,953
3,562	Rosetta Resources, Inc.*	160,076
780	Sanchez Energy Corp.*	14,251
1,369	Saratoga Resources, Inc.*	5,271
2,535	Scorpio Tankers, Inc.*	16,224
2,815	SemGroup Corp., Class A*	106,069
3,278	Ship Finance International Ltd.	53,071
2,204	Solazyme, Inc.*	16,442
3,332	Stone Energy Corp.*	69,072
2,885	Swift Energy Co.*	44,660
2,635	Synergy Resources Corp.*	10,197
1,952	Targa Resources Corp.	97,776
4,242	Teekay Tankers Ltd., Class A	11,708
2,044	Tesco Corp.*	22,075
5,224	TETRA Technologies, Inc.*	36,568
982	TGC Industries, Inc.*	7,895
2,980	Triangle Petroleum Corp.*	18,625
4,443	Uranerz Energy Corp.*	5,909
5,706	Uranium Energy Corp.*	12,896
3,895	Vaalco Energy, Inc.*	32,991
12,896	Vantage Drilling Co.*	23,213
2,339	W&T Offshore, Inc.	38,757
4,828	Warren Resources, Inc.*	13,277
3,859	Western Refining, Inc.	112,104
733	Westmoreland Coal Co.*	7,198
2,621	Willbros Group, Inc.*	13,184
1,671	ZaZa Energy Corp.*	3,192
		4,652,593

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Financials — 11.2%

996	1st Source Corp.	$21,065
2,012	1st United Bancorp, Inc./FL*	11,428
3,105	Acadia Realty Trust (REIT)	77,066
498	Access National Corp.	6,773
1,530	AG Mortgage Investment Trust, Inc. (REIT)	37,684
771	Agree Realty Corp. (REIT)	20,216
142	Alexander’s, Inc. (REIT)	62,906
322	Alliance Financial Corp./NY	13,682
5,774	Alterra Capital Holdings Ltd.	135,112
2,226	American Assets Trust, Inc. (REIT)	60,614
2,442	American Capital Mortgage Investment Corp. (REIT)	62,369
4,036	American Equity Investment Life Holding Co.	46,535
527	American National Bankshares, Inc.	10,608
10,673	American Realty Capital Trust, Inc. (REIT)	124,447
608	American Safety Insurance Holdings Ltd.*	10,251
1,604	Ameris Bancorp*	18,270
1,222	AMERISAFE, Inc.*	31,625
553	Ames National Corp.	10,933
276	AmREIT, Inc., Class B (REIT)	4,559
1,808	AmTrust Financial Services, Inc.	52,107
9,240	Anworth Mortgage Asset Corp. (REIT)	54,516
1,576	Apollo Commercial Real Estate Finance, Inc. (REIT)	26,303
13,664	Apollo Investment Corp.	110,952
1,629	Apollo Residential Mortgage, Inc. (REIT)	35,333
519	Ares Commercial Real Estate Corp. (REIT)	8,538
1,737	Argo Group International Holdings Ltd.	57,651
741	Arlington Asset Investment Corp., Class A	16,035
20,035	ARMOUR Residential REIT, Inc. (REIT)	140,245
697	Arrow Financial Corp.	17,195
2,079	Artio Global Investors, Inc.	4,699
3,593	Ashford Hospitality Trust, Inc. (REIT)	32,517
3,333	Associated Estates Realty Corp. (REIT)	50,428
5,868	Astoria Financial Corp.	54,748
664	AV Homes, Inc.*	8,785
614	Baldwin & Lyons, Inc., Class B	14,110
433	Bancfirst Corp.	18,338
1,903	Banco Latinoamericano de Comercio Exterior S.A., Class E	41,105
1,948	Bancorp, Inc. (The)/DE*	22,714
6,360	BancorpSouth, Inc.	84,143
3,120	Bank Mutual Corp.	12,948
395	Bank of Kentucky Financial Corp.	9,709
361	Bank of Marin Bancorp	12,931
1,967	Bank of the Ozarks, Inc.	62,511
1,419	BankFinancial Corp.	10,046
1,294	Banner Corp.	38,885
262	Bar Harbor Bankshares	8,955
5,253	BBCN Bancorp, Inc.	59,779
2,211	Beneficial Mutual Bancorp, Inc.*	20,717
288	Berkshire Bancorp, Inc./NY*	2,336
1,661	Berkshire Hills Bancorp, Inc.	38,303
6,630	BGC Partners, Inc., Class A	23,868
4,956	BlackRock Kelso Capital Corp.	50,056
748	BofI Holding, Inc.*	19,942
5,264	Boston Private Financial Holdings, Inc.	48,587
579	Bridge Bancorp, Inc.	11,609
626	Bridge Capital Holdings*	9,609
4,717	Brookline Bancorp, Inc.	39,906
769	Bryn Mawr Bank Corp.	16,557
552	BSB Bancorp, Inc./MA*	6,613
216	C&F Financial Corp.	7,353
1,295	Calamos Asset Management, Inc., Class A	12,691
152	California First National Bancorp	2,338
518	Camden National Corp.	17,969
2,597	Campus Crest Communities, Inc. (REIT)	29,710
759	Cape Bancorp, Inc.*	6,527
7	Capital Bank Financial Corp., Class A*	121
785	Capital City Bank Group, Inc.*	8,509
200	Capital Southwest Corp.	21,468
4,497	CapLease, Inc. (REIT)	21,046
6,644	Capstead Mortgage Corp. (REIT)	80,658
1,968	Cardinal Financial Corp.	29,520
407	Cascade Bancorp*	2,084
1,978	Cash America International, Inc.	73,661
5,301	Cathay General Bancorp	94,888
4,037	Cedar Realty Trust, Inc. (REIT)	21,881
801	Center Bancorp, Inc.	9,067
2,025	CenterState Banks, Inc.	15,916
1,456	Central Pacific Financial Corp.*	21,505
232	Century Bancorp, Inc./MA, Class A	7,043
443	Charter Financial Corp./GA	4,315
937	Chatham Lodging Trust (REIT)	13,230
1,851	Chemical Financial Corp.	40,296
2,668	Chesapeake Lodging Trust (REIT)	50,345
431	CIFC Corp.*	2,948
823	Citizens & Northern Corp.	14,814
2,696	Citizens Republic Bancorp, Inc.*	50,604
2,621	Citizens, Inc./TX*	26,367
990	City Holding Co.	33,264
576	Clifton Savings Bancorp, Inc.	6,169
838	CNB Financial Corp./PA	13,282
14,276	CNO Financial Group, Inc.	129,912
2,350	CoBiz Financial, Inc.	16,497
1,243	Cohen & Steers, Inc.	35,525
5,922	Colonial Properties Trust (REIT)	120,809
2,776	Colony Financial, Inc. (REIT)	55,576
2,672	Columbia Banking System, Inc.	46,119
2,656	Community Bank System, Inc.	71,393
940	Community Trust Bancorp, Inc.	30,776
289	Consolidated-Tomoka Land Co.	9,138
1,384	Coresite Realty Corp. (REIT)	35,430
6,179	Cousins Properties, Inc. (REIT)	50,730
5,891	Cowen Group, Inc., Class A*	13,667
1,765	Crawford & Co., Class B	11,067
530	Credit Acceptance Corp.*	48,898
183	Crescent Financial Bancshares, Inc.*	920
4,510	CreXus Investment Corp. (REIT)	56,330
8,296	CubeSmart (REIT)	114,485

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,938	CVB Financial Corp.	$60,330
11,783	CYS Investments, Inc. (REIT)	150,705
16,635	DCT Industrial Trust, Inc. (REIT)	103,969
2,961	DFC Global Corp.*	51,669
180	Diamond Hill Investment Group, Inc.	14,405
12,657	DiamondRock Hospitality Co. (REIT)	110,622
2,117	Dime Community Bancshares, Inc.	29,532
526	Donegal Group, Inc., Class A	7,275
8,652	Doral Financial Corp.*	5,883
2,100	Duff & Phelps Corp., Class A	25,494
4,130	DuPont Fabros Technology, Inc. (REIT)	95,362
3,660	Dynex Capital, Inc. (REIT)	35,868
1,232	Eagle Bancorp, Inc.*	23,999
447	Eastern Insurance Holdings, Inc.	7,527
1,918	EastGroup Properties, Inc. (REIT)	100,273
7,612	Education Realty Trust, Inc. (REIT)	78,480
1,319	eHealth, Inc.*	34,030
302	EMC Insurance Group, Inc.	6,626
2,129	Employers Holdings, Inc.	40,643
569	Enstar Group Ltd.*	58,271
400	Enterprise Bancorp, Inc./MA	6,684
1,201	Enterprise Financial Services Corp.	15,877
1,074	Epoch Holding Corp.	23,531
3,154	EPR Properties (REIT)	143,034
3,694	Equity One, Inc. (REIT)	76,355
700	ESB Financial Corp.	8,841
607	ESSA Bancorp, Inc.	6,064
1,504	EverBank Financial Corp.	22,229
1,926	Evercore Partners, Inc., Class A	52,907
2,266	Excel Trust, Inc. (REIT)	26,965
3,230	EZCORP, Inc., Class A*	62,081
1,266	Farmers National Banc Corp.	7,748
648	FBL Financial Group, Inc., Class A	21,540
2,500	FBR & Co.*	8,375
670	Federal Agricultural Mortgage Corp., Class C	22,566
8,367	FelCor Lodging Trust, Inc. (REIT)*	35,141
650	Fidelity Southern Corp.*	5,843
802	Fidus Investment Corp.	13,634
6,318	Fifth Street Finance Corp.	68,108
3,120	Financial Engines, Inc.*	81,806
930	Financial Institutions, Inc.	17,307
7,149	First American Financial Corp.	170,146
594	First Bancorp, Inc./ME	8,880
4,734	First BanCorp./Puerto Rico*	19,173
1,020	First Bancorp/NC	11,363
5,012	First Busey Corp.	23,005
1,512	First California Financial Group, Inc.*	12,005
1,926	First Cash Financial Services, Inc.*	93,045
7,085	First Commonwealth Financial Corp.	45,415
1,192	First Community Bancshares, Inc./VA	18,357
1,204	First Connecticut Bancorp, Inc./CT	16,411
655	First Defiance Financial Corp.	11,142
234	First Federal Bancshares of Arkansas, Inc.*	2,059
3,940	First Financial Bancorp	57,248
2,120	First Financial Bankshares, Inc.	82,489
753	First Financial Corp./IN	22,590
1,113	First Financial Holdings, Inc.	15,014
1,078	First Financial Northwest, Inc.*	8,139
6,621	First Industrial Realty Trust, Inc. (REIT)*	87,397
1,093	First Interstate BancSystem, Inc.	16,701
3,919	First Marblehead Corp. (The)*	2,626
1,927	First Merchants Corp.	26,169
5,045	First Midwest Bancorp, Inc./IL	63,062
521	First of Long Island Corp. (The)	14,843
714	First Pactrust Bancorp, Inc.	8,425
3,433	First Potomac Realty Trust (REIT)	40,269
7,385	FirstMerit Corp.	103,981
2,083	Flushing Financial Corp.	31,162
9,398	FNB Corp./PA	101,498
674	FNB United Corp.*	7,636
2,334	Forestar Group, Inc.*	34,497
451	Fortegra Financial Corp.*	3,951
855	Fox Chase Bancorp, Inc.	13,372
963	Franklin Financial Corp./VA	16,092
4,881	Franklin Street Properties Corp. (REIT)	56,376
1,587	FXCM, Inc., Class A	15,886
1,001	Gain Capital Holdings, Inc.	4,434
434	GAMCO Investors, Inc., Class A	21,266
851	German American Bancorp, Inc.	18,382
1,727	Getty Realty Corp. (REIT)	29,083
4,646	GFI Group, Inc.	12,962
4,845	Glacier Bancorp, Inc.	70,398
1,414	Gladstone Capital Corp.	11,637
737	Gladstone Commercial Corp. (REIT)	12,920
1,757	Gladstone Investment Corp.	12,334
9,392	Glimcher Realty Trust (REIT)	100,682
691	Global Indemnity plc*	15,209
1,063	Golub Capital BDC, Inc.	16,806
2,897	Government Properties Income Trust (REIT)	66,776
3,091	Gramercy Capital Corp./NY (REIT)*	9,026
685	Great Southern Bancorp, Inc.	17,262
1,615	Green Dot Corp., Class A*	20,074
1,958	Greenhill & Co., Inc.	93,044
1,892	Greenlight Capital Re Ltd., Class A*	43,762
1,302	GSV Capital Corp.*	10,416
5,129	Guaranty Bancorp*	9,489
80	Gyrodyne Co. of America, Inc. (REIT)*	9,080
960	Hallmark Financial Services*	7,834
5,139	Hancock Holding Co.	161,467
2,121	Hanmi Financial Corp.*	26,491
2,088	Harris & Harris Group, Inc.*	6,744
5,874	Healthcare Realty Trust, Inc. (REIT)	140,095
978	Heartland Financial USA, Inc.	25,594
3,561	Hercules Technology Growth Capital, Inc.	38,281
1,396	Heritage Commerce Corp.*	9,507
1,042	Heritage Financial Corp./WA	14,515
584	Heritage Financial Group, Inc.	7,674
1,354	Heritage Oaks Bancorp*	7,298
11,581	Hersha Hospitality Trust (REIT)	54,315
2,197	HFF, Inc., Class A*	32,581

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,978	Highwoods Properties, Inc. (REIT)	$160,491
2,672	Hilltop Holdings, Inc.*	38,183
86	Hingham Institution for Savings	5,304
460	Home Bancorp, Inc.*	8,404
1,484	Home BancShares, Inc./AR	49,209
1,058	Home Federal Bancorp, Inc./ID	12,326
1,952	Home Loan Servicing Solutions Ltd.	38,162
516	Homeowners Choice, Inc.	10,738
587	HomeStreet, Inc.*	14,446
1,425	HomeTrust Bancshares, Inc.*	18,297
2,671	Horace Mann Educators Corp.	51,070
437	Horizon Bancorp/IN	8,325
527	Horizon Technology Finance Corp.	7,404
2,414	Hudson Pacific Properties, Inc. (REIT)	46,759
1,045	Hudson Valley Holding Corp.	16,448
1,989	Iberiabank Corp.	96,964
2,508	ICG Group, Inc.*	27,964
550	Independence Holding Co.	4,675
1,457	Independent Bank Corp./MA	41,816
796	Infinity Property & Casualty Corp.	43,557
5,153	Inland Real Estate Corp. (REIT)	41,069
3,587	International Bancshares Corp.	64,925
928	INTL FCStone, Inc.*	16,082
7,772	Invesco Mortgage Capital, Inc. (REIT)	164,533
2,614	Investment Technology Group, Inc.*	23,369
2,977	Investors Bancorp, Inc.	50,966
6,118	Investors Real Estate Trust (REIT)	51,942
83	Investors Title Co.	4,985
5,681	iStar Financial, Inc. (REIT)*	43,460
1,078	JMP Group, Inc.	5,659
278	Kansas City Life Insurance Co.	10,656
2,339	KBW, Inc.	40,348
1,596	KCAP Financial, Inc.	14,093
1,019	Kearny Financial Corp.	9,354
2,906	Kennedy-Wilson Holdings, Inc.	38,069
4,414	Kite Realty Group Trust (REIT)	23,571
12,237	Knight Capital Group, Inc., Class A*	41,239
6,937	Ladenburg Thalmann Financial Services, Inc.*	8,463
1,994	Lakeland Bancorp, Inc.	19,043
1,100	Lakeland Financial Corp.	27,214
5,768	LaSalle Hotel Properties (REIT)	139,066
8,899	Lexington Realty Trust (REIT)	85,341
2,048	LTC Properties, Inc. (REIT)	67,011
3,377	Maiden Holdings Ltd.	30,325
1,917	Main Street Capital Corp.	58,756
1,362	MainSource Financial Group, Inc.	16,426
915	Manning & Napier, Inc.	11,447
2,458	MarketAxess Holdings, Inc.	75,854
553	Marlin Business Services Corp.	9,567
3,682	MB Financial, Inc.	71,578
5,170	MCG Capital Corp.	23,058
3,402	Meadowbrook Insurance Group, Inc.	18,915
1,205	Medallion Financial Corp.	14,243
9,131	Medical Properties Trust, Inc. (REIT)	106,559
1,554	Medley Capital Corp.	21,181
580	Mercantile Bank Corp.	8,398
344	Merchants Bancshares, Inc.	9,553
571	Meridian Interstate Bancorp, Inc.*	9,393
952	Metro Bancorp, Inc.*	12,205
1,064	MetroCorp Bancshares, Inc.*	10,342
12,695	MGIC Investment Corp.*	22,216
571	MicroFinancial, Inc.	4,151
361	Middleburg Financial Corp.	6,079
562	MidSouth Bancorp, Inc.	8,093
457	MidWestOne Financial Group, Inc.	9,396
1,227	Mission West Properties, Inc. (REIT)	11,215
2,710	Monmouth Real Estate Investment Corp., Class A (REIT)	28,455
3,373	Montpelier Re Holdings Ltd.	73,835
1,611	MVC Capital, Inc.	19,203
282	NASB Financial, Inc.*	6,111
468	National Bankshares, Inc.	14,611
2,734	National Financial Partners Corp.*	45,412
1,648	National Health Investors, Inc. (REIT)	91,464
420	National Interstate Corp.	11,025
8,311	National Penn Bancshares, Inc.	78,705
148	National Western Life Insurance Co., Class A	22,345
1,291	Nationstar Mortgage Holdings, Inc.*	39,530
673	Navigators Group, Inc. (The)*	35,272
2,239	NBT Bancorp, Inc.	44,265
1,609	Nelnet, Inc., Class A	46,001
2,091	Netspend Holdings, Inc.*	24,360
1,106	New Mountain Finance Corp.	16,789
3,338	New York Mortgage Trust, Inc. (REIT)	22,398
1,758	NewStar Financial, Inc.*	22,168
1,457	NGP Capital Resources Co.	10,490
671	Nicholas Financial, Inc.	8,555
990	Northfield Bancorp, Inc./NJ	15,117
435	Northrim BanCorp, Inc.	9,661
8,982	NorthStar Realty Finance Corp. (REIT)	60,449
6,573	Northwest Bancshares, Inc.	78,416
969	OceanFirst Financial Corp.	13,285
7,238	Ocwen Financial Corp.*	259,555
6,824	Old National Bancorp/IN	80,114
7,125	Omega Healthcare Investors, Inc. (REIT)	163,305
754	OmniAmerican Bancorp, Inc.*	17,146
773	One Liberty Properties, Inc. (REIT)	15,081
1,529	OneBeacon Insurance Group Ltd., Class A	20,611
692	Oppenheimer Holdings, Inc., Class A	11,148
2,741	Oriental Financial Group, Inc.	33,002
3,061	Oritani Financial Corp.	44,691
282	Pacific Capital Bancorp*	12,966
1,226	Pacific Continental Corp.	11,120
717	Pacific Mercantile Bancorp*	4,417
2,042	PacWest Bancorp	50,866
763	Park National Corp.	48,138
3,001	Park Sterling Corp.*	15,755
1,067	Parkway Properties, Inc./MD (REIT)	14,340
598	Peapack Gladstone Financial Corp.	8,276
3,865	Pebblebrook Hotel Trust (REIT)	80,585
4,413	PennantPark Investment Corp.	47,528
258	Penns Woods Bancorp, Inc.	9,946

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,768	Pennsylvania Real Estate Investment Trust (REIT)	$62,775
3,967	PennyMac Mortgage Investment Trust (REIT)	97,787
719	Peoples Bancorp, Inc./OH	14,524
410	Peoples Federal Bancshares, Inc.	7,150
3,815	PHH Corp.*	83,587
392	Phoenix Cos., Inc. (The)*	9,479
1,534	PICO Holdings, Inc.*	27,765
2,329	Pinnacle Financial Partners, Inc.*	44,321
1,024	Piper Jaffray Cos.*	29,051
2,207	Platinum Underwriters Holdings Ltd.	98,256
2,717	Potlatch Corp. (REIT)	105,827
791	Preferred Bank/CA*	10,718
1,459	Presidential Life Corp.	20,441
3,169	Primerica, Inc.	90,728
4,066	PrivateBancorp, Inc.	66,642
9,997	Prospect Capital Corp.	105,268
3,196	Prosperity Bancshares, Inc.	131,451
655	Provident Financial Holdings, Inc.	10,447
4,054	Provident Financial Services, Inc.	58,742
2,661	Provident New York Bancorp	24,109
1,240	PS Business Parks, Inc. (REIT)	79,968
659	Pzena Investment Management, Inc., Class A	3,651
8,977	Radian Group, Inc.	39,319
3,361	RAIT Financial Trust (REIT)	18,654
3,095	Ramco-Gershenson Properties Trust (REIT)	41,411
5,324	Redwood Trust, Inc. (REIT)	89,017
326	Regional Management Corp.*	5,705
1,691	Renasant Corp.	31,148
671	Republic Bancorp, Inc./KY, Class A	13,735
809	Resource America, Inc., Class A	5,558
6,702	Resource Capital Corp. (REIT)	39,676
3,390	Retail Opportunity Investments Corp. (REIT)	43,019
1,429	RLI Corp.	92,085
7,186	RLJ Lodging Trust (REIT)	133,588
1,925	Rockville Financial, Inc.	24,986
492	Roma Financial Corp.	4,162
1,491	Rouse Properties, Inc. (REIT)	22,365
1,947	S&T Bancorp, Inc.	33,041
818	S.Y. Bancorp, Inc.	18,102
2,495	Sabra Health Care REIT, Inc. (REIT)	54,141
1,400	Safeguard Scientifics, Inc.*	19,782
854	Safety Insurance Group, Inc.	38,336
1,626	Sandy Spring Bancorp, Inc.	30,634
509	Saul Centers, Inc. (REIT)	21,683
1,015	SCBT Financial Corp.	39,331
1,333	SeaBright Holdings, Inc.	14,730
4,950	Seacoast Banking Corp. of Florida*	7,722
620	Select Income REIT (REIT)	15,494
3,691	Selective Insurance Group, Inc.	68,948
712	SI Financial Group, Inc.	7,860
814	Sierra Bancorp	8,555
1,153	Simmons First National Corp., Class A	27,453
609	Simplicity Bancorp, Inc.	8,605
2,604	Solar Capital Ltd.	59,632
652	Solar Senior Capital Ltd.	11,840
1,167	Southside Bancshares, Inc.	24,425
1,310	Southwest Bancorp, Inc./OK*	14,279
1,953	Sovran Self Storage, Inc. (REIT)	120,676
2,096	STAG Industrial, Inc. (REIT)	39,510
9,112	Starwood Property Trust, Inc. (REIT)	208,300
995	State Auto Financial Corp.	14,447
2,137	State Bank Financial Corp.	33,636
1,555	StellarOne Corp.	20,059
2,083	Sterling Bancorp/NY	19,372
1,803	Sterling Financial Corp./WA	37,088
1,234	Stewart Information Services Corp.	33,688
3,616	Stifel Financial Corp.*	109,999
12,189	Strategic Hotels & Resorts, Inc. (REIT)*	75,937
655	Suffolk Bancorp*	8,168
2,869	Summit Hotel Properties, Inc. (REIT)	25,190
2,682	Sun Bancorp, Inc./NJ*	8,770
2,002	Sun Communities, Inc. (REIT)	77,277
9,212	Sunstone Hotel Investors, Inc. (REIT)*	95,068
12,652	Susquehanna Bancshares, Inc.	130,063
1,965	SWS Group, Inc.*	9,432
5,214	Symetra Financial Corp.	63,767
1,096	Taylor Capital Group, Inc.*	19,290
387	TCP Capital Corp.	5,809
888	Tejon Ranch Co.*	24,775
904	Terreno Realty Corp. (REIT)	13,515
743	Territorial Bancorp, Inc.	16,903
2,702	Texas Capital Bancshares, Inc.*	121,698
1,014	THL Credit, Inc.	14,703
2,168	Thomas Properties Group, Inc.	11,816
2,778	TICC Capital Corp.	27,836
747	Tompkins Financial Corp.	29,126
2,343	Tower Group, Inc.	39,597
1,773	TowneBank/VA	26,790
406	Tree.com, Inc.*	6,886
1,836	Triangle Capital Corp.	46,855
1,077	Trico Bancshares	17,103
6,309	TrustCo Bank Corp NY	33,248
4,362	Trustmark Corp.	96,924
18,813	Two Harbors Investment Corp. (REIT)	212,963
2,174	UMB Financial Corp.	92,134
887	UMH Properties, Inc. (REIT)	8,985
7,536	Umpqua Holdings Corp.	87,870
1,364	Union First Market Bankshares Corp.	20,856
3,386	United Bankshares, Inc./WV	83,634
2,809	United Community Banks, Inc./GA*	24,382
1,060	United Financial Bancorp, Inc.	16,483
1,356	United Fire Group, Inc.	28,110
801	Universal Health Realty Income Trust (REIT)	39,041
1,258	Universal Insurance Holdings, Inc.	5,774
1,130	Univest Corp. of Pennsylvania	19,007
1,671	Urstadt Biddle Properties, Inc., Class A (REIT)	31,398
2,270	ViewPoint Financial Group, Inc.	46,421
1,806	Virginia Commerce Bancorp, Inc.*	15,658
407	Virtus Investment Partners, Inc.*	46,748
766	Walker & Dunlop, Inc.*	12,601
2,406	Walter Investment Management Corp.*	101,726

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,038	Washington Banking Co.	$13,909
4,466	Washington Real Estate Investment Trust (REIT)	115,759
969	Washington Trust Bancorp, Inc.	24,438
491	Waterstone Financial, Inc.*	2,725
4,859	Webster Financial Corp.	101,164
1,574	WesBanco, Inc.	33,227
1,054	West Bancorp., Inc.	10,645
1,297	West Coast Bancorp/OR	28,288
1,876	Westamerica Bancorp.	79,843
4,905	Western Alliance Bancorp.*	49,835
1,259	Western Asset Mortgage Capital Corp. (REIT)	25,973
1,647	Westfield Financial, Inc.	11,480
448	Westwood Holdings Group, Inc.	17,911
932	Whitestone REIT (REIT)	13,095
4,162	Wilshire Bancorp, Inc.*	24,098
1,964	Winthrop Realty Trust (REIT)	22,016
2,446	Wintrust Financial Corp.	89,988
3,945	WisdomTree Investments, Inc.*	24,104
703	World Acceptance Corp.*	51,326
513	WSFS Financial Corp.	22,264
236	Zillow, Inc., Class A*	6,495
		17,576,659
	Health Care — 6.3%

1,461	Abaxis, Inc.*	55,138
2,251	Abiomed, Inc.*	30,051
1,551	Acadia Healthcare Co., Inc.*	35,595
3,794	Accretive Health, Inc.*	45,262
4,802	Accuray, Inc.*	30,157
4,004	Achillion Pharmaceuticals, Inc.*	31,191
2,700	Acorda Therapeutics, Inc.*	67,986
815	Acura Pharmaceuticals, Inc.*	1,491
1,682	Aegerion Pharmaceuticals, Inc.*	36,836
2,432	Affymax, Inc.*	59,438
4,756	Affymetrix, Inc.*	15,837
1,647	Agenus, Inc.*	7,132
864	Air Methods Corp.*	94,323
3,830	Akorn, Inc.*	51,667
4,839	Align Technology, Inc.*	132,540
8,246	Alkermes plc*	159,230
555	Almost Family, Inc.*	11,011
3,121	Alnylam Pharmaceuticals, Inc.*	52,963
3,682	Alphatec Holdings, Inc.*	6,296
1,438	AMAG Pharmaceuticals, Inc.*	21,613
2,029	Amedisys, Inc.*	21,244
2,030	Amicus Therapeutics, Inc.*	11,612
2,750	AMN Healthcare Services, Inc.*	30,057
1,731	Ampio Pharmaceuticals, Inc.*	6,439
2,130	Amsurg Corp.*	59,683
1,088	Anacor Pharmaceuticals, Inc.*	5,766
826	Analogic Corp.	60,851
1,654	AngioDynamics, Inc.*	17,433
793	Anika Therapeutics, Inc.*	9,381
7,203	Antares Pharma, Inc.*	28,812
14,603	Arena Pharmaceuticals, Inc.*	129,383
3,967	Arqule, Inc.*	10,552
6,003	Array BioPharma, Inc.*	23,592
1,863	ArthroCare Corp.*	62,392
1,304	Assisted Living Concepts, Inc., Class A	11,293
6,271	Astex Pharmaceuticals, Inc.*	17,433
2,414	athenahealth, Inc.*	153,748
982	AtriCure, Inc.*	6,629
106	Atrion Corp.	20,945
3,258	Auxilium Pharmaceuticals, Inc.*	62,358
9,138	AVANIR Pharmaceuticals, Inc., Class A*	24,124
2,621	AVEO Pharmaceuticals, Inc.*	17,037
725	BG Medicine, Inc.*	1,051
3,311	BioCryst Pharmaceuticals, Inc.*	5,695
1,433	BioDelivery Sciences International, Inc.*	6,090
1,656	Bio-Reference Labs, Inc.*	43,602
2	Biosante Pharmaceuticals, Inc.*	3
2,958	BioScrip, Inc.*	30,467
334	BioSpecifics Technologies Corp.*	4,452
2,053	BioTime, Inc.*	7,370
4,049	Cadence Pharmaceuticals, Inc.*	17,249
1,995	Cambrex Corp.*	21,885
1,428	Cantel Medical Corp.	39,184
1,896	Capital Senior Living Corp.*	33,768
1,129	Cardiovascular Systems, Inc.*	13,164
3,956	Celldex Therapeutics, Inc.*	23,499
284	Cempra, Inc.*	1,747
3,466	Centene Corp.*	152,192
4,419	Cepheid, Inc.*	143,264
3,664	Cerus Corp.*	11,835
1,295	Chemed Corp.	88,164
365	ChemoCentryx, Inc.*	4,325
778	Chindex International, Inc.*	7,975
920	Clovis Oncology, Inc.*	14,150
1,764	Codexis, Inc.*	3,775
746	Computer Programs & Systems, Inc.	37,352
2,113	Conceptus, Inc.*	43,972
1,905	CONMED Corp.	52,635
3,315	Corcept Therapeutics, Inc.*	4,774
578	Cornerstone Therapeutics, Inc.*	3,000
1,193	Coronado Biosciences, Inc.*	5,643
412	Corvel Corp.*	17,283
1,831	Cross Country Healthcare, Inc.*	7,342
1,856	CryoLife, Inc.	11,025
4,266	Cubist Pharmaceuticals, Inc.*	173,242
800	Cumberland Pharmaceuticals, Inc.*	3,584
5,322	Curis, Inc.*	17,829
1,854	Cyberonics, Inc.*	95,852
648	Cynosure, Inc., Class A*	14,593
3,680	Cytori Therapeutics, Inc.*	15,419
10,371	Dendreon Corp.*	46,151
3,754	Depomed, Inc.*	22,599
624	Derma Sciences, Inc.*	7,107
4,617	DexCom, Inc.*	60,390
2,921	Discovery Laboratories, Inc.*	6,280
582	Durata Therapeutics, Inc.*	5,290
1,510	Dusa Pharmaceuticals, Inc.*	12,035
6,654	Dyax Corp.*	21,759
11,728	Dynavax Technologies Corp.*	33,308
1,744	Emergent Biosolutions, Inc.*	26,195
2,069	Emeritus Corp.*	46,801
1,994	Endocyte, Inc.*	18,684
3,727	Endologix, Inc.*	54,638
1,171	Ensign Group, Inc. (The)	30,200
1,797	EnteroMedics, Inc.*	5,571
2,844	Enzon Pharmaceuticals, Inc.*	19,851
1,255	Epocrates, Inc.*	12,663
4,288	Exact Sciences Corp.*	42,065
579	Exactech, Inc.*	9,837
1,969	ExamWorks Group, Inc.*	24,278
12,345	Exelixis, Inc.*	60,367

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,865	Five Star Quality Care, Inc.*	$14,096
1,636	Fluidigm Corp.*	23,297
496	Furiex Pharmaceuticals, Inc.*	9,652
1,081	Genomic Health, Inc.*	29,900
2,049	Gentiva Health Services, Inc.*	21,105
8,895	Geron Corp.*	12,720
646	Globus Medical, Inc., Class A*	8,598
1,592	Greatbatch, Inc.*	35,947
533	Greenway Medical Technologies, Inc.*	10,362
1,781	GTx, Inc.*	7,071
1,707	Haemonetics Corp.*	138,318
6,043	Halozyme Therapeutics, Inc.*	37,648
2,298	Hanger, Inc.*	60,001
3,693	Hansen Medical, Inc.*	8,051
1,668	Harvard Bioscience, Inc.*	6,572
6,437	HealthSouth Corp.*	141,550
1,315	HealthStream, Inc.*	31,192
2,250	Healthways, Inc.*	24,345
953	HeartWare International, Inc.*	78,441
721	Hi-Tech Pharmacal Co., Inc.*	21,774
5,789	HMS Holdings Corp.*	134,131
2,386	Horizon Pharma, Inc.*	6,180
238	Hyperion Therapeutics, Inc.*	2,523
842	ICU Medical, Inc.*	49,585
6,067	Idenix Pharmaceuticals, Inc.*	31,063
3,442	ImmunoCellular Therapeutics Ltd.*	7,641
5,620	Immunogen, Inc.*	71,318
4,439	Immunomedics, Inc.*	14,160
4,513	Impax Laboratories, Inc.*	91,794
1,626	Infinity Pharmaceuticals, Inc.*	41,219
3,217	Insulet Corp.*	70,613
1,314	Integra LifeSciences Holdings Corp.*	50,931
4,405	InterMune, Inc.*	40,350
2,143	Invacare Corp.	30,281
1,116	IPC The Hospitalist Co., Inc.*	42,129
5,062	Ironwood Pharmaceuticals, Inc.*	54,670
6,747	Isis Pharmaceuticals, Inc.*	62,072
2,797	Jazz Pharmaceuticals plc*	150,702
4,795	Keryx Biopharmaceuticals, Inc.*	15,056
3,562	Kindred Healthcare, Inc.*	38,648
636	Landauer, Inc.	37,893
1,076	Lannett Co., Inc.*	5,337
14,241	Lexicon Pharmaceuticals, Inc.*	24,495
1,075	LHC Group, Inc.*	20,828
1,172	Ligand Pharmaceuticals, Inc., Class B*	23,124
2,808	Luminex Corp.*	48,354
1,840	Magellan Health Services, Inc.*	95,459
2,434	MAKO Surgical Corp.*	33,589
7,595	MannKind Corp.*	16,253
1,894	MAP Pharmaceuticals, Inc.*	30,190
3,362	Masimo Corp.	69,661
1,869	Maxygen, Inc.	4,897
3,928	MedAssets, Inc.*	63,241
3,713	Medicines Co. (The)*	79,718
3,870	Medicis Pharmaceutical Corp., Class A	167,378
1,496	Medidata Solutions, Inc.*	59,840
3,976	Merge Healthcare, Inc.*	13,002
2,779	Meridian Bioscience, Inc.	55,663
2,832	Merit Medical Systems, Inc.*	39,308
1,025	Merrimack Pharmaceuticals, Inc.*	7,319
2,974	Metropolitan Health Networks, Inc.*	33,428
2,017	Molina Healthcare, Inc.*	56,153
3,154	Momenta Pharmaceuticals, Inc.*	33,748
857	MWI Veterinary Supply, Inc.*	95,675
710	National Healthcare Corp.	31,758
170	National Research Corp.	9,143
1,984	Natus Medical, Inc.*	22,459
6,500	Navidea Biopharmaceuticals, Inc.*	17,680
7,719	Nektar Therapeutics*	50,405
1,586	Neogen Corp.*	72,242
4,466	Neurocrine Biosciences, Inc.*	33,406
854	NewLink Genetics Corp.*	10,274
7,805	Novavax, Inc.*	14,517
5,802	NPS Pharmaceuticals, Inc.*	59,354
2,908	NuVasive, Inc.*	42,224
3,315	NxStage Medical, Inc.*	39,846
1,262	Obagi Medical Products, Inc.*	17,239
1,739	Omeros Corp.*	13,008
2,262	Omnicell, Inc.*	34,541
979	OncoGenex Pharmaceutical, Inc.*	12,345
3,847	Oncothyreon, Inc.*	17,619
7,195	Opko Health, Inc.*	31,514
3,169	Optimer Pharmaceuticals, Inc.*	32,292
3,650	OraSure Technologies, Inc.*	28,105
4,063	Orexigen Therapeutics, Inc.*	19,177
1,261	Orthofix International N.V.*	46,972
1,109	Osiris Therapeutics, Inc.*	10,646
4,279	Owens & Minor, Inc.	117,159
2,497	Pacific Biosciences of California, Inc.*	4,195
1,242	Pacira Pharmaceuticals, Inc.*	21,176
2,557	Pain Therapeutics, Inc.*	8,131
1,315	Palomar Medical Technologies, Inc.*	11,927
4,034	PAREXEL International Corp.*	130,258
675	PDI, Inc.*	4,408
9,421	PDL BioPharma, Inc.	74,426
612	Pernix Therapeutics Holdings*	4,767
3,664	Pharmacyclics, Inc.*	194,375
1,987	PharMerica Corp.*	28,692
883	PhotoMedex, Inc.*	12,247
1,791	Pozen, Inc.*	9,940
2,037	Progenics Pharmaceuticals, Inc.*	4,807
878	Providence Service Corp. (The)*	12,222
3,397	PSS World Medical, Inc.*	96,611
2,664	Quality Systems, Inc.	48,511
3,620	Questcor Pharmaceuticals, Inc.	93,939
1,898	Quidel Corp.*	33,272
3,290	Raptor Pharmaceutical Corp.*	17,404
2,077	Repligen Corp.*	13,397
1,143	Repros Therapeutics, Inc.*	17,156
5,744	Rigel Pharmaceuticals, Inc.*	47,675
714	Rochester Medical Corp.*	7,897
1,405	Rockwell Medical Technologies, Inc.*	10,228
3,760	RTI Biologics, Inc.*	16,807
632	Sagent Pharmaceuticals, Inc.*	9,417
3,541	Sangamo Biosciences, Inc.*	20,290
3,686	Santarus, Inc.*	36,749
3,826	Sciclone Pharmaceuticals, Inc.*	16,796
6,402	Seattle Genetics, Inc.*	162,035
2,356	Select Medical Holdings Corp.*	26,010
7,715	Sequenom, Inc.*	37,572
2,368	SIGA Technologies, Inc.*	6,394

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,289	Skilled Healthcare Group, Inc., Class A*	$8,636
4,612	Solta Medical, Inc.*	11,530
2,309	Spectranetics Corp. (The)*	33,250
4,009	Spectrum Pharmaceuticals, Inc.*	47,467
2,446	Staar Surgical Co.*	14,138
3,893	STERIS Corp.	133,024
731	Sucampo Pharmaceuticals, Inc., Class A*	3,830
1,719	Sun Healthcare Group, Inc.*	14,543
1,817	Sunesis Pharmaceuticals, Inc.*	9,030
3,919	Sunrise Senior Living, Inc.*	56,590
227	Supernus Pharmaceuticals, Inc.*	1,814
862	SurModics, Inc.*	17,361
2,469	Symmetry Medical, Inc.*	24,073
703	Synageva BioPharma Corp.*	34,398
2,768	Synergy Pharmaceuticals, Inc.*	15,390
2,500	Synta Pharmaceuticals Corp.*	20,175
1,834	Targacept, Inc.*	7,868
1,912	Team Health Holdings, Inc.*	53,517
307	TESARO, Inc.*	5,683
4,086	Theravance, Inc.*	91,853
3,028	Threshold Pharmaceuticals, Inc.*	13,384
1,018	Tornier N.V.*	16,512
849	Transcept Pharmaceuticals, Inc.*	4,576
1,306	Triple-S Management Corp., Class B*	22,790
1,674	Trius Therapeutics, Inc.*	8,018
792	U.S. Physical Therapy, Inc.	21,162
5,410	Unilife Corp.*	12,335
2,530	Universal American Corp.	20,974
221	Utah Medical Products, Inc.	7,810
1,901	Vanda Pharmaceuticals, Inc.*	6,615
2,141	Vanguard Health Systems, Inc.*	22,630
1,100	Vascular Solutions, Inc.*	16,445
841	Ventrus Biosciences, Inc.*	2,086
426	Verastem, Inc.*	2,901
5,116	Vical, Inc.*	16,064
4,696	ViroPharma, Inc.*	116,414
6,715	Vivus, Inc.*	75,880
478	Vocera Communications, Inc.*	11,754
3,589	Volcano Corp.*	97,836
2,902	WellCare Health Plans, Inc.*	140,080
2,281	West Pharmaceutical Services, Inc.	123,242
2,648	Wright Medical Group, Inc.*	55,926
2,893	XenoPort, Inc.*	22,710
5,485	XOMA Corp.*	16,729
370	Young Innovations, Inc.	13,383
1,140	ZELTIQ Aesthetics, Inc.*	5,404
4,477	ZIOPHARM Oncology, Inc.*	19,609
3,671	Zogenix, Inc.*	9,691
		9,852,086
	Industrials — 7.8%

2,623	A. O. Smith Corp.	165,118
648	A.T. Cross Co., Class A*	6,350
1,252	AAON, Inc.	26,355
2,714	AAR Corp.	41,687
3,618	ABM Industries, Inc.	69,031
3,348	Acacia Research Corp.*	74,426
7,610	ACCO Brands Corp.*	51,291
3,187	Accuride Corp.*	9,784
1,807	Aceto Corp.	18,016
1,205	Acorn Energy, Inc.	9,809
4,906	Actuant Corp., Class A	141,146
2,852	Acuity Brands, Inc.	188,660
2,311	Advisory Board Co. (The)*	104,573
2,644	Aegion Corp.*	54,519
1,167	Aerovironment, Inc.*	23,818
3,580	Air Transport Services Group, Inc.*	13,568
3,956	Aircastle Ltd.	44,980
466	Alamo Group, Inc.	15,434
4,789	Alaska Air Group, Inc.*	204,730
1,860	Albany International Corp., Class A	40,009
1,007	Allegiant Travel Co.	74,538
1,814	Altra Holdings, Inc.	34,121
584	Amerco, Inc.	70,086
1,358	Ameresco, Inc., Class A*	12,765
637	American Railcar Industries, Inc.*	19,575
2,460	American Reprographics Co.*	6,199
567	American Science & Engineering, Inc.	36,220
2,632	American Superconductor Corp.*	7,317
652	American Woodmark Corp.*	18,523
574	Ampco-Pittsburgh Corp.	10,751
2,178	API Technologies Corp.*	5,728
1,904	Apogee Enterprises, Inc.	43,640
2,842	Applied Industrial Technologies, Inc.	113,765
663	Argan, Inc.	12,338
1,715	Arkansas Best Corp.	14,200
1,067	Asset Acceptance Capital Corp.*	6,029
661	Asta Funding, Inc.	6,108
1,352	Astec Industries, Inc.	39,140
813	Astronics Corp.*	16,341
2	Astronics Corp., Class B*	46
1,780	Atlas Air Worldwide Holdings, Inc.*	77,038
7,148	Avis Budget Group, Inc.*	135,383
1,700	AZZ, Inc.	64,804
3,654	Barnes Group, Inc.	77,063
471	Barrett Business Services, Inc.	15,661
3,156	Beacon Roofing Supply, Inc.*	97,331
3,065	Belden, Inc.	115,489
3,297	Blount International, Inc.*	47,048
1,626	BlueLinx Holdings, Inc.*	3,724
3,303	Brady Corp., Class A	105,498
3,277	Briggs & Stratton Corp.	66,490
3,183	Brink’s Co. (The)	87,405
3,028	Builders FirstSource, Inc.*	15,746
864	CAI International, Inc.*	17,280
20,105	Capstone Turbine Corp.*	19,417
621	Cascade Corp.	40,346
2,520	Casella Waste Systems, Inc., Class A*	11,138
2,558	CBIZ, Inc.*	14,862
923	CDI Corp.	15,248
483	Ceco Environmental Corp.	4,502
1,349	Celadon Group, Inc.	23,311
3,635	Cenveo, Inc.*	8,506
2,014	Chart Industries, Inc.*	121,807
1,172	CIRCOR International, Inc.	42,356
3,384	CLARCOR, Inc.	156,950
585	Coleman Cable, Inc.	5,400
1,307	Columbus McKinnon Corp.*	19,553
2,518	Comfort Systems USA, Inc.	27,220
1,644	Commercial Vehicle Group, Inc.*	13,168
77	Compx International, Inc.	1,016
536	Consolidated Graphics, Inc.*	18,245

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,256	Corporate Executive Board Co. (The)	$96,557
653	Courier Corp.	7,385
447	CPI Aerostructures, Inc.*	4,251
700	CRA International, Inc.*	12,376
1,071	Cubic Corp.	52,425
3,160	Curtiss-Wright Corp.	100,267
3,434	Deluxe Corp.	98,899
2,436	DigitalGlobe, Inc.*	60,754
2,060	Dolan Co. (The)*	7,066
1,490	Douglas Dynamics, Inc.	21,426
592	DXP Enterprises, Inc.*	28,588
2,264	Dycom Industries, Inc.*	40,661
908	Dynamic Materials Corp.	12,703
419	Eastern Co. (The)	6,189
994	Echo Global Logistics, Inc.*	17,465
1,009	Edgen Group, Inc.*	7,013
4,495	EMCOR Group, Inc.	147,661
1,475	Encore Capital Group, Inc.*	39,205
1,114	Encore Wire Corp.	34,913
2,959	Energy Recovery, Inc.*	9,232
5,340	EnergySolutions, Inc.*	17,462
1,660	EnerNOC, Inc.*	18,741
3,229	EnerSys*	112,498
1,762	Ennis, Inc.	26,818
535	Enphase Energy, Inc.*	1,493
1,386	EnPro Industries, Inc.*	54,442
1,800	ESCO Technologies, Inc.	66,060
2,065	Esterline Technologies Corp.*	126,254
903	Exponent, Inc.*	48,256
4,188	Federal Signal Corp.*	24,625
3,224	Flow International Corp.*	10,156
1,959	Forward Air Corp.	65,137
933	Franklin Covey Co.*	11,504
1,579	Franklin Electric Co., Inc.	94,045
806	FreightCar America, Inc.	16,950
2,827	FTI Consulting, Inc.*	87,383
10,192	FuelCell Energy, Inc.*	8,765
2,508	Furmanite Corp.*	11,110
1,268	G&K Services, Inc., Class A	42,985
2,103	Genco Shipping & Trading Ltd.*	5,636
4,020	GenCorp, Inc.*	36,984
1,666	Generac Holdings, Inc.	54,362
2,986	Genesee & Wyoming, Inc., Class A*	217,829
4,138	Geo Group, Inc. (The)	116,692
1,017	GeoEye, Inc.*	31,080
2,056	Gibraltar Industries, Inc.*	28,517
1,158	Global Power Equipment Group, Inc.	17,393
1,024	Gorman-Rupp Co. (The)	28,498
995	GP Strategies Corp.*	19,950
670	Graham Corp.	12,040
2,603	Granite Construction, Inc.	79,652
3,981	Great Lakes Dredge & Dock Corp.	35,152
1,539	Greenbrier Cos., Inc.*	29,410
3,064	Griffon Corp.	31,804
1,933	H&E Equipment Services, Inc.	30,058
786	Hardinge, Inc.	7,538
3,439	Hawaiian Holdings, Inc.*	21,459
4,522	Healthcare Services Group, Inc.	106,357
3,232	Heartland Express, Inc.	44,375
3,548	HEICO Corp.	146,107
1,211	Heidrick & Struggles International, Inc.	15,913
518	Heritage-Crystal Clean, Inc.*	7,760
3,929	Herman Miller, Inc.	82,980
6,707	Hexcel Corp.*	173,376
1,533	Hill International, Inc.*	5,335
3,067	HNI Corp.	91,335
1,201	Houston Wire & Cable Co.	13,475
2,499	Hub Group, Inc., Class A*	80,893
2,240	Hudson Global, Inc.*	9,834
434	Hurco Cos., Inc.*	10,420
1,544	Huron Consulting Group, Inc.*	50,859
2,364	Hyster-Yale Materials Handling, Inc.	98,059
1,341	ICF International, Inc.*	28,992
3,541	II-VI, Inc.*	60,587
2,139	InnerWorkings, Inc.*	27,828
1,528	Insperity, Inc.	46,146
1,191	Insteel Industries, Inc.	14,244
3,945	Interface, Inc.	57,952
370	International Shipholding Corp.	6,098
611	Intersections, Inc.	5,640
15,739	JetBlue Airways Corp.*	80,898
1,948	John Bean Technologies Corp.	31,733
786	Kadant, Inc.*	19,061
1,777	Kaman Corp.	64,398
2,158	Kaydon Corp.	49,699
1,805	Kelly Services, Inc., Class A	24,656
1,673	KEYW Holding Corp. (The)*	21,515
1,941	Kforce, Inc.*	24,961
2,195	Kimball International, Inc., Class B	27,394
3,895	Knight Transportation, Inc.	58,542
3,228	Knoll, Inc.	46,354
3,221	Korn/Ferry International*	46,447
2,702	Kratos Defense & Security Solutions, Inc.*	12,024
613	L.B. Foster Co., Class A	25,409
1,337	Layne Christensen Co.*	30,738
856	Lindsay Corp.	67,701
606	LMI Aerospace, Inc.*	12,023
1,314	LSI Industries, Inc.	8,961
1,151	Lydall, Inc.*	15,067
1,049	Marten Transport Ltd.	19,847
3,689	MasTec, Inc.*	84,257
1,668	McGrath RentCorp	46,737
6,498	Meritor, Inc.*	27,811
2,700	Metalico, Inc.*	4,509
988	Met-Pro Corp.	8,803
583	Michael Baker Corp.	11,339
1,261	Middleby Corp.*	160,639
746	Miller Industries, Inc.	10,668
1,859	Mine Safety Appliances Co.	71,906
1,052	Mistras Group, Inc.*	22,818
2,574	Mobile Mini, Inc.*	51,377
3,048	Moog, Inc., Class A*	112,044
1,336	Mueller Industries, Inc.	63,807
10,552	Mueller Water Products, Inc., Class A	58,880
909	Multi-Color Corp.	20,434
1,381	MYR Group, Inc.*	29,609
324	National Presto Industries, Inc.	24,870
3,491	Navigant Consulting, Inc.*	36,341
1,219	NCI Building Systems, Inc.*	15,957
443	NL Industries, Inc.	4,740
1,146	NN, Inc.*	9,306
522	Nortek, Inc.*	34,081
631	Northwest Pipe Co.*	12,999
4,932	Odyssey Marine Exploration, Inc.*	13,859

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,799	Old Dominion Freight Line, Inc.*	$160,479
185	Omega Flex, Inc.	2,396
2,893	On Assignment, Inc.*	57,657
3,972	Orbital Sciences Corp.*	51,993
1,826	Orion Marine Group, Inc.*	12,965
2,364	Pacer International, Inc.*	8,203
584	Park-Ohio Holdings Corp.*	12,223
267	Patrick Industries, Inc.*	4,640
429	Patriot Transportation Holding, Inc.*	11,090
10,428	Pendrell Corp.*	11,367
606	Performant Financial Corp.*	5,854
1,316	PGT, Inc.*	5,777
1,159	Pike Electric Corp.*	11,474
1,399	PMFG, Inc.*	9,695
1,152	Portfolio Recovery Associates, Inc.*	113,841
602	Powell Industries, Inc.*	24,104
158	Preformed Line Products Co.	8,867
2,014	Primoris Services Corp.	29,163
338	Proto Labs, Inc.*	12,330
1,696	Quad/Graphics, Inc.	27,475
1,439	Quality Distribution, Inc.*	9,627
2,476	Quanex Building Products Corp.	51,798
1,190	Rand Logistics, Inc.*	7,640
2,442	Raven Industries, Inc.	63,468
1,494	RBC Bearings, Inc.*	69,605
3,262	Republic Airways Holdings, Inc.*	18,952
2,862	Resources Connection, Inc.	33,228
1,940	Rexnord Corp.*	41,477
863	Roadrunner Transportation Systems, Inc.*	15,543
2,594	Robbins & Myers, Inc.	154,084
1,424	RPX Corp.*	12,930
2,240	Rush Enterprises, Inc., Class A*	42,896
1,079	Saia, Inc.*	23,371
786	Sauer-Danfoss, Inc.	41,289
797	Schawk, Inc.	9,572
21	Seaboard Corp.*	49,568
740	SeaCube Container Leasing Ltd.	13,594
169	SIFCO Industries, Inc.	2,587
2,694	Simpson Manufacturing Co., Inc.	88,121
3,431	SkyWest, Inc.	39,765
2,802	Spirit Airlines, Inc.*	47,018
1,055	Standard Parking Corp.*	23,474
851	Standex International Corp.	41,920
5,124	Steelcase, Inc., Class A	59,643
1,100	Sterling Construction Co., Inc.*	10,153
1,391	Sun Hydraulics Corp.	36,361
5,319	Swift Transportation Co.*	44,999
7,586	Swisher Hygiene, Inc.*	10,848
2,622	Sykes Enterprises, Inc.*	38,439
713	Sypris Solutions, Inc.	2,909
1,967	TAL International Group, Inc.	66,976
3,740	Taser International, Inc.*	30,892
1,341	Team, Inc.*	48,169
2,475	Teledyne Technologies, Inc.*	155,925
1,269	Tennant Co.	48,400
4,272	Tetra Tech, Inc.*	110,047
931	Textainer Group Holdings Ltd.	28,098
991	Thermon Group Holdings, Inc.*	24,507
3,215	Titan International, Inc.	65,361
1,138	Titan Machinery, Inc.*	25,195
867	TMS International Corp., Class A*	9,537
1,030	TRC Cos., Inc.*	5,500
1,005	Trex Co., Inc.*	40,813
2,169	Trimas Corp.*	56,177
2,721	TrueBlue, Inc.*	38,774
2,405	Tutor Perini Corp.*	30,928
574	Twin Disc, Inc.	9,792
976	UniFirst Corp.	68,876
2,740	United Stationers, Inc.	84,091
1,328	Universal Forest Products, Inc.	50,012
369	Universal Truckload Services, Inc.	5,723
10,932	US Airways Group, Inc.*	140,913
1,234	US Ecology, Inc.	26,975
4,990	USG Corp.*	133,882
1,364	Viad Corp.	30,663
1,323	Vicor Corp.*	7,078
277	VSE Corp.	6,377
4,601	Wabash National Corp.*	37,222
472	WageWorks, Inc.*	8,718
1,980	Watsco, Inc.	141,946
1,892	Watts Water Technologies, Inc., Class A	77,364
2,978	Werner Enterprises, Inc.	64,593
1,187	Wesco Aircraft Holdings, Inc.*	15,146
367	Willis Lease Finance Corp.*	5,259
4,657	Woodward, Inc.	170,306
1,187	XPO Logistics, Inc.*	18,838
1,810	Zipcar, Inc.*	14,715
		12,173,557
	Information Technology — 8.5%

3,152	3D Systems Corp.*	140,926
3,739	Accelrys, Inc.*	32,941
2,677	ACI Worldwide, Inc.*	115,405
2,616	Active Network, Inc. (The)*	14,022
3,320	Actuate Corp.*	17,696
5,173	Acxiom Corp.*	91,510
4,291	ADTRAN, Inc.	84,275
2,676	Advanced Energy Industries, Inc.*	34,226
2,125	Advent Software, Inc.*	47,302
1,332	Aeroflex Holding Corp.*	8,631
985	Agilysys, Inc.*	8,038
1,158	Alpha & Omega Semiconductor Ltd.*	10,075
182	Ambient Corp.*	661
1,579	American Software, Inc., Class A	12,743
4,972	Amkor Technology, Inc.*	21,131
4,745	ANADIGICS, Inc.*	8,588
936	Anaren, Inc.*	18,243
1,949	Ancestry.com, Inc.*	61,588
2,396	Angie’s List, Inc.*	26,620
1,899	Anixter International, Inc.	115,991
4,182	Applied Micro Circuits Corp.*	28,563
7,614	Arris Group, Inc.*	106,368
7,530	Aruba Networks, Inc.*	146,684
6,302	Aspen Technology, Inc.*	163,789
2,150	ATMI, Inc.*	42,828
408	Audience, Inc.*	3,529
538	AVG Technologies NV*	7,408
4,127	Aviat Networks, Inc.*	11,349
2,011	Avid Technology, Inc.*	13,132
816	Aware, Inc.	5,467
7,248	Axcelis Technologies, Inc.*	7,176
2,177	AXT, Inc.*	6,139
978	Badger Meter, Inc.	44,069
3,111	Bankrate, Inc.*	37,425
699	Bazaarvoice, Inc.*	6,836
714	Bel Fuse, Inc., Class B	11,345
3,883	Benchmark Electronics, Inc.*	60,342

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,180	Black Box Corp.	$29,087
3,039	Blackbaud, Inc.	67,891
2,696	Blucora, Inc.*	39,766
2,354	Bottomline Technologies, Inc.*	57,697
399	Brightcove, Inc.*	3,878
1,851	BroadSoft, Inc.*	58,547
4,466	Brooks Automation, Inc.	34,388
1,587	Cabot Microelectronics Corp.	51,768
1,526	CACI International, Inc., Class A*	78,055
1,934	CalAmp Corp.*	16,768
2,644	Calix, Inc.*	19,513
2,334	Callidus Software, Inc.*	9,826
760	Carbonite, Inc.*	7,250
2,972	Cardtronics, Inc.*	68,178
626	Cass Information Systems, Inc.	29,416
3,349	Cavium, Inc.*	117,985
1,563	CEVA, Inc.*	23,617
2,722	Checkpoint Systems, Inc.*	23,545
4,906	CIBER, Inc.*	14,914
6,678	Ciena Corp.*	99,369
4,343	Cirrus Logic, Inc.*	136,023
2,885	Cognex Corp.	103,341
1,594	Coherent, Inc.*	73,722
1,641	Cohu, Inc.	15,918
3,008	CommVault Systems, Inc.*	199,611
1,029	Computer Task Group, Inc.*	18,769
2,380	comScore, Inc.*	31,678
1,210	Comtech Telecommunications Corp.	30,928
14,753	Comverse Technology, Inc.*	52,521
1,477	Comverse, Inc.*	42,493
2,048	Constant Contact, Inc.*	27,279
7,858	Convergys Corp.	122,663
2,266	Cornerstone OnDemand, Inc.*	63,539
1,899	CoStar Group, Inc.*	164,947
2,494	Cray, Inc.*	35,465
2,289	CSG Systems International, Inc.*	42,530
2,294	CTS Corp.	20,325
2,084	Cymer, Inc.*	182,767
2,432	Daktronics, Inc.	25,439
1,028	Datalink Corp.*	8,882
2,858	DealerTrack Holdings, Inc.*	76,852
2,018	Demand Media, Inc.*	17,960
440	Demandware, Inc.*	12,052
3,073	Dice Holdings, Inc.*	26,428
1,735	Digi International, Inc.*	16,916
478	Digimarc Corp.	8,876
2,485	Digital River, Inc.*	36,306
2,391	Diodes, Inc.*	36,200
1,472	DSP Group, Inc.*	8,714
1,232	DTS, Inc.*	18,825
316	E2open, Inc.*	4,459
7,152	EarthLink, Inc.	47,203
1,903	Ebix, Inc.	31,989
2,557	Echelon Corp.*	7,645
1,263	Electro Rent Corp.	19,842
1,543	Electro Scientific Industries, Inc.	16,726
3,126	Electronics for Imaging, Inc.*	57,393
1,694	Ellie Mae, Inc.*	42,045
623	Eloqua, Inc.*	11,245
5,846	Emulex Corp.*	42,968
9,244	Entegris, Inc.*	82,826
5,926	Entropic Communications, Inc.*	30,756
1,397	Envestnet, Inc.*	19,418
523	Envivio, Inc.*	847
328	EPAM Systems, Inc.*	6,747
2,123	EPIQ Systems, Inc.	25,455
268	ePlus, Inc.*	10,838
3,417	Euronet Worldwide, Inc.*	76,062
421	Exa Corp.*	5,233
657	ExactTarget, Inc.*	13,541
2,505	Exar Corp.*	20,541
1,573	ExlService Holdings, Inc.*	42,235
6,341	Extreme Networks*	22,828
1,486	Fabrinet*	18,456
2,308	Fair Isaac Corp.	98,829
2,132	FalconStor Software, Inc.*	5,095
1,139	FARO Technologies, Inc.*	40,184
2,555	FEI Co.	140,602
6,148	Finisar Corp.*	83,428
4,056	First Solar, Inc.*	109,471
3,341	FormFactor, Inc.*	14,801
949	Forrester Research, Inc.	26,581
4,429	Global Cash Access Holdings, Inc.*	34,856
1,552	Globecomm Systems, Inc.*	18,438
3,640	Glu Mobile, Inc.*	10,410
1,964	GSI Group, Inc.*	14,907
1,388	GSI Technology, Inc.*	7,828
7,970	GT Advanced Technologies, Inc.*	26,859
962	Guidance Software, Inc.*	10,726
1,305	Guidewire Software, Inc.*	39,019
1,656	Hackett Group, Inc. (The)*	5,895
7,919	Harmonic, Inc.*	36,269
2,610	Heartland Payment Systems, Inc.	77,334
2,166	Higher One Holdings, Inc.*	19,147
2,122	Hittite Microwave Corp.*	128,763
2,165	iGATE Corp.*	32,453
2,081	Imation Corp.*	8,907
1,893	Immersion Corp.*	12,437
655	Imperva, Inc.*	20,148
7,390	Infinera Corp.*	41,236
523	Infoblox, Inc.*	9,916
1,494	Innodata, Inc.*	5,528
1,574	Inphi Corp.*	12,277
2,991	Insight Enterprises, Inc.*	50,668
9,582	Integrated Device Technology, Inc.*	60,079
1,840	Integrated Silicon Solution, Inc.*	16,118
989	Interactive Intelligence Group, Inc.*	31,767
2,987	InterDigital, Inc.	127,485
4,040	Intermec, Inc.*	30,502
932	Intermolecular, Inc.*	6,524
3,573	Internap Network Services Corp.*	21,331
4,660	International Rectifier Corp.*	79,593
8,583	Intersil Corp., Class A	61,197
1,567	Intevac, Inc.*	7,412
2,455	IntraLinks Holdings, Inc.*	16,178
2,451	InvenSense, Inc.*	24,633
3,497	Ipass, Inc.*	6,400
2,840	Ixia*	42,657
1,652	IXYS Corp.	13,381
3,115	j2 Global, Inc.	94,198
2,866	JDA Software Group, Inc.*	127,996
1,090	Jive Software, Inc.*	15,761
3,023	Kemet Corp.*	13,362
1,841	Kenexa Corp.*	84,539
705	Key Tronic Corp.*	7,149
1,057	Keynote Systems, Inc.	14,386
4,065	KIT Digital, Inc.*	3,069
4,500	Kopin Corp.*	14,445

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
994	KVH Industries, Inc.*	$12,584
7,945	Lattice Semiconductor Corp.*	31,462
4,051	Limelight Networks, Inc.*	7,859
3,791	Lionbridge Technologies, Inc.*	15,581
1,587	Liquidity Services, Inc.*	65,162
1,460	Littelfuse, Inc.	84,257
3,706	LivePerson, Inc.*	48,882
1,486	LogMeIn, Inc.*	31,800
740	Loral Space & Communications, Inc.	62,952
3,301	LTX-Credence Corp.*	18,750
409	M/A-COM Technology Solutions Holdings, Inc.*	5,775
1,368	Manhattan Associates, Inc.*	78,304
1,557	Mantech International Corp., Class A	38,894
1,526	Marchex, Inc., Class B	6,348
1,485	Market Leader, Inc.*	9,875
684	Mattersight Corp.*	3,495
3,938	Mattson Technology, Inc.*	3,347
2,287	MAXIMUS, Inc.	144,058
1,491	MaxLinear, Inc., Class A*	8,007
1,962	Maxwell Technologies, Inc.*	14,224
1,018	Measurement Specialties, Inc.*	31,609
1,245	MeetMe, Inc.*	4,370
15,545	MEMC Electronic Materials, Inc.*	45,547
6,273	Mentor Graphics Corp.*	93,656
2,085	Mercury Systems, Inc.*	18,327
175	Mesa Laboratories, Inc.	8,290
2,494	Methode Electronics, Inc.	22,521
3,271	Micrel, Inc.	31,434
5,984	Microsemi Corp.*	114,534
574	MicroStrategy, Inc., Class A*	50,793
768	Millennial Media, Inc.*	10,560
2,432	Mindspeed Technologies, Inc.*	8,828
3,221	MIPS Technologies, Inc.*	24,286
3,538	MKS Instruments, Inc.	85,796
2,657	ModusLink Global Solutions, Inc.*	8,848
1,445	MoneyGram International, Inc.*	17,354
2,055	Monolithic Power Systems, Inc.*	43,484
2,463	Monotype Imaging Holdings, Inc.	37,709
8,167	Monster Worldwide, Inc.*	44,428
2,265	MoSys, Inc.*	7,248
2,644	Move, Inc.*	19,909
1,083	MTS Systems Corp.	52,363
590	Multi-Fineline Electronix, Inc.*	10,083
1,582	Nanometrics, Inc.*	22,876
1,514	Neonode, Inc.*	5,874
1,317	NeoPhotonics Corp.*	7,072
2,557	NETGEAR, Inc.*	89,137
2,473	Netscout Systems, Inc.*	62,122
2,573	Newport Corp.*	32,780
4,341	NIC, Inc.	65,158
674	Numerex Corp., Class A*	7,603
325	NVE Corp.*	17,257
4,918	Oclaro, Inc.*	9,049
4,535	OCZ Technology Group, Inc.*	7,573
3,527	OmniVision Technologies, Inc.*	53,258
1,520	OpenTable, Inc.*	68,233
1,284	Oplink Communications, Inc.*	19,902
1,006	OPNET Technologies, Inc.	41,789
1,337	OSI Systems, Inc.*	81,931
8,053	Parametric Technology Corp.*	162,993
1,400	Park Electrochemical Corp.	34,118
5,110	Parkervision, Inc.*	11,651
601	PC Connection, Inc.	6,371
1,243	PC-Tel, Inc.	8,030
1,625	PDF Solutions, Inc.*	22,555
1,158	Pegasystems, Inc.	23,554
426	Peregrine Semiconductor Corp.*	7,212
2,151	Perficient, Inc.*	23,424
1,591	Pericom Semiconductor Corp.*	11,964
891	Pervasive Software, Inc.*	7,841
4,067	Photronics, Inc.*	20,945
2,863	Plantronics, Inc.	96,283
2,356	Plexus Corp.*	54,541
3,013	PLX Technology, Inc.*	13,830
1,912	Power Integrations, Inc.	59,482
4,518	Power-One, Inc.*	18,750
1,410	PRGX Global, Inc.*	9,010
1,297	Procera Networks, Inc.*	26,783
4,233	Progress Software Corp.*	85,126
427	Proofpoint, Inc.*	4,697
1,471	PROS Holdings, Inc.*	26,081
421	QAD, Inc., Class A*	5,549
5,749	QLIK Technologies, Inc.*	111,416
6,563	QLogic Corp.*	62,217
15,780	Quantum Corp.*	18,936
2,964	QuickLogic Corp.*	6,106
2,201	QuinStreet, Inc.*	13,756
1,542	Radisys Corp.*	3,470
7,436	Rambus, Inc.*	36,362
2,961	RealD, Inc.*	31,268
1,472	RealNetworks, Inc.*	10,701
2,414	RealPage, Inc.*	47,773
2,406	Responsys, Inc.*	15,687
18,733	RF Micro Devices, Inc.*	80,927
866	Richardson Electronics Ltd.	9,483
1,922	Rofin-Sinar Technologies, Inc.*	40,650
1,095	Rogers Corp.*	48,651
719	Rosetta Stone, Inc.*	9,189
1,145	Rubicon Technology, Inc.*	7,351
2,165	Rudolph Technologies, Inc.*	23,945
2,006	Saba Software, Inc.*	15,687
5,488	Sanmina Corp.*	51,697
919	Sapiens International Corp. NV*	3,409
8,297	Sapient Corp.*	87,865
1,858	ScanSource, Inc.*	54,904
1,203	SciQuest, Inc.*	19,597
1,925	Seachange International, Inc.*	17,806
4,413	Semtech Corp.*	120,696
3,343	ServiceSource International, Inc.*	17,150
3,247	ShoreTel, Inc.*	14,027
2,216	Sigma Designs, Inc.*	12,742
2,151	Silicon Graphics International Corp.*	18,047
5,607	Silicon Image, Inc.*	26,129
14,327	Sonus Networks, Inc.*	23,926
1,991	Sourcefire, Inc.*	98,017
3,248	Spansion, Inc., Class A*	38,067
773	Spark Networks, Inc.*	4,646
834	SPS Commerce, Inc.*	30,741
2,281	SS&C Technologies Holdings, Inc.*	53,809
954	Stamps.com, Inc.*	24,203
2,388	STEC, Inc.*	11,725
2,038	STR Holdings, Inc.*	4,830
1,434	Stratasys, Inc.*	107,478
2,678	SunPower Corp.*	12,319
1,962	Super Micro Computer, Inc.*	18,305
695	Supertex, Inc.*	12,635
3,280	Support.com, Inc.*	14,432

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,381	Sycamore Networks, Inc.	$3,715
2,803	Symmetricom, Inc.*	16,678
454	Synacor, Inc.*	2,897
2,268	Synaptics, Inc.*	60,601
1,862	Synchronoss Technologies, Inc.*	34,000
1,770	SYNNEX Corp.*	58,445
1,039	Syntel, Inc.	62,506
5,266	Take-Two Interactive Software, Inc.*	65,140
2,009	Tangoe, Inc.*	26,197
1,039	TechTarget, Inc.*	5,642
1,117	TeleNav, Inc.*	9,037
1,546	TeleTech Holdings, Inc.*	26,313
24,664	Tellabs, Inc.	87,804
1,116	Telular Corp.	11,182
363	Tessco Technologies, Inc.	7,903
3,495	Tessera Technologies, Inc.	56,794
8,398	TiVo, Inc.*	98,257
1,647	TNS, Inc.*	24,046
480	Travelzoo, Inc.*	8,429
11,350	TriQuint Semiconductor, Inc.*	57,431
3,580	TTM Technologies, Inc.*	32,292
2,027	Tyler Technologies, Inc.*	95,107
705	Ubiquiti Networks, Inc.*	8,284
1,793	Ultimate Software Group, Inc.*	169,456
1,568	Ultra Clean Holdings*	7,558
1,765	Ultratech, Inc.*	57,927
2,951	Unisys Corp.*	50,993
6,102	United Online, Inc.	34,903
2,675	Universal Display Corp.*	63,879
5,844	Unwired Planet, Inc.*	8,006
5,057	ValueClick, Inc.*	95,426
1,898	VASCO Data Security International, Inc.*	14,254
2,617	Veeco Instruments, Inc.*	74,480
1,468	Verint Systems, Inc.*	40,766
2,527	ViaSat, Inc.*	96,607
259	Viasystems Group, Inc.*	3,038
2,826	VirnetX Holding Corp.*	97,412
1,254	Virtusa Corp.*	19,638
829	Vishay Precision Group, Inc.*	10,114
2,301	Vistaprint N.V.*	71,435
1,389	Vocus, Inc.*	23,696
1,709	Volterra Semiconductor Corp.*	30,010
2,361	Web.com Group, Inc.*	35,675
3,412	WebMD Health Corp.*	47,939
2,506	Websense, Inc.*	34,984
3,274	Westell Technologies, Inc., Class A*	6,384
2,618	WEX, Inc.*	188,391
1,764	XO Group, Inc.*	13,936
569	Yelp, Inc.*	10,760
4,106	Zix Corp.*	11,250
1,098	Zygo Corp.*	16,239
		13,305,590
	Materials — 2.6%

1,988	A. Schulman, Inc.	52,046
1,125	A.M. Castle & Co.*	14,355
606	ADA-ES, Inc.*	9,908
281	AEP Industries, Inc.*	17,000
7,446	AK Steel Holding Corp.	29,858
1,699	AMCOL International Corp.	51,293
1,875	American Vanguard Corp.	62,381
1,344	Arabian American Development Co.*	10,927
1,971	Balchem Corp.	70,463
6,768	Boise, Inc.	55,498
2,654	Buckeye Technologies, Inc.	73,569
3,834	Calgon Carbon Corp.*	51,912
3,467	Century Aluminum Co.*	26,939
430	Chase Corp.	7,417
6,645	Chemtura Corp.*	135,026
1,574	Clearwater Paper Corp.*	62,566
6,054	Coeur d’Alene Mines Corp.*	140,816
734	Deltic Timber Corp.	50,683
3,292	Eagle Materials, Inc.	175,200
5,830	Ferro Corp.*	16,732
3,332	Flotek Industries, Inc.*	38,485
1,299	FutureFuel Corp.	14,744
4,516	General Moly, Inc.*	16,935
2,306	Georgia Gulf Corp.	105,753
4,140	Globe Specialty Metals, Inc.	57,380
3,525	Gold Reserve, Inc.*	11,632
2,010	Gold Resource Corp.	31,879
2,226	Golden Minerals Co.*	8,882
17,434	Golden Star Resources Ltd.*	31,730
11,279	Graphic Packaging Holding Co.*	73,201
541	GSE Holding, Inc.*	3,792
3,360	H.B. Fuller Co.	110,376
362	Handy & Harman Ltd.*	5,093
616	Hawkins, Inc.	24,640
828	Haynes International, Inc.	38,535
4,114	Headwaters, Inc.*	31,266
19,214	Hecla Mining Co.	111,441
2,950	Horsehead Holding Corp.*	27,435
1,468	Innophos Holdings, Inc.	70,332
1,554	Innospec, Inc.*	49,464
1,299	Kaiser Aluminum Corp.	79,070
2,721	KapStone Paper and Packaging Corp.*	59,644
526	KMG Chemicals, Inc.	9,584
1,397	Koppers Holdings, Inc.	49,440
2,171	Kraton Performance Polymers, Inc.*	50,997
1,720	Landec Corp.*	17,303
9,262	Louisiana-Pacific Corp.*	161,344
1,264	LSB Industries, Inc.*	42,256
1,375	Materion Corp.	28,187
14,621	McEwen Mining, Inc.*	54,098
784	Metals USA Holdings Corp.	12,262
8,609	Midway Gold Corp.*	12,914
1,195	Minerals Technologies, Inc.	88,430
2,257	Myers Industries, Inc.	33,562
1,066	Neenah Paper, Inc.	29,912
2,244	Noranda Aluminum Holding Corp.	13,307
5,394	Olin Corp.	111,818
614	Olympic Steel, Inc.	12,139
2,181	OM Group, Inc.*	43,555
3,111	OMNOVA Solutions, Inc.*	23,084
2,880	P. H. Glatfelter Co.	48,931
8,794	Paramount Gold and Silver Corp.*	20,402
6,034	PolyOne Corp.	121,525
873	Quaker Chemical Corp.	42,498
5,455	Resolute Forest Products*	63,878
1,717	Revett Minerals, Inc.*	5,700
2,042	RTI International Metals, Inc.*	50,642
1,700	Schnitzer Steel Industries, Inc., Class A	47,923
2,102	Schweitzer-Mauduit International, Inc.	78,762
3,362	Sensient Technologies Corp.	121,704

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,074	Spartech Corp.*	$18,417
565	Stepan Co.	56,472
7,796	Stillwater Mining Co.*	89,498
4,716	SunCoke Energy, Inc.*	76,635
1,520	Texas Industries, Inc.*	70,558
872	TPC Group, Inc.*	41,882
1,626	Tredegar Corp.	30,650
791	U.S. Silica Holdings, Inc.*	11,485
370	UFP Technologies, Inc.*	6,153
117	United States Lime & Minerals, Inc.*	5,140
461	Universal Stainless & Alloy*	15,909
3,620	US Antimony Corp.*	7,131
3,918	Vista Gold Corp.*	11,597
2,969	Wausau Paper Corp.	24,910
3,518	Worthington Industries, Inc.	82,884
1,494	Zep, Inc.	18,526
1,853	Zoltek Cos., Inc.*	13,064
		4,093,366
	Telecommunication Services — 0.3%

4,762	8x8, Inc.*	31,429
606	Atlantic Tele-Network, Inc.	22,349
1,063	Boingo Wireless, Inc.*	7,537
1,828	Cbeyond, Inc.*	13,582
13,281	Cincinnati Bell, Inc.*	70,788
3,154	Cogent Communications Group, Inc.	66,676
2,696	Consolidated Communications Holdings, Inc.	40,548
1,392	Fairpoint Communications, Inc.*	10,426
2,483	General Communication, Inc., Class A*	20,932
690	Hawaiian Telcom Holdco, Inc.*	12,385
908	HickoryTech Corp.	8,826
1,019	IDT Corp., Class B	9,344
2,517	inContact, Inc.*	13,088
3,348	Iridium Communications, Inc.*	20,657
3,627	Leap Wireless International, Inc.*	23,576
1,024	Lumos Networks Corp.	10,025
1,016	magicJack VocalTec Ltd.*	17,485
1,892	Neutral Tandem, Inc.	5,089
1,000	NTELOS Holdings Corp.	12,900
2,407	ORBCOMM, Inc.*	8,136
3,371	Premiere Global Services, Inc.*	28,620
818	Primus Telecommunications Group, Inc.	9,276
1,607	Shenandoah Telecommunications Co.	22,337
3,198	Towerstream Corp.*	10,809
1,491	USA Mobility, Inc.	17,236
10,718	Vonage Holdings Corp.*	26,045
		540,101
	Utilities — 1.8%

2,569	ALLETE, Inc.	100,731
1,732	American DG Energy, Inc.*	3,568
1,270	American States Water Co.	57,785
503	Artesian Resources Corp., Class A	10,447
7,656	Atlantic Power Corp.	90,341
3,952	Avista Corp.	93,702
2,970	Black Hills Corp.	105,999
875	Cadiz, Inc.*	7,481
2,823	California Water Service Group	50,814
1,005	CH Energy Group, Inc.	65,536
646	Chesapeake Utilities Corp.	29,070
4,103	Cleco Corp.	165,310
583	Connecticut Water Service, Inc.	17,980
982	Consolidated Water Co., Ltd.	7,630
457	Delta Natural Gas Co., Inc.	9,314
2,697	El Paso Electric Co.	85,899
2,840	Empire District Electric Co. (The)	56,800
949	Genie Energy Ltd., Class B	6,482
52,051	GenOn Energy, Inc.*	132,730
3,374	IDACORP, Inc.	144,104
1,514	Laclede Group, Inc. (The)	61,635
1,557	MGE Energy, Inc.	78,706
1,058	Middlesex Water Co.	19,795
2,799	New Jersey Resources Corp.	113,583
1,805	Northwest Natural Gas Co.	79,167
2,451	NorthWestern Corp.	85,025
1,196	Ormat Technologies, Inc.	22,030
2,436	Otter Tail Corp.	59,024
4,828	Piedmont Natural Gas Co., Inc.	148,992
5,365	PNM Resources, Inc.	113,362
5,085	Portland General Electric Co.	137,448
948	SJW Corp.	23,188
2,047	South Jersey Industries, Inc.	102,289
3,106	Southwest Gas Corp.	130,266
3,411	UIL Holdings Corp.	122,353
926	Unitil Corp.	23,891
2,711	UNS Energy Corp.	115,434
3,471	WGL Holdings, Inc.	135,577
864	York Water Co.	15,060
		2,828,548
	Total Common Stocks (Cost $77,111,736)	79,077,184

	Investment Company (a) — 0.1%
	Financials — 0.1%

576	Firsthand Technology Value Fund, Inc.*	10,478

	Total Investment Company (Cost $9,350)	10,478

No. of Warrants
	Warrants — 0.0%‡
1,514	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*	38
	Total Warrants (Cost $—)	38

Principal Amount
	U.S. Government & Agency Securities (a) — 19.2%
	Federal Home Loan Bank
$14,769,961	0.00%, due 12/03/12	14,769,961
	U.S. Treasury Bill
15,306,000	0.00%, due 02/07/13	15,302,824
	Total U.S. Government & Agency Securities (Cost $30,072,785)	30,072,785

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 24.6%
$38,583,227	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $38,583,886	$38,583,227
	Total Repurchase Agreements (Cost $38,583,227)	38,583,227

	Total Investment Securities (Cost $145,777,098) — 94.4%	147,743,712
	Other assets less liabilities — 5.6%	8,845,284
	Net Assets — 100.0%	$156,588,996

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $35,654,085.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,019,433
Aggregate gross unrealized depreciation	(3,100,172)
Net unrealized appreciation	$1,919,261
Federal income tax cost of investments	$145,824,451

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	409	12/21/12	$33,578,900	$656,218

Cash collateral in the amount of $1,768,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$10,286,685	$(3,934,992)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	48,169,727	2,573,387

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	22,875,030	(76,159)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	45,599,626	883,983

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	3,211,996	(4,313,972)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	22,603,678	2,075,635

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	47,698,326	5,545,629

		$2,753,511

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra SmallCap600

Shares		Value
	Common Stocks (a) — 36.0%
	Consumer Discretionary — 5.5%

436	American Greetings Corp., Class A	$7,517
249	American Public Education, Inc.*	8,561
362	Arbitron, Inc.	13,166
182	Arctic Cat, Inc.*	6,849
234	Big 5 Sporting Goods Corp.	3,276
17	Biglari Holdings, Inc.*	6,179
341	BJ’s Restaurants, Inc.*	11,693
171	Blue Nile, Inc.*	6,727
158	Blyth, Inc.	2,547
779	Boyd Gaming Corp.*	4,284
563	Brown Shoe Co., Inc.	10,725
1,237	Brunswick Corp.	31,877
378	Buckle, Inc. (The)	19,335
257	Buffalo Wild Wings, Inc.*	18,617
984	Callaway Golf Co.	6,632
163	Capella Education Co.*	4,510
707	Career Education Corp.*	2,114
372	Cato Corp. (The), Class A	10,810
233	CEC Entertainment, Inc.	7,293
333	Children’s Place Retail Stores, Inc. (The)*	16,187
512	Christopher & Banks Corp.*	2,340
433	Coinstar, Inc.*	20,368
276	Coldwater Creek, Inc.*	1,579
1,076	Corinthian Colleges, Inc.*	2,389
322	Cracker Barrel Old Country Store, Inc.	19,787
1,249	Crocs, Inc.*	16,674
352	Digital Generation, Inc.*	3,738
213	DineEquity, Inc.*	13,430
259	Drew Industries, Inc.*	8,407
392	E.W. Scripps Co. (The), Class A*	3,991
359	Ethan Allen Interiors, Inc.	10,415
1,565	Fifth & Pacific Cos., Inc.*	18,858
702	Finish Line, Inc. (The), Class A	14,482
467	Fred’s, Inc., Class A	6,211
336	Genesco, Inc.*	18,591
296	Group 1 Automotive, Inc.	17,985
601	Harte-Hanks, Inc.	3,179
272	Haverty Furniture Cos., Inc.	4,556
439	Helen of Troy Ltd.*	13,548
362	Hibbett Sports, Inc.*	19,454
866	Hillenbrand, Inc.	18,325
585	Hot Topic, Inc.	5,838
944	Iconix Brand Group, Inc.*	19,031
533	Interval Leisure Group, Inc.	10,036
358	iRobot Corp.*	6,745
617	Jack in the Box, Inc.*	16,998
286	JAKKS Pacific, Inc.	3,569
387	JoS. A. Bank Clothiers, Inc.*	16,680
208	Kirkland’s, Inc.*	1,891
335	K-Swiss, Inc., Class A*	1,035
723	La-Z-Boy, Inc.*	10,787
297	Lincoln Educational Services Corp.	1,149
288	Lithia Motors, Inc., Class A	10,305
1,950	Live Nation Entertainment, Inc.*	17,121
375	Lumber Liquidators Holdings, Inc.*	20,130
283	M/I Homes, Inc.*	6,229
326	Maidenform Brands, Inc.*	5,989
276	Marcus Corp.	3,268
328	MarineMax, Inc.*	2,709
395	Marriott Vacations Worldwide Corp.*	15,725
660	Men’s Wearhouse, Inc. (The)	21,410
426	Meritage Homes Corp.*	14,919
132	Monarch Casino & Resort, Inc.*	1,250
403	Monro Muffler Brake, Inc.	12,928
244	Movado Group, Inc.	8,464
385	Multimedia Games Holding Co., Inc.*	5,690
395	Nutrisystem, Inc.	3,156
1,199	OfficeMax, Inc.	11,990
197	Oxford Industries, Inc.	10,764
243	Papa John’s International, Inc.*	12,862
733	Pep Boys-Manny Moe & Jack (The)	7,748
163	Perry Ellis International, Inc.*	3,534
283	PetMed Express, Inc.	3,266
815	Pinnacle Entertainment, Inc.*	10,530
646	Pool Corp.	27,061
1,722	Quiksilver, Inc.*	6,888
182	Red Robin Gourmet Burgers, Inc.*	5,960
832	Ruby Tuesday, Inc.*	6,498
218	rue21, inc.*	6,259
489	Ruth’s Hospitality Group, Inc.*	3,667
619	Ryland Group, Inc. (The)	20,706
778	Select Comfort Corp.*	20,835
775	SHFL Entertainment, Inc.*	10,664
527	Skechers U.S.A., Inc., Class A*	10,255
515	Sonic Automotive, Inc., Class A	10,166
755	Sonic Corp.*	7,648
431	Spartan Motors, Inc.	2,125
435	Stage Stores, Inc.	11,253
270	Standard Motor Products, Inc.	5,281
1,530	Standard Pacific Corp.*	10,251
381	Stein Mart, Inc.*	3,254
564	Steven Madden Ltd.*	25,104
266	Sturm Ruger & Co., Inc.	15,585
320	Superior Industries International, Inc.	6,061
808	Texas Roadhouse, Inc.	13,421
336	True Religion Apparel, Inc.	8,766
577	Tuesday Morning Corp.*	3,641
207	Universal Electronics, Inc.*	3,651
298	Universal Technical Institute, Inc.	2,822
412	Vitamin Shoppe, Inc.*	24,415
262	VOXX International Corp.*	1,766
404	Winnebago Industries, Inc.*	5,745
676	Wolverine World Wide, Inc.	29,257
361	Zale Corp.*	1,762
308	Zumiez, Inc.*	6,369
		1,058,088
	Consumer Staples — 1.6%

1,137	Alliance One International, Inc.*	3,741
239	Andersons, Inc. (The)	10,081
722	B&G Foods, Inc.	21,068
116	Boston Beer Co., Inc. (The), Class A*	13,105
176	Calavo Growers, Inc.	4,235
192	Cal-Maine Foods, Inc.	8,826
530	Casey’s General Stores, Inc.	26,182
569	Central Garden and Pet Co., Class A*	6,674
1,627	Darling International, Inc.*	27,448
306	Diamond Foods, Inc.	4,357
622	Hain Celestial Group, Inc. (The)*	37,488
224	Inter Parfums, Inc.	4,484
207	J&J Snack Foods Corp.	13,020
189	Medifast, Inc.*	5,995
169	Nash Finch Co.	3,566
699	Prestige Brands Holdings, Inc.*	15,098
276	Sanderson Farms, Inc.	13,240

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
117	Seneca Foods Corp., Class A*	$3,625
664	Snyder’s-Lance, Inc.	15,989
301	Spartan Stores, Inc.	4,527
500	TreeHouse Foods, Inc.*	26,220
676	United Natural Foods, Inc.*	34,997
205	WD-40 Co.	9,684
		313,650
	Energy — 1.5%

458	Approach Resources, Inc.*	10,758
381	Basic Energy Services, Inc.*	4,199
494	Bristow Group, Inc.	25,737
502	Carrizo Oil & Gas, Inc.*	10,416
845	Cloud Peak Energy, Inc.*	16,030
619	Comstock Resources, Inc.*	10,152
178	Contango Oil & Gas Co.*	7,296
898	Exterran Holdings, Inc.*	18,741
176	Geospace Technologies Corp.*	13,406
199	Gulf Island Fabrication, Inc.	4,631
686	Gulfport Energy Corp.*	26,095
441	Hornbeck Offshore Services, Inc.*	15,863
1,661	ION Geophysical Corp.*	9,900
465	Lufkin Industries, Inc.	25,463
357	Matrix Service Co.*	3,916
418	PDC Energy, Inc.*	14,998
745	Penn Virginia Corp.	3,300
781	PetroQuest Energy, Inc.*	4,163
858	Pioneer Energy Services Corp.*	6,203
276	SEACOR Holdings, Inc.*	25,006
685	Stone Energy Corp.*	14,200
593	Swift Energy Co.*	9,180
1,079	TETRA Technologies, Inc.*	7,553
		287,206
	Financials — 7.4%

678	Acadia Realty Trust (REIT)	16,828
251	AMERISAFE, Inc.*	6,496
596	Bank Mutual Corp.	2,473
407	Bank of the Ozarks, Inc.	12,934
239	Banner Corp.	7,182
1,079	BBCN Bancorp, Inc.	12,279
1,092	Boston Private Financial Holdings, Inc.	10,079
970	Brookline Bancorp, Inc.	8,206
282	Calamos Asset Management, Inc., Class A	2,764
406	Cash America International, Inc.	15,119
755	Cedar Realty Trust, Inc. (REIT)	4,092
205	City Holding Co.	6,888
1,145	Colonial Properties Trust (REIT)	23,358
548	Columbia Banking System, Inc.	9,459
546	Community Bank System, Inc.	14,677
1,254	Cousins Properties, Inc. (REIT)	10,295
1,218	CVB Financial Corp.	12,375
2,699	DiamondRock Hospitality Co. (REIT)	23,589
398	Dime Community Bancshares, Inc.	5,552
404	EastGroup Properties, Inc. (REIT)	21,121
273	eHealth, Inc.*	7,043
426	Employers Holdings, Inc.	8,132
648	EPR Properties (REIT)	29,387
1,415	Extra Space Storage, Inc. (REIT)	49,737
623	EZCORP, Inc., Class A*	11,974
562	Financial Engines, Inc.*	14,736
970	First BanCorp./Puerto Rico*	3,929
364	First Cash Financial Services, Inc.*	17,585
1,449	First Commonwealth Financial Corp.	9,288
810	First Financial Bancorp	11,769
414	First Financial Bankshares, Inc.	16,109
1,035	First Midwest Bancorp, Inc./IL	12,938
1,933	FNB Corp./PA	20,876
480	Forestar Group, Inc.*	7,094
998	Franklin Street Properties Corp. (REIT)	11,527
369	Getty Realty Corp. (REIT)	6,214
995	Glacier Bancorp, Inc.	14,457
595	Government Properties Income Trust (REIT)	13,715
436	Hanmi Financial Corp.*	5,446
1,189	Healthcare Realty Trust, Inc. (REIT)	28,358
450	HFF, Inc., Class A*	6,674
319	Home BancShares, Inc./AR	10,578
545	Horace Mann Educators Corp.	10,420
314	Independent Bank Corp./MA	9,012
162	Infinity Property & Casualty Corp.	8,865
1,074	Inland Real Estate Corp. (REIT)	8,560
565	Interactive Brokers Group, Inc., Class A	8,639
531	Investment Technology Group, Inc.*	4,747
1,023	Kilroy Realty Corp. (REIT)	46,137
968	Kite Realty Group Trust (REIT)	5,169
1,194	LaSalle Hotel Properties (REIT)	28,787
2,033	Lexington Realty Trust (REIT)	19,496
421	LTC Properties, Inc. (REIT)	13,775
516	MarketAxess Holdings, Inc.	15,924
648	Meadowbrook Insurance Group, Inc.	3,603
1,875	Medical Properties Trust, Inc. (REIT)	21,881
569	Mid-America Apartment Communities, Inc. (REIT)	35,460
554	National Financial Partners Corp.*	9,202
1,684	National Penn Bancshares, Inc.	15,948
145	Navigators Group, Inc. (The)*	7,599
467	NBT Bancorp, Inc.	9,233
1,354	Northwest Bancshares, Inc.	16,153
1,402	Old National Bancorp/IN	16,459
538	Oritani Financial Corp.	7,855
445	PacWest Bancorp	11,085
302	Parkway Properties, Inc./MD (REIT)	4,059
729	Pennsylvania Real Estate Investment Trust (REIT)	12,145
451	Pinnacle Financial Partners, Inc.*	8,583
226	Piper Jaffray Cos.*	6,412
749	Post Properties, Inc. (REIT)	36,798
295	Presidential Life Corp.	4,133
864	PrivateBancorp, Inc.	14,161
424	ProAssurance Corp.	38,448
2,423	Prospect Capital Corp.	25,514
749	Provident Financial Services, Inc.	10,853
248	PS Business Parks, Inc. (REIT)	15,994
235	RLI Corp.	15,143
401	S&T Bancorp, Inc.	6,805
513	Sabra Health Care REIT, Inc. (REIT)	11,132
176	Safety Insurance Group, Inc.	7,901
175	Saul Centers, Inc. (REIT)	7,455
760	Selective Insurance Group, Inc.	14,197
232	Simmons First National Corp., Class A	5,524
408	Sovran Self Storage, Inc. (REIT)	25,210
428	Sterling Bancorp/NY	3,980
246	Stewart Information Services Corp.	6,716
688	Stifel Financial Corp.*	20,929
2,579	Susquehanna Bancshares, Inc.	26,512

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
391	SWS Group, Inc.*	$1,877
1,299	Tanger Factory Outlet Centers (REIT)	42,711
555	Texas Capital Bancshares, Inc.*	24,997
158	Tompkins Financial Corp.	6,160
478	Tower Group, Inc.	8,078
1,298	TrustCo Bank Corp NY	6,840
449	UMB Financial Corp.	19,029
1,548	Umpqua Holdings Corp.	18,050
633	United Bankshares, Inc./WV	15,635
639	United Community Banks, Inc./GA*	5,547
302	United Fire Group, Inc.	6,260
175	Universal Health Realty Income Trust (REIT)	8,530
354	Urstadt Biddle Properties, Inc., Class A (REIT)	6,652
490	ViewPoint Financial Group, Inc.	10,021
80	Virtus Investment Partners, Inc.*	9,189
858	Wilshire Bancorp, Inc.*	4,968
503	Wintrust Financial Corp.	18,505
181	World Acceptance Corp.*	13,215
		1,432,209
	Health Care — 3.8%

285	Abaxis, Inc.*	10,756
556	Acorda Therapeutics, Inc.*	14,000
977	Affymetrix, Inc.*	3,253
161	Air Methods Corp.*	17,576
934	Akorn, Inc.*	12,600
991	Align Technology, Inc.*	27,143
115	Almost Family, Inc.*	2,282
424	Amedisys, Inc.*	4,439
613	AMN Healthcare Services, Inc.*	6,700
437	Amsurg Corp.*	12,245
169	Analogic Corp.	12,450
810	Arqule, Inc.*	2,155
338	Bio-Reference Labs, Inc.*	8,900
410	Cambrex Corp.*	4,498
295	Cantel Medical Corp.	8,095
713	Centene Corp.*	31,308
264	Chemed Corp.	17,973
144	Computer Programs & Systems, Inc.	7,210
393	CONMED Corp.	10,859
85	Corvel Corp.*	3,566
427	Cross Country Healthcare, Inc.*	1,712
346	CryoLife, Inc.	2,055
884	Cubist Pharmaceuticals, Inc.*	35,899
329	Cyberonics, Inc.*	17,009
356	Emergent Biosolutions, Inc.*	5,347
240	Ensign Group, Inc. (The)	6,190
458	Enzo Biochem, Inc.*	1,264
394	Gentiva Health Services, Inc.*	4,058
327	Greatbatch, Inc.*	7,384
355	Haemonetics Corp.*	28,766
473	Hanger, Inc.*	12,350
272	HealthStream, Inc.*	6,452
464	Healthways, Inc.*	5,020
150	Hi-Tech Pharmacal Co., Inc.*	4,530
173	ICU Medical, Inc.*	10,188
269	Integra LifeSciences Holdings Corp.*	10,426
401	Invacare Corp.	5,666
230	IPC The Hospitalist Co., Inc.*	8,682
733	Kindred Healthcare, Inc.*	7,953
131	Landauer, Inc.	7,805
213	LHC Group, Inc.*	4,127
529	Luminex Corp.*	9,109
378	Magellan Health Services, Inc.*	19,611
740	Medicines Co. (The)*	15,888
306	Medidata Solutions, Inc.*	12,240
571	Meridian Bioscience, Inc.	11,437
548	Merit Medical Systems, Inc.*	7,606
412	Molina Healthcare, Inc.*	11,470
629	Momenta Pharmaceuticals, Inc.*	6,730
166	MWI Veterinary Supply, Inc.*	18,532
413	Natus Medical, Inc.*	4,675
307	Neogen Corp.*	13,984
602	NuVasive, Inc.*	8,741
460	Omnicell, Inc.*	7,024
246	Palomar Medical Technologies, Inc.*	2,231
833	PAREXEL International Corp.*	26,898
408	PharMerica Corp.*	5,892
696	PSS World Medical, Inc.*	19,794
550	Quality Systems, Inc.	10,015
825	Questcor Pharmaceuticals, Inc.	21,409
691	Salix Pharmaceuticals Ltd.*	29,609
712	Spectrum Pharmaceuticals, Inc.*	8,430
169	SurModics, Inc.*	3,404
506	Symmetry Medical, Inc.*	4,934
950	ViroPharma, Inc.*	23,551
471	West Pharmaceutical Services, Inc.	25,448
		739,553
	Industrials — 5.8%

537	A. O. Smith Corp.	33,804
258	AAON, Inc.	5,431
556	AAR Corp.	8,540
698	ABM Industries, Inc.	13,318
1,008	Actuant Corp., Class A	29,000
543	Aegion Corp.*	11,197
261	Aerovironment, Inc.*	5,327
399	Albany International Corp., Class A	8,582
211	Allegiant Travel Co.	15,618
117	American Science & Engineering, Inc.	7,474
392	Apogee Enterprises, Inc.	8,985
580	Applied Industrial Technologies, Inc.	23,217
330	Arkansas Best Corp.	2,732
290	Astec Industries, Inc.	8,395
349	AZZ, Inc.	13,304
649	Barnes Group, Inc.	13,687
619	Belden, Inc.	23,324
654	Brady Corp., Class A	20,889
662	Briggs & Stratton Corp.	13,432
118	Cascade Corp.	7,666
193	CDI Corp.	3,188
240	CIRCOR International, Inc.	8,674
517	Comfort Systems USA, Inc.	5,589
118	Consolidated Graphics, Inc.*	4,017
222	Cubic Corp.	10,867
649	Curtiss-Wright Corp.	20,593
399	Dolan Co. (The)*	1,369
465	Dycom Industries, Inc.*	8,351
920	EMCOR Group, Inc.	30,222
319	Encore Capital Group, Inc.*	8,479
257	Encore Wire Corp.	8,054
665	EnerSys*	23,169
226	Engility Holdings, Inc.*	4,149
286	EnPro Industries, Inc.*	11,234
370	ESCO Technologies, Inc.	13,579
182	Exponent, Inc.*	9,726
862	Federal Signal Corp.*	5,069
403	Forward Air Corp.	13,400

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
265	Franklin Electric Co., Inc.	$15,783
262	G&K Services, Inc., Class A	8,882
833	GenCorp, Inc.*	7,664
850	Geo Group, Inc. (The)	23,970
402	Gibraltar Industries, Inc.*	5,576
637	Griffon Corp.	6,612
931	Healthcare Services Group, Inc.	21,897
638	Heartland Express, Inc.	8,760
227	Heidrick & Struggles International, Inc.	2,983
491	Hub Group, Inc., Class A*	15,894
757	II-VI, Inc.*	12,952
306	Insperity, Inc.	9,241
794	Interface, Inc.	11,664
400	John Bean Technologies Corp.	6,516
365	Kaman Corp.	13,228
444	Kaydon Corp.	10,225
374	Kelly Services, Inc., Class A	5,109
817	Knight Transportation, Inc.	12,280
662	Korn/Ferry International*	9,546
176	Lindsay Corp.	13,920
235	Lydall, Inc.*	3,076
525	Mobile Mini, Inc.*	10,479
626	Moog, Inc., Class A*	23,012
389	Mueller Industries, Inc.	18,579
68	National Presto Industries, Inc.	5,220
714	Navigant Consulting, Inc.*	7,433
261	NCI Building Systems, Inc.*	3,416
977	Old Dominion Freight Line, Inc.*	32,671
596	On Assignment, Inc.*	11,878
816	Orbital Sciences Corp.*	10,681
375	Orion Marine Group, Inc.*	2,663
233	Portfolio Recovery Associates, Inc.*	23,025
125	Powell Industries, Inc.*	5,005
511	Quanex Building Products Corp.	10,690
581	Resources Connection, Inc.	6,745
589	Robbins & Myers, Inc.	34,987
555	Simpson Manufacturing Co., Inc.	18,154
709	SkyWest, Inc.	8,217
175	Standex International Corp.	8,621
540	Sykes Enterprises, Inc.*	7,916
510	Teledyne Technologies, Inc.*	32,130
258	Tennant Co.	9,840
881	Tetra Tech, Inc.*	22,695
813	Toro Co. (The)	36,471
556	TrueBlue, Inc.*	7,923
207	UniFirst Corp.	14,608
561	United Stationers, Inc.	17,217
273	Universal Forest Products, Inc.	10,281
280	Viad Corp.	6,294
272	Vicor Corp.*	1,455
384	Watts Water Technologies, Inc., Class A	15,702
		1,113,437
	Information Technology — 6.6%

659	3D Systems Corp.*	29,464
486	Advanced Energy Industries, Inc.*	6,216
196	Agilysys, Inc.*	1,599
381	Anixter International, Inc.	23,272
1,567	Arris Group, Inc.*	21,891
442	ATMI, Inc.*	8,805
419	Avid Technology, Inc.*	2,736
198	Badger Meter, Inc.	8,922
148	Bel Fuse, Inc., Class B	2,352
776	Benchmark Electronics, Inc.*	12,059
234	Black Box Corp.	5,768
625	Blackbaud, Inc.	13,963
559	Blucora, Inc.*	8,245
510	Bottomline Technologies, Inc.*	12,500
916	Brooks Automation, Inc.	7,053
323	Cabot Microelectronics Corp.	10,536
314	CACI International, Inc., Class A*	16,061
612	Cardtronics, Inc.*	14,039
313	CEVA, Inc.*	4,729
560	Checkpoint Systems, Inc.*	4,844
920	CIBER, Inc.*	2,797
894	Cirrus Logic, Inc.*	28,000
552	Cognex Corp.	19,773
327	Coherent, Inc.*	15,124
315	Cohu, Inc.	3,056
579	CommVault Systems, Inc.*	38,422
443	comScore, Inc.*	5,896
249	Comtech Telecommunications Corp.	6,364
466	CSG Systems International, Inc.*	8,658
469	CTS Corp.	4,155
429	Cymer, Inc.*	37,623
512	Daktronics, Inc.	5,356
590	DealerTrack Holdings, Inc.*	15,865
722	Dice Holdings, Inc.*	6,209
357	Digi International, Inc.*	3,481
493	Digital River, Inc.*	7,203
496	Diodes, Inc.*	7,509
301	DSP Group, Inc.*	1,782
262	DTS, Inc.*	4,003
441	Ebix, Inc.	7,413
344	Electro Scientific Industries, Inc.	3,729
642	Electronics for Imaging, Inc.*	11,787
1,222	Entropic Communications, Inc.*	6,342
443	EPIQ Systems, Inc.	5,312
632	Exar Corp.*	5,182
359	ExlService Holdings, Inc.*	9,639
235	FARO Technologies, Inc.*	8,291
527	FEI Co.	29,001
202	Forrester Research, Inc.	5,658
1,642	GT Advanced Technologies, Inc.*	5,534
1,620	Harmonic, Inc.*	7,420
539	Heartland Payment Systems, Inc.	15,971
454	Higher One Holdings, Inc.*	4,013
375	Hittite Microwave Corp.*	22,755
420	iGATE Corp.*	6,296
615	Insight Enterprises, Inc.*	10,418
205	Interactive Intelligence Group, Inc.*	6,585
775	Intermec, Inc.*	5,851
325	Intevac, Inc.*	1,537
593	j2 Global, Inc.	17,932
593	JDA Software Group, Inc.*	26,483
853	Kopin Corp.*	2,738
1,025	Kulicke & Soffa Industries, Inc.*	11,716
334	Liquidity Services, Inc.*	13,714
303	Littelfuse, Inc.	17,486
693	LivePerson, Inc.*	9,141
308	LogMeIn, Inc.*	6,591
277	Manhattan Associates, Inc.*	15,856
472	MAXIMUS, Inc.	29,731
213	Measurement Specialties, Inc.*	6,614
429	Mercury Systems, Inc.*	3,771
488	Methode Electronics, Inc.	4,407
667	Micrel, Inc.	6,410
1,230	Microsemi Corp.*	23,542
119	MicroStrategy, Inc., Class A*	10,530
732	MKS Instruments, Inc.	17,751

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
429	Monolithic Power Systems, Inc.*	$9,078
508	Monotype Imaging Holdings, Inc.	7,777
222	MTS Systems Corp.	10,734
294	Nanometrics, Inc.*	4,251
115	NCI, Inc., Class A*	483
526	NETGEAR, Inc.*	18,336
496	Netscout Systems, Inc.*	12,460
530	Newport Corp.*	6,752
312	OpenTable, Inc.*	14,006
263	Oplink Communications, Inc.*	4,077
211	OPNET Technologies, Inc.	8,765
258	OSI Systems, Inc.*	15,810
267	Park Electrochemical Corp.	6,507
241	PC-Tel, Inc.	1,557
457	Perficient, Inc.*	4,977
297	Pericom Semiconductor Corp.*	2,233
484	Plexus Corp.*	11,205
399	Power Integrations, Inc.	12,413
876	Progress Software Corp.*	17,616
355	QuinStreet, Inc.*	2,219
317	Radisys Corp.*	713
395	Rofin-Sinar Technologies, Inc.*	8,354
227	Rogers Corp.*	10,086
237	Rubicon Technology, Inc.*	1,522
446	Rudolph Technologies, Inc.*	4,933
382	ScanSource, Inc.*	11,288
461	Sigma Designs, Inc.*	2,651
414	Sourcefire, Inc.*	20,381
204	Stamps.com, Inc.*	5,175
537	STR Holdings, Inc.*	1,273
362	Super Micro Computer, Inc.*	3,377
147	Supertex, Inc.*	2,672
576	Symmetricom, Inc.*	3,427
457	Synaptics, Inc.*	12,211
376	Synchronoss Technologies, Inc.*	6,866
367	SYNNEX Corp.*	12,118
1,247	Take-Two Interactive Software, Inc.*	15,425
317	TeleTech Holdings, Inc.*	5,395
719	Tessera Technologies, Inc.	11,684
2,265	TriQuint Semiconductor, Inc.*	11,461
725	TTM Technologies, Inc.*	6,540
360	Tyler Technologies, Inc.*	16,891
365	Ultratech, Inc.*	11,979
1,254	United Online, Inc.	7,173
397	VASCO Data Security International, Inc.*	2,981
541	Veeco Instruments, Inc.*	15,397
548	ViaSat, Inc.*	20,950
275	Virtusa Corp.*	4,307
352	Volterra Semiconductor Corp.*	6,181
502	Websense, Inc.*	7,008
340	XO Group, Inc.*	2,686
		1,263,838
	Materials — 2.2%

409	A. Schulman, Inc.	10,708
230	A.M. Castle & Co.*	2,935
1,832	AK Steel Holding Corp.	7,346
348	AMCOL International Corp.	10,506
329	American Vanguard Corp.	10,946
405	Balchem Corp.	14,479
552	Buckeye Technologies, Inc.	15,301
788	Calgon Carbon Corp.*	10,669
710	Century Aluminum Co.*	5,517
321	Clearwater Paper Corp.*	12,760
151	Deltic Timber Corp.	10,427
637	Eagle Materials, Inc.	33,901
883	Globe Specialty Metals, Inc.	12,238
691	H.B. Fuller Co.	22,699
126	Hawkins, Inc.	5,040
170	Haynes International, Inc.	7,912
846	Headwaters, Inc.*	6,430
302	Innophos Holdings, Inc.	14,469
232	Kaiser Aluminum Corp.	14,122
530	KapStone Paper and Packaging Corp.*	11,618
287	Koppers Holdings, Inc.	10,157
446	Kraton Performance Polymers, Inc.*	10,476
260	LSB Industries, Inc.*	8,692
283	Materion Corp.	5,801
429	Myers Industries, Inc.	6,379
219	Neenah Paper, Inc.	6,145
127	Olympic Steel, Inc.	2,511
448	OM Group, Inc.*	8,947
590	P. H. Glatfelter Co.	10,024
1,226	PolyOne Corp.	24,692
180	Quaker Chemical Corp.	8,762
420	RTI International Metals, Inc.*	10,416
431	Schweitzer-Mauduit International, Inc.	16,150
115	Stepan Co.	11,494
970	SunCoke Energy, Inc.*	15,762
286	Texas Industries, Inc.*	13,276
333	Tredegar Corp.	6,277
642	Wausau Paper Corp.	5,386
307	Zep, Inc.	3,807
		425,177
	Telecommunication Services — 0.2%

129	Atlantic Tele-Network, Inc.	4,758
424	Cbeyond, Inc.*	3,150
2,731	Cincinnati Bell, Inc.*	14,556
452	General Communication, Inc., Class A*	3,811
205	Lumos Networks Corp.	2,007
413	Neutral Tandem, Inc.	1,111
209	NTELOS Holdings Corp.	2,696
306	USA Mobility, Inc.	3,537
		35,626
	Utilities — 1.4%

476	ALLETE, Inc.	18,664
261	American States Water Co.	11,876
813	Avista Corp.	19,276
207	CH Energy Group, Inc.	13,498
555	El Paso Electric Co.	17,677
290	Laclede Group, Inc. (The)	11,806
575	New Jersey Resources Corp.	23,334
371	Northwest Natural Gas Co.	16,272
515	NorthWestern Corp.	17,865
997	Piedmont Natural Gas Co., Inc.	30,767
427	South Jersey Industries, Inc.	21,337
639	Southwest Gas Corp.	26,800
701	UIL Holdings Corp.	25,145
571	UNS Energy Corp.	24,313
		278,630
	Total Common Stocks
	(Cost $6,489,348)	6,947,414

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.8%
	Federal Home Loan Bank
$2,977,066	0.00%, due 12/03/12	$2,977,066
	U.S. Treasury Bill
2,000,000	0.00%, due 02/07/13	1,999,566
	Total U.S. Government & Agency Securities (Cost $4,976,632)	4,976,632

	Repurchase Agreements (a)(b) — 24.9%
4,813,555	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $4,813,638	4,813,555
	Total Repurchase Agreements (Cost $4,813,555)	4,813,555

	Total Investment Securities (Cost $16,279,535) — 86.7%	16,737,601
	Other assets less liabilities — 13.3%	2,562,654
	Net Assets — 100.0%	$19,300,255

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $3,659,175.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$908,846
Aggregate gross unrealized depreciation	(957,911)
Net unrealized depreciation	$(49,065)
Federal income tax cost of investments	$16,786,666

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600® Index	$26,277,895	$(221,130)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600® Index	119,427	(633)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600® Index	2,585,728	28,634

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600® Index	78,095	(420)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600® Index	59,393	(330)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600® Index	2,532,998	22,508

		$(171,371)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

UltraPro S&P500

Shares		Value
	Common Stocks (a) — 31.4%
	Consumer Discretionary — 3.6%

722	Abercrombie & Fitch Co., Class A	$33,133
3,151	Amazon.com, Inc.*	794,210
885	Apollo Group, Inc., Class A*	16,983
336	AutoNation, Inc.*	13,084
328	AutoZone, Inc.*	125,877
2,022	Bed Bath & Beyond, Inc.*	118,732
2,322	Best Buy Co., Inc.	30,441
514	Big Lots, Inc.*	14,474
1,002	BorgWarner, Inc.*	66,433
1,885	Cablevision Systems Corp., Class A	26,088
1,986	CarMax, Inc.*	72,012
3,898	Carnival Corp.	150,697
5,194	CBS Corp. (Non-Voting), Class B	186,880
284	Chipotle Mexican Grill, Inc.*	74,914
2,490	Coach, Inc.	144,022
23,332	Comcast Corp., Class A	867,484
2,425	D.R. Horton, Inc.	47,190
1,122	Darden Restaurants, Inc.	59,331
5,475	DIRECTV*	272,108
2,154	Discovery Communications, Inc., Class A*	130,123
2,316	Dollar General Corp.*	115,800
2,014	Dollar Tree, Inc.*	84,064
817	Expedia, Inc.	50,540
848	Family Dollar Stores, Inc.	60,378
33,254	Ford Motor Co.	380,758
475	Fossil, Inc.*	41,059
1,074	GameStop Corp., Class A	28,193
2,012	Gannett Co., Inc.	36,015
2,599	Gap, Inc. (The)	89,562
1,353	Genuine Parts Co.	88,067
2,134	Goodyear Tire & Rubber Co. (The)*	26,888
2,360	H&R Block, Inc.	42,551
1,994	Harley-Davidson, Inc.	93,638
591	Harman International Industries, Inc.	23,380
1,012	Hasbro, Inc.	38,922
13,144	Home Depot, Inc. (The)	855,280
2,328	International Game Technology	32,289
3,808	Interpublic Group of Cos., Inc. (The)	41,203
1,245	J.C. Penney Co., Inc.	22,335
5,964	Johnson Controls, Inc.	164,249
1,885	Kohl’s Corp.	84,165
1,220	Leggett & Platt, Inc.	33,977
1,419	Lennar Corp., Class A	53,979
2,080	Limited Brands, Inc.	108,472
9,942	Lowe’s Cos., Inc.	358,807
3,509	Macy’s, Inc.	135,798
2,197	Marriott International, Inc., Class A	79,729
2,974	Mattel, Inc.	111,555
8,789	McDonald’s Corp.	764,995
2,442	McGraw-Hill Cos., Inc. (The)	129,695
488	Netflix, Inc.*	39,874
2,517	Newell Rubbermaid, Inc.	54,896
17,751	News Corp., Class A	437,385
3,203	NIKE, Inc., Class B	312,228
1,329	Nordstrom, Inc.	71,886
2,318	Omnicom Group, Inc.	115,297
1,039	O’Reilly Automotive, Inc.*	97,749
940	PetSmart, Inc.	66,420
433	priceline.com, Inc.*	287,148
2,945	PulteGroup, Inc.*	49,505
537	Ralph Lauren Corp.	84,357
1,951	Ross Stores, Inc.	111,051
752	Scripps Networks Interactive, Inc., Class A	44,398
5,947	Staples, Inc.	69,580
6,621	Starbucks Corp.	343,431
1,713	Starwood Hotels & Resorts Worldwide, Inc.	92,433
5,708	Target Corp.	360,346
1,041	Tiffany & Co.	61,398
2,670	Time Warner Cable, Inc.	253,356
8,276	Time Warner, Inc.	391,455
6,417	TJX Cos., Inc.	284,530
955	TripAdvisor, Inc.*	36,471
957	Urban Outfitters, Inc.*	36,079
767	VF Corp.	123,111
4,129	Viacom, Inc., Class B	213,098
15,643	Walt Disney Co. (The)	776,831
35	Washington Post Co. (The), Class B	12,847
673	Whirlpool Corp.	68,538
1,243	Wyndham Worldwide Corp.	61,019
693	Wynn Resorts Ltd.	77,893
3,974	Yum! Brands, Inc.	266,576
		12,721,745
	Consumer Staples — 3.5%

17,724	Altria Group, Inc.	599,248
5,743	Archer-Daniels-Midland Co.	153,338
3,771	Avon Products, Inc.	52,605
1,384	Beam, Inc.	77,656
1,319	Brown-Forman Corp., Class B	92,567
1,571	Campbell Soup Co.	57,734
1,130	Clorox Co. (The)	86,275
33,754	Coca-Cola Co. (The)	1,279,952
2,411	Coca-Cola Enterprises, Inc.	75,175
3,884	Colgate-Palmolive Co.	421,414
3,536	ConAgra Foods, Inc.	105,585
1,286	Constellation Brands, Inc., Class A*	46,142
3,775	Costco Wholesale Corp.	392,562
11,094	CVS Caremark Corp.	515,982
1,611	Dean Foods Co.*	27,613
1,836	Dr. Pepper Snapple Group, Inc.	82,345
2,089	Estee Lauder Cos., Inc. (The), Class A	121,684
5,655	General Mills, Inc.	231,798
2,791	H. J. Heinz Co.	163,162
1,321	Hershey Co. (The)	96,790
1,174	Hormel Foods Corp.	36,406
954	J.M. Smucker Co. (The)	84,391
2,151	Kellogg Co.	119,294
3,440	Kimberly-Clark Corp.	294,877
5,154	Kraft Foods Group, Inc.*	233,064
4,752	Kroger Co. (The)	124,692
1,143	Lorillard, Inc.	138,486
1,157	McCormick & Co., Inc. (Non-Voting)	74,696
1,778	Mead Johnson Nutrition Co.	121,242
1,354	Molson Coors Brewing Co., Class B	56,137

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
15,467	Mondelez International, Inc., Class A	$400,441
1,342	Monster Beverage Corp.*	69,851
13,571	PepsiCo, Inc.	952,820
14,701	Philip Morris International, Inc.	1,321,326
24,011	Procter & Gamble Co. (The)	1,676,688
2,857	Reynolds American, Inc.	124,908
2,089	Safeway, Inc.	35,743
5,118	Sysco Corp.	161,985
2,523	Tyson Foods, Inc., Class A	48,366
7,472	Walgreen Co.	253,376
14,650	Wal-Mart Stores, Inc.	1,055,093
1,497	Whole Foods Market, Inc.	139,760
		12,203,269
	Energy — 3.5%

4,348	Anadarko Petroleum Corp.	318,230
3,412	Apache Corp.	263,031
3,828	Baker Hughes, Inc.	165,178
1,828	Cabot Oil & Gas Corp.	86,099
2,145	Cameron International Corp.*	115,723
4,521	Chesapeake Energy Corp.	76,993
17,106	Chevron Corp.	1,807,933
10,588	ConocoPhillips	602,881
1,991	CONSOL Energy, Inc.	62,418
3,412	Denbury Resources, Inc.*	52,647
3,278	Devon Energy Corp.	169,374
606	Diamond Offshore Drilling, Inc.	41,814
2,020	Ensco plc, Class A	117,625
2,354	EOG Resources, Inc.	276,878
1,301	EQT Corp.	78,138
40,222	Exxon Mobil Corp.	3,545,167
2,078	FMC Technologies, Inc.*	84,907
8,094	Halliburton Co.	269,935
924	Helmerich & Payne, Inc.	48,233
2,595	Hess Corp.	128,738
5,509	Kinder Morgan, Inc.	186,259
6,144	Marathon Oil Corp.	189,542
2,951	Marathon Petroleum Corp.	175,703
1,606	Murphy Oil Corp.	91,124
2,533	Nabors Industries Ltd.*	37,235
3,722	National Oilwell Varco, Inc.	254,213
1,176	Newfield Exploration Co.*	28,624
2,202	Noble Corp.	75,947
1,552	Noble Energy, Inc.	151,708
7,062	Occidental Petroleum Corp.	531,133
2,336	Peabody Energy Corp.	58,657
5,459	Phillips 66	285,888
1,072	Pioneer Natural Resources Co.	114,704
1,551	QEP Resources, Inc.	43,614
1,415	Range Resources Corp.	90,588
1,084	Rowan Cos. plc, Class A*	34,395
11,563	Schlumberger Ltd.	828,142
3,034	Southwestern Energy Co.*	105,310
5,694	Spectra Energy Corp.	159,147
1,216	Tesoro Corp.	51,412
4,811	Valero Energy Corp.	155,203
5,460	Williams Cos., Inc. (The)	179,306
1,735	WPX Energy, Inc.*	27,396
		12,167,192
	Financials — 4.7%

2,954	ACE Ltd.	234,045
4,086	Aflac, Inc.	216,517
4,225	Allstate Corp. (The)	171,028
8,592	American Express Co.	480,293
10,166	American International Group, Inc.*	336,800
3,443	American Tower Corp. (REIT)	257,984
1,838	Ameriprise Financial, Inc.	111,511
2,808	Aon plc	159,494
1,266	Apartment Investment & Management Co., Class A (REIT)	31,739
706	Assurant, Inc.	24,152
971	AvalonBay Communities, Inc. (REIT)	127,968
93,955	Bank of America Corp.	926,396
10,301	Bank of New York Mellon Corp. (The)	246,606
6,094	BB&T Corp.	171,668
15,990	Berkshire Hathaway, Inc., Class B*	1,408,399
1,119	BlackRock, Inc.	220,488
1,312	Boston Properties, Inc. (REIT)	134,651
5,069	Capital One Financial Corp.	291,974
2,635	CBRE Group, Inc., Class A*	49,881
9,552	Charles Schwab Corp. (The)	125,131
2,322	Chubb Corp. (The)	178,771
1,276	Cincinnati Financial Corp.	51,703
25,567	Citigroup, Inc.	883,851
2,666	CME Group, Inc.	147,350
1,686	Comerica, Inc.	49,889
4,490	Discover Financial Services	186,829
2,241	E*TRADE Financial Corp.*	18,869
2,788	Equity Residential (REIT)	154,762
818	Federated Investors, Inc., Class B	16,237
8,016	Fifth Third Bancorp	117,354
2,171	First Horizon National Corp.	20,538
1,205	Franklin Resources, Inc.	159,084
4,285	Genworth Financial, Inc., Class A*	25,496
3,930	Goldman Sachs Group, Inc. (The)	462,915
3,799	Hartford Financial Services Group, Inc.	80,463
3,932	HCP, Inc. (REIT)	177,137
2,222	Health Care REIT, Inc. (REIT)	130,854
6,306	Host Hotels & Resorts, Inc. (REIT)	92,635
4,145	Hudson City Bancorp, Inc.	33,409
7,485	Huntington Bancshares, Inc./OH	46,033
640	IntercontinentalExchange, Inc.*	84,576
3,884	Invesco Ltd.	97,061
33,119	JPMorgan Chase & Co.	1,360,529
8,223	KeyCorp	66,442
3,546	Kimco Realty Corp. (REIT)	68,296
1,052	Legg Mason, Inc.	26,858
1,723	Leucadia National Corp.	38,164
2,436	Lincoln National Corp.	60,169
2,720	Loews Corp.	111,194
1,046	M&T Bank Corp.	102,226
4,742	Marsh & McLennan Cos., Inc.	167,013
9,260	MetLife, Inc.	307,339
1,685	Moody’s Corp.	81,857
12,055	Morgan Stanley	203,368
1,034	NASDAQ OMX Group, Inc. (The)	25,054
1,913	Northern Trust Corp.	91,862
2,147	NYSE Euronext	50,132
3,062	People’s United Financial, Inc.	37,326
1,406	Plum Creek Timber Co., Inc. (REIT)	60,247

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,618	PNC Financial Services Group, Inc.	$259,255
2,421	Principal Financial Group, Inc.	65,730
4,881	Progressive Corp. (The)	103,721
4,009	Prologis, Inc. (REIT)	136,065
4,067	Prudential Financial, Inc.	211,972
1,258	Public Storage (REIT)	176,925
12,320	Regions Financial Corp.	82,174
2,643	Simon Property Group, Inc. (REIT)	402,080
4,092	SLM Corp.	67,723
4,174	State Street Corp.	185,493
4,697	SunTrust Banks, Inc.	127,524
2,215	T. Rowe Price Group, Inc.	143,244
832	Torchmark Corp.	43,256
3,360	Travelers Cos., Inc. (The)	237,955
16,525	U.S. Bancorp	533,096
2,441	Unum Group	49,772
2,575	Ventas, Inc. (REIT)	163,899
1,475	Vornado Realty Trust (REIT)	112,734
42,828	Wells Fargo & Co.	1,413,752
4,690	Weyerhaeuser Co. (REIT)	129,256
2,664	XL Group plc	64,815
1,602	Zions Bancorp.	32,152
		16,543,210
	Health Care — 3.8%

13,682	Abbott Laboratories	889,330
2,913	Aetna, Inc.	125,812
3,037	Agilent Technologies, Inc.	116,287
1,681	Alexion Pharmaceuticals, Inc.*	161,410
2,683	Allergan, Inc.	248,848
2,196	AmerisourceBergen Corp.	92,715
6,720	Amgen, Inc.	596,736
4,769	Baxter International, Inc.	316,042
1,740	Becton, Dickinson and Co.	133,406
2,068	Biogen Idec, Inc.*	308,318
12,370	Boston Scientific Corp.*	68,530
14,639	Bristol-Myers Squibb Co.	477,671
678	C.R. Bard, Inc.	67,129
2,975	Cardinal Health, Inc.	120,339
1,934	CareFusion Corp.*	53,997
3,758	Celgene Corp.*	295,341
1,266	Cerner Corp.*	97,761
2,513	Cigna Corp.	131,355
1,171	Coventry Health Care, Inc.	51,149
4,183	Covidien plc	243,074
742	DaVita HealthCare Partners, Inc.*	80,136
1,239	DENTSPLY International, Inc.	49,188
1,010	Edwards Lifesciences Corp.*	87,638
8,905	Eli Lilly & Co.	436,701
7,065	Express Scripts Holding Co.*	380,450
2,039	Forest Laboratories, Inc.*	72,303
6,590	Gilead Sciences, Inc.*	494,250
1,438	Hospira, Inc.*	42,852
1,413	Humana, Inc.	92,424
350	Intuitive Surgical, Inc.*	185,150
24,034	Johnson & Johnson	1,675,891
831	Laboratory Corp. of America Holdings*	70,294
1,531	Life Technologies Corp.*	75,555
2,063	McKesson Corp.	194,892
8,892	Medtronic, Inc.	374,442
26,554	Merck & Co., Inc.	1,176,342
3,540	Mylan, Inc.*	96,217
741	Patterson Cos., Inc.	25,268
992	PerkinElmer, Inc.	31,397
767	Perrigo Co.	79,385
65,124	Pfizer, Inc.	1,629,402
1,387	Quest Diagnostics, Inc.	80,141
2,735	St. Jude Medical, Inc.	93,756
2,513	Stryker Corp.	136,104
900	Tenet Healthcare Corp.*	26,064
3,188	Thermo Fisher Scientific, Inc.	202,597
9,005	UnitedHealth Group, Inc.	489,782
961	Varian Medical Systems, Inc.*	66,463
764	Waters Corp.*	64,596
1,117	Watson Pharmaceuticals, Inc.*	98,307
2,645	WellPoint, Inc.	147,856
1,523	Zimmer Holdings, Inc.	100,472
		13,451,565
	Industrials — 3.1%

5,541	3M Co.	503,954
2,008	ADT Corp. (The)*	92,167
880	Avery Dennison Corp.	29,436
5,897	Boeing Co. (The)	438,029
1,412	C.H. Robinson Worldwide, Inc.	87,177
5,698	Caterpillar, Inc.	485,698
933	Cintas Corp.	38,664
9,072	CSX Corp.	179,263
1,543	Cummins, Inc.	151,461
5,097	Danaher Corp.	275,085
3,410	Deere & Co.	286,610
1,594	Dover Corp.	101,362
391	Dun & Bradstreet Corp. (The)	30,959
4,020	Eaton Corp.	209,683
6,339	Emerson Electric Co.	318,408
1,043	Equifax, Inc.	53,443
1,836	Expeditors International of Washington, Inc.	68,703
2,355	Fastenal Co.	98,463
2,539	FedEx Corp.	227,317
448	Flowserve Corp.	62,070
1,458	Fluor Corp.	77,391
2,891	General Dynamics Corp.	192,251
92,057	General Electric Co.	1,945,164
6,803	Honeywell International, Inc.	417,228
3,756	Illinois Tool Works, Inc.	231,257
2,498	Ingersoll-Rand plc	121,852
1,479	Iron Mountain, Inc.	46,736
1,131	Jacobs Engineering Group, Inc.*	46,303
926	Joy Global, Inc.	52,773
842	L-3 Communications Holdings, Inc.	64,708
2,352	Lockheed Martin Corp.	219,442
3,114	Masco Corp.	52,813
2,782	Norfolk Southern Corp.	167,977
2,155	Northrop Grumman Corp.	143,738
3,080	PACCAR, Inc.	135,335
1,016	Pall Corp.	60,432
1,298	Parker Hannifin Corp.	106,631
1,824	Pentair Ltd.	88,446
1,750	Pitney Bowes, Inc.	19,583
1,264	Precision Castparts Corp.	231,805
1,856	Quanta Services, Inc.*	47,996
1,573	R.R. Donnelley & Sons Co.	14,786
2,895	Raytheon Co.	165,391
2,614	Republic Services, Inc.	74,421
1,239	Robert Half International, Inc.	35,014
1,232	Rockwell Automation, Inc.	97,624

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,243	Rockwell Collins, Inc.	$71,075
858	Roper Industries, Inc.	95,693
448	Ryder System, Inc.	21,087
511	Snap-on, Inc.	40,594
6,475	Southwest Airlines Co.	61,707
1,465	Stanley Black & Decker, Inc.	105,348
750	Stericycle, Inc.*	70,103
2,447	Textron, Inc.	57,480
4,013	Tyco International Ltd.	113,849
4,131	Union Pacific Corp.	507,204
6,266	United Parcel Service, Inc., Class B	458,107
7,315	United Technologies Corp.	586,005
519	W.W. Grainger, Inc.	100,696
3,798	Waste Management, Inc.	123,701
1,623	Xylem, Inc.	42,344
		11,050,042
	Information Technology — 6.0%

5,533	Accenture plc, Class A	375,801
4,286	Adobe Systems, Inc.*	148,338
5,249	Advanced Micro Devices, Inc.*	11,548
1,546	Akamai Technologies, Inc.*	56,614
2,788	Altera Corp.	90,303
1,405	Amphenol Corp., Class A	86,998
2,607	Analog Devices, Inc.	105,844
8,171	Apple, Inc.	4,782,323
10,790	Applied Materials, Inc.	115,777
1,977	Autodesk, Inc.*	65,498
4,227	Automatic Data Processing, Inc.	239,924
1,275	BMC Software, Inc.*	52,224
4,483	Broadcom Corp., Class A*	145,160
2,984	CA, Inc.	66,125
46,117	Cisco Systems, Inc.	872,072
1,627	Citrix Systems, Inc.*	99,507
2,603	Cognizant Technology Solutions Corp., Class A*	175,000
1,356	Computer Sciences Corp.	51,609
12,985	Corning, Inc.	158,807
12,698	Dell, Inc.	122,409
10,116	eBay, Inc.*	534,327
2,778	Electronic Arts, Inc.*	41,142
18,294	EMC Corp.*	454,057
690	F5 Networks, Inc.*	64,639
2,178	Fidelity National Information Services, Inc.	78,626
520	First Solar, Inc.*	14,035
1,184	Fiserv, Inc.*	91,156
1,314	FLIR Systems, Inc.	26,806
2,304	Google, Inc., Class A*	1,609,044
983	Harris Corp.	46,329
17,143	Hewlett-Packard Co.	222,688
43,614	Intel Corp.	853,526
9,366	International Business Machines Corp.	1,780,196
2,408	Intuit, Inc.	144,263
1,627	Jabil Circuit, Inc.	30,913
2,018	JDS Uniphase Corp.*	24,478
4,598	Juniper Networks, Inc.*	82,672
1,453	KLA-Tencor Corp.	66,068
1,607	Lam Research Corp.*	56,438
2,013	Linear Technology Corp.	66,811
4,855	LSI Corp.*	32,723
931	Mastercard, Inc., Class A	454,961
1,688	Microchip Technology, Inc.	51,349
8,871	Micron Technology, Inc.*	53,049
65,777	Microsoft Corp.	1,750,984
1,195	Molex, Inc.	31,524
2,493	Motorola Solutions, Inc.	135,744
3,170	NetApp, Inc.*	100,521
5,404	NVIDIA Corp.	64,740
33,205	Oracle Corp.	1,065,880
2,813	Paychex, Inc.	91,535
14,848	QUALCOMM, Inc.	944,630
1,681	Red Hat, Inc.*	83,041
2,471	SAIC, Inc.	28,491
1,119	Salesforce.com, Inc.*	176,433
2,106	SanDisk Corp.*	82,345
3,081	Seagate Technology plc	77,333
6,129	Symantec Corp.*	114,980
3,724	TE Connectivity Ltd.	131,048
1,469	Teradata Corp.*	87,376
1,634	Teradyne, Inc.*	25,556
9,923	Texas Instruments, Inc.	292,431
1,414	Total System Services, Inc.	31,037
1,361	VeriSign, Inc.*	46,451
4,556	Visa, Inc., Class A	682,079
1,941	Western Digital Corp.	64,907
5,246	Western Union Co. (The)	66,152
11,395	Xerox Corp.	77,600
2,282	Xilinx, Inc.	79,071
9,086	Yahoo!, Inc.*	170,544
		21,204,610
	Materials — 1.1%

1,841	Air Products & Chemicals, Inc.	152,693
604	Airgas, Inc.	53,496
9,303	Alcoa, Inc.	78,238
935	Allegheny Technologies, Inc.	24,478
1,349	Ball Corp.	60,287
905	Bemis Co., Inc.	30,408
542	CF Industries Holdings, Inc.	116,004
1,239	Cliffs Natural Resources, Inc.	35,621
10,446	Dow Chemical Co. (The)	315,365
8,116	E.I. du Pont de Nemours & Co.	350,124
1,336	Eastman Chemical Co.	81,296
2,299	Ecolab, Inc.	165,712
1,196	FMC Corp.	66,330
8,280	Freeport-McMoRan Copper & Gold, Inc.	323,003
712	International Flavors & Fragrances, Inc.	46,301
3,810	International Paper Co.	141,503
2,955	LyondellBasell Industries N.V., Class A	146,952
1,512	MeadWestvaco Corp.	46,736
4,643	Monsanto Co.	425,252
2,408	Mosaic Co. (The)	130,177
4,329	Newmont Mining Corp.	203,853
2,767	Nucor Corp.	113,945
1,437	Owens-Illinois, Inc.*	28,783
1,329	PPG Industries, Inc.	165,155
2,599	Praxair, Inc.	278,639
1,500	Sealed Air Corp.	25,230
744	Sherwin-Williams Co. (The)	113,475
1,052	Sigma-Aldrich Corp.	76,291
641	Titanium Metals Corp.	10,653
1,260	United States Steel Corp.	27,166
1,127	Vulcan Materials Co.	59,551
		3,892,717

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 1.0%

50,294	AT&T, Inc.	$1,716,534
5,431	CenturyLink, Inc.	210,940
2,555	Crown Castle International Corp.*	172,514
8,706	Frontier Communications Corp.	41,876
2,759	MetroPCS Communications, Inc.*	29,383
26,154	Sprint Nextel Corp.*	149,862
24,832	Verizon Communications, Inc.	1,095,588
5,120	Windstream Corp.	42,906
		3,459,603
	Utilities — 1.1%

5,411	AES Corp. (The)	57,735
1,029	AGL Resources, Inc.	40,110
2,117	Ameren Corp.	63,446
4,225	American Electric Power Co., Inc.	180,196
3,719	CenterPoint Energy, Inc.	73,376
2,305	CMS Energy Corp.	56,311
2,554	Consolidated Edison, Inc.	142,488
4,999	Dominion Resources, Inc.	255,499
1,497	DTE Energy Co.	90,688
6,135	Duke Energy Corp.	391,536
2,839	Edison International	129,118
1,546	Entergy Corp.	98,233
7,439	Exelon Corp.	224,807
3,645	FirstEnergy Corp.	154,767
677	Integrys Energy Group, Inc.	35,996
3,688	NextEra Energy, Inc.	253,402
2,698	NiSource, Inc.	65,211
2,740	Northeast Utilities	106,148
1,993	NRG Energy, Inc.	42,052
1,788	ONEOK, Inc.	80,227
1,992	Pepco Holdings, Inc.	39,322
3,723	PG&E Corp.	152,457
955	Pinnacle West Capital Corp.	49,144
5,066	PPL Corp.	148,687
4,410	Public Service Enterprise Group, Inc.	132,697
1,150	SCANA Corp.	53,291
1,966	Sempra Energy	134,514
7,628	Southern Co. (The)	332,199
1,776	TECO Energy, Inc.	29,855
2,015	Wisconsin Energy Corp.	75,623
4,254	Xcel Energy, Inc.	115,071
		3,804,206
	Total Common Stocks (Cost $114,262,069)	110,498,159

Principal Amount
	U.S. Government & Agency Security (a) — 18.0%
	Federal Home Loan Bank
$63,623,022	0.00%, due 12/03/12	63,623,022
	Total U.S. Government & Agency Security (Cost $63,623,022)	63,623,022

	Repurchase Agreements (a)(b) — 34.8%
122,868,590	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $122,870,694	122,868,590
	Total Repurchase Agreements (Cost $122,868,590)	122,868,590

	Total Investment Securities (Cost $300,753,681) — 84.2%	296,989,771
	Other assets less liabilities — 15.8%	55,779,394
	Net Assets — 100.0%	$352,769,165

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $126,285,903.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,409,965
Aggregate gross unrealized depreciation	(5,218,894)
Net unrealized depreciation	$(3,808,929)
Federal income tax cost of investments	$300,798,700

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,719	12/21/12	$121,511,813	$1,274,241

Cash collateral in the amount of $6,528,894 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$67,703,268	$7,769,425

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	29,958,032	(184,573)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	197,008,347	3,204,031

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	29,489,474	(185,375)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	77,438,413	5,047,401

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	86,807,241	2,535,940

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	327,282,874	21,928,841

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	10,725,111	49,893

		$40,165,583

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

UltraPro MidCap400

Shares		Value
	Common Stocks (a) — 26.0%
	Consumer Discretionary — 3.6%

376	Aaron’s, Inc.	$10,791
392	Advance Auto Parts, Inc.	28,675
434	Aeropostale, Inc.*	5,994
306	AMC Networks, Inc., Class A*	16,145
955	American Eagle Outfitters, Inc.	20,246
253	Ann, Inc.*	8,488
658	Ascena Retail Group, Inc.*	13,226
221	Bally Technologies, Inc.*	9,976
202	Barnes & Noble, Inc.*	2,899
150	Bob Evans Farms, Inc.	5,654
395	Brinker International, Inc.	11,830
247	Cabela’s, Inc.*	11,799
271	Carter’s, Inc.*	14,374
267	Cheesecake Factory, Inc. (The)	9,129
886	Chico’s FAS, Inc.	16,524
546	Cinemark Holdings, Inc.	14,851
198	Deckers Outdoor Corp.*	7,581
308	DeVry, Inc.	8,030
519	Dick’s Sporting Goods, Inc.	27,253
383	DreamWorks Animation SKG, Inc., Class A*	6,561
806	Foot Locker, Inc.	28,887
772	Gentex Corp.	13,703
327	Guess?, Inc.	8,460
521	Hanesbrands, Inc.*	18,808
199	HSN, Inc.	10,525
136	International Speedway Corp., Class A	3,649
83	ITT Educational Services, Inc.*	1,505
401	Jarden Corp.	21,217
250	John Wiley & Sons, Inc., Class A	10,675
409	KB Home	5,873
294	Lamar Advertising Co., Class A*	11,545
214	Life Time Fitness, Inc.*	10,071
1,582	LKQ Corp.*	34,677
149	Matthews International Corp., Class A	4,507
205	MDC Holdings, Inc.	7,224
192	Meredith Corp.	5,987
309	Mohawk Industries, Inc.*	26,571
649	New York Times Co. (The), Class A*	5,263
25	NVR, Inc.*	22,496
1,523	Office Depot, Inc.*	5,117
150	Panera Bread Co., Class A*	24,075
340	Polaris Industries, Inc.	28,835
377	PVH Corp.	43,200
307	Regis Corp.	5,056
315	Rent-A-Center, Inc.	10,949
546	Saks, Inc.*	5,733
140	Scholastic Corp.	3,928
303	Scientific Games Corp., Class A*	2,524
1,147	Service Corp. International	15,978
432	Signet Jewelers Ltd.	23,220
362	Sotheby’s	10,447
63	Strayer Education, Inc.	3,297
318	Tempur-Pedic International, Inc.*	8,475
234	Thor Industries, Inc.	8,831
799	Toll Brothers, Inc.*	25,440
378	Tractor Supply Co.	33,876
297	Tupperware Brands Corp.	19,261
413	Under Armour, Inc., Class A*	21,406
212	Valassis Communications, Inc.*	5,508
218	Warnaco Group, Inc. (The)*	15,672
1,502	Wendy’s Co. (The)	6,999
462	Williams-Sonoma, Inc.	20,910
291	WMS Industries, Inc.*	4,918
		855,324
	Consumer Staples — 1.0%

743	Church & Dwight Co., Inc.	40,232
344	Energizer Holdings, Inc.	27,437
615	Flowers Foods, Inc.	14,477
689	Green Mountain Coffee Roasters, Inc.*	25,266
263	Harris Teeter Supermarkets, Inc.	9,991
634	Hillshire Brands Co. (The)	17,657
407	Ingredion, Inc.	26,435
103	Lancaster Colony Corp.	7,801
174	Post Holdings, Inc.*	5,993
294	Ralcorp Holdings, Inc.*	26,207
718	Smithfield Foods, Inc.*	16,062
1,141	SUPERVALU, Inc.	2,716
110	Tootsie Roll Industries, Inc.	2,990
125	Universal Corp.	6,237
		229,501
	Energy — 1.5%

1,174	Alpha Natural Resources, Inc.*	8,781
1,133	Arch Coal, Inc.	7,614
304	Atwood Oceanics, Inc.*	13,984
257	Bill Barrett Corp.*	4,467
105	CARBO Ceramics, Inc.	8,040
459	Cimarex Energy Co.	27,595
404	Dresser-Rand Group, Inc.*	21,335
194	Dril-Quip, Inc.*	13,652
385	Energen Corp.	17,144
631	Forest Oil Corp.*	4,019
523	Helix Energy Solutions Group, Inc.*	9,158
1,087	HollyFrontier Corp.	49,274
316	Northern Oil and Gas, Inc.*	4,961
576	Oceaneering International, Inc.	30,344
292	Oil States International, Inc.*	20,650
810	Patterson-UTI Energy, Inc.	14,386
689	Plains Exploration & Production Co.*	24,597
637	Quicksilver Resources, Inc.*	2,019
282	Rosetta Resources, Inc.*	12,673
348	SM Energy Co.	17,292
839	Superior Energy Services, Inc.*	17,040
266	Tidewater, Inc.	11,933
231	Unit Corp.*	10,376
385	World Fuel Services Corp.	14,996
		366,330
	Financials — 5.7%

274	Affiliated Managers Group, Inc.*	35,310
226	Alexander & Baldwin, Inc.*	6,748
335	Alexandria Real Estate Equities, Inc. (REIT)	22,753
90	Alleghany Corp.*	31,590
549	American Campus Communities, Inc. (REIT)	24,046
421	American Financial Group, Inc./OH	16,693
1,108	Apollo Investment Corp.	8,997
646	Arthur J. Gallagher & Co.	23,592
381	Aspen Insurance Holdings Ltd.	11,925
916	Associated Banc-Corp	11,771
436	Astoria Financial Corp.	4,068
444	BancorpSouth, Inc.	5,874

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
241	Bank of Hawaii Corp.	$10,476
823	BioMed Realty Trust, Inc. (REIT)	15,859
410	BRE Properties, Inc. (REIT)	19,947
627	Brown & Brown, Inc.	16,829
446	Camden Property Trust (REIT)	29,302
391	Cathay General Bancorp	6,999
466	CBOE Holdings, Inc.	13,971
252	City National Corp./CA	12,270
418	Commerce Bancshares, Inc./MO	14,953
425	Corporate Office Properties Trust (REIT)	10,489
328	Cullen/Frost Bankers, Inc.	17,912
1,440	Duke Realty Corp. (REIT)	19,440
758	East West Bancorp, Inc.	16,032
615	Eaton Vance Corp.	19,606
329	Equity One, Inc. (REIT)	6,800
194	Essex Property Trust, Inc. (REIT)	27,255
277	Everest Re Group Ltd.	30,046
342	Federal Realty Investment Trust (REIT)	35,582
1,125	Fidelity National Financial, Inc., Class A	27,236
568	First American Financial Corp.	13,518
1,883	First Niagara Financial Group, Inc.	14,198
585	FirstMerit Corp.	8,237
1,070	Fulton Financial Corp.	10,411
143	Greenhill & Co., Inc.	6,795
453	Hancock Holding Co.	14,233
239	Hanover Insurance Group, Inc. (The)	8,736
538	HCC Insurance Holdings, Inc.	19,841
406	Highwoods Properties, Inc. (REIT)	13,089
266	Home Properties, Inc. (REIT)	15,665
660	Hospitality Properties Trust (REIT)	14,982
291	International Bancshares Corp.	5,267
1,000	Janus Capital Group, Inc.	8,200
684	Jefferies Group, Inc.	11,601
235	Jones Lang LaSalle, Inc.	19,272
291	Kemper Corp.	8,617
628	Liberty Property Trust (REIT)	21,873
711	Macerich Co. (The) (REIT)	40,172
445	Mack-Cali Realty Corp. (REIT)	11,250
193	Mercury General Corp.	8,033
650	MSCI, Inc.*	18,850
578	National Retail Properties, Inc. (REIT)	17,756
2,345	New York Community Bancorp, Inc.	30,509
1,288	Old Republic International Corp.	13,511
580	Omega Healthcare Investors, Inc. (REIT)	13,294
215	Potlatch Corp. (REIT)	8,374
233	Prosperity Bancshares, Inc.	9,583
427	Protective Life Corp.	11,593
597	Raymond James Financial, Inc.	22,537
655	Rayonier, Inc. (REIT)	32,645
712	Realty Income Corp. (REIT)	28,964
480	Regency Centers Corp. (REIT)	22,488
394	Reinsurance Group of America, Inc.	20,173
723	SEI Investments Co.	15,913
942	Senior Housing Properties Trust (REIT)	21,054
250	Signature Bank/NY*	17,540
481	SL Green Realty Corp. (REIT)	36,258
236	StanCorp Financial Group, Inc.	8,026
237	SVB Financial Group*	13,087
4,200	Synovus Financial Corp.	9,954
329	Taubman Centers, Inc. (REIT)	25,488
870	TCF Financial Corp.	10,336
346	Trustmark Corp.	7,688
1,336	UDR, Inc. (REIT)	30,741
1,054	Valley National Bancorp	10,055
593	W. R. Berkley Corp.	23,572
458	Waddell & Reed Financial, Inc., Class A	14,880
569	Washington Federal, Inc.	9,144
385	Webster Financial Corp.	8,016
596	Weingarten Realty Investors (REIT)	16,199
147	Westamerica Bancorp.	6,256
		1,362,845
	Health Care — 2.6%

915	Allscripts Healthcare Solutions, Inc.*	10,175
260	AMERIGROUP Corp.*	23,873
107	Bio-Rad Laboratories, Inc., Class A*	11,180
260	Charles River Laboratories International, Inc.*	9,976
486	Community Health Systems, Inc.*	14,318
256	Cooper Cos., Inc. (The)	24,305
294	Covance, Inc.*	16,761
624	Endo Health Solutions, Inc.*	17,884
1,369	Health Management Associates, Inc., Class A*	10,884
435	Health Net, Inc.*	10,244
473	Henry Schein, Inc.*	38,204
332	Hill-Rom Holdings, Inc.	9,283
461	HMS Holdings Corp.*	10,681
1,413	Hologic, Inc.*	26,960
294	IDEXX Laboratories, Inc.*	27,480
261	LifePoint Hospitals, Inc.*	9,391
278	Masimo Corp.	5,760
319	Medicis Pharmaceutical Corp., Class A	13,797
265	MEDNAX, Inc.*	20,935
166	Mettler-Toledo International, Inc.*	31,057
596	Omnicare, Inc.	21,599
339	Owens & Minor, Inc.	9,282
400	Regeneron Pharmaceuticals, Inc.*	70,620
758	ResMed, Inc.	31,146
310	STERIS Corp.	10,593
185	Techne Corp.	13,116
218	Teleflex, Inc.	15,086
314	Thoratec Corp.*	11,681
257	United Therapeutics Corp.*	13,505
471	Universal Health Services, Inc., Class B	21,228
469	VCA Antech, Inc.*	9,746
1,152	Vertex Pharmaceuticals, Inc.*	45,838
230	WellCare Health Plans, Inc.*	11,102
		627,690
	Industrials — 4.4%

226	Acuity Brands, Inc.	14,950
604	AECOM Technology Corp.*	13,644
519	AGCO Corp.*	23,952
376	Alaska Air Group, Inc.*	16,074
174	Alliant Techsystems, Inc.	10,440
1,295	AMETEK, Inc.	48,342
555	B/E Aerospace, Inc.*	26,285
255	Brink’s Co. (The)	7,002
334	Carlisle Cos., Inc.	18,928
268	CLARCOR, Inc.	12,430
282	Clean Harbors, Inc.*	16,153
299	Con-way, Inc.	8,399

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
577	Copart, Inc.*	$17,431
179	Corporate Executive Board Co. (The)	7,661
534	Corrections Corp. of America	18,103
257	Crane Co.	10,907
270	Deluxe Corp.	7,776
731	Donaldson Co., Inc.	24,547
165	Esterline Technologies Corp.*	10,088
997	Exelis, Inc.	11,266
858	Fortune Brands Home & Security, Inc.*	25,731
225	FTI Consulting, Inc.*	6,955
261	Gardner Denver, Inc.	18,231
250	GATX Corp.	10,533
266	General Cable Corp.*	7,637
231	Genesee & Wyoming, Inc., Class A*	16,851
323	Graco, Inc.	15,959
190	Granite Construction, Inc.	5,814
430	Harsco Corp.	8,665
311	Herman Miller, Inc.	6,568
242	HNI Corp.	7,207
285	Hubbell, Inc., Class B	24,011
264	Huntington Ingalls Industries, Inc.	10,784
445	IDEX Corp.	20,003
493	ITT Corp.	11,028
483	J.B. Hunt Transport Services, Inc.	28,714
1,214	JetBlue Airways Corp.*	6,240
587	Kansas City Southern	45,874
787	KBR, Inc.	21,879
428	Kennametal, Inc.	16,315
298	Kirby Corp.*	17,248
249	Landstar System, Inc.	12,592
248	Lennox International, Inc.	13,042
446	Lincoln Electric Holdings, Inc.	21,190
424	Manpower, Inc.	16,299
226	Matson, Inc.	5,198
166	Mine Safety Appliances Co.	6,421
248	MSC Industrial Direct Co., Inc., Class A	18,020
301	Nordson Corp.	18,418
489	Oshkosh Corp.*	14,352
223	Regal-Beloit Corp.	15,554
351	Rollins, Inc.	7,992
352	Shaw Group, Inc. (The)*	15,815
271	SPX Corp.	18,461
590	Terex Corp.*	14,272
431	Timken Co.	19,417
305	Towers Watson & Co., Class A	16,128
422	Trinity Industries, Inc.	13,407
267	Triumph Group, Inc.	17,518
495	United Rentals, Inc.*	20,557
410	URS Corp.	15,449
554	UTi Worldwide, Inc.	7,823
125	Valmont Industries, Inc.	17,458
658	Waste Connections, Inc.	21,661
158	Watsco, Inc.	11,327
237	Werner Enterprises, Inc.	5,141
256	Westinghouse Air Brake Technologies Corp.	21,663
323	Woodward, Inc.	11,812
		1,053,612
	Information Technology — 4.0%

209	ACI Worldwide, Inc.*	9,010
401	Acxiom Corp.*	7,094
338	ADTRAN, Inc.	6,638
170	Advent Software, Inc.*	3,784
266	Alliance Data Systems Corp.*	37,902
493	ANSYS, Inc.*	32,701
447	AOL, Inc.*	16,771
581	Arrow Electronics, Inc.*	21,648
2,350	Atmel Corp.*	13,136
755	Avnet, Inc.*	22,114
667	Broadridge Financial Solutions, Inc.	15,748
1,468	Cadence Design Systems, Inc.*	18,688
535	Ciena Corp.*	7,961
1,151	Compuware Corp.*	10,762
241	Concur Technologies, Inc.*	15,836
600	Convergys Corp.	9,366
521	CoreLogic, Inc.*	13,463
619	Cree, Inc.*	20,000
730	Cypress Semiconductor Corp.*	7,409
337	Diebold, Inc.	10,080
164	DST Systems, Inc.	9,453
257	Equinix, Inc.*	47,740
218	FactSet Research Systems, Inc.	20,141
181	Fair Isaac Corp.	7,750
676	Fairchild Semiconductor International, Inc.*	9,018
499	Gartner, Inc.*	23,892
421	Global Payments, Inc.	18,486
579	Informatica Corp.*	15,558
801	Ingram Micro, Inc., Class A*	12,976
766	Integrated Device Technology, Inc.*	4,803
228	InterDigital, Inc.	9,731
370	International Rectifier Corp.*	6,320
681	Intersil Corp., Class A	4,856
211	Itron, Inc.*	9,242
460	Jack Henry & Associates, Inc.	17,880
452	Lender Processing Services, Inc.	11,232
345	Lexmark International, Inc., Class A	8,394
126	Mantech International Corp., Class A	3,147
1,233	MEMC Electronic Materials, Inc.*	3,613
499	Mentor Graphics Corp.*	7,450
428	MICROS Systems, Inc.*	18,601
631	Monster Worldwide, Inc.*	3,433
502	National Instruments Corp.	12,209
849	NCR Corp.*	20,317
355	NeuStar, Inc., Class A*	14,271
634	Parametric Technology Corp.*	12,832
226	Plantronics, Inc.	7,600
944	Polycom, Inc.*	9,874
503	QLogic Corp.*	4,768
579	Rackspace Hosting, Inc.*	40,020
1,477	RF Micro Devices, Inc.*	6,381
824	Riverbed Technology, Inc.*	14,750
552	Rovi Corp.*	8,468
352	Semtech Corp.*	9,627
205	Silicon Laboratories, Inc.*	8,573
1,019	Skyworks Solutions, Inc.*	23,080
325	SolarWinds, Inc.*	18,210
373	Solera Holdings, Inc.	19,306
796	Synopsys, Inc.*	26,109
202	Tech Data Corp.*	8,922
1,844	Tellabs, Inc.	6,565
822	TIBCO Software, Inc.*	20,591
671	Trimble Navigation Ltd.*	37,334
377	ValueClick, Inc.*	7,114
576	VeriFone Systems, Inc.*	17,505
704	Vishay Intertechnology, Inc.*	6,829
206	WEX, Inc.*	14,824
276	Zebra Technologies Corp., Class A*	10,750
		960,656

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Materials — 1.8%

478	Albemarle Corp.	$28,580
356	Aptargroup, Inc.	16,970
390	Ashland, Inc.	27,659
318	Cabot Corp.	11,998
236	Carpenter Technology Corp.	11,436
621	Commercial Metals Co.	8,414
177	Compass Minerals International, Inc.	13,523
246	Cytec Industries, Inc.	16,885
192	Domtar Corp.	15,381
162	Greif, Inc., Class A	6,647
285	Intrepid Potash, Inc.*	6,065
735	Louisiana-Pacific Corp.*	12,804
245	Martin Marietta Materials, Inc.	22,050
94	Minerals Technologies, Inc.	6,956
57	NewMarket Corp.	15,125
427	Olin Corp.	8,852
524	Packaging Corp. of America	19,095
402	Reliance Steel & Aluminum Co.	22,673
378	Rock-Tenn Co., Class A	24,585
342	Royal Gold, Inc.	27,620
704	RPM International, Inc.	20,423
206	Scotts Miracle-Gro Co. (The), Class A	8,541
266	Sensient Technologies Corp.	9,629
263	Silgan Holdings, Inc.	11,698
537	Sonoco Products Co.	16,148
1,170	Steel Dynamics, Inc.	15,116
451	Valspar Corp.	28,314
278	Worthington Industries, Inc.	6,550
		439,737
	Telecommunication Services — 0.1%

539	Telephone & Data Systems, Inc.	12,402
806	tw telecom, inc.*	20,706
		33,108
	Utilities — 1.3%

593	Alliant Energy Corp.	26,578
746	Aqua America, Inc.	19,053
481	Atmos Energy Corp.	16,840
236	Black Hills Corp.	8,423
324	Cleco Corp.	13,054
818	Great Plains Energy, Inc.	16,564
518	Hawaiian Electric Industries, Inc.	12,903
268	IDACORP, Inc.	11,446
1,008	MDU Resources Group, Inc.	20,886
445	National Fuel Gas Co.	23,176
1,260	NV Energy, Inc.	23,096
527	OGE Energy Corp.	30,108
425	PNM Resources, Inc.	8,980
938	Questar Corp.	18,404
600	UGI Corp.	19,932
438	Vectren Corp.	12,811
674	Westar Energy, Inc.	19,344
275	WGL Holdings, Inc.	10,741
		312,339
	Total Common Stocks (Cost $6,030,395)	6,241,142

Principal Amount
	U.S. Government & Agency Securities (a) — 22.2%
	Federal Home Loan Bank
$2,818,169	0.00%, due 12/03/12	2,818,169
	U.S. Treasury Bills
1,000,000	0.00%, due 02/07/13	999,775
1,500,000	0.00%, due 04/04/13	1,499,548
	Total U.S. Government & Agency Securities (Cost $5,317,492)	5,317,492

	Repurchase Agreements (a)(b) — 30.0%
7,197,557	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $7,197,681	7,197,557
	Total Repurchase Agreements (Cost $7,197,557)	7,197,557

	Total Investment Securities (Cost $18,545,444) — 78.2%	18,756,191
	Other assets less liabilities — 21.8%	5,234,939
	Net Assets — 100.0%	$23,991,130

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $8,120,046.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$501,586
Aggregate gross unrealized depreciation	(317,512)
Net unrealized appreciation	$184,074
Federal income tax cost of investments	$18,572,117

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	58	12/21/12	$5,794,200	$95,299

Cash collateral in the amount of $239,973 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400® Index	$6,216,902	$865,569

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400® Index	6,310,681	537,656

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400® Index	6,783,313	65,177

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400® Index	3,216,565	14,687

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400® Index	19,892,510	(250,695)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400® Index	16,777,278	2,971,095

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400® Index	738,285	(984)

		$4,202,505

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

UltraPro Russell2000

Shares		Value
	Common Stocks (a) — 7.6%
	Consumer Discretionary — 1.1%

137	1-800-Flowers.com, Inc., Class A*	$429
424	Aeropostale, Inc.*	5,855
126	AFC Enterprises, Inc.*	3,331
349	American Axle & Manufacturing Holdings, Inc.*	3,651
165	American Greetings Corp., Class A	2,845
94	American Public Education, Inc.*	3,232
41	America’s Car-Mart, Inc.*	1,513
171	Ameristar Casinos, Inc.	3,403
255	Ann, Inc.*	8,555
139	Arbitron, Inc.	5,055
65	Arctic Cat, Inc.*	2,446
145	Asbury Automotive Group, Inc.*	4,378
73	Ascent Capital Group, Inc., Class A*	4,468
147	Barnes & Noble, Inc.*	2,109
59	Bassett Furniture Industries, Inc.	655
22	Beasley Broadcasting Group, Inc., Class A*	108
126	Beazer Homes USA, Inc.*	1,881
192	bebe stores, inc.	722
487	Belo Corp., Class A	3,506
88	Big 5 Sporting Goods Corp.	1,232
6	Biglari Holdings, Inc.*	2,181
128	BJ’s Restaurants, Inc.*	4,389
110	Black Diamond, Inc.*	906
96	Bloomin’ Brands, Inc.*	1,520
65	Blue Nile, Inc.*	2,557
75	Bluegreen Corp.*	709
55	Blyth, Inc.	887
153	Bob Evans Farms, Inc.	5,767
84	Body Central Corp.*	859
65	Bon-Ton Stores, Inc. (The)	770
290	Boyd Gaming Corp.*	1,595
102	Bravo Brio Restaurant Group, Inc.*	1,392
90	Bridgepoint Education, Inc.*	877
224	Brown Shoe Co., Inc.	4,267
465	Brunswick Corp.	11,983
145	Buckle, Inc. (The)	7,417
96	Buffalo Wild Wings, Inc.*	6,954
243	Cabela’s, Inc.*	11,608
192	Caesars Entertainment Corp.*	1,171
24	CafePress, Inc.*	140
338	Callaway Golf Co.	2,278
67	Capella Education Co.*	1,854
269	Career Education Corp.*	804
110	Caribou Coffee Co., Inc.*	1,325
92	Carmike Cinemas, Inc.*	1,391
84	Carriage Services, Inc.	933
80	Carrols Restaurant Group, Inc.*	519
218	Casual Male Retail Group, Inc.*	835
143	Cato Corp. (The), Class A	4,156
37	Cavco Industries, Inc.*	1,905
96	CEC Entertainment, Inc.	3,005
192	Central European Media Enterprises Ltd., Class A*	889
281	Cheesecake Factory, Inc. (The)	9,607
43	Cherokee, Inc.	616
126	Children’s Place Retail Stores, Inc. (The)*	6,125
67	Churchill Downs, Inc.	4,235
35	Chuy’s Holdings, Inc.*	824
77	Citi Trends, Inc.*	1,075
163	Coinstar, Inc.*	7,668
29	Collectors Universe	297
63	Columbia Sportswear Co.	3,648
82	Conn’s, Inc.*	2,319
324	Cooper Tire & Rubber Co.	8,094
59	Core-Mark Holding Co., Inc.	2,699
408	Corinthian Colleges, Inc.*	906
100	Cracker Barrel Old Country Store, Inc.	6,145
469	Crocs, Inc.*	6,261
179	Crown Media Holdings, Inc., Class A*	328
51	CSS Industries, Inc.	1,047
45	Culp, Inc.	641
322	Cumulus Media, Inc., Class A*	737
4	Daily Journal Corp.*	362
771	Dana Holding Corp.	10,933
31	Del Frisco’s Restaurant Group, Inc.*	459
37	Delta Apparel, Inc.*	537
502	Denny’s Corp.*	2,384
69	Destination Maternity Corp.	1,533
145	Digital Generation, Inc.*	1,540
80	DineEquity, Inc.*	5,044
302	Domino’s Pizza, Inc.	12,563
128	Dorman Products, Inc.*	4,378
100	Drew Industries, Inc.*	3,246
155	E.W. Scripps Co. (The), Class A*	1,578
139	Education Management Corp.*	538
33	Einstein Noah Restaurant Group, Inc.	528
126	Entercom Communications Corp., Class A*	800
265	Entravision Communications Corp., Class A	397
126	Ethan Allen Interiors, Inc.	3,655
408	Exide Technologies*	1,179
467	Express, Inc.*	6,972
96	Federal-Mogul Corp.*	755
84	Fiesta Restaurant Group, Inc.*	1,264
567	Fifth & Pacific Cos., Inc.*	6,832
265	Finish Line, Inc. (The), Class A	5,467
47	Fisher Communications, Inc.	1,180
57	Five Below, Inc.*	2,118
24	Flexsteel Industries, Inc.	477
181	Francesca’s Holdings Corp.*	4,711
192	Fred’s, Inc., Class A	2,554
16	Frisch’s Restaurants, Inc.	305
77	Fuel Systems Solutions, Inc.*	1,163
86	G-III Apparel Group Ltd.*	3,272
22	Geeknet, Inc.*	377
128	Genesco, Inc.*	7,082
155	Gentherm, Inc.*	1,874
98	Global Sources Ltd.*	592
45	Gordmans Stores, Inc.*	651
208	Grand Canyon Education, Inc.*	4,925
120	Group 1 Automotive, Inc.	7,291
232	Harte-Hanks, Inc.	1,227
100	Haverty Furniture Cos., Inc.	1,675
165	Helen of Troy Ltd.*	5,092
82	hhgregg, Inc.*	607
139	Hibbett Sports, Inc.*	7,470
287	Hillenbrand, Inc.	6,073
57	Hooker Furniture Corp.	792
220	Hot Topic, Inc.	2,196
520	Hovnanian Enterprises, Inc., Class A*	2,714
198	HSN, Inc.	10,472

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
369	Iconix Brand Group, Inc.*	$7,439
35	Ignite Restaurant Group, Inc.*	444
145	International Speedway Corp., Class A	3,890
202	Interval Leisure Group, Inc.	3,804
143	iRobot Corp.*	2,694
110	Isle of Capri Casinos, Inc.*	540
230	Jack in the Box, Inc.*	6,336
114	JAKKS Pacific, Inc.	1,423
351	Jamba, Inc.*	737
29	Johnson Outdoors, Inc., Class A*	606
428	Jones Group, Inc. (The)	5,033
145	JoS. A. Bank Clothiers, Inc.*	6,249
224	Journal Communications, Inc., Class A*	1,257
139	K12, Inc.*	2,409
18	Kayak Software Corp.*	733
402	KB Home	5,773
71	Kirkland’s, Inc.*	645
310	Krispy Kreme Doughnuts, Inc.*	2,821
139	K-Swiss, Inc., Class A*	430
269	La-Z-Boy, Inc.*	4,013
263	LeapFrog Enterprises, Inc.*	2,396
106	Libbey, Inc.*	2,069
224	Life Time Fitness, Inc.*	10,541
51	Lifetime Brands, Inc.	510
159	LIN TV Corp., Class A*	1,030
118	Lincoln Educational Services Corp.	457
442	Lions Gate Entertainment Corp.*	7,240
112	Lithia Motors, Inc., Class A	4,007
730	Live Nation Entertainment, Inc.*	6,409
104	Luby’s, Inc.*	661
143	Lumber Liquidators Holdings, Inc.*	7,676
112	M/I Homes, Inc.*	2,465
61	Mac-Gray Corp.	727
122	Maidenform Brands, Inc.*	2,241
102	Marcus Corp.	1,208
55	Marine Products Corp.	301
106	MarineMax, Inc.*	876
139	Marriott Vacations Worldwide Corp.*	5,534
145	Martha Stewart Living Omnimedia, Class A	383
147	Matthews International Corp., Class A	4,447
57	Mattress Firm Holding Corp.*	1,631
302	McClatchy Co. (The), Class A*	1,012
200	MDC Holdings, Inc.	7,048
133	MDC Partners, Inc., Class A	1,410
265	Men’s Wearhouse, Inc. (The)	8,597
190	Meredith Corp.	5,924
159	Meritage Homes Corp.*	5,568
243	Modine Manufacturing Co.*	1,798
45	Monarch Casino & Resort, Inc.*	426
161	Monro Muffler Brake, Inc.	5,165
114	Morgans Hotel Group Co.*	667
92	Movado Group, Inc.	3,191
118	MTR Gaming Group, Inc.*	340
143	Multimedia Games Holding Co., Inc.*	2,114
29	NACCO Industries, Inc., Class A	1,546
14	Nathan’s Famous, Inc.*	443
53	National American University Holdings, Inc.	210
292	National CineMedia, Inc.	4,176
143	New York & Co., Inc.*	532
710	New York Times Co. (The), Class A*	5,758
59	Nexstar Broadcasting Group, Inc., Class A*	531
149	Nutrisystem, Inc.	1,191
1,480	Office Depot, Inc.*	4,973
451	OfficeMax, Inc.	4,510
120	Orbitz Worldwide, Inc.*	277
10	Orchard Supply Hardware Stores Corp., Class A*	77
506	Orient-Express Hotels Ltd., Class A*	6,239
77	Outdoor Channel Holdings, Inc.	572
61	Overstock.com, Inc.*	925
73	Oxford Industries, Inc.	3,989
94	Papa John’s International, Inc.*	4,975
222	Penske Automotive Group, Inc.	6,467
275	Pep Boys-Manny Moe & Jack (The)	2,907
27	Perfumania Holdings, Inc.*	134
61	Perry Ellis International, Inc.*	1,322
106	PetMed Express, Inc.	1,223
506	Pier 1 Imports, Inc.	9,710
326	Pinnacle Entertainment, Inc.*	4,212
247	Pool Corp.	10,347
135	Premier Exhibitions, Inc.*	369
681	Quiksilver, Inc.*	2,724
45	R.G. Barry Corp.	690
518	RadioShack Corp.	1,052
53	ReachLocal, Inc.*	581
88	Reading International, Inc., Class A*	501
71	Red Lion Hotels Corp.*	515
77	Red Robin Gourmet Burgers, Inc.*	2,522
300	Regis Corp.	4,941
310	Rent-A-Center, Inc.	10,776
49	Rentrak Corp.*	942
332	Ruby Tuesday, Inc.*	2,593
82	rue21, inc.*	2,354
184	Ruth’s Hospitality Group, Inc.*	1,380
232	Ryland Group, Inc. (The)	7,760
149	Ryman Hospitality Properties, Inc. (REIT)	4,950
18	Saga Communications, Inc., Class A	816
573	Saks, Inc.*	6,017
53	Salem Communications Corp., Class A	275
135	Scholastic Corp.	3,788
296	Scientific Games Corp., Class A*	2,466
261	Sealy Corp.*	566
296	Select Comfort Corp.*	7,927
287	SHFL Entertainment, Inc.*	3,949
31	Shiloh Industries, Inc.	353
76	Shoe Carnival, Inc.	1,669
186	Shutterfly, Inc.*	5,013
263	Sinclair Broadcast Group, Inc., Class A	2,901
206	Six Flags Entertainment Corp.	12,665
198	Skechers U.S.A., Inc., Class A*	3,853
84	Skullcandy, Inc.*	724
338	Smith & Wesson Holding Corp.*	3,583
210	Sonic Automotive, Inc., Class A	4,145
316	Sonic Corp.*	3,201
353	Sotheby’s	10,188
177	Spartan Motors, Inc.	873
61	Speedway Motorsports, Inc.	989
159	Stage Stores, Inc.	4,113

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
104	Standard Motor Products, Inc.	$2,034
604	Standard Pacific Corp.*	4,047
143	Stein Mart, Inc.*	1,221
80	Steiner Leisure Ltd.*	3,680
37	Steinway Musical Instruments, Inc.*	844
204	Steven Madden Ltd.*	9,080
389	Stewart Enterprises, Inc., Class A	2,972
147	Stoneridge, Inc.*	725
61	Strayer Education, Inc.	3,192
100	Sturm Ruger & Co., Inc.	5,859
120	Superior Industries International, Inc.	2,273
57	Systemax, Inc.*	587
45	Teavana Holdings, Inc.*	664
316	Tenneco, Inc.*	10,134
326	Texas Roadhouse, Inc.	5,415
47	Tilly’s, Inc., Class A*	622
31	Tower International, Inc.*	243
120	Town Sports International Holdings, Inc.	1,214
135	True Religion Apparel, Inc.	3,522
218	Tuesday Morning Corp.*	1,376
112	Tumi Holdings, Inc.*	2,517
77	U.S. Auto Parts Network, Inc.*	149
73	Unifi, Inc.*	1,010
77	Universal Electronics, Inc.*	1,358
112	Universal Technical Institute, Inc.	1,061
188	Vail Resorts, Inc.	10,588
208	Valassis Communications, Inc.*	5,404
6	Value Line, Inc.	55
106	Vera Bradley, Inc.*	2,937
114	Vitacost.com, Inc.*	827
153	Vitamin Shoppe, Inc.*	9,067
96	VOXX International Corp.*	647
214	Warnaco Group, Inc. (The)*	15,384
80	West Marine, Inc.*	827
471	Wet Seal, Inc. (The), Class A*	1,385
35	Weyco Group, Inc.	824
12	Winmark Corp.	678
153	Winnebago Industries, Inc.*	2,176
287	WMS Industries, Inc.*	4,850
253	Wolverine World Wide, Inc.	10,950
141	World Wrestling Entertainment, Inc., Class A	1,138
133	Zagg, Inc.*	962
114	Zumiez, Inc.*	2,358
		862,494
	Consumer Staples — 0.3%

18	Alico, Inc.	620
455	Alliance One International, Inc.*	1,497
98	Andersons, Inc. (The)	4,134
26	Annie’s, Inc.*	933
6	Arden Group, Inc., Class A	598
273	B&G Foods, Inc.	7,966
41	Boston Beer Co., Inc. (The), Class A*	4,632
61	Calavo Growers, Inc.	1,468
75	Cal-Maine Foods, Inc.	3,448
198	Casey’s General Stores, Inc.	9,781
345	Central European Distribution Corp.*	583
202	Central Garden and Pet Co., Class A*	2,369
57	Chefs’ Warehouse, Inc. (The)*	901
239	Chiquita Brands International, Inc.*	1,704
24	Coca-Cola Bottling Co. Consolidated	1,647
55	Craft Brew Alliance, Inc.*	351
614	Darling International, Inc.*	10,358
116	Diamond Foods, Inc.	1,652
188	Dole Food Co., Inc.*	2,158
131	Elizabeth Arden, Inc.*	6,080
35	Farmer Bros Co.*	389
100	Female Health Co. (The)	720
198	Fresh Del Monte Produce, Inc.	5,138
14	Griffin Land & Nurseries, Inc.	355
192	Hain Celestial Group, Inc. (The)*	11,572
214	Harbinger Group, Inc.*	1,830
228	Harris Teeter Supermarkets, Inc.	8,662
65	Ingles Markets, Inc., Class A	1,059
86	Inter Parfums, Inc.	1,722
67	Inventure Foods, Inc.*	435
77	J&J Snack Foods Corp.	4,843
41	John B. Sanfilippo & Son, Inc.*	727
96	Lancaster Colony Corp.	7,271
24	Lifeway Foods, Inc.	199
43	Limoneira Co.	835
71	Medifast, Inc.*	2,252
63	Nash Finch Co.	1,329
59	National Beverage Corp.*	1,012
37	Natural Grocers by Vitamin Cottage, Inc.*	709
59	Nature’s Sunshine Products, Inc.	904
45	Nutraceutical International Corp.*	746
27	Oil-Dri Corp. of America	635
102	Omega Protein Corp.*	634
31	Orchids Paper Products Co.	658
122	Pantry, Inc. (The)*	1,567
314	Pilgrim’s Pride Corp.*	2,242
145	Post Holdings, Inc.*	4,994
263	Prestige Brands Holdings, Inc.*	5,681
94	Pricesmart, Inc.	7,287
59	Revlon, Inc., Class A*	880
3,440	Rite Aid Corp.*	3,474
104	Roundy’s, Inc.	494
120	Sanderson Farms, Inc.	5,756
69	Schiff Nutrition International, Inc.*	2,897
47	Seneca Foods Corp., Class A*	1,456
308	Smart Balance, Inc.*	3,828
230	Snyder’s-Lance, Inc.	5,538
112	Spartan Stores, Inc.	1,685
120	Spectrum Brands Holdings, Inc.	5,740
761	Star Scientific, Inc.*	2,161
1,107	SUPERVALU, Inc.	2,635
59	Susser Holdings Corp.*	2,154
90	Synutra International, Inc.*	403
124	Tootsie Roll Industries, Inc.	3,370
188	TreeHouse Foods, Inc.*	9,859
255	United Natural Foods, Inc.*	13,201
120	Universal Corp.	5,988
31	USANA Health Sciences, Inc.*	1,280
290	Vector Group Ltd.	4,681
45	Village Super Market, Inc., Class A	1,695
84	WD-40 Co.	3,968
57	Weis Markets, Inc.	2,229
63	Westway Group, Inc.*	352
		225,011
	Energy — 0.4%

430	Abraxas Petroleum Corp.*	955
10	Adams Resources & Energy, Inc.	349

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
51	Alon USA Energy, Inc.	$725
157	Amyris, Inc.*	444
47	Apco Oil and Gas International, Inc.	501
173	Approach Resources, Inc.*	4,064
1,107	Arch Coal, Inc.	7,439
161	Basic Energy Services, Inc.*	1,774
273	Berry Petroleum Co., Class A	8,493
251	Bill Barrett Corp.*	4,362
45	Bolt Technology Corp.	650
51	Bonanza Creek Energy, Inc.*	1,209
544	BPZ Resources, Inc.*	1,376
186	Bristow Group, Inc.	9,691
232	C&J Energy Services, Inc.*	4,633
502	Cal Dive International, Inc.*	788
206	Callon Petroleum Co.*	966
206	Carrizo Oil & Gas, Inc.*	4,274
31	Ceres, Inc.*	129
31	Clayton Williams Energy, Inc.*	1,262
345	Clean Energy Fuels Corp.*	4,575
318	Cloud Peak Energy, Inc.*	6,032
251	Comstock Resources, Inc.*	4,116
67	Contango Oil & Gas Co.*	2,746
110	Crimson Exploration, Inc.*	301
212	Crosstex Energy, Inc.	2,724
86	CVR Energy, Inc.*	3,934
41	Dawson Geophysical Co.*	933
88	Delek U.S. Holdings, Inc.	2,312
210	Dril-Quip, Inc.*	14,778
84	Emerald Oil, Inc.*	429
243	Endeavour International Corp.*	1,638
412	Energy XXI Bermuda Ltd.	13,052
145	EPL Oil & Gas, Inc.*	3,044
86	Evolution Petroleum Corp.*	679
338	Exterran Holdings, Inc.*	7,054
77	Forbes Energy Services Ltd.*	179
614	Forest Oil Corp.*	3,911
116	Forum Energy Technologies, Inc.*	2,928
269	Frontline Ltd.*	888
275	FX Energy, Inc.*	1,103
122	GasLog Ltd.	1,499
308	Gastar Exploration Ltd.*	305
67	Geospace Technologies Corp.*	5,103
159	Gevo, Inc.*	254
102	Global Geophysical Services, Inc.*	429
135	Goodrich Petroleum Corp.*	1,216
130	Green Plains Renewable Energy, Inc.*	1,005
75	Gulf Island Fabrication, Inc.	1,745
141	GulfMark Offshore, Inc., Class A*	4,419
290	Gulfport Energy Corp.*	11,032
581	Halcon Resources Corp.*	3,591
35	Hallador Energy Co.	287
196	Harvest Natural Resources, Inc.*	1,725
697	Heckmann Corp.*	2,725
551	Helix Energy Solutions Group, Inc.*	9,648
826	Hercules Offshore, Inc.*	4,262
184	Hornbeck Offshore Services, Inc.*	6,618
687	ION Geophysical Corp.*	4,095
6	Isramco, Inc.*	642
787	Key Energy Services, Inc.*	5,265
137	KiOR, Inc., Class A*	884
126	Knightsbridge Tankers Ltd.	730
1,374	Kodiak Oil & Gas Corp.*	11,789
175	Lufkin Industries, Inc.	9,583
769	Magnum Hunter Resources Corp.*	3,099
73	Matador Resources Co.*	649
135	Matrix Service Co.*	1,481
528	McMoRan Exploration Co.*	4,504
124	Midstates Petroleum Co., Inc.*	852
161	Miller Energy Resources, Inc.*	731
67	Mitcham Industries, Inc.*	971
63	Natural Gas Services Group, Inc.*	1,037
469	Newpark Resources, Inc.*	3,658
275	Nordic American Tankers Ltd.	2,500
330	Northern Oil and Gas, Inc.*	5,181
416	Oasis Petroleum, Inc.*	12,572
37	Panhandle Oil and Gas, Inc., Class A	1,048
614	Parker Drilling Co.*	2,573
157	PDC Energy, Inc.*	5,633
287	Penn Virginia Corp.	1,271
296	PetroQuest Energy, Inc.*	1,578
67	PHI, Inc. (Non-Voting)*	2,099
322	Pioneer Energy Services Corp.*	2,328
612	Quicksilver Resources, Inc.*	1,940
37	Renewable Energy Group, Inc.*	219
1,191	Rentech, Inc.*	3,359
251	Resolute Energy Corp.*	2,144
31	REX American Resources Corp.*	584
224	Rex Energy Corp.*	2,946
63	RigNet, Inc.*	1,211
275	Rosetta Resources, Inc.*	12,358
61	Sanchez Energy Corp.*	1,114
106	Saratoga Resources, Inc.*	408
196	Scorpio Tankers, Inc.*	1,254
218	SemGroup Corp., Class A*	8,214
253	Ship Finance International Ltd.	4,096
171	Solazyme, Inc.*	1,276
259	Stone Energy Corp.*	5,369
224	Swift Energy Co.*	3,468
204	Synergy Resources Corp.*	789
151	Targa Resources Corp.	7,564
328	Teekay Tankers Ltd., Class A	905
159	Tesco Corp.*	1,717
404	TETRA Technologies, Inc.*	2,828
75	TGC Industries, Inc.*	603
230	Triangle Petroleum Corp.*	1,437
345	Uranerz Energy Corp.*	459
442	Uranium Energy Corp.*	999
302	Vaalco Energy, Inc.*	2,558
999	Vantage Drilling Co.*	1,798
181	W&T Offshore, Inc.	2,999
373	Warren Resources, Inc.*	1,026
300	Western Refining, Inc.	8,715
57	Westmoreland Coal Co.*	560
204	Willbros Group, Inc.*	1,026
128	ZaZa Energy Corp.*	244
		360,243
	Financials — 1.7%

77	1st Source Corp.	1,629
155	1st United Bancorp, Inc./FL*	880
241	Acadia Realty Trust (REIT)	5,981
39	Access National Corp.	530
118	AG Mortgage Investment Trust, Inc. (REIT)	2,906
59	Agree Realty Corp. (REIT)	1,547
10	Alexander’s, Inc. (REIT)	4,430
24	Alliance Financial Corp./NY	1,020
447	Alterra Capital Holdings Ltd.	10,460
173	American Assets Trust, Inc. (REIT)	4,711

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
190	American Capital Mortgage Investment Corp. (REIT)	$4,853
312	American Equity Investment Life Holding Co.	3,597
41	American National Bankshares, Inc.	825
826	American Realty Capital Trust, Inc. (REIT)	9,631
47	American Safety Insurance Holdings Ltd.*	792
124	Ameris Bancorp*	1,412
94	AMERISAFE, Inc.*	2,433
43	Ames National Corp.	850
20	AmREIT, Inc., Class B (REIT)	330
140	AmTrust Financial Services, Inc.	4,035
716	Anworth Mortgage Asset Corp. (REIT)	4,224
122	Apollo Commercial Real Estate Finance, Inc. (REIT)	2,036
1,062	Apollo Investment Corp.	8,623
126	Apollo Residential Mortgage, Inc. (REIT)	2,733
41	Ares Commercial Real Estate Corp. (REIT)	674
135	Argo Group International Holdings Ltd.	4,481
57	Arlington Asset Investment Corp., Class A	1,234
1,552	ARMOUR Residential REIT, Inc. (REIT)	10,864
53	Arrow Financial Corp.	1,308
161	Artio Global Investors, Inc.	364
277	Ashford Hospitality Trust, Inc. (REIT)	2,507
259	Associated Estates Realty Corp. (REIT)	3,919
455	Astoria Financial Corp.	4,245
51	AV Homes, Inc.*	675
47	Baldwin & Lyons, Inc., Class B	1,080
33	Bancfirst Corp.	1,398
147	Banco Latinoamericano de Comercio Exterior S.A., Class E	3,175
151	Bancorp, Inc. (The)/DE*	1,761
491	BancorpSouth, Inc.	6,496
241	Bank Mutual Corp.	1,000
31	Bank of Kentucky Financial Corp.	762
29	Bank of Marin Bancorp	1,039
153	Bank of the Ozarks, Inc.	4,862
110	BankFinancial Corp.	779
100	Banner Corp.	3,005
20	Bar Harbor Bankshares	684
406	BBCN Bancorp, Inc.	4,620
171	Beneficial Mutual Bancorp, Inc.*	1,602
22	Berkshire Bancorp, Inc./NY*	178
128	Berkshire Hills Bancorp, Inc.	2,952
514	BGC Partners, Inc., Class A	1,850
383	BlackRock Kelso Capital Corp.	3,868
57	BofI Holding, Inc.*	1,520
408	Boston Private Financial Holdings, Inc.	3,766
45	Bridge Bancorp, Inc.	902
49	Bridge Capital Holdings*	752
365	Brookline Bancorp, Inc.	3,088
59	Bryn Mawr Bank Corp.	1,270
43	BSB Bancorp, Inc./MA*	515
16	C&F Financial Corp.	545
100	Calamos Asset Management, Inc., Class A	980
12	California First National Bancorp	185
41	Camden National Corp.	1,422
202	Campus Crest Communities, Inc. (REIT)	2,311
59	Cape Bancorp, Inc.*	507
4	Capital Bank Financial Corp., Class A*	69
61	Capital City Bank Group, Inc.*	661
16	Capital Southwest Corp.	1,717
349	CapLease, Inc. (REIT)	1,633
514	Capstead Mortgage Corp. (REIT)	6,240
153	Cardinal Financial Corp.	2,295
31	Cascade Bancorp*	159
153	Cash America International, Inc.	5,698
410	Cathay General Bancorp	7,339
312	Cedar Realty Trust, Inc. (REIT)	1,691
61	Center Bancorp, Inc.	691
157	CenterState Banks, Inc.	1,234
112	Central Pacific Financial Corp.*	1,654
18	Century Bancorp, Inc./MA, Class A	547
35	Charter Financial Corp./GA	341
73	Chatham Lodging Trust (REIT)	1,031
143	Chemical Financial Corp.	3,113
206	Chesapeake Lodging Trust (REIT)	3,887
33	CIFC Corp.*	226
63	Citizens & Northern Corp.	1,134
208	Citizens Republic Bancorp, Inc.*	3,904
204	Citizens, Inc./TX*	2,052
77	City Holding Co.	2,587
45	Clifton Savings Bancorp, Inc.	482
65	CNB Financial Corp./PA	1,030
1,105	CNO Financial Group, Inc.	10,056
181	CoBiz Financial, Inc.	1,271
96	Cohen & Steers, Inc.	2,744
459	Colonial Properties Trust (REIT)	9,364
214	Colony Financial, Inc. (REIT)	4,284
206	Columbia Banking System, Inc.	3,556
206	Community Bank System, Inc.	5,537
73	Community Trust Bancorp, Inc.	2,390
22	Consolidated-Tomoka Land Co.	696
108	Coresite Realty Corp. (REIT)	2,765
479	Cousins Properties, Inc. (REIT)	3,933
457	Cowen Group, Inc., Class A*	1,060
137	Crawford & Co., Class B	859
41	Credit Acceptance Corp.*	3,783
14	Crescent Financial Bancshares, Inc.*	70
349	CreXus Investment Corp. (REIT)	4,359
642	CubeSmart (REIT)	8,860
459	CVB Financial Corp.	4,663
911	CYS Investments, Inc. (REIT)	11,652
1,289	DCT Industrial Trust, Inc. (REIT)	8,056
228	DFC Global Corp.*	3,979
14	Diamond Hill Investment Group, Inc.	1,120
981	DiamondRock Hospitality Co. (REIT)	8,574
163	Dime Community Bancshares, Inc.	2,274
41	Donegal Group, Inc., Class A	567
669	Doral Financial Corp.*	455
163	Duff & Phelps Corp., Class A	1,979
320	DuPont Fabros Technology, Inc. (REIT)	7,389
283	Dynex Capital, Inc. (REIT)	2,773

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
96	Eagle Bancorp, Inc.*	$1,870
35	Eastern Insurance Holdings, Inc.	589
149	EastGroup Properties, Inc. (REIT)	7,790
589	Education Realty Trust, Inc. (REIT)	6,073
102	eHealth, Inc.*	2,632
22	EMC Insurance Group, Inc.	483
165	Employers Holdings, Inc.	3,150
45	Enstar Group Ltd.*	4,608
31	Enterprise Bancorp, Inc./MA	518
94	Enterprise Financial Services Corp.	1,243
84	Epoch Holding Corp.	1,840
245	EPR Properties (REIT)	11,111
285	Equity One, Inc. (REIT)	5,891
55	ESB Financial Corp.	695
47	ESSA Bancorp, Inc.	470
116	EverBank Financial Corp.	1,714
149	Evercore Partners, Inc., Class A	4,093
175	Excel Trust, Inc. (REIT)	2,083
251	EZCORP, Inc., Class A*	4,824
98	Farmers National Banc Corp.	600
51	FBL Financial Group, Inc., Class A	1,695
194	FBR & Co.*	650
51	Federal Agricultural Mortgage Corp., Class C	1,718
648	FelCor Lodging Trust, Inc. (REIT)*	2,722
51	Fidelity Southern Corp.*	459
63	Fidus Investment Corp.	1,066
481	Fifth Street Finance Corp.	5,185
241	Financial Engines, Inc.*	6,319
71	Financial Institutions, Inc.	1,321
553	First American Financial Corp.	13,161
47	First Bancorp, Inc./ME	703
367	First BanCorp./Puerto Rico*	1,486
80	First Bancorp/NC	891
387	First Busey Corp.	1,776
116	First California Financial Group, Inc.*	921
149	First Cash Financial Services, Inc.*	7,198
548	First Commonwealth Financial Corp.	3,513
92	First Community Bancshares, Inc./VA	1,417
94	First Connecticut Bancorp, Inc./CT	1,281
51	First Defiance Financial Corp.	868
18	First Federal Bancshares of Arkansas, Inc.*	158
306	First Financial Bancorp	4,446
163	First Financial Bankshares, Inc.	6,342
59	First Financial Corp./IN	1,770
86	First Financial Holdings, Inc.	1,160
84	First Financial Northwest, Inc.*	634
512	First Industrial Realty Trust, Inc. (REIT)*	6,758
86	First Interstate BancSystem, Inc.	1,314
304	First Marblehead Corp. (The)*	204
149	First Merchants Corp.	2,023
391	First Midwest Bancorp, Inc./IL	4,888
41	First of Long Island Corp. (The)	1,168
55	First Pactrust Bancorp, Inc.	649
265	First Potomac Realty Trust (REIT)	3,108
571	FirstMerit Corp.	8,040
161	Flushing Financial Corp.	2,409
728	FNB Corp./PA	7,862
53	FNB United Corp.*	601
181	Forestar Group, Inc.*	2,675
35	Fortegra Financial Corp.*	307
65	Fox Chase Bancorp, Inc.	1,017
75	Franklin Financial Corp./VA	1,253
377	Franklin Street Properties Corp. (REIT)	4,354
122	FXCM, Inc., Class A	1,221
77	Gain Capital Holdings, Inc.	341
33	GAMCO Investors, Inc., Class A	1,617
65	German American Bancorp, Inc.	1,404
135	Getty Realty Corp. (REIT)	2,273
359	GFI Group, Inc.	1,002
375	Glacier Bancorp, Inc.	5,449
110	Gladstone Capital Corp.	905
57	Gladstone Commercial Corp. (REIT)	999
137	Gladstone Investment Corp.	962
728	Glimcher Realty Trust (REIT)	7,804
53	Global Indemnity plc*	1,167
82	Golub Capital BDC, Inc.	1,296
224	Government Properties Income Trust (REIT)	5,163
239	Gramercy Capital Corp./NY (REIT)*	698
53	Great Southern Bancorp, Inc.	1,336
124	Green Dot Corp., Class A*	1,541
151	Greenhill & Co., Inc.	7,176
147	Greenlight Capital Re Ltd., Class A*	3,400
100	GSV Capital Corp.*	800
398	Guaranty Bancorp*	736
6	Gyrodyne Co. of America, Inc. (REIT)*	681
73	Hallmark Financial Services*	596
398	Hancock Holding Co.	12,505
165	Hanmi Financial Corp.*	2,061
161	Harris & Harris Group, Inc.*	520
455	Healthcare Realty Trust, Inc. (REIT)	10,852
75	Heartland Financial USA, Inc.	1,963
275	Hercules Technology Growth Capital, Inc.	2,956
108	Heritage Commerce Corp.*	735
82	Heritage Financial Corp./WA	1,142
45	Heritage Financial Group, Inc.	591
104	Heritage Oaks Bancorp*	561
897	Hersha Hospitality Trust (REIT)	4,207
169	HFF, Inc., Class A*	2,506
385	Highwoods Properties, Inc. (REIT)	12,412
206	Hilltop Holdings, Inc.*	2,944
6	Hingham Institution for Savings	370
35	Home Bancorp, Inc.*	639
114	Home BancShares, Inc./AR	3,780
82	Home Federal Bancorp, Inc./ID	955
151	Home Loan Servicing Solutions Ltd.	2,952
41	Homeowners Choice, Inc.	853
44	HomeStreet, Inc.*	1,083
110	HomeTrust Bancshares, Inc.*	1,412
206	Horace Mann Educators Corp.	3,939
34	Horizon Bancorp/IN	648
41	Horizon Technology Finance Corp.	576
188	Hudson Pacific Properties, Inc. (REIT)	3,642
82	Hudson Valley Holding Corp.	1,291
153	Iberiabank Corp.	7,459
194	ICG Group, Inc.*	2,163
43	Independence Holding Co.	366

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
116	Independent Bank Corp./MA	$3,329
61	Infinity Property & Casualty Corp.	3,338
400	Inland Real Estate Corp. (REIT)	3,188
277	International Bancshares Corp.	5,014
71	INTL FCStone, Inc.*	1,230
601	Invesco Mortgage Capital, Inc. (REIT)	12,723
202	Investment Technology Group, Inc.*	1,806
230	Investors Bancorp, Inc.	3,938
473	Investors Real Estate Trust (REIT)	4,016
6	Investors Title Co.	360
440	iStar Financial, Inc. (REIT)*	3,366
84	JMP Group, Inc.	441
22	Kansas City Life Insurance Co.	843
181	KBW, Inc.	3,122
119	KCAP Financial, Inc.	1,051
80	Kearny Financial Corp.	734
224	Kennedy-Wilson Holdings, Inc.	2,934
343	Kite Realty Group Trust (REIT)	1,832
948	Knight Capital Group, Inc., Class A*	3,195
536	Ladenburg Thalmann Financial Services, Inc.*	654
155	Lakeland Bancorp, Inc.	1,480
86	Lakeland Financial Corp.	2,128
447	LaSalle Hotel Properties (REIT)	10,777
689	Lexington Realty Trust (REIT)	6,608
159	LTC Properties, Inc. (REIT)	5,202
261	Maiden Holdings Ltd.	2,344
147	Main Street Capital Corp.	4,506
106	MainSource Financial Group, Inc.	1,278
71	Manning & Napier, Inc.	888
190	MarketAxess Holdings, Inc.	5,863
43	Marlin Business Services Corp.	744
285	MB Financial, Inc.	5,540
400	MCG Capital Corp.	1,784
263	Meadowbrook Insurance Group, Inc.	1,462
94	Medallion Financial Corp.	1,111
708	Medical Properties Trust, Inc. (REIT)	8,262
120	Medley Capital Corp.	1,636
45	Mercantile Bank Corp.	652
27	Merchants Bancshares, Inc.	750
45	Meridian Interstate Bancorp, Inc.*	740
73	Metro Bancorp, Inc.*	936
82	MetroCorp Bancshares, Inc.*	797
983	MGIC Investment Corp.*	1,720
45	MicroFinancial, Inc.	327
29	Middleburg Financial Corp.	488
43	MidSouth Bancorp, Inc.	619
35	MidWestOne Financial Group, Inc.	720
96	Mission West Properties, Inc. (REIT)	877
210	Monmouth Real Estate Investment Corp., Class A (REIT)	2,205
261	Montpelier Re Holdings Ltd.	5,713
124	MVC Capital, Inc.	1,478
22	NASB Financial, Inc.*	477
37	National Bankshares, Inc.	1,155
212	National Financial Partners Corp.*	3,521
128	National Health Investors, Inc. (REIT)	7,104
33	National Interstate Corp.	866
644	National Penn Bancshares, Inc.	6,099
12	National Western Life Insurance Co., Class A	1,812
100	Nationstar Mortgage Holdings, Inc.*	3,062
53	Navigators Group, Inc. (The)*	2,778
173	NBT Bancorp, Inc.	3,420
124	Nelnet, Inc., Class A	3,545
161	Netspend Holdings, Inc.*	1,876
86	New Mountain Finance Corp.	1,305
259	New York Mortgage Trust, Inc. (REIT)	1,738
137	NewStar Financial, Inc.*	1,728
112	NGP Capital Resources Co.	806
51	Nicholas Financial, Inc.	650
77	Northfield Bancorp, Inc./NJ	1,176
35	Northrim BanCorp, Inc.	777
695	NorthStar Realty Finance Corp. (REIT)	4,677
510	Northwest Bancshares, Inc.	6,084
75	OceanFirst Financial Corp.	1,028
561	Ocwen Financial Corp.*	20,117
528	Old National Bancorp/IN	6,199
553	Omega Healthcare Investors, Inc. (REIT)	12,675
59	OmniAmerican Bancorp, Inc.*	1,342
59	One Liberty Properties, Inc. (REIT)	1,151
118	OneBeacon Insurance Group Ltd., Class A	1,591
53	Oppenheimer Holdings, Inc., Class A	854
212	Oriental Financial Group, Inc.	2,552
237	Oritani Financial Corp.	3,460
22	Pacific Capital Bancorp*	1,012
96	Pacific Continental Corp.	871
55	Pacific Mercantile Bancorp*	339
159	PacWest Bancorp	3,961
59	Park National Corp.	3,722
232	Park Sterling Corp.*	1,218
84	Parkway Properties, Inc./MD (REIT)	1,129
47	Peapack Gladstone Financial Corp.	650
300	Pebblebrook Hotel Trust (REIT)	6,255
343	PennantPark Investment Corp.	3,694
20	Penns Woods Bancorp, Inc.	771
292	Pennsylvania Real Estate Investment Trust (REIT)	4,865
308	PennyMac Mortgage Investment Trust (REIT)	7,592
55	Peoples Bancorp, Inc./OH	1,111
33	Peoples Federal Bancshares, Inc.	576
296	PHH Corp.*	6,485
31	Phoenix Cos., Inc. (The)*	750
118	PICO Holdings, Inc.*	2,136
179	Pinnacle Financial Partners, Inc.*	3,406
80	Piper Jaffray Cos.*	2,270
171	Platinum Underwriters Holdings Ltd.	7,613
210	Potlatch Corp. (REIT)	8,180
61	Preferred Bank/CA*	827
112	Presidential Life Corp.	1,569
245	Primerica, Inc.	7,014
314	PrivateBancorp, Inc.	5,146
775	Prospect Capital Corp.	8,161
247	Prosperity Bancshares, Inc.	10,159
51	Provident Financial Holdings, Inc.	813
314	Provident Financial Services, Inc.	4,550

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
206	Provident New York Bancorp	$1,866
96	PS Business Parks, Inc. (REIT)	6,191
51	Pzena Investment Management, Inc., Class A	283
695	Radian Group, Inc.	3,044
261	RAIT Financial Trust (REIT)	1,449
239	Ramco-Gershenson Properties Trust (REIT)	3,198
412	Redwood Trust, Inc. (REIT)	6,889
24	Regional Management Corp.*	420
131	Renasant Corp.	2,413
51	Republic Bancorp, Inc./KY, Class A	1,044
63	Resource America, Inc., Class A	433
518	Resource Capital Corp. (REIT)	3,067
263	Retail Opportunity Investments Corp. (REIT)	3,337
110	RLI Corp.	7,088
557	RLJ Lodging Trust (REIT)	10,355
149	Rockville Financial, Inc.	1,934
39	Roma Financial Corp.	330
116	Rouse Properties, Inc. (REIT)	1,740
151	S&T Bancorp, Inc.	2,562
63	S.Y. Bancorp, Inc.	1,394
194	Sabra Health Care REIT, Inc. (REIT)	4,210
108	Safeguard Scientifics, Inc.*	1,526
65	Safety Insurance Group, Inc.	2,918
126	Sandy Spring Bancorp, Inc.	2,374
39	Saul Centers, Inc. (REIT)	1,661
80	SCBT Financial Corp.	3,100
104	SeaBright Holdings, Inc.	1,149
383	Seacoast Banking Corp. of Florida*	597
49	Select Income REIT (REIT)	1,225
285	Selective Insurance Group, Inc.	5,324
55	SI Financial Group, Inc.	607
63	Sierra Bancorp	662
90	Simmons First National Corp., Class A	2,143
47	Simplicity Bancorp, Inc.	664
202	Solar Capital Ltd.	4,626
49	Solar Senior Capital Ltd.	890
90	Southside Bancshares, Inc.	1,884
102	Southwest Bancorp, Inc./OK*	1,112
151	Sovran Self Storage, Inc. (REIT)	9,330
163	STAG Industrial, Inc. (REIT)	3,073
705	Starwood Property Trust, Inc. (REIT)	16,116
77	State Auto Financial Corp.	1,118
165	State Bank Financial Corp.	2,597
120	StellarOne Corp.	1,548
161	Sterling Bancorp/NY	1,497
139	Sterling Financial Corp./WA	2,859
96	Stewart Information Services Corp.	2,621
279	Stifel Financial Corp.*	8,487
944	Strategic Hotels & Resorts, Inc. (REIT)*	5,881
51	Suffolk Bancorp*	636
222	Summit Hotel Properties, Inc. (REIT)	1,949
208	Sun Bancorp, Inc./NJ*	680
155	Sun Communities, Inc. (REIT)	5,983
714	Sunstone Hotel Investors, Inc. (REIT)*	7,368
980	Susquehanna Bancshares, Inc.	10,074
153	SWS Group, Inc.*	734
404	Symetra Financial Corp.	4,941
86	Taylor Capital Group, Inc.*	1,514
31	TCP Capital Corp.	465
69	Tejon Ranch Co.*	1,925
69	Terreno Realty Corp. (REIT)	1,032
57	Territorial Bancorp, Inc.	1,297
210	Texas Capital Bancshares, Inc.*	9,458
77	THL Credit, Inc.	1,117
167	Thomas Properties Group, Inc.	910
214	TICC Capital Corp.	2,144
57	Tompkins Financial Corp.	2,222
181	Tower Group, Inc.	3,059
137	TowneBank/VA	2,070
31	Tree.com, Inc.*	526
153	Triangle Capital Corp.	3,905
84	Trico Bancshares	1,334
489	TrustCo Bank Corp NY	2,577
338	Trustmark Corp.	7,510
1,456	Two Harbors Investment Corp. (REIT)	16,482
169	UMB Financial Corp.	7,162
69	UMH Properties, Inc. (REIT)	699
583	Umpqua Holdings Corp.	6,798
106	Union First Market Bankshares Corp.	1,621
263	United Bankshares, Inc./WV	6,496
218	United Community Banks, Inc./GA*	1,892
110	United Financial Bancorp, Inc.	1,711
104	United Fire Group, Inc.	2,156
61	Universal Health Realty Income Trust (REIT)	2,973
98	Universal Insurance Holdings, Inc.	450
88	Univest Corp. of Pennsylvania	1,480
128	Urstadt Biddle Properties, Inc., Class A (REIT)	2,405
175	ViewPoint Financial Group, Inc.	3,579
141	Virginia Commerce Bancorp, Inc.*	1,222
31	Virtus Investment Partners, Inc.*	3,561
59	Walker & Dunlop, Inc.*	971
186	Walter Investment Management Corp.*	7,864
80	Washington Banking Co.	1,072
347	Washington Real Estate Investment Trust (REIT)	8,994
75	Washington Trust Bancorp, Inc.	1,892
39	Waterstone Financial, Inc.*	216
375	Webster Financial Corp.	7,808
122	WesBanco, Inc.	2,575
82	West Bancorp., Inc.	828
100	West Coast Bancorp/OR	2,181
145	Westamerica Bancorp.	6,171
379	Western Alliance Bancorp.*	3,851
98	Western Asset Mortgage Capital Corp. (REIT)	2,022
128	Westfield Financial, Inc.	892
35	Westwood Holdings Group, Inc.	1,399
71	Whitestone REIT (REIT)	998
322	Wilshire Bancorp, Inc.*	1,864
153	Winthrop Realty Trust (REIT)	1,715
190	Wintrust Financial Corp.	6,990
306	WisdomTree Investments, Inc.*	1,870
55	World Acceptance Corp.*	4,016
39	WSFS Financial Corp.	1,693
18	Zillow, Inc., Class A*	495
		1,361,062

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 0.9%

112	Abaxis, Inc.*	$4,227
173	Abiomed, Inc.*	2,310
120	Acadia Healthcare Co., Inc.*	2,754
294	Accretive Health, Inc.*	3,507
371	Accuray, Inc.*	2,330
310	Achillion Pharmaceuticals, Inc.*	2,415
210	Acorda Therapeutics, Inc.*	5,288
63	Acura Pharmaceuticals, Inc.*	115
130	Aegerion Pharmaceuticals, Inc.*	2,847
188	Affymax, Inc.*	4,595
369	Affymetrix, Inc.*	1,229
128	Agenus, Inc.*	554
67	Air Methods Corp.*	7,314
296	Akorn, Inc.*	3,993
375	Align Technology, Inc.*	10,271
638	Alkermes plc*	12,320
43	Almost Family, Inc.*	853
241	Alnylam Pharmaceuticals, Inc.*	4,090
285	Alphatec Holdings, Inc.*	487
112	AMAG Pharmaceuticals, Inc.*	1,683
157	Amedisys, Inc.*	1,644
157	Amicus Therapeutics, Inc.*	898
212	AMN Healthcare Services, Inc.*	2,317
135	Ampio Pharmaceuticals, Inc.*	502
165	Amsurg Corp.*	4,623
84	Anacor Pharmaceuticals, Inc.*	445
63	Analogic Corp.	4,641
128	AngioDynamics, Inc.*	1,349
61	Anika Therapeutics, Inc.*	722
557	Antares Pharma, Inc.*	2,228
1,130	Arena Pharmaceuticals, Inc.*	10,012
308	Arqule, Inc.*	819
465	Array BioPharma, Inc.*	1,827
145	ArthroCare Corp.*	4,856
102	Assisted Living Concepts, Inc., Class A	883
485	Astex Pharmaceuticals, Inc.*	1,348
188	athenahealth, Inc.*	11,974
75	AtriCure, Inc.*	506
8	Atrion Corp.	1,581
253	Auxilium Pharmaceuticals, Inc.*	4,842
708	AVANIR Pharmaceuticals, Inc., Class A*	1,869
202	AVEO Pharmaceuticals, Inc.*	1,313
57	BG Medicine, Inc.*	83
257	BioCryst Pharmaceuticals, Inc.*	442
110	BioDelivery Sciences International, Inc.*	468
128	Bio-Reference Labs, Inc.*	3,370
228	BioScrip, Inc.*	2,348
26	BioSpecifics Technologies Corp.*	347
159	BioTime, Inc.*	571
314	Cadence Pharmaceuticals, Inc.*	1,338
155	Cambrex Corp.*	1,700
110	Cantel Medical Corp.	3,018
147	Capital Senior Living Corp.*	2,618
88	Cardiovascular Systems, Inc.*	1,026
306	Celldex Therapeutics, Inc.*	1,818
22	Cempra, Inc.*	135
269	Centene Corp.*	11,812
343	Cepheid, Inc.*	11,120
283	Cerus Corp.*	914
100	Chemed Corp.	6,808
29	ChemoCentryx, Inc.*	344
61	Chindex International, Inc.*	625
71	Clovis Oncology, Inc.*	1,092
137	Codexis, Inc.*	293
57	Computer Programs & Systems, Inc.	2,854
163	Conceptus, Inc.*	3,392
147	CONMED Corp.	4,062
257	Corcept Therapeutics, Inc.*	370
45	Cornerstone Therapeutics, Inc.*	234
92	Coronado Biosciences, Inc.*	435
33	Corvel Corp.*	1,384
141	Cross Country Healthcare, Inc.*	565
143	CryoLife, Inc.	849
330	Cubist Pharmaceuticals, Inc.*	13,401
61	Cumberland Pharmaceuticals, Inc.*	273
412	Curis, Inc.*	1,380
143	Cyberonics, Inc.*	7,393
51	Cynosure, Inc., Class A*	1,149
285	Cytori Therapeutics, Inc.*	1,194
803	Dendreon Corp.*	3,573
290	Depomed, Inc.*	1,746
49	Derma Sciences, Inc.*	558
357	DexCom, Inc.*	4,670
226	Discovery Laboratories, Inc.*	486
45	Durata Therapeutics, Inc.*	409
116	Dusa Pharmaceuticals, Inc.*	925
516	Dyax Corp.*	1,687
907	Dynavax Technologies Corp.*	2,576
135	Emergent Biosolutions, Inc.*	2,028
161	Emeritus Corp.*	3,642
155	Endocyte, Inc.*	1,452
288	Endologix, Inc.*	4,222
90	Ensign Group, Inc. (The)	2,321
139	EnteroMedics, Inc.*	431
220	Enzon Pharmaceuticals, Inc.*	1,536
98	Epocrates, Inc.*	989
332	Exact Sciences Corp.*	3,257
45	Exactech, Inc.*	765
153	ExamWorks Group, Inc.*	1,887
956	Exelixis, Inc.*	4,675
222	Five Star Quality Care, Inc.*	1,092
126	Fluidigm Corp.*	1,794
39	Furiex Pharmaceuticals, Inc.*	759
84	Genomic Health, Inc.*	2,323
159	Gentiva Health Services, Inc.*	1,638
689	Geron Corp.*	985
51	Globus Medical, Inc., Class A*	679
122	Greatbatch, Inc.*	2,755
41	Greenway Medical Technologies, Inc.*	797
139	GTx, Inc.*	552
133	Haemonetics Corp.*	10,777
467	Halozyme Therapeutics, Inc.*	2,909
177	Hanger, Inc.*	4,622
285	Hansen Medical, Inc.*	621
128	Harvard Bioscience, Inc.*	504
498	HealthSouth Corp.*	10,951
102	HealthStream, Inc.*	2,419
173	Healthways, Inc.*	1,872
73	HeartWare International, Inc.*	6,009
55	Hi-Tech Pharmacal Co., Inc.*	1,661
449	HMS Holdings Corp.*	10,403
186	Horizon Pharma, Inc.*	482
18	Hyperion Therapeutics, Inc.*	191
65	ICU Medical, Inc.*	3,828
469	Idenix Pharmaceuticals, Inc.*	2,401

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
267	ImmunoCellular Therapeutics Ltd.*	$593
434	Immunogen, Inc.*	5,507
345	Immunomedics, Inc.*	1,101
349	Impax Laboratories, Inc.*	7,099
126	Infinity Pharmaceuticals, Inc.*	3,194
249	Insulet Corp.*	5,466
102	Integra LifeSciences Holdings Corp.*	3,954
341	InterMune, Inc.*	3,124
165	Invacare Corp.	2,331
86	IPC The Hospitalist Co., Inc.*	3,247
391	Ironwood Pharmaceuticals, Inc.*	4,223
522	Isis Pharmaceuticals, Inc.*	4,802
216	Jazz Pharmaceuticals plc*	11,638
371	Keryx Biopharmaceuticals, Inc.*	1,165
275	Kindred Healthcare, Inc.*	2,984
49	Landauer, Inc.	2,919
84	Lannett Co., Inc.*	417
1,103	Lexicon Pharmaceuticals, Inc.*	1,897
84	LHC Group, Inc.*	1,628
92	Ligand Pharmaceuticals, Inc., Class B*	1,815
218	Luminex Corp.*	3,754
143	Magellan Health Services, Inc.*	7,419
188	MAKO Surgical Corp.*	2,594
587	MannKind Corp.*	1,256
147	MAP Pharmaceuticals, Inc.*	2,343
261	Masimo Corp.	5,408
145	Maxygen, Inc.	380
304	MedAssets, Inc.*	4,894
287	Medicines Co. (The)*	6,162
300	Medicis Pharmaceutical Corp., Class A	12,975
116	Medidata Solutions, Inc.*	4,640
308	Merge Healthcare, Inc.*	1,007
214	Meridian Bioscience, Inc.	4,286
220	Merit Medical Systems, Inc.*	3,054
80	Merrimack Pharmaceuticals, Inc.*	571
230	Metropolitan Health Networks, Inc.*	2,585
157	Molina Healthcare, Inc.*	4,371
245	Momenta Pharmaceuticals, Inc.*	2,622
67	MWI Veterinary Supply, Inc.*	7,480
55	National Healthcare Corp.	2,460
12	National Research Corp.	645
153	Natus Medical, Inc.*	1,732
504	Navidea Biopharmaceuticals, Inc.*	1,371
597	Nektar Therapeutics*	3,898
122	Neogen Corp.*	5,557
347	Neurocrine Biosciences, Inc.*	2,596
65	NewLink Genetics Corp.*	782
604	Novavax, Inc.*	1,123
449	NPS Pharmaceuticals, Inc.*	4,593
224	NuVasive, Inc.*	3,253
257	NxStage Medical, Inc.*	3,089
98	Obagi Medical Products, Inc.*	1,339
135	Omeros Corp.*	1,010
175	Omnicell, Inc.*	2,672
75	OncoGenex Pharmaceutical, Inc.*	946
298	Oncothyreon, Inc.*	1,365
557	Opko Health, Inc.*	2,440
245	Optimer Pharmaceuticals, Inc.*	2,497
283	OraSure Technologies, Inc.*	2,179
314	Orexigen Therapeutics, Inc.*	1,482
98	Orthofix International N.V.*	3,651
86	Osiris Therapeutics, Inc.*	826
330	Owens & Minor, Inc.	9,035
194	Pacific Biosciences of California, Inc.*	326
96	Pacira Pharmaceuticals, Inc.*	1,637
198	Pain Therapeutics, Inc.*	630
102	Palomar Medical Technologies, Inc.*	925
312	PAREXEL International Corp.*	10,075
53	PDI, Inc.*	346
730	PDL BioPharma, Inc.	5,767
47	Pernix Therapeutics Holdings*	366
283	Pharmacyclics, Inc.*	15,013
153	PharMerica Corp.*	2,209
69	PhotoMedex, Inc.*	957
139	Pozen, Inc.*	771
157	Progenics Pharmaceuticals, Inc.*	371
67	Providence Service Corp. (The)*	933
263	PSS World Medical, Inc.*	7,480
206	Quality Systems, Inc.	3,751
279	Questcor Pharmaceuticals, Inc.	7,240
147	Quidel Corp.*	2,577
255	Raptor Pharmaceutical Corp.*	1,349
161	Repligen Corp.*	1,038
88	Repros Therapeutics, Inc.*	1,321
444	Rigel Pharmaceuticals, Inc.*	3,685
55	Rochester Medical Corp.*	608
108	Rockwell Medical Technologies, Inc.*	786
292	RTI Biologics, Inc.*	1,305
49	Sagent Pharmaceuticals, Inc.*	730
273	Sangamo Biosciences, Inc.*	1,564
285	Santarus, Inc.*	2,841
296	Sciclone Pharmaceuticals, Inc.*	1,299
495	Seattle Genetics, Inc.*	12,528
181	Select Medical Holdings Corp.*	1,998
597	Sequenom, Inc.*	2,907
184	SIGA Technologies, Inc.*	497
100	Skilled Healthcare Group, Inc., Class A*	670
357	Solta Medical, Inc.*	893
179	Spectranetics Corp. (The)*	2,578
310	Spectrum Pharmaceuticals, Inc.*	3,670
190	Staar Surgical Co.*	1,098
302	STERIS Corp.	10,319
57	Sucampo Pharmaceuticals, Inc., Class A*	299
133	Sun Healthcare Group, Inc.*	1,125
141	Sunesis Pharmaceuticals, Inc.*	701
304	Sunrise Senior Living, Inc.*	4,390
18	Supernus Pharmaceuticals, Inc.*	144
67	SurModics, Inc.*	1,349
192	Symmetry Medical, Inc.*	1,872
55	Synageva BioPharma Corp.*	2,691
214	Synergy Pharmaceuticals, Inc.*	1,190
194	Synta Pharmaceuticals Corp.*	1,566
143	Targacept, Inc.*	614
149	Team Health Holdings, Inc.*	4,171
24	TESARO, Inc.*	444
316	Theravance, Inc.*	7,104
234	Threshold Pharmaceuticals, Inc.*	1,034
80	Tornier N.V.*	1,298
65	Transcept Pharmaceuticals, Inc.*	350
102	Triple-S Management Corp., Class B*	1,780
130	Trius Therapeutics, Inc.*	623
61	U.S. Physical Therapy, Inc.	1,630

See accompanying notes to the financial statements.

Shares			Value
		Common Stocks (a) (continued)
418		Unilife Corp.*	$953
196		Universal American Corp.	1,625
16		Utah Medical Products, Inc.	565
147		Vanda Pharmaceuticals, Inc.*	512
165		Vanguard Health Systems, Inc.*	1,744
86		Vascular Solutions, Inc.*	1,286
65		Ventrus Biosciences, Inc.*	161
33		Verastem, Inc.*	225
396		Vical, Inc.*	1,243
363		ViroPharma, Inc.*	8,999
520		Vivus, Inc.*	5,876
37		Vocera Communications, Inc.*	910
277		Volcano Corp.*	7,551
224		WellCare Health Plans, Inc.*	10,813
177		West Pharmaceutical Services, Inc.	9,563
206		Wright Medical Group, Inc.*	4,351
224		XenoPort, Inc.*	1,758
424		XOMA Corp.*	1,293
29		Young Innovations, Inc.	1,049
88		ZELTIQ Aesthetics, Inc.*	417
347		ZIOPHARM Oncology, Inc.*	1,520
283		Zogenix, Inc.*	747
			762,505
		Industrials — 1.2%

204		A. O. Smith Corp.	12,842
51		A.T. Cross Co., Class A*	500
98		AAON, Inc.	2,063
210		AAR Corp.	3,226
279		ABM Industries, Inc.	5,323
259		Acacia Research Corp.*	5,758
589		ACCO Brands Corp.*	3,970
247		Accuride Corp.*	758
141		Aceto Corp.	1,406
94		Acorn Energy, Inc.	765
379		Actuant Corp., Class A	10,904
220		Acuity Brands, Inc.	14,553
179		Advisory Board Co. (The)*	8,100
204		Aegion Corp.*	4,206
90		Aerovironment, Inc.*	1,837
277		Air Transport Services Group, Inc.*	1,050
306		Aircastle Ltd.	3,479
37		Alamo Group, Inc.	1,225
371		Alaska Air Group, Inc.*	15,860
145		Albany International Corp., Class A	3,119
77		Allegiant Travel Co.	5,700
141		Altra Holdings, Inc.	2,652
45		Amerco, Inc.	5,400
106		Ameresco, Inc., Class A*	996
49		American Railcar Industries, Inc.*	1,506
190		American Reprographics Co.*	479
45		American Science & Engineering, Inc.	2,875
204		American Superconductor Corp.*	567
51		American Woodmark Corp.*	1,449
45		Ampco-Pittsburgh Corp.	843
169		API Technologies Corp.*	444
147		Apogee Enterprises, Inc.	3,369
220		Applied Industrial Technologies, Inc.	8,807
51		Argan, Inc.	949
133		Arkansas Best Corp.	1,101
84		Asset Acceptance Capital Corp.*	475
51		Asta Funding, Inc.	471
104		Astec Industries, Inc.	3,011
63		Astronics Corp.*	1,266
—	#	Astronics Corp., Class B*	3
139		Atlas Air Worldwide Holdings, Inc.*	6,016
553		Avis Budget Group, Inc.*	10,474
133		AZZ, Inc.	5,070
283		Barnes Group, Inc.	5,968
37		Barrett Business Services, Inc.	1,230
245		Beacon Roofing Supply, Inc.*	7,556
237		Belden, Inc.	8,930
255		Blount International, Inc.*	3,639
126		BlueLinx Holdings, Inc.*	289
255		Brady Corp., Class A	8,145
253		Briggs & Stratton Corp.	5,133
247		Brink’s Co. (The)	6,783
234		Builders FirstSource, Inc.*	1,217
67		CAI International, Inc.*	1,340
1,556		Capstone Turbine Corp.*	1,503
49		Cascade Corp.	3,184
196		Casella Waste Systems, Inc., Class A*	866
198		CBIZ, Inc.*	1,150
71		CDI Corp.	1,173
37		Ceco Environmental Corp.	345
104		Celadon Group, Inc.	1,797
281		Cenveo, Inc.*	658
155		Chart Industries, Inc.*	9,374
90		CIRCOR International, Inc.	3,253
261		CLARCOR, Inc.	12,105
45		Coleman Cable, Inc.	415
102		Columbus McKinnon Corp.*	1,526
196		Comfort Systems USA, Inc.	2,119
126		Commercial Vehicle Group, Inc.*	1,009
6		Compx International, Inc.	79
41		Consolidated Graphics, Inc.*	1,396
175		Corporate Executive Board Co. (The)	7,490
51		Courier Corp.	577
35		CPI Aerostructures, Inc.*	333
55		CRA International, Inc.*	972
84		Cubic Corp.	4,112
245		Curtiss-Wright Corp.	7,774
265		Deluxe Corp.	7,632
188		DigitalGlobe, Inc.*	4,689
159		Dolan Co. (The)*	545
116		Douglas Dynamics, Inc.	1,668
45		DXP Enterprises, Inc.*	2,173
175		Dycom Industries, Inc.*	3,143
69		Dynamic Materials Corp.	965
33		Eastern Co. (The)	487
77		Echo Global Logistics, Inc.*	1,353
77		Edgen Group, Inc.*	535
349		EMCOR Group, Inc.	11,465
114		Encore Capital Group, Inc.*	3,030
86		Encore Wire Corp.	2,695
228		Energy Recovery, Inc.*	711
414		EnergySolutions, Inc.*	1,354
128		EnerNOC, Inc.*	1,445
251		EnerSys*	8,745
137		Ennis, Inc.	2,085
41		Enphase Energy, Inc.*	114
108		EnPro Industries, Inc.*	4,242
139		ESCO Technologies, Inc.	5,101
159		Esterline Technologies Corp.*	9,721
69		Exponent, Inc.*	3,687
324		Federal Signal Corp.*	1,905
249		Flow International Corp.*	784

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
151	Forward Air Corp.	$5,021
71	Franklin Covey Co.*	875
122	Franklin Electric Co., Inc.	7,266
63	FreightCar America, Inc.	1,325
218	FTI Consulting, Inc.*	6,738
789	FuelCell Energy, Inc.*	679
194	Furmanite Corp.*	859
98	G&K Services, Inc., Class A	3,322
163	Genco Shipping & Trading Ltd.*	437
312	GenCorp, Inc.*	2,870
128	Generac Holdings, Inc.	4,177
230	Genesee & Wyoming, Inc., Class A*	16,779
320	Geo Group, Inc. (The)	9,024
80	GeoEye, Inc.*	2,445
159	Gibraltar Industries, Inc.*	2,205
90	Global Power Equipment Group, Inc.	1,352
80	Gorman-Rupp Co. (The)	2,226
77	GP Strategies Corp.*	1,544
51	Graham Corp.	916
202	Granite Construction, Inc.	6,181
308	Great Lakes Dredge & Dock Corp.	2,720
118	Greenbrier Cos., Inc.*	2,255
237	Griffon Corp.	2,460
149	H&E Equipment Services, Inc.	2,317
61	Hardinge, Inc.	585
267	Hawaiian Holdings, Inc.*	1,666
351	Healthcare Services Group, Inc.	8,256
251	Heartland Express, Inc.	3,446
275	HEICO Corp.	11,325
94	Heidrick & Struggles International, Inc.	1,235
41	Heritage-Crystal Clean, Inc.*	614
304	Herman Miller, Inc.	6,420
520	Hexcel Corp.*	13,442
118	Hill International, Inc.*	411
237	HNI Corp.	7,058
94	Houston Wire & Cable Co.	1,055
194	Hub Group, Inc., Class A*	6,280
173	Hudson Global, Inc.*	759
33	Hurco Cos., Inc.*	792
120	Huron Consulting Group, Inc.*	3,953
115	Hyster-Yale Materials Handling, Inc.	4,770
104	ICF International, Inc.*	2,248
273	II-VI, Inc.*	4,671
165	InnerWorkings, Inc.*	2,147
118	Insperity, Inc.	3,564
92	Insteel Industries, Inc.	1,100
306	Interface, Inc.	4,495
29	International Shipholding Corp.	478
47	Intersections, Inc.	434
1,219	JetBlue Airways Corp.*	6,266
151	John Bean Technologies Corp.	2,460
61	Kadant, Inc.*	1,479
137	Kaman Corp.	4,965
167	Kaydon Corp.	3,846
141	Kelly Services, Inc., Class A	1,926
130	KEYW Holding Corp. (The)*	1,672
151	Kforce, Inc.*	1,942
169	Kimball International, Inc., Class B	2,109
302	Knight Transportation, Inc.	4,539
251	Knoll, Inc.	3,604
249	Korn/Ferry International*	3,591
210	Kratos Defense & Security Solutions, Inc.*	935
47	L.B. Foster Co., Class A	1,948
104	Layne Christensen Co.*	2,391
67	Lindsay Corp.	5,299
47	LMI Aerospace, Inc.*	932
102	LSI Industries, Inc.	696
90	Lydall, Inc.*	1,178
82	Marten Transport Ltd.	1,551
285	MasTec, Inc.*	6,509
128	McGrath RentCorp	3,587
504	Meritor, Inc.*	2,157
210	Metalico, Inc.*	351
77	Met-Pro Corp.	686
45	Michael Baker Corp.	875
98	Middleby Corp.*	12,484
57	Miller Industries, Inc.	815
145	Mine Safety Appliances Co.	5,609
82	Mistras Group, Inc.*	1,779
200	Mobile Mini, Inc.*	3,992
237	Moog, Inc., Class A*	8,712
104	Mueller Industries, Inc.	4,967
818	Mueller Water Products, Inc., Class A	4,564
71	Multi-Color Corp.	1,596
106	MYR Group, Inc.*	2,273
24	National Presto Industries, Inc.	1,842
271	Navigant Consulting, Inc.*	2,821
94	NCI Building Systems, Inc.*	1,230
35	NL Industries, Inc.	375
90	NN, Inc.*	731
41	Nortek, Inc.*	2,677
49	Northwest Pipe Co.*	1,009
381	Odyssey Marine Exploration, Inc.*	1,071
371	Old Dominion Freight Line, Inc.*	12,406
14	Omega Flex, Inc.	181
224	On Assignment, Inc.*	4,464
308	Orbital Sciences Corp.*	4,032
141	Orion Marine Group, Inc.*	1,001
183	Pacer International, Inc.*	635
45	Park-Ohio Holdings Corp.*	942
20	Patrick Industries, Inc.*	348
33	Patriot Transportation Holding, Inc.*	853
807	Pendrell Corp.*	880
47	Performant Financial Corp.*	454
102	PGT, Inc.*	448
90	Pike Electric Corp.*	891
108	PMFG, Inc.*	748
90	Portfolio Recovery Associates, Inc.*	8,894
47	Powell Industries, Inc.*	1,882
12	Preformed Line Products Co.	673
155	Primoris Services Corp.	2,244
27	Proto Labs, Inc.*	985
131	Quad/Graphics, Inc.	2,122
112	Quality Distribution, Inc.*	749
192	Quanex Building Products Corp.	4,017
92	Rand Logistics, Inc.*	591
190	Raven Industries, Inc.	4,938
116	RBC Bearings, Inc.*	5,404
253	Republic Airways Holdings, Inc.*	1,470
222	Resources Connection, Inc.	2,577
151	Rexnord Corp.*	3,228
67	Roadrunner Transportation Systems, Inc.*	1,207
200	Robbins & Myers, Inc.	11,880

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
110	RPX Corp.*	$999
173	Rush Enterprises, Inc., Class A*	3,313
84	Saia, Inc.*	1,819
61	Sauer-Danfoss, Inc.	3,204
61	Schawk, Inc.	733
2	Seaboard Corp.*	4,721
57	SeaCube Container Leasing Ltd.	1,047
12	SIFCO Industries, Inc.	184
208	Simpson Manufacturing Co., Inc.	6,804
265	SkyWest, Inc.	3,071
216	Spirit Airlines, Inc.*	3,624
82	Standard Parking Corp.*	1,825
65	Standex International Corp.	3,202
398	Steelcase, Inc., Class A	4,633
86	Sterling Construction Co., Inc.*	794
108	Sun Hydraulics Corp.	2,823
412	Swift Transportation Co.*	3,486
587	Swisher Hygiene, Inc.*	839
204	Sykes Enterprises, Inc.*	2,991
55	Sypris Solutions, Inc.	224
153	TAL International Group, Inc.	5,210
290	Taser International, Inc.*	2,395
104	Team, Inc.*	3,736
192	Teledyne Technologies, Inc.*	12,096
98	Tennant Co.	3,738
330	Tetra Tech, Inc.*	8,501
71	Textainer Group Holdings Ltd.	2,143
77	Thermon Group Holdings, Inc.*	1,904
249	Titan International, Inc.	5,062
88	Titan Machinery, Inc.*	1,948
67	TMS International Corp., Class A*	737
80	TRC Cos., Inc.*	427
77	Trex Co., Inc.*	3,127
167	Trimas Corp.*	4,325
210	TrueBlue, Inc.*	2,993
186	Tutor Perini Corp.*	2,392
45	Twin Disc, Inc.	768
75	UniFirst Corp.	5,293
212	United Stationers, Inc.	6,506
102	Universal Forest Products, Inc.	3,841
29	Universal Truckload Services, Inc.	450
846	US Airways Group, Inc.*	10,905
96	US Ecology, Inc.	2,099
385	USG Corp.*	10,330
106	Viad Corp.	2,383
102	Vicor Corp.*	546
22	VSE Corp.	506
357	Wabash National Corp.*	2,888
37	WageWorks, Inc.*	683
153	Watsco, Inc.	10,969
147	Watts Water Technologies, Inc., Class A	6,011
230	Werner Enterprises, Inc.	4,989
92	Wesco Aircraft Holdings, Inc.*	1,174
29	Willis Lease Finance Corp.*	416
361	Woodward, Inc.	13,202
92	XPO Logistics, Inc.*	1,460
141	Zipcar, Inc.*	1,146
		940,598
	Information Technology — 1.3%

245	3D Systems Corp.*	10,954
290	Accelrys, Inc.*	2,555
208	ACI Worldwide, Inc.*	8,967
202	Active Network, Inc. (The)*	1,083
257	Actuate Corp.*	1,370
400	Acxiom Corp.*	7,076
332	ADTRAN, Inc.	6,520
208	Advanced Energy Industries, Inc.*	2,660
165	Advent Software, Inc.*	3,673
104	Aeroflex Holding Corp.*	674
75	Agilysys, Inc.*	612
90	Alpha & Omega Semiconductor Ltd.*	783
14	Ambient Corp.*	51
122	American Software, Inc., Class A	985
385	Amkor Technology, Inc.*	1,636
367	ANADIGICS, Inc.*	664
73	Anaren, Inc.*	1,423
151	Ancestry.com, Inc.*	4,772
186	Angie’s List, Inc.*	2,066
147	Anixter International, Inc.	8,979
324	Applied Micro Circuits Corp.*	2,213
589	Arris Group, Inc.*	8,228
583	Aruba Networks, Inc.*	11,357
487	Aspen Technology, Inc.*	12,657
167	ATMI, Inc.*	3,327
31	Audience, Inc.*	268
41	AVG Technologies NV*	565
320	Aviat Networks, Inc.*	880
155	Avid Technology, Inc.*	1,012
63	Aware, Inc.	422
561	Axcelis Technologies, Inc.*	555
169	AXT, Inc.*	477
75	Badger Meter, Inc.	3,379
241	Bankrate, Inc.*	2,899
55	Bazaarvoice, Inc.*	538
55	Bel Fuse, Inc., Class B	874
300	Benchmark Electronics, Inc.*	4,662
92	Black Box Corp.	2,268
234	Blackbaud, Inc.	5,228
208	Blucora, Inc.*	3,068
181	Bottomline Technologies, Inc.*	4,436
31	Brightcove, Inc.*	301
143	BroadSoft, Inc.*	4,523
347	Brooks Automation, Inc.	2,672
122	Cabot Microelectronics Corp.	3,980
118	CACI International, Inc., Class A*	6,036
149	CalAmp Corp.*	1,292
204	Calix, Inc.*	1,506
181	Callidus Software, Inc.*	762
59	Carbonite, Inc.*	563
230	Cardtronics, Inc.*	5,276
49	Cass Information Systems, Inc.	2,302
259	Cavium, Inc.*	9,125
120	CEVA, Inc.*	1,813
210	Checkpoint Systems, Inc.*	1,816
379	CIBER, Inc.*	1,152
518	Ciena Corp.*	7,708
336	Cirrus Logic, Inc.*	10,524
224	Cognex Corp.	8,024
124	Coherent, Inc.*	5,735
126	Cohu, Inc.	1,222
232	CommVault Systems, Inc.*	15,396
80	Computer Task Group, Inc.*	1,459
184	comScore, Inc.*	2,449
94	Comtech Telecommunications Corp.	2,403
1,142	Comverse Technology, Inc.*	4,066
114	Comverse, Inc.*	3,280
159	Constant Contact, Inc.*	2,118
608	Convergys Corp.	9,491

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
175	Cornerstone OnDemand, Inc.*	$4,907
147	CoStar Group, Inc.*	12,768
194	Cray, Inc.*	2,759
177	CSG Systems International, Inc.*	3,289
177	CTS Corp.	1,568
161	Cymer, Inc.*	14,120
188	Daktronics, Inc.	1,966
80	Datalink Corp.*	691
222	DealerTrack Holdings, Inc.*	5,970
157	Demand Media, Inc.*	1,397
35	Demandware, Inc.*	959
239	Dice Holdings, Inc.*	2,055
135	Digi International, Inc.*	1,316
37	Digimarc Corp.	687
192	Digital River, Inc.*	2,805
186	Diodes, Inc.*	2,816
114	DSP Group, Inc.*	675
96	DTS, Inc.*	1,467
24	E2open, Inc.*	339
555	EarthLink, Inc.	3,663
147	Ebix, Inc.	2,471
198	Echelon Corp.*	592
98	Electro Rent Corp.	1,540
120	Electro Scientific Industries, Inc.	1,301
243	Electronics for Imaging, Inc.*	4,461
131	Ellie Mae, Inc.*	3,251
49	Eloqua, Inc.*	884
453	Emulex Corp.*	3,330
716	Entegris, Inc.*	6,415
459	Entropic Communications, Inc.*	2,382
108	Envestnet, Inc.*	1,501
41	Envivio, Inc.*	66
24	EPAM Systems, Inc.*	494
165	EPIQ Systems, Inc.	1,978
20	ePlus, Inc.*	809
265	Euronet Worldwide, Inc.*	5,899
33	Exa Corp.*	410
51	ExactTarget, Inc.*	1,051
194	Exar Corp.*	1,591
122	ExlService Holdings, Inc.*	3,276
491	Extreme Networks*	1,768
114	Fabrinet*	1,416
179	Fair Isaac Corp.	7,665
165	FalconStor Software, Inc.*	394
88	FARO Technologies, Inc.*	3,105
198	FEI Co.	10,896
475	Finisar Corp.*	6,446
314	First Solar, Inc.*	8,475
259	FormFactor, Inc.*	1,147
73	Forrester Research, Inc.	2,045
343	Global Cash Access Holdings, Inc.*	2,699
120	Globecomm Systems, Inc.*	1,426
281	Glu Mobile, Inc.*	804
153	GSI Group, Inc.*	1,161
108	GSI Technology, Inc.*	609
618	GT Advanced Technologies, Inc.*	2,083
75	Guidance Software, Inc.*	836
102	Guidewire Software, Inc.*	3,050
128	Hackett Group, Inc. (The)*	456
614	Harmonic, Inc.*	2,812
202	Heartland Payment Systems, Inc.	5,985
167	Higher One Holdings, Inc.*	1,476
165	Hittite Microwave Corp.*	10,012
167	iGATE Corp.*	2,503
161	Imation Corp.*	689
147	Immersion Corp.*	966
51	Imperva, Inc.*	1,569
573	Infinera Corp.*	3,197
41	Infoblox, Inc.*	777
116	Innodata, Inc.*	429
122	Inphi Corp.*	952
232	Insight Enterprises, Inc.*	3,930
742	Integrated Device Technology, Inc.*	4,652
143	Integrated Silicon Solution, Inc.*	1,253
77	Interactive Intelligence Group, Inc.*	2,473
230	InterDigital, Inc.	9,816
312	Intermec, Inc.*	2,356
71	Intermolecular, Inc.*	497
277	Internap Network Services Corp.*	1,654
361	International Rectifier Corp.*	6,166
665	Intersil Corp., Class A	4,741
120	Intevac, Inc.*	568
190	IntraLinks Holdings, Inc.*	1,252
190	InvenSense, Inc.*	1,909
271	Ipass, Inc.*	496
220	Ixia*	3,304
128	IXYS Corp.	1,037
241	j2 Global, Inc.	7,288
222	JDA Software Group, Inc.*	9,915
84	Jive Software, Inc.*	1,215
234	Kemet Corp.*	1,034
143	Kenexa Corp.*	6,567
55	Key Tronic Corp.*	558
82	Keynote Systems, Inc.	1,116
314	KIT Digital, Inc.*	237
349	Kopin Corp.*	1,120
77	KVH Industries, Inc.*	975
616	Lattice Semiconductor Corp.*	2,439
314	Limelight Networks, Inc.*	609
294	Lionbridge Technologies, Inc.*	1,208
122	Liquidity Services, Inc.*	5,009
112	Littelfuse, Inc.	6,464
287	LivePerson, Inc.*	3,786
114	LogMeIn, Inc.*	2,440
57	Loral Space & Communications, Inc.	4,849
255	LTX-Credence Corp.*	1,448
33	M/A-COM Technology Solutions Holdings, Inc.*	466
106	Manhattan Associates, Inc.*	6,067
120	Mantech International Corp., Class A	2,998
118	Marchex, Inc., Class B	491
114	Market Leader, Inc.*	758
53	Mattersight Corp.*	271
306	Mattson Technology, Inc.*	260
177	MAXIMUS, Inc.	11,149
116	MaxLinear, Inc., Class A*	623
151	Maxwell Technologies, Inc.*	1,095
80	Measurement Specialties, Inc.*	2,484
96	MeetMe, Inc.*	337
1,203	MEMC Electronic Materials, Inc.*	3,525
485	Mentor Graphics Corp.*	7,241
161	Mercury Systems, Inc.*	1,415
14	Mesa Laboratories, Inc.	663
194	Methode Electronics, Inc.	1,752
253	Micrel, Inc.	2,431
463	Microsemi Corp.*	8,862
45	MicroStrategy, Inc., Class A*	3,982
59	Millennial Media, Inc.*	811
188	Mindspeed Technologies, Inc.*	682
249	MIPS Technologies, Inc.*	1,877

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
273	MKS Instruments, Inc.	$6,620
206	ModusLink Global Solutions, Inc.*	686
112	MoneyGram International, Inc.*	1,345
159	Monolithic Power Systems, Inc.*	3,364
192	Monotype Imaging Holdings, Inc.	2,940
632	Monster Worldwide, Inc.*	3,438
175	MoSys, Inc.*	560
204	Move, Inc.*	1,536
84	MTS Systems Corp.	4,061
45	Multi-Fineline Electronix, Inc.*	769
122	Nanometrics, Inc.*	1,764
116	Neonode, Inc.*	450
102	NeoPhotonics Corp.*	548
198	NETGEAR, Inc.*	6,902
192	Netscout Systems, Inc.*	4,823
200	Newport Corp.*	2,548
336	NIC, Inc.	5,043
53	Numerex Corp., Class A*	598
24	NVE Corp.*	1,274
381	Oclaro, Inc.*	701
351	OCZ Technology Group, Inc.*	586
273	OmniVision Technologies, Inc.*	4,122
118	OpenTable, Inc.*	5,297
100	Oplink Communications, Inc.*	1,550
77	OPNET Technologies, Inc.	3,199
104	OSI Systems, Inc.*	6,373
624	Parametric Technology Corp.*	12,630
108	Park Electrochemical Corp.	2,632
396	Parkervision, Inc.*	903
47	PC Connection, Inc.	498
96	PC-Tel, Inc.	620
126	PDF Solutions, Inc.*	1,749
90	Pegasystems, Inc.	1,831
33	Peregrine Semiconductor Corp.*	559
167	Perficient, Inc.*	1,819
122	Pericom Semiconductor Corp.*	917
69	Pervasive Software, Inc.*	607
314	Photronics, Inc.*	1,617
222	Plantronics, Inc.	7,466
181	Plexus Corp.*	4,190
232	PLX Technology, Inc.*	1,065
149	Power Integrations, Inc.	4,635
351	Power-One, Inc.*	1,457
110	PRGX Global, Inc.*	703
100	Procera Networks, Inc.*	2,065
328	Progress Software Corp.*	6,596
33	Proofpoint, Inc.*	363
114	PROS Holdings, Inc.*	2,021
33	QAD, Inc., Class A*	435
445	QLIK Technologies, Inc.*	8,624
508	QLogic Corp.*	4,816
1,221	Quantum Corp.*	1,465
230	QuickLogic Corp.*	474
171	QuinStreet, Inc.*	1,069
120	Radisys Corp.*	270
575	Rambus, Inc.*	2,812
228	RealD, Inc.*	2,408
114	RealNetworks, Inc.*	829
188	RealPage, Inc.*	3,721
186	Responsys, Inc.*	1,213
1,450	RF Micro Devices, Inc.*	6,264
67	Richardson Electronics Ltd.	734
149	Rofin-Sinar Technologies, Inc.*	3,151
86	Rogers Corp.*	3,821
55	Rosetta Stone, Inc.*	703
90	Rubicon Technology, Inc.*	578
167	Rudolph Technologies, Inc.*	1,847
155	Saba Software, Inc.*	1,212
424	Sanmina Corp.*	3,994
71	Sapiens International Corp. NV*	263
642	Sapient Corp.*	6,799
145	ScanSource, Inc.*	4,285
94	SciQuest, Inc.*	1,531
149	Seachange International, Inc.*	1,378
343	Semtech Corp.*	9,381
259	ServiceSource International, Inc.*	1,329
251	ShoreTel, Inc.*	1,084
171	Sigma Designs, Inc.*	983
167	Silicon Graphics International Corp.*	1,401
434	Silicon Image, Inc.*	2,022
1,109	Sonus Networks, Inc.*	1,852
155	Sourcefire, Inc.*	7,631
251	Spansion, Inc., Class A*	2,942
59	Spark Networks, Inc.*	355
65	SPS Commerce, Inc.*	2,396
177	SS&C Technologies Holdings, Inc.*	4,175
73	Stamps.com, Inc.*	1,852
186	STEC, Inc.*	913
157	STR Holdings, Inc.*	372
110	Stratasys, Inc.*	8,244
208	SunPower Corp.*	957
151	Super Micro Computer, Inc.*	1,409
53	Supertex, Inc.*	964
255	Support.com, Inc.*	1,122
106	Sycamore Networks, Inc.	285
216	Symmetricom, Inc.*	1,285
35	Synacor, Inc.*	223
175	Synaptics, Inc.*	4,676
145	Synchronoss Technologies, Inc.*	2,648
137	SYNNEX Corp.*	4,524
80	Syntel, Inc.	4,813
408	Take-Two Interactive Software, Inc.*	5,047
155	Tangoe, Inc.*	2,021
80	TechTarget, Inc.*	434
86	TeleNav, Inc.*	696
120	TeleTech Holdings, Inc.*	2,042
1,908	Tellabs, Inc.	6,792
86	Telular Corp.	862
29	Tessco Technologies, Inc.	631
271	Tessera Technologies, Inc.	4,404
650	TiVo, Inc.*	7,605
128	TNS, Inc.*	1,869
37	Travelzoo, Inc.*	650
879	TriQuint Semiconductor, Inc.*	4,448
277	TTM Technologies, Inc.*	2,499
157	Tyler Technologies, Inc.*	7,366
55	Ubiquiti Networks, Inc.*	646
139	Ultimate Software Group, Inc.*	13,137
122	Ultra Clean Holdings*	588
137	Ultratech, Inc.*	4,496
228	Unisys Corp.*	3,940
473	United Online, Inc.	2,706
208	Universal Display Corp.*	4,967
453	Unwired Planet, Inc.*	621
391	ValueClick, Inc.*	7,378
147	VASCO Data Security International, Inc.*	1,104
202	Veeco Instruments, Inc.*	5,749
114	Verint Systems, Inc.*	3,166
196	ViaSat, Inc.*	7,493

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
20	Viasystems Group, Inc.*	$235
218	VirnetX Holding Corp.*	7,514
98	Virtusa Corp.*	1,535
63	Vishay Precision Group, Inc.*	769
177	Vistaprint N.V.*	5,495
108	Vocus, Inc.*	1,842
133	Volterra Semiconductor Corp.*	2,335
183	Web.com Group, Inc.*	2,765
265	WebMD Health Corp.*	3,723
194	Websense, Inc.*	2,708
253	Westell Technologies, Inc., Class A*	493
202	WEX, Inc.*	14,536
137	XO Group, Inc.*	1,082
45	Yelp, Inc.*	851
318	Zix Corp.*	871
86	Zygo Corp.*	1,272
		1,030,155
	Materials — 0.4%

153	A. Schulman, Inc.	4,006
88	A.M. Castle & Co.*	1,123
47	ADA-ES, Inc.*	768
22	AEP Industries, Inc.*	1,331
577	AK Steel Holding Corp.	2,314
133	AMCOL International Corp.	4,015
145	American Vanguard Corp.	4,824
104	Arabian American Development Co.*	846
153	Balchem Corp.	5,470
524	Boise, Inc.	4,297
206	Buckeye Technologies, Inc.	5,710
298	Calgon Carbon Corp.*	4,035
269	Century Aluminum Co.*	2,090
33	Chase Corp.	569
514	Chemtura Corp.*	10,444
122	Clearwater Paper Corp.*	4,849
469	Coeur d’Alene Mines Corp.*	10,909
57	Deltic Timber Corp.	3,936
255	Eagle Materials, Inc.	13,571
451	Ferro Corp.*	1,294
257	Flotek Industries, Inc.*	2,968
100	FutureFuel Corp.	1,135
349	General Moly, Inc.*	1,309
179	Georgia Gulf Corp.	8,209
320	Globe Specialty Metals, Inc.	4,435
273	Gold Reserve, Inc.*	901
155	Gold Resource Corp.	2,458
173	Golden Minerals Co.*	690
1,350	Golden Star Resources Ltd.*	2,457
873	Graphic Packaging Holding Co.*	5,666
43	GSE Holding, Inc.*	301
261	H.B. Fuller Co.	8,574
29	Handy & Harman Ltd.*	408
47	Hawkins, Inc.	1,880
63	Haynes International, Inc.	2,932
318	Headwaters, Inc.*	2,417
1,488	Hecla Mining Co.	8,630
228	Horsehead Holding Corp.*	2,120
114	Innophos Holdings, Inc.	5,462
120	Innospec, Inc.*	3,820
100	Kaiser Aluminum Corp.	6,087
210	KapStone Paper and Packaging Corp.*	4,603
41	KMG Chemicals, Inc.	747
108	Koppers Holdings, Inc.	3,822
167	Kraton Performance Polymers, Inc.*	3,923
133	Landec Corp.*	1,338
718	Louisiana-Pacific Corp.*	12,508
98	LSB Industries, Inc.*	3,276
106	Materion Corp.	2,173
1,132	McEwen Mining, Inc.*	4,188
61	Metals USA Holdings Corp.	954
667	Midway Gold Corp.*	1,001
92	Minerals Technologies, Inc.	6,808
175	Myers Industries, Inc.	2,602
82	Neenah Paper, Inc.	2,301
173	Noranda Aluminum Holding Corp.	1,026
418	Olin Corp.	8,665
47	Olympic Steel, Inc.	929
169	OM Group, Inc.*	3,375
241	OMNOVA Solutions, Inc.*	1,788
222	P. H. Glatfelter Co.	3,772
681	Paramount Gold and Silver Corp.*	1,580
467	PolyOne Corp.	9,405
67	Quaker Chemical Corp.	3,262
422	Resolute Forest Products*	4,942
133	Revett Minerals, Inc.*	442
159	RTI International Metals, Inc.*	3,943
133	Schnitzer Steel Industries, Inc., Class A	3,749
163	Schweitzer-Mauduit International, Inc.	6,108
261	Sensient Technologies Corp.	9,448
161	Spartech Corp.*	1,430
43	Stepan Co.	4,298
604	Stillwater Mining Co.*	6,934
365	SunCoke Energy, Inc.*	5,931
118	Texas Industries, Inc.*	5,478
67	TPC Group, Inc.*	3,218
126	Tredegar Corp.	2,375
61	U.S. Silica Holdings, Inc.*	886
29	UFP Technologies, Inc.*	482
8	United States Lime & Minerals, Inc.*	351
37	Universal Stainless & Alloy*	1,277
279	US Antimony Corp.*	550
304	Vista Gold Corp.*	900
230	Wausau Paper Corp.	1,930
273	Worthington Industries, Inc.	6,432
116	Zep, Inc.	1,438
143	Zoltek Cos., Inc.*	1,008
		316,856
	Telecommunication Services — 0.0%‡

369	8x8, Inc.*	2,435
47	Atlantic Tele-Network, Inc.	1,733
82	Boingo Wireless, Inc.*	581
141	Cbeyond, Inc.*	1,048
1,028	Cincinnati Bell, Inc.*	5,479
245	Cogent Communications Group, Inc.	5,179
208	Consolidated Communications Holdings, Inc.	3,128
108	Fairpoint Communications, Inc.*	809
192	General Communication, Inc., Class A*	1,619
53	Hawaiian Telcom Holdco, Inc.*	951
69	HickoryTech Corp.	671
80	IDT Corp., Class B	734
196	inContact, Inc.*	1,019
259	Iridium Communications, Inc.*	1,598

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
281	Leap Wireless International, Inc.*	$1,827
80	Lumos Networks Corp.	783
80	magicJack VocalTec Ltd.*	1,377
147	Neutral Tandem, Inc.	396
77	NTELOS Holdings Corp.	993
186	ORBCOMM, Inc.*	629
261	Premiere Global Services, Inc.*	2,216
63	Primus Telecommunications Group, Inc.	714
124	Shenandoah Telecommunications Co.	1,724
247	Towerstream Corp.*	835
116	USA Mobility, Inc.	1,341
830	Vonage Holdings Corp.*	2,017
		41,836
	Utilities — 0.3%

200	ALLETE, Inc.	7,842
135	American DG Energy, Inc.*	278
98	American States Water Co.	4,459
39	Artesian Resources Corp., Class A	810
593	Atlantic Power Corp.	6,997
306	Avista Corp.	7,255
230	Black Hills Corp.	8,209
67	Cadiz, Inc.*	573
218	California Water Service Group	3,924
77	CH Energy Group, Inc.	5,021
49	Chesapeake Utilities Corp.	2,205
318	Cleco Corp.	12,812
45	Connecticut Water Service, Inc.	1,388
75	Consolidated Water Co., Ltd.	583
35	Delta Natural Gas Co., Inc.	713
208	El Paso Electric Co.	6,625
220	Empire District Electric Co. (The)	4,400
73	Genie Energy Ltd., Class B	499
4,029	GenOn Energy, Inc.*	10,274
261	IDACORP, Inc.	11,147
116	Laclede Group, Inc. (The)	4,722
120	MGE Energy, Inc.	6,066
82	Middlesex Water Co.	1,534
216	New Jersey Resources Corp.	8,765
141	Northwest Natural Gas Co.	6,184
190	NorthWestern Corp.	6,591
92	Ormat Technologies, Inc.	1,695
188	Otter Tail Corp.	4,555
373	Piedmont Natural Gas Co., Inc.	11,511
416	PNM Resources, Inc.	8,790
394	Portland General Electric Co.	10,650
73	SJW Corp.	1,786
159	South Jersey Industries, Inc.	7,945
241	Southwest Gas Corp.	10,108
265	UIL Holdings Corp.	9,506
71	Unitil Corp.	1,832
210	UNS Energy Corp.	8,942
269	WGL Holdings, Inc.	10,507
67	York Water Co.	1,168
		218,871
	Total Common Stocks (Cost $5,917,946)	6,119,631

	Investment Company (a)
	Financials — 0.0%‡

45	Firsthand Technology Value Fund, Inc.*	818

	Total Investment Company (Cost $800)	818

No. of Warrants
	Warrants — 0.0%‡
243	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*	6
	Total Warrants (Cost $—)	6

Principal Amount
	U.S. Government & Agency Security (a) — 13.0%
	Federal Home Loan Bank
$10,505,663	0.00%, due 12/03/12	10,505,663
	Total U.S. Government & Agency Security (Cost $10,505,663)	10,505,663

	Repurchase Agreements (a)(b) — 46.3%
37,402,495	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $37,403,131	37,402,495
	Total Repurchase Agreements (Cost $37,402,495)	37,402,495

	Total Investment Securities (Cost $53,826,904) — 66.9%	54,028,613
	Other assets less liabilities — 33.1%	26,709,288
	Net Assets — 100.0%	$80,737,901

*	Non-income producing security.
‡	Amount represents less than 0.05%.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $21,465,155.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,482
Aggregate gross unrealized depreciation	(10,824)
Net unrealized appreciation	$201,658
Federal income tax cost of investments	$53,826,955

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	228	12/21/12	$18,718,800	$627,427

Cash collateral in the amount of $1,007,250 was pledged to cover margin requirements for open futures contracts as of November 30, 2012.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$11,497,657	$359,199

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	34,300,672	2,608,767

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	65,249,228	309,949

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	32,711,613	131,464

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	1,359,089	(4,673)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	23,269,640	2,361,121

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	49,011,244	10,214,206

		$15,980,033

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) — 39.4%
	Consumer Discretionary — 3.3%

5	Aaron’s, Inc.	$143
24	Abercrombie & Fitch Co., Class A	1,101
12	American Eagle Outfitters, Inc.	254
5	AutoNation, Inc.*	195
75	Best Buy Co., Inc.	983
50	Cablevision Systems Corp., Class A	692
52	CarMax, Inc.*	1,886
116	Carnival Corp.	4,485
150	CBS Corp. (Non-Voting), Class B	5,397
14	Chico’s FAS, Inc.	261
7	Choice Hotels International, Inc.	228
5	Clear Channel Outdoor Holdings, Inc., Class A*	33
394	Comcast Corp., Class A	14,649
72	D.R. Horton, Inc.	1,401
4	Deckers Outdoor Corp.*	153
18	DeVry, Inc.	469
8	Dillard’s, Inc., Class A	711
13	DISH Network Corp., Class A*	482
19	DreamWorks Animation SKG, Inc., Class A*	325
1	DSW, Inc., Class A	68
9	Expedia, Inc.	557
34	Foot Locker, Inc.	1,219
1,049	Ford Motor Co.	12,011
35	GameStop Corp., Class A	919
66	Gannett Co., Inc.	1,181
28	Garmin Ltd.	1,089
214	General Motors Co.*	5,538
17	Guess?, Inc.	440
29	H&R Block, Inc.	523
20	Harman International Industries, Inc.	791
3	Hasbro, Inc.	115
1	HomeAway, Inc.*	20
13	Hyatt Hotels Corp., Class A*	475
33	International Game Technology	458
116	Interpublic Group of Cos., Inc. (The)	1,255
45	J.C. Penney Co., Inc.	807
17	Jarden Corp.	899
7	John Wiley & Sons, Inc., Class A	299
190	Johnson Controls, Inc.	5,233
63	Kohl’s Corp.	2,813
3	Lamar Advertising Co., Class A*	118
28	Lear Corp.	1,223
39	Leggett & Platt, Inc.	1,086
45	Lennar Corp., Class A	1,712
134	Liberty Interactive Corp., Class A*	2,586
28	Liberty Media Corp. - Liberty Capital, Class A*	3,080
9	Liberty Ventures*	527
291	Lowe’s Cos., Inc.	10,502
100	Macy’s, Inc.	3,870
16	Madison Square Garden Co. (The), Class A*	701
6	Marriott International, Inc., Class A	218
22	Mattel, Inc.	825
111	MGM Resorts International*	1,127
16	Mohawk Industries, Inc.*	1,376
81	Newell Rubbermaid, Inc.	1,767
384	News Corp., Class A	9,462
17	Penn National Gaming, Inc.*	864
96	PulteGroup, Inc.*	1,614
2	PVH Corp.	229
14	Regal Entertainment Group, Class A	218
42	Royal Caribbean Cruises Ltd.	1,480
3	Sally Beauty Holdings, Inc.*	76
4	Sears Canada, Inc.*	49
10	Sears Holdings Corp.*	420
2	Sears Hometown and Outlet Stores, Inc.*	63
61	Service Corp. International	850
24	Signet Jewelers Ltd.	1,290
193	Staples, Inc.	2,258
175	Target Corp.	11,048
104	Thomson Reuters Corp.	2,864
11	Thor Industries, Inc.	415
6	Tiffany & Co.	354
268	Time Warner, Inc.	12,676
40	Toll Brothers, Inc.*	1,274
28	TRW Automotive Holdings Corp.*	1,418
14	Visteon Corp.*	701
316	Walt Disney Co. (The)	15,693
1	Washington Post Co. (The), Class B	367
78	Wendy’s Co. (The)	363
22	Whirlpool Corp.	2,240
11	Williams-Sonoma, Inc.	498
		170,060
	Consumer Staples — 2.9%

127	Altria Group, Inc.	4,294
184	Archer-Daniels-Midland Co.	4,913
28	Avon Products, Inc.	391
44	Beam, Inc.	2,469
5	Brown-Forman Corp., Class B	351
41	Bunge Ltd.	3,000
10	Campbell Soup Co.	367
15	Church & Dwight Co., Inc.	812
34	Clorox Co. (The)	2,596
78	Coca-Cola Enterprises, Inc.	2,432
11	Colgate-Palmolive Co.	1,193
116	ConAgra Foods, Inc.	3,464
41	Constellation Brands, Inc., Class A*	1,471
286	CVS Caremark Corp.	13,302
7	Dean Foods Co.*	120
18	Energizer Holdings, Inc.	1,436
39	General Mills, Inc.	1,599
6	Green Mountain Coffee Roasters, Inc.*	220
34	H. J. Heinz Co.	1,988
5	Hillshire Brands Co. (The)	139
16	Hormel Foods Corp.	496
17	Ingredion, Inc.	1,104
31	J.M. Smucker Co. (The)	2,742
4	Kellogg Co.	222
12	Kimberly-Clark Corp.	1,029
157	Kraft Foods Group, Inc.*	7,099
36	Molson Coors Brewing Co., Class B	1,493
470	Mondelez International, Inc., Class A	12,168
39	Philip Morris International, Inc.	3,505
710	Procter & Gamble Co. (The)	49,579
15	Ralcorp Holdings, Inc.*	1,337
61	Reynolds American, Inc.	2,667
58	Safeway, Inc.	992
43	Smithfield Foods, Inc.*	962
77	Sysco Corp.	2,437
81	Tyson Foods, Inc., Class A	1,553
241	Walgreen Co.	8,172
100	Wal-Mart Stores, Inc.	7,202
		151,316

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Energy — 6.4%

62	Alpha Natural Resources, Inc.*	$464
140	Anadarko Petroleum Corp.	10,247
109	Apache Corp.	8,403
11	Atwood Oceanics, Inc.*	506
123	Baker Hughes, Inc.	5,307
16	Cameron International Corp.*	863
21	Cheniere Energy, Inc.*	353
185	Chesapeake Energy Corp.	3,151
552	Chevron Corp.	58,341
24	Cimarex Energy Co.	1,443
3	Cobalt International Energy, Inc.*	70
354	ConocoPhillips	20,157
64	CONSOL Energy, Inc.	2,006
109	Denbury Resources, Inc.*	1,682
113	Devon Energy Corp.	5,839
19	Diamond Offshore Drilling, Inc.	1,311
20	Energen Corp.	891
37	EQT Corp.	2,222
35	EXCO Resources, Inc.	272
1,308	Exxon Mobil Corp.	115,287
176	Halliburton Co.	5,870
21	Helmerich & Payne, Inc.	1,096
85	Hess Corp.	4,217
58	HollyFrontier Corp.	2,629
197	Marathon Oil Corp.	6,077
95	Marathon Petroleum Corp.	5,656
66	McDermott International, Inc.*	695
54	Murphy Oil Corp.	3,064
81	Nabors Industries Ltd.*	1,191
92	National Oilwell Varco, Inc.	6,284
38	Newfield Exploration Co.*	925
39	Noble Energy, Inc.	3,812
227	Occidental Petroleum Corp.	17,073
2	Oil States International, Inc.*	141
44	Patterson-UTI Energy, Inc.	781
76	Peabody Energy Corp.	1,908
175	Phillips 66	9,165
6	Pioneer Natural Resources Co.	642
36	Plains Exploration & Production Co.*	1,285
50	QEP Resources, Inc.	1,406
35	Rowan Cos. plc, Class A*	1,111
2	RPC, Inc.	23
137	SandRidge Energy, Inc.*	801
3	SEACOR Holdings, Inc.*	272
3	SM Energy Co.	149
64	Southwestern Energy Co.*	2,221
183	Spectra Energy Corp.	5,115
44	Superior Energy Services, Inc.*	894
10	Teekay Corp.	322
39	Tesoro Corp.	1,649
14	Tidewater, Inc.	628
43	Ultra Petroleum Corp.*	862
14	Unit Corp.*	629
155	Valero Energy Corp.	5,000
28	Whiting Petroleum Corp.*	1,174
14	World Fuel Services Corp.	545
56	WPX Energy, Inc.*	884
		335,011
	Financials — 10.6%

95	ACE Ltd.	7,527
4	Affiliated Managers Group, Inc.*	515
131	Aflac, Inc.	6,942
11	Alexander & Baldwin, Inc.*	328
17	Alexandria Real Estate Equities, Inc. (REIT)	1,155
5	Alleghany Corp.*	1,755
5	Allied World Assurance Co. Holdings AG	406
137	Allstate Corp. (The)	5,546
23	American Campus Communities, Inc. (REIT)	1,007
96	American Capital Agency Corp. (REIT)	3,029
93	American Capital Ltd.*	1,114
100	American Express Co.	5,590
24	American Financial Group, Inc./OH	952
180	American International Group, Inc.*	5,963
2	American National Insurance Co.	138
58	Ameriprise Financial, Inc.	3,519
273	Annaly Capital Management, Inc. (REIT)	4,019
84	Aon plc	4,771
12	Apartment Investment & Management Co., Class A (REIT)	301
34	Arch Capital Group Ltd.*	1,533
69	Ares Capital Corp.	1,224
20	Aspen Insurance Holdings Ltd.	626
49	Associated Banc-Corp	630
23	Assurant, Inc.	787
48	Assured Guaranty Ltd.	670
27	AvalonBay Communities, Inc. (REIT)	3,558
31	Axis Capital Holdings Ltd.	1,115
3,014	Bank of America Corp.	29,718
13	Bank of Hawaii Corp.	565
334	Bank of New York Mellon Corp. (The)	7,996
10	BankUnited, Inc.	235
195	BB&T Corp.	5,493
498	Berkshire Hathaway, Inc., Class B*	43,864
43	BioMed Realty Trust, Inc. (REIT)	829
17	BlackRock, Inc.	3,350
7	BOK Financial Corp.	385
35	Boston Properties, Inc. (REIT)	3,592
40	Brandywine Realty Trust (REIT)	477
15	BRE Properties, Inc. (REIT)	730
30	Brown & Brown, Inc.	805
6	Camden Property Trust (REIT)	394
162	Capital One Financial Corp.	9,331
65	CapitalSource, Inc.	523
46	Capitol Federal Financial, Inc.	547
42	CBL & Associates Properties, Inc. (REIT)	945
3	CBOE Holdings, Inc.	90
301	Charles Schwab Corp. (The)	3,943
287	Chimera Investment Corp. (REIT)	786
76	Chubb Corp. (The)	5,851
41	Cincinnati Financial Corp.	1,661
56	CIT Group, Inc.*	2,075
820	Citigroup, Inc.	28,347
13	City National Corp./CA	633
93	CME Group, Inc.	5,140
7	CNA Financial Corp.	198
55	Comerica, Inc.	1,627
22	Commerce Bancshares, Inc./MO	789
23	CommonWealth REIT (REIT)	348
23	Corporate Office Properties Trust (REIT)	568
15	Cullen/Frost Bankers, Inc.	819
66	DDR Corp. (REIT)	1,010

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
148	Discover Financial Services	$6,158
39	Douglas Emmett, Inc. (REIT)	886
75	Duke Realty Corp. (REIT)	1,012
80	E*TRADE Financial Corp.*	674
40	East West Bancorp, Inc.	846
11	Endurance Specialty Holdings Ltd.	442
2	Equity Lifestyle Properties, Inc. (REIT)	131
77	Equity Residential (REIT)	4,274
15	Everest Re Group Ltd.	1,627
11	Extra Space Storage, Inc. (REIT)	387
4	Federal Realty Investment Trust (REIT)	416
4	Federated Investors, Inc., Class B	79
62	Fidelity National Financial, Inc., Class A	1,501
257	Fifth Third Bancorp	3,762
1	First Citizens BancShares, Inc./NC, Class A	165
71	First Horizon National Corp.	672
99	First Niagara Financial Group, Inc.	746
29	First Republic Bank/CA	981
40	Forest City Enterprises, Inc., Class A*	602
30	Franklin Resources, Inc.	3,961
56	Fulton Financial Corp.	545
148	General Growth Properties, Inc. (REIT)	2,867
137	Genworth Financial, Inc., Class A*	815
138	Goldman Sachs Group, Inc. (The)	16,255
7	Hanover Insurance Group, Inc. (The)	256
123	Hartford Financial Services Group, Inc.	2,605
27	Hatteras Financial Corp. (REIT)	720
28	HCC Insurance Holdings, Inc.	1,033
118	HCP, Inc. (REIT)	5,316
72	Health Care REIT, Inc. (REIT)	4,240
6	Home Properties, Inc. (REIT)	353
35	Hospitality Properties Trust (REIT)	794
201	Host Hotels & Resorts, Inc. (REIT)	2,953
8	Howard Hughes Corp. (The)*	589
148	Hudson City Bancorp, Inc.	1,193
242	Huntington Bancshares, Inc./OH	1,488
11	Interactive Brokers Group, Inc., Class A	168
125	Invesco Ltd.	3,124
53	Janus Capital Group, Inc.	435
40	Jefferies Group, Inc.	678
12	Jones Lang LaSalle, Inc.	984
1,065	JPMorgan Chase & Co.	43,750
14	Kemper Corp.	415
267	KeyCorp	2,157
19	Kilroy Realty Corp. (REIT)	857
114	Kimco Realty Corp. (REIT)	2,196
39	Legg Mason, Inc.	996
42	Leucadia National Corp.	930
29	Liberty Property Trust (REIT)	1,010
80	Lincoln National Corp.	1,976
87	Loews Corp.	3,557
2	LPL Financial Holdings, Inc.	56
35	M&T Bank Corp.	3,421
37	Macerich Co. (The) (REIT)	2,090
25	Mack-Cali Realty Corp. (REIT)	632
3	Markel Corp.*	1,437
32	Marsh & McLennan Cos., Inc.	1,127
40	MBIA, Inc.*	358
7	Mercury General Corp.	291
238	MetLife, Inc.	7,899
100	MFA Financial, Inc. (REIT)	841
1	Mid-America Apartment Communities, Inc. (REIT)	62
431	Morgan Stanley	7,271
33	NASDAQ OMX Group, Inc. (The)	800
30	National Retail Properties, Inc. (REIT)	922
123	New York Community Bancorp, Inc.	1,600
60	Northern Trust Corp.	2,881
71	NYSE Euronext	1,658
73	Old Republic International Corp.	766
18	PartnerRe Ltd.	1,492
74	People’s United Financial, Inc.	902
48	Piedmont Office Realty Trust, Inc., Class A (REIT)	847
148	PNC Financial Services Group, Inc.	8,309
29	Popular, Inc.*	573
9	Post Properties, Inc. (REIT)	442
84	Principal Financial Group, Inc.	2,281
9	ProAssurance Corp.	816
171	Progressive Corp. (The)	3,634
129	Prologis, Inc. (REIT)	4,378
23	Protective Life Corp.	624
131	Prudential Financial, Inc.	6,828
32	Raymond James Financial, Inc.	1,208
7	Rayonier, Inc. (REIT)	349
37	Realty Income Corp. (REIT)	1,505
10	Regency Centers Corp. (REIT)	468
395	Regions Financial Corp.	2,635
21	Reinsurance Group of America, Inc.	1,075
14	RenaissanceRe Holdings Ltd.	1,159
24	Retail Properties of America, Inc., Class A (REIT)	295
49	Senior Housing Properties Trust (REIT)	1,095
11	Signature Bank/NY*	772
13	Simon Property Group, Inc. (REIT)	1,978
25	SL Green Realty Corp. (REIT)	1,884
136	SLM Corp.	2,251
16	St. Joe Co. (The)*	342
12	StanCorp Financial Group, Inc.	408
137	State Street Corp.	6,088
151	SunTrust Banks, Inc.	4,100
12	SVB Financial Group*	663
220	Synovus Financial Corp.	521
11	Taubman Centers, Inc. (REIT)	852
45	TCF Financial Corp.	535
65	TD Ameritrade Holding Corp.	1,053
22	TFS Financial Corp.*	181
28	Torchmark Corp.	1,456
62	Travelers Cos., Inc. (The)	4,391
530	U.S. Bancorp	17,098
69	UDR, Inc. (REIT)	1,588
80	Unum Group	1,631
22	Validus Holdings Ltd.	780
55	Valley National Bancorp	525
81	Ventas, Inc. (REIT)	5,156
52	Vornado Realty Trust (REIT)	3,974
31	W. R. Berkley Corp.	1,232
30	Washington Federal, Inc.	482
34	Weingarten Realty Investors (REIT)	924
1,370	Wells Fargo & Co.	45,224
102	Weyerhaeuser Co. (REIT)	2,811
2	White Mountains Insurance Group Ltd.	1,031
87	XL Group plc	2,117

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
52	Zions Bancorp.	$1,044
		551,080
	Health Care — 4.6%

23	Abbott Laboratories	1,495
97	Aetna, Inc.	4,189
22	Alere, Inc.*	407
48	Allscripts Healthcare Solutions, Inc.*	534
4	AMERIGROUP Corp.*	367
13	Baxter International, Inc.	862
4	Becton, Dickinson and Co.	307
6	Bio-Rad Laboratories, Inc., Class A*	627
400	Boston Scientific Corp.*	2,216
43	Bristol-Myers Squibb Co.	1,403
27	Brookdale Senior Living, Inc.*	690
45	Cardinal Health, Inc.	1,820
62	CareFusion Corp.*	1,731
5	Charles River Laboratories International, Inc.*	192
81	Cigna Corp.	4,234
25	Community Health Systems, Inc.*	736
9	Cooper Cos., Inc. (The)	854
15	Covance, Inc.*	855
37	Coventry Health Care, Inc.	1,616
128	Covidien plc	7,438
22	DENTSPLY International, Inc.	873
182	Eli Lilly & Co.	8,925
12	Endo Health Solutions, Inc.*	344
74	Forest Laboratories, Inc.*	2,624
16	HCA Holdings, Inc.	508
72	Health Management Associates, Inc., Class A*	572
23	Health Net, Inc.*	542
11	Henry Schein, Inc.*	888
17	Hill-Rom Holdings, Inc.	475
74	Hologic, Inc.*	1,412
46	Hospira, Inc.*	1,371
46	Humana, Inc.	3,009
595	Johnson & Johnson	41,489
45	Life Technologies Corp.*	2,221
14	LifePoint Hospitals, Inc.*	504
14	MEDNAX, Inc.*	1,106
272	Medtronic, Inc.	11,454
851	Merck & Co., Inc.	37,699
9	Mylan, Inc.*	245
32	Omnicare, Inc.	1,160
2	Patterson Cos., Inc.	68
32	PerkinElmer, Inc.	1,013
2,094	Pfizer, Inc.	52,392
66	QIAGEN N.V.*	1,221
39	Quest Diagnostics, Inc.	2,253
13	Sirona Dental Systems, Inc.*	814
20	St. Jude Medical, Inc.	686
23	Stryker Corp.	1,246
11	Teleflex, Inc.	761
26	Tenet Healthcare Corp.*	753
103	Thermo Fisher Scientific, Inc.	6,546
290	UnitedHealth Group, Inc.	15,773
24	Universal Health Services, Inc., Class B	1,082
24	VCA Antech, Inc.*	499
87	WellPoint, Inc.	4,863
44	Zimmer Holdings, Inc.	2,903
		242,867
	Industrials — 3.6%

20	3M Co.	1,819
1	ACCO Brands Corp.*	7
65	ADT Corp. (The)*	2,983
32	AECOM Technology Corp.*	723
27	AGCO Corp.*	1,246
19	Air Lease Corp.*	423
9	Alliant Techsystems, Inc.	540
29	Avery Dennison Corp.	970
20	Boeing Co. (The)	1,486
16	Carlisle Cos., Inc.	907
10	Chicago Bridge & Iron Co. N.V.	406
17	Cintas Corp.	704
8	CNH Global N.V.*	381
10	Colfax Corp.*	390
7	Con-way, Inc.	197
2	Copa Holdings S.A., Class A	190
28	Corrections Corp. of America	949
28	Covanta Holding Corp.	529
14	Crane Co.	594
94	CSX Corp.	1,857
107	Danaher Corp.	5,775
86	Delta Air Lines, Inc.*	860
51	Dover Corp.	3,243
4	Dun & Bradstreet Corp. (The)	317
105	Eaton Corp.	5,477
33	Emerson Electric Co.	1,658
5	Engility Holdings, Inc.*	92
3	Equifax, Inc.	154
52	Exelis, Inc.	588
6	Expeditors International of Washington, Inc.	224
83	FedEx Corp.	7,431
1	Flowserve Corp.	139
12	Fluor Corp.	637
37	Fortune Brands Home & Security, Inc.*	1,110
14	Gardner Denver, Inc.	978
13	GATX Corp.	548
13	General Cable Corp.*	373
89	General Dynamics Corp.	5,918
2,963	General Electric Co.	62,608
33	GrafTech International Ltd.*	320
23	Harsco Corp.	463
30	Hertz Global Holdings, Inc.*	469
3	Hubbell, Inc., Class B	253
14	Huntington Ingalls Industries, Inc.	572
19	IDEX Corp.	854
7	Illinois Tool Works, Inc.	431
15	Ingersoll-Rand plc	732
3	Iron Mountain, Inc.	95
20	ITT Corp.	447
36	Jacobs Engineering Group, Inc.*	1,474
7	Kansas City Southern	547
8	KAR Auction Services, Inc.*	142
42	KBR, Inc.	1,168
22	Kennametal, Inc.	839
4	Kirby Corp.*	231
27	L-3 Communications Holdings, Inc.	2,075
8	Lockheed Martin Corp.	746
9	Manitowoc Co., Inc. (The)	135
22	Manpower, Inc.	846
11	Matson, Inc.	253
2	MRC Global, Inc.*	56
20	Navistar International Corp.*	408

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
26	Nielsen Holdings N.V.*	$736
1	Nordson Corp.	61
91	Norfolk Southern Corp.	5,495
70	Northrop Grumman Corp.	4,669
26	Oshkosh Corp.*	763
34	Owens Corning*	1,176
77	PACCAR, Inc.	3,383
23	Parker Hannifin Corp.	1,889
59	Pentair Ltd.	2,861
18	Pitney Bowes, Inc.	201
58	Quanta Services, Inc.*	1,500
50	R.R. Donnelley & Sons Co.	470
93	Raytheon Co.	5,313
11	Regal-Beloit Corp.	767
85	Republic Services, Inc.	2,420
14	Ryder System, Inc.	659
18	Shaw Group, Inc. (The)*	809
13	Snap-on, Inc.	1,033
173	Southwest Airlines Co.	1,649
26	Spirit Aerosystems Holdings, Inc., Class A*	409
10	SPX Corp.	681
48	Stanley Black & Decker, Inc.	3,452
31	Terex Corp.*	750
74	Textron, Inc.	1,738
22	Timken Co.	991
17	Towers Watson & Co., Class A	899
22	Trinity Industries, Inc.	699
9	Triumph Group, Inc.	590
129	Tyco International Ltd.	3,660
21	URS Corp.	791
29	UTi Worldwide, Inc.	409
6	Verisk Analytics, Inc., Class A*	299
1	WABCO Holdings, Inc.*	62
32	Waste Connections, Inc.	1,053
129	Waste Management, Inc.	4,202
12	WESCO International, Inc.*	776
46	Xylem, Inc.	1,200
		187,502
	Information Technology — 2.5%

118	Activision Blizzard, Inc.	1,350
59	Adobe Systems, Inc.*	2,042
4	Akamai Technologies, Inc.*	147
47	Amdocs Ltd.	1,573
76	Analog Devices, Inc.	3,086
20	AOL, Inc.*	750
358	Applied Materials, Inc.	3,841
31	Arrow Electronics, Inc.*	1,155
114	Atmel Corp.*	637
4	Avago Technologies Ltd.	140
41	Avnet, Inc.*	1,201
13	AVX Corp.	133
7	Booz Allen Hamilton Holding Corp.	98
59	Broadcom Corp., Class A*	1,910
128	Brocade Communications Systems, Inc.*	727
94	CA, Inc.	2,083
1,498	Cisco Systems, Inc.	28,327
43	Computer Sciences Corp.	1,637
58	Compuware Corp.*	542
27	CoreLogic, Inc.*	698
424	Corning, Inc.	5,186
32	Cree, Inc.*	1,034
18	Cypress Semiconductor Corp.*	183
412	Dell, Inc.	3,972
16	Diebold, Inc.	479
6	Dolby Laboratories, Inc., Class A*	200
8	DST Systems, Inc.	461
8	EchoStar Corp., Class A*	251
89	Electronic Arts, Inc.*	1,318
36	Fairchild Semiconductor International, Inc.*	480
70	Fidelity National Information Services, Inc.	2,527
7	Fiserv, Inc.*	539
8	FLIR Systems, Inc.	163
1	Freescale Semiconductor Ltd.*	9
7	Genpact Ltd.	112
22	Harris Corp.	1,037
553	Hewlett-Packard Co.	7,183
19	IAC/InterActiveCorp	896
43	Ingram Micro, Inc., Class A*	697
362	Intel Corp.	7,084
11	Itron, Inc.*	482
42	Jabil Circuit, Inc.	798
65	JDS Uniphase Corp.*	788
148	Juniper Networks, Inc.*	2,661
47	KLA-Tencor Corp.	2,137
35	Lam Research Corp.*	1,229
20	Lexmark International, Inc., Class A	487
131	Marvell Technology Group Ltd.	1,111
41	Maxim Integrated Products, Inc.	1,197
277	Micron Technology, Inc.*	1,656
39	Molex, Inc.	1,029
33	NetApp, Inc.*	1,046
173	NVIDIA Corp.	2,073
127	ON Semiconductor Corp.*	842
6	Paychex, Inc.	195
58	PMC-Sierra, Inc.*	299
50	Polycom, Inc.*	523
25	Rovi Corp.*	384
51	SAIC, Inc.	588
68	SanDisk Corp.*	2,659
1	ServiceNow, Inc.*	33
1	Silicon Laboratories, Inc.*	42
6	Skyworks Solutions, Inc.*	136
190	Symantec Corp.*	3,564
38	Synopsys, Inc.*	1,246
11	Tech Data Corp.*	486
46	Teradyne, Inc.*	719
105	Texas Instruments, Inc.	3,094
6	Total System Services, Inc.	132
4	VeriSign, Inc.*	137
37	Vishay Intertechnology, Inc.*	359
37	Western Digital Corp.	1,237
356	Xerox Corp.	2,424
341	Yahoo!, Inc.*	6,401
12	Zebra Technologies Corp., Class A*	467
		128,549
	Materials — 1.5%

59	Air Products & Chemicals, Inc.	4,894
11	Albemarle Corp.	658
298	Alcoa, Inc.	2,506
30	Allegheny Technologies, Inc.	785
12	Aptargroup, Inc.	572
22	Ashland, Inc.	1,560
29	Bemis Co., Inc.	974
18	Cabot Corp.	679
11	Carpenter Technology Corp.	533
14	CF Industries Holdings, Inc.	2,997

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
40	Cliffs Natural Resources, Inc.	$1,150
32	Commercial Metals Co.	434
32	Crown Holdings, Inc.*	1,195
13	Cytec Industries, Inc.	892
10	Domtar Corp.	801
334	Dow Chemical Co. (The)	10,084
8	Eastman Chemical Co.	487
265	Freeport-McMoRan Copper & Gold, Inc.	10,338
9	Greif, Inc., Class A	369
53	Huntsman Corp.	871
122	International Paper Co.	4,531
8	Intrepid Potash, Inc.*	170
6	Kronos Worldwide, Inc.	97
83	LyondellBasell Industries N.V., Class A	4,128
6	Martin Marietta Materials, Inc.	540
48	MeadWestvaco Corp.	1,484
15	Molycorp, Inc.*	135
83	Mosaic Co. (The)	4,487
137	Newmont Mining Corp.	6,451
89	Nucor Corp.	3,665
12	Owens-Illinois, Inc.*	240
2	Packaging Corp. of America	73
21	Reliance Steel & Aluminum Co.	1,184
17	Rock-Tenn Co., Class A	1,106
13	Rockwood Holdings, Inc.	596
22	RPM International, Inc.	638
1	Scotts Miracle-Gro Co. (The), Class A	42
54	Sealed Air Corp.	908
28	Sonoco Products Co.	842
11	Southern Copper Corp.	399
48	Steel Dynamics, Inc.	620
18	Tahoe Resources, Inc.*	322
22	Titanium Metals Corp.	366
40	United States Steel Corp.	862
36	Vulcan Materials Co.	1,902
17	Walter Energy, Inc.	513
4	Westlake Chemical Corp.	290
2	WR Grace & Co.*	131
		79,501
	Telecommunication Services — 1.4%

1,640	AT&T, Inc.	55,973
174	CenturyLink, Inc.	6,758
98	Clearwire Corp., Class A*	227
279	Frontier Communications Corp.	1,342
22	Level 3 Communications, Inc.*	415
85	MetroPCS Communications, Inc.*	905
48	NII Holdings, Inc.*	243
839	Sprint Nextel Corp.*	4,808
27	Telephone & Data Systems, Inc.	621
4	United States Cellular Corp.*	140
67	Windstream Corp.	562
		71,994
	Utilities — 2.6%

179	AES Corp. (The)	1,910
33	AGL Resources, Inc.	1,286
31	Alliant Energy Corp.	1,389
68	Ameren Corp.	2,038
135	American Electric Power Co., Inc.	5,758
49	American Water Works Co., Inc.	1,870
35	Aqua America, Inc.	894
25	Atmos Energy Corp.	875
113	Calpine Corp.*	1,950
120	CenterPoint Energy, Inc.	2,368
73	CMS Energy Corp.	1,783
82	Consolidated Edison, Inc.	4,575
160	Dominion Resources, Inc.	8,178
48	DTE Energy Co.	2,908
197	Duke Energy Corp.	12,573
91	Edison International	4,139
50	Entergy Corp.	3,177
238	Exelon Corp.	7,192
117	FirstEnergy Corp.	4,968
38	Great Plains Energy, Inc.	769
27	Hawaiian Electric Industries, Inc.	673
22	Integrys Energy Group, Inc.	1,170
53	MDU Resources Group, Inc.	1,098
20	National Fuel Gas Co.	1,042
117	NextEra Energy, Inc.	8,039
79	NiSource, Inc.	1,909
88	Northeast Utilities	3,409
64	NRG Energy, Inc.	1,350
66	NV Energy, Inc.	1,210
28	OGE Energy Corp.	1,600
64	Pepco Holdings, Inc.	1,263
118	PG&E Corp.	4,832
31	Pinnacle West Capital Corp.	1,595
162	PPL Corp.	4,755
141	Public Service Enterprise Group, Inc.	4,243
39	Questar Corp.	765
33	SCANA Corp.	1,529
67	Sempra Energy	4,584
243	Southern Co. (The)	10,583
60	TECO Energy, Inc.	1,009
31	UGI Corp.	1,030
23	Vectren Corp.	673
35	Westar Energy, Inc.	1,004
64	Wisconsin Energy Corp.	2,402
136	Xcel Energy, Inc.	3,679
		136,046
	Total Common Stocks (Cost $1,977,079)	2,053,926

Principal Amount
	U.S. Government & Agency Security (a) — 10.2%
	Federal Home Loan Bank
$528,801	0.00%, due 12/03/12	528,801
	Total U.S. Government & Agency Security (Cost $528,801)	528,801

	Repurchase Agreements (a)(b) — 24.6%
1,279,497	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,279,520	1,279,497
	Total Repurchase Agreements (Cost $1,279,497)	1,279,497

	Total Investment Securities (Cost $3,785,377) — 74.2%	3,862,224
	Other assets less liabilities — 25.8%	1,340,634
	Net Assets — 100.0%	$5,202,858

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,123,922.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,807
Aggregate gross unrealized depreciation	(100,227)
Net unrealized depreciation	$(77,420)
Federal income tax cost of investments	$3,939,644

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$208,343	$(2,774)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	1,340,727	(27,130)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	3,899,835	941,530

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,903,058	397,776

		$1,309,402

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) — 55.1%
	Consumer Discretionary — 9.3%

65	Aaron’s, Inc.	$1,865
82	Advance Auto Parts, Inc.	5,998
29	Allison Transmission Holdings, Inc.	603
405	Amazon.com, Inc.*	102,080
64	AMC Networks, Inc., Class A*	3,377
170	American Eagle Outfitters, Inc.	3,604
108	Apollo Group, Inc., Class A*	2,073
138	Ascena Retail Group, Inc.*	2,774
21	AutoNation, Inc.*	818
43	AutoZone, Inc.*	16,502
46	Bally Technologies, Inc.*	2,076
261	Bed Bath & Beyond, Inc.*	15,326
67	Big Lots, Inc.*	1,887
128	BorgWarner, Inc.*	8,486
84	Brinker International, Inc.	2,516
25	Cablevision Systems Corp., Class A	346
47	CarMax, Inc.*	1,704
54	Carter’s, Inc.*	2,864
123	CBS Corp. (Non-Voting), Class B	4,426
55	Charter Communications, Inc., Class A*	3,897
132	Chico’s FAS, Inc.	2,462
36	Chipotle Mexican Grill, Inc.*	9,496
3	Choice Hotels International, Inc.	97
129	Cinemark Holdings, Inc.	3,509
28	Clear Channel Outdoor Holdings, Inc., Class A*	182
322	Coach, Inc.	18,624
1,432	Comcast Corp., Class A	53,242
23	D.R. Horton, Inc.	448
144	Darden Restaurants, Inc.	7,615
27	Deckers Outdoor Corp.*	1,034
368	Delphi Automotive plc*	12,508
104	Dick’s Sporting Goods, Inc.	5,461
734	DIRECTV*	36,480
286	Discovery Communications, Inc., Class A*	17,277
179	DISH Network Corp., Class A*	6,630
207	Dollar General Corp.*	10,350
260	Dollar Tree, Inc.*	10,852
35	DSW, Inc., Class A	2,381
80	Dunkin’ Brands Group, Inc.	2,546
61	Expedia, Inc.	3,773
108	Family Dollar Stores, Inc.	7,690
35	Foot Locker, Inc.	1,254
61	Fossil, Inc.*	5,273
339	Gap, Inc. (The)	11,682
9	Garmin Ltd.	350
162	Gentex Corp.	2,876
175	Genuine Parts Co.	11,391
77	GNC Holdings, Inc., Class A	2,705
274	Goodyear Tire & Rubber Co. (The)*	3,452
48	Groupon, Inc.*	201
193	H&R Block, Inc.	3,480
109	Hanesbrands, Inc.*	3,935
259	Harley-Davidson, Inc.	12,163
117	Hasbro, Inc.	4,500
1,715	Home Depot, Inc. (The)	111,595
32	HomeAway, Inc.*	655
166	International Game Technology	2,302
30	Interpublic Group of Cos., Inc. (The)	325
27	ITT Educational Services, Inc.*	490
20	Jarden Corp.	1,058
23	John Wiley & Sons, Inc., Class A	982
19	Kohl’s Corp.	848
74	Lamar Advertising Co., Class A*	2,906
445	Las Vegas Sands Corp.	20,759
294	Liberty Global, Inc., Class A*	16,476
90	Liberty Interactive Corp., Class A*	1,737
8	Liberty Media Corp. - Liberty Capital, Class A*	880
6	Liberty Ventures*	351
271	Limited Brands, Inc.	14,133
330	LKQ Corp.*	7,234
176	Lowe’s Cos., Inc.	6,352
63	Macy’s, Inc.	2,438
4	Madison Square Garden Co. (The), Class A*	175
263	Marriott International, Inc., Class A	9,544
295	Mattel, Inc.	11,065
1,139	McDonald’s Corp.	99,139
313	McGraw-Hill Cos., Inc. (The)	16,623
95	Michael Kors Holdings Ltd.*	5,049
27	Morningstar, Inc.	1,723
62	Netflix, Inc.*	5,066
807	News Corp., Class A	19,884
405	NIKE, Inc., Class B	39,479
176	Nordstrom, Inc.	9,520
5	NVR, Inc.*	4,499
306	Omnicom Group, Inc.	15,220
133	O’Reilly Automotive, Inc.*	12,513
114	Pandora Media, Inc.*	994
32	Panera Bread Co., Class A*	5,136
6	Penn National Gaming, Inc.*	305
121	PetSmart, Inc.	8,550
73	Polaris Industries, Inc.	6,191
56	priceline.com, Inc.*	37,137
73	PVH Corp.	8,365
69	Ralph Lauren Corp.	10,839
33	Regal Entertainment Group, Class A	514
254	Ross Stores, Inc.	14,458
163	Sally Beauty Holdings, Inc.*	4,132
95	Scripps Networks Interactive, Inc., Class A	5,609
4,260	Sirius XM Radio, Inc.*	11,843
850	Starbucks Corp.	44,090
221	Starwood Hotels & Resorts Worldwide, Inc.	11,925
41	Target Corp.	2,588
67	Tempur-Pedic International, Inc.*	1,786
79	Tesla Motors, Inc.*	2,672
3	Thor Industries, Inc.	113
119	Tiffany & Co.	7,019
350	Time Warner Cable, Inc.	33,212
830	TJX Cos., Inc.	36,802
81	Tractor Supply Co.	7,259
97	TripAdvisor, Inc.*	3,704
63	Tupperware Brands Corp.	4,086
70	Ulta Salon Cosmetics & Fragrance, Inc.	7,020
87	Under Armour, Inc., Class A*	4,509
119	Urban Outfitters, Inc.*	4,486
98	VF Corp.	15,730
591	Viacom, Inc., Class B	30,502
311	Virgin Media, Inc.	10,938
3	Visteon Corp.*	150
737	Walt Disney Co. (The)	36,599
30	Weight Watchers International, Inc.	1,559
56	Williams-Sonoma, Inc.	2,535
164	Wyndham Worldwide Corp.	8,051

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
89	Wynn Resorts Ltd.	$10,004
516	Yum! Brands, Inc.	34,613
		1,336,186
	Consumer Staples — 7.2%

1,770	Altria Group, Inc.	59,844
373	Avon Products, Inc.	5,203
147	Brown-Forman Corp., Class B	10,316
154	Campbell Soup Co.	5,660
96	Church & Dwight Co., Inc.	5,198
9	Clorox Co. (The)	687
4,353	Coca-Cola Co. (The)	165,066
25	Coca-Cola Enterprises, Inc.	780
490	Colgate-Palmolive Co.	53,165
486	Costco Wholesale Corp.	50,539
290	CVS Caremark Corp.	13,488
177	Dean Foods Co.*	3,034
237	Dr. Pepper Snapple Group, Inc.	10,629
258	Estee Lauder Cos., Inc. (The), Class A	15,029
126	Flowers Foods, Inc.	2,966
31	Fresh Market, Inc. (The)*	1,607
568	General Mills, Inc.	23,282
130	Green Mountain Coffee Roasters, Inc.*	4,767
223	H. J. Heinz Co.	13,037
131	Herbalife Ltd.	6,022
168	Hershey Co. (The)	12,309
113	Hillshire Brands Co. (The)	3,147
86	Hormel Foods Corp.	2,667
18	Ingredion, Inc.	1,169
256	Kellogg Co.	14,198
393	Kimberly-Clark Corp.	33,688
34	Kraft Foods Group, Inc.*	1,538
591	Kroger Co. (The)	15,508
146	Lorillard, Inc.	17,689
149	McCormick & Co., Inc. (Non-Voting)	9,619
228	Mead Johnson Nutrition Co.	15,547
103	Mondelez International, Inc., Class A	2,667
162	Monster Beverage Corp.*	8,432
60	Nu Skin Enterprises, Inc., Class A	2,724
1,753	PepsiCo, Inc.	123,078
1,756	Philip Morris International, Inc.	157,829
224	Procter & Gamble Co. (The)	15,642
124	Reynolds American, Inc.	5,421
37	Safeway, Inc.	633
346	Sysco Corp.	10,951
1,494	Wal-Mart Stores, Inc.	107,598
206	Whole Foods Market, Inc.	19,232
		1,031,605
	Energy — 2.2%

20	Atwood Oceanics, Inc.*	920
235	Cabot Oil & Gas Corp.	11,068
212	Cameron International Corp.*	11,437
22	CARBO Ceramics, Inc.	1,685
157	Cheniere Energy, Inc.*	2,638
194	Cobalt International Energy, Inc.*	4,524
117	Concho Resources, Inc.*	9,390
47	Continental Resources, Inc.*	3,229
85	Dresser-Rand Group, Inc.*	4,489
302	EOG Resources, Inc.	35,521
268	FMC Technologies, Inc.*	10,950
49	Golar LNG Ltd.	1,915
330	Halliburton Co.	11,006
25	Helmerich & Payne, Inc.	1,305
547	Kinder Morgan, Inc.	18,494
79	Kosmos Energy Ltd.*	937
21	Laredo Petroleum Holdings, Inc.*	399
109	National Oilwell Varco, Inc.	7,445
44	Noble Energy, Inc.	4,301
121	Oceaneering International, Inc.	6,374
53	Oil States International, Inc.*	3,748
115	Pioneer Natural Resources Co.	12,305
182	Range Resources Corp.	11,652
60	RPC, Inc.	694
1,494	Schlumberger Ltd.	107,000
11	SEACOR Holdings, Inc.*	997
60	SM Energy Co.	2,981
135	Southwestern Energy Co.*	4,686
19	Whiting Petroleum Corp.*	797
701	Williams Cos., Inc. (The)	23,021
26	World Fuel Services Corp.	1,013
		316,921
	Financials — 2.4%

43	Affiliated Managers Group, Inc.*	5,541
3	Alexander & Baldwin, Inc.*	90
21	Allied World Assurance Co. Holdings AG	1,705
10	American Campus Communities, Inc. (REIT)	438
721	American Express Co.	40,304
442	American Tower Corp. (REIT)	33,119
31	Aon plc	1,761
115	Apartment Investment & Management Co., Class A (REIT)	2,883
17	Arch Capital Group Ltd.*	767
133	Arthur J. Gallagher & Co.	4,857
76	BlackRock, Inc.	14,975
28	Boston Properties, Inc. (REIT)	2,874
24	BRE Properties, Inc. (REIT)	1,168
12	Brown & Brown, Inc.	322
68	Camden Property Trust (REIT)	4,468
85	CBOE Holdings, Inc.	2,548
368	CBRE Group, Inc., Class A*	6,966
136	Digital Realty Trust, Inc. (REIT)	8,777
129	Eaton Vance Corp.	4,112
5	Endurance Specialty Holdings Ltd.	201
38	Equity Lifestyle Properties, Inc. (REIT)	2,494
27	Equity Residential (REIT)	1,499
29	Erie Indemnity Co., Class A	2,067
39	Essex Property Trust, Inc. (REIT)	5,479
73	Extra Space Storage, Inc. (REIT)	2,566
56	Federal Realty Investment Trust (REIT)	5,826
86	Federated Investors, Inc., Class B	1,707
36	Franklin Resources, Inc.	4,753
23	Hanover Insurance Group, Inc. (The)	841
35	HCP, Inc. (REIT)	1,577
29	Home Properties, Inc. (REIT)	1,708
82	IntercontinentalExchange, Inc.*	10,836
6	Kilroy Realty Corp. (REIT)	271
128	Lazard Ltd., Class A	3,770
52	Leucadia National Corp.	1,152
49	LPL Financial Holdings, Inc.	1,372
485	Marsh & McLennan Cos., Inc.	17,082
43	Mid-America Apartment Communities, Inc. (REIT)	2,680
220	Moody’s Corp.	10,688

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
136	MSCI, Inc.*	$3,944
82	People’s United Financial, Inc.	1,000
181	Plum Creek Timber Co., Inc. (REIT)	7,756
25	Post Properties, Inc. (REIT)	1,228
160	Public Storage (REIT)	22,502
109	Rayonier, Inc. (REIT)	5,433
61	Regency Centers Corp. (REIT)	2,858
154	SEI Investments Co.	3,390
9	Signature Bank/NY*	631
286	Simon Property Group, Inc. (REIT)	43,509
9	St. Joe Co. (The)*	192
286	T. Rowe Price Group, Inc.	18,496
104	Tanger Factory Outlet Centers (REIT)	3,419
20	Taubman Centers, Inc. (REIT)	1,549
189	Travelers Cos., Inc. (The)	13,385
16	Validus Holdings Ltd.	567
97	Waddell & Reed Financial, Inc., Class A	3,151
193	Weyerhaeuser Co. (REIT)	5,319
		354,573
	Health Care — 6.6%

1,671	Abbott Laboratories	108,615
390	Agilent Technologies, Inc.	14,933
215	Alexion Pharmaceuticals, Inc.*	20,644
340	Allergan, Inc.	31,535
38	AMERIGROUP Corp.*	3,489
283	AmerisourceBergen Corp.	11,948
872	Amgen, Inc.	77,434
186	Ariad Pharmaceuticals, Inc.*	4,159
565	Baxter International, Inc.	37,443
212	Becton, Dickinson and Co.	16,254
268	Biogen Idec, Inc.*	39,956
137	BioMarin Pharmaceutical, Inc.*	6,658
1,719	Bristol-Myers Squibb Co.	56,091
104	Bruker Corp.*	1,518
94	C.R. Bard, Inc.	9,307
209	Cardinal Health, Inc.	8,454
229	Catamaran Corp.*	11,150
494	Celgene Corp.*	38,824
162	Cerner Corp.*	12,510
35	Charles River Laboratories International, Inc.*	1,343
16	Cooper Cos., Inc. (The)	1,519
4	Covance, Inc.*	228
28	Covidien plc	1,627
105	DaVita HealthCare Partners, Inc.*	11,340
71	DENTSPLY International, Inc.	2,819
128	Edwards Lifesciences Corp.*	11,107
418	Eli Lilly & Co.	20,499
83	Endo Health Solutions, Inc.*	2,379
903	Express Scripts Holding Co.*	48,627
849	Gilead Sciences, Inc.*	63,675
120	HCA Holdings, Inc.	3,810
57	Henry Schein, Inc.*	4,604
62	IDEXX Laboratories, Inc.*	5,795
138	Illumina, Inc.*	7,412
108	Incyte Corp.*	1,901
44	Intuitive Surgical, Inc.*	23,276
692	Johnson & Johnson	48,253
108	Laboratory Corp. of America Holdings*	9,136
19	Life Technologies Corp.*	938
264	McKesson Corp.	24,940
81	Medivation, Inc.*	4,224
71	Medtronic, Inc.	2,990
35	Mettler-Toledo International, Inc.*	6,548
418	Mylan, Inc.*	11,361
95	Myriad Genetics, Inc.*	2,728
72	Onyx Pharmaceuticals, Inc.*	5,434
97	Patterson Cos., Inc.	3,308
105	Perrigo Co.	10,868
21	Quest Diagnostics, Inc.	1,213
87	Regeneron Pharmaceuticals, Inc.*	15,360
160	ResMed, Inc.	6,574
65	Salix Pharmaceuticals Ltd.*	2,785
12	Sirona Dental Systems, Inc.*	751
271	St. Jude Medical, Inc.	9,290
255	Stryker Corp.	13,811
41	Techne Corp.	2,907
7	Tenet Healthcare Corp.*	203
66	Thoratec Corp.*	2,455
57	United Therapeutics Corp.*	2,995
6	Universal Health Services, Inc., Class B	270
125	Varian Medical Systems, Inc.*	8,645
237	Vertex Pharmaceuticals, Inc.*	9,430
188	Warner Chilcott plc, Class A	2,192
100	Waters Corp.*	8,455
143	Watson Pharmaceuticals, Inc.*	12,585
23	WellPoint, Inc.	1,286
20	Zimmer Holdings, Inc.	1,319
		956,137
	Industrials — 6.8%

699	3M Co.	63,574
270	AMETEK, Inc.	10,079
24	Armstrong World Industries, Inc.	1,212
110	B/E Aerospace, Inc.*	5,210
133	Babcock & Wilcox Co. (The)	3,350
758	Boeing Co. (The)	56,304
182	C.H. Robinson Worldwide, Inc.	11,237
6	Carlisle Cos., Inc.	340
731	Caterpillar, Inc.	62,310
67	Chicago Bridge & Iron Co. N.V.	2,722
55	Cintas Corp.	2,279
53	Clean Harbors, Inc.*	3,036
11	Colfax Corp.*	429
34	Con-way, Inc.	955
30	Copa Holdings S.A., Class A	2,845
114	Copart, Inc.*	3,444
9	Covanta Holding Corp.	170
788	CSX Corp.	15,571
215	Cummins, Inc.	21,104
222	Danaher Corp.	11,981
446	Deere & Co.	37,486
608	Delta Air Lines, Inc.*	6,080
167	Donaldson Co., Inc.	5,608
34	Dun & Bradstreet Corp. (The)	2,692
95	Eaton Corp.	4,955
691	Emerson Electric Co.	34,709
121	Equifax, Inc.	6,200
215	Expeditors International of Washington, Inc.	8,045
332	Fastenal Co.	13,881
22	FedEx Corp.	1,970
53	Flowserve Corp.	7,343
142	Fluor Corp.	7,537
30	Fortune Brands Home & Security, Inc.*	900
3	General Cable Corp.*	86

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
68	Graco, Inc.	$3,360
158	Hertz Global Holdings, Inc.*	2,471
873	Honeywell International, Inc.	53,541
55	Hubbell, Inc., Class B	4,634
18	IDEX Corp.	809
56	IHS, Inc., Class A*	5,160
450	Illinois Tool Works, Inc.	27,707
275	Ingersoll-Rand plc	13,415
175	Iron Mountain, Inc.	5,530
24	ITT Corp.	537
101	J.B. Hunt Transport Services, Inc.	6,004
119	Joy Global, Inc.	6,782
96	Kansas City Southern	7,502
46	Kirby Corp.*	2,663
53	Landstar System, Inc.	2,680
57	Lennox International, Inc.	2,998
94	Lincoln Electric Holdings, Inc.	4,466
260	Lockheed Martin Corp.	24,258
113	Manitowoc Co., Inc. (The)	1,695
400	Masco Corp.	6,784
3	Matson, Inc.	69
16	MRC Global, Inc.*	449
51	MSC Industrial Direct Co., Inc., Class A	3,706
34	Nielsen Holdings N.V.*	963
67	Nordson Corp.	4,100
90	PACCAR, Inc.	3,955
130	Pall Corp.	7,732
76	Parker Hannifin Corp.	6,243
118	Pitney Bowes, Inc.	1,320
52	Polypore International, Inc.*	2,135
163	Precision Castparts Corp.	29,893
160	Robert Half International, Inc.	4,522
160	Rockwell Automation, Inc.	12,678
163	Rockwell Collins, Inc.	9,320
72	Rollins, Inc.	1,639
109	Roper Industries, Inc.	12,157
13	Snap-on, Inc.	1,033
167	Southwest Airlines Co.	1,592
30	Spirit Aerosystems Holdings, Inc., Class A*	473
17	SPX Corp.	1,158
95	Stericycle, Inc.*	8,880
19	Textron, Inc.	446
9	Timken Co.	405
67	Toro Co. (The)	3,006
57	TransDigm Group, Inc.	7,753
19	Triumph Group, Inc.	1,247
534	Union Pacific Corp.	65,565
372	United Continental Holdings, Inc.*	7,522
812	United Parcel Service, Inc., Class B	59,365
105	United Rentals, Inc.*	4,361
1,021	United Technologies Corp.	81,792
26	Valmont Industries, Inc.	3,631
142	Verisk Analytics, Inc., Class A*	7,077
65	W.W. Grainger, Inc.	12,611
67	WABCO Holdings, Inc.*	4,157
8	Waste Connections, Inc.	263
54	Westinghouse Air Brake Technologies Corp.	4,569
23	Xylem, Inc.	600
		977,027
	Information Technology — 17.2%

722	Accenture plc, Class A	49,038
65	Acme Packet, Inc.*	1,297
319	Adobe Systems, Inc.*	11,041
704	Advanced Micro Devices, Inc.*	1,549
186	Akamai Technologies, Inc.*	6,811
56	Alliance Data Systems Corp.*	7,979
362	Altera Corp.	11,725
182	Amphenol Corp., Class A	11,269
28	Analog Devices, Inc.	1,137
104	ANSYS, Inc.*	6,898
24	AOL, Inc.*	901
1,048	Apple, Inc.	613,373
42	Atmel Corp.*	235
259	Autodesk, Inc.*	8,581
548	Automatic Data Processing, Inc.	31,104
257	Avago Technologies Ltd.	9,021
181	BMC Software, Inc.*	7,414
383	Broadcom Corp., Class A*	12,402
140	Broadridge Financial Solutions, Inc.	3,305
23	CA, Inc.	510
308	Cadence Design Systems, Inc.*	3,921
209	Citrix Systems, Inc.*	12,782
341	Cognizant Technology Solutions Corp., Class A*	22,925
13	Compuware Corp.*	122
51	Concur Technologies, Inc.*	3,351
100	Cypress Semiconductor Corp.*	1,015
6	Diebold, Inc.	179
33	Dolby Laboratories, Inc., Class A*	1,101
6	DST Systems, Inc.	346
1,298	eBay, Inc.*	68,560
12	EchoStar Corp., Class A*	376
2,353	EMC Corp.*	58,401
54	Equinix, Inc.*	10,031
89	F5 Networks, Inc.*	8,338
472	Facebook, Inc., Class A*	13,216
50	FactSet Research Systems, Inc.	4,620
126	Fiserv, Inc.*	9,701
55	FleetCor Technologies, Inc.*	2,870
140	FLIR Systems, Inc.	2,856
146	Fortinet, Inc.*	2,917
53	Freescale Semiconductor Ltd.*	491
76	Fusion-io, Inc.*	1,773
105	Gartner, Inc.*	5,027
114	Genpact Ltd.	1,830
88	Global Payments, Inc.	3,864
290	Google, Inc., Class A*	202,527
38	Harris Corp.	1,791
13	IAC/InterActiveCorp	613
121	Informatica Corp.*	3,251
4,189	Intel Corp.	81,979
1,222	International Business Machines Corp.	232,265
329	Intuit, Inc.	19,710
36	IPG Photonics Corp.*	2,128
38	Jabil Circuit, Inc.	722
98	Jack Henry & Associates, Inc.	3,809
65	Lam Research Corp.*	2,283
95	Lender Processing Services, Inc.	2,361
258	Linear Technology Corp.	8,563
69	LinkedIn Corp., Class A*	7,462
638	LSI Corp.*	4,300
122	Mastercard, Inc., Class A	59,619
164	Maxim Integrated Products, Inc.	4,787
217	Microchip Technology, Inc.	6,601
90	MICROS Systems, Inc.*	3,911
8,435	Microsoft Corp.	224,540
327	Motorola Solutions, Inc.	17,805

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
105	National Instruments Corp.	$2,554
178	NCR Corp.*	4,260
273	NetApp, Inc.*	8,657
35	NetSuite, Inc.*	2,087
75	NeuStar, Inc., Class A*	3,015
271	Nuance Communications, Inc.*	6,027
4,282	Oracle Corp.	137,452
6	Palo Alto Networks, Inc.*	327
339	Paychex, Inc.	11,031
1,921	QUALCOMM, Inc.	122,214
122	Rackspace Hosting, Inc.*	8,433
216	Red Hat, Inc.*	10,670
178	Riverbed Technology, Inc.*	3,186
25	Rovi Corp.*	384
113	SAIC, Inc.	1,303
155	Salesforce.com, Inc.*	24,439
12	ServiceNow, Inc.*	392
44	Silicon Laboratories, Inc.*	1,840
189	Skyworks Solutions, Inc.*	4,281
69	SolarWinds, Inc.*	3,866
78	Solera Holdings, Inc.	4,037
17	Splunk, Inc.*	513
46	Symantec Corp.*	863
12	Synopsys, Inc.*	394
189	Teradata Corp.*	11,242
25	Teradyne, Inc.*	391
862	Texas Instruments, Inc.	25,403
185	TIBCO Software, Inc.*	4,634
156	Total System Services, Inc.	3,424
140	Trimble Navigation Ltd.*	7,790
44	Vantiv, Inc., Class A*	953
121	VeriFone Systems, Inc.*	3,677
163	VeriSign, Inc.*	5,563
586	Visa, Inc., Class A	87,730
99	VMware, Inc., Class A*	9,004
101	Western Digital Corp.	3,377
687	Western Union Co. (The)	8,663
296	Xilinx, Inc.	10,256
9	Zebra Technologies Corp., Class A*	351
147	Zynga, Inc., Class A*	362
		2,472,275
	Materials — 2.1%

77	Airgas, Inc.	6,820
56	Albemarle Corp.	3,348
101	Allied Nevada Gold Corp.*	3,288
25	Aptargroup, Inc.	1,192
176	Ball Corp.	7,865
4	Carpenter Technology Corp.	194
175	Celanese Corp.	7,182
16	CF Industries Holdings, Inc.	3,425
37	Compass Minerals International, Inc.	2,827
40	Crown Holdings, Inc.*	1,494
1,050	E.I. du Pont de Nemours & Co.	45,297
140	Eastman Chemical Co.	8,519
291	Ecolab, Inc.	20,975
154	FMC Corp.	8,541
91	International Flavors & Fragrances, Inc.	5,918
29	Intrepid Potash, Inc.*	617
26	LyondellBasell Industries N.V., Class A	1,293
26	Martin Marietta Materials, Inc.	2,340
21	Molycorp, Inc.*	188
598	Monsanto Co.	54,771
10	NewMarket Corp.	2,654
137	Owens-Illinois, Inc.*	2,744
101	Packaging Corp. of America	3,680
171	PPG Industries, Inc.	21,250
335	Praxair, Inc.	35,915
9	Rock-Tenn Co., Class A	585
23	Rockwood Holdings, Inc.	1,055
72	Royal Gold, Inc.	5,815
57	RPM International, Inc.	1,654
42	Scotts Miracle-Gro Co. (The), Class A	1,741
97	Sherwin-Williams Co. (The)	14,794
135	Sigma-Aldrich Corp.	9,790
55	Silgan Holdings, Inc.	2,446
136	Southern Copper Corp.	4,937
53	Steel Dynamics, Inc.	685
20	Tahoe Resources, Inc.*	358
104	Valspar Corp.	6,529
5	Westlake Chemical Corp.	362
76	WR Grace & Co.*	4,976
		308,064
	Telecommunication Services — 1.2%

328	Crown Castle International Corp.*	22,146
94	Level 3 Communications, Inc.*	1,773
136	SBA Communications Corp., Class A*	9,359
169	tw telecom, inc.*	4,342
3,184	Verizon Communications, Inc.	140,478
392	Windstream Corp.	3,285
		181,383
	Utilities — 0.1%

18	Aqua America, Inc.	460
58	ITC Holdings Corp.	4,556
233	ONEOK, Inc.	10,454
45	Questar Corp.	883
		16,353
	Total Common Stocks (Cost $6,116,343)	7,950,524

Principal Amount
	U.S. Government & Agency Security (a) — 13.9%
	Federal Home Loan Bank
$1,994,139	0.00%, due 12/03/12	1,994,139
	Total U.S. Government & Agency Security (Cost $1,994,139)	1,994,139

	Repurchase Agreements (a)(b) — 26.0%
3,737,739	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,737,803	3,737,739
	Total Repurchase Agreements (Cost $3,737,739)	3,737,739

	Total Investment Securities (Cost $11,848,221) — 95.0%	13,682,402
	Other assets less liabilities — 5.0%	713,292
	Net Assets — 100.0%	$14,395,694

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $3,221,912.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,718,547
Aggregate gross unrealized depreciation	(258,180)
Net unrealized appreciation	$1,460,367
Federal income tax cost of investments	$12,222,035

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$292,435	$1,041

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	4,853,338	(4,333)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,342,620	4,490

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	10,062,350	154,749

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	4,294,355	521,278

		$677,225

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) — 10.2%
	Consumer Discretionary — 1.0%

7	Aaron’s, Inc.	$201
16	American Eagle Outfitters, Inc.	339
6	AutoNation, Inc.*	234
66	Cablevision Systems Corp., Class A	913
69	CarMax, Inc.*	2,502
18	Chico’s FAS, Inc.	336
4	Clear Channel Outdoor Holdings, Inc., Class A*	26
95	D.R. Horton, Inc.	1,849
12	DeVry, Inc.	313
11	Dillard’s, Inc., Class A	978
16	DISH Network Corp., Class A*	593
13	DreamWorks Animation SKG, Inc., Class A*	223
1	DSW, Inc., Class A	68
12	Expedia, Inc.	742
44	Foot Locker, Inc.	1,577
26	GameStop Corp., Class A	682
87	Gannett Co., Inc.	1,557
37	Garmin Ltd.	1,439
38	H&R Block, Inc.	685
26	Harman International Industries, Inc.	1,029
4	Hasbro, Inc.	154
1	HomeAway, Inc.*	20
11	Hyatt Hotels Corp., Class A*	401
25	International Game Technology	347
40	Interpublic Group of Cos., Inc. (The)	433
31	J.C. Penney Co., Inc.	556
23	Jarden Corp.	1,217
83	Kohl’s Corp.	3,706
4	Lamar Advertising Co., Class A*	157
19	Lear Corp.	830
52	Leggett & Platt, Inc.	1,448
60	Lennar Corp., Class A	2,282
176	Liberty Interactive Corp., Class A*	3,397
37	Liberty Media Corp. - Liberty Capital, Class A*	4,070
12	Liberty Ventures*	703
132	Macy’s, Inc.	5,108
21	Madison Square Garden Co. (The), Class A*	920
2	Marriott International, Inc., Class A	73
28	Mattel, Inc.	1,050
94	MGM Resorts International*	954
21	Mohawk Industries, Inc.*	1,806
107	Newell Rubbermaid, Inc.	2,334
22	Penn National Gaming, Inc.*	1,118
126	PulteGroup, Inc.*	2,118
2	PVH Corp.	229
19	Regal Entertainment Group, Class A	296
56	Royal Caribbean Cruises Ltd.	1,974
4	Sally Beauty Holdings, Inc.*	101
6	Sears Canada, Inc.*	64
7	Sears Holdings Corp.*	294
3	Sears Hometown and Outlet Stores, Inc.*	95
80	Service Corp. International	1,114
31	Signet Jewelers Ltd.	1,666
15	Thor Industries, Inc.	566
7	Tiffany & Co.	413
53	Toll Brothers, Inc.*	1,687
19	TRW Automotive Holdings Corp.*	962
10	Visteon Corp.*	501
28	Whirlpool Corp.	2,852
14	Williams-Sonoma, Inc.	634
		64,936
	Consumer Staples — 0.6%

36	Avon Products, Inc.	502
58	Beam, Inc.	3,254
7	Brown-Forman Corp., Class B	491
54	Bunge Ltd.	3,951
7	Campbell Soup Co.	257
20	Church & Dwight Co., Inc.	1,083
45	Clorox Co. (The)	3,436
103	Coca-Cola Enterprises, Inc.	3,212
153	ConAgra Foods, Inc.	4,569
54	Constellation Brands, Inc., Class A*	1,938
10	Dean Foods Co.*	171
16	Energizer Holdings, Inc.	1,276
8	Green Mountain Coffee Roasters, Inc.*	293
44	H. J. Heinz Co.	2,572
3	Hillshire Brands Co. (The)	84
21	Hormel Foods Corp.	651
22	Ingredion, Inc.	1,429
41	J.M. Smucker Co. (The)	3,627
24	Molson Coors Brewing Co., Class B	995
20	Ralcorp Holdings, Inc.*	1,783
39	Safeway, Inc.	667
20	Smithfield Foods, Inc.*	447
69	Tyson Foods, Inc., Class A	1,323
		38,011
	Energy — 1.1%

81	Alpha Natural Resources, Inc.*	606
14	Atwood Oceanics, Inc.*	644
27	Cheniere Energy, Inc.*	454
244	Chesapeake Energy Corp.	4,155
25	Cimarex Energy Co.	1,503
4	Cobalt International Energy, Inc.*	93
84	CONSOL Energy, Inc.	2,633
144	Denbury Resources, Inc.*	2,222
25	Diamond Offshore Drilling, Inc.	1,725
49	EQT Corp.	2,943
46	EXCO Resources, Inc.	357
27	Helmerich & Payne, Inc.	1,409
76	HollyFrontier Corp.	3,445
126	Marathon Petroleum Corp.	7,502
87	McDermott International, Inc.*	916
62	Murphy Oil Corp.	3,518
50	Newfield Exploration Co.*	1,217
51	Noble Energy, Inc.	4,985
3	Oil States International, Inc.*	212
46	Patterson-UTI Energy, Inc.	817
100	Peabody Energy Corp.	2,511
7	Pioneer Natural Resources Co.	749
28	Plains Exploration & Production Co.*	1,000
66	QEP Resources, Inc.	1,856
8	Rowan Cos. plc, Class A*	254
3	RPC, Inc.	35
180	SandRidge Energy, Inc.*	1,053
2	SM Energy Co.	99
84	Southwestern Energy Co.*	2,916
58	Superior Energy Services, Inc.*	1,178
7	Teekay Corp.	225
52	Tesoro Corp.	2,199
56	Ultra Petroleum Corp.*	1,123
10	Unit Corp.*	449
204	Valero Energy Corp.	6,581

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
37	Whiting Petroleum Corp.*	$1,552
73	WPX Energy, Inc.*	1,153
		66,289
	Financials — 2.9%

5	Affiliated Managers Group, Inc.*	644
14	Alexander & Baldwin, Inc.*	418
6	Alleghany Corp.*	2,106
7	Allied World Assurance Co. Holdings AG	568
30	American Campus Communities, Inc. (REIT)	1,314
126	American Capital Agency Corp. (REIT)	3,975
123	American Capital Ltd.*	1,474
31	American Financial Group, Inc./OH	1,229
1	American National Insurance Co.	69
81	Ameriprise Financial, Inc.	4,914
110	Aon plc	6,248
12	Apartment Investment & Management Co., Class A (REIT)	301
44	Arch Capital Group Ltd.*	1,984
91	Ares Capital Corp.	1,614
26	Aspen Insurance Holdings Ltd.	814
33	Associated Banc-Corp	424
20	Assurant, Inc.	684
30	Assured Guaranty Ltd.	419
35	AvalonBay Communities, Inc. (REIT)	4,613
40	Axis Capital Holdings Ltd.	1,439
2	BankUnited, Inc.	47
57	BioMed Realty Trust, Inc. (REIT)	1,098
9	BOK Financial Corp.	495
46	Boston Properties, Inc. (REIT)	4,721
39	Brown & Brown, Inc.	1,047
7	Camden Property Trust (REIT)	460
86	CapitalSource, Inc.	692
60	Capitol Federal Financial, Inc.	713
55	CBL & Associates Properties, Inc. (REIT)	1,238
4	CBOE Holdings, Inc.	120
196	Chimera Investment Corp. (REIT)	537
54	Cincinnati Financial Corp.	2,188
38	CIT Group, Inc.*	1,408
10	City National Corp./CA	487
10	CNA Financial Corp.	282
1	Commerce Bancshares, Inc./MO	38
27	Corporate Office Properties Trust (REIT)	666
5	Cullen/Frost Bankers, Inc.	273
88	DDR Corp. (REIT)	1,347
51	Douglas Emmett, Inc. (REIT)	1,158
26	Duke Realty Corp. (REIT)	351
82	E*TRADE Financial Corp.*	690
53	East West Bancorp, Inc.	1,121
10	Endurance Specialty Holdings Ltd.	402
3	Equity Lifestyle Properties, Inc. (REIT)	197
19	Everest Re Group Ltd.	2,061
14	Extra Space Storage, Inc. (REIT)	492
5	Federal Realty Investment Trust (REIT)	520
3	Federated Investors, Inc., Class B	60
82	Fidelity National Financial, Inc., Class A	1,985
339	Fifth Third Bancorp	4,963
1	First Citizens BancShares, Inc./NC, Class A	165
49	First Horizon National Corp.	464
67	First Niagara Financial Group, Inc.	505
38	First Republic Bank/CA	1,285
28	Forest City Enterprises, Inc., Class A*	421
38	Fulton Financial Corp.	370
195	General Growth Properties, Inc. (REIT)	3,777
93	Genworth Financial, Inc., Class A*	553
4	Hanover Insurance Group, Inc. (The)	146
85	Hartford Financial Services Group, Inc.	1,800
37	HCC Insurance Holdings, Inc.	1,365
144	HCP, Inc. (REIT)	6,487
95	Health Care REIT, Inc. (REIT)	5,595
8	Home Properties, Inc. (REIT)	471
68	Host Hotels & Resorts, Inc. (REIT)	999
10	Howard Hughes Corp. (The)*	737
190	Hudson City Bancorp, Inc.	1,531
1	Huntington Bancshares, Inc./OH	6
10	Interactive Brokers Group, Inc., Class A	153
122	Invesco Ltd.	3,049
36	Janus Capital Group, Inc.	295
30	Jefferies Group, Inc.	509
16	Jones Lang LaSalle, Inc.	1,312
18	Kemper Corp.	533
190	KeyCorp	1,535
120	Kimco Realty Corp. (REIT)	2,311
26	Legg Mason, Inc.	664
28	Leucadia National Corp.	620
3	Liberty Property Trust (REIT)	105
54	Lincoln National Corp.	1,334
47	M&T Bank Corp.	4,593
49	Macerich Co. (The) (REIT)	2,769
4	Markel Corp.*	1,916
31	MBIA, Inc.*	277
3	Mercury General Corp.	125
132	MFA Financial, Inc. (REIT)	1,110
27	NASDAQ OMX Group, Inc. (The)	654
39	National Retail Properties, Inc. (REIT)	1,198
84	New York Community Bancorp, Inc.	1,093
79	Northern Trust Corp.	3,794
49	Old Republic International Corp.	514
24	PartnerRe Ltd.	1,989
53	People’s United Financial, Inc.	646
33	Piedmont Office Realty Trust, Inc., Class A (REIT)	582
20	Popular, Inc.*	395
12	Post Properties, Inc. (REIT)	590
57	Principal Financial Group, Inc.	1,548
11	ProAssurance Corp.	998
225	Progressive Corp. (The)	4,781
88	Prologis, Inc. (REIT)	2,987
1	Protective Life Corp.	27
42	Raymond James Financial, Inc.	1,586
9	Rayonier, Inc. (REIT)	449
49	Realty Income Corp. (REIT)	1,993
13	Regency Centers Corp. (REIT)	609
13	Regions Financial Corp.	87
19	RenaissanceRe Holdings Ltd.	1,572
31	Retail Properties of America, Inc., Class A (REIT)	381
15	Signature Bank/NY*	1,052
1	SL Green Realty Corp. (REIT)	75

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
180	SLM Corp.	$2,979
11	St. Joe Co. (The)*	235
8	StanCorp Financial Group, Inc.	272
107	SunTrust Banks, Inc.	2,905
158	Synovus Financial Corp.	375
15	Taubman Centers, Inc. (REIT)	1,162
31	TCF Financial Corp.	368
36	Torchmark Corp.	1,872
3	UDR, Inc. (REIT)	69
54	Unum Group	1,101
29	Validus Holdings Ltd.	1,028
19	Valley National Bancorp	181
107	Ventas, Inc. (REIT)	6,811
41	W. R. Berkley Corp.	1,630
21	Washington Federal, Inc.	338
45	Weingarten Realty Investors (REIT)	1,223
135	Weyerhaeuser Co. (REIT)	3,721
2	White Mountains Insurance Group Ltd.	1,031
115	XL Group plc	2,798
36	Zions Bancorp.	723
		177,417
	Health Care — 0.7%

15	Alere, Inc.*	278
63	Allscripts Healthcare Solutions, Inc.*	701
5	AMERIGROUP Corp.*	459
4	Bio-Rad Laboratories, Inc., Class A*	418
136	Boston Scientific Corp.*	753
36	Brookdale Senior Living, Inc.*	920
82	CareFusion Corp.*	2,289
7	Charles River Laboratories International, Inc.*	269
106	Cigna Corp.	5,541
34	Community Health Systems, Inc.*	1,002
12	Cooper Cos., Inc. (The)	1,139
19	Covance, Inc.*	1,083
49	Coventry Health Care, Inc.	2,140
8	DENTSPLY International, Inc.	318
26	Forest Laboratories, Inc.*	922
21	HCA Holdings, Inc.	667
94	Health Management Associates, Inc., Class A*	747
14	Henry Schein, Inc.*	1,131
11	Hill-Rom Holdings, Inc.	308
87	Hologic, Inc.*	1,660
38	Humana, Inc.	2,486
31	Life Technologies Corp.*	1,530
18	MEDNAX, Inc.*	1,422
12	Mylan, Inc.*	326
42	Omnicare, Inc.	1,522
2	Patterson Cos., Inc.	68
42	PerkinElmer, Inc.	1,329
1	QIAGEN N.V.*	18
52	Quest Diagnostics, Inc.	3,005
17	Sirona Dental Systems, Inc.*	1,064
26	St. Jude Medical, Inc.	891
15	Teleflex, Inc.	1,038
18	Tenet Healthcare Corp.*	521
31	Universal Health Services, Inc., Class B	1,397
9	VCA Antech, Inc.*	187
58	Zimmer Holdings, Inc.	3,826
		43,375
	Industrials — 1.1%

42	AECOM Technology Corp.*	949
10	AGCO Corp.*	462
25	Air Lease Corp.*	556
7	Alliant Techsystems, Inc.	420
21	Avery Dennison Corp.	702
21	Carlisle Cos., Inc.	1,190
14	Chicago Bridge & Iron Co. N.V.	569
22	Cintas Corp.	912
10	CNH Global N.V.*	476
13	Colfax Corp.*	507
2	Copa Holdings S.A., Class A	190
37	Corrections Corp. of America	1,254
37	Covanta Holding Corp.	699
9	Crane Co.	382
113	Delta Air Lines, Inc.*	1,130
68	Dover Corp.	4,324
5	Dun & Bradstreet Corp. (The)	396
124	Eaton Corp.	6,468
3	Engility Holdings, Inc.*	55
4	Equifax, Inc.	205
36	Exelis, Inc.	407
3	Expeditors International of Washington, Inc.	112
1	Flowserve Corp.	139
16	Fluor Corp.	849
49	Fortune Brands Home & Security, Inc.*	1,470
18	Gardner Denver, Inc.	1,257
17	GATX Corp.	716
17	General Cable Corp.*	488
1	GrafTech International Ltd.*	10
10	Harsco Corp.	202
40	Hertz Global Holdings, Inc.*	626
4	Hubbell, Inc., Class B	337
18	Huntington Ingalls Industries, Inc.	735
25	IDEX Corp.	1,124
20	Ingersoll-Rand plc	976
4	Iron Mountain, Inc.	126
14	ITT Corp.	313
11	Jacobs Engineering Group, Inc.*	450
9	Kansas City Southern	703
11	KAR Auction Services, Inc.*	195
32	KBR, Inc.	890
6	Kennametal, Inc.	229
5	Kirby Corp.*	289
18	L-3 Communications Holdings, Inc.	1,383
12	Manitowoc Co., Inc. (The)	180
15	Manpower, Inc.	577
3	MRC Global, Inc.*	84
34	Nielsen Holdings N.V.*	963
2	Nordson Corp.	122
34	Oshkosh Corp.*	998
23	Owens Corning*	795
102	PACCAR, Inc.	4,482
8	Parker Hannifin Corp.	657
77	Pentair Ltd.	3,734
12	Pitney Bowes, Inc.	134
77	Quanta Services, Inc.*	1,991
14	Regal-Beloit Corp.	977
58	Republic Services, Inc.	1,651
10	Ryder System, Inc.	471
24	Shaw Group, Inc. (The)*	1,078
17	Snap-on, Inc.	1,350
61	Southwest Airlines Co.	581

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7	SPX Corp.	$477
44	Stanley Black & Decker, Inc.	3,164
21	Terex Corp.*	508
97	Textron, Inc.	2,279
15	Timken Co.	676
16	Trinity Industries, Inc.	508
12	Triumph Group, Inc.	787
20	UTi Worldwide, Inc.	282
7	Verisk Analytics, Inc., Class A*	349
2	WABCO Holdings, Inc.*	124
43	Waste Connections, Inc.	1,416
16	WESCO International, Inc.*	1,034
31	Xylem, Inc.	809
		69,110
	Information Technology — 0.8%

5	Akamai Technologies, Inc.*	183
62	Amdocs Ltd.	2,075
101	Analog Devices, Inc.	4,101
27	AOL, Inc.*	1,013
60	Applied Materials, Inc.	644
30	Arrow Electronics, Inc.*	1,118
87	Brocade Communications Systems, Inc.*	494
123	CA, Inc.	2,726
30	Computer Sciences Corp.	1,142
39	CoreLogic, Inc.*	1,008
33	Cree, Inc.*	1,066
10	DST Systems, Inc.	576
7	EchoStar Corp., Class A*	220
76	Electronic Arts, Inc.*	1,126
92	Fidelity National Information Services, Inc.	3,321
9	Fiserv, Inc.*	693
1	FLIR Systems, Inc.	20
9	Genpact Ltd.	144
29	Harris Corp.	1,367
25	IAC/InterActiveCorp	1,179
8	Itron, Inc.*	350
33	JDS Uniphase Corp.*	400
195	Juniper Networks, Inc.*	3,506
45	KLA-Tencor Corp.	2,046
33	Lam Research Corp.*	1,159
14	Lexmark International, Inc., Class A	341
54	Maxim Integrated Products, Inc.	1,576
51	Molex, Inc.	1,345
8	Paychex, Inc.	260
42	Polycom, Inc.*	439
17	Rovi Corp.*	261
18	SAIC, Inc.	208
90	SanDisk Corp.*	3,519
1	Silicon Laboratories, Inc.*	42
250	Symantec Corp.*	4,690
50	Synopsys, Inc.*	1,640
60	Teradyne, Inc.*	938
8	Total System Services, Inc.	176
16	Zebra Technologies Corp., Class A*	623
		47,735
	Materials — 0.7%

254	Alcoa, Inc.	2,136
16	Aptargroup, Inc.	763
29	Ashland, Inc.	2,057
37	Bemis Co., Inc.	1,243
15	Carpenter Technology Corp.	727
19	CF Industries Holdings, Inc.	4,067
22	Commercial Metals Co.	298
42	Crown Holdings, Inc.*	1,569
17	Cytec Industries, Inc.	1,167
7	Domtar Corp.	561
10	Eastman Chemical Co.	609
3	Greif, Inc., Class A	123
68	Huntsman Corp.	1,118
161	International Paper Co.	5,980
10	Intrepid Potash, Inc.*	213
8	Martin Marietta Materials, Inc.	720
64	MeadWestvaco Corp.	1,978
117	Nucor Corp.	4,818
8	Owens-Illinois, Inc.*	160
3	Packaging Corp. of America	109
24	Reliance Steel & Aluminum Co.	1,354
23	Rock-Tenn Co., Class A	1,496
18	Rockwood Holdings, Inc.	826
30	RPM International, Inc.	870
1	Scotts Miracle-Gro Co. (The), Class A	41
37	Sealed Air Corp.	622
19	Sonoco Products Co.	571
63	Steel Dynamics, Inc.	814
23	Tahoe Resources, Inc.*	411
30	Titanium Metals Corp.	499
28	United States Steel Corp.	604
47	Vulcan Materials Co.	2,483
12	Walter Energy, Inc.	362
6	Westlake Chemical Corp.	434
2	WR Grace & Co.*	131
		41,934
	Telecommunication Services — 0.1%

129	Clearwire Corp., Class A*	299
191	Frontier Communications Corp.	919
15	Level 3 Communications, Inc.*	283
112	MetroPCS Communications, Inc.*	1,193
33	NII Holdings, Inc.*	167
1,105	Sprint Nextel Corp.*	6,331
18	Telephone & Data Systems, Inc.	414
23	Windstream Corp.	193
		9,799
	Utilities — 1.2%

43	AGL Resources, Inc.	1,676
41	Alliant Energy Corp.	1,838
62	Ameren Corp.	1,858
65	American Water Works Co., Inc.	2,481
45	Aqua America, Inc.	1,149
33	Atmos Energy Corp.	1,155
149	Calpine Corp.*	2,572
157	CenterPoint Energy, Inc.	3,098
96	CMS Energy Corp.	2,345
63	DTE Energy Co.	3,816
120	Edison International	5,458
65	Entergy Corp.	4,130
50	Great Plains Energy, Inc.	1,012
16	Hawaiian Electric Industries, Inc.	399
29	Integrys Energy Group, Inc.	1,542
14	National Fuel Gas Co.	729
105	NiSource, Inc.	2,538
116	Northeast Utilities	4,494
49	NRG Energy, Inc.	1,034
87	NV Energy, Inc.	1,595
36	OGE Energy Corp.	2,057
23	Pepco Holdings, Inc.	454
40	Pinnacle West Capital Corp.	2,058

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
214	PPL Corp.	$6,281
51	Questar Corp.	1,001
43	SCANA Corp.	1,993
89	Sempra Energy	6,089
41	UGI Corp.	1,362
30	Vectren Corp.	877
47	Westar Energy, Inc.	1,349
85	Wisconsin Energy Corp.	3,190
179	Xcel Energy, Inc.	4,842
		76,472
	Total Common Stocks (Cost $537,194)	635,078

Principal Amount
	U.S. Government & Agency Security (a) — 24.6%
	Federal Home Loan Bank
$1,523,688	0.00%, due 12/03/12	1,523,688
	Total U.S. Government & Agency Security (Cost $1,523,688)	1,523,688

	Repurchase Agreements (a)(b) — 48.4%
3,003,217	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,003,268	3,003,217
	Total Repurchase Agreements (Cost $3,003,217)	3,003,217

	Total Investment Securities (Cost $5,064,099) — 83.2%	5,161,983
	Other assets less liabilities — 16.8%	1,044,136
	Net Assets — 100.0%	$6,206,119

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $685,731.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,720
Aggregate gross unrealized depreciation	(13,177)
Net unrealized appreciation	$95,543
Federal income tax cost of investments	$5,066,440

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$2,995,870	$(24,786)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	2,567,624	64,705

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	4,771,224	566,895

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	1,442,122	(12,141)

		$594,673

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) — 17.6%
	Consumer Discretionary — 4.5%

40	Aaron’s, Inc.	$1,148
51	Advance Auto Parts, Inc.	3,731
18	Allison Transmission Holdings, Inc.	374
40	AMC Networks, Inc., Class A*	2,110
106	American Eagle Outfitters, Inc.	2,247
67	Apollo Group, Inc., Class A*	1,286
86	Ascena Retail Group, Inc.*	1,729
13	AutoNation, Inc.*	506
27	AutoZone, Inc.*	10,362
29	Bally Technologies, Inc.*	1,309
162	Bed Bath & Beyond, Inc.*	9,513
42	Big Lots, Inc.*	1,183
80	BorgWarner, Inc.*	5,304
53	Brinker International, Inc.	1,587
16	Cablevision Systems Corp., Class A	221
29	CarMax, Inc.*	1,052
34	Carter’s, Inc.*	1,803
34	Charter Communications, Inc., Class A*	2,409
82	Chico’s FAS, Inc.	1,529
22	Chipotle Mexican Grill, Inc.*	5,803
2	Choice Hotels International, Inc.	65
80	Cinemark Holdings, Inc.	2,176
17	Clear Channel Outdoor Holdings, Inc., Class A*	110
14	D.R. Horton, Inc.	272
90	Darden Restaurants, Inc.	4,759
17	Deckers Outdoor Corp.*	651
229	Delphi Automotive plc*	7,784
65	Dick’s Sporting Goods, Inc.	3,413
178	Discovery Communications, Inc., Class A*	10,753
111	DISH Network Corp., Class A*	4,111
129	Dollar General Corp.*	6,450
162	Dollar Tree, Inc.*	6,762
22	DSW, Inc., Class A	1,497
50	Dunkin’ Brands Group, Inc.	1,591
38	Expedia, Inc.	2,351
67	Family Dollar Stores, Inc.	4,770
22	Foot Locker, Inc.	788
38	Fossil, Inc.*	3,285
211	Gap, Inc. (The)	7,271
6	Garmin Ltd.	233
101	Gentex Corp.	1,793
109	Genuine Parts Co.	7,095
48	GNC Holdings, Inc., Class A	1,686
171	Goodyear Tire & Rubber Co. (The)*	2,155
30	Groupon, Inc.*	126
120	H&R Block, Inc.	2,164
68	Hanesbrands, Inc.*	2,455
162	Harley-Davidson, Inc.	7,608
73	Hasbro, Inc.	2,808
20	HomeAway, Inc.*	410
103	International Game Technology	1,429
19	Interpublic Group of Cos., Inc. (The)	206
17	ITT Educational Services, Inc.*	308
13	Jarden Corp.	688
14	John Wiley & Sons, Inc., Class A	598
12	Kohl’s Corp.	536
46	Lamar Advertising Co., Class A*	1,806
183	Liberty Global, Inc., Class A*	10,255
56	Liberty Interactive Corp., Class A*	1,081
5	Liberty Media Corp. - Liberty Capital, Class A*	550
4	Liberty Ventures*	234
168	Limited Brands, Inc.	8,761
206	LKQ Corp.*	4,516
39	Macy’s, Inc.	1,509
2	Madison Square Garden Co. (The), Class A*	88
164	Marriott International, Inc., Class A	5,952
184	Mattel, Inc.	6,902
195	McGraw-Hill Cos., Inc. (The)	10,356
59	Michael Kors Holdings Ltd.*	3,136
17	Morningstar, Inc.	1,085
39	Netflix, Inc.*	3,187
110	Nordstrom, Inc.	5,950
3	NVR, Inc.*	2,700
190	Omnicom Group, Inc.	9,451
83	O’Reilly Automotive, Inc.*	7,809
71	Pandora Media, Inc.*	619
20	Panera Bread Co., Class A*	3,210
4	Penn National Gaming, Inc.*	203
76	PetSmart, Inc.	5,370
45	Polaris Industries, Inc.	3,816
45	PVH Corp.	5,157
43	Ralph Lauren Corp.	6,755
21	Regal Entertainment Group, Class A	327
158	Ross Stores, Inc.	8,993
101	Sally Beauty Holdings, Inc.*	2,560
59	Scripps Networks Interactive, Inc., Class A	3,483
2,652	Sirius XM Radio, Inc.*	7,373
138	Starwood Hotels & Resorts Worldwide, Inc.	7,446
42	Tempur-Pedic International, Inc.*	1,119
49	Tesla Motors, Inc.*	1,657
2	Thor Industries, Inc.	75
74	Tiffany & Co.	4,365
50	Tractor Supply Co.	4,481
60	TripAdvisor, Inc.*	2,291
39	Tupperware Brands Corp.	2,529
44	Ulta Salon Cosmetics & Fragrance, Inc.	4,412
54	Under Armour, Inc., Class A*	2,799
74	Urban Outfitters, Inc.*	2,790
61	VF Corp.	9,791
194	Virgin Media, Inc.	6,823
2	Visteon Corp.*	100
19	Weight Watchers International, Inc.	987
35	Williams-Sonoma, Inc.	1,584
102	Wyndham Worldwide Corp.	5,007
56	Wynn Resorts Ltd.	6,294
		354,107
	Consumer Staples — 1.4%

232	Avon Products, Inc.	3,236
91	Brown-Forman Corp., Class B	6,386
96	Campbell Soup Co.	3,528
60	Church & Dwight Co., Inc.	3,249
6	Clorox Co. (The)	458
15	Coca-Cola Enterprises, Inc.	468
110	Dean Foods Co.*	1,885
148	Dr. Pepper Snapple Group, Inc.	6,638
78	Flowers Foods, Inc.	1,836
19	Fresh Market, Inc. (The)*	985
81	Green Mountain Coffee Roasters, Inc.*	2,970
139	H. J. Heinz Co.	8,126
82	Herbalife Ltd.	3,770

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
105	Hershey Co. (The)	$7,693
71	Hillshire Brands Co. (The)	1,977
54	Hormel Foods Corp.	1,675
11	Ingredion, Inc.	714
368	Kroger Co. (The)	9,656
91	Lorillard, Inc.	11,026
93	McCormick & Co., Inc. (Non-Voting)	6,004
142	Mead Johnson Nutrition Co.	9,683
101	Monster Beverage Corp.*	5,257
37	Nu Skin Enterprises, Inc., Class A	1,680
23	Safeway, Inc.	394
128	Whole Foods Market, Inc.	11,950
		111,244
	Energy — 0.9%

13	Atwood Oceanics, Inc.*	598
146	Cabot Oil & Gas Corp.	6,877
132	Cameron International Corp.*	7,121
14	CARBO Ceramics, Inc.	1,072
98	Cheniere Energy, Inc.*	1,646
121	Cobalt International Energy, Inc.*	2,822
73	Concho Resources, Inc.*	5,859
29	Continental Resources, Inc.*	1,992
53	Dresser-Rand Group, Inc.*	2,799
167	FMC Technologies, Inc.*	6,824
30	Golar LNG Ltd.	1,172
15	Helmerich & Payne, Inc.	783
49	Kosmos Energy Ltd.*	581
13	Laredo Petroleum Holdings, Inc.*	247
28	Noble Energy, Inc.	2,737
76	Oceaneering International, Inc.	4,004
33	Oil States International, Inc.*	2,334
72	Pioneer Natural Resources Co.	7,704
113	Range Resources Corp.	7,234
37	RPC, Inc.	428
7	SEACOR Holdings, Inc.*	634
37	SM Energy Co.	1,839
84	Southwestern Energy Co.*	2,916
12	Whiting Petroleum Corp.*	503
16	World Fuel Services Corp.	623
		71,349
	Financials — 1.3%

27	Affiliated Managers Group, Inc.*	3,480
2	Alexander & Baldwin, Inc.*	60
13	Allied World Assurance Co. Holdings AG	1,055
6	American Campus Communities, Inc. (REIT)	263
19	Aon plc	1,079
71	Apartment Investment & Management Co., Class A (REIT)	1,780
11	Arch Capital Group Ltd.*	496
83	Arthur J. Gallagher & Co.	3,031
18	Boston Properties, Inc. (REIT)	1,847
15	BRE Properties, Inc. (REIT)	730
7	Brown & Brown, Inc.	188
42	Camden Property Trust (REIT)	2,760
53	CBOE Holdings, Inc.	1,589
229	CBRE Group, Inc., Class A*	4,335
85	Digital Realty Trust, Inc. (REIT)	5,486
81	Eaton Vance Corp.	2,582
3	Endurance Specialty Holdings Ltd.	121
24	Equity Lifestyle Properties, Inc. (REIT)	1,575
18	Erie Indemnity Co., Class A	1,283
25	Essex Property Trust, Inc. (REIT)	3,512
46	Extra Space Storage, Inc. (REIT)	1,617
35	Federal Realty Investment Trust (REIT)	3,641
53	Federated Investors, Inc., Class B	1,052
14	Hanover Insurance Group, Inc. (The)	512
22	HCP, Inc. (REIT)	991
18	Home Properties, Inc. (REIT)	1,060
51	IntercontinentalExchange, Inc.*	6,740
4	Kilroy Realty Corp. (REIT)	180
80	Lazard Ltd., Class A	2,356
32	Leucadia National Corp.	709
30	LPL Financial Holdings, Inc.	840
27	Mid-America Apartment Communities, Inc. (REIT)	1,683
137	Moody’s Corp.	6,656
85	MSCI, Inc.*	2,465
51	People’s United Financial, Inc.	622
113	Plum Creek Timber Co., Inc. (REIT)	4,842
16	Post Properties, Inc. (REIT)	786
68	Rayonier, Inc. (REIT)	3,389
38	Regency Centers Corp. (REIT)	1,780
96	SEI Investments Co.	2,113
6	Signature Bank/NY*	421
5	St. Joe Co. (The)*	107
178	T. Rowe Price Group, Inc.	11,511
65	Tanger Factory Outlet Centers (REIT)	2,137
13	Taubman Centers, Inc. (REIT)	1,007
10	Validus Holdings Ltd.	355
60	Waddell & Reed Financial, Inc., Class A	1,949
120	Weyerhaeuser Co. (REIT)	3,307
		102,080
	Health Care — 2.3%

243	Agilent Technologies, Inc.	9,304
134	Alexion Pharmaceuticals, Inc.*	12,867
24	AMERIGROUP Corp.*	2,204
176	AmerisourceBergen Corp.	7,431
116	Ariad Pharmaceuticals, Inc.*	2,594
85	BioMarin Pharmaceutical, Inc.*	4,131
65	Bruker Corp.*	949
59	C.R. Bard, Inc.	5,842
143	Catamaran Corp.*	6,963
101	Cerner Corp.*	7,799
22	Charles River Laboratories International, Inc.*	844
10	Cooper Cos., Inc. (The)	949
2	Covance, Inc.*	114
66	DaVita HealthCare Partners, Inc.*	7,128
44	DENTSPLY International, Inc.	1,747
80	Edwards Lifesciences Corp.*	6,942
51	Endo Health Solutions, Inc.*	1,462
75	HCA Holdings, Inc.	2,381
36	Henry Schein, Inc.*	2,908
38	IDEXX Laboratories, Inc.*	3,552
86	Illumina, Inc.*	4,619
67	Incyte Corp.*	1,179
68	Laboratory Corp. of America Holdings*	5,752
12	Life Technologies Corp.*	592
51	Medivation, Inc.*	2,660
22	Mettler-Toledo International, Inc.*	4,116
260	Mylan, Inc.*	7,067
59	Myriad Genetics, Inc.*	1,694
45	Onyx Pharmaceuticals, Inc.*	3,396

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
60	Patterson Cos., Inc.	$2,046
65	Perrigo Co.	6,728
13	Quest Diagnostics, Inc.	751
54	Regeneron Pharmaceuticals, Inc.*	9,534
100	ResMed, Inc.	4,109
41	Salix Pharmaceuticals Ltd.*	1,757
7	Sirona Dental Systems, Inc.*	438
169	St. Jude Medical, Inc.	5,793
26	Techne Corp.	1,843
3	Tenet Healthcare Corp.*	87
41	Thoratec Corp.*	1,525
35	United Therapeutics Corp.*	1,839
4	Universal Health Services, Inc., Class B	180
78	Varian Medical Systems, Inc.*	5,394
147	Vertex Pharmaceuticals, Inc.*	5,849
117	Warner Chilcott plc, Class A	1,364
62	Waters Corp.*	5,242
89	Watson Pharmaceuticals, Inc.*	7,833
12	Zimmer Holdings, Inc.	792
		182,290
	Industrials — 2.6%

168	AMETEK, Inc.	6,271
15	Armstrong World Industries, Inc.	758
68	B/E Aerospace, Inc.*	3,221
83	Babcock & Wilcox Co. (The)	2,091
113	C.H. Robinson Worldwide, Inc.	6,977
4	Carlisle Cos., Inc.	227
42	Chicago Bridge & Iron Co. N.V.	1,706
34	Cintas Corp.	1,409
33	Clean Harbors, Inc.*	1,890
7	Colfax Corp.*	273
21	Con-way, Inc.	590
19	Copa Holdings S.A., Class A	1,802
71	Copart, Inc.*	2,145
5	Covanta Holding Corp.	94
379	Delta Air Lines, Inc.*	3,790
104	Donaldson Co., Inc.	3,492
21	Dun & Bradstreet Corp. (The)	1,663
59	Eaton Corp.	3,077
76	Equifax, Inc.	3,894
134	Expeditors International of Washington, Inc.	5,014
207	Fastenal Co.	8,655
33	Flowserve Corp.	4,572
88	Fluor Corp.	4,671
18	Fortune Brands Home & Security, Inc.*	540
2	General Cable Corp.*	57
42	Graco, Inc.	2,075
98	Hertz Global Holdings, Inc.*	1,533
34	Hubbell, Inc., Class B	2,865
11	IDEX Corp.	494
35	IHS, Inc., Class A*	3,225
171	Ingersoll-Rand plc	8,341
109	Iron Mountain, Inc.	3,444
15	ITT Corp.	336
63	J.B. Hunt Transport Services, Inc.	3,745
74	Joy Global, Inc.	4,217
60	Kansas City Southern	4,689
29	Kirby Corp.*	1,679
33	Landstar System, Inc.	1,669
36	Lennox International, Inc.	1,893
58	Lincoln Electric Holdings, Inc.	2,756
70	Manitowoc Co., Inc. (The)	1,050
249	Masco Corp.	4,223
2	Matson, Inc.	46
10	MRC Global, Inc.*	280
32	MSC Industrial Direct Co., Inc., Class A	2,325
21	Nielsen Holdings N.V.*	595
42	Nordson Corp.	2,570
56	PACCAR, Inc.	2,461
81	Pall Corp.	4,818
47	Parker Hannifin Corp.	3,861
73	Pitney Bowes, Inc.	817
32	Polypore International, Inc.*	1,314
100	Robert Half International, Inc.	2,826
100	Rockwell Automation, Inc.	7,924
101	Rockwell Collins, Inc.	5,775
45	Rollins, Inc.	1,025
68	Roper Industries, Inc.	7,584
8	Snap-on, Inc.	636
104	Southwest Airlines Co.	991
19	Spirit Aerosystems Holdings, Inc., Class A*	299
11	SPX Corp.	749
59	Stericycle, Inc.*	5,515
12	Textron, Inc.	282
5	Timken Co.	225
42	Toro Co. (The)	1,884
36	TransDigm Group, Inc.	4,897
12	Triumph Group, Inc.	787
232	United Continental Holdings, Inc.*	4,691
65	United Rentals, Inc.*	2,699
16	Valmont Industries, Inc.	2,235
88	Verisk Analytics, Inc., Class A*	4,386
41	W.W. Grainger, Inc.	7,955
42	WABCO Holdings, Inc.*	2,606
5	Waste Connections, Inc.	165
34	Westinghouse Air Brake Technologies Corp.	2,877
14	Xylem, Inc.	365
		205,578
	Information Technology — 2.9%

41	Acme Packet, Inc.*	818
438	Advanced Micro Devices, Inc.*	964
116	Akamai Technologies, Inc.*	4,248
35	Alliance Data Systems Corp.*	4,987
225	Altera Corp.	7,288
113	Amphenol Corp., Class A	6,997
18	Analog Devices, Inc.	731
65	ANSYS, Inc.*	4,311
15	AOL, Inc.*	563
26	Atmel Corp.*	145
161	Autodesk, Inc.*	5,334
160	Avago Technologies Ltd.	5,616
112	BMC Software, Inc.*	4,587
87	Broadridge Financial Solutions, Inc.	2,054
14	CA, Inc.	310
192	Cadence Design Systems, Inc.*	2,444
130	Citrix Systems, Inc.*	7,951
8	Compuware Corp.*	75
32	Concur Technologies, Inc.*	2,103
62	Cypress Semiconductor Corp.*	629
3	Diebold, Inc.	90
21	Dolby Laboratories, Inc., Class A*	701
4	DST Systems, Inc.	231
7	EchoStar Corp., Class A*	219
34	Equinix, Inc.*	6,316

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
55	F5 Networks, Inc.*	$5,152
31	FactSet Research Systems, Inc.	2,864
79	Fiserv, Inc.*	6,082
34	FleetCor Technologies, Inc.*	1,774
87	FLIR Systems, Inc.	1,775
91	Fortinet, Inc.*	1,818
33	Freescale Semiconductor Ltd.*	306
47	Fusion-io, Inc.*	1,096
65	Gartner, Inc.*	3,112
71	Genpact Ltd.	1,139
55	Global Payments, Inc.	2,415
24	Harris Corp.	1,131
8	IAC/InterActiveCorp	377
76	Informatica Corp.*	2,042
205	Intuit, Inc.	12,282
22	IPG Photonics Corp.*	1,300
24	Jabil Circuit, Inc.	456
61	Jack Henry & Associates, Inc.	2,371
40	Lam Research Corp.*	1,405
59	Lender Processing Services, Inc.	1,466
161	Linear Technology Corp.	5,344
43	LinkedIn Corp., Class A*	4,650
397	LSI Corp.*	2,676
102	Maxim Integrated Products, Inc.	2,977
135	Microchip Technology, Inc.	4,107
56	MICROS Systems, Inc.*	2,434
65	National Instruments Corp.	1,581
111	NCR Corp.*	2,656
170	NetApp, Inc.*	5,391
22	NetSuite, Inc.*	1,312
47	NeuStar, Inc., Class A*	1,889
169	Nuance Communications, Inc.*	3,759
4	Palo Alto Networks, Inc.*	218
211	Paychex, Inc.	6,866
76	Rackspace Hosting, Inc.*	5,253
135	Red Hat, Inc.*	6,669
111	Riverbed Technology, Inc.*	1,987
16	Rovi Corp.*	245
70	SAIC, Inc.	807
8	ServiceNow, Inc.*	261
27	Silicon Laboratories, Inc.*	1,129
118	Skyworks Solutions, Inc.*	2,673
43	SolarWinds, Inc.*	2,409
48	Solera Holdings, Inc.	2,484
11	Splunk, Inc.*	332
29	Symantec Corp.*	544
8	Synopsys, Inc.*	262
118	Teradata Corp.*	7,019
16	Teradyne, Inc.*	250
115	TIBCO Software, Inc.*	2,881
97	Total System Services, Inc.	2,129
87	Trimble Navigation Ltd.*	4,841
28	Vantiv, Inc., Class A*	607
75	VeriFone Systems, Inc.*	2,279
101	VeriSign, Inc.*	3,447
63	Western Digital Corp.	2,107
428	Western Union Co. (The)	5,397
184	Xilinx, Inc.	6,376
6	Zebra Technologies Corp., Class A*	234
91	Zynga, Inc., Class A*	224
		228,781
	Materials — 1.2%

48	Airgas, Inc.	4,251
35	Albemarle Corp.	2,093
63	Allied Nevada Gold Corp.*	2,051
16	Aptargroup, Inc.	763
109	Ball Corp.	4,871
2	Carpenter Technology Corp.	97
109	Celanese Corp.	4,473
10	CF Industries Holdings, Inc.	2,140
23	Compass Minerals International, Inc.	1,757
25	Crown Holdings, Inc.*	934
87	Eastman Chemical Co.	5,294
96	FMC Corp.	5,324
57	International Flavors & Fragrances, Inc.	3,707
18	Intrepid Potash, Inc.*	383
16	Martin Marietta Materials, Inc.	1,440
13	Molycorp, Inc.*	117
6	NewMarket Corp.	1,592
85	Owens-Illinois, Inc.*	1,702
63	Packaging Corp. of America	2,296
106	PPG Industries, Inc.	13,173
6	Rock-Tenn Co., Class A	390
14	Rockwood Holdings, Inc.	642
45	Royal Gold, Inc.	3,634
36	RPM International, Inc.	1,044
26	Scotts Miracle-Gro Co. (The), Class A	1,078
61	Sherwin-Williams Co. (The)	9,304
84	Sigma-Aldrich Corp.	6,092
34	Silgan Holdings, Inc.	1,512
33	Steel Dynamics, Inc.	426
13	Tahoe Resources, Inc.*	233
65	Valspar Corp.	4,081
3	Westlake Chemical Corp.	217
48	WR Grace & Co.*	3,143
		90,254
	Telecommunication Services — 0.3%

204	Crown Castle International Corp.*	13,774
58	Level 3 Communications, Inc.*	1,094
85	SBA Communications Corp., Class A*	5,850
105	tw telecom, inc.*	2,697
244	Windstream Corp.	2,045
		25,460
	Utilities — 0.2%

11	Aqua America, Inc.	281
36	ITC Holdings Corp.	2,828
145	ONEOK, Inc.	6,506
28	Questar Corp.	549
		10,164
	Total Common Stocks (Cost $1,407,153)	1,381,307

Principal Amount
	U.S. Government & Agency Security (a) — 23.4%
	Federal Home Loan Bank
$1,845,540	0.00%, due 12/03/12	1,845,540
	Total U.S. Government & Agency Security (Cost $1,845,540)	1,845,540

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 40.8%
$3,215,321	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $3,215,376	$3,215,321
	Total Repurchase Agreements (Cost $3,215,321)	3,215,321

	Total Investment Securities (Cost $6,468,014) — 81.8%	6,442,168
	Other assets less liabilities — 18.2%	1,436,235
	Net Assets — 100.0%	$7,878,403

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,715,648.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,202
Aggregate gross unrealized depreciation	(157,340)
Net unrealized depreciation	$(30,138)
Federal income tax cost of investments	$6,472,306

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$29,727	$(9,936)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	2,834,184	98,067

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	9,018,485	913,011

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	2,495,870	353,847

		$1,354,989

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) — 44.3%
	Consumer Discretionary — 5.3%

167	1-800-Flowers.com, Inc., Class A*	$522
454	American Axle & Manufacturing Holdings, Inc.*	4,749
201	American Greetings Corp., Class A	3,465
29	Ameristar Casinos, Inc.	577
22	Asbury Automotive Group, Inc.*	664
97	Ascent Capital Group, Inc., Class A*	5,937
177	Barnes & Noble, Inc.*	2,540
77	Bassett Furniture Industries, Inc.	855
28	Beasley Broadcasting Group, Inc., Class A*	137
167	Beazer Homes USA, Inc.*	2,493
227	bebe stores, inc.	854
404	Belo Corp., Class A	2,909
113	Big 5 Sporting Goods Corp.	1,582
7	Biglari Holdings, Inc.*	2,544
143	Black Diamond, Inc.*	1,178
33	Bloomin’ Brands, Inc.*	522
98	Bluegreen Corp.*	926
171	Bob Evans Farms, Inc.	6,445
86	Bon-Ton Stores, Inc. (The)	1,019
351	Boyd Gaming Corp.*	1,931
292	Brown Shoe Co., Inc.	5,563
30	Cabela’s, Inc.*	1,433
27	Caesars Entertainment Corp.*	165
443	Callaway Golf Co.	2,986
352	Career Education Corp.*	1,053
82	Carmike Cinemas, Inc.*	1,240
108	Carriage Services, Inc.	1,200
31	Carrols Restaurant Group, Inc.*	201
286	Casual Male Retail Group, Inc.*	1,095
5	Cavco Industries, Inc.*	258
250	Central European Media Enterprises Ltd., Class A*	1,158
6	Cherokee, Inc.	86
103	Children’s Place Retail Stores, Inc. (The)*	5,007
59	Churchill Downs, Inc.	3,729
12	Chuy’s Holdings, Inc.*	283
95	Citi Trends, Inc.*	1,326
83	Columbia Sportswear Co.	4,806
96	Conn’s, Inc.*	2,715
57	Cooper Tire & Rubber Co.	1,424
65	Core-Mark Holding Co., Inc.	2,974
533	Corinthian Colleges, Inc.*	1,183
178	Crown Media Holdings, Inc., Class A*	326
66	CSS Industries, Inc.	1,354
59	Culp, Inc.	840
421	Cumulus Media, Inc., Class A*	964
7	Daily Journal Corp.*	634
902	Dana Holding Corp.	12,790
10	Del Frisco’s Restaurant Group, Inc.*	148
48	Delta Apparel, Inc.*	696
141	Denny’s Corp.*	670
51	Destination Maternity Corp.	1,133
188	Digital Generation, Inc.*	1,997
69	Drew Industries, Inc.*	2,240
203	E.W. Scripps Co. (The), Class A*	2,067
181	Education Management Corp.*	700
4	Einstein Noah Restaurant Group, Inc.	64
166	Entercom Communications Corp., Class A*	1,054
345	Entravision Communications Corp., Class A	518
22	Ethan Allen Interiors, Inc.	638
533	Exide Technologies*	1,540
126	Federal-Mogul Corp.*	990
11	Fiesta Restaurant Group, Inc.*	166
699	Fifth & Pacific Cos., Inc.*	8,423
215	Finish Line, Inc. (The), Class A	4,435
60	Fisher Communications, Inc.	1,507
37	Five Below, Inc.*	1,375
31	Flexsteel Industries, Inc.	617
251	Fred’s, Inc., Class A	3,338
21	Frisch’s Restaurants, Inc.	400
79	Fuel Systems Solutions, Inc.*	1,194
99	G-III Apparel Group Ltd.*	3,767
109	Global Sources Ltd.*	658
156	Group 1 Automotive, Inc.	9,479
303	Harte-Hanks, Inc.	1,603
131	Haverty Furniture Cos., Inc.	2,194
216	Helen of Troy Ltd.*	6,666
100	hhgregg, Inc.*	740
73	Hooker Furniture Corp.	1,014
679	Hovnanian Enterprises, Inc., Class A*	3,544
482	Iconix Brand Group, Inc.*	9,717
189	International Speedway Corp., Class A	5,071
142	Isle of Capri Casinos, Inc.*	697
58	Jack in the Box, Inc.*	1,598
150	JAKKS Pacific, Inc.	1,872
39	Johnson Outdoors, Inc., Class A*	814
559	Jones Group, Inc. (The)	6,574
13	JoS. A. Bank Clothiers, Inc.*	560
292	Journal Communications, Inc., Class A*	1,638
7	Kayak Software Corp.*	285
525	KB Home	7,539
92	Kirkland’s, Inc.*	836
405	Krispy Kreme Doughnuts, Inc.*	3,686
180	K-Swiss, Inc., Class A*	556
248	La-Z-Boy, Inc.*	3,700
22	Life Time Fitness, Inc.*	1,035
66	Lifetime Brands, Inc.	660
207	LIN TV Corp., Class A*	1,341
155	Lincoln Educational Services Corp.	600
148	Lithia Motors, Inc., Class A	5,295
953	Live Nation Entertainment, Inc.*	8,367
136	Luby’s, Inc.*	865
146	M/I Homes, Inc.*	3,213
70	Mac-Gray Corp.	834
46	Maidenform Brands, Inc.*	845
134	Marcus Corp.	1,587
30	Marine Products Corp.	164
139	MarineMax, Inc.*	1,148
181	Marriott Vacations Worldwide Corp.*	7,206
189	Martha Stewart Living Omnimedia, Class A	499
101	Matthews International Corp., Class A	3,055
394	McClatchy Co. (The), Class A*	1,320
260	MDC Holdings, Inc.	9,162
109	MDC Partners, Inc., Class A	1,155
274	Men’s Wearhouse, Inc. (The)	8,889
247	Meredith Corp.	7,701
158	Meritage Homes Corp.*	5,533
318	Modine Manufacturing Co.*	2,353
60	Monarch Casino & Resort, Inc.*	568
83	Morgans Hotel Group Co.*	486
111	Movado Group, Inc.	3,851
38	NACCO Industries, Inc., Class A	2,026

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
37	National American University Holdings, Inc.	$147
254	National CineMedia, Inc.	3,632
71	New York & Co., Inc.*	264
927	New York Times Co. (The), Class A*	7,518
58	Nexstar Broadcasting Group, Inc., Class A*	522
1,932	Office Depot, Inc.*	6,492
589	OfficeMax, Inc.	5,890
13	Orchard Supply Hardware Stores Corp., Class A*	101
659	Orient-Express Hotels Ltd., Class A*	8,125
71	Outdoor Channel Holdings, Inc.	528
214	Penske Automotive Group, Inc.	6,234
360	Pep Boys-Manny Moe & Jack (The)	3,805
35	Perfumania Holdings, Inc.*	173
81	Perry Ellis International, Inc.*	1,756
397	Pinnacle Entertainment, Inc.*	5,129
888	Quiksilver, Inc.*	3,552
5	R.G. Barry Corp.	77
677	RadioShack Corp.	1,374
114	Reading International, Inc., Class A*	649
94	Red Lion Hotels Corp.*	682
55	Red Robin Gourmet Burgers, Inc.*	1,801
392	Regis Corp.	6,456
404	Rent-A-Center, Inc.	14,043
26	Rentrak Corp.*	500
434	Ruby Tuesday, Inc.*	3,390
132	Ryland Group, Inc. (The)	4,415
64	Ryman Hospitality Properties, Inc. (REIT)	2,126
24	Saga Communications, Inc., Class A	1,088
748	Saks, Inc.*	7,854
69	Salem Communications Corp., Class A	357
177	Scholastic Corp.	4,967
336	Scientific Games Corp., Class A*	2,799
342	Sealy Corp.*	742
40	Shiloh Industries, Inc.	456
97	Shoe Carnival, Inc.	2,145
182	Shutterfly, Inc.*	4,905
315	Sinclair Broadcast Group, Inc., Class A	3,474
258	Skechers U.S.A., Inc., Class A*	5,021
274	Sonic Automotive, Inc., Class A	5,409
80	Sonic Corp.*	810
299	Sotheby’s	8,629
231	Spartan Motors, Inc.	1,139
79	Speedway Motorsports, Inc.	1,281
209	Stage Stores, Inc.	5,407
135	Standard Motor Products, Inc.	2,641
787	Standard Pacific Corp.*	5,273
186	Stein Mart, Inc.*	1,588
47	Steinway Musical Instruments, Inc.*	1,072
509	Stewart Enterprises, Inc., Class A	3,889
191	Stoneridge, Inc.*	942
156	Superior Industries International, Inc.	2,955
71	Systemax, Inc.*	731
285	Tuesday Morning Corp.*	1,798
96	Unifi, Inc.*	1,329
102	Universal Electronics, Inc.*	1,799
50	Universal Technical Institute, Inc.	474
159	Vail Resorts, Inc.	8,955
105	Valassis Communications, Inc.*	2,728
1	Value Line, Inc.	9
124	VOXX International Corp.*	836
34	Warnaco Group, Inc. (The)*	2,444
103	West Marine, Inc.*	1,065
616	Wet Seal, Inc. (The), Class A*	1,811
42	Weyco Group, Inc.	988
143	Winnebago Industries, Inc.*	2,033
375	WMS Industries, Inc.*	6,338
15	World Wrestling Entertainment, Inc., Class A	121
		486,801
	Consumer Staples — 1.1%

13	Alico, Inc.	447
595	Alliance One International, Inc.*	1,957
127	Andersons, Inc. (The)	5,357
10	Annie’s, Inc.*	359
3	Arden Group, Inc., Class A	299
14	Cal-Maine Foods, Inc.	643
449	Central European Distribution Corp.*	759
223	Central Garden and Pet Co., Class A*	2,616
313	Chiquita Brands International, Inc.*	2,232
42	Craft Brew Alliance, Inc.*	268
557	Darling International, Inc.*	9,397
151	Diamond Foods, Inc.	2,150
244	Dole Food Co., Inc.*	2,801
25	Elizabeth Arden, Inc.*	1,160
43	Farmer Bros Co.*	478
259	Fresh Del Monte Produce, Inc.	6,721
19	Griffin Land & Nurseries, Inc.	482
280	Harbinger Group, Inc.*	2,394
257	Harris Teeter Supermarkets, Inc.	9,763
86	Ingles Markets, Inc., Class A	1,401
31	Inter Parfums, Inc.	621
54	John B. Sanfilippo & Son, Inc.*	957
83	Nash Finch Co.	1,751
29	Natural Grocers by Vitamin Cottage, Inc.*	556
30	Nature’s Sunshine Products, Inc.	460
59	Nutraceutical International Corp.*	978
34	Oil-Dri Corp. of America	800
133	Omega Protein Corp.*	827
20	Orchids Paper Products Co.	425
146	Pantry, Inc. (The)*	1,875
80	Pilgrim’s Pride Corp.*	571
56	Post Holdings, Inc.*	1,929
116	Prestige Brands Holdings, Inc.*	2,506
77	Revlon, Inc., Class A*	1,149
4,105	Rite Aid Corp.*	4,146
62	Seneca Foods Corp., Class A*	1,921
401	Smart Balance, Inc.*	4,984
33	Snyder’s-Lance, Inc.	795
147	Spartan Stores, Inc.	2,211
25	Spectrum Brands Holdings, Inc.	1,196
351	SUPERVALU, Inc.	835
44	Susser Holdings Corp.*	1,606
10	Tootsie Roll Industries, Inc.	272
80	TreeHouse Foods, Inc.*	4,195
158	Universal Corp.	7,884
93	Vector Group Ltd.	1,501
57	Village Super Market, Inc., Class A	2,147
75	Weis Markets, Inc.	2,933
73	Westway Group, Inc.*	407
		104,122
	Energy — 2.8%

14	Adams Resources & Energy, Inc.	488
12	Alon USA Energy, Inc.	171

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
206	Amyris, Inc.*	$583
1,445	Arch Coal, Inc.	9,710
210	Basic Energy Services, Inc.*	2,314
327	Bill Barrett Corp.*	5,683
58	Bolt Technology Corp.	838
57	Bonanza Creek Energy, Inc.*	1,351
498	BPZ Resources, Inc.*	1,260
243	Bristow Group, Inc.	12,660
210	C&J Energy Services, Inc.*	4,194
654	Cal Dive International, Inc.*	1,027
268	Callon Petroleum Co.*	1,257
37	Carrizo Oil & Gas, Inc.*	768
36	Clayton Williams Energy, Inc.*	1,466
415	Cloud Peak Energy, Inc.*	7,873
327	Comstock Resources, Inc.*	5,363
7	Contango Oil & Gas Co.*	287
145	Crimson Exploration, Inc.*	397
23	Crosstex Energy, Inc.	296
36	CVR Energy, Inc.*	1,647
54	Dawson Geophysical Co.*	1,228
116	Delek U.S. Holdings, Inc.	3,047
109	Emerald Oil, Inc.*	557
22	Endeavour International Corp.*	148
146	Energy XXI Bermuda Ltd.	4,625
189	EPL Oil & Gas, Inc.*	3,967
441	Exterran Holdings, Inc.*	9,204
100	Forbes Energy Services Ltd.*	232
802	Forest Oil Corp.*	5,109
351	Frontline Ltd.*	1,158
96	GasLog Ltd.	1,180
401	Gastar Exploration Ltd.*	397
18	Gevo, Inc.*	29
170	Green Plains Renewable Energy, Inc.*	1,314
98	Gulf Island Fabrication, Inc.	2,280
143	GulfMark Offshore, Inc., Class A*	4,482
252	Gulfport Energy Corp.*	9,586
95	Halcon Resources Corp.*	587
45	Hallador Energy Co.	369
241	Harvest Natural Resources, Inc.*	2,121
849	Heckmann Corp.*	3,320
719	Helix Energy Solutions Group, Inc.*	12,590
1,078	Hercules Offshore, Inc.*	5,562
240	Hornbeck Offshore Services, Inc.*	8,633
1,028	Key Energy Services, Inc.*	6,877
166	Knightsbridge Tankers Ltd.	961
651	Magnum Hunter Resources Corp.*	2,623
16	Matador Resources Co.*	142
142	Matrix Service Co.*	1,558
691	McMoRan Exploration Co.*	5,894
89	Midstates Petroleum Co., Inc.*	611
211	Miller Energy Resources, Inc.*	958
32	Mitcham Industries, Inc.*	464
84	Natural Gas Services Group, Inc.*	1,383
612	Newpark Resources, Inc.*	4,774
360	Nordic American Tankers Ltd.	3,272
800	Parker Drilling Co.*	3,352
204	PDC Energy, Inc.*	7,319
375	Penn Virginia Corp.	1,661
385	PetroQuest Energy, Inc.*	2,052
82	PHI, Inc. (Non-Voting)*	2,569
334	Pioneer Energy Services Corp.*	2,415
799	Quicksilver Resources, Inc.*	2,533
37	Renewable Energy Group, Inc.*	219
513	Rentech, Inc.*	1,447
328	Resolute Energy Corp.*	2,801
34	REX American Resources Corp.*	641
294	Rex Energy Corp.*	3,866
256	Scorpio Tankers, Inc.*	1,638
284	SemGroup Corp., Class A*	10,701
331	Ship Finance International Ltd.	5,359
337	Stone Energy Corp.*	6,986
292	Swift Energy Co.*	4,520
253	Synergy Resources Corp.*	979
429	Teekay Tankers Ltd., Class A	1,184
207	Tesco Corp.*	2,236
528	TETRA Technologies, Inc.*	3,696
301	Triangle Petroleum Corp.*	1,881
306	Uranium Energy Corp.*	692
1,303	Vantage Drilling Co.*	2,345
220	W&T Offshore, Inc.	3,645
392	Warren Resources, Inc.*	1,078
160	Western Refining, Inc.	4,648
74	Westmoreland Coal Co.*	727
203	Willbros Group, Inc.*	1,021
92	ZaZa Energy Corp.*	176
		255,262
	Financials — 16.3%

101	1st Source Corp.	2,136
203	1st United Bancorp, Inc./FL*	1,153
50	Access National Corp.	680
155	AG Mortgage Investment Trust, Inc. (REIT)	3,818
78	Agree Realty Corp. (REIT)	2,045
33	Alliance Financial Corp./NY	1,402
583	Alterra Capital Holdings Ltd.	13,642
225	American Assets Trust, Inc. (REIT)	6,127
247	American Capital Mortgage Investment Corp. (REIT)	6,308
408	American Equity Investment Life Holding Co.	4,704
53	American National Bankshares, Inc.	1,067
1,079	American Realty Capital Trust, Inc. (REIT)	12,581
56	American Safety Insurance Holdings Ltd.*	944
162	Ameris Bancorp*	1,845
124	AMERISAFE, Inc.*	3,209
56	Ames National Corp.	1,107
23	AmREIT, Inc., Class B (REIT)	380
155	AmTrust Financial Services, Inc.	4,467
934	Anworth Mortgage Asset Corp. (REIT)	5,511
159	Apollo Commercial Real Estate Finance, Inc. (REIT)	2,654
1,381	Apollo Investment Corp.	11,214
148	Apollo Residential Mortgage, Inc. (REIT)	3,210
52	Ares Commercial Real Estate Corp. (REIT)	855
176	Argo Group International Holdings Ltd.	5,841
75	Arlington Asset Investment Corp., Class A	1,623
2,025	ARMOUR Residential REIT, Inc. (REIT)	14,175
66	Arrow Financial Corp.	1,628
210	Artio Global Investors, Inc.	475
363	Ashford Hospitality Trust, Inc. (REIT)	3,285
189	Associated Estates Realty Corp. (REIT)	2,860
593	Astoria Financial Corp.	5,533

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
67	AV Homes, Inc.*	$886
62	Baldwin & Lyons, Inc., Class B	1,425
44	Bancfirst Corp.	1,863
192	Banco Latinoamericano de Comercio Exterior S.A., Class E	4,147
197	Bancorp, Inc. (The)/DE*	2,297
643	BancorpSouth, Inc.	8,507
315	Bank Mutual Corp.	1,307
40	Bank of Kentucky Financial Corp.	983
36	Bank of Marin Bancorp	1,290
54	Bank of the Ozarks, Inc.	1,716
143	BankFinancial Corp.	1,012
131	Banner Corp.	3,937
26	Bar Harbor Bankshares	889
531	BBCN Bancorp, Inc.	6,043
195	Beneficial Mutual Bancorp, Inc.*	1,827
29	Berkshire Bancorp, Inc./NY*	235
168	Berkshire Hills Bancorp, Inc.	3,874
501	BlackRock Kelso Capital Corp.	5,060
71	BofI Holding, Inc.*	1,893
532	Boston Private Financial Holdings, Inc.	4,910
59	Bridge Bancorp, Inc.	1,183
45	Bridge Capital Holdings*	691
477	Brookline Bancorp, Inc.	4,035
78	Bryn Mawr Bank Corp.	1,679
56	BSB Bancorp, Inc./MA*	671
22	C&F Financial Corp.	749
131	Calamos Asset Management, Inc., Class A	1,284
15	California First National Bancorp	231
52	Camden National Corp.	1,804
262	Campus Crest Communities, Inc. (REIT)	2,997
77	Cape Bancorp, Inc.*	662
1	Capital Bank Financial Corp., Class A*	17
79	Capital City Bank Group, Inc.*	856
20	Capital Southwest Corp.	2,147
454	CapLease, Inc. (REIT)	2,125
671	Capstead Mortgage Corp. (REIT)	8,146
199	Cardinal Financial Corp.	2,985
38	Cascade Bancorp*	195
117	Cash America International, Inc.	4,357
536	Cathay General Bancorp	9,594
408	Cedar Realty Trust, Inc. (REIT)	2,211
81	Center Bancorp, Inc.	917
205	CenterState Banks, Inc.	1,611
147	Central Pacific Financial Corp.*	2,171
23	Century Bancorp, Inc./MA, Class A	698
45	Charter Financial Corp./GA	438
95	Chatham Lodging Trust (REIT)	1,341
187	Chemical Financial Corp.	4,071
270	Chesapeake Lodging Trust (REIT)	5,095
44	CIFC Corp.*	301
83	Citizens & Northern Corp.	1,494
272	Citizens Republic Bancorp, Inc.*	5,105
265	Citizens, Inc./TX*	2,666
100	City Holding Co.	3,360
52	Clifton Savings Bancorp, Inc.	557
85	CNB Financial Corp./PA	1,347
1,443	CNO Financial Group, Inc.	13,131
237	CoBiz Financial, Inc.	1,664
598	Colonial Properties Trust (REIT)	12,199
281	Colony Financial, Inc. (REIT)	5,626
270	Columbia Banking System, Inc.	4,660
268	Community Bank System, Inc.	7,204
95	Community Trust Bancorp, Inc.	3,110
29	Consolidated-Tomoka Land Co.	917
70	Coresite Realty Corp. (REIT)	1,792
624	Cousins Properties, Inc. (REIT)	5,123
595	Cowen Group, Inc., Class A*	1,380
178	Crawford & Co., Class B	1,116
19	Crescent Financial Bancshares, Inc.*	96
456	CreXus Investment Corp. (REIT)	5,695
838	CubeSmart (REIT)	11,564
600	CVB Financial Corp.	6,096
1,191	CYS Investments, Inc. (REIT)	15,233
1,681	DCT Industrial Trust, Inc. (REIT)	10,506
65	DFC Global Corp.*	1,134
1,279	DiamondRock Hospitality Co. (REIT)	11,178
214	Dime Community Bancshares, Inc.	2,985
50	Donegal Group, Inc., Class A	692
874	Doral Financial Corp.*	594
154	Duff & Phelps Corp., Class A	1,870
221	DuPont Fabros Technology, Inc. (REIT)	5,103
370	Dynex Capital, Inc. (REIT)	3,626
118	Eagle Bancorp, Inc.*	2,299
45	Eastern Insurance Holdings, Inc.	758
12	EastGroup Properties, Inc. (REIT)	627
769	Education Realty Trust, Inc. (REIT)	7,928
31	EMC Insurance Group, Inc.	680
172	Employers Holdings, Inc.	3,284
57	Enstar Group Ltd.*	5,837
40	Enterprise Bancorp, Inc./MA	668
121	Enterprise Financial Services Corp.	1,600
319	EPR Properties (REIT)	14,467
373	Equity One, Inc. (REIT)	7,710
71	ESB Financial Corp.	897
61	ESSA Bancorp, Inc.	609
152	EverBank Financial Corp.	2,247
177	Evercore Partners, Inc., Class A	4,862
229	Excel Trust, Inc. (REIT)	2,725
102	EZCORP, Inc., Class A*	1,960
128	Farmers National Banc Corp.	783
65	FBL Financial Group, Inc., Class A	2,161
253	FBR & Co.*	848
68	Federal Agricultural Mortgage Corp., Class C	2,290
342	FelCor Lodging Trust, Inc. (REIT)*	1,436
66	Fidelity Southern Corp.*	593
81	Fidus Investment Corp.	1,377
624	Fifth Street Finance Corp.	6,727
94	Financial Institutions, Inc.	1,749
657	First American Financial Corp.	15,637
60	First Bancorp, Inc./ME	897
478	First BanCorp./Puerto Rico*	1,936
103	First Bancorp/NC	1,147
506	First Busey Corp.	2,323
153	First California Financial Group, Inc.*	1,215
716	First Commonwealth Financial Corp.	4,590
121	First Community Bancshares, Inc./VA	1,863
122	First Connecticut Bancorp, Inc./CT	1,663
66	First Defiance Financial Corp.	1,123
16	First Federal Bancshares of Arkansas, Inc.*	141
398	First Financial Bancorp	5,783
214	First Financial Bankshares, Inc.	8,327
76	First Financial Corp./IN	2,280
112	First Financial Holdings, Inc.	1,511
109	First Financial Northwest, Inc.*	823

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
669	First Industrial Realty Trust, Inc. (REIT)*	$8,831
111	First Interstate BancSystem, Inc.	1,696
396	First Marblehead Corp. (The)*	265
195	First Merchants Corp.	2,648
510	First Midwest Bancorp, Inc./IL	6,375
53	First of Long Island Corp. (The)	1,510
72	First Pactrust Bancorp, Inc.	850
347	First Potomac Realty Trust (REIT)	4,070
746	FirstMerit Corp.	10,504
210	Flushing Financial Corp.	3,142
950	FNB Corp./PA	10,260
18	FNB United Corp.*	204
236	Forestar Group, Inc.*	3,488
46	Fortegra Financial Corp.*	403
86	Fox Chase Bancorp, Inc.	1,345
97	Franklin Financial Corp./VA	1,621
493	Franklin Street Properties Corp. (REIT)	5,694
160	FXCM, Inc., Class A	1,602
101	Gain Capital Holdings, Inc.	447
86	German American Bancorp, Inc.	1,858
175	Getty Realty Corp. (REIT)	2,947
470	GFI Group, Inc.	1,311
490	Glacier Bancorp, Inc.	7,120
143	Gladstone Capital Corp.	1,177
74	Gladstone Commercial Corp. (REIT)	1,297
178	Gladstone Investment Corp.	1,250
95	Glimcher Realty Trust (REIT)	1,018
70	Global Indemnity plc*	1,541
107	Golub Capital BDC, Inc.	1,692
293	Government Properties Income Trust (REIT)	6,754
312	Gramercy Capital Corp./NY (REIT)*	911
69	Great Southern Bancorp, Inc.	1,739
138	Greenlight Capital Re Ltd., Class A*	3,192
131	GSV Capital Corp.*	1,048
518	Guaranty Bancorp*	958
91	Hallmark Financial Services*	743
519	Hancock Holding Co.	16,307
214	Hanmi Financial Corp.*	2,673
211	Harris & Harris Group, Inc.*	682
594	Healthcare Realty Trust, Inc. (REIT)	14,167
99	Heartland Financial USA, Inc.	2,591
360	Hercules Technology Growth Capital, Inc.	3,870
141	Heritage Commerce Corp.*	960
105	Heritage Financial Corp./WA	1,463
53	Heritage Financial Group, Inc.	696
137	Heritage Oaks Bancorp*	738
1,170	Hersha Hospitality Trust (REIT)	5,487
33	HFF, Inc., Class A*	489
95	Highwoods Properties, Inc. (REIT)	3,063
270	Hilltop Holdings, Inc.*	3,858
8	Hingham Institution for Savings	493
47	Home Bancorp, Inc.*	859
150	Home BancShares, Inc./AR	4,974
107	Home Federal Bancorp, Inc./ID	1,247
197	Home Loan Servicing Solutions Ltd.	3,851
42	Homeowners Choice, Inc.	874
60	HomeStreet, Inc.*	1,477
144	HomeTrust Bancshares, Inc.*	1,849
270	Horace Mann Educators Corp.	5,162
45	Horizon Bancorp/IN	857
53	Horizon Technology Finance Corp.	745
244	Hudson Pacific Properties, Inc. (REIT)	4,726
106	Hudson Valley Holding Corp.	1,668
201	Iberiabank Corp.	9,799
233	ICG Group, Inc.*	2,598
56	Independence Holding Co.	476
147	Independent Bank Corp./MA	4,219
80	Infinity Property & Casualty Corp.	4,378
285	Inland Real Estate Corp. (REIT)	2,271
363	International Bancshares Corp.	6,570
94	INTL FCStone, Inc.*	1,629
785	Invesco Mortgage Capital, Inc. (REIT)	16,618
264	Investment Technology Group, Inc.*	2,360
251	Investors Bancorp, Inc.	4,297
618	Investors Real Estate Trust (REIT)	5,247
8	Investors Title Co.	481
574	iStar Financial, Inc. (REIT)*	4,391
109	JMP Group, Inc.	572
28	Kansas City Life Insurance Co.	1,073
236	KBW, Inc.	4,071
151	KCAP Financial, Inc.	1,333
103	Kearny Financial Corp.	946
294	Kennedy-Wilson Holdings, Inc.	3,851
446	Kite Realty Group Trust (REIT)	2,382
1,237	Knight Capital Group, Inc., Class A*	4,169
201	Lakeland Bancorp, Inc.	1,920
111	Lakeland Financial Corp.	2,746
583	LaSalle Hotel Properties (REIT)	14,056
899	Lexington Realty Trust (REIT)	8,621
161	LTC Properties, Inc. (REIT)	5,268
341	Maiden Holdings Ltd.	3,062
175	Main Street Capital Corp.	5,364
138	MainSource Financial Group, Inc.	1,664
92	Manning & Napier, Inc.	1,151
56	Marlin Business Services Corp.	969
372	MB Financial, Inc.	7,232
522	MCG Capital Corp.	2,328
319	Meadowbrook Insurance Group, Inc.	1,774
122	Medallion Financial Corp.	1,442
923	Medical Properties Trust, Inc. (REIT)	10,771
157	Medley Capital Corp.	2,140
59	Mercantile Bank Corp.	854
35	Merchants Bancshares, Inc.	972
53	Meridian Interstate Bancorp, Inc.*	872
96	Metro Bancorp, Inc.*	1,231
108	MetroCorp Bancshares, Inc.*	1,050
1,283	MGIC Investment Corp.*	2,245
36	MicroFinancial, Inc.	262
37	Middleburg Financial Corp.	623
57	MidSouth Bancorp, Inc.	821
46	MidWestOne Financial Group, Inc.	946
124	Mission West Properties, Inc. (REIT)	1,133
151	Monmouth Real Estate Investment Corp., Class A (REIT)	1,586
298	Montpelier Re Holdings Ltd.	6,523
163	MVC Capital, Inc.	1,943
29	NASB Financial, Inc.*	628
47	National Bankshares, Inc.	1,467
276	National Financial Partners Corp.*	4,584
42	National Interstate Corp.	1,103
840	National Penn Bancshares, Inc.	7,955
15	National Western Life Insurance Co., Class A	2,265
39	Navigators Group, Inc. (The)*	2,044
226	NBT Bancorp, Inc.	4,468
163	Nelnet, Inc., Class A	4,660
112	New Mountain Finance Corp.	1,700

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
337	New York Mortgage Trust, Inc. (REIT)	$2,261
178	NewStar Financial, Inc.*	2,245
147	NGP Capital Resources Co.	1,058
68	Nicholas Financial, Inc.	867
100	Northfield Bancorp, Inc./NJ	1,527
44	Northrim BanCorp, Inc.	977
908	NorthStar Realty Finance Corp. (REIT)	6,111
664	Northwest Bancshares, Inc.	7,922
98	OceanFirst Financial Corp.	1,344
688	Ocwen Financial Corp.*	24,672
690	Old National Bancorp/IN	8,101
76	OmniAmerican Bancorp, Inc.*	1,728
78	One Liberty Properties, Inc. (REIT)	1,522
154	OneBeacon Insurance Group Ltd., Class A	2,076
70	Oppenheimer Holdings, Inc., Class A	1,128
277	Oriental Financial Group, Inc.	3,335
202	Oritani Financial Corp.	2,949
27	Pacific Capital Bancorp*	1,241
124	Pacific Continental Corp.	1,125
73	Pacific Mercantile Bancorp*	450
206	PacWest Bancorp	5,131
77	Park National Corp.	4,858
303	Park Sterling Corp.*	1,591
108	Parkway Properties, Inc./MD (REIT)	1,452
60	Peapack Gladstone Financial Corp.	830
391	Pebblebrook Hotel Trust (REIT)	8,152
446	PennantPark Investment Corp.	4,803
24	Penns Woods Bancorp, Inc.	925
381	Pennsylvania Real Estate Investment Trust (REIT)	6,347
401	PennyMac Mortgage Investment Trust (REIT)	9,885
73	Peoples Bancorp, Inc./OH	1,475
41	Peoples Federal Bancshares, Inc.	715
386	PHH Corp.*	8,457
40	Phoenix Cos., Inc. (The)*	967
155	PICO Holdings, Inc.*	2,806
235	Pinnacle Financial Partners, Inc.*	4,472
103	Piper Jaffray Cos.*	2,922
223	Platinum Underwriters Holdings Ltd.	9,928
102	Potlatch Corp. (REIT)	3,973
80	Preferred Bank/CA*	1,084
147	Presidential Life Corp.	2,059
320	Primerica, Inc.	9,162
411	PrivateBancorp, Inc.	6,736
1,011	Prospect Capital Corp.	10,646
323	Prosperity Bancshares, Inc.	13,285
66	Provident Financial Holdings, Inc.	1,053
410	Provident Financial Services, Inc.	5,941
269	Provident New York Bancorp	2,437
21	PS Business Parks, Inc. (REIT)	1,354
22	Pzena Investment Management, Inc., Class A	122
907	Radian Group, Inc.	3,973
340	RAIT Financial Trust (REIT)	1,887
313	Ramco-Gershenson Properties Trust (REIT)	4,188
538	Redwood Trust, Inc. (REIT)	8,995
171	Renasant Corp.	3,150
68	Republic Bancorp, Inc./KY, Class A	1,392
82	Resource America, Inc., Class A	563
677	Resource Capital Corp. (REIT)	4,008
343	Retail Opportunity Investments Corp. (REIT)	4,353
144	RLI Corp.	9,279
726	RLJ Lodging Trust (REIT)	13,496
195	Rockville Financial, Inc.	2,531
50	Roma Financial Corp.	423
151	Rouse Properties, Inc. (REIT)	2,265
197	S&T Bancorp, Inc.	3,343
83	S.Y. Bancorp, Inc.	1,837
252	Sabra Health Care REIT, Inc. (REIT)	5,468
142	Safeguard Scientifics, Inc.*	2,006
86	Safety Insurance Group, Inc.	3,861
164	Sandy Spring Bancorp, Inc.	3,090
103	SCBT Financial Corp.	3,991
135	SeaBright Holdings, Inc.	1,492
500	Seacoast Banking Corp. of Florida*	780
63	Select Income REIT (REIT)	1,574
373	Selective Insurance Group, Inc.	6,968
72	SI Financial Group, Inc.	795
82	Sierra Bancorp	862
116	Simmons First National Corp., Class A	2,762
62	Simplicity Bancorp, Inc.	876
263	Solar Capital Ltd.	6,023
65	Solar Senior Capital Ltd.	1,180
118	Southside Bancshares, Inc.	2,470
132	Southwest Bancorp, Inc./OK*	1,439
17	Sovran Self Storage, Inc. (REIT)	1,050
212	STAG Industrial, Inc. (REIT)	3,996
921	Starwood Property Trust, Inc. (REIT)	21,054
86	State Auto Financial Corp.	1,249
216	State Bank Financial Corp.	3,400
157	StellarOne Corp.	2,025
210	Sterling Bancorp/NY	1,953
182	Sterling Financial Corp./WA	3,744
125	Stewart Information Services Corp.	3,413
186	Stifel Financial Corp.*	5,658
188	Strategic Hotels & Resorts, Inc. (REIT)*	1,171
66	Suffolk Bancorp*	823
290	Summit Hotel Properties, Inc. (REIT)	2,546
271	Sun Bancorp, Inc./NJ*	886
931	Sunstone Hotel Investors, Inc. (REIT)*	9,608
1,279	Susquehanna Bancshares, Inc.	13,148
199	SWS Group, Inc.*	955
527	Symetra Financial Corp.	6,445
111	Taylor Capital Group, Inc.*	1,954
39	TCP Capital Corp.	585
91	Terreno Realty Corp. (REIT)	1,360
75	Territorial Bancorp, Inc.	1,706
35	Texas Capital Bancshares, Inc.*	1,576
102	THL Credit, Inc.	1,479
219	Thomas Properties Group, Inc.	1,194
281	TICC Capital Corp.	2,816
75	Tompkins Financial Corp.	2,924
109	Tower Group, Inc.	1,842
179	TowneBank/VA	2,705
16	Tree.com, Inc.*	271
186	Triangle Capital Corp.	4,747
109	Trico Bancshares	1,731
638	TrustCo Bank Corp NY	3,362
441	Trustmark Corp.	9,799
1,901	Two Harbors Investment Corp. (REIT)	21,519
220	UMB Financial Corp.	9,324
73	UMH Properties, Inc. (REIT)	740
762	Umpqua Holdings Corp.	8,885

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
138	Union First Market Bankshares Corp.	$2,110
342	United Bankshares, Inc./WV	8,447
284	United Community Banks, Inc./GA*	2,465
106	United Financial Bancorp, Inc.	1,648
137	United Fire Group, Inc.	2,840
31	Universal Health Realty Income Trust (REIT)	1,511
112	Universal Insurance Holdings, Inc.	514
114	Univest Corp. of Pennsylvania	1,918
40	Urstadt Biddle Properties, Inc., Class A (REIT)	752
229	ViewPoint Financial Group, Inc.	4,683
182	Virginia Commerce Bancorp, Inc.*	1,578
19	Virtus Investment Partners, Inc.*	2,182
77	Walker & Dunlop, Inc.*	1,267
243	Walter Investment Management Corp.*	10,274
105	Washington Banking Co.	1,407
309	Washington Real Estate Investment Trust (REIT)	8,009
98	Washington Trust Bancorp, Inc.	2,472
50	Waterstone Financial, Inc.*	278
491	Webster Financial Corp.	10,223
159	WesBanco, Inc.	3,357
106	West Bancorp., Inc.	1,071
131	West Coast Bancorp/OR	2,857
85	Westamerica Bancorp.	3,618
496	Western Alliance Bancorp.*	5,039
127	Western Asset Mortgage Capital Corp. (REIT)	2,620
166	Westfield Financial, Inc.	1,157
94	Whitestone REIT (REIT)	1,321
421	Wilshire Bancorp, Inc.*	2,438
198	Winthrop Realty Trust (REIT)	2,220
247	Wintrust Financial Corp.	9,087
52	WSFS Financial Corp.	2,257
		1,499,347
	Health Care — 2.0%

481	Affymetrix, Inc.*	1,602
65	Agenus, Inc.*	281
56	Almost Family, Inc.*	1,111
372	Alphatec Holdings, Inc.*	636
30	AMAG Pharmaceuticals, Inc.*	451
205	Amedisys, Inc.*	2,146
125	AMN Healthcare Services, Inc.*	1,366
145	Amsurg Corp.*	4,063
167	AngioDynamics, Inc.*	1,760
170	Arena Pharmaceuticals, Inc.*	1,506
33	ArthroCare Corp.*	1,105
132	Assisted Living Concepts, Inc., Class A	1,143
634	Astex Pharmaceuticals, Inc.*	1,763
74	AVANIR Pharmaceuticals, Inc., Class A*	195
20	AVEO Pharmaceuticals, Inc.*	130
217	BioScrip, Inc.*	2,235
97	Cambrex Corp.*	1,064
26	Capital Senior Living Corp.*	463
42	Cerus Corp.*	136
79	Chindex International, Inc.*	810
178	Codexis, Inc.*	381
193	CONMED Corp.	5,333
58	Cornerstone Therapeutics, Inc.*	301
185	Cross Country Healthcare, Inc.*	742
188	CryoLife, Inc.	1,117
36	Cumberland Pharmaceuticals, Inc.*	161
123	Curis, Inc.*	412
33	Cynosure, Inc., Class A*	743
78	Cytori Therapeutics, Inc.*	327
60	Derma Sciences, Inc.*	683
11	Durata Therapeutics, Inc.*	100
139	Dynavax Technologies Corp.*	395
140	Emergent Biosolutions, Inc.*	2,103
45	Ensign Group, Inc. (The)	1,161
287	Enzon Pharmaceuticals, Inc.*	2,003
8	Epocrates, Inc.*	81
45	Exactech, Inc.*	765
161	ExamWorks Group, Inc.*	1,985
289	Five Star Quality Care, Inc.*	1,422
207	Gentiva Health Services, Inc.*	2,132
899	Geron Corp.*	1,286
18	Globus Medical, Inc., Class A*	240
161	Greatbatch, Inc.*	3,635
12	Greenway Medical Technologies, Inc.*	233
28	GTx, Inc.*	111
232	Hanger, Inc.*	6,058
157	Harvard Bioscience, Inc.*	619
101	HealthSouth Corp.*	2,221
227	Healthways, Inc.*	2,456
45	Hi-Tech Pharmacal Co., Inc.*	1,359
109	Horizon Pharma, Inc.*	282
5	Hyperion Therapeutics, Inc.*	53
8	ICU Medical, Inc.*	471
71	Idenix Pharmaceuticals, Inc.*	364
126	Immunogen, Inc.*	1,599
57	Integra LifeSciences Holdings Corp.*	2,209
196	InterMune, Inc.*	1,795
217	Invacare Corp.	3,066
360	Kindred Healthcare, Inc.*	3,906
109	Lannett Co., Inc.*	541
820	Lexicon Pharmaceuticals, Inc.*	1,410
103	LHC Group, Inc.*	1,996
176	Magellan Health Services, Inc.*	9,131
189	Maxygen, Inc.	495
264	MedAssets, Inc.*	4,250
92	Merge Healthcare, Inc.*	301
270	Merit Medical Systems, Inc.*	3,748
187	Molina Healthcare, Inc.*	5,206
196	Momenta Pharmaceuticals, Inc.*	2,097
72	National Healthcare Corp.	3,221
78	Natus Medical, Inc.*	883
226	Nektar Therapeutics*	1,476
196	NPS Pharmaceuticals, Inc.*	2,005
221	NuVasive, Inc.*	3,209
202	Omnicell, Inc.*	3,085
25	Orthofix International N.V.*	931
63	Owens & Minor, Inc.	1,725
252	Pacific Biosciences of California, Inc.*	423
133	Palomar Medical Technologies, Inc.*	1,206
62	PDI, Inc.*	405
129	PDL BioPharma, Inc.	1,019
201	PharMerica Corp.*	2,902
14	PhotoMedex, Inc.*	194
67	Providence Service Corp. (The)*	933
21	Repligen Corp.*	135
107	Rigel Pharmaceuticals, Inc.*	888
9	Rochester Medical Corp.*	100
7	Rockwell Medical Technologies, Inc.*	51
356	RTI Biologics, Inc.*	1,591

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
238	Select Medical Holdings Corp.*	$2,628
186	Sequenom, Inc.*	906
9	Skilled Healthcare Group, Inc., Class A*	60
466	Solta Medical, Inc.*	1,165
103	STERIS Corp.	3,519
174	Sun Healthcare Group, Inc.*	1,472
78	Sunrise Senior Living, Inc.*	1,126
23	Supernus Pharmaceuticals, Inc.*	184
67	SurModics, Inc.*	1,349
172	Symmetry Medical, Inc.*	1,677
185	Targacept, Inc.*	794
6	TESARO, Inc.*	111
31	Tornier N.V.*	503
76	Transcept Pharmaceuticals, Inc.*	410
132	Triple-S Management Corp., Class B*	2,303
256	Universal American Corp.	2,122
29	Vanguard Health Systems, Inc.*	307
44	Vical, Inc.*	138
475	ViroPharma, Inc.*	11,775
28	Vocera Communications, Inc.*	689
152	WellCare Health Plans, Inc.*	7,337
83	West Pharmaceutical Services, Inc.	4,484
268	Wright Medical Group, Inc.*	5,660
41	XenoPort, Inc.*	322
65	XOMA Corp.*	198
21	Young Innovations, Inc.	760
68	ZELTIQ Aesthetics, Inc.*	322
		186,154
	Industrials — 5.7%

192	A. O. Smith Corp.	12,086
4	A.T. Cross Co., Class A*	39
274	AAR Corp.	4,209
366	ABM Industries, Inc.	6,983
416	ACCO Brands Corp.*	2,804
322	Accuride Corp.*	989
140	Aceto Corp.	1,396
400	Actuant Corp., Class A	11,508
230	Aegion Corp.*	4,743
47	Aerovironment, Inc.*	959
362	Air Transport Services Group, Inc.*	1,372
400	Aircastle Ltd.	4,548
47	Alamo Group, Inc.	1,557
26	Alaska Air Group, Inc.*	1,112
188	Albany International Corp., Class A	4,044
83	Altra Holdings, Inc.	1,561
59	Amerco, Inc.	7,081
33	Ameresco, Inc., Class A*	310
64	American Railcar Industries, Inc.*	1,967
206	American Reprographics Co.*	519
47	American Science & Engineering, Inc.	3,002
239	American Superconductor Corp.*	664
55	American Woodmark Corp.*	1,563
58	Ampco-Pittsburgh Corp.	1,086
220	API Technologies Corp.*	579
193	Apogee Enterprises, Inc.	4,424
23	Applied Industrial Technologies, Inc.	921
52	Argan, Inc.	968
173	Arkansas Best Corp.	1,432
108	Asset Acceptance Capital Corp.*	610
67	Asta Funding, Inc.	619
137	Astec Industries, Inc.	3,966
180	Atlas Air Worldwide Holdings, Inc.*	7,790
369	Barnes Group, Inc.	7,782
34	Belden, Inc.	1,281
134	BlueLinx Holdings, Inc.*	307
334	Brady Corp., Class A	10,668
331	Briggs & Stratton Corp.	6,716
53	CAI International, Inc.*	1,060
59	Cascade Corp.	3,833
239	Casella Waste Systems, Inc., Class A*	1,056
259	CBIZ, Inc.*	1,505
78	CDI Corp.	1,289
8	Ceco Environmental Corp.	75
367	Cenveo, Inc.*	859
110	CIRCOR International, Inc.	3,975
132	Columbus McKinnon Corp.*	1,975
180	Comfort Systems USA, Inc.	1,946
7	Compx International, Inc.	92
54	Consolidated Graphics, Inc.*	1,838
66	Courier Corp.	746
71	CRA International, Inc.*	1,255
50	Cubic Corp.	2,448
319	Curtiss-Wright Corp.	10,122
114	Deluxe Corp.	3,283
76	DigitalGlobe, Inc.*	1,895
208	Dolan Co. (The)*	713
151	Douglas Dynamics, Inc.	2,171
29	Dycom Industries, Inc.*	521
58	Dynamic Materials Corp.	811
42	Eastern Co. (The)	620
77	Edgen Group, Inc.*	535
454	EMCOR Group, Inc.	14,914
31	Encore Capital Group, Inc.*	824
113	Encore Wire Corp.	3,541
299	Energy Recovery, Inc.*	933
394	EnergySolutions, Inc.*	1,288
104	EnerNOC, Inc.*	1,174
208	EnerSys*	7,247
178	Ennis, Inc.	2,709
12	Enphase Energy, Inc.*	33
67	EnPro Industries, Inc.*	2,632
124	ESCO Technologies, Inc.	4,551
209	Esterline Technologies Corp.*	12,778
382	Federal Signal Corp.*	2,246
257	Flow International Corp.*	810
28	Franklin Covey Co.*	345
8	Franklin Electric Co., Inc.	476
81	FreightCar America, Inc.	1,703
286	FTI Consulting, Inc.*	8,840
764	FuelCell Energy, Inc.*	657
254	Furmanite Corp.*	1,125
128	G&K Services, Inc., Class A	4,339
213	Genco Shipping & Trading Ltd.*	571
84	GenCorp, Inc.*	773
91	Generac Holdings, Inc.	2,969
418	Geo Group, Inc. (The)	11,788
103	GeoEye, Inc.*	3,148
208	Gibraltar Industries, Inc.*	2,885
117	Global Power Equipment Group, Inc.	1,757
9	GP Strategies Corp.*	180
263	Granite Construction, Inc.	8,048
358	Great Lakes Dredge & Dock Corp.	3,161
156	Greenbrier Cos., Inc.*	2,981
310	Griffon Corp.	3,218
87	H&E Equipment Services, Inc.	1,353
79	Hardinge, Inc.	758
158	Hawaiian Holdings, Inc.*	986
74	Heartland Express, Inc.	1,016
122	Heidrick & Struggles International, Inc.	1,603

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
145	Hill International, Inc.*	$505
17	HNI Corp.	506
78	Houston Wire & Cable Co.	875
226	Hudson Global, Inc.*	992
44	Hurco Cos., Inc.*	1,056
75	Hyster-Yale Materials Handling, Inc.	3,111
136	ICF International, Inc.*	2,940
53	II-VI, Inc.*	907
113	Insteel Industries, Inc.	1,351
37	International Shipholding Corp.	610
21	Intersections, Inc.	194
1,590	JetBlue Airways Corp.*	8,173
79	Kadant, Inc.*	1,916
218	Kaydon Corp.	5,021
182	Kelly Services, Inc., Class A	2,486
97	KEYW Holding Corp. (The)*	1,247
17	Kforce, Inc.*	219
222	Kimball International, Inc., Class B	2,771
99	Knoll, Inc.	1,422
325	Korn/Ferry International*	4,687
273	Kratos Defense & Security Solutions, Inc.*	1,215
62	L.B. Foster Co., Class A	2,570
135	Layne Christensen Co.*	3,104
54	LMI Aerospace, Inc.*	1,071
133	LSI Industries, Inc.	907
116	Lydall, Inc.*	1,518
106	Marten Transport Ltd.	2,006
82	McGrath RentCorp	2,298
502	Meritor, Inc.*	2,149
273	Metalico, Inc.*	456
92	Met-Pro Corp.	820
59	Michael Baker Corp.	1,148
75	Miller Industries, Inc.	1,073
260	Mobile Mini, Inc.*	5,190
273	Moog, Inc., Class A*	10,035
113	Mueller Industries, Inc.	5,397
370	Mueller Water Products, Inc., Class A	2,065
86	Multi-Color Corp.	1,933
63	MYR Group, Inc.*	1,351
29	National Presto Industries, Inc.	2,226
353	Navigant Consulting, Inc.*	3,675
123	NCI Building Systems, Inc.*	1,610
45	NL Industries, Inc.	482
116	NN, Inc.*	942
64	Northwest Pipe Co.*	1,318
401	Orbital Sciences Corp.*	5,249
185	Orion Marine Group, Inc.*	1,314
211	Pacer International, Inc.*	732
3	Park-Ohio Holdings Corp.*	63
43	Patriot Transportation Holding, Inc.*	1,112
1,054	Pendrell Corp.*	1,149
27	Performant Financial Corp.*	261
67	PGT, Inc.*	294
117	Pike Electric Corp.*	1,158
141	PMFG, Inc.*	977
35	Powell Industries, Inc.*	1,401
14	Preformed Line Products Co.	786
149	Primoris Services Corp.	2,158
171	Quad/Graphics, Inc.	2,770
91	Quality Distribution, Inc.*	609
250	Quanex Building Products Corp.	5,230
114	Rand Logistics, Inc.*	732
149	Republic Airways Holdings, Inc.*	866
289	Resources Connection, Inc.	3,355
153	Rexnord Corp.*	3,271
41	Roadrunner Transportation Systems, Inc.*	738
155	Robbins & Myers, Inc.	9,207
12	RPX Corp.*	109
226	Rush Enterprises, Inc., Class A*	4,328
89	Saia, Inc.*	1,928
81	Schawk, Inc.	973
2	Seaboard Corp.*	4,721
65	SeaCube Container Leasing Ltd.	1,194
10	SIFCO Industries, Inc.	153
244	Simpson Manufacturing Co., Inc.	7,981
324	SkyWest, Inc.	3,755
66	Standex International Corp.	3,251
446	Steelcase, Inc., Class A	5,191
100	Sterling Construction Co., Inc.*	923
767	Swisher Hygiene, Inc.*	1,097
265	Sykes Enterprises, Inc.*	3,885
24	Sypris Solutions, Inc.	98
99	TAL International Group, Inc.	3,371
163	Teledyne Technologies, Inc.*	10,269
80	Tetra Tech, Inc.*	2,061
44	TMS International Corp., Class A*	484
16	TRC Cos., Inc.*	85
17	Trimas Corp.*	440
74	TrueBlue, Inc.*	1,055
243	Tutor Perini Corp.*	3,125
58	Twin Disc, Inc.	989
99	UniFirst Corp.	6,986
261	United Stationers, Inc.	8,010
134	Universal Forest Products, Inc.	5,046
37	Universal Truckload Services, Inc.	574
47	US Ecology, Inc.	1,027
138	Viad Corp.	3,102
110	Vicor Corp.*	589
28	VSE Corp.	645
18	WageWorks, Inc.*	332
191	Watts Water Technologies, Inc., Class A	7,810
42	Werner Enterprises, Inc.	911
90	Wesco Aircraft Holdings, Inc.*	1,148
37	Willis Lease Finance Corp.*	530
31	Zipcar, Inc.*	252
		528,556
	Information Technology — 5.3%

378	Accelrys, Inc.*	3,330
21	Actuate Corp.*	112
523	Acxiom Corp.*	9,252
270	Advanced Energy Industries, Inc.*	3,453
135	Aeroflex Holding Corp.*	875
100	Agilysys, Inc.*	816
117	Alpha & Omega Semiconductor Ltd.*	1,018
503	Amkor Technology, Inc.*	2,138
479	ANADIGICS, Inc.*	867
82	Anaren, Inc.*	1,598
75	Anixter International, Inc.	4,581
423	Applied Micro Circuits Corp.*	2,889
669	Arris Group, Inc.*	9,346
36	Aspen Technology, Inc.*	936
204	ATMI, Inc.*	4,064
34	Audience, Inc.*	294
3	AVG Technologies NV*	41
417	Aviat Networks, Inc.*	1,147
203	Avid Technology, Inc.*	1,326
11	Aware, Inc.	74
732	Axcelis Technologies, Inc.*	725

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
220	AXT, Inc.*	$620
38	Bankrate, Inc.*	457
4	Bazaarvoice, Inc.*	39
72	Bel Fuse, Inc., Class B	1,144
392	Benchmark Electronics, Inc.*	6,092
119	Black Box Corp.	2,933
231	Blucora, Inc.*	3,407
169	Bottomline Technologies, Inc.*	4,142
2	Brightcove, Inc.*	19
451	Brooks Automation, Inc.	3,473
142	CACI International, Inc., Class A*	7,263
175	Calix, Inc.*	1,291
39	CEVA, Inc.*	589
275	Checkpoint Systems, Inc.*	2,379
496	CIBER, Inc.*	1,508
165	Ciena Corp.*	2,455
114	Coherent, Inc.*	5,272
166	Cohu, Inc.	1,610
24	Computer Task Group, Inc.*	438
122	Comtech Telecommunications Corp.	3,118
794	Convergys Corp.	12,394
98	CSG Systems International, Inc.*	1,821
232	CTS Corp.	2,055
146	Cymer, Inc.*	12,804
186	Daktronics, Inc.	1,946
31	DealerTrack Holdings, Inc.*	834
52	Demand Media, Inc.*	463
2	Demandware, Inc.*	55
175	Digi International, Inc.*	1,706
251	Digital River, Inc.*	3,667
242	Diodes, Inc.*	3,664
149	DSP Group, Inc.*	882
9	E2open, Inc.*	127
723	EarthLink, Inc.	4,772
48	Ebix, Inc.	807
120	Echelon Corp.*	359
115	Electro Rent Corp.	1,807
156	Electro Scientific Industries, Inc.	1,691
291	Electronics for Imaging, Inc.*	5,343
17	Eloqua, Inc.*	307
591	Emulex Corp.*	4,344
934	Entegris, Inc.*	8,369
599	Entropic Communications, Inc.*	3,109
38	Envivio, Inc.*	62
198	EPIQ Systems, Inc.	2,374
27	ePlus, Inc.*	1,092
345	Euronet Worldwide, Inc.*	7,680
12	Exa Corp.*	149
220	Exar Corp.*	1,804
150	Fabrinet*	1,863
16	FEI Co.	880
621	Finisar Corp.*	8,427
410	First Solar, Inc.*	11,066
338	FormFactor, Inc.*	1,497
36	Globecomm Systems, Inc.*	428
23	Glu Mobile, Inc.*	66
188	GSI Group, Inc.*	1,427
140	GSI Technology, Inc.*	790
122	GT Advanced Technologies, Inc.*	411
800	Harmonic, Inc.*	3,664
210	Imation Corp.*	899
13	Immersion Corp.*	85
75	Infinera Corp.*	418
3	Infoblox, Inc.*	57
95	Inphi Corp.*	741
302	Insight Enterprises, Inc.*	5,116
968	Integrated Device Technology, Inc.*	6,069
186	Integrated Silicon Solution, Inc.*	1,629
356	Intermec, Inc.*	2,688
178	Internap Network Services Corp.*	1,063
471	International Rectifier Corp.*	8,045
867	Intersil Corp., Class A	6,182
158	Intevac, Inc.*	747
248	IntraLinks Holdings, Inc.*	1,634
26	Ipass, Inc.*	48
167	IXYS Corp.	1,353
54	j2 Global, Inc.	1,633
224	JDA Software Group, Inc.*	10,004
306	Kemet Corp.*	1,352
59	Key Tronic Corp.*	598
107	Keynote Systems, Inc.	1,456
411	KIT Digital, Inc.*	310
455	Kopin Corp.*	1,461
15	KVH Industries, Inc.*	190
803	Lattice Semiconductor Corp.*	3,180
409	Limelight Networks, Inc.*	793
14	Littelfuse, Inc.	808
4	Loral Space & Communications, Inc.	340
334	LTX-Credence Corp.*	1,897
34	M/A-COM Technology Solutions Holdings, Inc.*	480
157	Mantech International Corp., Class A	3,922
154	Marchex, Inc., Class B	641
23	Market Leader, Inc.*	153
4	Mattersight Corp.*	20
398	Mattson Technology, Inc.*	338
124	MaxLinear, Inc., Class A*	666
12	Measurement Specialties, Inc.*	373
107	MeetMe, Inc.*	376
1,224	MEMC Electronic Materials, Inc.*	3,586
292	Mentor Graphics Corp.*	4,360
211	Mercury Systems, Inc.*	1,855
252	Methode Electronics, Inc.	2,276
4	Millennial Media, Inc.*	55
246	Mindspeed Technologies, Inc.*	893
75	MIPS Technologies, Inc.*	565
358	MKS Instruments, Inc.	8,681
269	ModusLink Global Solutions, Inc.*	896
105	MoneyGram International, Inc.*	1,261
825	Monster Worldwide, Inc.*	4,488
229	MoSys, Inc.*	733
47	Multi-Fineline Electronix, Inc.*	803
160	Nanometrics, Inc.*	2,314
133	NeoPhotonics Corp.*	714
143	NETGEAR, Inc.*	4,985
260	Newport Corp.*	3,312
497	Oclaro, Inc.*	914
458	OCZ Technology Group, Inc.*	765
356	OmniVision Technologies, Inc.*	5,376
130	Oplink Communications, Inc.*	2,015
142	Park Electrochemical Corp.	3,461
61	PC Connection, Inc.	647
126	PC-Tel, Inc.	814
28	Peregrine Semiconductor Corp.*	474
50	Perficient, Inc.*	544
161	Pericom Semiconductor Corp.*	1,211
84	Pervasive Software, Inc.*	739
411	Photronics, Inc.*	2,117
192	Plantronics, Inc.	6,457
134	Plexus Corp.*	3,102
22	PLX Technology, Inc.*	101
457	Power-One, Inc.*	1,897

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
428	Progress Software Corp.*	$8,607
2	Proofpoint, Inc.*	22
4	QAD, Inc., Class A*	53
501	QLogic Corp.*	4,749
1,499	Quantum Corp.*	1,799
37	QuickLogic Corp.*	76
222	QuinStreet, Inc.*	1,387
156	Radisys Corp.*	351
697	Rambus, Inc.*	3,408
42	RealD, Inc.*	443
149	RealNetworks, Inc.*	1,083
1,660	RF Micro Devices, Inc.*	7,171
88	Richardson Electronics Ltd.	964
194	Rofin-Sinar Technologies, Inc.*	4,103
64	Rogers Corp.*	2,843
37	Rosetta Stone, Inc.*	473
116	Rubicon Technology, Inc.*	745
219	Rudolph Technologies, Inc.*	2,422
555	Sanmina Corp.*	5,228
93	Sapiens International Corp. NV*	345
188	ScanSource, Inc.*	5,555
195	Seachange International, Inc.*	1,804
40	ShoreTel, Inc.*	173
224	Sigma Designs, Inc.*	1,288
206	Silicon Graphics International Corp.*	1,728
93	Silicon Image, Inc.*	433
1,320	Sonus Networks, Inc.*	2,204
328	Spansion, Inc., Class A*	3,844
167	SS&C Technologies Holdings, Inc.*	3,940
241	STEC, Inc.*	1,183
206	STR Holdings, Inc.*	488
146	SunPower Corp.*	672
21	Super Micro Computer, Inc.*	196
70	Supertex, Inc.*	1,273
99	Support.com, Inc.*	436
140	Sycamore Networks, Inc.	377
283	Symmetricom, Inc.*	1,684
2	Synacor, Inc.*	13
179	SYNNEX Corp.*	5,911
105	TechTarget, Inc.*	570
113	TeleNav, Inc.*	914
156	TeleTech Holdings, Inc.*	2,655
2,492	Tellabs, Inc.	8,872
45	Telular Corp.	451
18	Tessco Technologies, Inc.	392
353	Tessera Technologies, Inc.	5,736
424	TiVo, Inc.*	4,961
1,147	TriQuint Semiconductor, Inc.*	5,804
362	TTM Technologies, Inc.*	3,265
158	Ultra Clean Holdings*	762
146	Unisys Corp.*	2,523
617	United Online, Inc.	3,529
36	Unwired Planet, Inc.*	49
204	ValueClick, Inc.*	3,849
106	VASCO Data Security International, Inc.*	796
197	Veeco Instruments, Inc.*	5,607
26	Viasystems Group, Inc.*	305
84	Vishay Precision Group, Inc.*	1,025
345	WebMD Health Corp.*	4,847
331	Westell Technologies, Inc., Class A*	645
90	Zygo Corp.*	1,331
		492,675
	Materials — 2.5%

201	A. Schulman, Inc.	5,262
114	A.M. Castle & Co.*	1,455
629	AK Steel Holding Corp.	2,522
10	AMCOL International Corp.	302
684	Boise, Inc.	5,609
112	Buckeye Technologies, Inc.	3,105
61	Calgon Carbon Corp.*	826
350	Century Aluminum Co.*	2,719
43	Chase Corp.	742
205	Chemtura Corp.*	4,166
32	Clearwater Paper Corp.*	1,272
360	Coeur d’Alene Mines Corp.*	8,374
589	Ferro Corp.*	1,690
131	FutureFuel Corp.	1,487
387	General Moly, Inc.*	1,451
86	Georgia Gulf Corp.	3,944
389	Globe Specialty Metals, Inc.	5,391
312	Gold Reserve, Inc.*	1,030
225	Golden Minerals Co.*	898
1,762	Golden Star Resources Ltd.*	3,207
1,140	Graphic Packaging Holding Co.*	7,399
4	Handy & Harman Ltd.*	56
15	Haynes International, Inc.	698
1,942	Hecla Mining Co.	11,264
298	Horsehead Holding Corp.*	2,771
138	Innospec, Inc.*	4,392
131	Kaiser Aluminum Corp.	7,974
275	KapStone Paper and Packaging Corp.*	6,028
219	Kraton Performance Polymers, Inc.*	5,144
131	Landec Corp.*	1,318
936	Louisiana-Pacific Corp.*	16,305
54	LSB Industries, Inc.*	1,805
127	Materion Corp.	2,603
1,476	McEwen Mining, Inc.*	5,461
60	Metals USA Holdings Corp.	938
121	Minerals Technologies, Inc.	8,954
43	Neenah Paper, Inc.	1,207
171	Olin Corp.	3,545
62	Olympic Steel, Inc.	1,226
220	OM Group, Inc.*	4,393
242	P. H. Glatfelter Co.	4,112
130	PolyOne Corp.	2,618
63	Quaker Chemical Corp.	3,067
551	Resolute Forest Products*	6,452
174	Revett Minerals, Inc.*	578
206	RTI International Metals, Inc.*	5,109
172	Schnitzer Steel Industries, Inc., Class A	4,849
55	Schweitzer-Mauduit International, Inc.	2,061
340	Sensient Technologies Corp.	12,308
210	Spartech Corp.*	1,865
3	Stepan Co.	300
788	Stillwater Mining Co.*	9,046
140	SunCoke Energy, Inc.*	2,275
154	Texas Industries, Inc.*	7,149
24	TPC Group, Inc.*	1,153
164	Tredegar Corp.	3,091
37	UFP Technologies, Inc.*	615
1	United States Lime & Minerals, Inc.*	44
47	Universal Stainless & Alloy*	1,622
396	Vista Gold Corp.*	1,172
15	Wausau Paper Corp.	126
356	Worthington Industries, Inc.	8,387
88	Zep, Inc.	1,091
187	Zoltek Cos., Inc.*	1,318
		229,341

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 0.3%

173	Cbeyond, Inc.*	$1,285
859	Cincinnati Bell, Inc.*	4,578
96	Consolidated Communications Holdings, Inc.	1,444
20	Fairpoint Communications, Inc.*	150
70	Hawaiian Telcom Holdco, Inc.*	1,256
7	IDT Corp., Class B	64
17	inContact, Inc.*	88
291	Iridium Communications, Inc.*	1,795
273	Leap Wireless International, Inc.*	1,775
32	magicJack VocalTec Ltd.*	551
191	Neutral Tandem, Inc.	514
123	ORBCOMM, Inc.*	416
262	Premiere Global Services, Inc.*	2,224
162	Shenandoah Telecommunications Co.	2,252
151	USA Mobility, Inc.	1,746
1,083	Vonage Holdings Corp.*	2,632
		22,770
	Utilities — 3.0%

260	ALLETE, Inc.	10,195
17	American DG Energy, Inc.*	35
115	American States Water Co.	5,233
51	Artesian Resources Corp., Class A	1,059
707	Atlantic Power Corp.	8,343
399	Avista Corp.	9,460
300	Black Hills Corp.	10,707
6	Cadiz, Inc.*	51
143	California Water Service Group	2,574
102	CH Energy Group, Inc.	6,651
65	Chesapeake Utilities Corp.	2,925
415	Cleco Corp.	16,720
21	Connecticut Water Service, Inc.	648
99	Consolidated Water Co., Ltd.	769
46	Delta Natural Gas Co., Inc.	938
272	El Paso Electric Co.	8,663
287	Empire District Electric Co. (The)	5,740
96	Genie Energy Ltd., Class B	656
5,260	GenOn Energy, Inc.*	13,413
341	IDACORP, Inc.	14,564
153	Laclede Group, Inc. (The)	6,229
157	MGE Energy, Inc.	7,936
107	Middlesex Water Co.	2,002
283	New Jersey Resources Corp.	11,484
182	Northwest Natural Gas Co.	7,983
248	NorthWestern Corp.	8,603
87	Ormat Technologies, Inc.	1,603
231	Otter Tail Corp.	5,597
447	Piedmont Natural Gas Co., Inc.	13,794
542	PNM Resources, Inc.	11,453
514	Portland General Electric Co.	13,893
66	SJW Corp.	1,614
162	South Jersey Industries, Inc.	8,095
314	Southwest Gas Corp.	13,169
345	UIL Holdings Corp.	12,375
94	Unitil Corp.	2,425
274	UNS Energy Corp.	11,667
351	WGL Holdings, Inc.	13,710
22	York Water Co.	384
		273,360
	Total Common Stocks (Cost $4,521,537)	4,078,388

	Investment Company (a) — 0.0%‡
	Financials — 0.0%‡

58	Firsthand Technology Value Fund, Inc.*	1,055

	Total Investment Company (Cost $1,078)	1,055

Principal Amount
	U.S. Government & Agency Security (a) — 12.5%
	Federal Home Loan Bank
$1,154,802	0.00%, due 12/03/12	1,154,802
	Total U.S. Government & Agency Security (Cost $1,154,802)	1,154,802

	Repurchase Agreements (a)(b) — 32.1%
2,961,762	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,961,813	2,961,762
	Total Repurchase Agreements (Cost $2,961,762)	2,961,762

	Total Investment Securities (Cost $8,639,179) — 88.9%	8,196,007
	Other assets less liabilities — 11.1%	1,027,735
	Net Assets — 100.0%	$9,223,742

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,157,481.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,453
Aggregate gross unrealized depreciation	(779,056)
Net unrealized depreciation	$(512,603)
Federal income tax cost of investments	$8,708,610

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$171,777	$(1,174)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	1,590,425	(33,305)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	108,382	(792)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	5,174,988	174,159

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	7,321,337	835,310

		$974,198

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) — 59.4%
	Consumer Discretionary — 9.7%

18	1-800-Flowers.com, Inc., Class A*	$56
895	Aeropostale, Inc.*	12,360
268	AFC Enterprises, Inc.*	7,086
24	American Greetings Corp., Class A	414
199	American Public Education, Inc.*	6,842
88	America’s Car-Mart, Inc.*	3,247
316	Ameristar Casinos, Inc.	6,288
538	Ann, Inc.*	18,050
291	Arbitron, Inc.	10,584
139	Arctic Cat, Inc.*	5,231
272	Asbury Automotive Group, Inc.*	8,212
26	Barnes & Noble, Inc.*	373
4	Beasley Broadcasting Group, Inc., Class A*	20
39	bebe stores, inc.	147
377	Belo Corp., Class A	2,714
1	Biglari Holdings, Inc.*	363
270	BJ’s Restaurants, Inc.*	9,258
149	Bloomin’ Brands, Inc.*	2,359
137	Blue Nile, Inc.*	5,390
114	Blyth, Inc.	1,838
44	Bob Evans Farms, Inc.	1,658
178	Body Central Corp.*	1,821
45	Boyd Gaming Corp.*	247
215	Bravo Brio Restaurant Group, Inc.*	2,935
192	Bridgepoint Education, Inc.*	1,870
984	Brunswick Corp.	25,358
306	Buckle, Inc. (The)	15,652
205	Buffalo Wild Wings, Inc.*	14,850
466	Cabela’s, Inc.*	22,261
362	Caesars Entertainment Corp.*	2,208
51	CafePress, Inc.*	297
140	Capella Education Co.*	3,874
232	Caribou Coffee Co., Inc.*	2,796
62	Carmike Cinemas, Inc.*	937
118	Carrols Restaurant Group, Inc.*	766
302	Cato Corp. (The), Class A	8,776
68	Cavco Industries, Inc.*	3,502
202	CEC Entertainment, Inc.	6,323
595	Cheesecake Factory, Inc. (The)	20,343
83	Cherokee, Inc.	1,189
101	Children’s Place Retail Stores, Inc. (The)*	4,910
47	Churchill Downs, Inc.	2,971
54	Chuy’s Holdings, Inc.*	1,272
11	Citi Trends, Inc.*	154
345	Coinstar, Inc.*	16,229
59	Collectors Universe	604
16	Conn’s, Inc.*	452
595	Cooper Tire & Rubber Co.	14,863
21	Core-Mark Holding Co., Inc.	961
212	Cracker Barrel Old Country Store, Inc.	13,027
991	Crocs, Inc.*	13,230
93	Crown Media Holdings, Inc., Class A*	170
168	Dana Holding Corp.	2,382
47	Del Frisco’s Restaurant Group, Inc.*	696
832	Denny’s Corp.*	3,952
65	Destination Maternity Corp.	1,444
168	DineEquity, Inc.*	10,592
638	Domino’s Pizza, Inc.	26,541
270	Dorman Products, Inc.*	9,234
100	Drew Industries, Inc.*	3,246
61	Einstein Noah Restaurant Group, Inc.	977
231	Ethan Allen Interiors, Inc.	6,701
986	Express, Inc.*	14,721
161	Fiesta Restaurant Group, Inc.*	2,423
67	Fifth & Pacific Cos., Inc.*	807
212	Finish Line, Inc. (The), Class A	4,374
62	Five Below, Inc.*	2,303
383	Francesca’s Holdings Corp.*	9,969
34	Fuel Systems Solutions, Inc.*	514
23	G-III Apparel Group Ltd.*	875
49	Geeknet, Inc.*	839
270	Genesco, Inc.*	14,939
326	Gentherm, Inc.*	3,941
31	Global Sources Ltd.*	187
93	Gordmans Stores, Inc.*	1,345
440	Grand Canyon Education, Inc.*	10,419
11	hhgregg, Inc.*	81
291	Hibbett Sports, Inc.*	15,638
608	Hillenbrand, Inc.	12,865
465	Hot Topic, Inc.	4,641
418	HSN, Inc.	22,108
73	Ignite Restaurant Group, Inc.*	927
427	Interval Leisure Group, Inc.	8,040
303	iRobot Corp.*	5,708
394	Jack in the Box, Inc.*	10,855
742	Jamba, Inc.*	1,558
285	JoS. A. Bank Clothiers, Inc.*	12,283
294	K12, Inc.*	5,095
28	Kayak Software Corp.*	1,140
168	La-Z-Boy, Inc.*	2,507
556	LeapFrog Enterprises, Inc.*	5,065
226	Libbey, Inc.*	4,412
437	Life Time Fitness, Inc.*	20,565
935	Lions Gate Entertainment Corp.*	15,315
303	Lumber Liquidators Holdings, Inc.*	16,265
19	Mac-Gray Corp.	226
185	Maidenform Brands, Inc.*	3,398
66	Marine Products Corp.	362
148	Matthews International Corp., Class A	4,477
121	Mattress Firm Holding Corp.*	3,462
106	MDC Partners, Inc., Class A	1,124
117	Men’s Wearhouse, Inc. (The)	3,795
82	Meritage Homes Corp.*	2,872
340	Monro Muffler Brake, Inc.	10,907
109	Morgans Hotel Group Co.*	638
14	Movado Group, Inc.	486
249	MTR Gaming Group, Inc.*	717
302	Multimedia Games Holding Co., Inc.*	4,464
29	Nathan’s Famous, Inc.*	918
51	National American University Holdings, Inc.	202
207	National CineMedia, Inc.	2,960
186	New York & Co., Inc.*	692
30	Nexstar Broadcasting Group, Inc., Class A*	270
313	Nutrisystem, Inc.	2,501
253	Orbitz Worldwide, Inc.*	584
48	Outdoor Channel Holdings, Inc.	357
129	Overstock.com, Inc.*	1,957
154	Oxford Industries, Inc.	8,415
198	Papa John’s International, Inc.*	10,480
121	Penske Automotive Group, Inc.	3,525
224	PetMed Express, Inc.	2,585
1,070	Pier 1 Imports, Inc.	20,533

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
46	Pinnacle Entertainment, Inc.*	$594
523	Pool Corp.	21,908
283	Premier Exhibitions, Inc.*	773
88	R.G. Barry Corp.	1,349
112	ReachLocal, Inc.*	1,228
72	Red Robin Gourmet Burgers, Inc.*	2,358
62	Rentrak Corp.*	1,192
171	rue21, inc.*	4,909
388	Ruth’s Hospitality Group, Inc.*	2,910
277	Ryland Group, Inc. (The)	9,266
211	Ryman Hospitality Properties, Inc. (REIT)	7,009
82	Scientific Games Corp., Class A*	683
625	Select Comfort Corp.*	16,737
605	SHFL Entertainment, Inc.*	8,325
99	Shutterfly, Inc.*	2,668
46	Sinclair Broadcast Group, Inc., Class A	507
437	Six Flags Entertainment Corp.	26,867
178	Skullcandy, Inc.*	1,534
715	Smith & Wesson Holding Corp.*	7,579
538	Sonic Corp.*	5,450
262	Sotheby’s	7,561
168	Steiner Leisure Ltd.*	7,728
433	Steven Madden Ltd.*	19,273
131	Strayer Education, Inc.	6,855
211	Sturm Ruger & Co., Inc.	12,362
8	Systemax, Inc.*	82
97	Teavana Holdings, Inc.*	1,431
669	Tenneco, Inc.*	21,455
688	Texas Roadhouse, Inc.	11,428
101	Tilly’s, Inc., Class A*	1,336
63	Tower International, Inc.*	495
255	Town Sports International Holdings, Inc.	2,581
284	True Religion Apparel, Inc.	7,410
238	Tumi Holdings, Inc.*	5,348
162	U.S. Auto Parts Network, Inc.*	314
155	Universal Technical Institute, Inc.	1,468
140	Vail Resorts, Inc.	7,885
269	Valassis Communications, Inc.*	6,989
13	Value Line, Inc.	119
222	Vera Bradley, Inc.*	6,152
243	Vitacost.com, Inc.*	1,762
324	Vitamin Shoppe, Inc.*	19,200
397	Warnaco Group, Inc. (The)*	28,540
5	Weyco Group, Inc.	118
25	Winmark Corp.	1,412
90	Winnebago Industries, Inc.*	1,280
536	Wolverine World Wide, Inc.	23,198
274	World Wrestling Entertainment, Inc., Class A	2,211
281	Zagg, Inc.*	2,032
241	Zumiez, Inc.*	4,984
		1,035,589
	Consumer Staples — 2.9%

17	Alico, Inc.	585
39	Annie’s, Inc.*	1,399
8	Arden Group, Inc., Class A	798
579	B&G Foods, Inc.	16,895
86	Boston Beer Co., Inc. (The), Class A*	9,715
131	Calavo Growers, Inc.	3,152
137	Cal-Maine Foods, Inc.	6,298
420	Casey’s General Stores, Inc.	20,748
64	Central Garden and Pet Co., Class A*	751
121	Chefs’ Warehouse, Inc. (The)*	1,913
51	Coca-Cola Bottling Co. Consolidated	3,501
48	Craft Brew Alliance, Inc.*	306
394	Darling International, Inc.*	6,647
237	Elizabeth Arden, Inc.*	10,999
5	Farmer Bros Co.*	56
211	Female Health Co. (The)	1,519
406	Hain Celestial Group, Inc. (The)*	24,470
67	Harris Teeter Supermarkets, Inc.	2,545
129	Inter Parfums, Inc.	2,583
144	Inventure Foods, Inc.*	935
163	J&J Snack Foods Corp.	10,253
203	Lancaster Colony Corp.	15,375
51	Lifeway Foods, Inc.	422
91	Limoneira Co.	1,767
153	Medifast, Inc.*	4,853
124	National Beverage Corp.*	2,128
32	Natural Grocers by Vitamin Cottage, Inc.*	613
76	Nature’s Sunshine Products, Inc.	1,165
30	Orchids Paper Products Co.	637
22	Pantry, Inc. (The)*	282
536	Pilgrim’s Pride Corp.*	3,827
214	Post Holdings, Inc.*	7,370
366	Prestige Brands Holdings, Inc.*	7,906
200	Pricesmart, Inc.	15,504
625	Rite Aid Corp.*	631
220	Roundy’s, Inc.	1,045
253	Sanderson Farms, Inc.	12,136
147	Schiff Nutrition International, Inc.*	6,173
432	Snyder’s-Lance, Inc.	10,403
212	Spectrum Brands Holdings, Inc.	10,140
1,605	Star Scientific, Inc.*	4,558
1,770	SUPERVALU, Inc.	4,213
53	Susser Holdings Corp.*	1,935
191	Synutra International, Inc.*	856
245	Tootsie Roll Industries, Inc.	6,659
267	TreeHouse Foods, Inc.*	14,001
538	United Natural Foods, Inc.*	27,852
66	USANA Health Sciences, Inc.*	2,724
461	Vector Group Ltd.	7,441
175	WD-40 Co.	8,267
16	Westway Group, Inc.*	89
		307,040
	Energy — 3.3%

909	Abraxas Petroleum Corp.*	2,018
87	Alon USA Energy, Inc.	1,237
101	Apco Oil and Gas International, Inc.	1,076
367	Approach Resources, Inc.*	8,621
577	Berry Petroleum Co., Class A	17,950
17	Bonanza Creek Energy, Inc.*	403
346	BPZ Resources, Inc.*	875
151	C&J Energy Services, Inc.*	3,015
376	Carrizo Oil & Gas, Inc.*	7,802
66	Ceres, Inc.*	274
6	Clayton Williams Energy, Inc.*	244
728	Clean Energy Fuels Corp.*	9,653
129	Contango Oil & Gas Co.*	5,288
411	Crosstex Energy, Inc.	5,281
124	CVR Energy, Inc.*	5,672
443	Dril-Quip, Inc.*	31,174
478	Endeavour International Corp.*	3,222
633	Energy XXI Bermuda Ltd.	20,053
182	Evolution Petroleum Corp.*	1,438

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
244	Forum Energy Technologies, Inc.*	$6,159
583	FX Energy, Inc.*	2,338
104	GasLog Ltd.	1,278
140	Geospace Technologies Corp.*	10,664
307	Gevo, Inc.*	491
214	Global Geophysical Services, Inc.*	901
286	Goodrich Petroleum Corp.*	2,577
64	GulfMark Offshore, Inc., Class A*	2,006
206	Gulfport Energy Corp.*	7,836
1,074	Halcon Resources Corp.*	6,637
22	Harvest Natural Resources, Inc.*	194
100	Heckmann Corp.*	391
1,454	ION Geophysical Corp.*	8,666
11	Isramco, Inc.*	1,177
291	KiOR, Inc., Class A*	1,877
2,904	Kodiak Oil & Gas Corp.*	24,916
370	Lufkin Industries, Inc.	20,261
570	Magnum Hunter Resources Corp.*	2,297
129	Matador Resources Co.*	1,147
54	Matrix Service Co.*	592
121	Midstates Petroleum Co., Inc.*	831
89	Mitcham Industries, Inc.*	1,290
700	Northern Oil and Gas, Inc.*	10,990
880	Oasis Petroleum, Inc.*	26,594
77	Panhandle Oil and Gas, Inc., Class A	2,181
11	PHI, Inc. (Non-Voting)*	345
141	Pioneer Energy Services Corp.*	1,019
19	Renewable Energy Group, Inc.*	113
1,686	Rentech, Inc.*	4,755
7	REX American Resources Corp.*	132
136	RigNet, Inc.*	2,614
583	Rosetta Resources, Inc.*	26,200
128	Sanchez Energy Corp.*	2,339
224	Saratoga Resources, Inc.*	862
361	Solazyme, Inc.*	2,693
22	Synergy Resources Corp.*	85
319	Targa Resources Corp.	15,979
161	TGC Industries, Inc.*	1,294
727	Uranerz Energy Corp.*	967
439	Uranium Energy Corp.*	992
637	Vaalco Energy, Inc.*	5,395
27	W&T Offshore, Inc.	447
155	Warren Resources, Inc.*	426
373	Western Refining, Inc.	10,836
100	Willbros Group, Inc.*	503
125	ZaZa Energy Corp.*	239
		347,822
	Financials — 4.2%

508	Acadia Realty Trust (REIT)	12,609
23	Alexander’s, Inc. (REIT)	10,189
9	American Safety Insurance Holdings Ltd.*	152
8	AmREIT, Inc., Class B (REIT)	132
45	AmTrust Financial Services, Inc.	1,297
26	Apollo Residential Mortgage, Inc. (REIT)	564
7	Arrow Financial Corp.	173
239	Associated Estates Realty Corp. (REIT)	3,616
235	Bank of the Ozarks, Inc.	7,468
46	Beneficial Mutual Bancorp, Inc.*	431
1,085	BGC Partners, Inc., Class A	3,906
8	BofI Holding, Inc.*	213
29	Bridge Capital Holdings*	445
5	Cascade Bancorp*	26
135	Cash America International, Inc.	5,027
11	Clifton Savings Bancorp, Inc.	118
203	Cohen & Steers, Inc.	5,802
112	Coresite Realty Corp. (REIT)	2,867
87	Credit Acceptance Corp.*	8,027
380	DFC Global Corp.*	6,631
30	Diamond Hill Investment Group, Inc.	2,401
5	Donegal Group, Inc., Class A	69
94	Duff & Phelps Corp., Class A	1,141
318	DuPont Fabros Technology, Inc. (REIT)	7,343
11	Eagle Bancorp, Inc.*	214
294	EastGroup Properties, Inc. (REIT)	15,370
216	eHealth, Inc.*	5,573
69	Employers Holdings, Inc.	1,317
176	Epoch Holding Corp.	3,856
29	Evercore Partners, Inc., Class A	797
364	EZCORP, Inc., Class A*	6,996
816	FelCor Lodging Trust, Inc. (REIT)*	3,427
510	Financial Engines, Inc.*	13,372
106	First American Financial Corp.	2,523
315	First Cash Financial Services, Inc.*	15,218
13	First Federal Bancshares of Arkansas, Inc.*	114
82	FNB United Corp.*	929
71	GAMCO Investors, Inc., Class A	3,479
1,383	Glimcher Realty Trust (REIT)	14,826
264	Green Dot Corp., Class A*	3,282
320	Greenhill & Co., Inc.	15,206
86	Greenlight Capital Re Ltd., Class A*	1,989
12	Gyrodyne Co. of America, Inc. (REIT)*	1,362
10	Hallmark Financial Services*	82
10	Heritage Financial Group, Inc.	131
307	HFF, Inc., Class A*	4,553
661	Highwoods Properties, Inc. (REIT)	21,311
1	Hingham Institution for Savings	62
17	Homeowners Choice, Inc.	354
33	ICG Group, Inc.*	368
381	Inland Real Estate Corp. (REIT)	3,037
81	Investors Bancorp, Inc.	1,387
1,135	Ladenburg Thalmann Financial Services, Inc.*	1,385
74	LTC Properties, Inc. (REIT)	2,421
25	Main Street Capital Corp.	766
402	MarketAxess Holdings, Inc.	12,406
40	Meadowbrook Insurance Group, Inc.	222
7	Meridian Interstate Bancorp, Inc.*	115
35	MicroFinancial, Inc.	254
198	Monmouth Real Estate Investment Corp., Class A (REIT)	2,079
70	Montpelier Re Holdings Ltd.	1,532
270	National Health Investors, Inc. (REIT)	14,985
211	Nationstar Mortgage Holdings, Inc.*	6,461
46	Navigators Group, Inc. (The)*	2,411
342	Netspend Holdings, Inc.*	3,984
71	Ocwen Financial Corp.*	2,546
1,166	Omega Healthcare Investors, Inc. (REIT)	26,725
174	Oritani Financial Corp.	2,540
3	Pacific Capital Bancorp*	138
3	Penns Woods Bancorp, Inc.	116
280	Potlatch Corp. (REIT)	10,906
168	PS Business Parks, Inc. (REIT)	10,834

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
72	Pzena Investment Management, Inc., Class A	$399
53	Regional Management Corp.*	927
83	Saul Centers, Inc. (REIT)	3,536
291	Sovran Self Storage, Inc. (REIT)	17,981
24	State Auto Financial Corp.	348
290	Stifel Financial Corp.*	8,822
1,689	Strategic Hotels & Resorts, Inc. (REIT)*	10,522
328	Sun Communities, Inc. (REIT)	12,661
145	Tejon Ranch Co.*	4,046
386	Texas Capital Bancshares, Inc.*	17,385
207	Tower Group, Inc.	3,498
40	Tree.com, Inc.*	678
26	UMH Properties, Inc. (REIT)	263
81	Universal Health Realty Income Trust (REIT)	3,948
24	Universal Insurance Holdings, Inc.	110
208	Urstadt Biddle Properties, Inc., Class A (REIT)	3,908
35	Virtus Investment Partners, Inc.*	4,020
231	Washington Real Estate Investment Trust (REIT)	5,988
169	Westamerica Bancorp.	7,193
73	Westwood Holdings Group, Inc.	2,919
645	WisdomTree Investments, Inc.*	3,941
115	World Acceptance Corp.*	8,396
39	Zillow, Inc., Class A*	1,073
		447,170
	Health Care — 12.3%

239	Abaxis, Inc.*	9,020
368	Abiomed, Inc.*	4,913
254	Acadia Healthcare Co., Inc.*	5,829
621	Accretive Health, Inc.*	7,409
786	Accuray, Inc.*	4,936
655	Achillion Pharmaceuticals, Inc.*	5,102
442	Acorda Therapeutics, Inc.*	11,130
133	Acura Pharmaceuticals, Inc.*	243
275	Aegerion Pharmaceuticals, Inc.*	6,022
398	Affymax, Inc.*	9,727
164	Agenus, Inc.*	710
141	Air Methods Corp.*	15,393
627	Akorn, Inc.*	8,458
792	Align Technology, Inc.*	21,693
1,349	Alkermes plc*	26,049
511	Alnylam Pharmaceuticals, Inc.*	8,672
187	AMAG Pharmaceuticals, Inc.*	2,811
332	Amicus Therapeutics, Inc.*	1,899
248	AMN Healthcare Services, Inc.*	2,711
283	Ampio Pharmaceuticals, Inc.*	1,053
114	Amsurg Corp.*	3,194
178	Anacor Pharmaceuticals, Inc.*	943
135	Analogic Corp.	9,945
130	Anika Therapeutics, Inc.*	1,538
1,178	Antares Pharma, Inc.*	4,712
2,114	Arena Pharmaceuticals, Inc.*	18,730
649	Arqule, Inc.*	1,726
982	Array BioPharma, Inc.*	3,859
252	ArthroCare Corp.*	8,439
395	athenahealth, Inc.*	25,158
161	AtriCure, Inc.*	1,087
17	Atrion Corp.	3,359
533	Auxilium Pharmaceuticals, Inc.*	10,202
1,375	AVANIR Pharmaceuticals, Inc., Class A*	3,630
396	AVEO Pharmaceuticals, Inc.*	2,574
119	BG Medicine, Inc.*	173
542	BioCryst Pharmaceuticals, Inc.*	932
234	BioDelivery Sciences International, Inc.*	994
271	Bio-Reference Labs, Inc.*	7,135
132	BioScrip, Inc.*	1,360
55	BioSpecifics Technologies Corp.*	733
336	BioTime, Inc.*	1,206
663	Cadence Pharmaceuticals, Inc.*	2,824
169	Cambrex Corp.*	1,854
234	Cantel Medical Corp.	6,421
268	Capital Senior Living Corp.*	4,773
185	Cardiovascular Systems, Inc.*	2,157
647	Celldex Therapeutics, Inc.*	3,843
47	Cempra, Inc.*	289
567	Centene Corp.*	24,897
723	Cepheid, Inc.*	23,440
531	Cerus Corp.*	1,715
212	Chemed Corp.	14,433
60	ChemoCentryx, Inc.*	711
151	Clovis Oncology, Inc.*	2,322
122	Computer Programs & Systems, Inc.	6,109
346	Conceptus, Inc.*	7,200
542	Corcept Therapeutics, Inc.*	780
195	Coronado Biosciences, Inc.*	922
67	Corvel Corp.*	2,811
698	Cubist Pharmaceuticals, Inc.*	28,346
72	Cumberland Pharmaceuticals, Inc.*	323
672	Curis, Inc.*	2,251
303	Cyberonics, Inc.*	15,665
53	Cynosure, Inc., Class A*	1,194
476	Cytori Therapeutics, Inc.*	1,994
1,697	Dendreon Corp.*	7,552
614	Depomed, Inc.*	3,696
6	Derma Sciences, Inc.*	68
755	DexCom, Inc.*	9,875
478	Discovery Laboratories, Inc.*	1,028
77	Durata Therapeutics, Inc.*	700
247	Dusa Pharmaceuticals, Inc.*	1,969
1,089	Dyax Corp.*	3,561
1,694	Dynavax Technologies Corp.*	4,811
58	Emergent Biosolutions, Inc.*	871
339	Emeritus Corp.*	7,668
326	Endocyte, Inc.*	3,055
610	Endologix, Inc.*	8,943
119	Ensign Group, Inc. (The)	3,069
294	EnteroMedics, Inc.*	911
192	Epocrates, Inc.*	1,937
701	Exact Sciences Corp.*	6,877
22	Exactech, Inc.*	374
62	ExamWorks Group, Inc.*	764
2,020	Exelixis, Inc.*	9,878
268	Fluidigm Corp.*	3,816
81	Furiex Pharmaceuticals, Inc.*	1,576
177	Genomic Health, Inc.*	4,896
77	Globus Medical, Inc., Class A*	1,025
69	Greenway Medical Technologies, Inc.*	1,341
246	GTx, Inc.*	977
279	Haemonetics Corp.*	22,607
989	Halozyme Therapeutics, Inc.*	6,161
604	Hansen Medical, Inc.*	1,317
19	Harvard Bioscience, Inc.*	75
889	HealthSouth Corp.*	19,549
215	HealthStream, Inc.*	5,100

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
156	HeartWare International, Inc.*	$12,840
45	Hi-Tech Pharmacal Co., Inc.*	1,359
947	HMS Holdings Corp.*	21,942
213	Horizon Pharma, Inc.*	552
31	Hyperion Therapeutics, Inc.*	329
125	ICU Medical, Inc.*	7,361
878	Idenix Pharmaceuticals, Inc.*	4,495
563	ImmunoCellular Therapeutics Ltd.*	1,250
716	Immunogen, Inc.*	9,086
726	Immunomedics, Inc.*	2,316
738	Impax Laboratories, Inc.*	15,011
266	Infinity Pharmaceuticals, Inc.*	6,743
526	Insulet Corp.*	11,546
123	Integra LifeSciences Holdings Corp.*	4,767
403	InterMune, Inc.*	3,691
183	IPC The Hospitalist Co., Inc.*	6,908
828	Ironwood Pharmaceuticals, Inc.*	8,942
1,104	Isis Pharmaceuticals, Inc.*	10,157
458	Jazz Pharmaceuticals plc*	24,677
784	Keryx Biopharmaceuticals, Inc.*	2,462
104	Landauer, Inc.	6,196
1,002	Lexicon Pharmaceuticals, Inc.*	1,723
10	LHC Group, Inc.*	194
192	Ligand Pharmaceuticals, Inc., Class B*	3,788
459	Luminex Corp.*	7,904
16	Magellan Health Services, Inc.*	830
398	MAKO Surgical Corp.*	5,492
1,243	MannKind Corp.*	2,660
310	MAP Pharmaceuticals, Inc.*	4,941
550	Masimo Corp.	11,396
215	MedAssets, Inc.*	3,462
607	Medicines Co. (The)*	13,032
633	Medicis Pharmaceutical Corp., Class A	27,377
245	Medidata Solutions, Inc.*	9,800
501	Merge Healthcare, Inc.*	1,638
455	Meridian Bioscience, Inc.	9,114
27	Merit Medical Systems, Inc.*	375
168	Merrimack Pharmaceuticals, Inc.*	1,200
486	Metropolitan Health Networks, Inc.*	5,463
27	Molina Healthcare, Inc.*	752
199	Momenta Pharmaceuticals, Inc.*	2,129
140	MWI Veterinary Supply, Inc.*	15,630
28	National Research Corp.	1,506
199	Natus Medical, Inc.*	2,253
1,063	Navidea Biopharmaceuticals, Inc.*	2,891
897	Nektar Therapeutics*	5,857
260	Neogen Corp.*	11,843
731	Neurocrine Biosciences, Inc.*	5,468
140	NewLink Genetics Corp.*	1,684
1,277	Novavax, Inc.*	2,375
631	NPS Pharmaceuticals, Inc.*	6,455
117	NuVasive, Inc.*	1,699
542	NxStage Medical, Inc.*	6,515
206	Obagi Medical Products, Inc.*	2,814
284	Omeros Corp.*	2,124
44	Omnicell, Inc.*	672
160	OncoGenex Pharmaceutical, Inc.*	2,018
629	Oncothyreon, Inc.*	2,881
1,177	Opko Health, Inc.*	5,155
518	Optimer Pharmaceuticals, Inc.*	5,278
597	OraSure Technologies, Inc.*	4,597
665	Orexigen Therapeutics, Inc.*	3,139
165	Orthofix International N.V.*	6,146
181	Osiris Therapeutics, Inc.*	1,738
598	Owens & Minor, Inc.	16,373
203	Pacira Pharmaceuticals, Inc.*	3,461
418	Pain Therapeutics, Inc.*	1,329
660	PAREXEL International Corp.*	21,311
10	PDI, Inc.*	65
1,332	PDL BioPharma, Inc.	10,523
100	Pernix Therapeutics Holdings*	779
599	Pharmacyclics, Inc.*	31,777
122	PhotoMedex, Inc.*	1,692
293	Pozen, Inc.*	1,626
333	Progenics Pharmaceuticals, Inc.*	786
35	Providence Service Corp. (The)*	487
556	PSS World Medical, Inc.*	15,813
436	Quality Systems, Inc.	7,940
592	Questcor Pharmaceuticals, Inc.	15,362
311	Quidel Corp.*	5,452
538	Raptor Pharmaceutical Corp.*	2,846
306	Repligen Corp.*	1,974
187	Repros Therapeutics, Inc.*	2,807
767	Rigel Pharmaceuticals, Inc.*	6,366
102	Rochester Medical Corp.*	1,128
218	Rockwell Medical Technologies, Inc.*	1,587
38	RTI Biologics, Inc.*	170
103	Sagent Pharmaceuticals, Inc.*	1,535
579	Sangamo Biosciences, Inc.*	3,318
603	Santarus, Inc.*	6,012
626	Sciclone Pharmaceuticals, Inc.*	2,748
1,047	Seattle Genetics, Inc.*	26,500
962	Sequenom, Inc.*	4,685
387	SIGA Technologies, Inc.*	1,045
196	Skilled Healthcare Group, Inc., Class A*	1,313
378	Spectranetics Corp. (The)*	5,443
656	Spectrum Pharmaceuticals, Inc.*	7,767
400	Staar Surgical Co.*	2,312
469	STERIS Corp.	16,026
120	Sucampo Pharmaceuticals, Inc., Class A*	629
297	Sunesis Pharmaceuticals, Inc.*	1,476
516	Sunrise Senior Living, Inc.*	7,451
32	SurModics, Inc.*	644
126	Symmetry Medical, Inc.*	1,229
115	Synageva BioPharma Corp.*	5,627
453	Synergy Pharmaceuticals, Inc.*	2,519
409	Synta Pharmaceuticals Corp.*	3,301
313	Team Health Holdings, Inc.*	8,761
41	TESARO, Inc.*	759
668	Theravance, Inc.*	15,017
495	Threshold Pharmaceuticals, Inc.*	2,188
116	Tornier N.V.*	1,882
16	Transcept Pharmaceuticals, Inc.*	86
274	Trius Therapeutics, Inc.*	1,312
130	U.S. Physical Therapy, Inc.	3,474
885	Unilife Corp.*	2,018
36	Utah Medical Products, Inc.	1,272
311	Vanda Pharmaceuticals, Inc.*	1,082
303	Vanguard Health Systems, Inc.*	3,203
180	Vascular Solutions, Inc.*	2,691
138	Ventrus Biosciences, Inc.*	342
70	Verastem, Inc.*	477
766	Vical, Inc.*	2,405
1,099	Vivus, Inc.*	12,419
33	Vocera Communications, Inc.*	811
587	Volcano Corp.*	16,002
229	WellCare Health Plans, Inc.*	11,054

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
238	West Pharmaceutical Services, Inc.	$12,859
407	XenoPort, Inc.*	3,195
791	XOMA Corp.*	2,413
27	Young Innovations, Inc.	977
76	ZELTIQ Aesthetics, Inc.*	360
733	ZIOPHARM Oncology, Inc.*	3,211
601	Zogenix, Inc.*	1,587
		1,310,459
	Industrials — 10.6%

118	A. O. Smith Corp.	7,428
99	A.T. Cross Co., Class A*	970
205	AAON, Inc.	4,315
548	Acacia Research Corp.*	12,182
571	ACCO Brands Corp.*	3,849
69	Aceto Corp.	688
197	Acorn Energy, Inc.	1,604
155	Actuant Corp., Class A	4,459
467	Acuity Brands, Inc.	30,892
378	Advisory Board Co. (The)*	17,104
61	Aegion Corp.*	1,258
115	Aerovironment, Inc.*	2,347
742	Alaska Air Group, Inc.*	31,721
165	Allegiant Travel Co.	12,213
162	Altra Holdings, Inc.	3,047
169	Ameresco, Inc., Class A*	1,589
70	American Reprographics Co.*	176
17	American Science & Engineering, Inc.	1,086
44	American Superconductor Corp.*	122
17	American Woodmark Corp.*	483
428	Applied Industrial Technologies, Inc.	17,133
24	Argan, Inc.	447
133	Astronics Corp.*	2,673
2	Astronics Corp., Class B*	48
1,169	Avis Budget Group, Inc.*	22,141
278	AZZ, Inc.	10,597
77	Barrett Business Services, Inc.	2,560
516	Beacon Roofing Supply, Inc.*	15,913
446	Belden, Inc.	16,805
539	Blount International, Inc.*	7,692
48	BlueLinx Holdings, Inc.*	110
521	Brink’s Co. (The)	14,307
495	Builders FirstSource, Inc.*	2,574
56	CAI International, Inc.*	1,120
3,289	Capstone Turbine Corp.*	3,177
6	Cascade Corp.	390
25	Casella Waste Systems, Inc., Class A*	111
25	CDI Corp.	413
66	Ceco Environmental Corp.	615
221	Celadon Group, Inc.	3,819
329	Chart Industries, Inc.*	19,898
14	CIRCOR International, Inc.	506
554	CLARCOR, Inc.	25,695
96	Coleman Cable, Inc.	886
121	Comfort Systems USA, Inc.	1,308
269	Commercial Vehicle Group, Inc.*	2,155
1	Compx International, Inc.	13
369	Corporate Executive Board Co. (The)	15,793
73	CPI Aerostructures, Inc.*	694
94	Cubic Corp.	4,601
377	Deluxe Corp.	10,858
276	DigitalGlobe, Inc.*	6,883
97	DXP Enterprises, Inc.*	4,684
323	Dycom Industries, Inc.*	5,801
54	Dynamic Materials Corp.	755
163	Echo Global Logistics, Inc.*	2,864
41	Edgen Group, Inc.*	285
191	Encore Capital Group, Inc.*	5,077
236	EnergySolutions, Inc.*	772
104	EnerNOC, Inc.*	1,174
192	EnerSys*	6,689
69	Enphase Energy, Inc.*	193
119	EnPro Industries, Inc.*	4,674
94	ESCO Technologies, Inc.	3,450
148	Exponent, Inc.*	7,909
67	Federal Signal Corp.*	394
112	Flow International Corp.*	353
320	Forward Air Corp.	10,640
107	Franklin Covey Co.*	1,319
245	Franklin Electric Co., Inc.	14,592
430	FuelCell Energy, Inc.*	370
522	GenCorp, Inc.*	4,802
125	Generac Holdings, Inc.	4,079
488	Genesee & Wyoming, Inc., Class A*	35,600
167	Gorman-Rupp Co. (The)	4,648
148	GP Strategies Corp.*	2,967
110	Graham Corp.	1,977
72	Great Lakes Dredge & Dock Corp.	636
176	H&E Equipment Services, Inc.	2,737
307	Hawaiian Holdings, Inc.*	1,916
740	Healthcare Services Group, Inc.	17,405
409	Heartland Express, Inc.	5,616
580	HEICO Corp.	23,884
85	Heritage-Crystal Clean, Inc.*	1,273
643	Herman Miller, Inc.	13,580
1,097	Hexcel Corp.*	28,357
15	Hill International, Inc.*	52
475	HNI Corp.	14,146
70	Houston Wire & Cable Co.	785
409	Hub Group, Inc., Class A*	13,239
253	Huron Consulting Group, Inc.*	8,334
494	II-VI, Inc.*	8,452
350	InnerWorkings, Inc.*	4,554
250	Insperity, Inc.	7,550
11	Insteel Industries, Inc.	132
645	Interface, Inc.	9,475
67	Intersections, Inc.	618
319	John Bean Technologies Corp.	5,197
291	Kaman Corp.	10,546
116	KEYW Holding Corp. (The)*	1,492
290	Kforce, Inc.*	3,729
637	Knight Transportation, Inc.	9,574
368	Knoll, Inc.	5,284
140	Lindsay Corp.	11,073
12	LMI Aerospace, Inc.*	238
604	MasTec, Inc.*	13,795
141	McGrath RentCorp	3,951
251	Meritor, Inc.*	1,074
12	Met-Pro Corp.	107
206	Middleby Corp.*	26,242
304	Mine Safety Appliances Co.	11,759
172	Mistras Group, Inc.*	3,731
56	Moog, Inc., Class A*	2,059
36	Mueller Industries, Inc.	1,719
1,127	Mueller Water Products, Inc., Class A	6,289
9	Multi-Color Corp.	202
125	MYR Group, Inc.*	2,680
6	National Presto Industries, Inc.	461
85	Nortek, Inc.*	5,550

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
807	Odyssey Marine Exploration, Inc.*	$2,268
785	Old Dominion Freight Line, Inc.*	26,250
30	Omega Flex, Inc.	389
473	On Assignment, Inc.*	9,427
45	Pacer International, Inc.*	156
90	Park-Ohio Holdings Corp.*	1,884
44	Patrick Industries, Inc.*	765
56	Performant Financial Corp.*	541
107	PGT, Inc.*	470
188	Portfolio Recovery Associates, Inc.*	18,578
42	Powell Industries, Inc.*	1,682
3	Preformed Line Products Co.	168
89	Primoris Services Corp.	1,289
55	Proto Labs, Inc.*	2,006
88	Quality Distribution, Inc.*	589
10	Rand Logistics, Inc.*	64
399	Raven Industries, Inc.	10,370
244	RBC Bearings, Inc.*	11,368
293	Republic Airways Holdings, Inc.*	1,702
69	Rexnord Corp.*	1,475
74	Roadrunner Transportation Systems, Inc.*	1,333
174	Robbins & Myers, Inc.	10,336
214	RPX Corp.*	1,943
33	Saia, Inc.*	715
129	Sauer-Danfoss, Inc.	6,776
16	SeaCube Container Leasing Ltd.	294
11	SIFCO Industries, Inc.	168
45	Simpson Manufacturing Co., Inc.	1,472
36	SkyWest, Inc.	417
458	Spirit Airlines, Inc.*	7,685
173	Standard Parking Corp.*	3,849
32	Standex International Corp.	1,576
116	Steelcase, Inc., Class A	1,350
18	Sterling Construction Co., Inc.*	166
228	Sun Hydraulics Corp.	5,960
870	Swift Transportation Co.*	7,360
78	Sypris Solutions, Inc.	318
162	TAL International Group, Inc.	5,516
612	Taser International, Inc.*	5,055
219	Team, Inc.*	7,866
141	Teledyne Technologies, Inc.*	8,883
208	Tennant Co.	7,933
570	Tetra Tech, Inc.*	14,683
152	Textainer Group Holdings Ltd.	4,587
162	Thermon Group Holdings, Inc.*	4,006
526	Titan International, Inc.	10,694
186	Titan Machinery, Inc.*	4,118
71	TMS International Corp., Class A*	781
143	TRC Cos., Inc.*	764
164	Trex Co., Inc.*	6,660
327	Trimas Corp.*	8,469
325	TrueBlue, Inc.*	4,631
26	United Stationers, Inc.	798
1,789	US Airways Group, Inc.*	23,060
127	US Ecology, Inc.	2,776
816	USG Corp.*	21,893
39	Vicor Corp.*	209
753	Wabash National Corp.*	6,092
48	WageWorks, Inc.*	887
324	Watsco, Inc.	23,228
420	Werner Enterprises, Inc.	9,110
49	Wesco Aircraft Holdings, Inc.*	625
762	Woodward, Inc.	27,866
194	XPO Logistics, Inc.*	3,079
245	Zipcar, Inc.*	1,992
		1,124,449
	Information Technology — 12.9%

516	3D Systems Corp.*	23,070
438	ACI Worldwide, Inc.*	18,882
428	Active Network, Inc. (The)*	2,294
508	Actuate Corp.*	2,708
702	ADTRAN, Inc.	13,787
348	Advent Software, Inc.*	7,747
30	Ambient Corp.*	109
258	American Software, Inc., Class A	2,082
20	Anaren, Inc.*	390
319	Ancestry.com, Inc.*	10,080
392	Angie’s List, Inc.*	4,355
190	Anixter International, Inc.	11,605
163	Arris Group, Inc.*	2,277
1,232	Aruba Networks, Inc.*	23,999
973	Aspen Technology, Inc.*	25,288
22	ATMI, Inc.*	438
11	Audience, Inc.*	95
83	AVG Technologies NV*	1,143
116	Aware, Inc.	777
160	Badger Meter, Inc.	7,210
447	Bankrate, Inc.*	5,377
108	Bazaarvoice, Inc.*	1,056
497	Blackbaud, Inc.	11,103
68	Blucora, Inc.*	1,003
111	Bottomline Technologies, Inc.*	2,721
62	Brightcove, Inc.*	603
303	BroadSoft, Inc.*	9,584
260	Cabot Microelectronics Corp.	8,481
20	CACI International, Inc., Class A*	1,023
316	CalAmp Corp.*	2,740
149	Calix, Inc.*	1,100
382	Callidus Software, Inc.*	1,608
124	Carbonite, Inc.*	1,183
486	Cardtronics, Inc.*	11,149
102	Cass Information Systems, Inc.	4,793
548	Cavium, Inc.*	19,306
193	CEVA, Inc.*	2,916
825	Ciena Corp.*	12,276
710	Cirrus Logic, Inc.*	22,237
472	Cognex Corp.	16,907
76	Coherent, Inc.*	3,515
492	CommVault Systems, Inc.*	32,649
129	Computer Task Group, Inc.*	2,353
389	comScore, Inc.*	5,178
2,414	Comverse Technology, Inc.*	8,594
240	Comverse, Inc.*	6,905
335	Constant Contact, Inc.*	4,462
371	Cornerstone OnDemand, Inc.*	10,403
311	CoStar Group, Inc.*	27,014
408	Cray, Inc.*	5,802
216	CSG Systems International, Inc.*	4,013
105	Cymer, Inc.*	9,209
97	Daktronics, Inc.	1,015
168	Datalink Corp.*	1,452
418	DealerTrack Holdings, Inc.*	11,240
246	Demand Media, Inc.*	2,189
68	Demandware, Inc.*	1,863
503	Dice Holdings, Inc.*	4,326
78	Digimarc Corp.	1,449
201	DTS, Inc.*	3,071
37	E2open, Inc.*	522
234	Ebix, Inc.	3,934

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
223	Echelon Corp.*	$667
20	Electro Rent Corp.	314
40	Electronics for Imaging, Inc.*	734
277	Ellie Mae, Inc.*	6,875
74	Eloqua, Inc.*	1,336
229	Envestnet, Inc.*	3,183
24	Envivio, Inc.*	39
54	EPAM Systems, Inc.*	1,111
27	EPIQ Systems, Inc.	324
50	Exa Corp.*	622
107	ExactTarget, Inc.*	2,205
54	Exar Corp.*	443
257	ExlService Holdings, Inc.*	6,900
1,037	Extreme Networks*	3,733
378	Fair Isaac Corp.	16,186
349	FalconStor Software, Inc.*	834
186	FARO Technologies, Inc.*	6,562
393	FEI Co.	21,627
155	Forrester Research, Inc.	4,342
725	Global Cash Access Holdings, Inc.*	5,706
196	Globecomm Systems, Inc.*	2,329
558	Glu Mobile, Inc.*	1,596
17	GSI Group, Inc.*	129
1,106	GT Advanced Technologies, Inc.*	3,727
157	Guidance Software, Inc.*	1,751
213	Guidewire Software, Inc.*	6,369
271	Hackett Group, Inc. (The)*	965
427	Heartland Payment Systems, Inc.	12,652
354	Higher One Holdings, Inc.*	3,129
347	Hittite Microwave Corp.*	21,056
354	iGATE Corp.*	5,307
289	Immersion Corp.*	1,899
107	Imperva, Inc.*	3,291
1,087	Infinera Corp.*	6,066
81	Infoblox, Inc.*	1,536
245	Innodata, Inc.*	907
104	Inphi Corp.*	811
162	Interactive Intelligence Group, Inc.*	5,203
489	InterDigital, Inc.	20,871
84	Intermec, Inc.*	634
153	Intermolecular, Inc.*	1,071
296	Internap Network Services Corp.*	1,767
401	InvenSense, Inc.*	4,030
530	Ipass, Inc.*	970
465	Ixia*	6,984
422	j2 Global, Inc.	12,761
107	JDA Software Group, Inc.*	4,779
178	Jive Software, Inc.*	2,574
301	Kenexa Corp.*	13,822
20	Key Tronic Corp.*	203
139	KVH Industries, Inc.*	1,760
620	Lionbridge Technologies, Inc.*	2,548
260	Liquidity Services, Inc.*	10,676
216	Littelfuse, Inc.	12,465
606	LivePerson, Inc.*	7,993
243	LogMeIn, Inc.*	5,200
114	Loral Space & Communications, Inc.	9,698
11	M/A-COM Technology Solutions Holdings, Inc.*	155
224	Manhattan Associates, Inc.*	12,822
205	Market Leader, Inc.*	1,363
105	Mattersight Corp.*	537
374	MAXIMUS, Inc.	23,558
43	MaxLinear, Inc., Class A*	231
321	Maxwell Technologies, Inc.*	2,327
147	Measurement Specialties, Inc.*	4,564
30	MeetMe, Inc.*	105
562	MEMC Electronic Materials, Inc.*	1,647
554	Mentor Graphics Corp.*	8,271
29	Mesa Laboratories, Inc.	1,374
535	Micrel, Inc.	5,141
979	Microsemi Corp.*	18,738
94	MicroStrategy, Inc., Class A*	8,318
119	Millennial Media, Inc.*	1,636
406	MIPS Technologies, Inc.*	3,061
67	MoneyGram International, Inc.*	805
336	Monolithic Power Systems, Inc.*	7,110
403	Monotype Imaging Holdings, Inc.	6,170
433	Move, Inc.*	3,261
177	MTS Systems Corp.	8,558
20	Multi-Fineline Electronix, Inc.*	342
248	Neonode, Inc.*	962
187	NETGEAR, Inc.*	6,519
405	Netscout Systems, Inc.*	10,174
710	NIC, Inc.	10,657
110	Numerex Corp., Class A*	1,241
53	NVE Corp.*	2,814
249	OpenTable, Inc.*	11,178
165	OPNET Technologies, Inc.	6,854
219	OSI Systems, Inc.*	13,420
1,318	Parametric Technology Corp.*	26,676
836	Parkervision, Inc.*	1,906
266	PDF Solutions, Inc.*	3,692
189	Pegasystems, Inc.	3,844
24	Peregrine Semiconductor Corp.*	406
271	Perficient, Inc.*	2,951
11	Pervasive Software, Inc.*	97
157	Plantronics, Inc.	5,280
168	Plexus Corp.*	3,889
458	PLX Technology, Inc.*	2,102
313	Power Integrations, Inc.	9,737
231	PRGX Global, Inc.*	1,476
212	Procera Networks, Inc.*	4,378
66	Proofpoint, Inc.*	726
241	PROS Holdings, Inc.*	4,273
62	QAD, Inc., Class A*	817
941	QLIK Technologies, Inc.*	18,237
263	QLogic Corp.*	2,493
155	Quantum Corp.*	186
424	QuickLogic Corp.*	873
88	Rambus, Inc.*	430
417	RealD, Inc.*	4,404
395	RealPage, Inc.*	7,817
394	Responsys, Inc.*	2,569
377	RF Micro Devices, Inc.*	1,629
76	Rogers Corp.*	3,377
58	Rosetta Stone, Inc.*	741
328	Saba Software, Inc.*	2,565
1,357	Sapient Corp.*	14,371
197	SciQuest, Inc.*	3,209
722	Semtech Corp.*	19,747
547	ServiceSource International, Inc.*	2,806
466	ShoreTel, Inc.*	2,013
19	Silicon Graphics International Corp.*	159
767	Silicon Image, Inc.*	3,574
206	Sonus Networks, Inc.*	344
326	Sourcefire, Inc.*	16,049
126	Spark Networks, Inc.*	757
137	SPS Commerce, Inc.*	5,050
102	SS&C Technologies Holdings, Inc.*	2,406
156	Stamps.com, Inc.*	3,958
235	Stratasys, Inc.*	17,613

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
202	SunPower Corp.*	$929
287	Super Micro Computer, Inc.*	2,678
376	Support.com, Inc.*	1,654
70	Synacor, Inc.*	447
371	Synaptics, Inc.*	9,913
305	Synchronoss Technologies, Inc.*	5,569
170	Syntel, Inc.	10,227
862	Take-Two Interactive Software, Inc.*	10,663
329	Tangoe, Inc.*	4,290
110	Telular Corp.	1,102
30	Tessco Technologies, Inc.	653
687	TiVo, Inc.*	8,038
269	TNS, Inc.*	3,927
79	Travelzoo, Inc.*	1,387
332	Tyler Technologies, Inc.*	15,577
115	Ubiquiti Networks, Inc.*	1,351
293	Ultimate Software Group, Inc.*	27,691
289	Ultratech, Inc.*	9,485
246	Unisys Corp.*	4,251
438	Universal Display Corp.*	10,459
898	Unwired Planet, Inc.*	1,230
497	ValueClick, Inc.*	9,378
140	VASCO Data Security International, Inc.*	1,051
110	Veeco Instruments, Inc.*	3,131
240	Verint Systems, Inc.*	6,665
413	ViaSat, Inc.*	15,789
462	VirnetX Holding Corp.*	15,925
205	Virtusa Corp.*	3,210
376	Vistaprint N.V.*	11,673
227	Vocus, Inc.*	3,873
279	Volterra Semiconductor Corp.*	4,899
386	Web.com Group, Inc.*	5,832
410	Websense, Inc.*	5,724
428	WEX, Inc.*	30,799
289	XO Group, Inc.*	2,283
93	Yelp, Inc.*	1,759
672	Zix Corp.*	1,841
34	Zygo Corp.*	503
		1,379,328
	Materials — 2.8%

99	ADA-ES, Inc.*	1,619
46	AEP Industries, Inc.*	2,783
200	AK Steel Holding Corp.	802
262	AMCOL International Corp.	7,910
307	American Vanguard Corp.	10,214
220	Arabian American Development Co.*	1,789
322	Balchem Corp.	11,511
254	Buckeye Technologies, Inc.	7,041
528	Calgon Carbon Corp.*	7,149
756	Chemtura Corp.*	15,362
205	Clearwater Paper Corp.*	8,149
407	Coeur d’Alene Mines Corp.*	9,467
120	Deltic Timber Corp.	8,286
539	Eagle Materials, Inc.	28,686
545	Flotek Industries, Inc.*	6,295
113	General Moly, Inc.*	424
238	Georgia Gulf Corp.	10,915
47	Globe Specialty Metals, Inc.	651
72	Gold Reserve, Inc.*	238
329	Gold Resource Corp.	5,218
89	GSE Holding, Inc.*	624
550	H.B. Fuller Co.	18,067
52	Handy & Harman Ltd.*	732
101	Hawkins, Inc.	4,040
112	Haynes International, Inc.	5,212
673	Headwaters, Inc.*	5,115
240	Innophos Holdings, Inc.	11,498
32	Innospec, Inc.*	1,019
86	KMG Chemicals, Inc.	1,567
229	Koppers Holdings, Inc.	8,104
70	Landec Corp.*	704
119	LSB Industries, Inc.*	3,978
20	Materion Corp.	410
32	Metals USA Holdings Corp.	500
1,408	Midway Gold Corp.*	2,112
369	Myers Industries, Inc.	5,487
105	Neenah Paper, Inc.	2,946
367	Noranda Aluminum Holding Corp.	2,176
605	Olin Corp.	12,542
509	OMNOVA Solutions, Inc.*	3,777
79	P. H. Glatfelter Co.	1,342
1,439	Paramount Gold and Silver Corp.*	3,338
776	PolyOne Corp.	15,629
40	Quaker Chemical Corp.	1,947
254	Schweitzer-Mauduit International, Inc.	9,517
87	Stepan Co.	8,696
545	SunCoke Energy, Inc.*	8,856
103	TPC Group, Inc.*	4,947
129	U.S. Silica Holdings, Inc.*	1,873
18	United States Lime & Minerals, Inc.*	791
592	US Antimony Corp.*	1,166
461	Wausau Paper Corp.	3,868
101	Zep, Inc.	1,252
		298,341
	Telecommunication Services — 0.5%

779	8x8, Inc.*	5,141
99	Atlantic Tele-Network, Inc.	3,651
174	Boingo Wireless, Inc.*	1,234
20	Cbeyond, Inc.*	149
782	Cincinnati Bell, Inc.*	4,168
516	Cogent Communications Group, Inc.	10,908
286	Consolidated Communications Holdings, Inc.	4,301
196	Fairpoint Communications, Inc.*	1,468
406	General Communication, Inc., Class A*	3,423
149	HickoryTech Corp.	1,448
156	IDT Corp., Class B	1,430
385	inContact, Inc.*	2,002
77	Iridium Communications, Inc.*	475
152	Leap Wireless International, Inc.*	988
167	Lumos Networks Corp.	1,635
115	magicJack VocalTec Ltd.*	1,979
163	NTELOS Holdings Corp.	2,103
195	ORBCOMM, Inc.*	659
127	Premiere Global Services, Inc.*	1,078
134	Primus Telecommunications Group, Inc.	1,520
523	Towerstream Corp.*	1,768
		51,528
	Utilities — 0.2%

256	American DG Energy, Inc.*	527
22	American States Water Co.	1,001
108	Atlantic Power Corp.	1,274
133	Cadiz, Inc.*	1,137
231	California Water Service Group	4,158

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
62	Connecticut Water Service, Inc.	$1,912
55	Ormat Technologies, Inc.	1,013
24	Otter Tail Corp.	582
66	Piedmont Natural Gas Co., Inc.	2,037
48	SJW Corp.	1,174
73	South Jersey Industries, Inc.	3,648
106	York Water Co.	1,848
		20,311
	Total Common Stocks (Cost $6,352,378)	6,322,037

No. of Warrants
	Warrants — 0.0%‡
253	Magnum Hunter Resources Corp., expiring 10/14/13 at $10.50*	7
	Total Warrants (Cost $—)	7

Principal Amount
	U.S. Government & Agency Securities (a) — 19.5%
	Federal Home Loan Bank
$1,080,031	0.00%, due 12/03/12	1,080,031
	U.S. Treasury Bill
1,000,000	0.00%, due 02/07/13	999,775
	Total U.S. Government & Agency Securities (Cost $2,079,806)	2,079,806

	Repurchase Agreements (a)(b) — 18.1%
1,932,363	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,932,397	1,932,363
	Total Repurchase Agreements (Cost $1,932,363)	1,932,363

	Total Investment Securities (Cost $10,364,547) — 97.0%	10,334,213
	Other assets less liabilities — 3.0%	319,556
	Net Assets — 100.0%	$10,653,769

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $2,583,501.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$405,306
Aggregate gross unrealized depreciation	(677,117)
Net unrealized depreciation	$(271,811)
Federal income tax cost of investments	$10,606,024

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$19,596	$7

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	2,073,268	(20,528)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	11,693,787	251,705

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	1,200,539	(92)

		$231,092

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

Ultra Financials

Shares		Value
	Common Stocks (a) — 73.6%
	Capital Markets — 7.9%

11,025	Affiliated Managers Group, Inc.*	$1,420,792
45,241	Ameriprise Financial, Inc.	2,744,771
253,618	Bank of New York Mellon Corp. (The)	6,071,615
27,470	BlackRock, Inc.	5,412,689
235,249	Charles Schwab Corp. (The)	3,081,762
55,128	E*TRADE Financial Corp.*	464,178
24,732	Eaton Vance Corp.	788,456
20,119	Federated Investors, Inc., Class B	399,362
29,670	Franklin Resources, Inc.	3,917,033
96,753	Goldman Sachs Group, Inc. (The)	11,396,536
5,745	Greenhill & Co., Inc.	273,002
95,587	Invesco Ltd.	2,388,719
40,218	Janus Capital Group, Inc.	329,788
27,502	Jefferies Group, Inc.	466,434
25,806	Legg Mason, Inc.	658,827
296,893	Morgan Stanley	5,008,585
46,990	Northern Trust Corp.	2,256,460
24,001	Raymond James Financial, Inc.	906,038
29,065	SEI Investments Co.	639,721
102,860	State Street Corp.	4,571,098
10,687	Stifel Financial Corp.*	325,098
54,495	T. Rowe Price Group, Inc.	3,524,192
49,279	TD Ameritrade Holding Corp.	798,320
18,426	Waddell & Reed Financial, Inc., Class A	598,661
		58,442,137
	Commercial Banks — 12.5%

36,851	Associated Banc-Corp	473,535
17,842	BancorpSouth, Inc.	236,050
9,702	Bank of Hawaii Corp.	421,746
150,098	BB&T Corp.	4,228,261
5,705	BOK Financial Corp.	314,003
45,415	CapitalSource, Inc.	365,591
15,720	Cathay General Bancorp	281,388
43,119	CIT Group, Inc.*	1,597,559
10,120	City National Corp./CA	492,743
41,543	Comerica, Inc.	1,229,257
16,791	Commerce Bancshares, Inc./MO	600,766
13,184	Cullen/Frost Bankers, Inc.	719,978
30,472	East West Bancorp, Inc.	644,483
197,287	Fifth Third Bancorp	2,888,282
6,422	First Financial Bankshares, Inc.	249,880
53,419	First Horizon National Corp.	505,344
16,069	First Midwest Bancorp, Inc./IL	200,862
75,710	First Niagara Financial Group, Inc.	570,853
14,519	First Republic Bank/CA	491,033
23,539	FirstMerit Corp.	331,429
29,997	FNB Corp./PA	323,968
43,023	Fulton Financial Corp.	418,614
15,444	Glacier Bancorp, Inc.	224,401
18,202	Hancock Holding Co.	571,907
184,293	Huntington Bancshares, Inc./OH	1,133,402
6,335	Iberiabank Corp.	308,831
11,692	International Bancshares Corp.	211,625
202,558	KeyCorp	1,636,669
25,839	M&T Bank Corp.	2,525,245
11,724	MB Financial, Inc.	227,915
26,132	National Penn Bancshares, Inc.	247,470
21,759	Old National Bancorp/IN	255,451
6,907	PacWest Bancorp	172,053
2,745	Park National Corp.	173,182
113,661	PNC Financial Services Group, Inc.	6,380,929
22,083	Popular, Inc.*	436,581
13,425	PrivateBancorp, Inc.	220,036
9,386	Prosperity Bancshares, Inc.	386,046
303,436	Regions Financial Corp.	2,023,918
10,061	Signature Bank/NY*	705,880
115,610	SunTrust Banks, Inc.	3,138,811
40,024	Susquehanna Bancshares, Inc.	411,447
9,536	SVB Financial Group*	526,578
168,873	Synovus Financial Corp.	400,229
34,982	TCF Financial Corp.	415,586
8,613	Texas Capital Bancshares, Inc.*	387,929
13,907	Trustmark Corp.	309,014
406,910	U.S. Bancorp	13,126,917
6,969	UMB Financial Corp.	295,346
24,023	Umpqua Holdings Corp.	280,108
9,822	United Bankshares, Inc./WV	242,603
42,388	Valley National Bancorp	404,381
15,473	Webster Financial Corp.	322,148
1,054,672	Wells Fargo & Co.	34,814,723
5,917	Westamerica Bancorp.	251,828
7,808	Wintrust Financial Corp.	287,256
39,535	Zions Bancorp.	793,467
		91,835,537
	Consumer Finance — 3.5%

211,747	American Express Co.	11,836,657
124,737	Capital One Financial Corp.	7,184,851
6,298	Cash America International, Inc.	234,538
110,548	Discover Financial Services	4,599,902
9,671	EZCORP, Inc., Class A*	185,877
100,779	SLM Corp.	1,667,892
		25,709,717
	Diversified Financial Services — 12.1%

2,313,754	Bank of America Corp.	22,813,615
18,736	CBOE Holdings, Inc.	561,705
629,589	Citigroup, Inc.	21,764,892
65,679	CME Group, Inc.	3,630,078
15,620	IntercontinentalExchange, Inc.*	2,064,183
815,571	JPMorgan Chase & Co.	33,503,657
41,523	Moody’s Corp.	2,017,187
26,148	MSCI, Inc.*	758,292
25,441	NASDAQ OMX Group, Inc. (The)	616,436
52,815	NYSE Euronext	1,233,230
		88,963,275
	Hotels, Restaurants & Leisure — 0.1%

9,718	Ryman Hospitality Properties, Inc.	322,832

	Insurance — 17.7%

72,800	ACE Ltd.	5,767,944
100,536	Aflac, Inc.	5,327,403
3,634	Alleghany Corp.*	1,275,534
7,807	Allied World Assurance Co. Holdings AG	633,694
104,110	Allstate Corp. (The)	4,214,373
16,928	American Financial Group, Inc./OH	671,195
250,388	American International Group, Inc.*	8,295,354
69,220	Aon plc	3,931,696
29,261	Arch Capital Group Ltd.*	1,319,671
5,539	Argo Group International Holdings Ltd.	183,839
25,974	Arthur J. Gallagher & Co.	948,570
15,320	Aspen Insurance Holdings Ltd.	479,516

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
17,409	Assurant, Inc.	$595,562
41,667	Assured Guaranty Ltd.	581,255
25,435	Axis Capital Holdings Ltd.	914,897
393,715	Berkshire Hathaway, Inc., Class B*	34,678,417
25,223	Brown & Brown, Inc.	676,985
57,077	Chubb Corp. (The)	4,394,358
31,402	Cincinnati Financial Corp.	1,272,409
49,885	CNO Financial Group, Inc.	453,954
9,317	Endurance Specialty Holdings Ltd.	374,543
5,495	Erie Indemnity Co., Class A	391,684
11,127	Everest Re Group Ltd.	1,206,946
45,254	Fidelity National Financial, Inc., Class A	1,095,599
22,834	First American Financial Corp.	543,449
105,551	Genworth Financial, Inc., Class A*	628,028
9,623	Hanover Insurance Group, Inc. (The)	351,721
93,568	Hartford Financial Services Group, Inc.	1,981,770
21,620	HCC Insurance Holdings, Inc.	797,346
8,454	Horace Mann Educators Corp.	161,640
11,715	Kemper Corp.	346,881
59,938	Lincoln National Corp.	1,480,469
67,096	Loews Corp.	2,742,884
1,948	Markel Corp.*	933,092
116,835	Marsh & McLennan Cos., Inc.	4,114,929
30,377	MBIA, Inc.*	271,570
7,781	Mercury General Corp.	323,845
228,058	MetLife, Inc.	7,569,245
12,144	Montpelier Re Holdings Ltd.	265,832
51,802	Old Republic International Corp.	543,403
13,560	PartnerRe Ltd.	1,123,853
7,132	Platinum Underwriters Holdings Ltd.	317,517
59,558	Principal Financial Group, Inc.	1,617,000
6,582	ProAssurance Corp.	596,856
120,321	Progressive Corp. (The)	2,556,821
17,187	Protective Life Corp.	466,627
100,048	Prudential Financial, Inc.	5,214,502
15,827	Reinsurance Group of America, Inc.	810,342
10,850	RenaissanceRe Holdings Ltd.	897,946
3,644	RLI Corp.	234,819
11,798	Selective Insurance Group, Inc.	220,387
9,472	StanCorp Financial Group, Inc.	322,143
20,482	Torchmark Corp.	1,064,859
7,415	Tower Group, Inc.	125,314
82,733	Travelers Cos., Inc. (The)	5,859,151
60,145	Unum Group	1,226,357
21,741	Validus Holdings Ltd.	770,936
23,847	W. R. Berkley Corp.	947,918
1,189	White Mountains Insurance Group Ltd.	612,644
37,257	Willis Group Holdings plc	1,306,976
65,633	XL Group plc	1,596,851
		130,631,321
	IT Services — 4.0%

23,041	Mastercard, Inc., Class A	11,259,676
112,216	Visa, Inc., Class A	16,799,857
129,331	Western Union Co. (The)	1,630,864
		29,690,397
	Professional Services — 0.2%

25,734	Equifax, Inc.	1,318,610

	Real Estate Investment Trusts — 14.4%

13,477	Alexandria Real Estate Equities, Inc.	915,358
22,111	American Campus Communities, Inc.	968,462
73,341	American Capital Agency Corp.	2,313,909
34,022	American Realty Capital Trust, Inc.	396,697
84,838	American Tower Corp.	6,356,911
209,268	Annaly Capital Management, Inc.	3,080,425
31,248	Apartment Investment & Management Co., Class A	783,387
20,806	AvalonBay Communities, Inc.	2,742,023
33,101	BioMed Realty Trust, Inc.	637,856
32,368	Boston Properties, Inc.	3,321,928
30,790	Brandywine Realty Trust	367,325
16,489	BRE Properties, Inc.	802,190
17,945	Camden Property Trust	1,178,986
34,041	CBL & Associates Properties, Inc.	766,263
220,550	Chimera Investment Corp.	604,307
17,766	Colonial Properties Trust	362,426
17,977	CommonWealth REIT	271,992
17,089	Corporate Office Properties Trust	421,757
37,561	CYS Investments, Inc.	480,405
57,242	DCT Industrial Trust, Inc.	357,762
50,932	DDR Corp.	779,769
41,897	DiamondRock Hospitality Co.	366,180
26,192	Digital Realty Trust, Inc.	1,690,432
27,900	Douglas Emmett, Inc.	633,609
57,903	Duke Realty Corp.	781,690
13,589	DuPont Fabros Technology, Inc.	313,770
6,264	EastGroup Properties, Inc.	327,482
10,055	EPR Properties	455,994
8,341	Equity Lifestyle Properties, Inc.	547,503
64,627	Equity Residential	3,587,445
7,819	Essex Property Trust, Inc.	1,098,491
21,990	Extra Space Storage, Inc.	772,948
13,766	Federal Realty Investment Trust	1,432,215
15,493	Franklin Street Properties Corp.	178,944
96,653	General Growth Properties, Inc.	1,872,169
21,056	Hatteras Financial Corp.	561,353
96,939	HCP, Inc.	4,367,102
54,654	Health Care REIT, Inc.	3,218,574
18,466	Healthcare Realty Trust, Inc.	440,414
16,332	Highwoods Properties, Inc.	526,544
10,711	Home Properties, Inc.	630,771
26,528	Hospitality Properties Trust	602,186
155,134	Host Hotels & Resorts, Inc.	2,278,918
24,777	Invesco Mortgage Capital, Inc.	524,529
15,872	Kilroy Realty Corp.	715,827
87,371	Kimco Realty Corp.	1,682,765
18,520	LaSalle Hotel Properties	446,517
31,571	Lexington Realty Trust	302,766
25,235	Liberty Property Trust	878,935
28,580	Macerich Co. (The)	1,614,770
17,911	Mack-Cali Realty Corp.	452,790
76,748	MFA Financial, Inc.	645,451
8,825	Mid-America Apartment Communities, Inc.	549,974
23,228	National Retail Properties, Inc.	713,564
23,332	Omega Healthcare Investors, Inc.	534,769
36,262	Piedmont Office Realty Trust, Inc., Class A	640,024
34,679	Plum Creek Timber Co., Inc.	1,485,995
11,635	Post Properties, Inc.	571,628
8,660	Potlatch Corp.	337,307

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
98,905	Prologis, Inc.	$3,356,836
30,939	Public Storage	4,351,261
26,356	Rayonier, Inc.	1,313,583
28,648	Realty Income Corp.	1,165,401
17,017	Redwood Trust, Inc.	284,524
19,309	Regency Centers Corp.	904,627
37,889	Senior Housing Properties Trust	846,819
65,122	Simon Property Group, Inc.	9,907,010
19,356	SL Green Realty Corp.	1,459,055
6,323	Sovran Self Storage, Inc.	390,698
28,531	Starwood Property Trust, Inc.	652,219
29,365	Sunstone Hotel Investors, Inc.*	303,047
20,157	Tanger Factory Outlet Centers	662,762
13,246	Taubman Centers, Inc.	1,026,168
63,412	Two Harbors Investment Corp.	717,824
53,717	UDR, Inc.	1,236,028
63,414	Ventas, Inc.	4,036,301
36,305	Vornado Realty Trust	2,774,791
14,237	Washington Real Estate Investment Trust	369,023
23,952	Weingarten Realty Investors	651,015
115,455	Weyerhaeuser Co.	3,181,940
		106,283,415
	Real Estate Management & Development — 0.5%

9,103	Alexander & Baldwin, Inc.*	271,816
64,829	CBRE Group, Inc., Class A*	1,227,213
29,461	Forest City Enterprises, Inc., Class A*	443,388
6,032	Howard Hughes Corp. (The)*	444,438
9,454	Jones Lang LaSalle, Inc.	775,322
19,812	St. Joe Co. (The)*	423,581
		3,585,758
	Thrifts & Mortgage Finance — 0.7%

17,539	Astoria Financial Corp.	163,639
31,249	Capitol Federal Financial, Inc.	371,551
102,050	Hudson City Bancorp, Inc.	822,523
94,278	New York Community Bancorp, Inc.	1,226,557
24,904	Ocwen Financial Corp.*	893,057
75,412	People’s United Financial, Inc.	919,272
11,620	Provident Financial Services, Inc.	168,374
17,245	TFS Financial Corp.*	141,754
22,864	Washington Federal, Inc.	367,424
		5,074,151
	Total Common Stocks (Cost $532,747,806)	541,857,150

Principal Amount
	U.S. Government & Agency Securities (a) — 5.1%
	Federal Home Loan Bank
$11,496,141	0.00%, due 12/03/12	11,496,141
	U.S. Treasury Bill
26,000,000	0.00%, due 02/07/13	25,996,059
	Total U.S. Government & Agency Securities (Cost $37,492,200)	37,492,200

	Repurchase Agreements (a)(b) — 8.6%
63,670,933	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $63,672,015	63,670,933
	Total Repurchase Agreements (Cost $63,670,933)	63,670,933

	Total Investment Securities (Cost $633,910,939) — 87.3%	643,020,283
	Other assets less liabilities — 12.7%	93,739,071
	Net Assets — 100.0%	$736,759,354

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $208,198,877.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,925,255
Aggregate gross unrealized depreciation	(75,778,712)
Net unrealized appreciation	$4,146,543
Federal income tax cost of investments	$638,873,740

See accompanying notes to the financial statements.

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones U.S. FinancialsSM Index	$24,652,888	$(442,904)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	147,312,439	12,061,232

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	51,193,908	(1,097,131)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	83,598,051	(1,508,046)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	83,137,976	(3,298,625)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	281,750,501	36,640,557

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	177,318,709	27,896,365

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	82,323,679	(2,294,773)

		$67,956,675

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2012 (Unaudited)

UltraPro Financials

Shares		Value
	Common Stocks (a) — 52.4%
	Capital Markets — 5.7%

27	Affiliated Managers Group, Inc.*	$3,479
110	Ameriprise Financial, Inc.	6,674
616	Bank of New York Mellon Corp. (The)	14,747
67	BlackRock, Inc.	13,202
572	Charles Schwab Corp. (The)	7,493
134	E*TRADE Financial Corp.*	1,128
60	Eaton Vance Corp.	1,913
49	Federated Investors, Inc., Class B	973
72	Franklin Resources, Inc.	9,505
235	Goldman Sachs Group, Inc. (The)	27,681
14	Greenhill & Co., Inc.	665
232	Invesco Ltd.	5,798
98	Janus Capital Group, Inc.	804
67	Jefferies Group, Inc.	1,136
63	Legg Mason, Inc.	1,608
722	Morgan Stanley	12,180
114	Northern Trust Corp.	5,474
58	Raymond James Financial, Inc.	2,190
71	SEI Investments Co.	1,563
250	State Street Corp.	11,110
26	Stifel Financial Corp.*	791
132	T. Rowe Price Group, Inc.	8,536
120	TD Ameritrade Holding Corp.	1,944
45	Waddell & Reed Financial, Inc., Class A	1,462
		142,056
	Commercial Banks — 8.9%

90	Associated Banc-Corp	1,156
43	BancorpSouth, Inc.	569
24	Bank of Hawaii Corp.	1,043
365	BB&T Corp.	10,282
14	BOK Financial Corp.	771
110	CapitalSource, Inc.	885
38	Cathay General Bancorp	680
105	CIT Group, Inc.*	3,890
25	City National Corp./CA	1,217
101	Comerica, Inc.	2,989
41	Commerce Bancshares, Inc./MO	1,465
32	Cullen/Frost Bankers, Inc.	1,748
74	East West Bancorp, Inc.	1,565
479	Fifth Third Bancorp	7,013
16	First Financial Bankshares, Inc.	623
130	First Horizon National Corp.	1,230
39	First Midwest Bancorp, Inc./IL	488
184	First Niagara Financial Group, Inc.	1,387
35	First Republic Bank/CA	1,184
57	FirstMerit Corp.	803
73	FNB Corp./PA	788
105	Fulton Financial Corp.	1,022
38	Glacier Bancorp, Inc.	552
44	Hancock Holding Co.	1,382
448	Huntington Bancshares, Inc./OH	2,755
15	Iberiabank Corp.	731
28	International Bancshares Corp.	507
492	KeyCorp	3,975
63	M&T Bank Corp.	6,157
28	MB Financial, Inc.	544
64	National Penn Bancshares, Inc.	606
53	Old National Bancorp/IN	622
17	PacWest Bancorp	423
7	Park National Corp.	442
276	PNC Financial Services Group, Inc.	15,495
54	Popular, Inc.*	1,068
33	PrivateBancorp, Inc.	541
23	Prosperity Bancshares, Inc.	946
737	Regions Financial Corp.	4,916
24	Signature Bank/NY*	1,684
281	SunTrust Banks, Inc.	7,629
97	Susquehanna Bancshares, Inc.	997
23	SVB Financial Group*	1,270
410	Synovus Financial Corp.	972
85	TCF Financial Corp.	1,010
21	Texas Capital Bancshares, Inc.*	946
34	Trustmark Corp.	755
989	U.S. Bancorp	31,905
17	UMB Financial Corp.	720
58	Umpqua Holdings Corp.	676
24	United Bankshares, Inc./WV	593
103	Valley National Bancorp	983
38	Webster Financial Corp.	791
2,563	Wells Fargo & Co.	84,605
14	Westamerica Bancorp.	596
19	Wintrust Financial Corp.	699
96	Zions Bancorp.	1,927
		223,218
	Consumer Finance — 2.5%

515	American Express Co.	28,788
303	Capital One Financial Corp.	17,453
15	Cash America International, Inc.	559
269	Discover Financial Services	11,193
24	EZCORP, Inc., Class A*	461
245	SLM Corp.	4,055
		62,509
	Diversified Financial Services — 8.6%

5,623	Bank of America Corp.	55,443
46	CBOE Holdings, Inc.	1,379
1,530	Citigroup, Inc.	52,892
160	CME Group, Inc.	8,843
38	IntercontinentalExchange, Inc.*	5,022
1,982	JPMorgan Chase & Co.	81,420
101	Moody’s Corp.	4,907
64	MSCI, Inc.*	1,856
62	NASDAQ OMX Group, Inc. (The)	1,502
128	NYSE Euronext	2,989
		216,253
	Hotels, Restaurants & Leisure — 0.0%‡

24	Ryman Hospitality Properties, Inc.	797

	Insurance — 12.6%

177	ACE Ltd.	14,024
244	Aflac, Inc.	12,930
9	Alleghany Corp.*	3,159
19	Allied World Assurance Co. Holdings AG	1,542
253	Allstate Corp. (The)	10,241
41	American Financial Group, Inc./OH	1,626
609	American International Group, Inc.*	20,176
168	Aon plc	9,542
71	Arch Capital Group Ltd.*	3,202
13	Argo Group International Holdings Ltd.	431
63	Arthur J. Gallagher & Co.	2,301
37	Aspen Insurance Holdings Ltd.	1,158
42	Assurant, Inc.	1,437
101	Assured Guaranty Ltd.	1,409
62	Axis Capital Holdings Ltd.	2,230

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
957	Berkshire Hathaway, Inc., Class B*	$84,293
61	Brown & Brown, Inc.	1,637
139	Chubb Corp. (The)	10,702
76	Cincinnati Financial Corp.	3,079
121	CNO Financial Group, Inc.	1,101
23	Endurance Specialty Holdings Ltd.	925
13	Erie Indemnity Co., Class A	927
27	Everest Re Group Ltd.	2,929
110	Fidelity National Financial, Inc., Class A	2,663
55	First American Financial Corp.	1,309
257	Genworth Financial, Inc., Class A*	1,529
23	Hanover Insurance Group, Inc. (The)	841
227	Hartford Financial Services Group, Inc.	4,808
53	HCC Insurance Holdings, Inc.	1,955
21	Horace Mann Educators Corp.	401
28	Kemper Corp.	829
146	Lincoln National Corp.	3,606
163	Loews Corp.	6,663
5	Markel Corp.*	2,395
284	Marsh & McLennan Cos., Inc.	10,002
74	MBIA, Inc.*	662
19	Mercury General Corp.	791
554	MetLife, Inc.	18,387
30	Montpelier Re Holdings Ltd.	657
126	Old Republic International Corp.	1,322
33	PartnerRe Ltd.	2,735
17	Platinum Underwriters Holdings Ltd.	757
145	Principal Financial Group, Inc.	3,937
16	ProAssurance Corp.	1,451
292	Progressive Corp. (The)	6,205
42	Protective Life Corp.	1,140
243	Prudential Financial, Inc.	12,665
38	Reinsurance Group of America, Inc.	1,946
26	RenaissanceRe Holdings Ltd.	2,152
9	RLI Corp.	580
29	Selective Insurance Group, Inc.	542
23	StanCorp Financial Group, Inc.	782
50	Torchmark Corp.	2,599
18	Tower Group, Inc.	304
201	Travelers Cos., Inc. (The)	14,235
146	Unum Group	2,977
53	Validus Holdings Ltd.	1,879
58	W. R. Berkley Corp.	2,305
3	White Mountains Insurance Group Ltd.	1,546
91	Willis Group Holdings plc	3,192
160	XL Group plc	3,893
		317,643
	IT Services — 2.9%

56	Mastercard, Inc., Class A	27,366
273	Visa, Inc., Class A	40,871
314	Western Union Co. (The)	3,960
		72,197
	Professional Services — 0.1%

63	Equifax, Inc.	3,228

	Real Estate Investment Trusts — 10.3%

33	Alexandria Real Estate Equities, Inc.	2,241
54	American Campus Communities, Inc.	2,365
178	American Capital Agency Corp.	5,616
83	American Realty Capital Trust, Inc.	968
206	American Tower Corp.	15,436
509	Annaly Capital Management, Inc.	7,492
76	Apartment Investment & Management Co., Class A	1,905
51	AvalonBay Communities, Inc.	6,721
80	BioMed Realty Trust, Inc.	1,542
79	Boston Properties, Inc.	8,108
75	Brandywine Realty Trust	895
40	BRE Properties, Inc.	1,946
44	Camden Property Trust	2,891
83	CBL & Associates Properties, Inc.	1,868
536	Chimera Investment Corp.	1,469
43	Colonial Properties Trust	877
44	CommonWealth REIT	666
42	Corporate Office Properties Trust	1,037
91	CYS Investments, Inc.	1,164
139	DCT Industrial Trust, Inc.	869
124	DDR Corp.	1,898
102	DiamondRock Hospitality Co.	891
64	Digital Realty Trust, Inc.	4,131
68	Douglas Emmett, Inc.	1,544
141	Duke Realty Corp.	1,904
33	DuPont Fabros Technology, Inc.	762
15	EastGroup Properties, Inc.	784
24	EPR Properties	1,088
20	Equity Lifestyle Properties, Inc.	1,313
157	Equity Residential	8,715
19	Essex Property Trust, Inc.	2,669
53	Extra Space Storage, Inc.	1,863
33	Federal Realty Investment Trust	3,433
38	Franklin Street Properties Corp.	439
235	General Growth Properties, Inc.	4,552
51	Hatteras Financial Corp.	1,360
236	HCP, Inc.	10,632
133	Health Care REIT, Inc.	7,832
45	Healthcare Realty Trust, Inc.	1,073
40	Highwoods Properties, Inc.	1,290
26	Home Properties, Inc.	1,531
64	Hospitality Properties Trust	1,453
377	Host Hotels & Resorts, Inc.	5,538
60	Invesco Mortgage Capital, Inc.	1,270
39	Kilroy Realty Corp.	1,759
212	Kimco Realty Corp.	4,083
45	LaSalle Hotel Properties	1,085
77	Lexington Realty Trust	738
61	Liberty Property Trust	2,125
69	Macerich Co. (The)	3,899
44	Mack-Cali Realty Corp.	1,112
187	MFA Financial, Inc.	1,573
21	Mid-America Apartment Communities, Inc.	1,309
56	National Retail Properties, Inc.	1,720
57	Omega Healthcare Investors, Inc.	1,306
88	Piedmont Office Realty Trust, Inc., Class A	1,553
84	Plum Creek Timber Co., Inc.	3,599
28	Post Properties, Inc.	1,376
21	Potlatch Corp.	818
240	Prologis, Inc.	8,146
75	Public Storage	10,548
64	Rayonier, Inc.	3,190
70	Realty Income Corp.	2,848
41	Redwood Trust, Inc.	686
47	Regency Centers Corp.	2,202
92	Senior Housing Properties Trust	2,056
158	Simon Property Group, Inc.	24,037
47	SL Green Realty Corp.	3,543
15	Sovran Self Storage, Inc.	927

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
69	Starwood Property Trust, Inc.	$1,577
71	Sunstone Hotel Investors, Inc.*	733
49	Tanger Factory Outlet Centers	1,611
32	Taubman Centers, Inc.	2,479
154	Two Harbors Investment Corp.	1,743
131	UDR, Inc.	3,014
154	Ventas, Inc.	9,802
88	Vornado Realty Trust	6,726
35	Washington Real Estate Investment Trust	907
58	Weingarten Realty Investors	1,576
281	Weyerhaeuser Co.	7,744
		258,191
	Real Estate Management & Development — 0.3%

22	Alexander & Baldwin, Inc.*	657
158	CBRE Group, Inc., Class A*	2,991
72	Forest City Enterprises, Inc., Class A*	1,084
15	Howard Hughes Corp. (The)*	1,105
23	Jones Lang LaSalle, Inc.	1,886
48	St. Joe Co. (The)*	1,026
		8,749
	Thrifts & Mortgage Finance — 0.5%

43	Astoria Financial Corp.	401
76	Capitol Federal Financial, Inc.	904
248	Hudson City Bancorp, Inc.	1,999
229	New York Community Bancorp, Inc.	2,979
61	Ocwen Financial Corp.*	2,187
183	People’s United Financial, Inc.	2,231
28	Provident Financial Services, Inc.	406
42	TFS Financial Corp.*	345
56	Washington Federal, Inc.	900
		12,352
	Total Common Stocks (Cost $1,349,506)	1,317,193

Principal Amount
	U.S. Government & Agency Security (a) — 1.9%
	Federal Home Loan Bank
$48,120	0.00%, due 12/03/12	48,120
	Total U.S. Government & Agency Security (Cost $48,120)	48,120

	Repurchase Agreements (a)(b) — 50.0%
1,258,342	Repurchase Agreements with various counterparties, rates 0.19% - 0.23%, dated 11/30/12, due 12/03/12, total to be received $1,258,362	1,258,342
	Total Repurchase Agreements (Cost $1,258,342)	1,258,342

	Total Investment Securities (Cost $2,655,968) — 104.3%	2,623,655
	Liabilities in excess of other assets — (4.3%)	(108,692)
	Net Assets — 100.0%	$2,514,963

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/12, the aggregate amount held in a segregated account was $1,403,275.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,406
Aggregate gross unrealized depreciation	(44,775)
Net unrealized depreciation	$(32,369)
Federal income tax cost of investments	$2,656,024

See accompanying notes to the financial statements.

Swap Agreements

UltraPro Financials had the following open swap agreements as of November 30, 2012:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	$5,178,220	$(104,138)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	1,050,586	(12,201)

		$(116,339)

See accompanying notes to the financial statements.

(b)                                 Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not applicable.]

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)                                 File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)                  Not required for this filing.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(b)                                 Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
February 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
February 5, 2013

By:	/s/ Charles Todd
Charles Todd
Treasurer
February 5, 2013